UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® Index Shares Funds

(Exact name of registrant as specified in charter)

One Lincoln Street,

Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1: Report to Shareholders.

Semi-Annual Report

31 March 2017

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR STOXX EUROPE 50 ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC	TOTAL SA
MARKET VALUE	$10,720,842	8,755,763	8,056,186	7,374,081	5,583,315
% OF NET ASSETS	6.0	4.9	4.5	4.1	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	20.7%
Banks	14.6
Oil, Gas & Consumable Fuels	9.8
Food Products	6.0
Insurance	5.9
Personal Products	4.8
Chemicals	4.4
Tobacco	4.3
Beverages	3.9
Diversified Telecommunication Services	3.6
Industrial Conglomerates	2.9
Software	2.5
Electrical Equipment	2.4
Automobiles	1.9
Wireless Telecommunication Services	1.7
Capital Markets	1.5
Household Products	1.5
Textiles, Apparel & Luxury Goods	1.5
Multi-Utilities	1.3
Semiconductors & Semiconductor Equipment	1.3
Metals & Mining	1.2
Construction & Engineering	1.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TOTAL SA	SIEMENS AG	SANOFI	SAP SE	BAYER AG
MARKET VALUE	$136,245,131	127,735,734	116,495,329	107,410,263	104,581,899
% OF NET ASSETS	4.9	4.6	4.2	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	14.1%
Pharmaceuticals	8.0
Insurance	6.7
Oil, Gas & Consumable Fuels	6.5
Industrial Conglomerates	5.8
Diversified Telecommunication Services	5.4
Chemicals	5.3
Automobiles	5.1
Personal Products	4.9
Software	3.9
Textiles, Apparel & Luxury Goods	3.8
Beverages	3.2
Electric Utilities	3.1
Aerospace & Defense	2.8
Semiconductors & Semiconductor Equipment	2.0
Construction & Engineering	1.7
Electrical Equipment	1.7
Food Products	1.6
Multi-Utilities	1.6
Specialty Retail	1.5
Air Freight & Logistics	1.3
Health Care Providers & Services	1.3
Communications Equipment	1.2
Construction Materials	1.2
Building Products	1.1
Capital Markets	1.1
Food & Staples Retailing	1.1
Health Care Equipment & Supplies	1.0
Real Estate Investment Trusts (REITs)	0.9
Media	0.8
Metals & Mining	0.0 **
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX SMALL CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	KINGSPAN GROUP PLC	BANCO BPM SPA	EUROFINS SCIENTIFIC SE	FREENET AG	KION GROUP AG
MARKET VALUE	$239,886	225,518	211,564	209,197	202,491
% OF NET ASSETS	1.8	1.7	1.6	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Media	9.1%
Banks	6.2
Insurance	5.5
Machinery	5.1
Real Estate Investment Trusts (REITs)	4.4
Diversified Financial Services	4.2
Pharmaceuticals	4.2
Food & Staples Retailing	3.6
Auto Components	3.4
Air Freight & Logistics	3.0
Building Products	2.8
Life Sciences Tools & Services	2.6
Semiconductors & Semiconductor Equipment	2.6
Gas Utilities	2.4
Construction & Engineering	2.3
Diversified Telecommunication Services	2.2
Energy Equipment & Services	2.2
Food Products	2.1
Software	2.0
Commercial Services & Supplies	1.7
Real Estate Management & Development	1.7
Wireless Telecommunication Services	1.6
Airlines	1.5
Health Care Providers & Services	1.5
Industrial Conglomerates	1.4
Textiles, Apparel & Luxury Goods	1.4
Biotechnology	1.3
Chemicals	1.3
Household Durables	1.3
Independent Power Producers & Energy Traders	1.3
Health Care Equipment & Supplies	1.2
Metals & Mining	1.2
Aerospace & Defense	1.1
Construction Materials	1.1
Oil, Gas & Consumable Fuels	1.1
Beverages	1.0
Leisure Equipment & Products	1.0
Trading Companies & Distributors	1.0
Transportation Infrastructure	1.0
Internet Software & Services	0.9
Multi-Utilities	0.9
Thrifts & Mortgage Finance	0.9
Capital Markets	0.8
Personal Products	0.8
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PORTFOLIO STATISTICS (UNAUDITED)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
International Equity	99.4%
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PORTFOLIO STATISTICS (UNAUDITED)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
International Equity	100.0%
Short-Term Investment	0.0	**
Liabilities in Excess of Other Assets	(0.0	)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING ASIA PACIFIC ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD. ADR	CHINA CONSTRUCTION BANK CORP. CLASS H	CHINA MOBILE, LTD.
MARKET VALUE	$17,481,407	13,115,686	12,912,885	8,107,466	6,978,182
% OF NET ASSETS	5.2	3.9	3.9	2.4	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	15.7%
Internet Software & Services	12.0
Semiconductors & Semiconductor Equipment	6.5
Oil, Gas & Consumable Fuels	5.8
Electronic Equipment, Instruments & Components	4.4
Wireless Telecommunication Services	3.8
Real Estate Management & Development	3.4
Insurance	3.3
IT Services	2.7
Automobiles	2.6
Technology Hardware, Storage & Peripherals	2.6
Chemicals	2.5
Pharmaceuticals	2.2
Food Products	2.1
Metals & Mining	1.9
Diversified Telecommunication Services	1.8
Construction & Engineering	1.7
Thrifts & Mortgage Finance	1.7
Internet & Catalog Retail	1.5
Construction Materials	1.4
Industrial Conglomerates	1.4
Textiles, Apparel & Luxury Goods	1.2
Transportation Infrastructure	1.2
Diversified Financial Services	1.1
Hotels, Restaurants & Leisure	1.1
Independent Power Producers & Energy Traders	1.1
Machinery	1.1
Capital Markets	1.0
Food & Staples Retailing	1.0
Electric Utilities	0.8
Beverages	0.7
Electrical Equipment	0.6
Media	0.6
Personal Products	0.6
Auto Components	0.5
Consumer Finance	0.5
Health Care Providers & Services	0.5
Household Products	0.5
Tobacco	0.5
Diversified Consumer Services	0.4
Gas Utilities	0.4
Airlines	0.3
Commercial Services & Supplies	0.3
Household Durables	0.3
Specialty Retail	0.3
Aerospace & Defense	0.2
Building Products	0.2
Communications Equipment	0.2
Marine	0.2
Multiline Retail	0.2
Paper & Forest Products	0.2
Software	0.2
Water Utilities	0.2
Biotechnology	0.1
Energy Equipment & Services	0.1
Health Care Equipment & Supplies	0.1
Leisure Equipment & Products	0.1
Road & Rail	0.1
Air Freight & Logistics	0.0	**
Containers & Packaging	0.0	**
Distributors	0.0	**
Professional Services	0.0	**
Trading Companies & Distributors	0.0	**
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P RUSSIA ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	GAZPROM PJSC ADR	LUKOIL PJSC ADR	SBERBANK OF RUSSIA PJSC ADR	SBERBANK OF RUSSIA PJSC ADR	TATNEFT PJSC ADR
MARKET VALUE	$4,252,798	3,807,400	3,306,279	1,702,232	1,515,862
% OF NET ASSETS	13.0	11.6	10.1	5.2	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Integrated Oil & Gas	34.0%
Diversified Banks	19.3
Oil & Gas Exploration & Production	9.4
Food Retail	5.7
Wireless Telecommunication Services	5.7
Steel	4.4
Diversified Metals & Mining	4.2
Internet Software & Services	4.1
Precious Metals & Minerals	1.7
Fertilizers & Agricultural Chemicals	1.6
Electric Utilities	1.5
Integrated Telecommunication Services	1.5
Hypermarkets & Super Centers	1.2
Homebuilding	1.1
Real Estate Development	1.0
Railroads	0.8
Aluminum	0.6
IT Consulting & Other Services	0.6
Data Processing & Outsourced Services	0.5
Agricultural Products	0.3
Oil & Gas Equipment & Services	0.3
Short-Term Investment	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	CHINA CONSTRUCTION BANK CORP. CLASS H	CHINA MOBILE, LTD.	INDUSTRIAL & COMMERCIAL BANK OF CHINA, LTD. CLASS H
MARKET VALUE	$89,338,313	68,094,429	44,017,904	36,070,918	29,567,992
% OF NET ASSETS	10.9	8.3	5.4	4.4	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Internet Software & Services	25.2%
Banks	16.4
Insurance	5.7
Oil, Gas & Consumable Fuels	5.3
Real Estate Management & Development	5.2
Wireless Telecommunication Services	4.4
Internet & Catalog Retail	3.7
Automobiles	2.5
Capital Markets	2.1
Food Products	2.0
Electronic Equipment, Instruments & Components	1.6
Pharmaceuticals	1.5
Construction & Engineering	1.4
Transportation Infrastructure	1.4
Diversified Telecommunication Services	1.3
Independent Power Producers & Energy Traders	1.3
Machinery	1.3
Diversified Consumer Services	1.2
Metals & Mining	1.2
Industrial Conglomerates	1.1
Textiles, Apparel & Luxury Goods	1.1
Hotels, Restaurants & Leisure	1.0
Construction Materials	0.8
Commercial Services & Supplies	0.7
Health Care Providers & Services	0.7
Water Utilities	0.7
Gas Utilities	0.6
Semiconductors & Semiconductor Equipment	0.6
Electrical Equipment	0.5
Personal Products	0.5
Technology Hardware, Storage & Peripherals	0.5
Airlines	0.4
Auto Components	0.4
Chemicals	0.4
Communications Equipment	0.4
Food & Staples Retailing	0.4
Household Durables	0.4
Paper & Forest Products	0.4
Software	0.4
Specialty Retail	0.4
Biotechnology	0.3
Consumer Finance	0.3
IT Services	0.3
Multiline Retail	0.3
Beverages	0.2
Energy Equipment & Services	0.2
Marine	0.2
Media	0.2
Road & Rail	0.2
Aerospace & Defense	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Financial Services	0.1
Health Care Equipment & Supplies	0.1
Household Products	0.1
Air Freight & Logistics	0.0	**
Building Products	0.0	**
Trading Companies & Distributors	0.0	**
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI CHINA A SHARES IMI ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	KWEICHOW MOUTAI CO., LTD. CLASS A	INDUSTRIAL BANK CO., LTD. CLASS A	SHANGHAI PUDONG DEVELOPMENT BANK CO., LTD. CLASS A	CHINA MERCHANTS BANK CO., LTD. CLASS A	PING AN INSURANCE GROUP CO. OF CHINA, LTD. CLASS A
MARKET VALUE	$56,061	33,870	29,131	28,650	27,925
% OF NET ASSETS	2.6	1.6	1.4	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	10.4%
Real Estate Management & Development	6.0
Metals & Mining	5.4
Pharmaceuticals	5.2
Capital Markets	5.1
Chemicals	5.1
Machinery	5.1
Beverages	4.4
Electrical Equipment	3.9
Construction & Engineering	3.8
Electronic Equipment, Instruments & Components	3.6
Food Products	3.0
Independent Power Producers & Energy Traders	2.7
Oil, Gas & Consumable Fuels	2.4
Insurance	2.2
Household Durables	2.1
Auto Components	2.0
Media	2.0
Transportation Infrastructure	1.9
Multiline Retail	1.6
Textiles, Apparel & Luxury Goods	1.6
Software	1.4
Aerospace & Defense	1.1
Airlines	1.1
Automobiles	1.1
Commercial Services & Supplies	1.1
Communications Equipment	1.1
Semiconductors & Semiconductor Equipment	1.0
Trading Companies & Distributors	1.0
Containers & Packaging	0.9
Energy Equipment & Services	0.8
IT Services	0.8
Biotechnology	0.7
Construction Materials	0.7
Paper & Forest Products	0.7
Hotels, Restaurants & Leisure	0.6
Water Utilities	0.6
Wireless Telecommunication Services	0.6
Air Freight & Logistics	0.5
Diversified Consumer Services	0.5
Road & Rail	0.5
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	0.5
Health Care Providers & Services	0.4
Internet Software & Services	0.4
Building Products	0.3
Diversified Financial Services	0.3
Food & Staples Retailing	0.3
Diversified Telecommunication Services	0.2
Electric Utilities	0.2
Distributors	0.1
Health Care Equipment & Supplies	0.1
Industrial Conglomerates	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	CHINA CONSTRUCTION BANK CORP. CLASS H	NASPERS, LTD. CLASS N
MARKET VALUE	$11,652,943	8,464,655	6,686,710	5,543,717	5,213,120
% OF NET ASSETS	3.6	2.6	2.1	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	17.6%
Internet Software & Services	8.2
Oil, Gas & Consumable Fuels	8.2
Metals & Mining	4.0
Wireless Telecommunication Services	3.9
Electronic Equipment, Instruments & Components	3.8
Semiconductors & Semiconductor Equipment	3.8
Insurance	2.8
Real Estate Management & Development	2.8
Food Products	2.6
Automobiles	2.5
Media	2.5
IT Services	2.3
Beverages	2.0
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.7
Pharmaceuticals	1.7
Chemicals	1.6
Technology Hardware, Storage & Peripherals	1.6
Transportation Infrastructure	1.6
Construction & Engineering	1.4
Food & Staples Retailing	1.4
Industrial Conglomerates	1.4
Thrifts & Mortgage Finance	1.3
Construction Materials	1.2
Multiline Retail	1.2
Household Durables	1.1
Internet & Catalog Retail	1.1
Independent Power Producers & Energy Traders	1.0
Capital Markets	0.9
Electric Utilities	0.9
Hotels, Restaurants & Leisure	0.8
Specialty Retail	0.8
Machinery	0.7
Paper & Forest Products	0.7
Airlines	0.6
Household Products	0.6
Textiles, Apparel & Luxury Goods	0.6
Health Care Providers & Services	0.5
Electrical Equipment	0.4
Gas Utilities	0.4
Tobacco	0.4
Water Utilities	0.4
Diversified Consumer Services	0.3
Personal Products	0.3
Real Estate Investment Trusts (REITs)	0.3
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Auto Components	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Leisure Equipment & Products	0.2
Communications Equipment	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Marine	0.1
Road & Rail	0.1
Trading Companies & Distributors	0.1
Biotechnology	0.0	**
Consumer Finance	0.0	**
Containers & Packaging	0.0	**
Health Care Equipment & Supplies	0.0	**
Multi-Utilities	0.0	**
Professional Services	0.0	**
Software	0.0	**
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SK TELECOM CO., LTD.	ADVANCED INFO SERVICE PCL NVDR	ITAUSA -INVESTIMENTOS ITAU SA PREFERENCE SHARES	GAZPROM PJSC ADR	LUKOIL PJSC
MARKET VALUE	$11,555,990	11,229,061	10,100,331	9,362,847	9,086,152
% OF NET ASSETS	3.3	3.2	2.9	2.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	18.2%
Wireless Telecommunication Services	12.3
Real Estate Management & Development	6.9
Oil, Gas & Consumable Fuels	6.2
Semiconductors & Semiconductor Equipment	4.7
Real Estate Investment Trusts (REITs)	3.8
Transportation Infrastructure	3.8
Specialty Retail	3.3
Food Products	2.9
Diversified Financial Services	2.6
Electronic Equipment, Instruments & Components	2.5
Technology Hardware, Storage & Peripherals	2.5
Construction Materials	2.4
Insurance	2.4
Auto Components	2.2
Personal Products	2.2
Automobiles	2.1
Food & Staples Retailing	2.0
Paper & Forest Products	1.8
Beverages	1.7
Multiline Retail	1.6
Textiles, Apparel & Luxury Goods	1.6
Health Care Providers & Services	1.2
Water Utilities	1.2
Communications Equipment	1.0
Electric Utilities	0.9
Independent Power Producers & Energy Traders	0.8
Industrial Conglomerates	0.8
Media	0.8
Capital Markets	0.6
Household Durables	0.6
Hotels, Restaurants & Leisure	0.4
Leisure Equipment & Products	0.3
Airlines	0.2
Chemicals	0.2
Multi-Utilities	0.2
Software	0.2
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(8.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING EUROPE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	GAZPROM PJSC ADR	LUKOIL PJSC ADR	SBERBANK OF RUSSIA PJSC	SBERBANK OF RUSSIA PJSC ADR	MMC NORILSK NICKEL PJSC ADR
MARKET VALUE	$3,581,364	3,098,690	2,365,166	1,404,591	1,357,123
% OF NET ASSETS	7.2	6.3	4.8	2.8	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	31.0%
Banks	25.0
Metals & Mining	9.5
Food & Staples Retailing	5.0
Wireless Telecommunication Services	3.6
Electric Utilities	3.3
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.2
Internet Software & Services	2.0
Diversified Financial Services	1.8
Chemicals	1.5
Insurance	1.3
Household Durables	1.1
Textiles, Apparel & Luxury Goods	1.1
Airlines	0.9
Pharmaceuticals	0.8
Software	0.7
Real Estate Investment Trusts (REITs)	0.6
Real Estate Management & Development	0.6
Specialty Retail	0.6
Automobiles	0.5
Beverages	0.5
Construction & Engineering	0.5
Hotels, Restaurants & Leisure	0.5
IT Services	0.4
Food Products	0.3
Media	0.3
Aerospace & Defense	0.2
Construction Materials	0.2
Consumer Finance	0.2
Distributors	0.2
Independent Power Producers & Energy Traders	0.2
Machinery	0.2
Road & Rail	0.2
Energy Equipment & Services	0.1
Marine	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING LATIN AMERICA ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	ITAU UNIBANCO HOLDING SA PREFERENCE SHARES ADR	BANCO BRADESCO SA PREFERENCE SHARES ADR	AMBEV SA ADR	PETROLEO BRASILEIRO SA PREFERENCE SHARES ADR	VALE SA PREFERENCE SHARES ADR
MARKET VALUE	$1,787,676	1,294,612	1,061,101	872,719	836,541
% OF NET ASSETS	5.9	4.3	3.5	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	23.9%
Metals & Mining	9.7
Oil, Gas & Consumable Fuels	8.1
Beverages	7.5
Electric Utilities	4.1
Food & Staples Retailing	3.9
Food Products	3.7
Multiline Retail	3.5
Wireless Telecommunication Services	3.0
Construction Materials	2.5
Diversified Financial Services	2.5
Transportation Infrastructure	2.5
Media	2.0
Industrial Conglomerates	1.7
Paper & Forest Products	1.6
Independent Power Producers & Energy Traders	1.4
IT Services	1.2
Chemicals	1.1
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.1
Insurance	1.1
Airlines	1.0
Real Estate Investment Trusts (REITs)	1.0
Water Utilities	1.0
Real Estate Management & Development	0.9
Personal Products	0.8
Capital Markets	0.7
Construction & Engineering	0.7
Health Care Providers & Services	0.6
Household Products	0.6
Machinery	0.6
Aerospace & Defense	0.5
Containers & Packaging	0.5
Household Durables	0.5
Hotels, Restaurants & Leisure	0.4
Road & Rail	0.4
Auto Components	0.3
Gas Utilities	0.3
Software	0.3
Consumer Finance	0.2
Pharmaceuticals	0.2
Internet & Catalog Retail	0.1
Specialty Retail	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.1
Commercial Services & Supplies	0.0 **
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NASPERS, LTD. CLASS N	STEINHOFF INTERNATIONAL HOLDINGS NV	SASOL, LTD.	MTN GROUP, LTD.	STANDARD BANK GROUP, LTD.
MARKET VALUE	$4,688,614	962,654	924,279	879,546	817,211
% OF NET ASSETS	17.6	3.6	3.5	3.3	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Media	17.6%
Banks	15.0
Diversified Financial Services	6.3
Wireless Telecommunication Services	5.2
Insurance	4.6
Food & Staples Retailing	4.3
Oil, Gas & Consumable Fuels	4.2
Real Estate Management & Development	4.1
Metals & Mining	4.0
Household Durables	3.6
Real Estate Investment Trusts (REITs)	3.6
Diversified Telecommunication Services	3.2
Food Products	3.0
Industrial Conglomerates	2.4
Specialty Retail	2.2
Health Care Providers & Services	2.0
Capital Markets	1.8
Pharmaceuticals	1.6
Paper & Forest Products	1.5
Multiline Retail	1.0
Transportation Infrastructure	0.9
Hotels, Restaurants & Leisure	0.8
Chemicals	0.7
Construction & Engineering	0.7
Distributors	0.6
Marine	0.5
Trading Companies & Distributors	0.5
Multi-Utilities	0.4
Construction Materials	0.3
Containers & Packaging	0.3
Diversified Consumer Services	0.3
Airlines	0.2
Beverages	0.2
Electronic Equipment, Instruments & Components	0.2
IT Services	0.2
Tobacco	0.2
Biotechnology	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Electrical Equipment	0.1
Energy Equipment & Services	0.1
Auto Components	0	**
Professional Services	0	**
Textiles, Apparel & Luxury Goods	0	**
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P WORLD ex-US ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD. GDR	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC
MARKET VALUE	$10,185,167	10,182,635	8,916,355	8,167,098	7,021,288
% OF NET ASSETS	1.3	1.3	1.1	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	12.3%
Pharmaceuticals	6.9
Oil, Gas & Consumable Fuels	5.5
Insurance	5.2
Chemicals	3.8
Metals & Mining	3.4
Automobiles	3.0
Food Products	2.9
Machinery	2.7
Diversified Telecommunication Services	2.2
Real Estate Management & Development	2.2
Media	2.0
Real Estate Investment Trusts (REITs)	2.0
Technology Hardware, Storage & Peripherals	1.9
Beverages	1.8
Capital Markets	1.8
Food & Staples Retailing	1.8
Industrial Conglomerates	1.7
Electronic Equipment, Instruments & Components	1.6
Personal Products	1.6
Textiles, Apparel & Luxury Goods	1.6
Electric Utilities	1.5
Hotels, Restaurants & Leisure	1.5
Road & Rail	1.5
Wireless Telecommunication Services	1.5
Auto Components	1.4
Software	1.4
Electrical Equipment	1.3
Semiconductors & Semiconductor Equipment	1.3
Trading Companies & Distributors	1.3
Household Durables	1.2
Tobacco	1.2
Aerospace & Defense	1.0
Construction & Engineering	1.0
Health Care Equipment & Supplies	1.0
Multi-Utilities	1.0
Diversified Financial Services	0.9
Specialty Retail	0.9
Building Products	0.8
Commercial Services & Supplies	0.8
Household Products	0.8
IT Services	0.8
Biotechnology	0.7
Professional Services	0.7
Construction Materials	0.5
Gas Utilities	0.5
Health Care Providers & Services	0.5
Internet Software & Services	0.5
Communications Equipment	0.4
Marine	0.4
Multiline Retail	0.4
Transportation Infrastructure	0.4
Air Freight & Logistics	0.3
Airlines	0.3
Containers & Packaging	0.3
Energy Equipment & Services	0.3
Paper & Forest Products	0.3
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Water Utilities	0.2
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Health Care Technology	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NIKKON HOLDINGS CO., LTD.	SHOCHIKU CO., LTD.	TOAGOSEI CO., LTD.	INTERPUMP GROUP SPA	WIHLBORGS FASTIGHETER AB
MARKET VALUE	$2,900,386	2,418,932	2,399,129	2,393,896	2,379,452
% OF NET ASSETS	0.4	0.3	0.3	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	5.3%
Machinery	5.2
Banks	4.7
Metals & Mining	4.5
Chemicals	4.1
Real Estate Management & Development	4.0
Construction & Engineering	3.8
Electronic Equipment, Instruments & Components	3.7
Food Products	3.4
Hotels, Restaurants & Leisure	3.1
Oil, Gas & Consumable Fuels	3.1
Specialty Retail	3.0
Media	2.8
Capital Markets	2.7
Commercial Services & Supplies	2.5
Pharmaceuticals	2.3
Trading Companies & Distributors	2.2
Auto Components	2.0
Software	2.0
Biotechnology	1.9
Semiconductors & Semiconductor Equipment	1.7
Building Products	1.6
Electrical Equipment	1.6
Household Durables	1.6
Insurance	1.5
IT Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Food & Staples Retailing	1.4
Health Care Providers & Services	1.4
Energy Equipment & Services	1.3
Health Care Equipment & Supplies	1.1
Internet Software & Services	1.1
Road & Rail	1.1
Professional Services	0.9
Communications Equipment	0.8
Beverages	0.7
Air Freight & Logistics	0.6%
Airlines	0.6
Construction Materials	0.6
Diversified Consumer Services	0.6
Diversified Financial Services	0.6
Independent Power Producers & Energy Traders	0.6
Industrial Conglomerates	0.6
Paper & Forest Products	0.6
Personal Products	0.6
Aerospace & Defense	0.5
Containers & Packaging	0.5
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.5
Marine	0.5
Technology Hardware, Storage & Peripherals	0.5
Distributors	0.4
Leisure Equipment & Products	0.4
Multiline Retail	0.4
Thrifts & Mortgage Finance	0.4
Consumer Finance	0.3
Diversified Telecommunication Services	0.3
Electric Utilities	0.3
Gas Utilities	0.2
Health Care Technology	0.2
Household Products	0.2
Multi-Utilities	0.2
Transportation Infrastructure	0.2
Wireless Telecommunication Services	0.2
Tobacco	0.1
Automobiles	0.0 **
Water Utilities	0.0 **
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	UNIBAIL-RODAMCO SE	MITSUI FUDOSAN CO., LTD.	SCENTRE GROUP REIT	LINK REIT	WESTFIELD CORP.
MARKET VALUE	$204,960,260	186,012,689	153,438,658	136,532,105	114,024,185
% OF NET ASSETS	5.7	5.1	4.2	3.8	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	73.5%
Real Estate Management & Development	26.1
Diversified Financial Services	0.0 **
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TRANSURBAN GROUP STAPLED SECURITY	ENBRIDGE, INC.	ATLANTIA SPA	AENA SA	ABERTIS INFRAESTRUCTURAS SA
MARKET VALUE	$6,440,955	6,186,268	5,434,286	5,204,608	4,213,006
% OF NET ASSETS	5.1	4.9	4.3	4.1	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Transportation Infrastructure	40.3%
Electric Utilities	24.7
Oil, Gas & Consumable Fuels	18.9
Multi-Utilities	13.0
Gas Utilities	2.0
Water Utilities	0.9
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SYNGENTA AG	EXXON MOBIL CORP.	BHP BILLITON, LTD.	TOTAL SA	ROYAL DUTCH SHELL PLC CLASS A
MARKET VALUE	$50,789,713	42,225,801	41,923,353	38,861,543	35,179,536
% OF NET ASSETS	5.3	4.4	4.3	4.0	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	31.8%
Oil, Gas & Consumable Fuels	31.6
Chemicals	16.0
Containers & Packaging	6.5
Paper & Forest Products	4.8
Food Products	4.5
Energy Equipment & Services	2.2
Real Estate Investment Trusts (REITs)	1.9
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	MONSANTO CO.	BARRICK GOLD CORP.	FREEPORT-MCMORAN, INC.
MARKET VALUE	$92,379,590	84,765,609	59,566,632	48,359,798	38,777,106
% OF NET ASSETS	10.4	9.6	6.7	5.5	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	45.6%
Metals & Mining	33.3
Chemicals	14.0
Food Products	6.3
Paper & Forest Products	0.4
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI ex-US ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NESTLE SA	SAMSUNG ELECTRONICS CO., LTD. GDR	ROCHE HOLDING AG	NOVARTIS AG	TENCENT HOLDINGS, LTD.
MARKET VALUE	$16,041,953	12,201,833	11,765,599	11,719,958	10,713,551
% OF NET ASSETS	1.3	1.0	1.0	1.0	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	14.8%
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	6.3
Insurance	5.0
Chemicals	3.4
Automobiles	3.2
Metals & Mining	3.2
Diversified Telecommunication Services	2.5
Wireless Telecommunication Services	2.4
Food Products	2.3
Internet Software & Services	2.2
Media	2.2
Semiconductors & Semiconductor Equipment	2.1
Beverages	2.0
Food & Staples Retailing	1.9
Machinery	1.8
Capital Markets	1.7
Real Estate Management & Development	1.7
Technology Hardware, Storage & Peripherals	1.7
Personal Products	1.6
Textiles, Apparel & Luxury Goods	1.6
Industrial Conglomerates	1.5
Road & Rail	1.5
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	1.4
Tobacco	1.4
Electric Utilities	1.3
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.1
Real Estate Investment Trusts (REITs)	1.1
Software	1.1
Auto Components	1.0
Diversified Financial Services	1.0
Trading Companies & Distributors	1.0
Building Products	0.9
Household Durables	0.9
Aerospace & Defense	0.8
Construction Materials	0.8
IT Services	0.8
Multi-Utilities	0.8
Health Care Equipment & Supplies	0.7
Household Products	0.7
Specialty Retail	0.7
Transportation Infrastructure	0.7
Gas Utilities	0.6
Health Care Providers & Services	0.6
Biotechnology	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.4
Professional Services	0.4
Air Freight & Logistics	0.3
Communications Equipment	0.3
Marine	0.3
Consumer Finance	0.2
Independent Power Producers & Energy Traders	0.2
Internet & Catalog Retail	0.2
Paper & Forest Products	0.2
Thrifts & Mortgage Finance	0.2
Water Utilities	0.2
Containers & Packaging	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Airlines	0.0	**
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Energy Equipment & Services	0.0	**
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	AMAZON.COM, INC.	JPMORGAN CHASE & CO.	WELLS FARGO & CO.
MARKET VALUE	$1,462,459	1,051,455	830,688	765,262	646,046
% OF NET ASSETS	1.5	1.1	0.9	0.8	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	8.5%
Oil, Gas & Consumable Fuels	5.9
Pharmaceuticals	5.0
Insurance	4.5
Software	3.2
Internet Software & Services	3.1
Media	3.1
Semiconductors & Semiconductor Equipment	3.1
Technology Hardware, Storage & Peripherals	2.8
Chemicals	2.7
Food Products	2.4
Real Estate Investment Trusts (REITs)	2.4
Capital Markets	2.3
IT Services	2.3
Machinery	2.2
Diversified Telecommunication Services	2.1
Metals & Mining	2.1
Biotechnology	2.0
Industrial Conglomerates	2.0
Aerospace & Defense	1.9
Health Care Equipment & Supplies	1.9
Specialty Retail	1.9
Electric Utilities	1.8
Food & Staples Retailing	1.8
Hotels, Restaurants & Leisure	1.7
Health Care Providers & Services	1.6
Automobiles	1.4
Road & Rail	1.4
Beverages	1.3
Electronic Equipment, Instruments & Components	1.3
Household Products	1.2
Wireless Telecommunication Services	1.2
Real Estate Management & Development	1.1
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.0
Electrical Equipment	0.9
Energy Equipment & Services	0.9
Internet & Catalog Retail	0.9
Diversified Financial Services	0.8
Air Freight & Logistics	0.7
Building Products	0.7
Commercial Services & Supplies	0.7
Communications Equipment	0.7
Construction & Engineering	0.7
Consumer Finance	0.7
Multiline Retail	0.6
Personal Products	0.6
Trading Companies & Distributors	0.6
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Auto Components	0.4
Professional Services	0.4
Construction Materials	0.3
Household Durables	0.3
Leisure Equipment & Products	0.3
Marine	0.3
Containers & Packaging	0.2
Health Care Technology	0.2
Thrifts & Mortgage Finance	0.2
Transportation Infrastructure	0.2
Water Utilities	0.2
Airlines	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Paper & Forest Products	0.1
Equity Real Estate Investment Trusts (REITs)	0.0 **
Mortgage Real Estate Investment	0.0 **
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	AMAZON.COM, INC.	JOHNSON & JOHNSON	FACEBOOK, INC. CLASS A
MARKET VALUE	$2,646,935	1,672,778	1,218,992	1,190,698	1,131,428
% OF NET ASSETS	2.0	1.2	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	10.6%
Pharmaceuticals	5.4
Oil, Gas & Consumable Fuels	4.6
Insurance	4.4
Internet Software & Services	3.4
Technology Hardware, Storage & Peripherals	3.2
Software	3.1
Media	3.0
Capital Markets	2.6
Semiconductors & Semiconductor Equipment	2.6
Chemicals	2.5
Diversified Telecommunication Services	2.5
IT Services	2.5
Real Estate Investment Trusts (REITs)	2.4
Beverages	2.1
Machinery	2.1
Automobiles	2.0
Industrial Conglomerates	2.0
Aerospace & Defense	1.9
Food Products	1.9
Food & Staples Retailing	1.8
Health Care Equipment & Supplies	1.8
Tobacco	1.8
Biotechnology	1.7
Health Care Providers & Services	1.6
Specialty Retail	1.6
Internet & Catalog Retail	1.5
Hotels, Restaurants & Leisure	1.4
Metals & Mining	1.4
Household Products	1.3
Wireless Telecommunication Services	1.2
Energy Equipment & Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Electric Utilities	1.0
Electrical Equipment	1.0
Real Estate Management & Development	0.9
Road & Rail	0.9
Trading Companies & Distributors	0.9
Transportation Infrastructure	0.9
Communications Equipment	0.8
Diversified Financial Services	0.8
Electronic Equipment, Instruments & Components	0.8
Gas Utilities	0.8
Personal Products	0.8
Consumer Finance	0.6
Household Durables	0.6
Professional Services	0.6
Water Utilities	0.6
Air Freight & Logistics	0.5
Auto Components	0.5
Construction & Engineering	0.4
Building Products	0.3
Containers & Packaging	0.3
Life Sciences Tools & Services	0.3
Multiline Retail	0.3
Multi-Utilities	0.3
Independent Power Producers & Energy Traders	0.2
Commercial Services & Supplies	0.1
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Leisure Equipment & Products	0.0	**
Marine	0.0	**
Mortgage Real Estate Investment	0.0	**
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NESTLE SA	ROCHE HOLDING AG	NOVARTIS AG	HSBC HOLDINGS PLC	TOYOTA MOTOR CORP.
MARKET VALUE	$662,125	482,236	445,602	433,183	379,557
% OF NET ASSETS	2.0	1.5	1.4	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	13.4%
Pharmaceuticals	9.1
Insurance	6.1
Chemicals	4.8
Automobiles	4.0
Food Products	3.1
Diversified Telecommunication Services	2.9
Machinery	2.9
Beverages	2.3
Capital Markets	2.1
Textiles, Apparel & Luxury Goods	2.1
Personal Products	2.0
Wireless Telecommunication Services	2.0
Industrial Conglomerates	1.9
Media	1.9
Auto Components	1.8
Tobacco	1.8
Electrical Equipment	1.7
Food & Staples Retailing	1.7
Real Estate Investment Trusts (REITs)	1.7
Real Estate Management & Development	1.7
Hotels, Restaurants & Leisure	1.5
Trading Companies & Distributors	1.5
Electric Utilities	1.4
Household Durables	1.4
Software	1.4
Semiconductors & Semiconductor Equipment	1.3
Aerospace & Defense	1.2
Diversified Financial Services	1.2
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	1.1
Household Products	1.0
Metals & Mining	1.0
Road & Rail	1.0
Building Products	0.9
Biotechnology	0.8
Construction & Engineering	0.8
Professional Services	0.8
Specialty Retail	0.8
Construction Materials	0.7
Health Care Providers & Services	0.7
Multi-Utilities	0.7
Commercial Services & Supplies	0.6
IT Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Transportation Infrastructure	0.6
Gas Utilities	0.5
Air Freight & Logistics	0.4
Communications Equipment	0.4
Marine	0.3
Multiline Retail	0.3
Airlines	0.2
Containers & Packaging	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Internet Software & Services	0.1
Life Sciences Tools & Services	0.1
Oil, Gas & Consumable Fuels	0.1
Water Utilities	0.1
Independent Power Producers & Energy Traders	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD.	TENCENT HOLDINGS, LTD.	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	ALIBABA GROUP HOLDING, LTD. ADR	NASPERS, LTD. CLASS N
MARKET VALUE	$248,681	229,351	224,240	171,126	108,423
% OF NET ASSETS	4.3	4.0	3.9	3.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	18.6%
Internet Software & Services	9.4
Technology Hardware, Storage & Peripherals	7.0
Semiconductors & Semiconductor Equipment	5.6
Wireless Telecommunication Services	4.4
Insurance	3.9
Metals & Mining	3.1
Food & Staples Retailing	2.4
Industrial Conglomerates	2.4
Electronic Equipment, Instruments & Components	2.2
Media	2.2
Automobiles	2.1
Food Products	1.9
Chemicals	1.8
Real Estate Management & Development	1.7
Diversified Financial Services	1.6
Diversified Telecommunication Services	1.5
Beverages	1.3
Internet & Catalog Retail	1.2
Capital Markets	1.1
Construction Materials	1.1
Pharmaceuticals	1.1
Construction & Engineering	1.0
Electric Utilities	0.9
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	0.9
Transportation Infrastructure	0.9
Household Durables	0.8
Auto Components	0.7
Diversified Consumer Services	0.7
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	0.7
Machinery	0.7
Real Estate Investment Trusts (REITs)	0.7
Household Products	0.6
Independent Power Producers & Energy Traders	0.6
Water Utilities	0.6
Paper & Forest Products	0.5
Personal Products	0.5
Commercial Services & Supplies	0.4
Gas Utilities	0.4
IT Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Aerospace & Defense	0.3
Tobacco	0.3
Electrical Equipment	0.2
Software	0.2
Air Freight & Logistics	0.1
Short-Term Investment	6.0
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NESTLE SA	ROCHE HOLDING AG	ASTRAZENECA PLC	BRITISH AMERICAN TOBACCO PLC	RECKITT BENCKISER GROUP PLC
MARKET VALUE	$3,046,821	2,792,729	1,672,019	1,633,916	1,460,276
% OF NET ASSETS	2.5	2.3	1.3	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	10.2%
Banks	9.8
Insurance	4.8
Food Products	4.6
Diversified Telecommunication Services	4.2
Chemicals	3.8
Personal Products	3.4
Automobiles	2.6
Electric Utilities	2.5
Oil, Gas & Consumable Fuels	2.5
Tobacco	2.4
Food & Staples Retailing	2.2
Media	2.1
Real Estate Investment Trusts (REITs)	2.0
Health Care Equipment & Supplies	1.9
Hotels, Restaurants & Leisure	1.9
Beverages	1.8
Household Products	1.8
Road & Rail	1.8
Textiles, Apparel & Luxury Goods	1.8
Machinery	1.7
Software	1.7
Specialty Retail	1.7
Wireless Telecommunication Services	1.7
Aerospace & Defense	1.4
Auto Components	1.4
Metals & Mining	1.4
Capital Markets	1.3
Multi-Utilities	1.3
Trading Companies & Distributors	1.3
Professional Services	1.2
Diversified Financial Services	1.1
Biotechnology	1.0
Airlines	0.9
Household Durables	0.9
Real Estate Management & Development	0.9
Electrical Equipment	0.8
Health Care Providers & Services	0.8
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.7
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.7
IT Services	0.7
Construction & Engineering	0.6
Gas Utilities	0.6
Semiconductors & Semiconductor Equipment	0.6
Technology Hardware, Storage & Peripherals	0.6
Building Products	0.5
Marine	0.5
Transportation Infrastructure	0.4
Internet Software & Services	0.3
Multiline Retail	0.2
Communications Equipment	0.1
Construction Materials	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.1
Internet & Catalog Retail	0.0	**
Water Utilities	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	TENCENT HOLDINGS, LTD.	CHINA MOBILE, LTD.	HON HAI PRECISION INDUSTRY CO., LTD.	ALIBABA GROUP HOLDING, LTD. ADR
MARKET VALUE	$4,543,942	3,935,603	3,868,612	3,374,469	3,330,330
% OF NET ASSETS	2.7	2.4	2.3	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	16.5%
Internet Software & Services	8.1
Oil, Gas & Consumable Fuels	6.1
Wireless Telecommunication Services	5.7
Electronic Equipment, Instruments & Components	4.8
Technology Hardware, Storage & Peripherals	4.7
Semiconductors & Semiconductor Equipment	4.2
IT Services	3.9
Food & Staples Retailing	3.2
Diversified Telecommunication Services	3.0
Insurance	2.7
Pharmaceuticals	2.3
Automobiles	2.2
Transportation Infrastructure	1.9
Beverages	1.7
Food Products	1.7
Chemicals	1.5
Industrial Conglomerates	1.5
Tobacco	1.5
Metals & Mining	1.3
Personal Products	1.3
Real Estate Management & Development	1.3
Textiles, Apparel & Luxury Goods	1.3
Electric Utilities	1.2
Health Care Providers & Services	1.2
Household Products	1.2
Multiline Retail	1.2
Diversified Financial Services	1.0
Auto Components	0.9
Hotels, Restaurants & Leisure	0.9
Construction Materials	0.8
Independent Power Producers & Energy Traders	0.8
Water Utilities	0.8
Diversified Consumer Services	0.7
Gas Utilities	0.7
Household Durables	0.7
Construction & Engineering	0.6
Machinery	0.5
Capital Markets	0.4
Commercial Services & Supplies	0.4
Media	0.4
Specialty Retail	0.4
Multi-Utilities	0.3
Road & Rail	0.3
Airlines	0.2
Electrical Equipment	0.2
Paper & Forest Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Software	0.2
Thrifts & Mortgage Finance	0.2
Aerospace & Defense	0.1
Biotechnology	0.1
Consumer Finance	0.1
Health Care Equipment & Supplies	0.1
Internet & Catalog Retail	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Air Freight & Logistics	0.0	**
Building Products	0.0	**
Communications Equipment	0.0	**
Containers & Packaging	0.0	**
Distributors	0.0	**
Energy Equipment & Services	0.0	**
Marine	0.0	**
Trading Companies & Distributors	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	APPLE, INC.	JOHNSON & JOHNSON	MICROSOFT CORP.	PROCTER & GAMBLE CO.	NESTLE SA
MARKET VALUE	$687,988	519,249	514,301	353,290	330,525
% OF NET ASSETS	2.5	1.9	1.9	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	7.6%
Banks	6.8
IT Services	4.7
Insurance	4.7
Software	3.8
Food Products	3.5
Oil, Gas & Consumable Fuels	3.4
Real Estate Investment Trusts (REITs)	3.3
Specialty Retail	3.2
Technology Hardware, Storage & Peripherals	3.2
Diversified Telecommunication Services	3.1
Household Products	3.1
Electric Utilities	2.6
Food & Staples Retailing	2.5
Semiconductors & Semiconductor Equipment	2.5
Health Care Equipment & Supplies	2.3
Media	2.3
Beverages	2.1
Internet Software & Services	2.1
Hotels, Restaurants & Leisure	1.9
Aerospace & Defense	1.8
Biotechnology	1.7
Health Care Providers & Services	1.7
Metals & Mining	1.6
Automobiles	1.4
Chemicals	1.4
Machinery	1.4
Capital Markets	1.3
Industrial Conglomerates	1.3
Road & Rail	1.3
Commercial Services & Supplies	1.2
Multi-Utilities	1.2
Air Freight & Logistics	1.1
Personal Products	1.1
Textiles, Apparel & Luxury Goods	1.1
Tobacco	0.8
Trading Companies & Distributors	0.8
Auto Components	0.7
Diversified Financial Services	0.7
Multiline Retail	0.7
Professional Services	0.7
Wireless Telecommunication Services	0.7
Communications Equipment	0.5
Internet & Catalog Retail	0.5
Airlines	0.4
Electrical Equipment	0.4
Gas Utilities	0.4
Household Durables	0.4
Building Products	0.3
Electronic Equipment, Instruments & Components	0.3
Marine	0.3
Construction & Engineering	0.2
Consumer Finance	0.2
Energy Equipment & Services	0.2
Life Sciences Tools & Services	0.2
Transportation Infrastructure	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Distributors	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Mortgage Real Estate Investment	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Diversified Consumer Services	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Paper & Forest Products	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short-Term Investment	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI AUSTRALIA STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	WESFARMERS, LTD.	CSL, LTD.	COMMONWEALTH BANK OF AUSTRALIA	WESTPAC BANKING CORP.	AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
MARKET VALUE	$884,811	812,859	766,514	704,156	685,883
% OF NET ASSETS	6.7	6.2	5.8	5.4	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	22.2%
Real Estate Investment Trusts (REITs)	13.4
Food & Staples Retailing	11.7
Insurance	6.6
Biotechnology	6.2
Diversified Telecommunication Services	4.9
Metals & Mining	4.3
Health Care Providers & Services	3.4
Hotels, Restaurants & Leisure	2.9
Diversified Financial Services	2.5
Transportation Infrastructure	2.4
Commercial Services & Supplies	2.1
Multi-Utilities	2.1
Oil, Gas & Consumable Fuels	1.9
Construction Materials	1.7
Health Care Equipment & Supplies	1.7
Containers & Packaging	1.6
Capital Markets	1.5
Real Estate Management & Development	1.1
Gas Utilities	0.8
Beverages	0.7
Chemicals	0.7
Electric Utilities	0.6
Media	0.5
Professional Services	0.5
Road & Rail	0.5
Multiline Retail	0.3
Airlines	0.2
Construction & Engineering	0.1
IT Services	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	ROYAL BANK OF CANADA	CANADIAN IMPERIAL BANK OF COMMERCE	TORONTO-DOMINION BANK	BANK OF NOVA SCOTIA	CANADIAN NATIONAL RAILWAY CO.
MARKET VALUE	$1,558,420	1,420,940	1,403,173	1,268,753	1,116,109
% OF NET ASSETS	4.4	4.0	4.0	3.6	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	19.7%
Oil, Gas & Consumable Fuels	13.2
Insurance	11.9
Food & Staples Retailing	7.0
Road & Rail	5.0
Chemicals	4.3
Multiline Retail	3.8
Metals & Mining	3.3
Diversified Telecommunication Services	3.2
Auto Components	3.1
Electric Utilities	2.7
Software	2.6
Food Products	2.3
IT Services	2.3
Media	2.2
Real Estate Management & Development	2.1
Containers & Packaging	1.7
Capital Markets	1.3
Construction & Engineering	1.3
Textiles, Apparel & Luxury Goods	1.3
Aerospace & Defense	1.2
Diversified Financial Services	1.1
Real Estate Investment Trusts (REITs)	1.1
Wireless Telecommunication Services	1.1
Hotels, Restaurants & Leisure	0.2
Multi-Utilities	0.2
Pharmaceuticals	0.2
Paper & Forest Products	0.1
Technology Hardware, Storage & Peripherals	0.1
Trading Companies & Distributors	0.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SIEMENS AG	ALLIANZ SE	BASF SE	SAP SE	BAYER AG
MARKET VALUE	$286,059	263,361	256,804	242,893	227,201
% OF NET ASSETS	5.1	4.7	4.6	4.3	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Chemicals	13.2%
Insurance	10.1
Automobiles	9.2
Pharmaceuticals	5.7
Media	5.5
Industrial Conglomerates	5.1
Multi-Utilities	4.5
Textiles, Apparel & Luxury Goods	4.5
Software	4.3
Household Products	3.6
Air Freight & Logistics	3.3
Health Care Providers & Services	3.2
Machinery	3.2
Diversified Telecommunication Services	3.0
Personal Products	2.9
Auto Components	2.7
Capital Markets	2.7
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.1
Trading Companies & Distributors	1.7
Real Estate Management & Development	1.4
Construction Materials	1.0
Banks	0.8
Airlines	0.7
Transportation Infrastructure	0.6
Life Sciences Tools & Services	0.3
Metals & Mining	0.3
Internet Software & Services	0.2
Construction & Engineering	0.1
Electrical Equipment	0.1
Internet & Catalog Retail	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	KDDI CORP.	KAO CORP.	BRIDGESTONE CORP.	TOYOTA MOTOR CORP.	KEYENCE CORP.
MARKET VALUE	$348,763	339,629	331,370	330,757	320,057
% OF NET ASSETS	2.5	2.5	2.4	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	7.6%
Pharmaceuticals	7.2
Automobiles	7.1
Electronic Equipment, Instruments & Components	5.6
Auto Components	4.3
Chemicals	4.1
Wireless Telecommunication Services	3.9
Road & Rail	3.8
Health Care Equipment & Supplies	3.1
Trading Companies & Distributors	3.1
Personal Products	2.7
Specialty Retail	2.6
Building Products	2.0
Electric Utilities	2.0
Food Products	2.0
Household Durables	2.0
Insurance	2.0
Leisure Equipment & Products	2.0
Tobacco	2.0
Real Estate Investment Trusts (REITs)	1.9
Real Estate Management & Development	1.9
Food & Staples Retailing	1.8
Machinery	1.8
Technology Hardware, Storage & Peripherals	1.8
Hotels, Restaurants & Leisure	1.6
IT Services	1.6
Beverages	1.5
Commercial Services & Supplies	1.3
Software	1.3
Gas Utilities	1.2
Airlines	1.1
Diversified Financial Services	1.1
Diversified Telecommunication Services	1.0
Construction & Engineering	0.9
Internet Software & Services	0.9
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	0.9
Multiline Retail	0.7
Professional Services	0.7
Electrical Equipment	0.5
Health Care Providers & Services	0.5
Health Care Technology	0.5
Capital Markets	0.4
Internet & Catalog Retail	0.4
Diversified Consumer Services	0.3
Air Freight & Logistics	0.2
Marine	0.2
Media	0.2
Semiconductors & Semiconductor Equipment	0.2
Consumer Finance	0.1
Household Products	0.1
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Construction Materials	0.0	**
Containers & Packaging	0.0	**
Textiles, Apparel & Luxury Goods	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI SPAIN STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	BANCO SANTANDER SA	TELEFONICA SA	IBERDROLA SA	BANCO BILBAO VIZCAYA ARGENTARIA SA	INDUSTRIA DE DISENO TEXTIL SA
MARKET VALUE	$342,179	195,385	192,436	161,033	157,254
% OF NET ASSETS	14.8	8.4	8.3	7.0	6.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	30.8%
Electric Utilities	15.1
Diversified Telecommunication Services	8.4
Specialty Retail	6.8
Gas Utilities	6.1
Construction & Engineering	5.8
Transportation Infrastructure	5.5
IT Services	4.5
Oil, Gas & Consumable Fuels	4.3
Insurance	3.8
Biotechnology	2.1
Food & Staples Retailing	1.8
Machinery	1.7
Airlines	1.6
Media	1.5
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	HSBC HOLDINGS PLC	BP PLC	BRITISH AMERICAN TOBACCO PLC	ROYAL DUTCH SHELL PLC CLASS A	UNILEVER PLC
MARKET VALUE	$117,733	102,477	99,278	97,630	93,203
% OF NET ASSETS	4.8	4.2	4.1	4.0	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	10.4%
Banks	8.4
Pharmaceuticals	7.8
Insurance	6.2
Media	5.2
Tobacco	5.2
Hotels, Restaurants & Leisure	4.9
Metals & Mining	4.1
Aerospace & Defense	3.8
Personal Products	3.8
Household Products	3.2
Trading Companies & Distributors	3.2
Diversified Telecommunication Services	2.5
Multi-Utilities	2.4
Beverages	2.1
Wireless Telecommunication Services	2.1
Capital Markets	2.0
Real Estate Investment Trusts (REITs)	1.9
Food Products	1.7
Health Care Equipment & Supplies	1.6
Chemicals	1.5
Professional Services	1.5
Household Durables	1.4
Multiline Retail	1.3
Specialty Retail	1.2
Electric Utilities	1.1
Software	1.0
Food & Staples Retailing	0.9
Water Utilities	0.9
Industrial Conglomerates	0.8
Textiles, Apparel & Luxury Goods	0.8
Paper & Forest Products	0.7
Air Freight & Logistics	0.6
Auto Components	0.6
Commercial Services & Supplies	0.5
Diversified Financial Services	0.5
Machinery	0.4
IT Services	0.3
Airlines	0.2
Health Care Providers & Services	0.2
Energy Equipment & Services	0.1
Internet Software & Services	0.1
Consumer Finance	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P GLOBAL DIVIDEND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	CARILLION PLC	WADDELL & REED FINANCIAL, INC. CLASS A	FORTUM OYJ	EDP — ENERGIAS DE PORTUGAL SA	STARHUB, LTD.
MARKET VALUE	$2,186,271	2,171,393	2,141,577	2,126,612	1,954,818
% OF NET ASSETS	1.7	1.7	1.7	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	12.0%
Insurance	9.2
Real Estate Management & Development	9.1
Capital Markets	8.1
Banks	6.2
Real Estate Investment Trusts (REITs)	5.2
Specialty Retail	5.1
Diversified Telecommunication Services	4.1
Pharmaceuticals	3.7
Wireless Telecommunication Services	3.6
Construction & Engineering	3.5
Household Durables	3.2
Gas Utilities	2.5
Transportation Infrastructure	2.3
Oil, Gas & Consumable Fuels	2.2
Beverages	2.0
Food Products	2.0
Media	1.9
Water Utilities	1.9
Chemicals	1.2
Leisure Equipment & Products	1.2
Diversified Financial Services	1.1
Hotels, Restaurants & Leisure	1.1
Household Products	1.1
Technology Hardware, Storage & Peripherals	1.1
Aerospace & Defense	0.9
Diversified Consumer Services	0.9
Multi-Utilities	0.9
Machinery	0.8
Commercial Services & Supplies	0.7
Personal Products	0.7
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SNAM SPA	EDP — ENERGIAS DE PORTUGAL SA	WESTPAC BANKING CORP.	ENAGAS SA	TAIWAN MOBILE CO., LTD.
MARKET VALUE	$23,054,853	21,759,674	20,236,405	19,158,482	18,840,257
% OF NET ASSETS	2.0	1.9	1.8	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	10.9%
Banks	10.7
Real Estate Investment Trusts (REITs)	9.6
Diversified Telecommunication Services	7.7
Real Estate Management & Development	6.6
Insurance	6.2
Gas Utilities	3.7
Transportation Infrastructure	3.6
Wireless Telecommunication Services	3.5
Chemicals	3.1
Water Utilities	2.6
Food & Staples Retailing	2.5
Multi-Utilities	2.5
Media	2.4
Diversified Financial Services	2.0
Road & Rail	2.0
Beverages	1.9
Food Products	1.7
Hotels, Restaurants & Leisure	1.7
Machinery	1.7
Specialty Retail	1.7
Oil, Gas & Consumable Fuels	1.2
Containers & Packaging	1.1
Semiconductors & Semiconductor Equipment	1.1
Health Care Providers & Services	1.0
Leisure Equipment & Products	0.9
Software	0.9
Building Products	0.8
Industrial Conglomerates	0.8
Internet Software & Services	0.8
Professional Services	0.8
Pharmaceuticals	0.6
Textiles, Apparel & Luxury Goods	0.6
Commercial Services & Supplies	0.5
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	PARQUE ARAUCO SA	FUYAO GLASS INDUSTRY GROUP CO., LTD. CLASS H	ALIOR BANK SA	FEDERAL BANK, LTD.	POWERTECH TECHNOLOGY, INC.
MARKET VALUE	$1,473,333	1,459,250	1,428,139	1,427,880	1,367,751
% OF NET ASSETS	0.4	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	7.2%
Semiconductors & Semiconductor Equipment	5.9
Electronic Equipment, Instruments & Components	5.4
Banks	4.7
Metals & Mining	4.1
Chemicals	3.9
Construction & Engineering	3.1
Food Products	3.0
Textiles, Apparel & Luxury Goods	3.0
Pharmaceuticals	2.6
Machinery	2.5
IT Services	2.4
Technology Hardware, Storage & Peripherals	2.4
Auto Components	2.3
Hotels, Restaurants & Leisure	2.2
Capital Markets	2.1
Household Durables	2.1
Diversified Financial Services	2.0
Specialty Retail	2.0
Internet Software & Services	1.7
Media	1.7
Oil, Gas & Consumable Fuels	1.7
Airlines	1.6
Health Care Providers & Services	1.6
Real Estate Investment Trusts (REITs)	1.6
Software	1.6
Communications Equipment	1.5
Electrical Equipment	1.5
Construction Materials	1.4
Consumer Finance	1.2
Marine	1.2
Transportation Infrastructure	1.2
Diversified Consumer Services	1.1
Industrial Conglomerates	1.1
Trading Companies & Distributors	1.0
Water Utilities	1.0
Diversified Telecommunication Services	0.9
Electric Utilities	0.9
Beverages	0.8
Food & Staples Retailing	0.8
Health Care Equipment & Supplies	0.8
Building Products	0.7
Containers & Packaging	0.7
Independent Power Producers & Energy Traders	0.7
Multiline Retail	0.7
Commercial Services & Supplies	0.6
Insurance	0.6
Air Freight & Logistics	0.4
Automobiles	0.4
Distributors	0.4
Internet & Catalog Retail	0.4
Personal Products	0.4
Road & Rail	0.4
Biotechnology	0.3
Energy Equipment & Services	0.3
Leisure Equipment & Products	0.3
Thrifts & Mortgage Finance	0.3
Tobacco	0.3
Gas Utilities	0.2
Paper & Forest Products	0.2
Professional Services	0.2
Multi-Utilities	0.1
Wireless Telecommunication Services	0.1
Household Products	0.0 **
Aerospace & Defense	0.0 **
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SIMON PROPERTY GROUP, INC. REIT	PUBLIC STORAGE REIT	PROLOGIS, INC. REIT	WELLTOWER, INC. REIT	AVALONBAY COMMUNITIES, INC. REIT
MARKET VALUE	$131,373,806	78,054,769	65,562,053	61,295,701	60,200,971
% OF NET ASSETS	5.2	3.1	2.6	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	88.8%
Real Estate Management & Development	10.1
Equity Real Estate Investment Trusts (REITs)	0.6
Diversified Financial Services	0.0 **
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	LVMH MOET HENNESSY LOUIS VUITTON SE	HONDA MOTOR CO., LTD.	ADIDAS AG
MARKET VALUE	$1,046,492	497,514	406,208	354,858	353,368
% OF NET ASSETS	6.9	3.3	2.7	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Automobiles	23.4%
Hotels, Restaurants & Leisure	13.7
Textiles, Apparel & Luxury Goods	12.8
Auto Components	12.2
Media	11.4
Household Durables	9.9
Specialty Retail	7.6
Multiline Retail	3.8
Leisure Equipment & Products	2.4
Internet & Catalog Retail	1.1
Diversified Consumer Services	0.5
Distributors	0.3
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NESTLE SA	BRITISH AMERICAN TOBACCO PLC	ANHEUSER-BUSCH INBEV SA	UNILEVER NV	DIAGEO PLC
MARKET VALUE	$4,820,448	2,419,659	1,870,633	1,684,787	1,436,639
% OF NET ASSETS	13.2	6.6	5.1	4.6	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Food Products	28.5%
Beverages	17.9
Food & Staples Retailing	17.5
Personal Products	15.1
Tobacco	12.2
Household Products	7.9
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	TOTAL SA	ROYAL DUTCH SHELL PLC CLASS A	BP PLC	ROYAL DUTCH SHELL PLC CLASS B	ENBRIDGE, INC.
MARKET VALUE	$4,930,085	4,580,073	4,274,999	4,091,321	2,697,088
% OF NET ASSETS	10.6	9.9	9.2	8.8	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	92.2%
Energy Equipment & Services	5.2
Gas Utilities	1.6
Machinery	0.2
Real Estate Management & Development	0.1
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	HSBC HOLDINGS PLC	COMMONWEALTH BANK OF AUSTRALIA	ROYAL BANK OF CANADA	TORONTO-DOMINION BANK	MITSUBISHI UFJ FINANCIAL GROUP, INC.
MARKET VALUE	$310,274	208,209	202,404	172,562	169,817
% OF NET ASSETS	4.3	2.9	2.8	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Banks	58.4%
Insurance	24.4
Capital Markets	8.5
Diversified Financial Services	6.3
Real Estate Management & Development	0.9
Media	0.4
Consumer Finance	0.1
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	SANOFI	GLAXOSMITHKLINE PLC	BAYER AG
MARKET VALUE	$5,770,324	5,078,433	3,159,268	2,958,896	2,846,708
% OF NET ASSETS	11.2	9.9	6.1	5.7	5.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	70.7%
Health Care Equipment & Supplies	10.1
Biotechnology	7.8
Health Care Providers & Services	7.0
Life Sciences Tools & Services	2.5
Health Care Technology	0.3
Chemicals	0.1
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SIEMENS AG	CANADIAN NATIONAL RAILWAY CO.	ABB, LTD.	AIRBUS SE	SCHNEIDER ELECTRIC SE
MARKET VALUE	$834,693	473,632	410,315	368,256	355,271
% OF NET ASSETS	4.0	2.3	2.0	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	17.7%
Industrial Conglomerates	11.3
Road & Rail	10.2
Trading Companies & Distributors	9.0
Electrical Equipment	8.7
Construction & Engineering	7.4
Aerospace & Defense	6.5
Commercial Services & Supplies	6.4
Building Products	6.0
Professional Services	4.7
Transportation Infrastructure	3.5
Air Freight & Logistics	2.2
Marine	2.0
Media	1.7
Airlines	1.5
Specialty Retail	0.1
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	BASF SE	BHP BILLITON, LTD.	AIR LIQUIDE SA	RIO TINTO PLC	GLENCORE PLC
MARKET VALUE	$826,962	545,528	455,560	444,997	438,063
% OF NET ASSETS	5.9	3.9	3.2	3.1	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Chemicals	43.8%
Metals & Mining	40.8
Construction Materials	6.7
Containers & Packaging	3.8
Paper & Forest Products	3.6
Building Products	0.1
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD. GDR	SAP SE	ASML HOLDING NV	CANON, INC.	MURATA MANUFACTURING CO., LTD.
MARKET VALUE	$4,506,760	1,906,156	1,193,476	695,228	620,866
% OF NET ASSETS	15.5	6.6	4.1	2.4	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Technology Hardware, Storage & Peripherals	22.3%
Software	19.2
Electronic Equipment, Instruments & Components	18.4
Semiconductors & Semiconductor Equipment	15.1
IT Services	10.9
Internet Software & Services	5.7
Communications Equipment	4.3
Media	0.3
Machinery	0.0 **
Short-Term Investments	1.5
Other Assets in Excess of Liabilities	2.3
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	VODAFONE GROUP PLC	SOFTBANK GROUP CORP.	DEUTSCHE TELEKOM AG	TELEFONICA SA	KDDI CORP.
MARKET VALUE	$3,180,973	2,968,835	2,614,426	2,292,749	2,186,714
% OF NET ASSETS	8.6	8.0	7.0	6.2	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Diversified Telecommunication Services	65.8%
Wireless Telecommunication Services	36.8
Media	0.5
Communications Equipment	0.2
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF MARCH 31, 2017

DESCRIPTION	NATIONAL GRID PLC	IBERDROLA SA	ENEL SPA	ENGIE SA	CLP HOLDINGS, LTD.
MARKET VALUE	$2,219,794	1,936,166	1,620,244	1,020,502	914,801
% OF NET ASSETS	8.6	7.5	6.3	4.0	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2017*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	49.6%
Multi-Utilities	29.3
Gas Utilities	11.8
Independent Power Producers & Energy Traders	5.2
Water Utilities	3.6
Oil, Gas & Consumable Fuels	0.1
Semiconductors & Semiconductor Equipment	0.1
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BELGIUM — 2.1%
Anheuser-Busch InBev SA	33,282	$3,662,906

DENMARK — 1.6%
Novo Nordisk A/S Class B	83,017	2,859,670

FRANCE — 15.1%
Air Liquide SA	17,413	1,994,638
AXA SA	93,414	2,423,339
BNP Paribas SA	50,210	3,352,621
L’Oreal SA	10,934	2,106,756
LVMH Moet Hennessy Louis Vuitton SE	12,183	2,682,292
Sanofi	52,783	4,777,141
Schneider Electric SE	26,531	1,947,460
TOTAL SA	110,097	5,583,315
Vinci SA	24,857	1,975,325

		26,842,887

GERMANY — 15.5%
Allianz SE	20,508	3,808,895
BASF SE	41,217	4,096,251
Bayer AG	37,109	4,288,495
Daimler AG	44,728	3,310,446
Deutsche Telekom AG	142,782	2,508,302
SAP SE	44,781	4,405,428
Siemens AG	38,142	5,238,047

		27,655,864

ITALY — 2.0%
Eni SpA	113,750	1,867,501
Intesa Sanpaolo SpA	643,841	1,753,226

		3,620,727

NETHERLANDS — 5.7%
ASML Holding NV	16,849	2,241,792
ING Groep NV	174,077	2,638,227
Royal Dutch Shell PLC Class A	198,737	5,232,142

		10,112,161

SPAIN — 4.8%
Banco Bilbao Vizcaya Argentaria SA	294,739	2,291,780
Banco Santander SA	654,389	4,020,934
Telefonica SA	200,162	2,244,662

		8,557,376

SWITZERLAND — 20.2%
ABB, Ltd. (a)	93,475	2,188,041
Nestle SA	139,636	10,720,842
Novartis AG	117,876	8,755,763
Roche Holding AG	31,524	8,056,186
Syngenta AG	4,145	1,830,765
UBS Group AG (a)	161,812	2,591,384
Zurich Insurance Group AG (a)	6,746	1,802,168

		35,945,149

UNITED KINGDOM — 31.8%
AstraZeneca PLC	56,769	3,487,227
Barclays PLC	714,176	2,010,236
BP PLC	873,817	4,999,487
British American Tobacco PLC	83,662	5,544,604
BT Group PLC	392,749	1,562,722

Diageo PLC	112,947	3,225,092
GlaxoSmithKline PLC	220,337	4,572,262
HSBC Holdings PLC	905,998	7,374,081
Imperial Brands PLC	42,929	2,075,828
Lloyds Banking Group PLC	3,203,364	2,656,545
National Grid PLC	177,052	2,243,835
Prudential PLC	115,850	2,442,418
Reckitt Benckiser Group PLC	30,104	2,742,709
Rio Tinto PLC	53,890	2,162,778
Unilever NV	70,596	3,516,311
Unilever PLC	58,799	2,896,526
Vodafone Group PLC	1,194,477	3,108,252

		56,620,913

TOTAL COMMON STOCKS (Cost $201,285,026)		175,877,653

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $295)	295	295

TOTAL INVESTMENTS — 98.8% (Cost $201,285,321)		175,877,948
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		2,078,137

NET ASSETS — 100.0%		$177,956,085

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

See accompanying notes to financial statements.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$3,662,906	$—	$—	$3,662,906
Denmark	2,859,670	—	—	2,859,670
France	26,842,887	—	—	26,842,887
Germany	27,655,864	—	—	27,655,864
Italy	3,620,727	—	—	3,620,727
Netherlands	10,112,161	—	—	10,112,161
Spain	8,557,376	—	—	8,557,376
Switzerland	35,945,149	—	—	35,945,149
United Kingdom	56,620,913	—	—	56,620,913
Short-Term Investment	295	—	—	295

TOTAL INVESTMENTS	$175,877,948	$—	$—	$175,877,948

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,285	$11,285	74	11,359	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,741,728	1,741,433	295	295	240
State Street Navigator Securities Lending Government Money Market Portfolio*	1,459,114	1,459,114	19,418,166	20,877,280	—	—	32,985

TOTAL		$1,470,399				$295	$33,225

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BELGIUM — 3.2%
Anheuser-Busch InBev SA	811,197	$89,277,628

FINLAND — 1.2%
Nokia Oyj	6,386,598	34,358,840

FRANCE — 35.6%
Air Liquide SA	425,519	48,742,675
Airbus SE	622,485	47,489,986
AXA SA	2,277,619	59,085,823
BNP Paribas SA	1,224,358	81,752,810
Cie de Saint-Gobain	568,872	29,287,106
Danone SA	669,010	45,622,791
Engie SA	1,899,360	26,977,785
Essilor International SA	238,989	29,114,046
L’Oreal SA	267,239	51,491,440
LVMH Moet Hennessy Louis Vuitton SE	296,999	65,389,315
Orange SA	2,191,068	34,132,435
Safran SA	392,379	29,389,406
Sanofi	1,287,166	116,495,329
Schneider Electric SE	648,359	47,591,618
Societe Generale SA	883,476	44,931,013
TOTAL SA	2,686,608	136,245,131
Unibail-Rodamco SE	108,762	25,487,104
Vinci SA	607,504	48,276,846
Vivendi SA	1,117,509	21,783,091

		989,285,750

GERMANY — 33.4%
adidas AG	212,473	40,518,749
Allianz SE	500,097	92,881,660
BASF SE	1,005,062	99,885,623
Bayer AG	904,963	104,581,899
Bayerische Motoren Werke AG	353,079	32,291,612
Daimler AG.	1,090,613	80,719,357
Deutsche Bank AG (a)	1,566,660	27,061,272
Deutsche Post AG	1,079,542	37,069,194
Deutsche Telekom AG	3,481,320	61,157,575
E.ON SE	2,189,709	17,450,260
Fresenius SE & Co. KGaA	447,181	36,029,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176,222	34,566,896
SAP SE	1,091,821	107,410,263
Siemens AG	930,136	127,735,734
Volkswagen AG Preference Shares	200,335	29,269,039

		928,628,136

IRELAND — 1.2%
CRH PLC	911,338	32,234,030

ITALY — 4.6%
Enel SpA	8,500,027	40,128,559
Eni SpA	2,779,897	45,639,199
Intesa Sanpaolo SpA	15,734,845	42,847,136

		128,614,894

LUXEMBOURG — 0.0% (b)
APERAM SA	1	50

NETHERLANDS — 6.6%
ASML Holding NV	410,727	54,648,037

ING Groep NV	4,244,415	64,326,307
Koninklijke Ahold Delhaize NV	1,402,139	30,083,124
Koninklijke Philips NV	1,017,701	32,795,953

		181,853,421

SPAIN — 10.7%
Banco Bilbao Vizcaya Argentaria SA	7,186,094	55,876,377
Banco Santander SA	15,957,946	98,054,596
Iberdrola SA	6,379,609	45,750,282
Industria de Diseno Textil SA	1,214,920	42,932,744
Telefonica SA	4,877,730	54,699,974

		297,313,973

UNITED KINGDOM — 3.1%
Unilever NV	1,721,471	85,744,620

TOTAL COMMON STOCKS (Cost $2,964,241,657)		2,767,311,342

RIGHTS — 0.1%
GERMANY — 0.1%
Deutsche Bank AG (expiring 4/6/17) (a) (c) (Cost $0)	1,394,864	3,341,803

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	578,491	578,491
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,667,677	2,667,677

TOTAL SHORT-TERM INVESTMENTS (Cost $3,246,168)		3,246,168

TOTAL INVESTMENTS — 99.8% (Cost $2,967,487,825)		2,773,899,313
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,703,897

NET ASSETS — 100.0%		$2,779,603,210

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$89,277,628	$—	$—	$89,277,628
Finland	34,358,840	—	—	34,358,840
France	989,285,750	—	—	989,285,750
Germany	928,628,136	—	—	928,628,136
Ireland	32,234,030	—	—	32,234,030
Italy	128,614,894	—	—	128,614,894
Luxembourg	50	—	—	50
Netherlands	181,853,421	—	—	181,853,421
Spain	297,313,973	—	—	297,313,973
United Kingdom	85,744,620	—	—	85,744,620
Rights
Germany	3,341,803	—	—	3,341,803
Short-Term Investments	3,246,168	—	—	3,246,168

TOTAL INVESTMENTS	$2,773,899,313	$—	$—	$2,773,899,313

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	225,328	$225,328	—	225,328	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,563,663	17,985,172	578,491	578,491	1,879
State Street Navigator Securities Lending Government Money Market Portfolio*	23,347,306	23,347,306	463,024,990	483,704,619	2,667,677	2,667,677	429,498

TOTAL		$23,572,634				$3,246,168	$431,377

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRIA — 3.1%
BUWOG AG (a)	4,998	$126,424
Raiffeisen Bank International AG (a)	6,789	153,610
Wienerberger AG	5,887	125,173

		405,207

BELGIUM — 7.6%
Ackermans & van Haaren NV	1,124	177,080
bpost SA	4,905	115,494
Cofinimmo SA REIT	1,000	114,549
Colruyt SA	3,004	147,859
Galapagos NV (a)	1,979	172,675
Ontex Group NV	3,187	102,601
Telenet Group Holding NV (a)	2,552	152,169

		982,427

FINLAND — 4.8%
Amer Sports Oyj (a)	5,937	134,491
Kesko Oyj Class B	3,421	163,554
Metso Oyj	5,368	162,940
Outokumpu Oyj	15,785	154,309

		615,294

FRANCE — 23.5%
Bollore SA (b)	43,721	169,932
Bollore SA (a) (b)	232	883
Casino Guichard Perrachon SA	2,772	155,444
Cie Plastic Omnium SA	3,353	122,433
CNP Assurances	7,484	152,726
Dassault Aviation SA	116	147,876
Elior Group (c)	6,011	136,714
Eurazeo SA	2,164	142,874
Eutelsat Communications SA	7,242	162,117
Faurecia	3,687	175,818
Fonciere Des Regions	1,623	135,937
ICADE	1,784	131,047
Imerys SA	1,638	139,401
Ipsen SA	1,809	181,408
JCDecaux SA	3,262	115,098
Lagardere SCA	5,203	153,646
Orpea	2,018	194,208
Rubis SCA	2,043	200,744
SEB SA	1,230	172,205
SFR Group SA (a)	3,539	111,624
Ubisoft Entertainment SA (a)	3,505	150,120

		3,052,255

GERMANY — 22.7%
Aareal Bank AG	2,998	116,076
Axel Springer SE	2,475	137,042
Bilfinger SE (a)	2,310	89,166
Deutsche EuroShop AG	2,226	91,245
Deutsche Lufthansa AG	11,742	190,892
Duerr AG	1,234	110,443
Fraport AG Frankfurt Airport Services Worldwide	1,863	132,167
Freenet AG	6,415	209,197
Fuchs Petrolub SE Preference Shares	3,482	170,306
Gerresheimer AG	1,573	124,902
HOCHTIEF AG	911	150,977

KION Group AG	3,092	202,491
Rheinmetall AG	2,182	183,503
Sartorius AG Preference Shares	1,712	150,605
Schaeffler AG, Preference Shares	8,316	146,579
Scout24 AG (a) (c)	3,653	122,486
Software AG	2,707	107,313
STADA Arzneimittel AG	3,123	191,694
Telefonica Deutschland Holding AG	31,768	157,995
Uniper SE (a)	9,780	165,062

		2,950,141

IRELAND — 3.3%
Glanbia PLC	9,420	182,411
Kingspan Group PLC	7,500	239,886

		422,297

ITALY — 14.8%
A2A SpA	78,470	119,009
Azimut Holding SpA	5,696	99,485
Banco BPM SpA	75,901	225,518
BPER Banca	24,111	120,687
Davide Campari-Milano SpA	11,126	129,351
FinecoBank Banca Fineco SpA	19,641	134,025
Italgas SpA (a)	24,522	107,847
Mediaset SpA	19,543	81,101
Moncler SpA	7,997	175,597
Poste Italiane SpA (c)	23,096	154,390
Recordati SpA	5,105	173,466
Saipem SpA (a)	288,210	131,162
Unione di Banche Italiane SpA	43,510	167,437
UnipolSai Assicurazioni SpA	47,232	104,469

		1,923,544

LUXEMBOURG — 2.8%
Eurofins Scientific SE	485	211,564
RTL Group SA (a)	1,928	155,688

		367,252

NETHERLANDS — 9.5%
Aalberts Industries NV	4,804	179,834
ASM International NV	2,621	147,509
Boskalis Westminster	4,236	146,452
Delta Lloyd NV	21,901	125,132
Euronext NV (c)	2,337	102,244
IMCD Group NV	2,635	129,866
Koninklijke Vopak NV	3,320	145,143
PostNL NV (a)	21,107	99,962
SBM Offshore NV	9,088	149,446

		1,225,588

SPAIN — 6.3%
Bolsas y Mercados Espanoles SHMSF SA	3,770	125,401
Cellnex Telecom SA (c)	7,660	126,783
Mapfre SA	49,782	171,181
Mediaset Espana Comunicacion SA	8,415	108,768
Merlin Properties Socimi SA	16,776	188,040
Viscofan SA	1,864	96,622

		816,795

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 1.5%
Dialog Semiconductor PLC (a)	3,810	$195,049

TOTAL COMMON STOCKS (Cost $12,104,399)		12,955,849

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f) (Cost $1,028)	1,028	1,028
TOTAL INVESTMENTS — 99.9% (Cost $12,105,427)		12,956,877
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		15,085

NET ASSETS — 100.0%		$12,971,962

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$405,207	$—	$—	$405,207
Belgium	982,427	—	—	982,427
Finland	615,294	—	—	615,294
France	3,052,255	—	—	3,052,255
Germany	2,950,141	—	—	2,950,141
Ireland	422,297	—	—	422,297
Italy	1,923,544	—	—	1,923,544
Luxembourg	367,252	—	—	367,252
Netherlands	1,225,588	—	—	1,225,588
Spain	816,795	—	—	816,795
United Kingdom	195,049	—	—	195,049
Short-Term Investment	1,028	—	—	1,028

TOTAL INVESTMENTS	$12,956,877	$—	$—	$12,956,877

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	906	$906	—	906	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,171	47,143	1,028	1,028	6

TOTAL		$906				$1,028	$6

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.4%
UNITED STATES — 99.4%
SPDR EURO STOXX 50 ETF (a) (Cost $21,838,765)	629,612	$22,886,396

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $117,905)	117,905	117,905

TOTAL INVESTMENTS — 99.9% (Cost $21,956,670)		23,004,301
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		30,420

NET ASSETS — 100.0%		$23,034,721

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

At March 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	4,382,076	EUR	4,096,949	04/05/2017	$(5)
BNP Paribas SA	EUR	3,610,149	USD	3,842,209	04/05/2017	(19,185)
BNP Paribas SA	EUR	4,096,949	USD	4,387,546	05/03/2017	(3)
Bank of America, N.A.	EUR	3,610,149	USD	3,842,173	04/05/2017	(19,218)
Bank of Montreal	USD	53,997	EUR	51,000	04/05/2017	552
Bank of Montreal	EUR	775,000	USD	824,733	04/05/2017	(4,202)
Bank of Montreal	EUR	1,710,000	USD	1,808,600	04/05/2017	(20,405)
Bank of Montreal	EUR	801,000	USD	857,732	05/03/2017	(83)
HSBC Bank USA	USD	4,382,183	EUR	4,096,949	04/05/2017	(111)
HSBC Bank USA	EUR	3,610,149	USD	3,842,191	04/05/2017	(19,202)
HSBC Bank USA	EUR	4,096,949	USD	4,387,464	05/03/2017	(86)
Royal Bank of Canada	USD	4,382,080	EUR	4,096,952	04/05/2017	(5)
Royal Bank of Canada	EUR	3,610,149	USD	3,842,101	04/05/2017	(19,292)
Royal Bank of Canada	USD	151,405	EUR	144,000	04/11/2017	2,655
Royal Bank of Canada	EUR	4,096,952	USD	4,387,467	05/03/2017	(86)
Societe Generale	USD	4,382,088	EUR	4,096,949	04/05/2017	(17)
Societe Generale	EUR	3,610,152	USD	3,842,112	04/05/2017	(19,285)
Societe Generale	EUR	4,096,949	USD	4,387,599	05/03/2017	50
UBS	USD	4,382,084	EUR	4,096,949	04/05/2017	(12)
UBS	EUR	4,096,949	USD	4,387,464	05/03/2017	(86)

						$(118,026)

During the period ended March 31, 2017, average notional value related to foreign currency exchange contracts was $52,496,375 or 228% of net assets.

EUR — Euro

USD — U.S. Dollar

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
EURO STOXX 50	06/16/2017	4	146,571	4,321

During the period ended March 31, 2017, average notional value related to futures contracts was $137,689 or 1% of net assets.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$22,886,396	$—	$—	$22,886,396
Short-Term Investment	117,905	—	—	117,905

TOTAL INVESTMENTS	$23,004,301	$—	$—	$23,004,301

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	3,257	—	3,257
Futures Contracts (b)	4,321	—	—	4,321

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$23,008,622	$3,257	$—	$23,011,879

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(121,283)	—	(121,283)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(121,283)	$—	$(121,283)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR EURO STOXX 50 ETF	445,148	$14,583,049	256,619	72,155	629,612	$22,886,396	$93,983	$90,722
State Street Institutional Liquid Reserves Fund, Premier Class	70,339	70,339	—	70,339	—	—	3	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	232,609	114,704	117,905	117,905	165	—

TOTAL		$14,653,388				$23,004,301	$94,151	$90,722

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 100.0%
UNITED STATES — 100.0%
SPDR S&P International Dividend ETF (a) (Cost $2,011,564)	56,871	$2,165,648

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $752)	752	752

TOTAL INVESTMENTS — 100.0% (Cost $2,012,316)		2,166,400

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(372)

NET ASSETS — 100.0%		$2,166,028

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

At March 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	522,542	AUD	685,000	04/05/2017	$— (a)
BNP Paribas SA	USD	119,516	SGD	167,000	04/05/2017	1
BNP Paribas SA	AUD	685,000	USD	526,251	04/05/2017	3,709
BNP Paribas SA	SGD	167,000	USD	119,533	05/03/2017	(14)
BNP Paribas SA	AUD	685,000	USD	522,285	05/03/2017	5
Bank of America, N.A.	NOK	303,000	USD	36,264	04/05/2017	985
Bank of America, N.A.	NZD	76,000	USD	54,908	04/05/2017	1,782
Bank of America, N.A.	ZAR	1,576,000	USD	119,956	04/05/2017	2,441
Bank of America, N.A.	HKD	1,607,000	USD	207,108	04/05/2017	321
Bank of Montreal	USD	152,892	AUD	199,000	04/05/2017	(1,088)
Bank of Montreal	USD	102,315	ZAR	1,346,000	04/05/2017	(1,950)
Bank of Montreal	USD	53,800	TRY	197,000	04/05/2017	266
Bank of Montreal	USD	49,849	CAD	66,000	04/05/2017	(359)
Bank of Montreal	USD	40,080	HKD	311,000	04/05/2017	(61)
Bank of Montreal	USD	36,116	GBP	29,000	04/05/2017	148
Bank of Montreal	USD	36,268	NOK	303,000	04/05/2017	(989)
Bank of Montreal	USD	36,128	NZD	50,000	04/05/2017	(1,176)
Bank of Montreal	USD	21,283	EUR	20,000	04/05/2017	108
Bank of Montreal	USD	6,939	CZK	176,000	04/05/2017	30
Bank of Montreal	USD	2,151	EUR	2,000	04/05/2017	(12)
Bank of Montreal	USD	1,541	AUD	2,000	04/05/2017	(15)
Bank of Montreal	USD	1,240	GBP	1,000	04/05/2017	10
Bank of Montreal	USD	1,004	CHF	1,000	04/05/2017	(5)
Bank of Montreal	USD	750	CAD	1,000	04/05/2017	— (a)
Bank of Montreal	SEK	216,000	USD	24,024	04/05/2017	(170)
Bank of Montreal	SGD	167,000	USD	119,422	04/05/2017	(95)
Bank of Montreal	JPY	14,131,000	USD	126,493	04/05/2017	(326)
Bank of Montreal	CHF	185,000	USD	185,095	04/05/2017	260
HSBC Bank USA	USD	266,352	GBP	213,000	04/05/2017	(1)
HSBC Bank USA	USD	126,819	JPY	14,131,000	04/05/2017	— (a)
HSBC Bank USA	USD	117,516	ZAR	1,576,000	04/05/2017	— (a)
HSBC Bank USA	USD	42,340	SEK	378,000	04/05/2017	— (a)
HSBC Bank USA	USD	35,279	NOK	303,000	04/05/2017	— (a)
HSBC Bank USA	USD	19,982	CHF	20,000	04/05/2017	— (a)
HSBC Bank USA	USD	15,745	SGD	22,000	04/05/2017	— (a)
HSBC Bank USA	USD	6,970	CZK	176,000	04/05/2017	(1)
HSBC Bank USA	CZK	176,000	USD	6,934	04/05/2017	(34)
HSBC Bank USA	SGD	22,000	USD	15,733	04/05/2017	(11)
HSBC Bank USA	CHF	20,000	USD	20,011	04/05/2017	29

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	SEK	378,000	USD	42,047	04/05/2017	$(292)
HSBC Bank USA	GBP	213,000	USD	265,288	04/05/2017	(1,064)
HSBC Bank USA	USD	2,503	GBP	2,000	05/03/2017	— (a)
HSBC Bank USA	SGD	2,000	USD	1,431	05/03/2017	— (a)
HSBC Bank USA	CHF	2,000	USD	2,001	05/03/2017	— (a)
HSBC Bank USA	CZK	176,000	USD	7,000	05/03/2017	(7)
HSBC Bank USA	SGD	22,000	USD	15,747	05/03/2017	(1)
HSBC Bank USA	CHF	20,000	USD	20,014	05/03/2017	— (a)
HSBC Bank USA	NOK	303,000	USD	35,288	05/03/2017	(1)
HSBC Bank USA	SEK	378,000	USD	42,393	05/03/2017	(3)
HSBC Bank USA	ZAR	1,576,000	USD	116,942	05/03/2017	(12)
HSBC Bank USA	GBP	213,000	USD	266,526	05/03/2017	3
HSBC Bank USA	USD	4,502	JPY	501,000	05/08/2017	— (a)
HSBC Bank USA	JPY	14,131,000	USD	126,968	05/08/2017	(5)
Royal Bank of Canada	USD	273,692	CAD	365,000	04/05/2017	2
Royal Bank of Canada	USD	54,066	TRY	197,000	04/05/2017	— (a)
Royal Bank of Canada	USD	24,194	SEK	216,000	04/05/2017	— (a)
Royal Bank of Canada	GBP	30,000	USD	37,514	04/05/2017	— (a)
Royal Bank of Canada	HKD	311,000	USD	40,018	04/05/2017	(1)
Royal Bank of Canada	TRY	197,000	USD	53,786	04/05/2017	(279)
Royal Bank of Canada	AUD	201,000	USD	153,329	04/05/2017	(1)
Royal Bank of Canada	CAD	365,000	USD	275,658	04/05/2017	1,964
Royal Bank of Canada	USD	153,256	AUD	201,000	05/03/2017	(3)
Royal Bank of Canada	USD	37,539	GBP	30,000	05/03/2017	(1)
Royal Bank of Canada	USD	785	SEK	7,000	05/03/2017	— (a)
Royal Bank of Canada	AUD	12,000	USD	9,149	05/03/2017	— (a)
Royal Bank of Canada	SEK	216,000	USD	24,225	05/03/2017	(2)
Royal Bank of Canada	TRY	197,000	USD	53,632	05/03/2017	(6)
Royal Bank of Canada	CAD	365,000	USD	273,809	05/03/2017	5
Royal Bank of Canada	USD	40,044	HKD	311,000	05/04/2017	3
Royal Bank of Canada	HKD	5,000	USD	644	05/04/2017	— (a)
Societe Generale	USD	423,561	EUR	396,000	04/05/2017	(2)
Societe Generale	USD	53,127	NZD	76,000	04/05/2017	(1)
Societe Generale	USD	26,162	THB	899,000	04/05/2017	— (a)
Societe Generale	THB	899,000	USD	25,748	04/05/2017	(414)
Societe Generale	TRY	197,000	USD	54,065	04/05/2017	— (a)
Societe Generale	EUR	396,000	USD	421,444	04/05/2017	(2,115)
Societe Generale	USD	53,635	TRY	197,000	05/03/2017	3
Societe Generale	USD	699	NZD	1,000	05/03/2017	— (a)
Societe Generale	USD	204	THB	7,000	05/03/2017	— (a)
Societe Generale	EUR	19,000	USD	20,346	05/03/2017	(2)
Societe Generale	THB	899,000	USD	26,165	05/03/2017	8
Societe Generale	NZD	76,000	USD	53,087	05/03/2017	— (a)
Societe Generale	EUR	396,000	USD	424,093	05/03/2017	5
Toronto Dominion Bank	USD	59,108	TWD	1,785,000	04/05/2017	(280)
Toronto Dominion Bank	USD	29,768	RUB	1,678,000	04/05/2017	7
Toronto Dominion Bank	USD	18,028	KRW	20,160,000	04/05/2017	2
Toronto Dominion Bank	USD	17,621	MYR	78,000	04/05/2017	2
Toronto Dominion Bank	USD	688	THB	24,000	04/05/2017	11
Toronto Dominion Bank	THB	24,000	USD	697	04/05/2017	(1)
Toronto Dominion Bank	MYR	78,000	USD	17,528	04/05/2017	(95)
Toronto Dominion Bank	KRW	20,160,000	USD	17,860	04/05/2017	(169)
Toronto Dominion Bank	RUB	1,678,000	USD	28,668	04/05/2017	(1,108)
Toronto Dominion Bank	TWD	1,785,000	USD	58,369	04/05/2017	(460)
Toronto Dominion Bank	USD	1,569	RUB	89,000	05/03/2017	(1)
Toronto Dominion Bank	TWD	28,000	USD	930	05/03/2017	8
Toronto Dominion Bank	MYR	78,000	USD	17,566	05/03/2017	(13)
Toronto Dominion Bank	RUB	1,678,000	USD	29,588	05/03/2017	12

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Toronto Dominion Bank	TWD	1,785,000	USD	59,177	05/03/2017	$355
Toronto Dominion Bank	KRW	1,302,000	USD	1,165	05/04/2017	(1)
Toronto Dominion Bank	KRW	20,160,000	USD	18,028	05/04/2017	(17)
UBS	USD	206,781	HKD	1,607,000	04/05/2017	6
UBS	USD	183,836	CHF	184,000	04/05/2017	— (a)
UBS	CZK	176,000	USD	6,968	04/05/2017	(1)
UBS	EUR	22,000	USD	23,531	04/05/2017	— (a)
UBS	NZD	50,000	USD	34,952	04/05/2017	—
UBS	NOK	303,000	USD	35,278	04/05/2017	— (a)
UBS	CAD	67,000	USD	50,239	04/05/2017	(1)
UBS	ZAR	1,346,000	USD	100,365	04/05/2017	(1)
UBS	USD	99,885	ZAR	1,346,000	05/03/2017	1
UBS	USD	50,261	CAD	67,000	05/03/2017	(1)
UBS	USD	35,290	NOK	303,000	05/03/2017	—
UBS	USD	34,927	NZD	50,000	05/03/2017	(2)
UBS	USD	23,560	EUR	22,000	05/03/2017	— (a)
UBS	USD	7,010	CZK	176,000	05/03/2017	(4)
UBS	ZAR	8,000	USD	594	05/03/2017	— (a)
UBS	CHF	184,000	USD	184,125	05/03/2017	(8)
UBS	HKD	1,607,000	USD	206,922	05/04/2017	(12)

						$(202)

(a)	Amount is less than $0.50.

During the period ended March 31, 2017, average notional value related to foreign currency exchange contracts was $7,393,614 or 341% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

TWD — New Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$2,165,648	$—	$—	$2,165,648
Short-Term Investment	752	—	—	752

TOTAL INVESTMENTS	$2,166,400	$—	$—	$2,166,400

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	12,492	—	12,492

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,166,400	$12,492	$—	$2,178,892

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(12,694)	—	(12,694)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(12,694)	$—	$(12,694)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR S&P International Dividend ETF	55,446	$2,039,858	3,085	1,660	56,871	$2,165,648	$58,640	$818
State Street Institutional Liquid Reserves Fund, Premier Class	107	107	—	107	—	—	—	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	36,233	35,481	752	752	4	—

TOTAL		$2,039,965				$2,166,400	$58,644	$818

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHINA — 42.5%
21Vianet Group, Inc. ADR (a)	8,308	$45,611
500.com, Ltd. Class A, ADR (a)	1,514	20,303
51job, Inc. ADR (a)	2,475	90,734
58.com, Inc. ADR (a)	3,785	133,951
A8 New Media Group, Ltd. (a)	355,789	22,891
AAC Technologies Holdings, Inc.	71,000	830,914
Agile Group Holdings, Ltd.	495,598	429,180
Agricultural Bank of China, Ltd. Class H	2,478,000	1,141,509
Air China, Ltd. Class H	349,414	282,804
Alibaba Group Holding, Ltd. ADR (a)	121,633	13,115,686
Aluminum Corp. of China, Ltd. Class H (a)	640,304	313,087
Angang Steel Co., Ltd. Class H (a) (b)	361,244	257,052
Anhui Conch Cement Co., Ltd. Class H	217,750	739,703
Anhui Expressway Co., Ltd. Class H	32,000	25,323
ANTA Sports Products, Ltd.	96,000	265,586
Autohome, Inc. ADR (a)	4,464	141,821
AVIC International Holding HK, Ltd. (a)	480,000	27,794
AviChina Industry & Technology Co., Ltd. Class H	403,000	279,505
BAIC Motor Corp., Ltd. Class H (c)	182,000	206,789
Baidu, Inc. ADR (a)	30,248	5,218,385
Bank of China, Ltd. Class H	8,353,466	4,149,055
Bank of Communications Co., Ltd. Class H	2,281,630	1,773,280
BBMG Corp. Class H	221,000	91,852
Beijing Capital International Airport Co., Ltd. Class H	102,000	122,061
Beijing Capital Land, Ltd. Class H	114,000	51,488
Beijing Enterprises Holdings, Ltd.	68,000	351,747
Beijing Enterprises Water Group, Ltd. (a)	412,000	305,362
Belle International Holdings, Ltd.	533,000	346,349
Biostime International Holdings, Ltd. (a)	22,500	74,841
Bitauto Holdings, Ltd. ADR (a)	2,320	59,415
Boer Power Holdings, Ltd. (b)	47,000	15,785
Boyaa Interactive International, Ltd. (a) (b)	88,200	47,667
Brilliance China Automotive Holdings, Ltd.	346,000	578,781
Byd Co., Ltd. Class H (a)	85,800	475,839
BYD Electronic International Co., Ltd.	102,000	141,749
C.banner International Holdings, Ltd. (a)	168,000	62,691
CAR, Inc. (a) (b)	165,043	154,817
CGN Power Co., Ltd. Class H (c)	1,169,000	361,011
Changshouhua Food Co., Ltd.	69,000	35,514
Chanjet Information Technology Co., Ltd. Class H (a)	23,300	30,101
China Aerospace International Holdings, Ltd.	276,000	36,580
China Agri-Industries Holdings, Ltd. (a)	247,000	124,271
China Animal Healthcare, Ltd. (a) (b) (d)	305,700	—

China Assurance Finance Group, Ltd. (a)	133,500	17,350
China Biologic Products, Inc. (a)	720	72,094
China Cinda Asset Management Co., Ltd. Class H	996,600	387,278
China CITIC Bank Corp., Ltd. Class H	1,206,341	799,415
China Coal Energy Co., Ltd. Class H (a)	593,000	299,113
China Communications Construction Co., Ltd. Class H	536,000	755,911
China Conch Venture Holdings, Ltd.	134,100	263,317
China Construction Bank Corp. Class H	10,081,148	8,107,466
China Dongxiang Group Co., Ltd.	437,000	83,784
China Eastern Airlines Corp., Ltd. Class H (b)	174,000	102,992
China Everbright International, Ltd.	254,000	341,870
China Everbright, Ltd.	112,000	225,974
China Evergrande Group (b)	499,000	462,305
China Fangda Group Co., Ltd. Class B	77,700	81,184
China Fire Safety Enterprise Group, Ltd. (a)	374,227	17,335
China Galaxy Securities Co., Ltd. Class H	318,100	293,480
China Harmony New Energy Auto Holding, Ltd.	65,500	27,476
China Hongqiao Group, Ltd. (b) (e)	106,000	96,159
China Huarong Energy Co., Ltd. (a)	151,100	8,360
China Huishan Dairy Holdings Co., Ltd. (b) (e)	549,000	29,670
China Huiyuan Juice Group, Ltd. (a)	125,500	39,241
China International Marine Containers Group Co., Ltd. Class H	76,000	129,869
China Lesso Group Holdings, Ltd.	126,000	106,520
China Life Insurance Co., Ltd. Class H	855,708	2,626,087
China Lilang, Ltd.	75,000	49,894
China Lodging Group, Ltd. ADR (a)	3,584	222,387
China Longyuan Power Group Corp., Ltd. Class H	438,000	340,413
China Machinery Engineering Corp. Class H	78,000	57,209
China Medical System Holdings, Ltd.	145,000	257,106
China Mengniu Dairy Co., Ltd.	358,780	743,275
China Merchants Bank Co., Ltd. Class H	566,760	1,498,671
China Merchants Port Holdings Co., Ltd.	313,252	917,002
China Minsheng Banking Corp., Ltd. Class H	791,100	844,899
China Mobile, Ltd.	637,636	6,978,182
China Molybdenum Co., Ltd. Class H (b)	375,000	132,696
China National Building Material Co., Ltd. Class H	378,000	243,196
China Oilfield Services, Ltd. Class H	262,557	252,033
China Overseas Land & Investment, Ltd.	629,084	1,797,036
China Pacific Insurance Group Co., Ltd. Class H	264,800	955,754

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

China Petroleum & Chemical Corp. Class H	2,881,726	$2,336,084
China Power International Development, Ltd.	248,000	92,224
China Railway Construction Corp., Ltd. Class H	220,000	311,960
China Railway Group, Ltd. Class H	556,000	497,227
China Resources Beer Holdings Co., Ltd. (a)	289,357	658,281
China Resources Gas Group, Ltd.	80,000	283,086
China Resources Land, Ltd.	388,767	1,050,519
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	66,500	81,718
China Resources Power Holdings Co., Ltd.	280,437	505,916
China Shengmu Organic Milk, Ltd. (a) (b) (c)	309,000	77,931
China Shenhua Energy Co., Ltd. Class H	432,040	1,002,895
China Silver Group, Ltd.	80,000	15,544
China Singyes Solar Technologies Holdings, Ltd. (b)	63,600	28,643
China South City Holdings, Ltd.	350,000	72,058
China Southern Airlines Co., Ltd. Class H	202,000	139,839
China State Construction International Holdings, Ltd.	196,000	350,563
China Taiping Insurance Holdings Co., Ltd. (a)	109,341	264,788
China Telecom Corp., Ltd. Class H	1,993,320	972,101
China Travel International Investment Hong Kong, Ltd. (b)	238,000	71,968
China Unicom Hong Kong, Ltd.	684,172	915,575
China Vanke Co., Ltd. Class H	125,000	337,773
China Yurun Food Group, Ltd. (a) (b)	175,659	26,672
Chinasoft International, Ltd. (a)	180,000	103,532
Chongqing Changan Automobile Co., Ltd. Class B	86,300	119,931
Chongqing Rural Commercial Bank Co., Ltd. Class H	177,000	119,572
CITIC Dameng Holdings, Ltd. (a)	204,000	11,287
CITIC Resources Holdings, Ltd. (a)	314,000	41,212
CITIC Securities Co., Ltd. Class H	189,500	390,144
CITIC Telecom International Holdings, Ltd.	176,000	53,447
CITIC, Ltd.	539,000	768,464
CNOOC, Ltd.	1,747,249	2,086,402
Cogobuy Group (a) (b) (c)	60,000	84,771
Colour Life Services Group Co., Ltd.	79,000	50,827
Consun Pharmaceutical Group, Ltd.	158,400	91,720
Coolpad Group, Ltd. (a)	437,400	40,523
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,112,339	249,047
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	523,215	295,556
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	24,000	10,994
COSCO SHIPPING Ports, Ltd.	36,796	40,624
Cosmo Lady China Holdings Co., Ltd. (b) (c)	90,000	26,983

Country Garden Holdings Co., Ltd.	655,333	589,433
Credit China Fintech Holdings, Ltd. (a) (b)	1,960,000	264,814
CRRC Corp., Ltd. Class H	449,000	436,203
CSG Holding Co., Ltd. Class B	100,000	73,602
CSPC Pharmaceutical Group, Ltd.	256,000	335,338
CT Environmental Group, Ltd. (b)	348,000	73,885
Ctrip.com International, Ltd. ADR (a)	33,435	1,643,330
Datang International Power Generation Co., Ltd. Class H	338,000	101,772
Dazhong Transportation Group Co., Ltd. Class B	95,550	67,649
Dongfang Electric Corp., Ltd. Class H	11,600	10,956
Dongfeng Motor Group Co., Ltd. Class H	424,468	476,820
Fang Holdings, Ltd. ADR (a) (b)	23,552	76,780
Fanhua, Inc. ADR (a)	7,572	65,346
Far East Horizon, Ltd.	134,000	125,870
FIH Mobile, Ltd.	286,000	111,507
First Tractor Co., Ltd. Class H	64,000	37,388
Fufeng Group, Ltd.	98,000	78,940
Future Land Holdings Co., Ltd. Class A	139,621	311,583
Geely Automobile Holdings, Ltd.	520,000	796,243
GF Securities Co., Ltd. Class H	97,200	203,618
Golden Eagle Retail Group, Ltd. (b)	84,000	130,353
GOME Electrical Appliances Holding, Ltd.	1,400,322	190,998
Goodbaby International Holdings, Ltd.	225,000	109,149
Great Wall Motor Co., Ltd. Class H	319,000	363,270
Greentown China Holdings, Ltd. (a) (b)	91,500	87,126
Guangdong Investment, Ltd.	316,000	450,528
Guangshen Railway Co., Ltd. Class H	62,500	37,798
Guangzhou Automobile Group Co., Ltd. Class H	412,032	659,548
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	82,000	241,627
Guangzhou R&F Properties Co., Ltd. Class H	346,976	542,017
Guotai Junan International Holdings, Ltd.	249,000	80,741
Haitian International Holdings, Ltd.	61,000	141,913
Haitong Securities Co., Ltd. Class H	299,600	506,562
Hengan International Group Co., Ltd.	78,500	583,838
HNA Holding Group Co., Ltd. (a) (b)	403,400	14,794
Huadian Fuxin Energy Corp., Ltd. Class H	200,000	44,779
Huadian Power International Corp., Ltd. Class H	200,000	85,183
Huaneng Power International, Inc. Class H	540,472	360,941
Huaneng Renewables Corp., Ltd. Class H	350,000	121,148
Huatai Securities Co., Ltd. Class H (c)	65,200	126,851
Huishang Bank Corp., Ltd. Class H	593,000	288,431
Huiyin Smart Community Co., Ltd. (a)	212,000	18,823
Industrial & Commercial Bank of China, Ltd. Class H	8,659,138	5,660,223
Inner Mongolia Yitai Coal Co., Ltd. Class B	181,081	201,181
Intime Retail Group Co., Ltd.	153,500	192,776

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

JD.com, Inc. ADR (a)	89,404	$2,781,358
Jiangsu Expressway Co., Ltd. Class H	332,299	477,187
Jiangxi Copper Co., Ltd. Class H	243,578	379,244
JinkoSolar Holding Co., Ltd. ADR (a) (b)	2,904	48,119
Jumei International Holding, Ltd. ADR (a)	2,235	8,247
Kama Co., Ltd. Class B (a)	106,649	107,076
Kangda International Environmental Co., Ltd. (c)	210,000	53,233
Kingdee International Software Group Co., Ltd. (a) (b)	210,000	86,740
Kingsoft Corp., Ltd.	95,000	261,597
Konka Group Co., Ltd. Class B (a)	338,000	118,734
Kunlun Energy Co., Ltd.	366,000	339,085
KWG Property Holding, Ltd.	141,000	102,146
Lao Feng Xiang Co., Ltd. Class B	52,979	186,645
Launch Tech Co., Ltd. Class H (a)	23,500	35,016
Lenovo Group, Ltd.	915,703	603,281
Leyou Technologies Holdings, Ltd. (a)	210,800	42,043
Li Ning Co., Ltd. (a)	265,874	156,004
Lifetech Scientific Corp. (a)	248,000	62,547
Livzon Pharmaceutical Group, Inc. Class H	16,790	98,841
Luoyang Glass Co., Ltd. Class H (a) (b)	52,153	37,312
Luthai Textile Co., Ltd. Class B	44,400	52,618
Luye Pharma Group, Ltd.	183,000	110,674
Maanshan Iron & Steel Co., Ltd. Class H (a)	648,971	233,818
Metallurgical Corp. of China, Ltd. Class H	394,000	150,066
Minth Group, Ltd.	80,000	322,203
MOBI Development Co., Ltd.	437,000	77,599
Nanjing Panda Electronics Co., Ltd. Class H	29,000	23,509
NetEase, Inc. ADR	9,490	2,695,160
New China Life Insurance Co., Ltd. Class H	70,400	335,173
New Oriental Education & Technology Group, Inc. ADR (a)	12,781	771,717
Noah Holdings, Ltd. ADS (a) (b)	2,268	57,562
Ourgame International Holdings, Ltd. (a) (b)	40,000	15,132
People’s Insurance Co. Group of China, Ltd. Class H	497,000	205,924
PetroChina Co., Ltd. Class H	2,279,208	1,668,750
PICC Property & Casualty Co., Ltd. Class H	498,289	768,127
Ping An Insurance Group Co. of China, Ltd. Class H	544,228	3,046,248
Poly Culture Group Corp., Ltd. Class H	29,000	69,333
Poly Property Group Co., Ltd. (a) (b)	251,000	104,644
Renhe Commercial Holdings Co., Ltd. (a) (b)	1,878,000	47,122
Semiconductor Manufacturing International Corp. (a) (b)	525,883	650,968
Shandong Airlines Co., Ltd. Class B	21,300	47,416
Shandong Chenming Paper Holdings, Ltd. Class H	46,900	56,366

Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	54,000	113,538
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	212,000	151,672
Shang Gong Group Co., Ltd. Class B (a)	145,200	148,249
Shanghai Baosight Software Co., Ltd. Class B	34,000	51,408
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H	291,000	28,458
Shanghai Electric Group Co., Ltd. Class H (a)	418,418	207,284
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,000	121,444
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	172,000	141,424
Shanghai Haixin Group Co. Class B	85,000	62,900
Shanghai Highly Group Co., Ltd. Class B	137,300	107,094
Shanghai Industrial Holdings, Ltd.	44,000	129,370
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	13,500	19,521
Shanghai Jinjiang International Travel Co., Ltd. Class B	26,574	77,862
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	37,400	54,118
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	139,153	219,583
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	48,184	101,186
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	62,600	163,921
Shanghai Prime Machinery Co., Ltd. Class H	552,000	113,646
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,400	17,472
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	103,000	53,560
Shengjing Bank Co., Ltd. Class H (c)	16,500	15,117
Shenzhen Expressway Co., Ltd. Class H	29,000	26,270
Shenzhen Investment, Ltd.	282,731	126,604
Shenzhou International Group Holdings, Ltd.	50,000	315,576
Shunfeng International Clean Energy, Ltd. (a)	200,700	13,171
SINA Corp. (a)	9,090	655,571
Sino-Ocean Group Holding, Ltd.	759,211	356,575
Sinopec Oilfield Service Corp. Class H (a) (b)	178,000	35,043
Sinopec Shanghai Petrochemical Co., Ltd. Class H	550,878	305,512
Sinopharm Group Co., Ltd. Class H	107,600	499,129
Sinotrans, Ltd. Class H	214,000	99,958
SITC International Holdings Co., Ltd.	175,000	120,247
Sohu.com, Inc. (a)	3,639	143,122
SPT Energy Group, Inc. (a)	222,000	18,568
Sun King Power Electronics Group	139,300	30,830
Sunac China Holdings, Ltd	253,000	328,153

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Sunny Optical Technology Group Co., Ltd.	114,800	$839,045
Synertone Communication Corp. (a)	416,920	8,208
TAL Education Group ADR (a)	5,663	603,506
TCL Multimedia Technology Holdings, Ltd. (a) (b)	126,000	67,771
Tencent Holdings, Ltd.	609,770	17,481,407
Tian Ge Interactive Holdings, Ltd. (c)	77,000	60,736
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	31,145	30,055
Tianneng Power International, Ltd.	90,000	81,760
Tingyi Cayman Islands Holding Corp.	350,383	440,036
Tong Ren Tang Technologies Co., Ltd. Class H	128,000	227,621
TravelSky Technology, Ltd. Class H	92,000	217,348
Tsingtao Brewery Co., Ltd. Class H	80,000	368,526
TUS International, Ltd. (a)	169,400	15,694
Uni-President China Holdings, Ltd.	174,000	122,471
Universal Health International Group Holding, Ltd. (a)	215,000	7,608
Vipshop Holdings, Ltd. ADR (a)	33,439	446,076
Want Want China Holdings, Ltd. (b)	983,000	680,504
Weibo Corp. ADR (a) (b)	957	49,936
Weichai Power Co., Ltd. Class H	25,000	44,136
West China Cement, Ltd. (a)	356,000	51,764
Wisdom Sports Group (a)	136,000	32,200
Xiamen International Port Co., Ltd. Class H	122,000	25,745
Xinchen China Power Holdings, Ltd. (a)	225,000	36,190
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	24,200	36,433
Xinyi Solar Holdings, Ltd. (b)	247,200	78,885
Yangzijiang Shipbuilding Holdings, Ltd.	251,500	203,389
Yantai Changyu Pioneer Wine Co., Ltd. Class B	27,053	70,074
Yanzhou Coal Mining Co., Ltd. Class H	348,882	271,151
Yestar Healthcare Holdings Co., Ltd.	345,000	178,904
YY, Inc. ADR (a)	3,206	147,829
Zhejiang Expressway Co., Ltd. Class H	200,000	261,468
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	50,000	32,233
Zhuzhou CRRC Times Electric Co., Ltd. Class H	72,000	382,629
Zijin Mining Group Co., Ltd. Class H	910,685	337,486
ZTE Corp. Class H	87,840	161,178

		142,210,705

HONG KONG — 1.9%
Alibaba Pictures Group, Ltd. (a)	1,100,107	199,595
Asia Resources Holdings, Ltd. (a)	370,638	10,969
AVIC Joy Holdings HK, Ltd. (a)	544,428	9,387
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,636,600	44,224
Beijing Enterprises Medical & Health Group, Ltd. (a)	368,500	25,605
BEP International Holdings, Ltd.	960,000	53,117
Carnival Group International Holdings, Ltd. (a) (b)	980,000	105,926

CCT Land Holdings, Ltd. (a) (b)	9,773,000	12,575
Chia Tai Enterprises International, Ltd. (a) (b)	11,700	3,357
China All Access Holdings, Ltd.	168,000	49,720
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	405,600	21,398
China Chengtong Development Group, Ltd. (a)	322,074	22,379
China Fiber Optic Network System Group, Ltd. (a) (e)	686,800	61,862
China Finance Investment Holdings, Ltd. (a)	528,750	9,865
China Financial International Investments, Ltd. (a)	510,000	25,594
China Gas Holdings, Ltd.	270,000	434,974
China High Speed Transmission Equipment Group Co., Ltd.	8,000	9,048
China Jicheng Holdings, Ltd. (a) (c)	2,131,500	53,757
China Minsheng Drawin Technology Group, Ltd. (a)	521,658	16,781
China National Culture Group, Ltd. (a)	1,539,300	7,131
China NT Pharma Group Co., Ltd.	90,000	20,035
China Nuclear Energy Technology Corp., Ltd. (a)	96,000	16,059
China Ocean Industry Group, Ltd. (a)	1,557,800	37,284
China Oil Gangran Energy Group Holdings, Ltd. (a)	545,750	8,497
China Overseas Property Holdings, Ltd. (b)	232,361	42,756
China Public Procurement, Ltd. (a)	1,172,000	6,786
China Soft Power Technology Holdings, Ltd. (a)	266,000	5,340
Citychamp Watch & Jewellery Group, Ltd. (b)	420,000	89,712
Comba Telecom Systems Holdings, Ltd.	321,847	52,595
CP Pokphand Co., Ltd. (b)	770,000	71,338
Dawnrays Pharmaceutical Holdings, Ltd.	104,000	60,354
Digital China Holdings, Ltd. (b)	133,000	116,716
Essex Bio-technology, Ltd.	55,696	28,308
EVA Precision Industrial Holdings, Ltd.	368,000	59,664
Fullshare Holdings, Ltd.	591,100	261,646
GCL-Poly Energy Holdings, Ltd. (a) (b)	826,000	109,474
Global Bio-Chem Technology Group Co., Ltd. (a)	463,200	10,728
Haier Electronics Group Co., Ltd.	129,000	295,464
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	5,962,000	—
Hi Sun Technology China, Ltd. (a) (b)	270,000	47,597
Hua Han Health Industry Holdings, Ltd. (a) (d)	890,400	45,543
Huajun Holdings, Ltd. (a)	126,900	9,634
Imperial Pacific International Holdings, Ltd. (a) (b)	6,556,300	113,891
Joy City Property, Ltd.	414,000	61,262
Kingboard Chemical Holdings, Ltd.	109,200	403,273
Lee & Man Paper Manufacturing, Ltd.	205,000	156,688
Millennium Pacific Group Holdings, Ltd. (a)	87,000	1,243

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Munsun Capital Group, Ltd. (a)	442,200	$10,982
National Agricultural Holdings, Ltd. (a) (b)	112,000	17,150
NetDragon Websoft Holdings, Ltd.	49,000	149,115
Newtree Group Holdings, Ltd. (a)	282,000	16,329
Nine Dragons Paper Holdings, Ltd.	168,000	180,506
North Mining Shares Co., Ltd. (a)	2,290,000	44,200
Qianhai Health Holdings, Ltd. (a) (b)	726,374	8,505
Shimao Property Holdings, Ltd.	145,500	231,033
SIM Technology Group, Ltd. (a)	388,500	16,247
Sino Biopharmaceutical, Ltd.	576,000	474,349
Sino-I Technology, Ltd. (a)	1,511,000	20,221
Skyworth Digital Holdings, Ltd.	236,243	155,641
SSY Group, Ltd.	466,691	185,559
Sun Art Retail Group, Ltd.	209,500	196,250
Suncorp Technologies, Ltd. (a)	1,540,000	11,097
Tack Fiori International Group, Ltd. (a)	552,000	13,638
Tech Pro Technology Development, Ltd. (a) (b)	1,524,800	27,861
Tibet Water Resources, Ltd. (b)	309,000	127,632
United Energy Group, Ltd. (a) (b)	986,000	39,331
United Laboratories International Holdings, Ltd. (a)	106,000	69,153
Victory City International Holdings, Ltd.	807,915	28,069
Vinda International Holdings, Ltd.	39,000	74,773
Vision Values Holdings, Ltd. (a)	480,000	15,750
Wasion Group Holdings, Ltd.	68,000	35,787
WH Group, Ltd. (c)	824,000	710,391
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	40,250	8,235
Xinyi Glass Holdings, Ltd.	298,000	262,281
Yuhua Energy Holdings, Ltd. (a)	4,000	710

		6,439,946

INDIA — 18.2%
Adani Ports & Special Economic Zone, Ltd.	102,017	533,533
Adani Power, Ltd. (a)	79,989	49,150
Adani Transmissions, Ltd. (a)	44,133	43,599
AIA Engineering, Ltd.	8,671	212,031
Ajanta Pharma, Ltd.	3,425	92,860
Alembic Pharmaceuticals, Ltd.	10,112	97,710
Apollo Hospitals Enterprise, Ltd.	28,291	507,635
Apollo Tyres, Ltd.	48,149	154,750
Arvind SmartSpaces, Ltd. (a)	4,506	6,006
Arvind, Ltd.	28,465	173,131
Asian Paints, Ltd.	27,039	447,006
Aurobindo Pharma, Ltd.	34,618	359,961
Axis Bank, Ltd.	130,689	987,790
Bajaj Auto, Ltd.	6,099	263,501
Bajaj Finance, Ltd.	14,828	267,422
Bharat Electronics, Ltd.	90,860	219,332
Bharat Financial Inclusion, Ltd. (a)	27,781	345,856
Bharat Forge, Ltd.	13,738	220,472
Bharat Heavy Electricals, Ltd.	155,941	391,083
Bharat Petroleum Corp., Ltd.	30,098	301,212
Bharti Airtel, Ltd.	196,962	1,061,778
Bharti Infratel, Ltd.	48,673	244,283
Biocon, Ltd.	23,143	403,555

Bosch, Ltd.	728	255,069
Britannia Industries, Ltd.	2,478	128,756
Cadila Healthcare, Ltd.	26,873	182,919
Cipla, Ltd.	89,938	821,263
Coal India, Ltd.	137,066	617,731
Dabur India, Ltd.	35,864	153,182
DCB Bank, Ltd. (a)	73,808	193,514
DLF, Ltd.	66,174	151,486
Dr Reddy’s Laboratories, Ltd.	9,173	371,857
Eicher Motors, Ltd.	862	339,669
Emami, Ltd.	5,473	89,708
Escorts, Ltd.	49,332	409,296
GAIL India, Ltd.	61,946	359,599
Gillette India, Ltd.	936	60,817
Glenmark Pharmaceuticals, Ltd.	14,565	191,127
Godrej Consumer Products, Ltd.	15,973	411,138
Godrej Industries, Ltd.	18,836	146,546
Gujarat Mineral Development Corp., Ltd.	45,423	85,586
Gujarat Pipavav Port, Ltd.	38,016	96,657
Havells India, Ltd.	36,122	259,087
HCL Technologies, Ltd.	50,774	683,985
HDFC Bank, Ltd.	166,681	3,702,867
Hero MotoCorp, Ltd.	12,162	603,455
Hindalco Industries, Ltd.	113,806	341,847
Hindustan Unilever, Ltd.	112,091	1,573,866
Hindustan Zinc, Ltd.	152,025	676,135
Housing Development & Infrastructure, Ltd. (a)	66,397	83,795
Housing Development Finance Corp., Ltd.	187,037	4,326,608
ICICI Bank, Ltd.	529	2,255
ICICI Bank, Ltd. ADR	180,723	1,554,218
Idea Cellular, Ltd.	199,719	264,047
IDFC, Ltd. (a)	147,262	123,597
Indiabulls Housing Finance, Ltd.	59,988	921,738
Indian Hotels Co., Ltd.	322,490	630,230
Indian Oil Corp., Ltd.	109,434	652,290
IndusInd Bank, Ltd.	25,484	559,306
Infosys, Ltd. ADR	235,257	3,717,061
ITC, Ltd. GDR (a)	298,066	1,288,837
Jaiprakash Associates, Ltd. (a)	317,666	67,266
Jindal Steel & Power, Ltd. (a)	59,026	109,989
JSW Steel, Ltd.	150,010	434,771
Jubilant Foodworks, Ltd.	5,251	89,546
Just Dial, Ltd. (a)	5,965	48,461
Kotak Mahindra Bank, Ltd.	71,947	966,384
KPIT Technologies, Ltd.	53,568	106,996
Larsen & Toubro, Ltd. GDR	31,491	762,082
LIC Housing Finance, Ltd.	38,112	362,984
Lupin, Ltd.	16,785	373,569
Mahindra & Mahindra Financial Services, Ltd.	37,928	183,931
Mahindra & Mahindra, Ltd.	57,739	1,144,288
Marico, Ltd.	52,753	239,535
Marksans Pharma, Ltd.	101,699	73,845
Max Financial Services, Ltd.	15,573	138,367
Max India, Ltd. (a)	20,880	48,538
Max Ventures & Industries, Ltd. (a)	4,176	5,775
Mindtree, Ltd.	13,446	93,792

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Motherson Sumi Systems, Ltd.	41,041	$235,053
NCC, Ltd.	78,222	98,719
Nestle India, Ltd.	2,171	223,357
NTPC, Ltd.	138,900	355,084
Oil & Natural Gas Corp., Ltd.	364,024	1,037,105
Page Industries, Ltd.	788	177,427
PI Industries, Ltd.	9,351	120,698
Power Finance Corp., Ltd.	83,393	187,373
Power Grid Corp. of India, Ltd.	88,816	269,861
Rajesh Exports, Ltd.	25,907	241,755
Reliance Capital, Ltd.	34,404	325,894
Reliance Communications, Ltd. (a)	193,397	114,070
Reliance Industries, Ltd. GDR (c)	96,502	3,925,701
Reliance Infrastructure, Ltd.	62,852	550,409
Rural Electrification Corp., Ltd.	78,016	217,462
Shriram City Union Finance, Ltd.	7,644	277,779
Shriram Transport Finance Co., Ltd.	18,430	305,960
Siemens, Ltd.	28,187	544,858
Sintex Industries, Ltd.	116,914	190,400
State Bank of India	173,701	784,844
Steel Authority of India, Ltd. (a)	211,639	199,792
Strides Shasun, Ltd.	7,016	118,689
Sun Pharma Advanced Research Co., Ltd. (a)	12,448	60,663
Sun Pharmaceutical Industries, Ltd.	117,903	1,249,479
Suzlon Energy, Ltd. (a)	333,166	97,998
Tata Consultancy Services, Ltd.	61,692	2,310,350
Tata Motors, Ltd.	191,632	1,374,787
Tata Steel, Ltd.	35,312	262,495
Tech Mahindra, Ltd.	51,943	367,285
Torrent Pharmaceuticals, Ltd.	4,761	113,836
UltraTech Cement, Ltd.	6,338	388,933
United Breweries, Ltd.	7,694	91,330
United Spirits, Ltd. (a)	9,248	309,719
UPL, Ltd.	29,365	328,720
Vakrangee, Ltd.	89,519	453,488
Vedanta, Ltd.	125,545	531,587
Wipro, Ltd. ADR	84,572	865,172
WNS Holdings, Ltd. ADR (a)	8,731	249,794
Wockhardt, Ltd.	4,517	50,032
Yes Bank, Ltd.	22,008	524,230
Zee Entertainment Enterprises, Ltd.	154,067	1,270,664

		61,067,771

INDONESIA — 4.0%
Ace Hardware Indonesia Tbk PT	1,991,000	123,266
Adaro Energy Tbk PT	2,412,700	316,853
AKR Corporindo Tbk PT	110,600	51,874
Astra International Tbk PT	2,567,400	1,661,763
Bank Central Asia Tbk PT	1,855,296	2,304,240
Bank Mandiri Persero Tbk PT	1,212,505	1,064,599
Bank Negara Indonesia Persero Tbk PT	464,500	225,705
Bank Rakyat Indonesia Persero Tbk PT	1,477,696	1,438,828
Charoen Pokphand Indonesia Tbk PT	312,900	75,140
Ciputra Development Tbk PT	828,796	76,501
Citra Marga Nusaphala Persada Tbk PT (a)	356,362	38,510
Garda Tujuh Buana Tbk PT (a) (d)	127,500	—
Garuda Indonesia Persero Tbk PT (a)	2,922,700	75,011
Gudang Garam Tbk PT	83,200	409,116

Indocement Tunggal Prakarsa Tbk PT	237,025	295,270
Indosat Tbk PT (a)	640,348	336,380
Intiland Development Tbk PT	1,053,600	32,892
Kalbe Farma Tbk PT	844,400	97,586
Kawasan Industri Jababeka Tbk PT (a)	5,500,284	136,212
Lippo Cikarang Tbk PT (a)	274,300	87,485
Lippo Karawaci Tbk PT	1,385,400	75,375
Matahari Department Store Tbk PT	78,800	77,910
Matahari Putra Prima Tbk PT	380,600	31,561
Media Nusantara Citra Tbk PT	387,200	53,756
Metropolitan Land Tbk PT	1,761,212	42,294
Modernland Realty Tbk PT (a)	4,774,300	105,335
Pakuwon Jati Tbk PT	1,906,800	88,003
Pembangunan Perumahan Persero Tbk PT	650,876	161,675
Perusahaan Gas Negara Persero Tbk	1,504,540	285,654
Semen Indonesia Persero Tbk PT	463,600	313,114
Summarecon Agung Tbk PT	722,200	72,624
Surya Semesta Internusa Tbk PT	1,148,100	56,434
Telekomunikasi Indonesia Persero Tbk PT	7,234,870	2,242,318
Tiga Pilar Sejahtera Food Tbk (a)	763,000	125,396
Tower Bersama Infrastructure Tbk PT	273,600	111,900
Unilever Indonesia Tbk PT	55,500	180,446
United Tractors Tbk PT	236,045	469,415
Wijaya Karya Persero Tbk PT	615,257	111,273

		13,451,714

MALAYSIA — 4.2%
7-Eleven Malaysia Holdings Bhd Class B	224,500	81,166
AEON Credit Service M Bhd	37,900	137,024
AirAsia Bhd	205,400	145,736
Alliance Financial Group Bhd	608,410	560,911
APM Automotive Holdings Bhd	64,000	51,917
Astro Malaysia Holdings Bhd	208,700	129,214
Axiata Group Bhd	410,505	469,361
Bermaz Auto Bhd	241,180	108,996
British American Tobacco Malaysia Bhd	12,700	130,860
Bursa Malaysia Bhd	204,034	450,899
Cahya Mata Sarawak Bhd	203,400	193,495
Carlsberg Brewery Malaysia Bhd Class B	166,703	565,031
CB Industrial Product Holding Bhd	189,800	89,636
CIMB Group Holdings Bhd	343,991	432,952
Coastal Contracts Bhd	96,700	28,843
Dialog Group Bhd	533,200	213,256
Eastern & Oriental Bhd	491,741	214,453
Eco World Development Group Bhd (a)	280,000	99,333
Genting Bhd	417,000	903,633
Genting Malaysia Bhd	462,100	569,076
IJM Corp. Bhd	929,780	714,326
Inari Amertron Bhd	359,508	165,721
IOI Corp. Bhd	590,996	620,976
IOI Properties Group Bhd	509,516	238,323
Karex Bhd	351,625	171,621
KNM Group Bhd (a)	761,200	51,601
Kuala Lumpur Kepong Bhd	44,900	250,397
Land & General Bhd	1,009,000	74,099

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Landmarks Bhd (a)	1,490,000	$281,132
Lingkaran Trans Kota Holdings Bhd	49,400	67,199
Malayan Banking Bhd	427,750	862,169
Maxis Bhd	312,400	454,605
Media Prima Bhd	254,100	66,030
MKH Bhd	135,900	93,968
Muhibbah Engineering M Bhd	257,300	157,560
Nam Cheong, Ltd. (a)	320,400	6,191
Oldtown Bhd	171,200	105,610
OSK Holdings Bhd	726,125	259,242
Padini Holdings Bhd	180,300	122,223
PPB Group Bhd	89,400	338,167
Press Metal Bhd	412,840	247,210
Prestariang Bhd	166,600	86,961
Public Bank Bhd	160,220	720,456
Salcon Bhd	546,800	84,636
Sapura Energy Bhd (a)	181,000	74,437
Silverlake Axis, Ltd.	188,600	76,936
Sime Darby Bhd	316,288	663,236
TA Enterprise Bhd	616,100	84,226
Tambun Indah Land Bhd	348,700	116,614
Telekom Malaysia Bhd	120,909	175,401
Tenaga Nasional Bhd	279,150	865,425
TSH Resources Bhd	177,400	74,961
UEM Edgenta Bhd	75,700	55,764
Uzma Bhd (a)	112,700	45,839
Wah Seong Corp. Bhd	578,200	114,320
Yinson Holdings Bhd	130,600	97,681

		14,261,055

PHILIPPINES — 2.2%
ABS-CBN Holdings Corp.	155,400	145,567
Alliance Global Group, Inc.	662,900	167,525
Ayala Land, Inc.	1,348,488	888,242
BDO Unibank, Inc.	168,255	394,356
Belle Corp.	1,207,200	96,239
Bloomberry Resorts Corp. (a)	380,400	60,273
Cebu Air, Inc.	52,520	98,289
Cosco Capital, Inc.	1,520,600	256,994
D&L Industries, Inc.	1,345,500	341,101
DoubleDragon Properties Corp. (a)	435,170	465,309
First Gen Corp.	984,470	411,054
First Philippine Holdings Corp.	357,807	512,019
Globe Telecom, Inc.	1,995	80,794
GMA Holdings, Inc.	147,800	17,792
GT Capital Holdings, Inc.	5,895	134,525
JG Summit Holdings, Inc.	286,360	464,283
Jollibee Foods Corp.	37,700	148,396
LT Group, Inc.	452,000	144,316
Metro Pacific Investments Corp.	1,078,500	129,398
Nickel Asia Corp.	588,984	71,371
Pepsi-Cola Products Philippines, Inc.	984,000	72,954
Philex Mining Corp.	757,500	126,514
PLDT, Inc.	18,494	606,699
Puregold Price Club, Inc.	282,100	245,695
Robinsons Retail Holdings, Inc.	143,240	219,820
SM Investments Corp.	15,300	212,538
SM Prime Holdings, Inc.	874,700	493,353
Universal Robina Corp.	79,960	260,557

		7,265,973

SINGAPORE — 0.0% (f)
SIIC Environment Holdings, Ltd. (a)	132,199	52,509

TAIWAN — 22.3%
Acer, Inc. (a)	614,395	291,581
Advanced Semiconductor Engineering, Inc.	896,797	1,145,287
Advantech Co., Ltd.	39,000	326,473
Airtac International Group	11,900	117,068
Asia Cement Corp.	791,073	797,786
Asustek Computer, Inc.	117,138	1,158,158
AU Optronics Corp. ADR	141,033	538,746
Catcher Technology Co., Ltd.	117,539	1,162,122
Cathay Financial Holding Co., Ltd.	1,139,604	1,829,075
Center Laboratories, Inc. (a)	45,088	89,901
Chang Hwa Commercial Bank, Ltd.	1,718,887	1,048,016
China Development Financial Holding Corp.	2,829,272	776,727
China Life Insurance Co., Ltd.	210,800	208,421
China Steel Chemical Corp.	18,877	73,411
China Steel Corp.	1,702,625	1,419,673
Chlitina Holding, Ltd.	41,000	194,579
Chunghwa Telecom Co., Ltd.	367,268	1,246,720
Coland Holdings, Ltd.	100,411	150,406
Compal Electronics, Inc.	881,431	575,178
CTBC Financial Holding Co., Ltd.	2,592,515	1,602,032
Delta Electronics, Inc.	281,787	1,509,117
E.Sun Financial Holding Co., Ltd.	365,839	222,451
Eclat Textile Co., Ltd.	39,574	396,490
eMemory Technology, Inc.	16,000	226,481
Epistar Corp. (a)	189,170	199,192
Everlight Electronics Co., Ltd.	141,996	227,437
Far Eastern New Century Corp.	1,013,170	878,186
Far EasTone Telecommunications Co., Ltd.	143,000	351,108
Feng TAY Enterprise Co., Ltd.	40,902	163,109
Firich Enterprises Co., Ltd.	27,239	51,439
First Financial Holding Co., Ltd.	2,137,508	1,303,251
Formosa Chemicals & Fibre Corp.	593,691	1,847,060
Formosa Petrochemical Corp.	185,000	646,288
Formosa Plastics Corp.	779,137	2,323,866
Foxconn Technology Co., Ltd.	211,519	644,822
Fubon Financial Holding Co., Ltd.	955,998	1,559,591
Giant Manufacturing Co., Ltd.	40,000	236,632
Himax Technologies, Inc. ADR	16,722	152,505
Hiwin Technologies Corp.	25,112	157,661
Hon Hai Precision Industry Co., Ltd.	1,698,950	5,095,310
Hotai Motor Co., Ltd.	36,000	421,785
HTC Corp. (a)	102,710	262,339
Hua Nan Financial Holdings Co., Ltd.	2,054,488	1,147,683
Innolux Corp.	844,753	349,399
Inventec Corp.	325,000	243,676
King Yuan Electronics Co., Ltd.	721,898	666,166
Largan Precision Co., Ltd.	12,710	2,002,267
Lite-On Technology Corp.	480,891	828,890
Macronix International (a)	1,264,374	529,210
Makalot Industrial Co., Ltd.	40,682	166,925
MediaTek, Inc.	194,219	1,376,191
Medigen Biotechnology Corp. (a)	14,000	27,684
Mega Financial Holding Co., Ltd.	1,619,148	1,307,378
Merry Electronics Co., Ltd.	41,000	220,252
MIN AIK Technology Co., Ltd.	32,000	35,963

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Motech Industries, Inc. (a)	115,507	$106,590
Nan Ya Plastics Corp.	807,759	1,914,077
Novatek Microelectronics Corp.	138,062	534,639
PChome Online, Inc.	18,792	152,974
Pegatron Corp.	304,630	901,566
Pou Chen Corp.	205,000	283,760
Powertech Technology, Inc.	202,518	589,350
President Chain Store Corp.	48,000	395,485
ProMOS Technologies, Inc. (a) (d)	1,135,850	—
Quanta Computer, Inc.	483,194	982,552
Radiant Opto-Electronics Corp.	41,000	86,209
Realtek Semiconductor Corp.	141,161	504,770
Shin Kong Financial Holding Co., Ltd. (a)	2,205,980	643,418
Silicon Motion Technology Corp. ADR	3,179	148,618
Siliconware Precision Industries Co., Ltd.	371,763	606,485
SinoPac Financial Holdings Co., Ltd.	2,736,459	854,058
Synnex Technology International Corp.	195,000	209,829
Tainan Enterprises Co., Ltd.	472,830	420,744
Taishin Financial Holding Co., Ltd.	2,547,376	1,062,019
Taiwan Cement Corp.	671,216	803,004
Taiwan FU Hsing Industrial Co., Ltd.	183,000	253,007
Taiwan Mobile Co., Ltd.	250,200	919,413
Taiwan Paiho, Ltd.	25,000	85,688
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	393,206	12,912,885
Tatung Co., Ltd. (a)	710,107	304,240
Teco Electric and Machinery Co., Ltd.	150,000	152,509
TPK Holding Co., Ltd. (a)	20,000	70,199
Tripod Technology Corp.	344,361	970,351
Uni-President Enterprises Corp.	743,971	1,395,137
United Integrated Services Co., Ltd.	481,194	1,059,364
United Microelectronics Corp. ADR	431,892	833,552
Walsin Lihwa Corp.	472,000	216,225
Wistron Corp.	692,373	634,357
Yageo Corp.	169,354	461,583
Yuanta Financial Holding Co., Ltd.	1,547,383	652,764

		74,650,585

THAILAND — 4.4%
Advanced Info Service PCL	160,502	838,417
Airports of Thailand PCL	331,000	378,079
Bangkok Expressway & Metro PCL	4,070,132	900,196
Bank of Ayudhya PCL NVDR	161,100	180,498
BEC World PCL	114,600	60,031
Bumrungrad Hospital PCL	33,600	178,939
Central Plaza Hotel PCL	46,700	48,246
Charoen Pokphand Foods PCL	222,900	180,007
Chularat Hospital PCL	1,851,700	134,718
CP ALL PCL	708,500	1,216,486
E for L Aim PCL	2,723,400	11,096
Electricity Generating PCL	169,899	1,058,083
Energy Absolute PCL	218,100	176,130
Gunkul Engineering PCL	1,078,460	167,909
Hana Microelectronics PCL	99,000	135,409
Ichitan Group PCL	128,400	38,487
Indorama Ventures PCL	159,700	163,825
IRPC PCL	2,863,939	429,226
Jasmine International PCL	588,925	144,821
Kasikornbank PCL	54,054	297,307
KCE Electronics PCL	151,300	460,119

MC Group PCL	285,600	171,215
Mega Lifesciences PCL	218,000	168,119
Minor International PCL	305,586	326,818
Nok Airlines PCL (a)	377,100	83,404
PTT Exploration & Production PCL	295,732	800,380
PTT Global Chemical PCL NVDR	74,800	159,450
PTT PCL	105,755	1,191,042
Raimon Land PCL	3,183,700	129,711
Siam Cement PCL NVDR	47,200	741,739
Siam Commercial Bank PCL	227,097	1,077,244
SNC Former PCL	39,000	19,067
Somboon Advance Technology PCL	158,700	76,666
Srisawad Power 1979 PCL	237,911	299,444
Superblock PCL NVDR (a)	973,500	38,529
SVI PCL	926,100	148,230
Thai Beverage PCL	940,500	632,699
Thai Oil PCL	369,564	811,992
Thai Union Group PCL	206,600	128,665
TMB Bank PCL	1,902,900	135,120
True Corp. PCL NVDR	1,371,183	271,344

		14,608,907

TOTAL COMMON STOCKS (Cost $313,264,057)		334,009,165

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	38,233	3,153
Eastern & Oriental Bhd (expiring 7/21/19) (a)	179,431	10,745

		13,898

THAILAND — 0.0% (f)
E for L Aim PCL (expiring 12/22/17) (a) (e)	272,340	—
Raimon Land PCL (expiring 6/14/18) (a)	1,943,475	7,918

		7,918

TOTAL WARRANTS (Cost $4,897)		21,816

RIGHTS — 0.0% (f)
THAILAND — 0.0% (f)
E for L Aim (a) (e) (Cost $0)	907,800	—

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	869,681	869,681
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	4,144,298	4,144,298

TOTAL SHORT-TERM INVESTMENTS (Cost $5,013,979)		5,013,979

TOTAL INVESTMENTS — 101.2% (Cost $318,282,933)		339,044,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,130,502)

NET ASSETS — 100.0%		$334,914,458

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $45,543, representing less than 0.05% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $187,691 representing 0.1% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$142,084,876	$125,829		$0	(b)	$142,210,705
Hong Kong	6,332,541	61,862		45,543		6,439,946
India	61,067,771	—		—		61,067,771
Indonesia	13,451,714	—		0	(b)	13,451,714
Malaysia	14,261,055	—		—		14,261,055
Philippines	7,265,973	—		—		7,265,973
Singapore	52,509	—		—		52,509
Taiwan	74,650,585	—		0	(b)	74,650,585
Thailand	2,321,566	12,287,341		—		14,608,907
Warrants
Malaysia	13,898	—		—		13,898
Thailand	7,918	0	(a)	—		7,918
Rights
Thailand	—	0	(a)	—		—
Short-Term Investments	5,013,979	—		—		5,013,979

TOTAL INVESTMENTS	$326,524,385	$12,475,032		$45,543		$339,044,960

(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2017.
(b)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	931,229	$931,229	—	931,229	—	$—	$33
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,135,027	7,265,346	869,681	869,681	1,305
State Street Navigator Securities Lending Government Money Market Portfolio*	7,123,753	7,123,753	9,377,724	12,357,179	4,144,298	4,144,298	63,753

TOTAL		$8,054,982				$5,013,979	$65,091

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AGRICULTURAL PRODUCTS — 0.3%
Ros Agro PLC GDR	7,705	$94,771

ALUMINUM — 0.6%
United Co. RUSAL PLC	387,000	200,683

DATA PROCESSING & OUTSOURCED SERVICES — 0.5%
QIWI PLC ADR	10,080	172,872

DIVERSIFIED BANKS — 19.3%
Sberbank of Russia PJSC ADR (a)	147,635	1,702,232
Sberbank of Russia PJSC ADR (a)	286,506	3,306,279
TCS Group Holding PLC GDR	14,418	152,110
VTB Bank PJSC GDR	499,841	1,144,136

		6,304,757

DIVERSIFIED METALS & MINING — 4.2%
MMC Norilsk Nickel PJSC ADR	87,498	1,375,469

ELECTRIC UTILITIES — 1.5%
RusHydro PJSC ADR (a)	1,612	2,628
RusHydro PJSC ADR (a)	297,563	482,052

		484,680

FERTILIZERS & AGRICULTURAL CHEMICALS — 1.6%
PhosAgro PJSC GDR	20,473	298,906
Uralkali PJSC (b)	71,505	207,312

		506,218

FOOD RETAIL — 5.7%
Magnit PJSC GDR	32,364	1,236,305
X5 Retail Group NV GDR (b)	19,126	643,590

		1,879,895

HOMEBUILDING — 1.1%
PIK Group PJSC GDR (b)	75,544	372,054

HYPERMARKETS & SUPER CENTERS — 1.2%
Lenta, Ltd. GDR (b)	54,270	369,036
O’Key Group SA GDR	17,807	36,682

		405,718

INTEGRATED OIL & GAS — 34.0%
Gazprom Neft PJSC ADR	16,327	293,070
Gazprom PJSC ADR	951,409	4,252,798
Lukoil PJSC ADR	71,892	3,807,400
Rosneft Oil Co. PJSC GDR	208,786	1,187,992
Surgutneftegas OJSC ADR (a)	106,139	594,378
Surgutneftegas OJSC ADR (a)	194,505	995,866

		11,131,504

INTEGRATED TELECOMMUNICATION SERVICES — 1.5%
Rostelecom PJSC ADR	59,459	486,375

INTERNET SOFTWARE & SERVICES — 4.1%
Mail.Ru Group, Ltd. GDR (b)	20,623	455,768
Yandex NV Class A (b)	40,705	892,661

		1,348,429

IT CONSULTING & OTHER SERVICES — 0.6%
Luxoft Holding, Inc. (b)	3,340	208,917

OIL & GAS EQUIPMENT & SERVICES — 0.3%
TMK PJSC GDR	16,353	86,671

OIL & GAS EXPLORATION & PRODUCTION — 9.4%
Exillon Energy PLC (b)	34,916	65,491

Novatek PJSC GDR	11,917	1,483,666
Tatneft PJSC ADR	41,136	1,515,862

		3,065,019

PRECIOUS METALS & MINERALS — 1.7%
Polymetal International PLC	44,710	554,324

RAILROADS — 0.8%
Globaltrans Investment PLC GDR	33,922	244,238

REAL ESTATE DEVELOPMENT — 1.0%
Etalon Group, Ltd. GDR	30,727	116,148
LSR Group PJSC GDR	55,816	204,845

		320,993

STEEL — 4.4%
Evraz PLC (b)	42,325	114,477
Magnitogorsk Iron & Steel Works OJSC GDR	35,142	299,058
Mechel PJSC ADR (b)	19,983	106,310
Novolipetsk Steel PJSC GDR	17,084	339,972
Severstal PJSC GDR	41,125	592,611

		1,452,428

WIRELESS TELECOMMUNICATION SERVICES — 5.7%
MegaFon PJSC GDR	23,100	270,501
Mobile TeleSystems PJSC ADR	95,521	1,053,597
Sistema PJSC FC GDR	35,629	318,879
VEON, Ltd. ADR	56,314	229,761

		1,872,738

TOTAL COMMON STOCKS (Cost $39,351,699)		32,568,753

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $183,112)	183,112	183,112

TOTAL INVESTMENTS — 100.1% (Cost $39,534,811)		32,751,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,917)

NET ASSETS — 100.0%		$32,731,948

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Agricultural Products	$94,771	$—	$—	$94,771
Aluminum	200,683	—	—	200,683
Data Processing & Outsourced Services	172,872	—	—	172,872
Diversified Banks	6,304,757	—	—	6,304,757
Diversified Metals & Mining	1,375,469	—	—	1,375,469
Electric Utilities	484,680	—	—	484,680
Fertilizers & Agricultural Chemicals	506,218	—	—	506,218
Food Retail	1,879,895	—	—	1,879,895
Homebuilding	372,054	—	—	372,054
Hypermarkets & Super Centers	405,718	—	—	405,718
Integrated Oil & Gas	11,131,504	—	—	11,131,504
Integrated Telecommunication Services	486,375	—	—	486,375
Internet Software & Services	1,348,429	—	—	1,348,429
IT Consulting & Other Services	208,917	—	—	208,917
Oil & Gas Equipment & Services	86,671	—	—	86,671
Oil & Gas Exploration & Production	3,065,019	—	—	3,065,019
Precious Metals & Minerals	554,324	—	—	554,324
Railroads	244,238	—	—	244,238
Real Estate Development	320,993	—	—	320,993
Steel	1,452,428	—	—	1,452,428
Wireless Telecommunication Services	1,872,738	—	—	1,872,738
Short-Term Investment	183,112	—	—	183,112

TOTAL INVESTMENTS	$32,751,865	$—	$—	$32,751,865

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	135,882	$135,882	43	135,925	—	$—	$3
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	819,470	636,358	183,112	183,112	254

TOTAL		$135,882				$183,112	$257

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	1,616,000	$1,120,793

AIR FREIGHT & LOGISTICS — 0.0% (a)
Sinotrans, Ltd. Class H	808,000	377,410

AIRLINES — 0.4%
Air China, Ltd. Class H	1,554,000	1,257,757
China Eastern Airlines Corp., Ltd. Class H (b)	1,418,000	839,323
China Southern Airlines Co., Ltd. Class H	1,126,000	779,500
Shandong Airlines Co., Ltd. Class B	106,000	235,965

		3,112,545

AUTO COMPONENTS — 0.4%
Minth Group, Ltd.	602,000	2,424,577
Xinchen China Power Holdings, Ltd. (c)	730,000	117,416
Xinyi Glass Holdings, Ltd.	974,000	857,256

		3,399,249

AUTOMOBILES — 2.5%
BAIC Motor Corp., Ltd. Class H (d)	865,400	983,270
Brilliance China Automotive Holdings, Ltd.	1,576,000	2,636,299
Byd Co., Ltd. Class H (b) (c)	401,000	2,223,908
Chongqing Changan Automobile Co., Ltd. Class B	727,300	1,010,724
Dongfeng Motor Group Co., Ltd. Class H	2,009,300	2,257,118
Geely Automobile Holdings, Ltd.	3,505,000	5,366,982
Great Wall Motor Co., Ltd. Class H	2,208,500	2,514,987
Guangzhou Automobile Group Co., Ltd. Class H	1,606,637	2,571,777
Qingling Motors Co., Ltd. Class H	2,340,000	761,783

		20,326,848

BANKS — 16.4%
Agricultural Bank of China, Ltd. Class H	15,898,000	7,323,533
Bank of China, Ltd. Class H	44,544,700	22,124,756
Bank of Chongqing Co., Ltd. Class H	1,762,000	1,525,865
Bank of Communications Co., Ltd. Class H	13,690,824	10,640,491
China CITIC Bank Corp., Ltd. Class H	6,706,471	4,444,229
China Construction Bank Corp. Class H	54,733,623	44,017,904
China Merchants Bank Co., Ltd. Class H	2,439,735	6,451,336
China Minsheng Banking Corp., Ltd. Class H	4,352,800	4,648,812
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,744,000	1,178,151
Harbin Bank Co., Ltd. Class H (b) (d)	3,584,000	1,116,037
Huishang Bank Corp., Ltd. Class H	1,625,000	790,388
Industrial & Commercial Bank of China, Ltd. Class H	45,233,789	29,567,992
Shengjing Bank Co., Ltd. Class H (d)	550,500	504,350

		134,333,844

BEVERAGES — 0.2%
Tibet Water Resources, Ltd.	1,391,000	574,549
Tsingtao Brewery Co., Ltd. Class H	199,000	916,709

		1,491,258

BIOTECHNOLOGY — 0.3%
3SBio, Inc. (b) (c) (d)	510,000	629,994
BeiGene, Ltd. ADR (c)	18,184	665,716
China Biologic Products, Inc. (c)	10,282	1,029,537
Shanghai Haohai Biological Technology Co., Ltd. Class H (d)	15,500	71,502

		2,396,749

BUILDING PRODUCTS — 0.0% (a)
China Lesso Group Holdings, Ltd.	352,000	297,580

CAPITAL MARKETS — 2.1%
Central China Securities Co., Ltd. Class H (b)	356,000	191,937
China Cinda Asset Management Co., Ltd. Class H	8,119,200	3,155,116
China Everbright, Ltd.	606,000	1,222,683
China Financial International Investments, Ltd. (c)	3,970,000	199,228
China Galaxy Securities Co., Ltd. Class H	1,960,000	1,808,300
China Huarong Asset Management Co., Ltd. (c) (d)	1,149,000	470,156
CITIC Securities Co., Ltd. Class H	1,303,500	2,683,652
GF Securities Co., Ltd. Class H	1,004,000	2,103,213
Guotai Junan International Holdings, Ltd.	1,708,000	553,839
Haitong Securities Co., Ltd. Class H	1,883,400	3,184,440
Huatai Securities Co., Ltd. Class H (d)	664,800	1,293,415
Noah Holdings, Ltd. ADS (b) (c)	14,483	367,579
Shenwan Hongyuan HK, Ltd.	500,000	213,601

		17,447,159

CHEMICALS — 0.4%
China BlueChemical, Ltd. Class H	1,894,000	609,277
China Lumena New Materials Corp. (b) (c) (e)	3,564,548	—
Fufeng Group, Ltd.	553,000	445,446
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,619,999	1,453,026
Yingde Gases Group Co., Ltd. (b)	1,075,000	829,956

		3,337,705

COMMERCIAL SERVICES & SUPPLIES — 0.7%
China Everbright International, Ltd.	1,807,000	2,432,120
China Evergrande Group	2,911,600	2,697,487
Dongjiang Environmental Co., Ltd. Class H	148,600	256,988
Yestar Healthcare Holdings Co., Ltd.	680,000	352,622

		5,739,217

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd.	482,000	669,832
China All Access Holdings, Ltd. (b)	1,244,000	368,166
China Fiber Optic Network System Group, Ltd. (c) (f)	1,131,600	101,926

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Comba Telecom Systems Holdings, Ltd.	1,370,310	$223,933
Shanghai Potevio Co., Ltd. Class B (c)	264,700	202,231
Suncorp Technologies, Ltd. (c)	8,100,000	58,367
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (d)	306,000	595,344
ZTE Corp. Class H	635,397	1,165,896

		3,385,695

CONSTRUCTION & ENGINEERING — 1.4%
China Communications Construction Co., Ltd. Class H	2,806,394	3,957,805
China Machinery Engineering Corp. Class H	450,000	330,052
China Railway Construction Corp., Ltd. Class H	1,131,375	1,604,292
China Railway Group, Ltd. Class H	2,513,000	2,247,359
China Singyes Solar Technologies Holdings, Ltd. (b)	364,000	163,932
China State Construction International Holdings, Ltd.	982,000	1,756,392
Concord New Energy Group, Ltd.	3,490,000	177,385
Metallurgical Corp. of China, Ltd. Class H	1,602,000	610,168
Sinopec Engineering Group Co., Ltd. Class H	1,012,500	1,039,664

		11,887,049

CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	952,500	3,235,669
BBMG Corp. Class H	1,217,000	505,811
China National Building Material Co., Ltd. Class H	2,558,000	1,645,757
China Resources Cement Holdings, Ltd.	761,163	426,051
China Shanshui Cement Group, Ltd. (b) (c) (e)	1,896,000	91,488
CSG Holding Co., Ltd. Class B	388,000	285,577

		6,190,353

CONSUMER FINANCE — 0.3%
China Financial Services Holdings, Ltd.	2,930,000	271,453
Credit China Fintech Holdings, Ltd. (b) (c)	14,802,900	2,000,006

		2,271,459

CONTAINERS & PACKAGING — 0.1%
AMVIG Holdings, Ltd.	1,206,000	403,474
Beijing Enterprises Clean Energy Group, Ltd. (c)	8,160,000	220,498
Greatview Aseptic Packaging Co., Ltd.	447,000	223,745

		847,717

DISTRIBUTORS — 0.1%
Qianhai Health Holdings, Ltd. (b) (c)	10,890,000	127,516
Xinhua Winshare Publishing and Media Co., Ltd. Class H	581,000	528,556

		656,072

DIVERSIFIED CONSUMER SERVICES — 1.2%
China Maple Leaf Educational Systems, Ltd. (b)	448,000	337,809
Fu Shou Yuan International Group, Ltd.	674,000	411,954

New Oriental Education & Technology Group, Inc. ADR (c)	86,749	5,237,904
TAL Education Group ADR (c)	36,102	3,847,390

		9,835,057

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,084,000	1,018,233

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
China Communications Services Corp., Ltd. Class H	2,039,600	1,335,851
China Telecom Corp., Ltd. Class H	8,806,951	4,294,968
China Unicom Hong Kong, Ltd.	3,603,805	4,822,695
CITIC Telecom International Holdings, Ltd.	1,146,000	348,010

		10,801,524

ELECTRICAL EQUIPMENT — 0.5%
Boer Power Holdings, Ltd. (b)	198,000	66,497
Dongfang Electric Corp., Ltd. Class H	243,000	229,508
Shanghai Electric Group Co., Ltd. Class H (b) (c)	1,982,000	981,882
Tech Pro Technology Development, Ltd. (b) (c)	4,435,396	81,043
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	263,200	396,248
Zhuzhou CRRC Times Electric Co., Ltd. Class H	402,000	2,136,344

		3,891,522

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
AAC Technologies Holdings, Inc.	450,245	5,269,225
Anxin-China Holdings, Ltd. (c) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	622,030	309,754
Digital China Holdings, Ltd. (b)	708,000	621,316
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	1,107,286
Ju Teng International Holdings, Ltd.	1,032,000	423,609
Kingboard Chemical Holdings, Ltd.	602,999	2,226,864
Sunny Optical Technology Group Co., Ltd.	401,000	2,930,811
Wasion Group Holdings, Ltd.	350,000	184,199

		13,073,064

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (c)	908,000	107,490
China Oilfield Services, Ltd. Class H	1,173,900	1,126,848
Hilong Holding, Ltd. (b)	658,000	143,936
Sinopec Oilfield Service Corp. Class H (b) (c)	1,276,000	251,210

		1,629,484

FOOD & STAPLES RETAILING — 0.4%
China Resources Beer Holdings Co., Ltd. (c)	983,667	2,237,822
Sun Art Retail Group, Ltd.	1,344,500	1,259,468

		3,497,290

FOOD PRODUCTS — 2.0%
Biostime International Holdings, Ltd. (b) (c)	152,500	507,254

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

China Agri-Industries Holdings, Ltd. (c)	1,535,600	$772,592
China Huishan Dairy Holdings Co., Ltd. (b) (f)	2,729,000	147,485
China Huiyuan Juice Group, Ltd. (c)	694,000	217,001
China Mengniu Dairy Co., Ltd.	1,803,220	3,735,681
China Yurun Food Group, Ltd. (b) (c)	1,117,000	169,602
CP Pokphand Co., Ltd. (b)	3,140,000	290,909
Imperial Pacific International Holdings, Ltd. (b) (c)	28,750,300	499,426
Shenguan Holdings Group, Ltd.	1,482,000	110,604
Tingyi Cayman Islands Holding Corp.	1,407,844	1,768,070
Uni-President China Holdings, Ltd. (b)	1,156,400	813,936
Want Want China Holdings, Ltd. (b)	4,410,933	3,053,570
WH Group, Ltd. (d)	4,506,106	3,884,824
YuanShengTai Dairy Farm, Ltd. (c)	2,263,000	148,508

		16,119,462

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	1,406,000	2,265,086
China Oil & Gas Group, Ltd. (c)	1,596,000	121,166
China Resources Gas Group, Ltd.	603,000	2,133,758

		4,520,010

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,580,000	1,130,387

HEALTH CARE PROVIDERS & SERVICES — 0.7%
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	401,000	492,769
Huayi Tencent Entertainment Co., Ltd. (b) (c)	1,310,000	65,740
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	663,300	1,736,879
Sinopharm Group Co., Ltd. Class H	721,200	3,345,462
Universal Health International Group Holding, Ltd. (c)	662,000	23,425

		5,664,275

HOTELS, RESTAURANTS & LEISURE — 1.0%
Ajisen China Holdings, Ltd.	453,000	174,287
China Lodging Group, Ltd. ADR (c)	17,343	1,076,133
China Travel International Investment Hong Kong, Ltd. (b)	2,838,000	858,174
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,156,187	304,984
Yum China Holdings, Inc. (c)	205,605	5,592,456

		8,006,034

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	878,000	2,010,989
Hisense Kelon Electrical Holdings Co., Ltd. Class H	292,000	428,334
Skyworth Digital Holdings, Ltd.	1,603,423	1,056,363

		3,495,686

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (b)	406,000	778,408

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,154,000	351,924

CGN Power Co., Ltd. Class H (d)	7,428,000	2,293,920
China Datang Corp. Renewable Power Co., Ltd. Class H (c)	1,900,000	195,587
China Longyuan Power Group Corp., Ltd. Class H	2,211,000	1,718,386
China Power International Development, Ltd.	2,258,000	839,686
China Resources Power Holdings Co., Ltd.	1,178,092	2,125,311
Datang International Power Generation Co., Ltd. Class H	2,840,287	855,211
Huadian Fuxin Energy Corp., Ltd. Class H	1,814,000	406,146
Huadian Power International Corp., Ltd. Class H (b)	964,000	410,582
Huaneng Power International, Inc. Class H	2,550,129	1,703,039

		10,899,792

INDUSTRIAL CONGLOMERATES — 1.1%
Beijing Enterprises Holdings, Ltd.	401,500	2,076,858
CITIC, Ltd.	4,001,000	5,704,314
Shanghai Industrial Holdings, Ltd.	299,000	879,129

		8,660,301

INSURANCE — 5.7%
China Life Insurance Co., Ltd. Class H	4,462,040	13,693,580
China Pacific Insurance Group Co., Ltd. Class H	1,480,400	5,343,270
China Taiping Insurance Holdings Co., Ltd. (c)	744,891	1,803,879
Fanhua, Inc. ADR (c)	25,497	220,039
New China Life Insurance Co., Ltd. Class H	392,100	1,866,782
People’s Insurance Co. Group of China, Ltd. Class H	4,622,000	1,915,054
PICC Property & Casualty Co., Ltd. Class H	2,802,858	4,320,690
Ping An Insurance Group Co. of China, Ltd. Class H	3,090,600	17,299,247

		46,462,541

INTERNET & CATALOG RETAIL — 3.7%
Ctrip.com International, Ltd. ADR (c)	214,594	10,547,295
JD.com, Inc. ADR (c)	546,525	17,002,393
Vipshop Holdings, Ltd. ADR (c)	213,019	2,841,673

		30,391,361

INTERNET SOFTWARE & SERVICES — 25.2%
21Vianet Group, Inc. ADR (c)	38,614	211,991
58.com, Inc. ADR (c)	34,715	1,228,564
Alibaba Group Holding, Ltd. ADR (c)	631,498	68,094,429
Autohome, Inc. ADR (c)	10,533	334,633
Baidu, Inc. ADR (c)	158,828	27,401,007
Baozun, Inc. ADR (c)	13,854	206,979
Bitauto Holdings, Ltd. ADR (c)	18,380	470,712
Fang Holdings, Ltd. ADR (b) (c)	112,940	368,184
Momo, Inc. ADR (c)	27,666	942,581
NetEase, Inc. ADR	44,349	12,595,116
Phoenix New Media, Ltd. ADR (c)	38,576	134,630
SINA Corp. (c)	40,368	2,911,340

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Sohu.com, Inc. (c)	26,313	$1,034,890
Tencent Holdings, Ltd.	3,116,215	89,338,313
Tian Ge Interactive Holdings, Ltd. (d)	128,000	100,964
Weibo Corp. ADR (b) (c)	4,048	211,225
YY, Inc. ADR (c)	17,480	806,003

		206,391,561

IT SERVICES — 0.3%
AGTech Holdings, Ltd. (b) (c)	1,420,000	275,906
Chinasoft International, Ltd. (c)	544,000	312,897
Hi Sun Technology China, Ltd. (b) (c)	1,350,000	237,985
TravelSky Technology, Ltd. Class H	804,000	1,899,432

		2,726,220

MACHINERY — 1.3%
China Conch Venture Holdings, Ltd.	689,000	1,352,910
China Huarong Energy Co., Ltd. (c)	567,900	31,422
China International Marine Containers Group. Co., Ltd. Class H	508,500	868,929
CIMC Enric Holdings, Ltd. (b)	572,000	359,179
CRRC Corp., Ltd. Class H	2,608,950	2,534,591
First Tractor Co., Ltd. Class H	348,000	203,297
Haitian International Holdings, Ltd.	593,000	1,379,584
Lonking Holdings, Ltd.	2,184,000	660,413
Weichai Power Co., Ltd. Class H	1,006,840	1,777,500
Yangzijiang Shipbuilding Holdings, Ltd.	1,758,600	1,422,184
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	846,800	454,373

		11,044,382

MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (c)	2,063,500	462,007
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	807,800	456,314
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (c)	1,391,175	637,275
SITC International Holdings Co., Ltd.	661,000	454,190

		2,009,786

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (c)	6,880,000	1,248,253
Poly Culture Group Corp., Ltd. Class H	90,900	217,323
Wisdom Sports Group (c)	1,027,000	243,155

		1,708,731

METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. Class H (c)	3,428,000	1,676,176
Angang Steel Co., Ltd. Class H (b) (c)	1,005,720	715,645
China Hongqiao Group, Ltd. (b) (f)	421,000	381,915
China Metal Recycling Holdings, Ltd. (b) (c) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (b)	3,579,000	1,266,454
China Zhongwang Holdings, Ltd. (b)	796,400	357,645
Jiangxi Copper Co., Ltd. Class H	918,000	1,429,299
Maanshan Iron & Steel Co., Ltd. Class H (c)	1,714,000	617,538
MMG, Ltd. (c)	1,148,000	428,386
Munsun Capital Group, Ltd. (b) (c)	4,050,000	100,579

Shougang Fushan Resources Group, Ltd.	2,566,000	472,158
Zhaojin Mining Industry Co., Ltd. Class H (b)	725,000	634,369
Zijin Mining Group Co., Ltd. Class H	4,830,750	1,790,203

		9,870,367

MULTILINE RETAIL — 0.3%
Golden Eagle Retail Group, Ltd. (b)	508,120	788,513
Intime Retail Group Co., Ltd.	898,500	1,128,400
Parkson Retail Group, Ltd. (b)	1,580,500	197,270

		2,114,183

OIL, GAS & CONSUMABLE FUELS — 5.3%
China Coal Energy Co., Ltd. Class H (c)	1,748,013	881,710
China Petroleum & Chemical Corp. Class H	14,976,640	12,140,878
China Shenhua Energy Co., Ltd. Class H	2,202,200	5,111,972
China Suntien Green Energy Corp., Ltd. Class H (b)	932,000	179,888
CNOOC, Ltd.	9,778,174	11,676,183
Kunlun Energy Co., Ltd.	2,411,400	2,234,070
NewOcean Energy Holdings, Ltd. (b)	698,000	199,390
PetroChina Co., Ltd. Class H	12,558,930	9,195,176
Sinopec Kantons Holdings, Ltd.	1,002,000	544,096
Yanzhou Coal Mining Co., Ltd. Class H	1,215,900	944,996

		43,108,359

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	1,911,000	1,460,637
Nine Dragons Paper Holdings, Ltd.	1,511,000	1,623,477

		3,084,114

PERSONAL PRODUCTS — 0.5%
Hengan International Group Co., Ltd.	500,500	3,722,435

PHARMACEUTICALS — 1.5%
China Animal Healthcare, Ltd. (c) (e)	763,600	—
China Medical System Holdings, Ltd.	787,300	1,395,998
China Shineway Pharmaceutical Group, Ltd.	291,000	318,278
Consun Pharmaceutical Group, Ltd.	573,000	331,789
CSPC Pharmaceutical Group, Ltd.	1,808,000	2,368,325
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	190,000	559,866
Hua Han Health Industry Holdings, Ltd. (b) (c) (e)	3,728,400	190,702
Luye Pharma Group, Ltd.	1,028,500	622,010
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	190,000	399,485
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	202,000	743,383
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	510,000	419,340
Sihuan Pharmaceutical Holdings Group, Ltd.	1,284,000	487,396
Sino Biopharmaceutical, Ltd.	3,212,000	2,645,152
SSY Group, Ltd.	1,808,332	719,005

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Tong Ren Tang Technologies Co., Ltd. Class H	399,000	$709,539

		11,910,268

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.2%
Agile Group Holdings, Ltd.	1,390,747	1,204,366
Beijing Capital Land, Ltd. Class H	812,000	366,740
Carnival Group International Holdings, Ltd. (b) (c)	6,786,800	733,566
China Jinmao Holdings Group, Ltd.	1,546,000	495,341
China Overseas Land & Investment, Ltd.	2,773,862	7,923,790
China Overseas Property Holdings, Ltd. (b)	932,620	171,607
China Resources Land, Ltd.	1,800,555	4,865,426
China South City Holdings, Ltd. (b)	2,084,000	429,055
China Vanke Co., Ltd. Class H	833,364	2,251,900
Colour Life Services Group Co., Ltd.	279,000	179,502
Country Garden Holdings Co., Ltd.	5,713,500	5,138,952
Fullshare Holdings, Ltd. (b)	2,650,000	1,173,004
Future Land Holdings Co., Ltd. Class A	588,294	1,312,860
Greentown China Holdings, Ltd. (b) (c)	367,000	349,456
Guangzhou R&F Properties Co., Ltd. Class H	926,624	1,447,496
Hopson Development Holdings, Ltd.	386,000	355,131
Hydoo International Holding, Ltd. (b)	1,278,000	110,179
KWG Property Holding, Ltd.	704,592	510,436
Longfor Properties Co., Ltd.	856,500	1,408,489
Poly Property Group Co., Ltd. (b) (c)	1,247,000	519,884
Redco Properties Group, Ltd. (b) (c) (d)	394,200	155,722
Renhe Commercial Holdings Co., Ltd. (b) (c)	8,481,000	212,803
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	430,700
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,230,777
Shenzhen Investment, Ltd.	1,747,458	782,494
Shimao Property Holdings, Ltd.	1,107,441	1,758,454
Shui On Land, Ltd.	2,926,000	658,882
Sino-Ocean Group Holding, Ltd.	3,271,212	1,536,373
SOHO China, Ltd.	898,500	480,957
Sunac China Holdings, Ltd.	1,189,300	1,542,578
Yanlord Land Group, Ltd.	393,300	510,871
Yuexiu Property Co., Ltd.	6,086,000	1,033,715
Yuzhou Properties Co., Ltd.	2,431,840	1,013,853
Zall Group, Ltd. (b) (c)	618,000	380,112

		42,675,471

ROAD & RAIL — 0.2%
CAR, Inc. (c)	765,300	717,884
Dazhong Transportation Group Co., Ltd. Class B	372,000	263,376
Guangshen Railway Co., Ltd. Class H	1,396,000	844,264

		1,825,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
China Soft Power Technology Holdings, Ltd. (b) (c)	2,163,000	43,419
GCL-Poly Energy Holdings, Ltd. (b) (c)	6,832,000	905,483

Hanergy Thin Film Power Group, Ltd. (b) (c)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (b) (c)	13,246	219,486
Semiconductor Manufacturing International Corp. (b) (c)	2,114,100	2,616,952
Shunfeng International Clean Energy, Ltd. (c)	664,000	43,575
Xinyi Solar Holdings, Ltd. (b)	2,428,000	774,810

		4,603,725

SOFTWARE — 0.4%
Boyaa Interactive International, Ltd. (b) (c)	296,000	159,969
Cheetah Mobile, Inc. ADR (b) (c)	15,107	162,249
Kingdee International Software Group Co., Ltd. (b) (c)	1,010,000	417,178
Kingsoft Corp., Ltd.	490,000	1,349,289
NetDragon Websoft Holdings, Ltd. (b)	200,000	608,634
Shanghai Baosight Software Co., Ltd. Class B	345,500	522,396
V1 Group, Ltd. (c)	2,046,000	69,767

		3,289,482

SPECIALTY RETAIL — 0.4%
Baoxin Auto Group, Ltd. (b) (c)	849,074	430,464
BEP International Holdings, Ltd.	5,490,000	303,764
China Harmony New Energy Auto Holding, Ltd.	790,000	331,390
GOME Electrical Appliances Holding, Ltd.	6,770,279	923,438
Hengdeli Holdings, Ltd. (c)	2,552,895	384,339
Zhongsheng Group Holdings, Ltd.	511,500	760,849

		3,134,244

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Coolpad Group, Ltd. (b) (c)	2,629,400	243,604
Huaneng Renewables Corp., Ltd. Class H	2,386,000	825,882
Lenovo Group, Ltd.	4,410,000	2,905,385

		3,974,871

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	592,000	1,637,779
Belle International Holdings, Ltd.	3,611,000	2,346,465
Bosideng International Holdings, Ltd.	3,166,000	272,949
China Dongxiang Group Co., Ltd.	2,971,000	569,618
China Jicheng Holdings, Ltd. (b) (c) (d)	9,125,000	230,136
Cosmo Lady China Holdings Co., Ltd. (b) (d)	298,000	89,344
Lao Feng Xiang Co., Ltd. Class B	172,911	609,165
Li Ning Co., Ltd. (c)	1,315,707	772,003
Shenzhou International Group Holdings, Ltd.	401,000	2,530,921

		9,058,380

TRADING COMPANIES & DISTRIBUTORS — 0.0% (a)
CITIC Resources Holdings, Ltd. (c)	1,788,000	234,673

TRANSPORTATION INFRASTRUCTURE — 1.4%
Anhui Expressway Co., Ltd. Class H	606,000	479,560

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Beijing Capital International Airport Co., Ltd. Class H	1,371,939	$1,641,772
China Merchants Port Holdings Co., Ltd.	786,838	2,303,360
COSCO SHIPPING International Hong Kong Co., Ltd.	600,000	257,865
COSCO SHIPPING Ports, Ltd.	1,031,349	1,138,644
Dalian Port PDA Co., Ltd. Class H	1,158,200	216,096
HNA Infrastructure Co., Ltd.	383,000	339,558
Jiangsu Expressway Co., Ltd. Class H	774,795	1,112,618
Qingdao Port International Co., Ltd. Class H (d)	841,000	469,657
Shenzhen Expressway Co., Ltd. Class H	610,000	552,583
Shenzhen International Holdings, Ltd.	674,908	1,106,392
Sichuan Expressway Co., Ltd. Class H	796,000	335,956
Xiamen International Port Co., Ltd. Class H	965,000	203,642
Yuexiu Transport Infrastructure, Ltd.	372,000	287,682
Zhejiang Expressway Co., Ltd. Class H	810,000	1,058,946

		11,504,331

WATER UTILITIES — 0.7%
Beijing Enterprises Water Group, Ltd. (c)	3,212,000	2,380,637
CT Environmental Group, Ltd. (b)	1,718,400	364,841
Guangdong Investment, Ltd.	2,004,000	2,857,147
Kangda International Environmental Co., Ltd. (d)	736,000	186,569

		5,789,194

WIRELESS TELECOMMUNICATION SERVICES — 4.4%
China Mobile, Ltd.	3,296,004	36,070,918

TOTAL COMMON STOCKS (Cost $822,623,351)		818,344,352

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	1,117,623	1,117,623

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	17,336,388	17,336,388

TOTAL SHORT-TERM INVESTMENTS (Cost $18,454,011)		18,454,011

TOTAL INVESTMENTS — 102.1% (Cost $841,077,362)		836,798,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(17,268,211)

NET ASSETS — 100.0%		$819,530,152

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $282,190, representing less than 0.05% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $631,326 representing 0.1% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,120,793	$—	$—	$1,120,793
Air Freight & Logistics	377,410	—	—	377,410
Airlines	3,112,545	—	—	3,112,545
Auto Components	3,399,249	—	—	3,399,249
Automobiles	20,326,848	—	—	20,326,848
Banks	134,333,844	—	—	134,333,844
Beverages	1,491,258	—	—	1,491,258

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Biotechnology	$2,396,749	$—	$—		$2,396,749
Building Products	297,580	—	—		297,580
Capital Markets	17,447,159	—	—		17,447,159
Chemicals	3,337,705	—	0	(a)	3,337,705
Commercial Services & Supplies	5,739,217	—	—		5,739,217
Communications Equipment	3,283,769	101,926	—		3,385,695
Construction & Engineering	11,887,049	—	—		11,887,049
Construction Materials	6,098,865	—	91,488		6,190,353
Consumer Finance	2,271,459	—	—		2,271,459
Containers & Packaging	847,717	—	—		847,717
Distributors	656,072	—	—		656,072
Diversified Consumer Services	9,835,057	—	—		9,835,057
Diversified Financial Services	1,018,233	—	—		1,018,233
Diversified Telecommunication Services	10,801,524	—	—		10,801,524
Electrical Equipment	3,891,522	—	—		3,891,522
Electronic Equipment, Instruments & Components	13,073,064	—	0	(a)	13,073,064
Energy Equipment & Services	1,629,484	—	—		1,629,484
Food & Staples Retailing	3,497,290	—	—		3,497,290
Food Products	15,971,977	147,485	—		16,119,462
Gas Utilities	4,520,010	—	—		4,520,010
Health Care Equipment & Supplies	1,130,387	—	—		1,130,387
Health Care Providers & Services	5,664,275	—	—		5,664,275
Hotels, Restaurants & Leisure	8,006,034	—	—		8,006,034
Household Durables	3,495,686	—	—		3,495,686
Household Products	778,408	—	—		778,408
Independent Power Producers & Energy Traders	10,899,792	—	—		10,899,792
Industrial Conglomerates	8,660,301	—	—		8,660,301
Insurance	46,462,541	—	—		46,462,541
Internet & Catalog Retail	30,391,361	—	—		30,391,361
Internet Software & Services	206,391,561	—	—		206,391,561
IT Services	2,726,220	—	—		2,726,220
Machinery	11,044,382	—	—		11,044,382
Marine	2,009,786	—	—		2,009,786
Media	1,708,731	—	—		1,708,731
Metals & Mining	9,488,452	381,915	0	(a)	9,870,367
Multiline Retail	2,114,183	—	—		2,114,183
Oil, Gas & Consumable Fuels	43,108,359	—	—		43,108,359
Paper & Forest Products	3,084,114	—	—		3,084,114
Personal Products	3,722,435	—	—		3,722,435
Pharmaceuticals	11,719,566	—	190,702		11,910,268
Real Estate Management & Development	42,675,471	—	—		42,675,471
Road & Rail	1,825,524	—	—		1,825,524
Semiconductors & Semiconductor Equipment	4,603,725	—	0	(a)	4,603,725
Software	3,289,482	—	—		3,289,482
Specialty Retail	3,134,244	—	—		3,134,244
Technology Hardware, Storage & Peripherals	3,974,871	—	—		3,974,871
Textiles, Apparel & Luxury Goods	9,058,380	—	—		9,058,380
Trading Companies & Distributors	234,673	—	—		234,673
Transportation Infrastructure	11,504,331	—	—		11,504,331
Water Utilities	5,789,194	—	—		5,789,194
Wireless Telecommunication Services	36,070,918	—	—		36,070,918
Short-Term Investments	18,454,011	—	—		18,454,011

TOTAL INVESTMENTS	$835,884,847	$631,326	$282,190		$836,798,363

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,571,854	$1,571,854	—	1,571,854	—	$—	$36
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	50,913,426	49,795,803	1,117,623	1,117,623	2,870
State Street Navigator Securities Lending Government Money Market Portfolio*	32,855,648	32,855,648	33,290,170	48,809,430	17,336,388	17,336,388	389,550

TOTAL		$34,427,502				$18,454,011	$392,456

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
AVIC Aero-Engine Controls Co., Ltd. Class A	700	$2,497
AVIC Aircraft Co., Ltd. Class A	1,400	5,005
Avic Aviation Engine Corp. PLC Class A	800	3,908
AVIC Helicopter Co., Ltd. Class A	400	2,902
Changchun UP Optotech Co., Ltd. Class A	300	2,025
China Avionics Systems Co., Ltd. Class A	800	2,240
China Spacesat Co., Ltd. Class A	700	3,266
Sichuan Chengfa Aero-Science & Technology Co., Ltd. Class A	400	2,083

		23,926

AIR FREIGHT & LOGISTICS — 0.5%
Citic Offshore Helicopter Co., Ltd. Class A	1,300	2,235
Jiangsu Aucksun Co., Ltd. Class A	4,700	6,377
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	2,870

		11,482

AIRLINES — 1.1%
Air China, Ltd. Class A	3,000	3,609
China Eastern Airlines Corp., Ltd. Class A	4,300	4,286
China Southern Airlines Co., Ltd. Class A	4,700	5,497
Hainan Airlines Co., Ltd. Class A (a)	11,900	5,957
Spring Airlines Co., Ltd. Class A	700	3,528

		22,877

AUTO COMPONENTS — 2.0%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	5,350
China Shipbuilding Industry Group Power Co., Ltd. Class A (a)	1,000	4,691
Fangda Special Steel Technology Co., Ltd. Class A	2,400	2,532
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	8,202
Greatoo Intelligent Equipment, Inc.	5,100	2,671
Huayu Automotive Systems Co., Ltd. Class A	1,700	4,492
Sailun Jinyu Group Co., Ltd. Class A	5,940	3,525
Wanxiang Qianchao Co., Ltd. Class A	1,300	2,260
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,315
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	2,411
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,100	3,583

		43,032

AUTOMOBILES — 1.1%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	1,400	2,381
Beiqi Foton Motor Co., Ltd. Class A	10,600	5,029
Byd Co., Ltd. Class A	700	4,877
Chongqing Changan Automobile Co., Ltd. Class A	2,200	5,037
FAW CAR Co., Ltd. Class A	1,500	2,560
Haima Automobile Group Co., Ltd. Class A	4,100	3,510

		23,394

BANKS — 10.4%
Agricultural Bank of China, Ltd. Class A	38,400	18,610

Bank of Beijing Co., Ltd. Class A	2,280	3,179
Bank of China, Ltd. Class A	37,100	19,918
Bank of Communications Co., Ltd. Class A	12,800	11,571
Bank of Nanjing Co., Ltd. Class A	3,960	6,907
Bank of Ningbo Co., Ltd. Class A	3,000	8,018
China CITIC Bank Corp., Ltd. Class A	3,200	3,116
China Everbright Bank Co., Ltd. Class A	20,300	12,106
China Merchants Bank Co., Ltd. Class A	10,300	28,650
China Minsheng Banking Corp., Ltd. Class A	14,500	17,841
Huaxia Bank Co., Ltd. Class A	6,100	9,993
Industrial & Commercial Bank of China, Ltd. Class A	15,600	10,956
Industrial Bank Co., Ltd. Class A	14,400	33,870
Ping An Bank Co., Ltd. Class A	8,520	11,336
Shanghai Pudong Development Bank Co., Ltd. Class A	12,540	29,131

		225,202

BEVERAGES — 4.4%
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,482
Chongqing Brewery Co., Ltd. Class A	2,200	6,921
Hainan Yedao Co., Ltd. Class A (a)	1,400	2,324
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	750	2,515
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	6,339
Kweichow Moutai Co., Ltd. Class A	1,000	56,061
Luzhou Laojiao Co., Ltd. Class A	1,400	8,571
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	3,208
Tsingtao Brewery Co., Ltd. Class A	700	3,328
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A (a)	2,100	3,111

		95,860

BIOTECHNOLOGY — 0.7%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,246
Chengzhi Co., Ltd. Class A	900	2,076
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	2,041
Hualan Biological Engineering, Inc. Class A	800	4,156
Shanghai RAAS Blood Products Co., Ltd. Class A	1,620	4,833

		15,352

BUILDING PRODUCTS — 0.3%
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A (a)	1,400	1,842
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	3,600

		5,442

CAPITAL MARKETS — 5.1%
China Merchants Securities Co., Ltd. Class A	3,700	8,735
CITIC Securities Co., Ltd. Class A	3,600	8,415
Dongxing Securities Co., Ltd. Class A	1,800	4,803
Everbright Securities Co., Ltd. Class A	2,100	4,668
GF Securities Co., Ltd. Class A	3,100	7,687
Guosen Securities Co., Ltd. Class A	2,300	4,866
Haitong Securities Co., Ltd. Class A	3,600	7,626
Huatai Securities Co., Ltd. Class A	3,000	7,317
Industrial Securities Co., Ltd. Class A	5,590	6,213

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Northeast Securities Co., Ltd. Class A	3,600	$6,232
Orient Securities Co., Ltd. Class A	2,200	4,686
Pacific Securities Co., Ltd. Class A	11,505	7,729
Sealand Securities Co., Ltd. Class A	4,950	4,590
Shanxi Securities Co., Ltd. Class A	2,700	4,325
Shenwan Hongyuan Group Co., Ltd. Class A	8,910	8,016
Sinolink Securities Co., Ltd. Class A	2,600	5,169
Southwest Securities Co., Ltd. Class A	5,500	4,956
Western Securities Co., Ltd. Class A	1,800	4,767

		110,800

CHEMICALS — 5.1%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,947
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A (a)	4,100	2,903
Befar Group Co., Ltd. Class A	5,520	5,775
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	3,204
Do-Fluoride Chemicals Co., Ltd. Class A	400	1,703
Gpro Titanium Industry Co., Ltd. Class A	2,800	2,714
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	2,962
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	4,455
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	4,400	3,103
Jiangsu Huifeng Agrochemical Co., Ltd. Class A	3,040	2,276
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	2,808
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	3,716
Kangde Xin Composite Material Group Co., Ltd. Class A	1,599	4,436
Kingenta Ecological Engineering Group Co., Ltd. Class A	2,200	2,305
Kingfa Sci & Tech Co., Ltd. Class A	3,000	3,491
Luxi Chemical Group Co., Ltd. Class A (a)	3,600	2,936
Nanjing Redsun Co., Ltd. Class A	1,500	4,153
Qinghai Salt Lake Industry Co., Ltd. Class A	1,100	2,935
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,340	4,523
Shanghai 3F New Materials Co. Class A (a)	1,600	3,476
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	2,655
Shanghai Pret Composites Co., Ltd. Class A	900	3,750
Shanghai Yahong Moulding Co., Ltd. Class A (a)	200	1,466
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,100	4,637
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	1,555
Sinoma Science & Technology Co., Ltd. Class A	900	2,559
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	3,250
Tianqi Lithium Industries, Inc. Class A	100	627
Tongkun Group Co., Ltd. Class A	1,500	3,328
Wanhua Chemical Group Co., Ltd. Class A	1,400	5,507

Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	1,909
Yueyang Xingchang Petrochemical Class A	735	2,480
Zhejiang Huafeng Spandex Co., Ltd. Class A	3,200	2,419
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	3,410
Zhejiang Shenghua Biok Biology Co., Ltd. Class A (a)	3,000	4,758

		110,131

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Beijing GeoEnviron Engineering & Technology, Inc. Class A	400	1,769
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	2,363
Jiangsu Flowers King Horticulture Co., Ltd. Class A (a)	200	1,452
Jihua Group Corp., Ltd. Class A	2,300	2,820
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A	2,000	3,433
Shanghai Environment Group Co., Ltd. Class A (a)	391	1,663
Shanghai Jielong Industry Group Corp., Ltd. Class A	1,200	1,635
Shenzhen Comix Group Co., Ltd. Class A (a)	1,400	4,778
Shenzhen ESUN Display Co., Ltd. Class A	200	1,137
Tungkong, Inc. Class A	600	2,615

		23,665

COMMUNICATIONS EQUIPMENT — 1.1%
Addsino Co., Ltd. Class A	1,000	2,155
Bus Online Co., Ltd. (a)	600	2,323
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	3,936
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,725
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	2,761
Shenzhen Keybridge Communications Co., Ltd. Class A	1,200	2,415
Tianjin Xinmao Science & Technology Co., Ltd. Class A (a)	3,000	3,339
ZTE Corp. Class A	2,000	4,922

		24,576

CONSTRUCTION & ENGINEERING — 3.8%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,625
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	4,132
China Gezhouba Group Co., Ltd. Class A	4,400	7,514
China National Chemical Engineering Co., Ltd. Class A	4,200	5,332
China Railway Construction Corp., Ltd. Class A	1,500	2,827
China Railway Group, Ltd. Class A	4,900	6,264
China State Construction Engineering Corp., Ltd. Class A	13,600	18,155
East China Engineering Science and Technology Co., Ltd. Class A	1,000	2,101
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	3,112

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Metallurgical Corp. of China, Ltd. Class A	11,600	$8,551
Power Construction Corp. of China, Ltd. Class A	5,300	5,906
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	1,540
Shandong Qixing Iron Tower Co., Ltd. Class A (a)	700	3,739
Shanghai Construction Group Co., Ltd. Class A	4,320	3,059
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,881
Shenzhen Tagen Group Co., Ltd. Class A	1,400	1,875
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	3,135

		81,748

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	1,700	5,116
Anhui Xinli Finance Co., Ltd. Class A	700	2,938
Arcplus Group PLC Class A (a)	700	1,969
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,430
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	1,677

		15,130

CONTAINERS & PACKAGING — 0.9%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	1,800	3,016
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a)	400	4,079
Org Packaging Co., Ltd. Class A	2,880	3,431
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,664
Shenzhen Beauty Star Co., Ltd. Class A (a)	2,700	4,819
Zhejiang Great Southeast Co., Ltd. Class A	4,000	2,084

		20,093

DISTRIBUTORS — 0.1%
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,553

DIVERSIFIED CONSUMER SERVICES — 0.5%
But One Information Corp. Xi an Class A (a)	1,300	8,530
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	1,945

		10,475

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	4,200	3,748
Bohai Financial Investment Holding Co., Ltd. Class A (a)	2,900	3,000

		6,748

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
263 Network Communications Co., Ltd. Class A	1,700	2,397
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	2,863

		5,260

ELECTRIC UTILITIES — 0.2%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	4,225

ELECTRICAL EQUIPMENT — 3.9%
Anhui Xinlong Electrical Co., Ltd.	1,100	1,998
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,813
China XD Electric Co., Ltd. Class A	3,700	3,420
Citychamp Dartong Co., Ltd. Class A	2,100	2,099
Dongfang Electric Corp., Ltd. Class A	1,400	2,037
Dongfang Electronics Co., Ltd. Class A (a)	5,600	4,350
Fangda Carbon New Material Co., Ltd. Class A (a)	1,800	2,314
Guangdong Nan Yang Cable Group Holding Co., Ltd. Class A	1,800	4,137
Henan Tong-DA Cable Co., Ltd. Class A (a)	1,300	2,288
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	4,781
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,616
Luxshare Precision Industry Co., Ltd. Class A	1,200	4,405
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	3,988
NARI Technology Co., Ltd. Class A	1,600	4,136
Shanghai Electric Group Co., Ltd. Class A (a)	2,700	3,335
Shanghai Welltech Automation Co., Ltd. Class A (a)	900	3,428
Shenzhen Center Power Tech Co., Ltd. Class A	600	1,687
Shenzhen Hifuture Electric Co., Ltd. Class A (a)	2,500	6,278
Shenzhen Invt Electric Co., Ltd. Class A	1,700	2,065
Shenzhen Moso Power Supply Technology Co., Ltd. Class A	1,600	2,828
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	800	1,544
Sieyuan Electric Co., Ltd. Class A	2,520	5,726
TBEA Co., Ltd. Class A	2,000	3,247
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	5,354
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,700	3,961
Zhejiang Wanma Co., Ltd. Class A	800	1,528

		84,363

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Accelink Technologies Co., Ltd. Class A	400	4,231
Beijing SDL Technology Co., Ltd. Class A	700	1,580
China Security & Fire Co., Ltd. Class A	1,000	2,598
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	3,455
Fujian Torch Electron Technology Co., Ltd. Class A	600	6,774
GoerTek, Inc. Class A	1,000	4,939
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,300	15,275
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	2,200	5,088
IRICO Display Devices Co., Ltd. Class A (a)	1,500	1,767
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,490
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	2,354
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	2,700	2,645
Shenzhen Infinova, Ltd. Class A (a)	2,210	2,155

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Shenzhen Mason Technologies Co., Ltd. Class A	2,400	$3,953
Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	5,224
Tatwah Smartech Co., Ltd. Class A (a)	1,000	2,148
TDG Holdings Co., Ltd. Class A (a)	1,700	2,519
Unigroup Guoxin Co., Ltd. Class A	400	1,807
WUS Printed Circuit Kunshan Co., Ltd. Class A (a)	3,400	2,467
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	4,055

		77,524

ENERGY EQUIPMENT & SERVICES — 0.8%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	200	1,082
Cangzhou Mingzhu Plastic Co., Ltd. Class A	1,900	6,572
Offshore Oil Engineering Co., Ltd. Class A	3,100	3,432
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,707
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	4,124

		17,917

FOOD & STAPLES RETAILING — 0.3%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	2,077
Yonghui Superstores Co., Ltd. Class A	5,600	4,469

		6,546

FOOD PRODUCTS — 3.0%
Angel Yeast Co., Ltd. Class A	1,500	4,566
Baotou Huazi Industry Co., Ltd. Class A	1,500	2,148
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	3,269
Bright Dairy & Food Co., Ltd. Class A	1,100	2,075
COFCO Tunhe Sugar Co., Ltd. Class A	1,300	2,122
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	2,125
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	8,507
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	3,136
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	10,427
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,400	3,244
Lotus Health Group Co. Class A (a)	3,000	2,037
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,974
Qiaqia Food Co., Ltd. Class A	1,500	3,600
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	4,977
Shanghai Maling Aquarius Co., Ltd. Class A (a)	1,400	2,107
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,259
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	4,215

		63,788

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	400	1,862

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Huadong Medicine Co., Ltd. Class A	300	4,033
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	4,059

		8,092

HOTELS, RESTAURANTS & LEISURE — 0.6%
China High-Speed Railway Technology Co., Ltd. Class A (a)	3,300	4,185
China International Travel Service Corp., Ltd. Class A	600	4,935
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	4,449

		13,569

HOUSEHOLD DURABLES — 2.1%
Anhui Deli Household Glass Co., Ltd. Class A (a)	4,200	6,886
Guangdong Homa Appliances Co., Ltd. Class A	200	1,998
Guangzhou Holike Creative Home Co., Ltd. Class A	600	3,200
Hisense Electric Co., Ltd. Class A	1,600	4,200
Leo Group Co., Ltd. Class A	900	1,896
Markor International Home Furnishings Co., Ltd. Class A	1,100	2,340
Midea Group Co., Ltd. Class A	3,600	17,395
NavInfo Co., Ltd. Class A	900	2,624
TCL Corp. Class A	9,700	4,968

		45,507

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.7%
An Hui Wenergy Co., Ltd. Class A	2,210	2,232
China National Nuclear Power Co., Ltd. Class A	7,000	7,374
China Yangtze Power Co., Ltd. Class A	3,900	7,509
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,877
GD Power Development Co., Ltd. Class A	11,100	5,251
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	2,351
Huadian Power International Corp., Ltd. Class A	4,300	3,145
Huaneng Power International, Inc. Class A	2,900	3,017
Hubei Energy Group Co., Ltd. Class A	3,200	2,280
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,722
SDIC Power Holdings Co., Ltd. Class A	4,000	4,370
Shanghai Electric Power Co., Ltd. Class A	1,600	2,860
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	2,419
Shenergy Co., Ltd. Class A	3,900	3,543
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,789
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	4,990

		58,729

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	2,694

INSURANCE — 2.2%
China Life Insurance Co., Ltd. Class A	600	2,203

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

China Pacific Insurance Group Co., Ltd. Class A	3,300	$13,129
New China Life Insurance Co., Ltd. Class A	700	4,285
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	27,925

		47,542

INTERNET SOFTWARE & SERVICES — 0.4%
Dawning Information Industry Co., Ltd. Class A	400	1,527
Focus Technology Co., Ltd. Class A	300	2,568
People.cn Co., Ltd. Class A	900	2,172
Shanghai DZH, Ltd. Class A (a)	1,800	1,622

		7,889

IT SERVICES — 0.8%
BOE Technology Group Co., Ltd. Class A	18,800	9,384
DHC Software Co., Ltd. Class A	1,200	3,705
Fujian Rongji Software Co., Ltd. Class A (a)	2,300	4,075

		17,164

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A	900	2,622

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	600	2,862

MACHINERY — 5.1%
Anhui Ankai Automobile Co., Ltd. Class A	2,500	2,452
Anhui Heli Co., Ltd. Class A	1,900	4,014
China CSSC Holdings, Ltd. Class A	800	3,285
China First Heavy Industries Class A (a)	3,800	2,327
China Shipbuilding Industry Co., Ltd. Class A (a)	9,200	9,932
CRRC Corp., Ltd. Class A	11,800	17,533
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	3,539
Geron Co., Ltd. Class A	100	585
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	3,431
Hefei Meiya Optoelectronic Technology, Inc. Class A	500	1,328
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	2,776
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A	1,900	1,877
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	2,155
Mesnac Co., Ltd. Class A	1,300	1,952
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,798
North Navigation Control Technology Co., Ltd. Class A	1,200	2,936
Sanlux Co., Ltd. Class A	2,000	4,080
Sany Heavy Industry Co., Ltd. Class A	3,900	4,074
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,511
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	3,278
Sunward Intelligent Equipment Co., Ltd. Class A (a)	2,600	3,467
Suzhou Thvow Technology Co., Ltd. Class A	2,600	4,233

Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,950
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,464
Tianjin Benefo Tejing Electric Co., Ltd. Class A	1,100	1,968
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	2,142
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd. Class A (a)	200	1,154
XCMG Construction Machinery Co., Ltd. Class A (a)	4,400	2,598
Xiamen XGMA Machinery Co., Ltd. Class A (a)	2,000	2,066
Zhejiang Jinggong Science & Technology Co., Ltd. Class A (a)	1,700	2,262
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,675
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,260

		109,102

MEDIA — 2.0%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,197
China South Publishing & Media Group Co., Ltd. Class A	1,300	3,390
China Television Media, Ltd. Class A	700	1,921
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	3,237
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	5,932
Contemporary Eastern Investment Co., Ltd. Class A (a)	2,600	5,233
Guangdong Advertising Group Co., Ltd. Class A	1,430	2,817
Huawen Media Investment Corp. Class A	1,700	2,676
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A (a)	1,430	2,164
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	2,185
Jishi Media Co., Ltd. Class A	3,500	2,062
Shanghai Oriental Pearl Media Co., Ltd. Class A	1,500	4,906
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	3,654
Wanda Cinema Line Co., Ltd. Class A	200	1,640

		44,014

METALS & MINING — 5.4%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	3,017
Aluminum Corp. of China, Ltd. Class A (a)	7,100	4,790
Anhui Xinke New Materials Co., Ltd. Class A	4,500	3,263
Anyang Iron & Steel, Inc. Class A (a)	12,900	6,270
Baoshan Iron & Steel Co., Ltd. Class A	8,656	8,176
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,217
Hunan Gold Corp., Ltd. Class A (a)	4,800	8,051
Hunan Valin Steel Co., Ltd. Class A (a)	7,700	5,430
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	27,000	11,871

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	$2,399
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	3,500
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a)	1,100	2,656
Shandong Gold Mining Co., Ltd. Class A	1,600	8,307
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	5,065
Shandong Iron and Steel Co., Ltd. Class A (a)	7,200	2,810
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	3,104
Shanxi Taigang Stainless Steel Co., Ltd. Class A (a)	4,600	3,364
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,748
Tongling Nonferrous Metals Group Co., Ltd. Class A (a)	10,600	4,876
Western Mining Co., Ltd. Class A	5,700	6,843
Zhongjin Gold Corp., Ltd. Class A (a)	4,130	7,023
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	2,978
Zijin Mining Group Co., Ltd. Class A	10,400	5,101

		115,859

MULTILINE RETAIL — 1.6%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,549
Changchun Sinoenergy Corp. Class A (a)	2,800	4,477
Chengdu Hongqi Chain Co., Ltd. Class A (a)	2,800	2,986
Dalian Friendship Group Class A (a)	4,200	7,399
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	4,504
Rainbow Department Store Co., Ltd. Class A	1,700	3,666
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	3,000
Wuhan Department Store Group Co., Ltd. Class A (a)	1,600	5,235

		33,816

OIL, GAS & CONSUMABLE FUELS — 2.4%
China Merchants Energy Shipping Co., Ltd. Class A	4,000	3,152
China Petroleum & Chemical Corp. Class A	4,700	3,915
China Shenhua Energy Co., Ltd. Class A	1,900	5,337
Guanghui Energy Co., Ltd. Class A (a)	4,600	3,130
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,986
Oriental Energy Co., Ltd. Class A	1,400	2,606
PetroChina Co., Ltd. Class A	4,500	5,139
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	6,800	7,676
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	9,802
Wintime Energy Co., Ltd. Class A	6,200	3,563
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,379

		51,685

PAPER & FOREST PRODUCTS — 0.7%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	3,961
Fujian Jinsen Forestry Co., Ltd. Class A	400	1,936
Guangdong Weihua Corp. Class A (a)	3,000	4,858

Sichuan Guodong Construction Co., Ltd. Class A (a)	5,200	4,143

		14,898

PHARMACEUTICALS — 5.2%
Beijing Tongrentang Co., Ltd. Class A	1,000	4,587
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	3,918
Dong-E-E-Jiao Co., Ltd. Class A	700	6,663
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,454
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	2,479
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	2,052
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	2,400	2,758
Harbin Pharmaceutical Group Co., Ltd. Class A (a)	2,210	2,440
Huapont Life Sciences Co., Ltd. Class A	1,500	1,807
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,864
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,200	9,460
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,100	4,863
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	1,936
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	7,115
Renhe Pharmacy Co., Ltd. Class A (a)	1,800	1,724
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	4,504
Shenzhen Hepalink Pharmaceutical Co., Ltd. Class A	1,280	3,872
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,314
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	2,331
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	2,538
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,478
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	5,084
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	960	2,828
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,889
Yifan Pharmaceutical Co., Ltd. Class A	900	2,200
Yunnan Baiyao Group Co., Ltd. Class A	600	7,411
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	4,378
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	1,800	8,363
Zhongzhu Holding Co., Ltd. Class A	1,000	2,937

		113,247

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.0%
Beijing Capital Development Co., Ltd. Class A	1,600	2,797
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	4,151
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	3,186

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

China Fortune Land Development Co., Ltd. Class A	1,400	$5,538
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	2,721	6,949
China Vanke Co., Ltd. Class A	5,600	16,722
Chongqing Dima Industry Co., Ltd. Class A	3,600	3,463
Gemdale Corp. Class A	2,700	4,349
Guangdong Shirongzhaoye Co., Ltd. Class A (a)	1,900	2,564
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	4,437
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	3,071
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a)	5,200	13,745
Jinke Properties Group Co., Ltd. Class A	4,100	3,581
Lushang Property Co., Ltd. Class A (a)	3,200	2,470
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,886
Oceanwide Holdings Co., Ltd. Class A	2,600	3,422
Poly Real Estate Group Co., Ltd. Class A	1,700	2,351
RiseSun Real Estate Development Co., Ltd. Class A	2,600	3,290
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	4,806
Shanghai SMI Holding Co., Ltd. Class A (a)	1,409	3,743
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	4,143
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	3,254
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	2,395
Shenzhen Zhenye Group Co., Ltd. Class A	2,100	2,523
Tahoe Group Co., Ltd. Class A	800	1,991
Xinhu Zhongbao Co., Ltd. Class A	15,100	10,714
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	4,712
Zhongtian Urban Development Group Co., Ltd. Class A	3,000	2,886

		129,139

ROAD & RAIL — 0.5%
Daqin Railway Co., Ltd. Class A	7,400	8,128
Guangshen Railway Co., Ltd. Class A	4,300	3,245

		11,373

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	3,698
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,200	3,858
LONGi Green Energy Technology Co., Ltd. Class A	1,800	4,132
Sanan Optoelectronics Co., Ltd. Class A	2,240	5,197
Shanghai Belling Co., Ltd. Class A	1,300	2,437
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	1,800	2,280

		21,602

SOFTWARE — 1.4%
Beijing Shiji Information Technology Co., Ltd. Class A	600	1,880

Glodon Co., Ltd. Class A	1,000	2,163
Hangzhou Liaison Interactive Information Technology Co., Ltd. Class A	1,000	1,894
Hundsun Technologies, Inc. Class A	400	2,452
Iflytek Co., Ltd. Class A	900	4,584
Inspur Software Co., Ltd. Class A	500	1,495
Neusoft Corp. Class A	1,200	3,361
Shanghai 2345 Network Holding Group Co., Ltd. Class A	1,200	2,016
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	600	2,706
Sinodata Co., Ltd. Class A	300	1,467
Wisesoft Co., Ltd. Class A	500	2,328
Yonyou Network Technology Co., Ltd. Class A	1,100	2,839

		29,185

SPECIALTY RETAIL — 0.5%
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,382
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A	1,500	2,626
Suning Commerce Group Co., Ltd. Class A	4,300	6,739

		11,747

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
GRG Banking Equipment Co., Ltd. Class A	1,350	2,519
Guangzhou KingTeller Technology Co., Ltd. Class A (a)	2,700	2,774
Inspur Electronic Information Industry Co., Ltd. Class A	800	2,206
Tsinghua Tongfang Co., Ltd. Class A	2,100	4,159

		11,658

TEXTILES,APPAREL & LUXURY GOODS — 1.6%
Anhui Huamao Textile Co. Class A	4,300	3,737
Bros Eastern Co., Ltd. Class A	3,000	2,716
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	2,488
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	4,183
Huasi Holding Co., Ltd. Class A	1,000	1,643
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,603
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	1,963
Luthai Textile Co., Ltd. Class A	1,300	2,424
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	1,200	2,183
Youngor Group Co., Ltd. Class A	1,900	3,840
Zhejiang Hangmin Co., Ltd. Class A	1,700	3,308
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	2,131
Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,000	2,133

		35,352

TRADING COMPANIES & DISTRIBUTORS — 1.0%
CMST Development Co., Ltd. Class A	2,700	3,416
Shandong Hiking International Co., Ltd. Class A (a)	1,800	5,724
Shanghai Lansheng Corp. Class A	600	2,242

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	$1,994
Sinochem International Corp. Class A	2,100	3,358
Tianjin Teda Co., Ltd. Class A	4,500	3,709

		20,443

TRANSPORTATION INFRASTRUCTURE — 1.9%
Dalian Port PDA Co., Ltd. Class A	7,130	3,207
Fujian Expressway Development Co., Ltd. Class A	9,700	5,419
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	3,135
Hubei Chutian Expressway Co., Ltd. Class A	6,400	5,414
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	3,157
Shanghai International Port Group Co., Ltd. Class A	3,700	3,167
Shenzhen Chiwan Wharf Holdings, Ltd. Class A	1,500	4,592
TangShan Port Group Co., Ltd. Class A	5,040	3,218
Xiandai Investment Co., Ltd. Class A	3,200	4,146
Yingkou Port Liability Co., Ltd. Class A	5,100	2,768
Zhangjiagang Freetrade Science and Technology Co., Ltd. Class A	3,600	2,842

		41,065

WATER UTILITIES — 0.6%
Beijing Capital Co., Ltd. Class A	4,600	2,844
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	3,019
Guangdong Golden Dragon Development, Inc. Class A	900	3,066

Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,484

		12,413

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
China United Network Communications, Ltd. Class A	11,100	12,031

TOTAL COMMON STOCKS (Cost $2,452,645)		2,158,270

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $275)	275	275

TOTAL INVESTMENTS — 99.9% (Cost $2,452,920)		2,158,545
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,277

NET ASSETS — 100.0%		$2,160,822

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$23,926	$—	$—	$23,926
Air Freight & Logistics	11,482	—	—	11,482
Airlines	22,877	—	—	22,877
Auto Components	43,032	—	—	43,032
Automobiles	23,394	—	—	23,394
Banks	225,202	—	—	225,202
Beverages	93,345	2,515	—	95,860
Biotechnology	15,352	—	—	15,352
Building Products	5,442	—	—	5,442
Capital Markets	106,033	4,767	—	110,800
Chemicals	101,255	8,876	—	110,131
Commercial Services & Supplies	23,665	—	—	23,665
Communications Equipment	22,161	2,415	—	24,576
Construction & Engineering	77,616	4,132	—	81,748
Construction Materials	12,192	2,938	—	15,130
Containers & Packaging	16,014	4,079	—	20,093
Distributors	1,553	—	—	1,553
Diversified Consumer Services	10,475	—	—	10,475

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Financial Services	$6,748	$—	$—	$6,748
Diversified Telecommunication Services	5,260	—	—	5,260
Electric Utilities	4,225	—	—	4,225
Electrical Equipment	62,276	22,087	—	84,363
Electronic Equipment, Instruments & Components	73,119	4,405	—	77,524
Energy Equipment & Services	13,793	4,124	—	17,917
Food & Staples Retailing	6,546	—	—	6,546
Food Products	60,652	3,136	—	63,788
Health Care Equipment & Supplies	1,862	—	—	1,862
Health Care Providers & Services	8,092	—	—	8,092
Hotels, Restaurants & Leisure	13,569	—	—	13,569
Household Durables	45,507	—	—	45,507
Independent Power Producers & Energy Traders	58,729	—	—	58,729
Industrial Conglomerates	2,694	—	—	2,694
Insurance	47,542	—	—	47,542
Internet Software & Services	7,889	—	—	7,889
IT Services	17,164	—	—	17,164
Leisure Equipment & Products	2,622	—	—	2,622
Life Sciences Tools & Services	—	2,862	—	2,862
Machinery	109,102	—	—	109,102
Media	35,964	8,050	—	44,014
Metals & Mining	105,753	10,106	—	115,859
Multiline Retail	33,816	—	—	33,816
Oil, Gas & Consumable Fuels	51,685	—	—	51,685
Paper & Forest Products	14,898	—	—	14,898
Pharmaceuticals	113,247	—	—	113,247
Real Estate Management & Development	115,394	13,745	—	129,139
Road & Rail	11,373	—	—	11,373
Semiconductors & Semiconductor Equipment	19,322	2,280	—	21,602
Software	27,291	1,894	—	29,185
Specialty Retail	9,121	2,626	—	11,747
Technology Hardware, Storage & Peripherals	11,658	—	—	11,658
Textiles, Apparel & Luxury Goods	35,352	—	—	35,352
Trading Companies & Distributors	14,719	5,724	—	20,443
Transportation Infrastructure	41,065	—	—	41,065
Water Utilities	12,413	—	—	12,413
Wireless Telecommunication Services	12,031	—	—	12,031
Short-Term Investment	275	—	—	275

TOTAL INVESTMENTS	$2,047,784	$110,761	$—	$2,158,545

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
Street Institutional Liquid Reserves Fund, Premier Class	338	$338	1	339	—	$—	$—
Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,412	1,137	275	275	1

TOTAL		$338				$275	$1

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 8.6%
Ambev SA ADR	369,758	$2,129,806
B2W Cia Digital (a)	5,628	21,892
Banco Bradesco SA Preference Shares ADR	286,639	2,935,183
Banco do Brasil SA	68,437	727,922
Banco Pan SA Preference Shares (a)	29,309	20,217
Banco Santander Brasil SA	1,617	14,082
BB Seguridade Participacoes SA	45,394	417,488
BM&FBovespa SA	145,243	882,451
BR Malls Participacoes SA (a)	69,538	317,361
Bradespar SA Preference Shares	37,811	260,692
Brasil Brokers Participacoes SA (a)	12,798	6,933
Braskem SA Preference Shares ADR (b)	14,626	297,639
BRF SA ADR	41,615	509,784
CCR SA	40,792	231,908
Centrais Eletricas Brasileiras SA ADR (a)	46,851	254,401
Cia Brasileira de Distribuicao ADR	18,507	355,334
Cia de Saneamento Basico do Estado de Sao Paulo	59,524	610,998
Cia Energetica de Minas Gerais ADR (b)	104,510	343,838
Cia Energetica de Sao Paulo Class B, Preference Shares	4,208	25,580
Cia Hering	3,358	19,006
Cia Siderurgica Nacional SA ADR (a)	119,791	349,790
Cielo SA	70,315	626,976
Cosan Logistica SA (a)	3,855	8,196
Cosan SA Industria e Comercio	14,950	182,981
CPFL Energia SA	10,993	89,226
Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,113	175,617
Duratex SA	32,179	93,245
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	2,616	11,478
Embraer SA.	64,326	352,330
Engie Brasil Energia SA (c)	20,937	235,751
Estacio Participacoes SA	18,115	90,548
Eternit SA (a)	15,022	6,198
Fibria Celulose SA ADR	23,047	210,650
GAEC Educacao SA	2,159	9,112
Gafisa SA	661	5,671
Gerdau SA ADR	89,205	307,757
Hypermarcas SA	3,907	35,687
Itau Unibanco Holding SA Preference Shares ADR	284,699	3,436,317
Itausa — Investimentos Itau SA (a) (c)	35,808	102,068
Itausa — Investimentos Itau SA (c)	6,132	18,348
Itausa — Investimentos Itau SA Preference Shares (a)	381,819	1,142,469
JBS SA	29,718	95,567
Kepler Weber SA	1,648	12,457
Klabin SA	12,266	58,530
Kroton Educacional SA	89,757	375,430
Log-in Logistica Intermodal SA (a)	2,028	2,159
Lojas Americanas SA Preference Shares	79,923	411,830

Lojas Renner SA	103,612	907,231
Magnesita Refratarios SA (a)	3,975	31,575
Marcopolo SA Preference Shares	30,595	25,247
Metalurgica Gerdau SA Preference Shares (a)	118,835	185,273
Mills Estruturas e Servicos de Engenharia SA (a)	6,731	7,929
MMX Mineracao e Metalicos SA (a)	3,233	4,979
MRV Engenharia e Participacoes SA	7,423	33,574
Natura Cosmeticos SA	23,016	210,301
Oi SA ADR (a)	209	1,361
PDG Realty SA Empreendimentos e Participacoes (a)	2,744	1,910
Petroleo Brasileiro SA ADR (a)	79,812	773,378
Petroleo Brasileiro SA Preference Shares ADR (a)	179,194	1,652,169
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	2,339	7,669
Prumo Logistica SA (a)	2,829	8,260
Qualicorp SA	6,492	42,224
Raia Drogasil SA	4,983	92,081
Restoque Comercio e Confeccoes de Roupas SA (a)	8,732	12,239
Rodobens Negocios Imobiliarios SA	7,411	13,935
Rossi Residencial SA (a)	9,636	22,763
Rumo SA (a)	4,970	13,384
Suzano Papel e Celulose SA Class A, Preference Shares	6,586	27,506
T4F Entretenimento SA	11,987	24,201
Telefonica Brasil SA ADR	16,557	245,871
Telefonica Brasil SA Preference Shares	53,989	794,969
Tim Participacoes SA ADR	18,550	296,429
TOTVS SA	4,712	41,184
Ultrapar Participacoes SA	21,988	496,002
Usinas Siderurgicas de Minas Gerais SA ADR (b)	64,247	88,018
Vale SA ADR	107,302	1,019,369
Vale SA Preference Shares ADR	155,893	1,399,919
WEG SA	97,181	532,591

		27,842,444

CHILE — 1.8%
AntarChile SA	25,187	291,012
Empresas COPEC SA	61,642	667,732
Empresas Iansa SA	601,288	16,982
Enel Americas SA ADR	73,803	766,813
Enel Chile SA ADR	52,950	291,225
Enel Generacion Chile SA ADR	13,780	306,467
Enjoy SA	276,399	18,619
Latam Airlines Group SA ADR	40,968	519,065
Multiexport Foods SA (a)	276,826	114,141
Parque Arauco SA	415,260	1,096,313
SACI Falabella	153,479	1,286,493
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,822	62,301
Vina Concha y Toro SA ADR (b)	9,051	307,734

		5,744,897

CHINA — 28.7%
21Vianet Group, Inc. ADR (a)	1,057	5,803

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

3SBio, Inc. (a) (b) (d)	47,000	$58,058
500.com, Ltd. Class A, ADR (a)	604	8,100
58.com, Inc. ADR (a)	755	26,719
AAC Technologies Holdings, Inc.	79,492	930,296
Agile Group Holdings, Ltd.	328,999	284,908
Agricultural Bank of China, Ltd. Class H	1,810,000	833,790
Air China, Ltd. Class H	219,744	177,854
Alibaba Group Holding, Ltd. ADR (a)	78,500	8,464,655
Aluminum Corp. of China, Ltd. Class H (a)	510,000	249,373
Angang Steel Co., Ltd. Class H (a) (b)	104,640	74,459
Anhui Conch Cement Co., Ltd. Class H	176,635	600,034
Anhui Expressway Co., Ltd. Class H	8,000	6,331
ANTA Sports Products, Ltd.	50,000	138,326
Anton Oilfield Services Group (a)	76,000	8,997
Autohome, Inc. ADR (a)	2,267	72,023
AVIC International Holding HK, Ltd. (a)	226,000	13,086
AVIC International Holdings, Ltd. Class H	100,000	49,797
AviChina Industry & Technology Co., Ltd. Class H	159,000	110,276
BAIC Motor Corp., Ltd. Class H (d)	6,500	7,385
Baidu, Inc. ADR (a)	20,476	3,532,520
BAIOO Family Interactive, Ltd. (d)	210,000	16,213
Bank of China, Ltd. Class H	5,171,900	2,568,814
Bank of Communications Co., Ltd. Class H	1,467,864	1,140,822
Baoxin Auto Group, Ltd. (a)	3,158	1,601
BBMG Corp. Class H	51,000	21,197
Beijing Capital International Airport Co., Ltd. Class H	306,000	366,184
Beijing Capital Land, Ltd. Class H	28,000	12,646
Beijing Enterprises Holdings, Ltd.	42,500	219,842
Beijing Enterprises Water Group, Ltd. (a)	330,000	244,586
Beijing Jingneng Clean Energy Co., Ltd. Class H	82,000	25,007
Belle International Holdings, Ltd.	367,000	238,480
Biostime International Holdings, Ltd. (a)	5,000	16,631
Bitauto Holdings, Ltd. ADR (a)	1,359	34,804
BOE Technology Group Co., Ltd. Class B	55,300	19,853
Boer Power Holdings, Ltd. (b)	7,000	2,351
Boyaa Interactive International, Ltd. (a) (b)	37,000	19,996
Brilliance China Automotive Holdings, Ltd.	218,000	364,666
Byd Co., Ltd. Class H (a) (b)	44,000	244,020
BYD Electronic International Co., Ltd.	42,500	59,062
C.banner International Holdings, Ltd. (a)	12,000	4,478
Cabbeen Fashion, Ltd.	61,000	17,347
CAR, Inc. (a) (b)	52,000	48,778
CGN Mining Co., Ltd. (a)	190,000	18,825
CGN Power Co., Ltd. Class H (d)	675,000	208,454
Changyou.com, Ltd. ADR (a)	453	12,702

Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,359
Chaowei Power Holdings, Ltd.	48,000	32,117
Cheetah Mobile, Inc. ADR (a) (b)	755	8,109
China Aerospace International Holdings, Ltd.	110,000	14,579
China Agri-Industries Holdings, Ltd. (a)	94,000	47,293
China Aircraft Leasing Group Holdings, Ltd.	6,500	8,046
China Aoyuan Property Group, Ltd.	59,000	17,765
China Biologic Products, Inc. (a)	1,140	114,148
China Child Care Corp., Ltd. (a)	101,000	5,783
China Cinda Asset Management Co., Ltd. Class H	845,000	328,366
China CITIC Bank Corp., Ltd. Class H	789,000	522,853
China Coal Energy Co., Ltd. Class H (a)	510,000	257,248
China Communications Construction Co., Ltd. Class H	360,241	508,041
China Communications Services Corp., Ltd. Class H	98,000	64,186
China Conch Venture Holdings, Ltd.	107,700	211,478
China Construction Bank Corp. Class H	6,893,280	5,543,717
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	141,000	14,515
China Distance Education Holdings, Ltd. ADR	906	9,241
China Dongxiang Group Co., Ltd.	55,000	10,545
China Eastern Airlines Corp., Ltd. Class H (b)	90,000	53,272
China Electronics Corp. Holdings Co., Ltd. (b)	80,000	16,470
China Energine International Holdings, Ltd. (a)	180,000	17,140
China Everbright International, Ltd.	190,000	255,729
China Everbright, Ltd.	24,000	48,423
China Evergrande Group (b)	295,000	273,306
China Fangda Group Co., Ltd. Class B	166,300	173,757
China Financial Services Holdings, Ltd.	128,000	11,859
China Foods, Ltd.	16,000	6,526
China Galaxy Securities Co., Ltd. Class H	205,900	189,964
China Hanking Holdings, Ltd. (a)	64,000	10,706
China Harmony New Energy Auto Holding, Ltd.	7,000	2,936
China Hongqiao Group, Ltd. (c)	24,500	22,225
China Huarong Energy Co., Ltd. (a)	74,400	4,117
China Huishan Dairy Holdings Co., Ltd. (b) (c)	310,600	16,786
China Huiyuan Juice Group, Ltd. (a)	31,000	9,693
China International Marine Containers Group Co., Ltd. Class H	14,800	25,290
China Lesso Group Holdings, Ltd.	50,000	42,270
China Life Insurance Co., Ltd. Class H	546,260	1,676,420
China Lodging Group, Ltd. ADR (a)	1,359	84,326
China Longyuan Power Group Corp., Ltd. Class H	160,000	124,352
China Machinery Engineering Corp. Class H	14,000	10,268

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

China Medical System Holdings, Ltd.	109,000	$193,273
China Mengniu Dairy Co., Ltd.	294,620	610,356
China Merchants Bank Co., Ltd. Class H	358,923	949,092
China Merchants China Direct Investments, Ltd.	4,000	5,981
China Merchants Port Holdings Co., Ltd.	115,826	339,065
China Minsheng Banking Corp., Ltd. Class H	434,900	464,475
China Mobile, Ltd.	405,366	4,436,258
China Modern Dairy Holdings, Ltd. (a)	3,000	679
China Molybdenum Co., Ltd. Class H	141,000	49,894
China National Accord Medicines Corp., Ltd. Class B	4,500	26,514
China National Building Material Co., Ltd. Class H	102,000	65,624
China National Materials Co., Ltd.	59,000	19,435
China Oilfield Services, Ltd. Class H	213,723	205,156
China Overseas Grand Oceans Group, Ltd. (a)	46,000	24,268
China Overseas Land & Investment, Ltd.	411,200	1,174,630
China Pacific Insurance Group Co., Ltd. Class H	174,000	628,025
China Petroleum & Chemical Corp. Class H	2,019,200	1,636,873
China Power International Development, Ltd.	510,000	189,655
China Power New Energy Development Co., Ltd.	21,000	13,187
China Railway Construction Corp., Ltd. Class H	182,990	259,480
China Railway Group, Ltd. Class H	416,487	372,462
China Rare Earth Holdings, Ltd. (a)	115,200	8,894
China Resources Beer Holdings Co., Ltd. (a)	124,625	283,519
China Resources Gas Group, Ltd.	24,000	84,926
China Resources Land, Ltd.	230,222	622,102
China Resources Power Holdings Co., Ltd.	210,432	379,625
China Sanjiang Fine Chemicals Co., Ltd.	46,000	15,922
China Shenhua Energy Co., Ltd. Class H	350,056	812,586
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	4,323
China South City Holdings, Ltd.	112,000	23,059
China Southern Airlines Co., Ltd. Class H	102,000	70,612
China State Construction International Holdings, Ltd.	88,000	157,396
China Taiping Insurance Holdings Co., Ltd. (a)	80,835	195,756
China Telecom Corp., Ltd. Class H	1,329,615	648,426
China Travel International Investment Hong Kong, Ltd.	520,000	157,241
China Unicom Hong Kong, Ltd.	413,668	553,580
China Vanke Co., Ltd. Class H	81,600	220,498

China Yurun Food Group, Ltd. (a) (b)	12,000	1,822
China ZhengTong Auto Services Holdings, Ltd.	24,500	14,722
ChinaCache International Holdings, Ltd. ADR (a) (b)	1,359	2,120
Chinasoft International, Ltd. (a)	88,000	50,616
Chongqing Changan Automobile Co., Ltd. Class B	74,800	103,949
Chongqing Machinery & Electric Co., Ltd. Class H	84,000	10,593
CIFI Holdings Group Co., Ltd.	26,000	10,104
CIMC Enric Holdings, Ltd.	10,000	6,279
CITIC Resources Holdings, Ltd. (a)	108,000	14,175
CITIC Securities Co., Ltd. Class H	120,500	248,086
CITIC Telecom International Holdings, Ltd.	53,000	16,095
CITIC, Ltd.	460,000	655,832
CNOOC, Ltd.	1,320,603	1,576,941
Cogobuy Group (a) (b) (d)	37,000	52,276
Colour Life Services Group Co., Ltd.	42,000	27,022
Comtec Solar Systems Group, Ltd. (a)	188,000	7,257
Coolpad Group, Ltd. (a)	253,600	23,495
COSCO SHIPPING Development Co., Ltd. Class H (a)	606,117	135,707
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	188,000	106,198
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	307,425	140,826
COSCO SHIPPING Ports, Ltd.	208,295	229,965
Cosmo Lady China Holdings Co., Ltd. (b) (d)	44,000	13,192
Country Garden Holdings Co., Ltd.	399,466	359,296
Credit China Fintech Holdings, Ltd. (a) (b)	313,618	42,373
CRRC Corp., Ltd. Class H	299,000	290,478
CSG Holding Co., Ltd. Class B	10,600	7,802
Ctrip.com International, Ltd. ADR (a)	23,839	1,171,687
Daqo New Energy Corp. ADR (a)	906	17,006
Datang International Power Generation Co., Ltd. Class H	612,000	184,273
Dazhong Transportation Group Co., Ltd. Class B	105,750	74,871
Dongfang Electric Corp., Ltd. Class H	20,400	19,267
Dongfeng Motor Group Co., Ltd. Class H	404,000	453,827
E-Commodities Holdings, Ltd. (a)	6,500	920
Fang Holdings, Ltd. ADR (a) (b)	12,536	40,867
Fanhua, Inc. ADR (a)	2,871	24,777
Fantasia Holdings Group Co., Ltd.	76,500	12,403
Far East Horizon, Ltd.	152,000	142,778
Fufeng Group, Ltd.	44,000	35,442
Future Land Holdings Co., Ltd. Class A	59,871	133,610
Geely Automobile Holdings, Ltd.	215,000	329,216
GF Securities Co., Ltd. Class H	119,600	250,542
Goldpac Group, Ltd.	37,000	11,950
GOME Electrical Appliances Holding, Ltd.	767,000	104,616
Goodbaby International Holdings, Ltd.	40,000	19,404

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Great Wall Motor Co., Ltd. Class H	247,250	$281,562
Greatview Aseptic Packaging Co., Ltd.	10,000	5,005
Greentown China Holdings, Ltd. (a) (b)	45,500	43,325
Guangdong Electric Power Development Co., Ltd. Class B	144,640	67,932
Guangdong Investment, Ltd.	410,000	584,546
Guangshen Railway Co., Ltd. Class H	408,000	246,748
Guangzhou Automobile Group Co., Ltd. Class H	224,636	359,579
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	17,680
Guangzhou R&F Properties Co., Ltd. Class H	183,600	286,805
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	46,000	3,137
Guotai Junan International Holdings, Ltd.	144,000	46,694
Haichang Ocean Park Holdings, Ltd. (a) (d)	59,000	13,134
Haitian International Holdings, Ltd.	5,000	11,632
Haitong Securities Co., Ltd. Class H	183,600	310,430
Hangzhou Steam Turbine Co., Ltd. Class B (a)	31,200	32,479
Harbin Electric Co., Ltd. Class H	102,000	58,799
Hengan International Group Co., Ltd.	53,000	394,184
HNA Infrastructure Co., Ltd.	38,000	33,690
Honghua Group, Ltd. (a)	14,000	1,459
Honworld Group, Ltd. (b) (d)	21,500	12,892
Hopson Development Holdings, Ltd.	26,000	23,921
Huadian Fuxin Energy Corp., Ltd. Class H	74,000	16,568
Huadian Power International Corp., Ltd. Class H	283,308	120,665
Huaneng Power International, Inc. Class H	408,000	272,473
Huaneng Renewables Corp., Ltd. Class H	200,000	69,227
Huangshan Tourism Development Co., Ltd. Class B	70,032	106,169
Huatai Securities Co., Ltd. Class H (d)	50,400	98,057
Huayi Tencent Entertainment Co., Ltd. (a) (b)	110,000	5,520
Industrial & Commercial Bank of China, Ltd. Class H	5,572,590	3,642,637
Inner Mongolia Yitai Coal Co., Ltd. Class B	37,536	41,703
Intime Retail Group Co., Ltd.	102,500	128,727
JA Solar Holdings Co., Ltd. ADR (a)	1,662	10,869
JD.com, Inc. ADR (a)	61,010	1,898,021
Jiangnan Group, Ltd. (b)	80,000	11,015
Jiangsu Expressway Co., Ltd. Class H	284,000	407,829
Jiangxi Copper Co., Ltd. Class H	104,000	161,925
JinkoSolar Holding Co., Ltd. ADR (a) (b)	1,057	17,514
Jumei International Holding, Ltd. ADR (a)	604	2,229
Kama Co., Ltd. Class B (a)	9,500	9,538
Kingdee International Software Group Co., Ltd. (a) (b)	116,000	47,914

Kingsoft Corp., Ltd.	48,000	132,175
Konka Group Co., Ltd. Class B (a)	1,069,000	375,522
Kunlun Energy Co., Ltd.	510,000	472,496
KWG Property Holding, Ltd.	100,412	72,743
Lao Feng Xiang Co., Ltd. Class B	13,730	48,371
Lenovo Group, Ltd.	714,000	470,396
Li Ning Co., Ltd. (a)	147,333	86,449
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	6,357
Lifetech Scientific Corp. (a)	100,000	25,220
Livzon Pharmaceutical Group, Inc. Class H	5,720	33,673
Luye Pharma Group, Ltd.	47,000	28,424
Maanshan Iron & Steel Co., Ltd. Class H (a)	306,000	110,249
Metallurgical Corp. of China, Ltd. Class H	104,000	39,611
Minth Group, Ltd.	18,000	72,496
MOBI Development Co., Ltd.	147,000	26,103
Momo, Inc. ADR (a) (b)	1,208	41,157
NetEase, Inc. ADR	7,030	1,996,520
New China Life Insurance Co., Ltd. Class H	49,100	233,764
New Oriental Education & Technology
Group, Inc. ADR (a)	8,404	507,434
Noah Holdings, Ltd. ADS (a) (b)	906	22,994
NQ Mobile, Inc. Class A, ADR (a)	2,723	11,355
Ourgame International Holdings, Ltd. (a) (b)	38,000	14,376
Ozner Water International Holding, Ltd. (a) (b) (d)	56,000	14,268
Pacific Online, Ltd.	37,000	8,998
Parkson Retail Group, Ltd. (b)	127,134	15,868
People’s Insurance Co. Group of China, Ltd. Class H	364,000	150,818
PetroChina Co., Ltd. Class H	1,568,970	1,148,741
PICC Property & Casualty Co., Ltd. Class H	517,506	797,751
Ping An Insurance Group Co. of China, Ltd. Class H	354,000	1,981,471
Poly Culture Group Corp., Ltd. Class H	4,500	10,759
Poly Property Group Co., Ltd. (a)	63,000	26,265
PW Medtech Group, Ltd. (a)	41,000	10,077
ReneSola, Ltd. ADR (a) (b)	2,508	6,019
Renhe Commercial Holdings Co., Ltd. (a) (b)	1,115,000	27,977
Semiconductor Manufacturing International Corp. (a)(b)	186,400	230,736
Shandong Airlines Co., Ltd. Class B	4,100	9,127
Shandong Chenming Paper Holdings, Ltd. Class B	20,000	23,419
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	8,000	16,820
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	164,000	117,331
Shanghai Baosight Software Co., Ltd. Class B	5,500	8,316
Shanghai Electric Group Co., Ltd. Class H (a) (b)	426,077	211,078

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	20,000	$73,602
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	11,262
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	6,578
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	97,048	58,229
Shanghai Huayi Group Corp., Ltd. Class B	200	186
Shanghai Industrial Urban Development Group, Ltd.	26,000	5,989
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	7,386
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	55,882	80,805
Shanghai Jinjiang International Travel Co., Ltd. Class B	3,500	10,255
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	74,466	107,752
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	35,440	55,924
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	20,500	53,680
Shanghai Prime Machinery Co., Ltd. Class H	82,000	16,882
Shengjing Bank Co., Ltd. Class H (d)	44,300	40,586
Shenwan Hongyuan HK, Ltd.	10,000	4,272
Shenzhen Expressway Co., Ltd. Class H	176,482	159,870
Shenzhen International Holdings, Ltd.	50,310	82,474
Shenzhen Investment, Ltd.	128,870	57,707
Shenzhou International Group Holdings, Ltd.	37,000	233,526
Shougang Concord International Enterprises Co., Ltd. (a)	278,000	9,122
Shunfeng International Clean Energy, Ltd. (a)	84,000	5,512
Silver Grant International Industries, Ltd. (a)	88,000	12,456
SINA Corp. (a)	5,903	425,724
Sino-Ocean Group Holding, Ltd.	394,480	185,273
Sinofert Holdings, Ltd.	76,000	10,757
SinoMedia Holding, Ltd.	38,000	8,801
Sinopec Oilfield Service Corp. Class H (a) (b)	94,000	18,506
Sinopec Shanghai Petrochemical Co., Ltd. Class H	406,600	225,496
Sinopharm Group Co., Ltd. Class H	64,000	296,880
Sinosoft Technology Group, Ltd. (b)	51,600	17,861
Sinotrans, Ltd. Class H	461,300	215,469
Sinovac Biotech, Ltd. (a)	8,116	46,424
SITC International Holdings Co., Ltd.	42,000	28,859
SOHO China, Ltd.	31,500	16,862
SPT Energy Group, Inc. (a)	20,000	1,673
Sunac China Holdings, Ltd.	102,000	132,299
Sunny Optical Technology Group Co., Ltd.	47,000	343,512
Synertone Communication Corp. (a)	54,400	1,071

TCL Multimedia Technology Holdings, Ltd. (a) (b)	25,000	13,447
Tencent Holdings, Ltd.	406,467	11,652,943
Tian Ge Interactive Holdings, Ltd. (d)	44,000	34,706
Tiangong International Co., Ltd.	88,000	9,851
Tianneng Power International, Ltd.	76,000	69,042
Tingyi Cayman Islands Holding Corp.	286,000	359,179
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	17,783
TravelSky Technology, Ltd. Class H	201,841	476,845
Trigiant Group, Ltd.	22,000	3,340
Uni-President China Holdings, Ltd.	45,000	31,673
Universal Health International Group Holding, Ltd. (a)	42,000	1,486
V1 Group, Ltd. (a)	316,200	10,782
Vipshop Holdings, Ltd. ADR (a)	20,710	276,271
Want Want China Holdings, Ltd. (b)	563,000	389,750
Weibo Corp. ADR (a) (b)	414	21,603
Weiqiao Textile Co. Class H (c)	125,500	90,110
West China Cement, Ltd. (a) (b)	120,000	17,448
Wisdom Sports Group (a)	48,000	11,365
Xiamen International Port Co., Ltd. Class H	26,000	5,487
Xinchen China Power Holdings, Ltd. (a)	54,000	8,686
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	7,800	11,743
Xinyi Solar Holdings, Ltd. (b)	198,000	63,185
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (d)	6,500	12,646
Yanzhou Coal Mining Co., Ltd. Class H	306,000	237,823
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	11,668
Yingde Gases Group Co., Ltd. (b)	31,000	23,934
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	1,493	3,240
Yuexiu Property Co., Ltd.	714,000	121,274
Yuexiu Transport Infrastructure, Ltd.	1,258	973
YY, Inc. ADR (a)	1,810	83,459
Zhaojin Mining Industry Co., Ltd. Class H (b)	23,000	20,125
Zhejiang Expressway Co., Ltd. Class H	329,862	431,242
Zhuzhou CRRC Times Electric Co., Ltd. Class H	48,500	257,743
Zijin Mining Group Co., Ltd. Class H	539,000	199,745
ZTE Corp. Class H	102,927	188,862

		93,241,835

COLOMBIA — 0.6%
Almacenes Exito SA	10,456	55,354
Avianca Holdings SA Preference Shares	156,410	151,336
Banco Davivienda SA Preference Shares	17,585	181,813
Banco de Bogota SA	5,643	116,024
Bancolombia SA	16,345	148,320
Bancolombia SA ADR	5,891	234,874
Bolsa de Valores de Colombia	10,666,778	89,570
Celsia SA ESP	10,393	15,730
Cementos Argos SA	11,627	47,410

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cementos Argos SA Preference Shares	13,885	$52,587
Cemex Latam Holdings SA (a)	4,054	14,849
Constructora Conconcreto SA	31,560	10,764
Corp. Financiera Colombiana SA	5,445	52,985
Ecopetrol SA (a)	157,272	73,368
Empresa de Telecomunicaciones de Bogota (a)	309,806	68,409
Grupo Argos SA	4,276	29,907
Grupo Argos SA Preference Shares	17,794	118,058
Grupo Aval Acciones y Valores SA	424,881	170,327
Grupo de Inversiones Suramericana SA	6,400	86,428
Grupo de Inversiones Suramericana SA Preference Shares	6,391	84,363
Grupo Nutresa SA	5,907	49,765
Interconexion Electrica SA ESP	23,831	95,526

		1,947,767

CZECH REPUBLIC — 0.3%
CEZ A/S	21,456	370,249
Komercni banka A/S	11,330	421,519
Unipetrol A/S	15,291	138,953

		930,721

EGYPT — 0.3%
Commercial International Bank Egypt SAE	203,931	853,347
Egypt Kuwait Holding Co. SAE	79,931	53,554
Egyptian Financial Group-Hermes Holding Co. (a)	97,523	140,908
Global Telecom Holding SAE (a)	45,927	17,277
Global Telecom Holding SAE GDR (a) (c)	42,830	80,558
Orascom Telecom Media And Technology Holding SAE (a)	52,168	2,139

		1,147,783

GREECE — 0.2%
Alpha Bank AE (a)	5,017	9,015
Diana Shipping, Inc. (a)	3,659	16,905
DryShips, Inc.	1	2
Ellaktor SA (a)	259	360
Eurobank Ergasias SA (a)	4,400	2,706
FF Group (a)	1,285	24,670
Fourlis Holdings SA (a)	128	612
Frigoglass SAIC (a)	221	25
GEK Terna Holding Real Estate Construction SA (a)	316	831
Grivalia Properties REIC AE	6,958	61,024
Hellenic Exchanges — Athens Stock Exchange SA	13,201	65,230
Hellenic Telecommunications Organization SA	11,023	103,749
Intralot SA-Integrated Lottery Systems & Services (a)	29,667	38,711
JUMBO SA	4,523	71,499
Marfin Investment Group Holdings SA (a)	4,901	833
Mytilineos Holdings SA (a)	109	828
National Bank of Greece SA (a)	3,002	774
OPAP SA	13,603	127,159
Piraeus Bank SA (a)	648	118

Public Power Corp. SA (a)	4,644	14,553
Terna Energy SA	166	509
Titan Cement Co. SA	2,179	55,700

		595,813

HONG KONG — 1.2%
AGTech Holdings, Ltd. (a) (b)	56,000	10,881
Alibaba Pictures Group, Ltd. (a)	892,400	161,910
AMVIG Holdings, Ltd.	78,000	26,095
Asian Citrus Holdings, Ltd. (a) (c)	51,000	3,937
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,038,000	28,049
BEP International Holdings, Ltd.	560,000	30,985
Bosideng International Holdings, Ltd.	106,000	9,138
Carnival Group International Holdings, Ltd. (a) (b)	410,000	44,316
CGN Meiya Power Holdings Co., Ltd. (a) (d)	24,000	3,829
Chia Tai Enterprises International, Ltd. (a)	2,300	660
China All Access Holdings, Ltd.	28,000	8,287
China Animation Characters Co., Ltd. (b)	38,000	15,745
China Chengtong Development Group, Ltd. (a)	326,000	22,652
China Fiber Optic Network System Group, Ltd. (a) (c)	88,800	7,998
China Financial International Investments, Ltd. (a)	380,000	19,070
China Financial Leasing Group, Ltd. (a)	80,000	2,491
China Gas Holdings, Ltd.	180,000	289,983
China High Speed Transmission Equipment Group Co., Ltd.	5,000	5,655
China Jicheng Holdings, Ltd. (a) (b) (d)	1,479,000	37,301
China National Culture Group, Ltd. (a)	410,000	1,899
China NT Pharma Group Co., Ltd.	181,600	40,426
China Ocean Industry Group, Ltd. (a)	465,000	11,129
China Oil & Gas Group, Ltd. (a)	132,000	10,021
China Overseas Property Holdings, Ltd. (b)	62,066	11,420
China Public Procurement, Ltd. (a)	564,000	3,266
China Soft Power Technology Holdings, Ltd. (a)	168,000	3,372
China Vanguard Group, Ltd. (a)	70,000	5,945
Citychamp Watch & Jewellery Group, Ltd.	104,000	22,214
Comba Telecom Systems Holdings, Ltd.	96,117	15,707
Concord New Energy Group, Ltd.	120,000	6,099
CP Pokphand Co., Ltd.	332,000	30,758
Digital China Holdings, Ltd. (b)	61,000	53,531
Essex Bio-technology, Ltd.	62,000	31,513
Eternity Investment, Ltd. (a)	40,574	1,175
Feiyu Technology International Co., Ltd. (d)	19,500	3,011
First Shanghai Investments, Ltd.	40,000	5,816
Fullshare Holdings, Ltd.	497,000	219,994
GCL-Poly Energy Holdings, Ltd. (a) (b)	556,000	73,690
Global Bio-Chem Technology Group Co., Ltd. (a)	230,000	5,327

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Golden Meditech Holdings, Ltd. (a)	44,000	$7,134
Haier Electronics Group Co., Ltd.	45,000	103,069
Hanergy Thin Film Power Group, Ltd. (a) (e)	856,000	—
Hengdeli Holdings, Ltd. (a)	1,373,600	206,796
Hi Sun Technology China, Ltd. (a) (b)	144,000	25,385
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	283,600	14,506
Hua Hong Semiconductor, Ltd. (d)	7,000	9,818
Huabao International Holdings, Ltd. (a)	2,000	1,168
Imperial Pacific International Holdings, Ltd. (a) (b)	2,090,000	36,306
Joy City Property, Ltd.	224,000	33,147
Ju Teng International Holdings, Ltd.	80,500	33,043
Kingboard Chemical Holdings, Ltd.	99,340	366,861
Kingboard Laminates Holdings, Ltd.	54,500	70,689
Lee & Man Paper Manufacturing, Ltd.	49,000	37,452
Millennium Pacific Group Holdings, Ltd. (a)	186,000	2,657
Munsun Capital Group, Ltd. (a)	280,000	6,954
National Agricultural Holdings, Ltd. (a) (b)	72,000	11,025
Neo Telemedia, Ltd. (a)	780,000	33,121
NetDragon Websoft Holdings, Ltd.	21,000	63,907
NewOcean Energy Holdings, Ltd.	22,000	6,284
Newtree Group Holdings, Ltd. (a)	35,000	2,027
Nine Dragons Paper Holdings, Ltd.	153,000	164,389
Portico International Holdings, Ltd. (a)	24,000	10,284
Pou Sheng International Holdings, Ltd.	114,000	23,910
Qianhai Health Holdings, Ltd. (a)	59,221	693
Real Nutriceutical Group, Ltd.	97,000	6,366
Shimao Property Holdings, Ltd.	153,000	242,941
SIM Technology Group, Ltd. (a)	308,000	12,880
Sino Biopharmaceutical, Ltd.	300,000	247,057
Skyworth Digital Holdings, Ltd.	103,225	68,006
Solargiga Energy Holdings, Ltd. (a)	666,000	12,855
SSY Group, Ltd.	23,740	9,439
Sun Art Retail Group, Ltd.	81,500	76,346
Suncorp Technologies, Ltd. (a)	940,000	6,773
Tack Fiori International Group, Ltd. (a)	88,000	2,174
Tech Pro Technology Development, Ltd. (a)	286,000	5,226
Tibet Water Resources, Ltd. (b)	40,000	16,522
United Laboratories International Holdings, Ltd. (a)	12,000	7,829
Universal Medical Financial & Technical Advisory Services Co., Ltd. (d)	54,600	49,531
Vision Values Holdings, Ltd. (a)	90,000	2,953
Wanda Hotel Development Co., Ltd. (a)	57,000	5,281
Wasion Group Holdings, Ltd.	24,000	12,631
WH Group, Ltd. (d)	489,500	422,010
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,506
Xinyi Glass Holdings, Ltd.	170,000	149,624
Yip’s Chemical Holdings, Ltd.	10,000	4,323

		3,919,193

HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	7,182	492,500
OTP Bank PLC	29,005	812,977

Richter Gedeon Nyrt	24,837	565,145

		1,870,622

INDIA — 12.0%
Adani Enterprises, Ltd.	922	1,541
Adani Ports & Special Economic Zone, Ltd.	59,837	312,938
Adani Power, Ltd. (a)	2,196	1,349
Adani Transmissions, Ltd. (a)	1,112	1,099
AIA Engineering, Ltd.	895	21,885
Alok Industries, Ltd. (a)	334,316	15,188
Amtek Auto, Ltd. (a)	10,472	5,362
Anant Raj, Ltd.	83,016	61,046
Apollo Hospitals Enterprise, Ltd.	7,407	132,906
Ashok Leyland, Ltd.	44,560	58,020
Aurobindo Pharma, Ltd.	24,177	251,395
Axis Bank, Ltd.	92,333	697,883
Bajaj Hindusthan Sugar, Ltd. (a)	126,744	26,057
Balrampur Chini Mills, Ltd.	57,348	128,367
BF Investment, Ltd. (a)	14,288	36,449
Bharat Financial Inclusion, Ltd. (a)	3,810	47,432
Bharat Forge, Ltd.	1,645	26,400
Bharat Heavy Electricals, Ltd.	96,364	241,671
Bharti Airtel, Ltd.	157,382	848,411
Bharti Infratel, Ltd.	25,607	128,518
Biocon, Ltd.	3,038	52,975
Bosch, Ltd.	108	37,840
Britannia Industries, Ltd.	6,186	321,422
Cipla, Ltd.	65,782	600,684
Coal India, Ltd.	42,202	190,197
CORE Education & Technologies, Ltd. (a) (e)	9,253	—
DCB Bank, Ltd. (a)	174,606	457,791
Dewan Housing Finance Corp., Ltd.	48,733	275,542
Dr Reddy’s Laboratories, Ltd. ADR	18,436	740,205
Educomp Solutions, Ltd. (a)	21,130	3,466
Eicher Motors, Ltd.	680	267,953
Era Infra Engineering, Ltd. (a) (c)	2,941	68
Fortis Healthcare, Ltd. (a)	34,380	95,672
GAIL India, Ltd.	96,483	560,087
Gammon India, Ltd. (a)	54,100	8,040
Gateway Distriparks, Ltd.	20,571	80,085
Gitanjali Gems, Ltd.	1,811	1,839
Glenmark Pharmaceuticals, Ltd.	5,583	73,262
Godrej Consumer Products, Ltd.	5,222	134,412
Godrej Industries, Ltd.	35,395	275,376
Grasim Industries, Ltd. GDR	210	3,398
GRUH Finance, Ltd.	57,830	352,582
GTL Infrastructure, Ltd. (a)	368,150	32,600
GTL, Ltd. (a)	2,194	579
Gujarat NRE Coke, Ltd. (a)	16,365	655
Gujarat Pipavav Port, Ltd.	3,915	9,954
GVK Power & Infrastructure, Ltd. (a)	165,497	15,164
HCL Technologies, Ltd.	38,118	513,494
HDFC Bank, Ltd.	50,852	1,129,692
Hero MotoCorp, Ltd.	21,068	1,045,354
Hindalco Industries, Ltd.	67,048	201,397
Hindustan Construction Co., Ltd. (a)	20,579	12,534
Hindustan Unilever, Ltd.	90,503	1,270,749

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Housing Development & Infrastructure, Ltd. (a)	17,391	$21,948
Housing Development Finance Corp., Ltd.	137,693	3,185,164
ICICI Bank, Ltd. ADR	187,467	1,612,216
Idea Cellular, Ltd.	28,869	38,167
IDFC Bank, Ltd.	21	19
IDFC, Ltd. (a)	18	15
Indiabulls Housing Finance, Ltd.	10,665	163,872
Indiabulls Real Estate, Ltd. (a)	24,983	33,665
Indian Hotels Co., Ltd.	90,471	176,804
Infosys, Ltd. ADR	194,641	3,075,328
IRB Infrastructure Developers, Ltd.	5,416	19,717
ITC, Ltd.	178,832	771,951
ITC, Ltd. GDR	59,596	257,252
IVRCL, Ltd. (a)	14,809	1,129
Jain Irrigation Systems, Ltd.	14,339	20,724
Jaiprakash Associates, Ltd. (a)	76,738	16,249
Jet Airways India, Ltd. (a)	18,710	151,530
Jindal Steel & Power, Ltd. (a)	6,808	12,686
Kotak Mahindra Bank, Ltd.	40,169	539,546
Lanco Infratech, Ltd. (a)	34,460	1,751
Larsen & Toubro, Ltd. GDR	43,649	1,056,306
LIC Housing Finance, Ltd.	20,816	198,254
Lupin, Ltd.	12,656	281,673
Magma Fincorp, Ltd.	10,291	16,807
Mahanagar Telephone Nigam, Ltd. (a)	67,637	24,999
Mahindra & Mahindra Financial Services, Ltd.	18,761	90,981
Mahindra & Mahindra, Ltd. GDR	49,168	978,443
Marico, Ltd.	14,711	66,798
Marksans Pharma, Ltd.	14,753	10,712
Maruti Suzuki India, Ltd.	14,981	1,387,868
Mindtree, Ltd.	3,929	27,406
Monnet Ispat & Energy, Ltd. (a)	5,759	3,024
MRF, Ltd.	192	180,230
NCC, Ltd.	23,646	29,842
NTPC, Ltd.	132,211	337,985
Oil & Natural Gas Corp., Ltd.	282,465	804,744
OnMobile Global, Ltd.	5,057	7,036
Opto Circuits India, Ltd. (a)	4,757	678
Page Industries, Ltd.	241	54,264
PS IT Infrastructure & Services, Ltd. (a)	114	157
PTC India, Ltd.	60,536	87,073
Punj Lloyd, Ltd. (a)	9,293	2,769
Rajesh Exports, Ltd.	9,853	91,945
RattanIndia Infrastructure, Ltd. (a)	54,643	3,282
REI Agro, Ltd. (a)	1,399,560	8,621
Reliance Capital, Ltd.	8,329	78,897
Reliance Communications, Ltd. (a)	102,436	60,419
Reliance Industries, Ltd. GDR (d)	67,107	2,729,913
Reliance Infrastructure, Ltd.	24,484	214,412
Rolta India, Ltd. (a)	6,526	5,834
Ruchi Soya Industries, Ltd. (a)	40,433	16,905
SE Investments, Ltd.	10,341	27,471
Sharda Cropchem, Ltd.	2,622	19,691
Shree Renuka Sugars, Ltd. (a)	91,463	20,494
Shriram Transport Finance Co., Ltd.	8,648	143,567
Siemens, Ltd.	22,317	431,390

Sintex Industries, Ltd.	62,474	101,742
State Bank of India GDR	11,764	525,263
Strides Shasun, Ltd.	2,481	41,971
Sun Pharma Advanced Research Co., Ltd. (a)	2,719	13,251
Sun Pharmaceutical Industries, Ltd.	78,207	828,800
Sun TV Network, Ltd.	7,407	90,188
Suzlon Energy, Ltd. (a)	423,830	124,665
Symphony, Ltd.	1,107	26,069
Tata Communications, Ltd.	16,643	185,063
Tata Consultancy Services, Ltd.	45,377	1,699,358
Tata Elxsi, Ltd.	1,417	31,967
Tata Motors, Ltd. ADR	35,435	1,263,258
Tata Power Co., Ltd.	240,193	334,202
Tata Steel, Ltd.	34,772	258,481
Tech Mahindra, Ltd.	31,921	225,711
UltraTech Cement, Ltd.	1,706	104,689
Unitech, Ltd. (a)	141,072	12,166
United Breweries, Ltd.	5,217	61,928
United Spirits, Ltd. (a)	4,664	156,199
UPL, Ltd.	13,484	150,944
Vedanta, Ltd.	45,017	190,613
Videocon Industries, Ltd. (a)	26,836	42,795
VST Industries, Ltd.	1,941	85,744
Welspun India, Ltd.	16,718	22,592
Wipro, Ltd. ADR (b)	77,879	796,702
Wockhardt, Ltd.	2,276	25,210
Zee Entertainment Enterprises, Ltd.	40,850	336,909

		39,146,088

INDONESIA — 3.0%
Alam Sutera Realty Tbk PT (a)	658,700	17,894
Astra International Tbk PT	2,190,988	1,418,128
Bank Central Asia Tbk PT	1,446,087	1,796,011
Bank Danamon Indonesia Tbk PT	440,918	155,515
Bank Mandiri Persero Tbk PT	1,092,249	959,012
Bank Negara Indonesia Persero Tbk PT	177,100	86,055
Bank Rakyat Indonesia Persero Tbk PT	1,096,365	1,067,527
Barito Pacific Tbk PT (a)	854,300	185,919
Bekasi Fajar Industrial Estate Tbk PT	410,500	9,611
Bumi Resources Tbk PT (a)	1,115,100	27,782
Bumi Serpong Damai Tbk PT	348,700	49,326
Charoen Pokphand Indonesia Tbk PT	381,100	91,518
Ciputra Development Tbk PT	546,452	50,440
Citra Marga Nusaphala Persada Tbk PT (a)	147,941	15,987
Garuda Indonesia Persero Tbk PT (a)	1,168,400	29,987
Global Mediacom Tbk PT	56,200	2,193
Indocement Tunggal Prakarsa Tbk PT	46,100	57,428
Indofood Sukses Makmur Tbk PT	961,551	577,270
Indosat Tbk PT (a)	231,800	121,766
Japfa Comfeed Indonesia Tbk PT	100,500	11,652
Kalbe Farma Tbk PT	4,817,167	556,710
Kawasan Industri Jababeka Tbk PT (a)	447,249	11,076
Lippo Cikarang Tbk PT (a)	16,200	5,167
Lippo Karawaci Tbk PT	1,128,600	61,404
Matahari Putra Prima Tbk PT	56,400	4,677
Mayora Indah Tbk PT	808,075	129,166
Medco Energi Internasional Tbk PT (a)	603,100	158,407
Media Nusantara Citra Tbk PT	74,800	10,385

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Modernland Realty Tbk PT (a)	706,300	$15,583
Pakuwon Jati Tbk PT	497,400	22,956
Perusahaan Gas Negara Persero Tbk	1,322,900	251,168
Semen Indonesia Persero Tbk PT	75,000	50,655
Sigmagold Inti Perkasa Tbk PT (a)	1,132,600	5,695
Summarecon Agung Tbk PT	384,300	38,645
Telekomunikasi Indonesia Persero Tbk PT	3,348,000	1,037,653
Tiga Pilar Sejahtera Food Tbk (a)	542,500	89,158
Unilever Indonesia Tbk PT	55,400	180,121
United Tractors Tbk PT	232,615	462,594
XL Axiata Tbk PT (a)	71,325	16,379

		9,838,620

MALAYSIA — 2.7%
Aeon Co. M Bhd	713,190	380,325
AEON Credit Service M Bhd	9,900	35,793
AirAsia Bhd	110,800	78,615
Alliance Financial Group Bhd	425,600	392,373
Axiata Group Bhd	132,323	151,295
Berjaya Sports Toto Bhd	204,514	134,479
Bintulu Port Holdings Bhd	94	131
British American Tobacco Malaysia Bhd	4,500	46,368
Bursa Malaysia Bhd	86,593	191,364
Capitaland Malaysia Mall Trust REIT	138,800	51,123
Carlsberg Brewery Malaysia Bhd Class B	217,376	736,785
CIMB Group Holdings Bhd	148,350	186,715
Dialog Group Bhd	1,493,067	597,159
DiGi.Com Bhd	547,200	634,309
Felda Global Ventures Holdings Bhd	38,900	18,371
Genting Bhd	330,500	716,189
Genting Malaysia Bhd	94,100	115,884
Guan Chong Bhd	86,200	18,115
Hap Seng Plantations Holdings Bhd	10,900	6,379
IHH Healthcare Bhd	101,100	137,069
IOI Corp. Bhd	523,060	549,594
IOI Properties Group Bhd	471,562	220,570
Iskandar Waterfront City Bhd (a)	33,900	22,444
KLCCP Stapled Group	55,200	98,912
KNM Group Bhd (a)	449,021	30,439
KPJ Healthcare Bhd	39,220	35,892
Lingkaran Trans Kota Holdings Bhd	35,500	48,291
Magnum Bhd	314,860	151,543
Malayan Banking Bhd	253,659	511,273
Malaysian Resources Corp. Bhd (a)	582,700	223,837
MPHB Capital Bhd (a)	156,830	55,637
Naim Holdings Bhd (a)	87	30
OSK Holdings Bhd	610,206	217,857
Pavilion Real Estate Investment Trust	131,600	51,742
Pos Malaysia Bhd	103,600	107,217
Public Bank Bhd	100,100	450,116
Sapura Energy Bhd (a)	55,100	22,660
Sime Darby Bhd	118,424	248,328
SP Setia Bhd Group	31,972	25,647
SP Setia Bhd Group Series RCPs, Preference Shares	10,257	2,596
Sunway Real Estate Investment Trust	136,700	53,129
TA Enterprise Bhd	538,700	73,644

TA Global Bhd	392,356	32,360
Telekom Malaysia Bhd	69,727	101,152
Tenaga Nasional Bhd	103,700	321,492
UEM Edgenta Bhd	70,300	51,786
UEM Sunrise Bhd	435,888	125,088
UMW Holdings Bhd (a)	30,700	41,622
Unisem M Bhd	30,400	21,570
United Plantations Bhd	6,200	39,928
VS Industry Bhd	137,900	53,907
WCT Holdings Bhd	783,695	341,776

		8,960,920

MEXICO — 4.2%
Alfa SAB de CV Class A	414,317	602,750
America Movil SAB de CV Series L	2,356,681	1,661,701
Axtel SAB de CV (a) (b)	167,573	33,365
Cemex SAB de CV Series CPO (a)	1,172,012	1,054,765
Coca-Cola Femsa SAB de CV Series L	61,267	437,460
Consorcio ARA SAB de CV Series	166,500	52,335
Desarrolladora Homex SAB de CV Class C1 (a)	3,517	154
El Puerto de Liverpool SAB de CV Series C1	34,679	269,085
Fibra Uno Administracion SA de CV REIT	142,609	242,904
Fomento Economico Mexicano SAB de CV	203,451	1,793,604
Grupo Aeroportuario del Sureste SAB de CV Class B	45,040	777,349
Grupo Bimbo SAB de CV Series A	284,807	704,526
Grupo Elektra SAB de CV	5,177	121,865
Grupo Financiero Banorte SAB de CV Series O	160,324	916,446
Grupo Financiero Inbursa SAB de CV Series O	128,513	211,730
Grupo Mexico SAB de CV Series B	317,203	947,862
Grupo Televisa SAB Series CPO	190,582	981,134
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	164,071	274,321
Industrias CH SAB de CV Series B (a)	44,541	262,363
Industrias Penoles SAB de CV	15,444	396,068
Kimberly-Clark de Mexico SAB de CV Class A	253,731	547,362
Sare Holding SAB de CV Class B (a)	186,732	1,051
Telesites SAB de CV (a)	118,898	76,639
TV Azteca SAB de CV	383,049	71,183
Urbi Desarrollos Urbanos SAB de CV (a)	13,886	3,686
Wal-Mart de Mexico SAB de CV	495,383	1,135,211

		13,576,919

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	212,373	1,016,349
VEON, Ltd. ADR	42,246	172,364

		1,188,713

PERU — 0.8%
Cia de Minas Buenaventura SAA ADR (f)	27,243	328,006
Cia de Minas Buenaventura SAA ADR (f)	5,932	71,777

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Credicorp, Ltd.	7,423	$1,212,176
Southern Copper Corp. (f)	21,522	772,424
Southern Copper Corp. (f)	4,688	168,815
Volcan Cia Minera SAA Class B	454,024	122,917

		2,676,115

PHILIPPINES — 1.5%
Alliance Global Group, Inc.	207,200	52,363
Ayala Land, Inc.	1,333,180	878,158
Bank of the Philippine Islands	480,727	969,598
BDO Unibank, Inc.	403,276	945,197
Bloomberry Resorts Corp. (a)	81,000	12,834
Cebu Air, Inc.	144,570	270,555
Cebu Holdings, Inc.	735,500	75,346
D&L Industries, Inc.	219,800	55,722
DoubleDragon Properties Corp. (a)	145,820	155,919
East West Banking Corp.	82,800	33,995
Filinvest Land, Inc.	6,132,000	200,428
First Philippine Holdings Corp.	40,480	57,927
Global Ferronickel Holdings, Inc. (a)	155,333	8,854
GMA Holdings, Inc.	355,600	42,807
GT Capital Holdings, Inc.	970	22,135
JG Summit Holdings, Inc.	48,210	78,164
Megawide Construction Corp. (a)	462,388	161,271
Megaworld Corp.	663,300	44,683
Nickel Asia Corp.	55,500	6,725
PLDT, Inc.	10,220	335,269
Puregold Price Club, Inc.	31,600	27,522
San Miguel Corp.	14,040	29,101
SM Investments Corp.	16,560	230,041
SM Prime Holdings, Inc.	310,090	174,899
Top Frontier Investment Holdings, Inc. (a)	1,601	8,743
Universal Robina Corp.	23,170	75,502
Vista Land & Lifescapes, Inc.	105,378	10,669

		4,964,427

POLAND — 1.1%
Asseco Poland SA	8,610	118,003
Bank Pekao SA	15,709	523,772
Bank Zachodni WBK SA	2,323	200,817
Bioton SA (a)	108	191
Eurocash SA	808	6,508
Getin Holding SA (a)	30,826	11,204
Getin Noble Bank SA (a)	28,606	14,151
Globe Trade Centre SA (a)	26,694	56,596
Grupa Lotos SA (a)	16,691	230,147
KGHM Polska Miedz SA	16,826	491,791
LPP SA	46	78,891
mBank SA (a)	2,545	239,922
Orange Polska SA	103,012	120,381
Orbis SA	8,067	166,962
PGE Polska Grupa Energetyczna SA	58,618	168,666
Polimex-Mostostal SA (a)	1,514	3,068
Polski Koncern Naftowy Orlen SA	22,261	561,870
Powszechna Kasa Oszczednosci Bank Polski SA (a)	46,575	376,884
Powszechny Zaklad Ubezpieczen SA	29,956	263,120

		3,632,944

QATAR — 0.7%
Aamal Co. (a)	4,877	19,221
Industries Qatar QSC	4,451	134,834
Mannai Corp. QSC	2,919	64,134
Masraf Al Rayan QSC	31,677	366,698
Mazaya Qatar Real Estate Development QSC (a)	17,311	68,605
Medicare Group	2,367	62,213
National Leasing	25,456	133,184
Ooredoo QSC	8,128	215,639
Qatar Electricity & Water Co. QSC	768	46,404
Qatar Insurance Co. SAQ	7,751	149,651
Qatar National Bank QPSC	19,895	798,292
Qatari Investors Group QSC	7,869	132,263
Vodafone Qatar QSC (a)	31,525	80,867

		2,272,005

RUSSIA — 4.3%
Evraz PLC (a)	19,411	52,501
Gazprom PJSC ADR	492,157	2,199,942
LSR Group PJSC GDR	11,723	43,023
Lukoil PJSC ADR	40,132	2,125,391
Magnit PJSC GDR	13,769	525,976
Mail.Ru Group, Ltd. GDR (a)	3,453	76,311
Mechel PJSC ADR (a)	14,776	78,608
MMC Norilsk Nickel PJSC ADR (b)	58,742	923,424
Mobile TeleSystems PJSC ADR	74,758	824,581
Novatek PJSC GDR	7,756	965,622
Novolipetsk Steel PJSC GDR	3,172	63,123
Novorossiysk Commercial Sea Port PJSC GDR	4,935	39,480
Polymetal International PLC	10,698	132,636
Rosneft Oil Co. PJSC GDR	120,316	684,598
Rostelecom PJSC ADR	8,896	73,214
Sberbank of Russia PJSC ADR (f)	111,925	1,290,495
Sberbank of Russia PJSC ADR (f)	43,818	505,660
Severstal PJSC GDR	45,046	649,113
Sistema PJSC FC GDR	13,008	116,422
Surgutneftegas OJSC ADR	173,808	889,897
Tatneft PJSC ADR (f)	12,729	469,064
Tatneft PJSC ADR (f)	12,997	487,258
TMK PAO GDR	1,907	10,107
TMK PJSC GDR	2,551	13,520
VTB Bank PJSC GDR	197,967	453,147
X5 Retail Group NV GDR (a)	3,608	121,409
Yandex NV Class A (a)	9,939	217,962

		14,032,484

SOUTH AFRICA — 6.6%
Adbee Rf, Ltd. (a)	1,541	5,333
Adcock Ingram Holdings, Ltd.	8,733	40,543
Adcorp Holdings, Ltd.	50,414	61,284
African Phoenix Investments, Ltd. (a)	5,648	244
African Rainbow Minerals, Ltd.	10,752	76,225
Allied Electronics Corp., Ltd. (a)	58,750	43,377
Anglo American Platinum, Ltd. (a)	2,938	67,065
AngloGold Ashanti, Ltd. (a) (b)	25,884	276,527
ArcelorMittal South Africa, Ltd. (a)	15,518	11,492
Aspen Pharmacare Holdings, Ltd.	25,780	528,184
Aveng, Ltd. (a)	58,013	30,588

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Barclays Africa Group, Ltd.	34,869	$362,791
Barloworld, Ltd.	24,812	220,757
Bid Corp., Ltd.	9,946	192,634
Bidvest Group, Ltd.	36,379	417,462
Coronation Fund Managers, Ltd.	52,414	247,201
Discovery, Ltd.	35,736	343,028
FirstRand, Ltd. (b)	275,137	951,271
Foschini Group, Ltd.	23,849	274,778
Gold Fields, Ltd.	57,714	201,308
Grindrod, Ltd. (a)	97,620	104,109
Group Five, Ltd.	27,740	43,321
Growthpoint Properties, Ltd. REIT	77,290	149,291
Harmony Gold Mining Co., Ltd.	23,370	57,254
Impala Platinum Holdings, Ltd. (a)	41,494	139,935
Imperial Holdings, Ltd. (b)	19,158	235,747
Investec, Ltd.	21,147	144,242
Invicta Holdings, Ltd.	39,570	173,286
Kumba Iron Ore, Ltd. (a) (b)	4,115	62,271
Lewis Group, Ltd.	25,077	77,613
Massmart Holdings, Ltd.	16,325	165,785
Mediclinic International PLC	12,714	113,005
MMI Holdings, Ltd. (b)	92,816	158,446
Mr. Price Group, Ltd.	17,015	202,905
MTN Group, Ltd.	105,100	956,256
Murray & Roberts Holdings, Ltd.	69,490	79,810
Naspers, Ltd. Class N	30,195	5,213,120
Nedbank Group, Ltd.	28,206	508,008
Netcare, Ltd.	218,336	416,847
Northam Platinum, Ltd. (a)	29,199	111,907
PPC, Ltd. (a)	31,397	15,243
PSG Group, Ltd.	23,723	436,997
Rand Merchant Investment Holdings, Ltd. (b)	115,168	354,726
Remgro, Ltd.	49,273	757,317
RMB Holdings, Ltd. (b)	93,872	410,037
Sanlam, Ltd.	147,814	742,667
Sappi, Ltd.	29,477	200,335
Sasol, Ltd.	34,694	1,010,618
Shoprite Holdings, Ltd.	49,486	714,495
Sibanye Gold, Ltd.	65,431	140,048
Standard Bank Group, Ltd.	95,103	1,019,562
Sun International, Ltd.	17,259	97,823
Telkom SA SOC, Ltd.	27,940	156,341
Tiger Brands, Ltd.	20,400	609,242
Trans Hex Group, Ltd. (a)	260	79
Truworths International, Ltd. (b)	41,927	270,816
Vodacom Group, Ltd.	36,557	414,406
Wilson Bayly Holmes-Ovcon, Ltd.	24,028	288,775
Woolworths Holdings, Ltd.	85,117	443,780
Zambezi Platinum RF, Ltd. Series ZPLP, Preference Shares	7,494	30,459

		21,579,016

TAIWAN — 14.6%
Acer, Inc. (a)	290,701	137,961
Adlink Technology, Inc.	53,665	119,914
Advanced Ceramic X Corp.	4,000	39,285
Advanced Semiconductor Engineering, Inc.	. 637,117	813,654
Advanced Wireless Semiconductor Co.	13,000	26,135

Advancetek Enterprise Co., Ltd.	281,694	187,997
Advantech Co., Ltd.	5,000	41,855
AGV Products Corp. (a)	516,415	128,327
Airmate Cayman International Co., Ltd. (a)	11,000	10,513
APCB, Inc. (a)	100,000	104,144
Asustek Computer, Inc.	54,340	537,266
AU Optronics Corp. ADR	106,424	406,540
Audix Corp.	63,600	87,092
Bank of Kaohsiung Co., Ltd.	162,390	52,716
Basso Industry Corp.	264,900	804,936
Biostar Microtech International Corp. (a)	201,000	63,263
C Sun Manufacturing, Ltd. (a)	98,000	69,441
Carnival Industrial Corp. (a)	203,000	37,131
Catcher Technology Co., Ltd.	56,000	553,679
Cathay Financial Holding Co., Ltd.	514,541	825,843
Cathay No 1 REIT	142,000	70,339
Center Laboratories, Inc. (a)	62,238	124,097
Chailease Holding Co., Ltd.	53,608	125,264
Champion Building Materials Co., Ltd. (a)	145,000	39,234
Chang Hwa Commercial Bank, Ltd.	817,396	498,371
Chang Wah Electromaterials, Inc.	7,431	39,919
Charoen Pokphand Enterprise	468,060	836,083
Chen Full International Co., Ltd.	12,000	20,209
Cheng Loong Corp.	53,000	26,550
Cheng Shin Rubber Industry Co., Ltd.	41,850	86,479
China Airlines, Ltd.	198,000	68,844
China Chemical & Pharmaceutical Co., Ltd.	154,000	96,432
China Development Financial Holding Corp.	1,237,945	339,856
China Steel Chemical Corp.	59,595	231,761
China Steel Corp.	800,451	667,427
Chipbond Technology Corp.	39,000	62,338
Chlitina Holding, Ltd.	2,000	9,492
Chong Hong Construction Co., Ltd.	7,717	18,820
Chung Hwa Pulp Corp.	199,794	72,431
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	57,000	50,909
Chunghwa Telecom Co., Ltd.	254,457	863,774
CMC Magnetics Corp. (a)	240,933	31,444
Coland Holdings, Ltd.	11,938	17,882
Compal Electronics, Inc.	511,774	333,958
Coxon Precise Industrial Co., Ltd.	10,000	10,349
CTBC Financial Holding Co., Ltd.	1,406,527	869,157
Da-Li Development Co., Ltd.	139,536	109,909
Delta Electronics, Inc.	203,167	1,088,066
Dimerco Express Corp.	266,000	208,206
E.Sun Financial Holding Co., Ltd.	161,800	98,384
Eclat Textile Co., Ltd.	8,681	86,975
Elan Microelectronics Corp.	2,000	2,551
Elite Advanced Laser Corp.	9,600	47,775
Elite Material Co., Ltd.	13,000	50,556
Elite Semiconductor Memory Technology, Inc.	158,750	178,932
Epistar Corp. (a)	58,180	61,262
Etron Technology, Inc. (a)	12,445	5,024

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Eva Airways Corp	134,021	$71,113
Excelsior Medical Co., Ltd.	45,344	68,817
Far Eastern New Century Corp.	558,850	484,395
Feng TAY Enterprise Co., Ltd.	15,747	62,796
Flytech Technology Co., Ltd.	8,854	29,326
Formosa Chemicals & Fibre Corp.	264,243	822,099
Formosa Plastics Corp.	415,714	1,239,915
Founding Construction & Development Co., Ltd.	440,677	230,922
Foxconn Technology Co., Ltd.	140,223	427,474
Fubon Financial Holding Co., Ltd.	653,903	1,066,761
Fullerton Technology Co., Ltd.	50,000	41,608
Fwusow Industry Co., Ltd.	199,627	109,213
Giant Manufacturing Co., Ltd.	45,302	267,997
Grape King Bio, Ltd.	46,664	293,741
Great Wall Enterprise Co., Ltd.	52,300	49,641
HannStar Display Corp. (a)	138,500	38,114
Himax Technologies, Inc. ADR	5,154	47,004
Hiwin Technologies Corp.	9,361	58,771
Hocheng Corp.	297,000	94,652
Hon Hai Precision Industry Co., Ltd.	1,047,495	3,141,536
Hong TAI Electric Industrial	193,000	62,526
Hota Industrial Manufacturing Co., Ltd.	9,574	40,072
Hotai Motor Co., Ltd.	45,433	532,304
HTC Corp. (a)	95,198	243,152
Hua Nan Financial Holdings Co., Ltd.	832,984	465,324
Hung Sheng Construction, Ltd.	105,000	65,576
Ibase Technology, Inc.	158,290	335,439
Innolux Corp.	399,820	165,370
Iron Force Industrial Co., Ltd.	6,000	34,506
Janfusun Fancyworld Corp. (a)	598,112	58,545
KEE TAI Properties Co., Ltd.	103,000	39,038
Kenda Rubber Industrial Co., Ltd.	4,766	7,917
Kerry TJ Logistics Co., Ltd.	94,000	132,748
Kindom Construction Corp.	59,000	42,487
Kung Long Batteries Industrial Co., Ltd.	9,000	46,717
Kuoyang Construction Co., Ltd.	60,225	25,803
Kwong Fong Industries Corp.	35,974	35,509
Land Mark Optoelectronics Corp.	2,600	25,321
Largan Precision Co., Ltd.	4,000	630,139
Leofoo Development Co., Ltd.	198,645	55,517
Li Cheng Enterprise Co., Ltd.	7,440	19,665
Lite-On Technology Corp.	265,265	457,225
Long Bon International Co., Ltd.	11,000	5,909
Long Chen Paper Co., Ltd.	1,455,932	1,254,762
Makalot Industrial Co., Ltd.	4,139	16,983
MediaTek, Inc.	94,329	668,394
Medigen Biotechnology Corp. (a)	5,248	10,378
Mega Financial Holding Co., Ltd.	598,333	483,123
Merida Industry Co., Ltd.	2,100	11,108
Merry Electronics Co., Ltd.	13,356	71,748
Mosel Vitelic, Inc. (a)	3,758	541
Namchow Chemical Industrial Co., Ltd.	93,000	189,724
Nan Ya Plastics Corp.	410,486	972,693
Nanya Technology Corp.	3,982	6,352
National Petroleum Co., Ltd.	462,003	607,528
Neo Solar Power Corp. (a)	37,938	19,067
New Era Electronics Co., Ltd.	44,000	33,425
Newmax Technology Co., Ltd. (a)	42,185	63,815

Nexcom International Co., Ltd.	111,638	114,425
Novatek Microelectronics Corp.	51,225	198,367
OBI Pharma, Inc. (a)	3,000	26,992
Pacific Hospital Supply Co., Ltd.	41,000	109,315
Pan Jit International, Inc.	9,000	5,265
Parade Technologies, Ltd.	4,000	46,469
PChome Online, Inc.	3,314	26,977
Pegatron Corp.	95,686	283,187
Phytohealth Corp. (a)	9,000	9,195
Pihsiang Machinery Manufacturing Co., Ltd. (a)	44,000	88,167
Portwell, Inc.	45,000	58,210
Pou Chen Corp.	348,462	482,340
Powertech Technology, Inc.	107,285	312,211
Precision Silicon Corp. (a)	909	848
Promate Electronic Co., Ltd.	97,000	103,258
ProMOS Technologies, Inc. (a) (e)	130,950	—
Quanta Computer, Inc.	356,664	725,259
Radiant Opto-Electronics Corp.	14,000	29,437
Sampo Corp.	348,000	220,779
Sesoda Corp.	142,880	138,206
Shih Wei Navigation Co., Ltd. (a)	189,321	68,322
Shin Kong Financial Holding Co., Ltd. (a)	455,663	132,903
Silicon Motion Technology Corp. ADR	1,420	66,385
Siliconware Precision Industries Co., Ltd.	192,473	313,996
Sinbon Electronics Co., Ltd.	115,068	282,527
Sinon Corp.	194,000	102,938
SinoPac Financial Holdings Co., Ltd.	1,219,273	380,539
Sinphar Pharmaceutical Co., Ltd.	133,524	106,714
Solar Applied Materials Technology Co. (a)	5,000	2,159
Solartech Energy Corp. (a)	10,041	4,666
Stark Technology, Inc.	93,000	97,314
Supreme Electronics Co., Ltd.	255,818	217,099
Ta Ya Electric Wire & Cable (a)	603,000	135,336
Tainan Enterprises Co., Ltd.	60,000	53,390
Taishin Financial Holding Co., Ltd.	1,116,938	465,659
Taisun Enterprise Co., Ltd. (a)	247,000	121,292
Taiwan Acceptance Corp.	9,000	26,072
Taiwan Cement Corp.	456,533	546,170
Taiwan Chinsan Electronic Industrial Co., Ltd.	48,000	87,798
Taiwan Cogeneration Corp.	62,000	47,916
Taiwan Fire & Marine Insurance Co., Ltd.	43,000	26,997
Taiwan FU Hsing Industrial Co., Ltd.	53,000	73,275
Taiwan Land Development Corp.	318,750	117,657
Taiwan Mobile Co., Ltd.	4,000	14,699
Taiwan Paiho, Ltd.	63,433	217,419
Taiwan Pulp & Paper Corp. (a)	482,000	216,040
Taiwan Sakura Corp.	119,200	142,015
Taiwan Semiconductor Manufacturing Co., Ltd.	1,073,500	6,686,710
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,904	1,277,607
Taiwan TEA Corp.	158,913	87,201
Taiwan Union Technology Corp.	201,000	339,168

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Taiyen Biotech Co., Ltd.	87,500	$87,522
Tatung Co., Ltd. (a)	260,885	111,774
TPK Holding Co., Ltd. (a)	8,000	28,079
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp.	107,320	302,410
TrueLight Corp.	9,100	17,245
Tung Thih Electronic Co., Ltd.	5,000	43,091
Uni-President Enterprises Corp.	194,993	365,662
United Microelectronics Corp. ADR	389,416	751,573
Unity Opto Technology Co., Ltd.	12,759	5,677
Ve Wong Corp.	95,000	74,986
Visual Photonics Epitaxy Co., Ltd.	145,151	272,674
Wei Chuan Foods Corp. (a)	50,000	29,991
Wei Mon Industry Co., Ltd. (a) (e)	240,450	—
Weikeng Industrial Co., Ltd.	108,526	63,129
Winbond Electronics Corp.	60,000	33,616
Wistron Corp.	252,871	231,682
Zeng Hsing Industrial Co., Ltd.	43,350	222,876
Zenitron Corp.	211,000	127,605

		47,385,578

THAILAND — 3.2%
Advanced Info Service PCL	163,515	854,156
Airports of Thailand PCL	260,200	297,209
Bangkok Dusit Medical Services PCL	75,000	46,271
Bangkok Expressway & Metro PCL	4,866,708	1,076,376
Bangkok Land PCL	1,055,500	55,904
Bank of Ayudhya PCL	32,200	36,077
Banpu PCL	377,860	217,727
BEC World PCL	40,600	21,267
Big C Supercenter PCL	300	1,816
BTS Group Holdings PCL	49,500	12,172
Bumrungrad Hospital PCL	11,300	60,179
Central Pattana PCL	78,500	134,212
Central Plaza Hotel PCL	58,200	60,127
CH Karnchang PCL	10,048	7,968
Charoen Pokphand Foods PCL	29,700	23,985
CP ALL PCL	272,900	468,566
Electricity Generating PCL	121,674	757,752
IRPC PCL	1,371,558	205,559
Jasmine International PCL	414,841	102,013
Kasikornbank PCL	87,000	478,516
Krung Thai Bank PCL	66,900	39,717
Land & Houses PCL	103,900	29,329
Minor International PCL	13,828	14,789
Pruksa Holding PCL	40,100	26,490
PTT Exploration & Production PCL	172,430	466,671
PTT Global Chemical PCL	34,200	72,904
PTT PCL	86,536	974,592
Quality Houses PCL	370,383	28,240
Sansiri PCL	384,633	22,835
Siam Cement PCL	59,523	935,392
Siam Commercial Bank PCL	175,902	834,399
Siam Future Development PCL	269,813	49,860
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	132,066	64,952
Thai Airways International PCL (a)	95,100	51,200
Thai Beverage PCL	606,000	407,672
Thai Oil PCL	169,195	371,749
Thaicom PCL	60,400	34,803

TICON Industrial Connection PCL	168,980	77,206
Tisco Financial Group PCL	209,318	437,063
Tisco Financial Group PCL NVDR	8,800	18,375
TMB Bank PCL	6,860,617	487,156
Total Access Communication PCL	10,800	13,829
True Corp. PCL	763,810	151,150
TTCL PCL	10,600	5,337
U City PCL (a) (c)	12,552,000	10,958

		10,544,520

TURKEY — 1.3%
Akbank TAS	155,294	363,752
Anadolu Efes Biracilik Ve Malt Sanayii A/S	33,379	181,576
Aselsan Elektronik Sanayi Ve Ticaret A/S	9,219	43,011
BIM Birlesik Magazalar A/S	6,081	93,344
Coca-Cola Icecek A/S	700	6,851
Dogan Sirketler Grubu Holding A/S (a)	214,785	40,107
Eregli Demir ve Celik Fabrikalari TAS	229,632	372,037
Haci Omer Sabanci Holding A/S	82,842	227,485
KOC Holding A/S	124,330	524,066
Migros Ticaret A/S (a)	1,303	7,929
Tupras Turkiye Petrol Rafinerileri A/S	16,978	420,528
Turk Hava Yollari AO (a)	40,784	61,260
Turkcell Iletisim Hizmetleri A/S (a)	71,392	234,663
Turkiye Garanti Bankasi A/S	308,113	749,628
Turkiye Halk Bankasi A/S	15,882	45,226
Turkiye Is Bankasi Class C	193,989	353,177
Turkiye Vakiflar Bankasi TAO Class D	27,113	39,907
Ulker Biskuvi Sanayi A/S	42,870	217,314
Yapi ve Kredi Bankasi A/S (a)	124,795	130,221

		4,112,082

UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	140,051	259,283
Agthia Group PJSC	9,893	17,319
Air Arabia PJSC	323,545	93,373
Ajman Bank PJSC (a)	136,614	47,980
Al Waha Capital PJSC	63,214	33,388
Aldar Properties PJSC	271,437	167,015
Arabtec Holding PJSC (a)	172,487	41,936
Bank of Sharjah (a)	59,433	22,653
DAMAC Properties Dubai Co. PJSC	224,949	172,708
Depa, Ltd. (a)	38,258	11,592
Deyaar Development PJSC (a)	213,315	33,046
DP World, Ltd.	11,082	238,263
Dubai Financial Market PJSC	128,573	43,756
Dubai Investments PJSC	104,109	69,160
Emaar Malls PJSC	68,599	49,306
Emaar Properties PJSC	234,382	465,829
Eshraq Properties Co. PJSC (a)	158,096	46,056
First Gulf Bank PJSC	44,501	156,293
Gulf General Investment Co. (a)	127,519	15,033
Gulf Pharmaceutical Industries PSC	24,330	15,037
Invest bank PSC	18,952	12,384
National Bank of Abu Dhabi PJSC	87,488	244,147
National Central Cooling Co. PJSC	243,950	126,192
Orascom Construction, Ltd. (a)	1,066	5,863
RAK Properties PJSC	248,965	42,703
Ras Al Khaimah Ceramics	22,969	13,445

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHUAA Capital PSC (a)	336,208	$162,932
Union National Bank PJSC	48,282	57,576
Union Properties PJSC (a)	96,406	25,407

		2,689,675

UNITED KINGDOM — 0.0% (g)
Tiso Blackstar Group SE	207	154

UNITED STATES — 0.0% (g)
GasLog, Ltd.	1,713	26,295

TOTAL COMMON STOCKS (Cost $328,410,913)		323,867,630

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	151
VS Industry Bhd (expiring 1/6/19) (a)	19,500	1,564

		1,715

SOUTH AFRICA — 0.0% (g)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	135

TOTAL WARRANTS (Cost $0)		1,850

RIGHTS — 0.0% (g)
BRAZIL — 0.0% (g)
B2W Cia Digital (expiring 4/25/17) (a)	1,772	837
Cosan Logistica SA (expiring 4/13/17) (a)	16	2

		839

TOTAL RIGHTS (Cost $0)		839

SHORT-TERM INVESTMENT — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i) (Cost $4,416,031)	4,416,031	4,416,031

TOTAL INVESTMENTS — 100.9% (Cost $332,826,944)		328,286,350
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,968,715)

NET ASSETS — 100.0%		$325,317,635

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $488,352 representing 0.2% of the Fund’s net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $14,506, representing less than 0.05% of the Fund’s net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
MSCI Taiwan Index Futures	04/27/2017	13	471,510	(5,043)

During the period ended March 31, 2017, average notional value related to futures contracts was $456,281 or less than 0.5% of net assets.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$27,586,732	$255,712	$—		$27,842,444
Chile	5,744,897	—	—		5,744,897
China	93,112,714	129,121	—		93,241,835
Colombia	1,947,767	—	—		1,947,767
Czech Republic	930,721	—	—		930,721
Egypt	1,067,225	80,558	—		1,147,783
Greece	595,813	—	—		595,813
Hong Kong	3,892,752	11,935	14,506		3,919,193
Hungary	1,870,622	—	—		1,870,622
India	39,146,020	68	0	(a)	39,146,088
Indonesia	9,838,620	—	—		9,838,620
Malaysia	8,960,789	131	—		8,960,920
Mexico	13,576,919	—	—		13,576,919
Netherlands	1,188,713	—	—		1,188,713
Peru	2,676,115	—	—		2,676,115
Philippines	4,964,427	—	—		4,964,427
Poland	3,632,944	—	—		3,632,944
Qatar	2,272,005	—	—		2,272,005
Russia	14,032,484	—	—		14,032,484
South Africa	21,579,016	—	—		21,579,016
Taiwan	47,385,578	—	0	(a)	47,385,578
Thailand	1,940,984	8,603,536	—		10,544,520
Turkey	4,112,082	—	—		4,112,082
United Arab Emirates	2,689,675	—	—		2,689,675
United Kingdom	154	—	—		154
United States	26,295	—	—		26,295
Warrants
Malaysia	1,715	—	—		1,715
South Africa	135	—	—		135
Rights
Brazil	839	—	—		839
Short-Term Investment	4,416,031	—	—		4,416,031

TOTAL INVESTMENTS	$319,190,783	$9,081,061	$14,506		$328,286,350

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(5,043)	—	—		(5,043)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,043)	$—	$—		$(5,043)

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,745,114	$1,745,114	8,054,878	9,799,992	—	$—	$1,145
State Street Navigator Securities Lending Government Money Market Portfolio*	3,656,112	3,656,112	15,065,201	14,305,282	4,416,031	4,416,031	28,505

TOTAL		$5,401,226				$4,416,031	$29,650

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
BRAZIL — 3.5%
Itausa — Investimentos Itau SA (a)	52,895	$158,271
Itausa — Investimentos Itau SA Preference Shares (b)	3,375,584	10,100,331
Multiplus SA	182,848	2,073,270

		12,331,872

CHILE — 0.5%
Banco de Chile ADR	348	25,112
Banco Santander Chile	16,838,301	1,052,100
Itau CorpBanca	78,034,941	703,028

		1,780,240

CHINA — 16.4%
ANTA Sports Products, Ltd.	1,300,000	3,596,474
China Merchants Port Holdings Co., Ltd.	1,612,000	4,718,909
China Overseas Land & Investment, Ltd.	2,782,000	7,947,037
China Resources Land, Ltd.	2,950,000	7,971,434
Dongfeng Motor Group Co., Ltd. Class H	6,582,000	7,393,793
Far East Horizon, Ltd.	1,050,000	986,296
Guangdong Investment, Ltd.	2,938,000	4,188,772
Hengan International Group Co., Ltd.	1,029,500	7,656,836
Jiangsu Expressway Co., Ltd. Class H	1,150,000	1,651,419
Logan Property Holdings Co., Ltd.	1,276,000	673,178
Longfor Properties Co., Ltd.	1,934,000	3,180,405
Shanghai Industrial Holdings, Ltd.	756,000	2,222,814
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,832,000	483,253
Shenzhen International Holdings, Ltd.	800,129	1,311,670
Shenzhen Investment, Ltd.	3,529,716	1,580,571
Yuzhou Properties Co., Ltd.	3,118,000	1,299,919

		56,862,780

COLOMBIA — 0.9%
Bancolombia SA Preference Shares	252,369	2,502,874
Grupo Aval Acciones y Valores SA Preference Shares	1,370,859	554,242

		3,057,116

CZECH REPUBLIC — 1.7%
CEZ A/S	186,252	3,214,006
Komercni banka A/S	77,067	2,867,183

		6,081,189

HONG KONG — 2.4%
Lee & Man Paper Manufacturing, Ltd.	2,862,000	2,187,516
Skyworth Digital Holdings, Ltd.	3,278,000	2,159,603
Xinyi Glass Holdings, Ltd.	4,496,000	3,957,105

		8,304,224

MALAYSIA — 0.8%
Astro Malaysia Holdings Bhd	862,100	533,760
KLCCP Stapled Group	340,600	610,317
Sunway Real Estate Investment Trust	1,409,300	547,734
Westports Holdings Bhd	1,156,600	1,058,463

		2,750,274

MEXICO — 5.0%
Bolsa Mexicana de Valores SAB de CV	670,907	1,105,346
Fibra Uno Administracion SA de CV REIT	3,680,406	6,268,795
Grupo Aeroportuario del Pacifico SAB de CV Class B	474,065	4,584,052
Grupo Financiero Santander Mexico SAB de CV Class B	2,106,126	3,786,389
Macquarie Mexico Real Estate Management S.A. de C.V. REIT	1,529,646	1,701,488

		17,446,070

PHILIPPINES — 0.2%
Semirara Mining & Power Corp.	200,570	590,018

POLAND — 0.8%
Asseco Poland SA	51,336	703,579
Polskie Gornictwo Naftowe i Gazownictwo SA	1,385,552	2,070,311

		2,773,890

QATAR — 0.8%
Barwa Real Estate Co.	115,938	1,138,333
Qatar Electricity & Water Co. QSC	8,988	543,067
Qatar Gas Transport Co., Ltd.	64,944	379,023
Qatar Islamic Bank SAQ	22,945	644,660

		2,705,083

RUSSIA — 5.4%
Gazprom PJSC ADR	2,082,947	9,362,847
Lukoil PJSC (b)	173,763	9,241,450
Lukoil PJSC ADR	2,821	149,400

		18,753,697

SOUTH AFRICA — 23.4%
AVI, Ltd.	445,095	3,286,243
Barclays Africa Group, Ltd. (c)	662,681	6,894,798
FirstRand, Ltd. (c)	1,464,067	5,061,929
Foschini Group, Ltd.	473,954	5,460,699
Growthpoint Properties, Ltd. REIT	2,048,899	3,957,601
JSE, Ltd.	91,598	880,270
Liberty Holdings, Ltd. (c)	144,326	1,165,156
Life Healthcare Group Holdings, Ltd. (c)	1,928,670	4,169,825
MMI Holdings, Ltd. (c)	1,021,978	1,744,613
Mondi, Ltd.	166,789	3,986,890
Nedbank Group, Ltd. (c)	356,297	6,417,132
Reunert, Ltd.	131,217	704,586
RMB Holdings, Ltd. (c)	711,714	3,108,798
Sanlam, Ltd. (c)	1,057,210	5,311,773
SPAR Group, Ltd.	280,652	3,647,351
Standard Bank Group, Ltd. (c)	559,998	6,003,521
Truworths International, Ltd. (c)	908,404	5,867,577
Tsogo Sun Holdings, Ltd.	452,635	933,035
Vodacom Group, Ltd.	605,299	6,861,598
Woolworths Holdings, Ltd.	1,057,012	5,511,007

		80,974,402

SOUTH KOREA — 3.3%
SK Telecom Co., Ltd.	51,282	11,555,990

TAIWAN — 17.6%
Advanced Semiconductor Engineering, Inc.	4,432,361	5,660,509
Cheng Shin Rubber Industry Co., Ltd.	1,821,000	3,762,930
Chin-Poon Industrial Co., Ltd.	949,000	1,929,745

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Giant Manufacturing Co., Ltd.	154,000	$911,032
Pegatron Corp.	2,926,000	8,659,629
Phison Electronics Corp.	571,000	5,128,038
Pou Chen Corp.	1,396,000	1,932,339
President Chain Store Corp.	413,000	3,402,818
Sercomm Corp.	494,000	1,237,340
Siliconware Precision Industries Co., Ltd.	901,000	1,469,869
Simplo Technology Co., Ltd. (b)	593,000	2,012,985
Sinbon Electronics Co., Ltd.	280,000	687,485
Sitronix Technology Corp.	336,000	1,091,855
Taiwan Fertilizer Co., Ltd.	416,000	575,826
Taiwan Mobile Co., Ltd.	2,132,200	7,835,225
Uni-President Enterprises Corp.	3,691,000	6,921,575
United Microelectronics Corp.	7,356,000	2,957,673
Wistron NeWeb Corp.	741,000	2,083,128
WPG Holdings, Ltd.	1,500,000	1,883,497
WT Microelectronics Co., Ltd.	555,000	811,214

		60,954,712

THAILAND — 16.1%
Advanced Info Service PCL	30	157
Advanced Info Service PCL NVDR	2,167,745	11,229,061
Bangkok Bank PCL	1,145,300	6,199,368
Delta Electronics Thailand PCL	18,900	48,127
Delta Electronics Thailand PCL NVDR	478,100	1,217,425
Electricity Generating PCL	3,500	21,797
Electricity Generating PCL NVDR	169,600	1,056,221
Glow Energy PCL	18,000	43,216
Glow Energy PCL NVDR	451,400	1,083,754
Intouch Holdings PCL NVDR	3,133,100	5,083,167
Kiatnakin Bank PCL	54,000	109,218
Kiatnakin Bank PCL NVDR	1,383,900	2,799,012
Pruksa Holding PCL NVDR	37,000	24,442
Ratchaburi Electricity Generating Holding PCL	343,400	502,171
Siam Cement PCL	19,800	311,153
Siam Cement PCL NVDR	506,900	7,965,835
Siam Commercial Bank PCL NVDR	1,866,000	8,851,451
Thai Beverage PCL	8,752,500	5,888,034
Thanachart Capital PCL	48,600	68,242
Thanachart Capital PCL NVDR	1,246,200	1,749,848
Tisco Financial Group PCL	27,900	58,256
Tisco Financial Group PCL NVDR	712,900	1,488,558

		55,798,513

UNITED ARAB EMIRATES — 0.2%
Air Arabia PJSC	2,200,257	634,977

TOTAL COMMON STOCKS (Cost $332,526,360)		343,355,047

RIGHTS — 0.1%
SOUTH AFRICA — 0.1%
Life Healthcare Group Holdings, Ltd. (expiring 4/13/17) (b) (Cost $0)	648,234	217,548

SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	219,114	219,114
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	32,011,607	32,011,607

TOTAL SHORT-TERM INVESTMENTS (Cost $32,230,721)		32,230,721

TOTAL INVESTMENTS — 108.4% (Cost $364,757,081)		375,803,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(29,338,335)

NET ASSETS — 100.0%		$346,464,981

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $158,271 representing 0.1% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$12,173,601	$158,271	$—	$12,331,872
Chile	1,780,240	—	—	1,780,240
China	56,862,780	—	—	56,862,780
Colombia	3,057,116	—	—	3,057,116

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Czech Republic	$6,081,189	$—	$—	$6,081,189
Hong Kong	8,304,224	—	—	8,304,224
Malaysia	2,750,274	—	—	2,750,274
Mexico	17,446,070	—	—	17,446,070
Philippines	590,018	—	—	590,018
Poland	2,773,890	—	—	2,773,890
Qatar	2,705,083	—	—	2,705,083
Russia	18,598,399	—	—	18,598,399
South Africa	80,974,402	—	—	80,974,402
South Korea	11,555,990	—	—	11,555,990
Taiwan	60,954,712	—	—	60,954,712
Thailand	55,314,611	483,902	—	55,798,513
United Arab Emirates	634,977	—	—	634,977
Rights
South Africa	217,548	—	—	217,548
Short-Term Investments	32,230,721	—	—	32,230,721

TOTAL INVESTMENTS	$375,005,845	$642,173	$—	$375,648,018

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	294,049	$294,049	—	294,049	—	$—	$30
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	40,124,627	39,905,513	219,114	219,114	1,183
State Street Navigator Securities Lending Government Money Market Portfolio*	5,451,073	5,451,073	42,961,761	16,401,227	32,011,607	32,011,607	21,312

TOTAL		$5,745,122				$32,230,721	$22,525

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CYPRUS — 0.2%
Globaltrans Investment PLC GDR	11,473	$82,606

CZECH REPUBLIC — 2.1%
CEZ A/S	19,570	337,704
Komercni banka A/S	10,520	391,384
Moneta Money Bank A/S (a) (b)	41,728	141,701
O2 Czech Republic A/S	5,949	66,633
Unipetrol A/S	6,486	58,940

		996,362

GREECE — 4.7%
Aegean Airlines SA	4,777	37,911
Aegean Marine Petroleum Network, Inc.	4,166	50,200
Alpha Bank AE (a)	170,504	306,369
Athens Water Supply & Sewage Co. SA	4,446	24,775
Costamare, Inc.	3,046	20,286
Diana Shipping, Inc. (a)	9,624	44,463
Ellaktor SA (a)	17,817	24,773
Eurobank Ergasias SA (a)	195,504	120,233
FF Group (a)	3,463	66,484
Fourlis Holdings SA (a)	6,594	31,525
GEK Terna Holding Real Estate Construction SA (a)	12,569	33,070
Grivalia Properties REIC AE	5,571	48,859
Hellenic Exchanges — Athens Stock Exchange SA	6,532	32,277
Hellenic Petroleum SA (a)	8,486	46,652
Hellenic Telecommunications Organization SA	30,549	287,528
JUMBO SA	9,926	156,910
LAMDA Development SA (a)	4,154	20,748
Metka Industrial — Construction SA	4,025	30,608
Motor Oil Hellas Corinth Refineries SA	7,162	122,562
Mytilineos Holdings SA (a)	11,987	91,027
National Bank of Greece SA (a)	530,538	136,752
OPAP SA	21,359	199,661
Piraeus Bank SA (a)	593,144	107,847
Public Power Corp. SA (a)	15,824	49,589
StealthGas, Inc. (a)	1,151	4,593
Terna Energy SA	8,614	26,442
Titan Cement Co. SA	5,231	133,716
Tsakos Energy Navigation, Ltd.	9,250	44,308

		2,300,168

HUNGARY — 3.8%
Magyar Telekom Telecommunications PLC	94,984	157,902
MOL Hungarian Oil & Gas PLC	8,144	558,468
OTP Bank PLC	25,088	703,188
Richter Gedeon Nyrt	17,885	406,958

		1,826,516

LUXEMBOURG — 0.0% (c)
O’Key Group SA GDR	5,340	11,000

MONACO — 0.0% (c)
Navios Maritime Holdings, Inc. (a)	6,072	11,355

NETHERLANDS — 0.3%
VEON, Ltd. ADR	30,461	124,281

POLAND — 17.5%
Alior Bank SA (a)	14,979	270,245
AmRest Holdings SE (a)	473	41,427
Asseco Poland SA	15,947	218,560
Bank Handlowy w Warszawie SA	4,300	83,244
Bank Millennium SA (a)	78,199	127,307
Bank Pekao SA	19,682	656,241
Bank Zachodni WBK SA	4,036	348,901
Budimex SA	1,355	83,740
CCC SA	2,899	174,147
CD Projekt SA (a)	8,308	155,594
Ciech SA	3,392	68,492
Cyfrowy Polsat SA (a)	22,041	134,629
Enea SA (a)	16,565	47,287
Energa SA	26,177	70,233
Eurocash SA	10,002	80,557
Getin Noble Bank SA (a)	58,894	29,135
Globe Trade Centre SA (a)	51,437	109,055
Grupa Azoty SA	3,443	60,049
Grupa Kety SA	1,106	110,532
Grupa Lotos SA (a)	11,267	155,357
ING Bank Slaski SA	3,579	155,420
Inter Cars SA	520	40,031
Jastrzebska Spolka Weglowa SA (a)	5,687	90,143
KGHM Polska Miedz SA	20,764	606,891
KRUK SA	1,962	119,148
LPP SA	190	325,855
Lubelski Wegiel Bogdanka SA (a)	1,804	34,660
mBank SA (a)	2,307	217,485
Netia SA	116,135	133,665
Orange Polska SA	117,334	137,118
PGE Polska Grupa Energetyczna SA	101,247	291,325
Polski Koncern Naftowy Orlen SA	42,969	1,084,542
Polskie Gornictwo Naftowe i Gazownictwo SA	242,609	362,510
Powszechna Kasa Oszczednosci Bank Polski SA (a)	112,195	907,879
Powszechny Zaklad Ubezpieczen SA	73,900	649,105
Synthos SA	80,436	106,586
Tauron Polska Energia SA (a)	222,391	190,286

		8,477,381

RUSSIA — 54.6%
Aeroflot-Russian Airlines PJSC (a)	54,000	161,975
Alrosa PJSC (a)	310,281	501,808
Bashneft PJSC (a)	4,573	295,441
Bashneft PJSC Preference Shares (a)	3,666	83,286
Etalon Group, Ltd. GDR	13,870	52,429
Evraz PLC (a)	64,962	175,704
Federal Grid Co. Unified Energy System PJSC (a)	28,270,000	90,238
Gazprom Neft PJSC ADR (d)	1,495	26,835
Gazprom Neft PJSC ADR (d)	4,929	88,673
Gazprom PJSC ADR	801,200	3,581,364
Inter RAO UES PJSC (a)	4,000,000	282,420
Lenta, Ltd. GDR (a)	31,519	214,329
LSR Group PJSC GDR	28,669	105,216
Lukoil PJSC ADR	58,510	3,098,690
M.Video PJSC (a)	9,342	61,930
Magnit PJSC GDR	30,567	1,167,659

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Magnitogorsk Iron & Steel OJSC (a)	152,500	$99,471
Mail.Ru Group, Ltd. GDR (a)	14,179	313,356
Mechel PJSC ADR (a)	10,346	55,041
MegaFon PJSC GDR	14,066	164,713
MMC Norilsk Nickel PJSC ADR (e)	86,331	1,357,123
Mobile TeleSystems PJSC ADR	74,601	822,849
Moscow Exchange MICEX-RTS PJSC (a)	163,869	327,058
Novatek PJSC GDR	8,552	1,064,723
Novolipetsk Steel PJSC GDR	12,660	251,934
PhosAgro PJSC GDR	12,731	185,873
PIK Group PJSC GDR (a)	51,295	252,628
Polymetal International PLC	31,765	393,829
QIWI PLC ADR (e)	4,120	70,658
Ros Agro PLC GDR	2,955	36,346
Rosneft Oil Co. PJSC GDR	144,094	819,895
Rostelecom PJSC ADR (d)	8,839	72,745
Rostelecom PJSC ADR (d)	20,132	164,680
RusHydro PJSC ADR (d)	93,589	152,550
RusHydro PJSC ADR (d)	69,098	111,939
Sberbank of Russia PJSC (a)	834,270	2,365,166
Sberbank of Russia PJSC ADR	121,715	1,404,591
Sberbank of Russia PJSC Preference Shares	96,889	206,652
Severstal PJSC GDR	21,087	303,864
Sistema PJSC FC GDR	25,806	230,964
Surgutneftegas OJSC ADR	121,756	623,391
Surgutneftegas OJSC Preference Shares (a)	864,285	493,794
Tatneft PJSC (a)	15,550	56,717
Tatneft PJSC ADR (d)	30,246	1,133,922
Tatneft PJSC ADR (d)	2,180	80,333
TCS Group Holding PLC GDR	10,982	115,860
TMK PJSC GDR	6,475	34,317
Transneft PJSC Preference Shares (a)	174	528,715
Unipro PJSC (a)	1,001,977	47,749
United Co. RUSAL PLC	155,819	80,802
Uralkali PJSC (a)	44,705	129,612
VTB Bank PJSC GDR	337,980	773,636
X5 Retail Group NV GDR (a)	14,617	491,862
Yandex NV Class A (a)	29,612	649,391

		26,456,746

TURKEY — 16.0%
Akbank TAS	302,516	708,597
Anadolu Anonim Turk Sigorta Sirketi	3,303	2,186
Anadolu Efes Biracilik Ve Malt Sanayii A/S	33,988	184,889
Arcelik A/S	35,973	223,840
Aselsan Elektronik Sanayi Ve Ticaret A/S	19,013	88,705
BIM Birlesik Magazalar A/S	27,194	417,433
Coca-Cola Icecek A/S	6,794	66,491
Dogan Sirketler Grubu Holding A/S (a)	266,256	49,718
Dogus Otomotiv Servis ve Ticaret A/S	29,278	68,016
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	285,212	227,126
Enka Insaat ve Sanayi A/S	167,971	281,362
Eregli Demir ve Celik Fabrikalari TAS	278,074	450,520
Ford Otomotiv Sanayi A/S	9,811	95,910
Haci Omer Sabanci Holding A/S	172,284	473,093

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	113,073	36,018
KOC Holding A/S	126,548	533,415
Kombassan Holdings A/S (a)	15,995	6,896
Koza Altin Isletmeleri A/S (a)	3,946	21,585
Migros Ticaret A/S (a)	11,096	67,521
Petkim Petrokimya Holding A/S	83,655	116,467
Soda Sanayii A/S	28,275	47,285
TAV Havalimanlari Holding A/S	15,489	61,630
Tekfen Holding A/S	28,382	67,416
Tofas Turk Otomobil Fabrikasi A/S	16,450	122,958
Tupras Turkiye Petrol Rafinerileri A/S	19,221	476,085
Turk Hava Yollari AO (a)	154,902	232,673
Turk Telekomunikasyon A/S	41,427	67,118
Turk Traktor ve Ziraat Makineleri A/S	1,705	38,275
Turkcell Iletisim Hizmetleri A/S (a)	124,202	408,248
Turkiye Garanti Bankasi A/S	319,591	777,553
Turkiye Halk Bankasi A/S	79,867	227,430
Turkiye Is Bankasi Class C	202,684	369,007
Turkiye Sinai Kalkinma Bankasi A/S	120,458	45,647
Turkiye Sise ve Cam Fabrikalari A/S	95,575	109,441
Turkiye Vakiflar Bankasi TAO Class D	138,411	203,722
Ulker Biskuvi Sanayi A/S	22,811	115,632
Vestel Elektronik Sanayi ve Ticaret A/S (a)	31,614	60,335
Yapi ve Kredi Bankasi A/S (a)	148,524	154,982
Yazicilar Holding A/S Class A	13,420	74,514

		7,779,739

UNITED STATES — 0.5%
GasLog, Ltd.	4,874	74,816
Luxoft Holding, Inc. (a)	2,558	160,003
Navios Maritime Acquisition Corp.	8,863	15,244

		250,063

TOTAL COMMON STOCKS (Cost $74,120,935)		48,316,217

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g)	81,956	81,956
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	1,117,557	1,117,557

TOTAL SHORT-TERM INVESTMENTS (Cost $1,199,513)		1,199,513

TOTAL INVESTMENTS — 102.2% (Cost $75,320,448)		49,515,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(1,044,991)

NET ASSETS — 100.0%		$48,470,739

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.3% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	All or a portion of the shares of the security are on loan at March 31, 2017.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus	$82,606	$—	$—	$82,606
Czech Republic	996,362	—	—	996,362
Greece	2,300,168	—	—	2,300,168
Hungary	1,826,516	—	—	1,826,516
Luxembourg	11,000	—	—	11,000
Monaco	11,355	—	—	11,355
Netherlands	124,281	—	—	124,281
Poland	8,477,381	—	—	8,477,381
Russia	26,456,746	—	—	26,456,746
Turkey	7,779,739	—	—	7,779,739
United States	250,063	—	—	250,063
Short-Term Investments	1,199,513	—	—	1,199,513

TOTAL INVESTMENTS	$49,515,730	$—	$—	$49,515,730

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	470	$470	5	475	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,206,320	1,124,364	81,956	81,956	179
State Street Navigator Securities Lending Government Money Market Portfolio*	79,890	79,890	2,824,992	1,787,325	1,117,557	1,117,557	1,274

TOTAL		$80,360				$1,199,513	$1,453

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
BRAZIL — 54.3%
AES Tiete Energia SA	14,574	$62,887
Alpargatas SA Preference Shares	2,484	9,623
Ambev SA ADR	184,219	1,061,101
Arezzo Industria e Comercio SA	3,031	29,957
B2W Cia Digital (a)	6,208	24,148
Banco Bradesco SA	21,802	220,083
Banco Bradesco SA Preference Shares ADR	126,427	1,294,612
Banco do Brasil SA	29,417	312,891
Banco do Brasil SA ADR	16,728	180,161
BancodoEstadodoRio Grande do SulSA Class B, Preference Shares	7,500	35,717
Banco Santander Brasil SA ADR (b)	18,724	165,146
BB Seguridade Participacoes SA	27,875	256,366
BM&FBovespa SA	83,705	508,562
BR Malls Participacoes SA (a)	20,901	95,389
BR Properties SA (a)	2,370	6,838
Bradespar SA Preference Shares	15,411	106,253
Braskem SA Preference Shares ADR	4,402	89,581
BRF SA	10,368	126,083
BRF SA ADR	19,404	237,699
BTG Pactual Group	11,685	71,031
CCR SA	49,416	280,936
Centrais Eletricas Brasileiras SA (a)	2,373	12,781
Centrais Eletricas Brasileiras SA ADR (a)	17,266	93,754
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	4,300	29,891
Cia Brasileira de Distribuicao ADR	7,514	144,269
Cia de Saneamento Basico do Estado de Sao Paulo	22,177	227,641
Cia de Saneamento de Minas Gerais-COPASA	3,982	55,435
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,628	33,391
Cia Energetica de Minas Gerais ADR	41,366	136,094
Cia Energetica de Sao Paulo Class B, Preference Shares	15,268	92,812
Cia Hering	6,165	34,893
Cia Paranaense de Energia Preference Shares	8,355	86,157
Cia Siderurgica Nacional SA ADR (a) (b)	30,713	89,682
Cielo SA	38,744	345,468
Cosan Logistica SA (a)	3,423	7,277
Cosan SA Industria e Comercio	9,898	121,147
Cosan, Ltd.	6,933	58,740
CPFL Energia SA ADR	13,839	226,821
CVC Brasil Operadora e Agencia de Viagens SA	3,623	32,978
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,741	86,493
Dimed SA Distribuidora da Medicamentos	100	19,654
Duratex SA	31,100	90,118
EDP — Energias do Brasil SA	3,936	17,294
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	2,736	12,004
Embraer SA	29,559	161,902
Engie Brasil Energia SA (c)	8,384	94,404
Equatorial Energia SA	7,173	132,821

Estacio Participacoes SA	12,939	64,676
Fibria Celulose SA ADR	10,644	97,286
Fleury SA	2,308	30,750
Gafisa SA	1,083	9,293
Gerdau SA ADR	28,581	98,604
Gerdau SA Preference Shares	5,560	19,071
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	9,475	24,889
GP Investments, Ltd. (a)	5,113	10,629
Hypermarcas SA	15,071	137,659
Iguatemi Empresa de Shopping Centers SA	2,900	29,960
Itau Unibanco Holding SA Preference Shares ADR	148,109	1,787,676
Itausa — Investimentos Itau SA (a) (c)	43,169	123,051
Itausa — Investimentos Itau SA (c)	2,660	7,959
Itausa — Investimentos Itau SA Preference Shares (a)	162,381	485,872
JBS SA	33,163	106,646
Kepler Weber SA	3,580	27,062
Klabin SA	25,576	122,042
Kroton Educacional SA	61,041	255,319
Linx SA	6,489	33,927
Localiza Rent a Car SA	6,268	82,265
Lojas Americanas SA Preference Shares	36,250	186,790
Lojas Renner SA	35,994	315,165
M Dias Branco SA	1,866	75,111
Marcopolo SA Preference Shares	26,200	21,620
Marfrig Global Foods SA (a)	7,353	13,224
Metalurgica Gerdau SA Preference Shares (a)	32,970	51,403
Minerva SA (a)	2,561	7,873
MRV Engenharia e Participacoes SA	12,340	55,813
Multiplan Empreendimentos Imobiliarios SA	4,035	84,260
Multiplus SA	1,026	11,634
Natura Cosmeticos SA	10,292	94,040
Odontoprev SA	11,243	40,015
Oi SA (a)	24	31
Oi SA ADR (a)	231	291
Ouro Fino Saude Animal Participacoes SA	1,044	8,221
Petroleo Brasileiro SA ADR (a)	53,881	522,107
Petroleo Brasileiro SA Preference Shares ADR (a)	94,655	872,719
Porto Seguro SA	3,848	34,433
Prumo Logistica SA (a)	7,519	21,953
Qualicorp SA	6,815	44,325
Raia Drogasil SA	8,674	160,287
Rumo SA (a)	8,128	21,888
Sao Martinho SA	4,620	25,145
Smiles SA	2,934	58,588
Sul America SA	6,428	33,791
Suzano Papel e Celulose SA Class A, Preference Shares	20,252	84,581
Telefonica Brasil SA Preference Shares	20,019	294,773
Tim Participacoes SA	10,552	33,567
Tim Participacoes SA ADR	6,865	109,703
TOTVS SA	6,406	55,990
Transmissora Alianca de Energia Eletrica SA	4,959	35,846

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Ultrapar Participacoes SA ADR	20,379	$463,215
Usinas Siderurgicas de Minas Gerais SA ADR (b)	20,678	28,329
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares (a)	9,212	12,882
Vale SA ADR	47,907	455,116
Vale SA Preference Shares ADR	93,156	836,541
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,026	7,303
WEG SA	25,092	137,514

		16,489,708

CHILE — 10.9%
Aguas Andinas SA Class A	24,365	14,157
AntarChile SA	11,127	128,562
Banco de Chile ADR	2,682	193,533
Banco de Credito e Inversiones	4,791	262,711
Banco Santander Chile ADR	3,073	77,071
Banmedica SA	11,902	28,564
CAP SA	7,675	90,124
Cencosud SA	72,958	223,445
Cia Cervecerias Unidas SA	5,130	64,452
Coca-Cola Embonor SA Class B, Preference Shares	5,682	14,031
Colbun SA	70,804	15,678
Embotelladora Andina SA Class B, Preference Shares	13,372	51,920
Embotelladora Andina SA Preference Shares	3,252	12,525
Empresa Nacional de Telecomunicaciones SA (a)	954	11,493
Empresas CMPC SA	83,933	204,120
Empresas COPEC SA	30,771	333,324
Enel Americas SA ADR	33,799	351,172
Enel Chile SA ADR	21,715	119,432
Enel Generacion Chile SA ADR	7,193	159,972
Engie Energia Chile SA	3,392	6,270
Forus SA	2,826	11,247
Grupo Security SA	56,327	20,740
Inversiones Aguas Metropolitanas SA	6,124	9,615
Latam Airlines Group SA ADR (b)	17,483	221,510
Parque Arauco SA	4,823	12,733
Ripley Corp. SA	43,405	28,121
SACI Falabella	53,151	445,523
Sigdo Koppers SA	8,526	11,589
Sociedad Matriz SAAM SA	69,198	6,496
Sociedad Quimica y Minera de Chile SA ADR	3,293	113,180
SONDA SA	15,970	27,451
Vina Concha y Toro SA	12,770	21,638

		3,292,399

COLOMBIA — 4.6%
Almacenes Exito SA	10,127	53,612
Banco Davivienda SA Preference Shares	5,826	60,235
Banco de Bogota SA	3,497	71,901
Bancolombia SA	10,237	92,894
Bancolombia SA ADR	5,826	232,283
Celsia SA ESP	10,626	16,083
Cementos Argos SA	13,309	54,269
Cemex Latam Holdings SA (a)	5,479	20,069

Corp. Financiera Colombiana SA	4,208	40,948
Ecopetrol SA ADR (a) (b)	9,313	86,797
Empresa de Energia de Bogota SA ESP	88,125	55,728
Empresa de Telecomunicaciones de Bogota (a)	50,202	11,085
Grupo Argos SA	14,920	104,352
Grupo Argos SA Preference Shares	4,526	30,029
Grupo Aval Acciones y Valores SA Preference Shares	217,409	87,899
Grupo de Inversiones Suramericana SA	10,867	146,752
Grupo de Inversiones Suramericana SA Preference Shares	3,491	46,082
Grupo Nutresa SA	12,223	102,975
Interconexion Electrica SA ESP	15,515	62,191
Odinsa SA (a)	750	2,203

		1,378,387

LUXEMBOURG — 0.1%
Ternium SA ADR	1,436	37,508

MEXICO — 25.2%
Alfa SAB de CV Class A	171,023	248,805
Alsea SAB de CV	19,335	64,049
America Movil SAB de CV Series L	1,086,470	766,072
Arca Continental SAB de CV	13,445	92,874
Asesor de Activos Prisma SAPI de CV	17,784	10,434
Axtel SAB de CV (a) (b)	42,321	8,426
Banregio Grupo Financiero SAB de CV	1,735	10,291
Bolsa Mexicana de Valores SAB de CV	5,585	9,202
Cemex SAB de CV Series CPO (a)	601,202	541,058
Coca-Cola Femsa SAB de CV Series L	20,454	146,046
Concentradora Fibra Danhos SA de CV REIT	32,836	54,046
Concentradora Fibra Hotelera Mexicana SA de CV	17,442	14,086
Concentradora Hipotecaria SAPI de CV REIT	22,787	27,162
Consorcio ARA SAB de CV Series	12,905	4,056
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	28,738	39,931
Corp. Inmobiliaria Vesta SAB de CV	10,772	14,888
El Puerto de Liverpool SAB de CV Series C1	12,600	97,767
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	14,877	10,466
Fibra Uno Administracion SA de CV REIT	84,909	144,625
Fomento Economico Mexicano SAB de CV	92,125	812,165
Genomma Lab Internacional SAB de CV
Class B (a)	33,979	40,322
Gentera SAB de CV	30,361	49,715
Gruma SAB de CV Class B	10,843	151,705
Grupo Aeromexico SAB de CV (a)	16,065	32,950
Grupo Aeroportuario del Centro Norte SAB de CV	5,557	29,912
Grupo Aeroportuario del Pacifico SAB de CV Class B	13,407	129,641
Grupo Aeroportuario del Sureste SAB de CV Class B	15,293	263,943
Grupo Bimbo SAB de CV Series A	48,209	119,255

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Grupo Carso SAB de CV Series A1	26,392	$120,454
Grupo Comercial Chedraui SA de CV	3,163	6,771
Grupo Elektra SAB de CV	3,103	73,044
Grupo Financiero Banorte SAB de CV Series O	113,694	649,899
Grupo Financiero Inbursa SAB de CV Series O	136,939	225,612
Grupo Financiero Santander Mexico SAB de CV Class B	61,361	110,315
Grupo GICSA SA de CV (a)	38,046	25,897
Grupo Herdez SAB de CV	7,353	15,117
Grupo Industrial Maseca SAB de CV Class B	6,327	7,861
Grupo Lala SAB de CV	11,179	20,163
Grupo Mexico SAB de CV Series B	156,329	467,141
Grupo Rotoplas SAB de CV (b)	2,801	3,395
Grupo Televisa SAB ADR	713	18,495
Grupo Televisa SAB Series CPO	88,922	457,779
Hoteles City Express SAB de CV (a)	13,081	13,418
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	43,194	72,219
Industrias Bachoco SAB de CV Series B	2,394	10,801
Industrias Penoles SAB de CV	4,356	111,712
Infraestructura Energetica Nova SAB de CV	3,452	16,353
Kimberly-Clark de Mexico SAB de CV Class A	85,344	184,108
La Comer SAB de CV (a) (b)	17,884	14,443
Macquarie Mexico Real Estate Management S.A. de C.V. REIT	14,790	16,452
Medica Sur SAB de CV Series B	6,412	13,243
Megacable Holdings SAB de CV	8,945	34,461
Mexichem SAB de CV	38,851	105,264
Minera Frisco SAB de CV (a)	31,399	20,756
Nemak SAB de CV (b) (d)	76,861	85,210
OHL Mexico SAB de CV	20,308	28,509
PLA Administradora Industrial S de RL de CV (a)	15,556	25,290
Prologis Property Mexico SA de CV REIT	3,101	5,287
Promotora y Operadora de Infraestructura SAB de CV (a)	11,260	120,981
Telesites SAB de CV (a)	48,466	31,240
TV Azteca SAB de CV	162,952	30,282
Unifin Financiera SAPI de CV SOFOM ENR	3,848	9,725
Vitro SAB de CV Series A	8,990	35,131
Wal-Mart de Mexico SAB de CV	233,716	535,579

		7,656,299

PERU — 4.0%
Alicorp SAA	33,725	79,890
Cementos Pacasmayo SAA	3,216	7,223
Cia de Minas Buenaventura SAA ADR	8,519	102,569
Cia Minera Milpo SAA	47,655	57,177
Credicorp, Ltd.	2,878	469,977
Ferreycorp SAA	28,877	18,123
Fossal SAA (a)	816	101
Grana y Montero SAA	12,703	8,207
InRetail Peru Corp. (a) (d)	2,515	47,835

Intercorp Financial Services, Inc. Series INC	1,865	61,545
Southern Copper Corp.	8,983	322,400
Volcan Cia Minera SAA Class B	152,696	41,339

		1,216,386

TOTAL COMMON STOCKS (Cost $46,391,744)		30,070,687

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
B2W Cia Digital (expiring 4/25/17) (a)	1,994	942
Cosan Logistica SA (expiring 4/13/17) (a)	15	1

		943

TOTAL RIGHTS (Cost $0)		943

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g)	96,643	96,643
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	417,673	417,673

TOTAL SHORT-TERM INVESTMENTS (Cost $514,316)		514,316

TOTAL INVESTMENTS — 100.8% (Cost $46,906,060)		30,585,946
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(231,094)

NET ASSETS — 100.0%		$30,354,852

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $104,344 representing 0.3% of the Fund’s net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$16,385,364	$104,344	$—	$16,489,708
Chile	3,292,399	—	—	3,292,399
Colombia	1,378,387	—	—	1,378,387
Luxembourg	37,508	—	—	37,508
Mexico	7,656,299	—	—	7,656,299
Peru	1,216,386	—	—	1,216,386
Rights
Brazil	943	—	—	943
Short-Term Investments	514,316	—	—	514,316

TOTAL INVESTMENTS	$30,481,602	$104,344	$—	$30,585,946

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,840	$45,840	19	45,859	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	305,321	208,678	96,643	96,643	72
State Street Navigator Securities Lending Government Money Market Portfolio*	1,152,332	1,152,332	5,753,261	6,487,920	417,673	417,673	4,317

TOTAL		$1,198,172				$514,316	$4,390

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
EGYPT — 2.6%
Arab Cotton Ginning	18,436	$4,841
Commercial International Bank Egypt SAE	69,389	290,357
Eastern Tobacco	3,673	43,348
Egypt Kuwait Holding Co. SAE	59,526	39,883
Egyptian Financial Group-Hermes Holding Co. (a)	34,950	50,498
ElSewedy Electric Co.	6,670	31,728
Ezz Steel (a)	18,708	20,843
Global Telecom Holding SAE GDR (a) (b)	40,547	76,264
Juhayna Food Industries	49,838	22,558
Palm Hills Developments SAE	83,844	15,050
Sidi Kerir Petrochemicals Co.	13,398	14,586
Six of October Development & Investment (a)	30,387	22,390
Talaat Moustafa Group	97,169	49,419
Telecom Egypt Co.	29,837	18,944

		700,709

NETHERLANDS — 3.6%
Steinhoff International Holdings NV	201,153	962,654

QATAR — 9.3%
Aamal Co. (a)	10,733	42,300
Al Khalij Commercial Bank PQSC	6,292	25,230
Al Meera Consumer Goods Co. QSC	486	22,477
Barwa Real Estate Co.	6,807	66,834
Commercial Bank QSC	12,316	114,836
Doha Bank QSC	6,517	56,201
Gulf International Services QSC	3,251	25,268
Industries Qatar QSC	8,181	247,827
Mannai Corp. QSC	240	5,273
Masraf Al Rayan QSC	23,372	270,558
Medicare Group	491	12,905
Ooredoo QSC	7,568	200,782
Qatar Electricity & Water Co. QSC	1,925	116,311
Qatar First Bank (a)	7,485	17,741
Qatar Gas Transport Co., Ltd.	13,873	80,965
Qatar Industrial Manufacturing Co. QSC	1,927	23,128
Qatar Insurance Co. SAQ	8,243	159,151
Qatar International Islamic Bank QSC	2,648	49,817
Qatar Islamic Bank SAQ	4,133	116,120
Qatar National Bank QPSC	14,697	589,721
Qatar National Cement Co. QSC	1,142	24,652
Qatar Navigation QSC	2,915	61,245
Salam International Investment, Ltd. QSC	4,475	12,966
United Development Co. QSC	10,237	55,387
Vodafone Qatar QSC (a)	28,191	72,314

		2,470,009

SOUTH AFRICA — 72.2%
Adcock Ingram Holdings, Ltd.	10,430	48,421
Adcorp Holdings, Ltd.	5,180	6,297
Advtech, Ltd.	27,728	41,358
AECI, Ltd.	8,672	74,375
African Oxygen, Ltd.	9,527	14,068
African Rainbow Minerals, Ltd.	7,152	50,703
Afrimat, Ltd.	9,169	20,172
Alexander Forbes Group Holdings, Ltd.	39,426	18,906
Allied Electronics Corp., Ltd. (a)	19,596	14,468
Anglo American Platinum, Ltd. (a)	4,117	93,978

AngloGold Ashanti, Ltd. (a) (c)	25,260	269,861
ArcelorMittal South Africa, Ltd. (a)	19,671	14,568
Arrowhead Properties, Ltd. Class A	43,917	29,969
Ascendis Health, Ltd. (c)	18,506	31,122
Aspen Pharmacare Holdings, Ltd.	18,583	380,731
Assore, Ltd.	2,226	40,578
Astral Foods, Ltd.	3,866	45,237
Attacq, Ltd. (a)	47,177	59,953
Aveng, Ltd. (a)	35,691	18,819
AVI, Ltd.	18,246	134,715
Balwin Properties, Ltd.	17,568	10,088
Barclays Africa Group, Ltd.	20,481	213,093
Barloworld, Ltd.	12,349	109,871
Bid Corp., Ltd.	17,978	348,197
Bidvest Group, Ltd.	17,978	206,304
Blue Label Telecoms, Ltd.	23,094	30,692
Brait SE (a)	17,930	104,568
Capevin Holdings, Ltd.	29,605	19,098
Capitec Bank Holdings, Ltd.	3,791	215,259
Cashbuild, Ltd.	1,265	35,314
City Lodge Hotels, Ltd.	2,369	27,100
Clicks Group, Ltd.	14,637	139,834
Clover Industries, Ltd.	9,666	12,976
Consolidated Infrastructure Group, Ltd. (a)	2,610	4,010
Coronation Fund Managers, Ltd.	19,578	92,336
Curro Holdings, Ltd. (a)	8,170	29,850
DataTec, Ltd.	13,236	50,945
Delta Property Fund, Ltd. REIT	20,456	13,547
Discovery, Ltd.	25,365	243,478
Distell Group, Ltd.	2,259	23,249
Emira Property Fund, Ltd.	20,429	21,406
EOH Holdings, Ltd.	6,222	64,332
Exxaro Resources, Ltd.	9,519	83,691
Famous Brands, Ltd.	3,956	45,969
FirstRand, Ltd. (c)	205,809	711,573
Foschini Group, Ltd.	11,388	131,208
Gold Fields, Ltd.	46,092	160,770
Grindrod, Ltd. (a)	35,011	37,338
Group Five, Ltd.	9,827	15,346
Growthpoint Properties, Ltd. REIT	148,603	287,038
Harmony Gold Mining Co., Ltd.	24,855	60,892
Hosken Consolidated Investments, Ltd.	4,162	44,029
Hudaco Industries, Ltd.	2,230	24,007
Hyprop Investments, Ltd.	12,463	114,046
Impala Platinum Holdings, Ltd. (a)	38,479	129,768
Imperial Holdings, Ltd. (c)	11,926	146,754
Investec, Ltd.	15,765	107,532
Invicta Holdings, Ltd.	1,270	5,562
Italtile, Ltd.	18,482	18,994
JSE, Ltd.	5,338	51,299
KAP Industrial Holdings, Ltd.	46,710	31,143
Kumba Iron Ore, Ltd. (a) (c)	3,392	51,330
Lewis Group, Ltd.	7,955	24,621
Liberty Holdings, Ltd.	6,394	51,619
Life Healthcare Group Holdings, Ltd.	67,380	145,677
Massmart Holdings, Ltd.	5,861	59,520
Mediclinic International PLC	21,681	192,706
Metair Investments, Ltd.	2,981	5,636
MMI Holdings, Ltd. (c)	57,108	97,489

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Mondi, Ltd.	7,864	$187,979
Mpact, Ltd.	12,695	29,284
Mr. Price Group, Ltd.	15,258	181,952
MTN Group, Ltd.	96,669	879,546
Murray & Roberts Holdings, Ltd.	38,025	43,672
Nampak, Ltd. (a)	36,109	45,834
Naspers, Ltd. Class N	27,157	4,688,614
Nedbank Group, Ltd.	12,138	218,613
Netcare, Ltd.	100,008	190,935
Northam Platinum, Ltd. (a)	20,197	77,406
Oceana Group, Ltd.	2,858	22,169
Octodec Investments, Ltd.	6,475	11,599
Omnia Holdings, Ltd.	4,463	54,020
Peregrine Holdings, Ltd.	4,567	9,353
Pick n Pay Stores, Ltd.	22,243	110,363
Pioneer Foods Group, Ltd.	8,179	107,728
PPC, Ltd. (a)	34,697	16,846
PSG Group, Ltd.	4,772	87,904
Rand Merchant Investment Holdings, Ltd. (c)	49,917	153,748
Raubex Group, Ltd.	12,159	23,141
Redefine Properties, Ltd. REIT	282,615	232,057
Remgro, Ltd.	31,321	481,398
Resilient REIT, Ltd.	22,215	193,078
Reunert, Ltd.	10,276	55,178
Rhodes Food Group Pty, Ltd. (c)	4,342	7,726
RMB Holdings, Ltd.	50,209	219,315
Royal Bafokeng Platinum, Ltd. (a)	1,512	3,834
SA Corporate Real Estate, Ltd.	99,946	40,996
Sanlam, Ltd.	100,622	505,558
Santam, Ltd.	891	16,916
Sappi, Ltd.	30,740	208,919
Sasol, Ltd.	31,730	924,279
Shoprite Holdings, Ltd.	24,042	347,126
Sibanye Gold, Ltd.	39,924	85,453
SPAR Group, Ltd.	10,024	130,272
Standard Bank Group, Ltd.	76,228	817,211
Sun International, Ltd.	7,427	42,096
Super Group, Ltd. (a)	12,377	32,851
Telkom SA SOC, Ltd.	19,516	109,204
Tiger Brands, Ltd.	11,597	346,342
Tongaat Hulett, Ltd.	7,961	73,063
Transaction Capital, Ltd.	10,344	11,641
Trencor, Ltd.	8,584	25,479
Truworths International, Ltd. (c)	25,097	162,107
Tsogo Sun Holdings, Ltd.	26,915	55,481
Vodacom Group, Ltd.	32,183	364,823
Vukile Property Fund, Ltd. REIT	17,589	25,251
Wilson Bayly Holmes-Ovcon, Ltd.	2,999	36,043
Woolworths Holdings, Ltd.	52,051	271,381
Zeder Investments, Ltd.	34,427	19,898

		19,245,085

UNITED ARAB EMIRATES — 11.0%
Abu Dhabi Commercial Bank PJSC	116,705	216,061
Agthia Group PJSC	10,808	18,921
Air Arabia PJSC	159,998	46,174
Ajman Bank PJSC (a)	28,331	9,950
Al Waha Capital PJSC	66,668	35,213
Aldar Properties PJSC	220,058	135,402
Arabtec Holding PJSC (a)	158,228	38,469

Bank of Sharjah (a)	19,408	7,398
DAMAC Properties Dubai Co. PJSC	105,891	81,299
Dana Gas PJSC (a)	238,658	27,290
Deyaar Development PJSC (a)	100,976	15,643
DP World, Ltd.	10,780	231,770
Dubai Financial Market PJSC	111,951	38,099
Dubai Investments PJSC	99,170	65,879
Dubai Islamic Bank PJSC	86,449	131,804
DXB Entertainments PJSC (a)	192,474	53,450
Emaar Malls PJSC	132,021	94,891
Emaar Properties PJSC	222,722	442,655
Emirates Telecommunications Group Co. PJSC	108,866	534,994
Eshraq Properties Co. PJSC (a)	79,638	23,200
First Gulf Bank PJSC	73,061	256,599
National Bank of Abu Dhabi PJSC	84,583	236,040
National Bank of Ras Al-Khaimah PSC	39,123	51,127
Orascom Construction, Ltd. (a)	2,295	12,622
RAK Properties PJSC	68,506	11,750
Ras Al Khaimah Ceramics	25,802	15,103
Union National Bank PJSC	77,006	91,829

		2,923,632

UNITED KINGDOM — 0.0% (d)
Pan African Resources PLC	61,444	12,052

TOTAL COMMON STOCKS (Cost $32,722,378)		26,314,141

WARRANTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (Cost $0)	888	358

RIGHTS — 0.0% (d)
QATAR — 0.0% (d)
Doha Bank QSC (expiring 5/9/17) (a)	1,449	2,547

SOUTH AFRICA — 0.0% (d)
Life Healthcare Group Holdings, Ltd. (expiring 4/13/17) (a)	23,055	7,737

TOTAL RIGHTS (Cost $0)		10,284

SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	98,043	98,043
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,385,573	1,385,573

TOTAL SHORT-TERM INVESTMENTS (Cost $1,483,616)		1,483,616

TOTAL INVESTMENTS — 104.3% (Cost $34,205,994)		27,808,399
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(1,146,211)

NET ASSETS — 100.0%		$26,662,188

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $76,264 representing 0.3% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Egypt	$624,445	$76,264	$—	$700,709
Netherlands	962,654	—	—	962,654
Qatar	2,470,009	—	—	2,470,009
South Africa	19,245,085	—	—	19,245,085
United Arab Emirates	2,923,632	—	—	2,923,632
United Kingdom	12,052	—	—	12,052
Warrants
South Africa	358	—	—	358
Rights
Qatar	—	2,547	—	2,547
South Africa	7,737	—	—	7,737
Short-Term Investments	1,483,616	—	—	1,483,616

TOTAL INVESTMENTS	$27,729,588	$78,811	$—	$27,808,399

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	52,544	$52,544	—	52,544	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	927,472	829,429	98,043	98,043	78
State Street Navigator Securities Lending Government Money Market Portfolio*	846,193	846,193	3,211,486	2,672,106	1,385,573	1,385,573	1,770

TOTAL		$898,737				$1,483,616	$1,849

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.3%
Abacus Property Group	12,256	$30,292
AGL Energy, Ltd.	29,446	592,346
Alumina, Ltd.	289,873	395,822
Amcor, Ltd.	80,420	923,907
AMP, Ltd.	162,979	644,022
Ansell, Ltd.	25,670	471,347
APA Group	113,243	774,031
Aristocrat Leisure, Ltd.	52,104	714,263
Arrium, Ltd. (a) (b)	163,093	—
Australia & New Zealand Banking Group, Ltd.	120,763	2,931,387
BHP Billiton PLC	82,493	1,272,913
BHP Billiton, Ltd.	137,903	2,528,991
Billabong International, Ltd. (a) (c)	25,227	24,055
BlueScope Steel, Ltd.	37,063	346,633
Boral, Ltd.	30,000	133,651
Brambles, Ltd.	117,253	836,324
BWP Trust	178,761	388,648
Caltex Australia, Ltd.	11,818	265,863
carsales.com, Ltd.	15,883	135,218
Challenger, Ltd.	29,124	278,826
Coca-Cola Amatil, Ltd.	27,652	228,241
Cochlear, Ltd.	2,434	251,092
Commonwealth Bank of Australia	73,673	4,828,265
Computershare, Ltd.	75,184	806,399
CSL, Ltd.	25,892	2,475,481
CSR, Ltd.	104,689	360,178
Dexus Property Group REIT	20,500	152,787
DUET Group	77,200	164,309
Fairfax Media, Ltd.	107,582	84,121
Fortescue Metals Group, Ltd.	75,015	356,513
Goodman Group REIT	69,305	409,208
GPT Group REIT	77,229	303,408
GWA Group, Ltd.	96,042	212,470
Harvey Norman Holdings, Ltd. (c)	25,648	88,632
Healthscope, Ltd.	90,708	157,076
Iluka Resources, Ltd.	23,182	134,755
Incitec Pivot, Ltd.	73,337	210,354
Infigen Energy (a)	68,722	52,687
Ingenia Communities Group	62,994	130,229
Insurance Australia Group, Ltd.	186,359	860,092
LendLease Group	73,242	870,496
Macquarie Group, Ltd.	19,699	1,355,470
Medibank Pvt, Ltd.	120,537	259,304
Mirvac Group REIT	78,898	131,810
National Australia Bank, Ltd.	107,418	2,732,006
Newcrest Mining, Ltd.	38,112	647,472
Oil Search, Ltd.	51,182	281,899
Orica, Ltd.	13,372	179,535
Origin Energy, Ltd.	98,563	530,081
Orora, Ltd.	82,536	186,369
OZ Minerals, Ltd.	20,974	125,280
Perpetual, Ltd.	13,288	528,631
QBE Insurance Group, Ltd.	59,161	581,738
Ramsay Health Care, Ltd.	5,634	300,380
REA Group, Ltd.	2,304	104,279
Santos, Ltd.	109,828	318,373
Scentre Group REIT	228,795	748,760

SEEK, Ltd.	15,520	188,484
Sonic Healthcare, Ltd.	26,015	438,983
South32, Ltd. (d)	138,480	291,565
South32, Ltd. (d)	82,493	172,008
Stockland REIT	105,612	373,827
Suncorp Group, Ltd.	56,312	567,470
Sydney Airport	48,594	250,963
Tatts Group, Ltd.	178,173	602,122
Telstra Corp., Ltd.	189,822	674,794
TPG Telecom, Ltd.	15,864	84,350
Transurban Group Stapled Security	87,473	778,725
Treasury Wine Estates, Ltd.	54,799	511,256
Vicinity Centres REIT	142,998	308,713
Wesfarmers, Ltd.	51,773	1,780,041
Westfield Corp.	88,352	598,506
Westpac Banking Corp.	143,866	3,847,770
Woodside Petroleum, Ltd.	40,481	990,660
Woolworths, Ltd.	70,741	1,430,066
WorleyParsons, Ltd. (a) (c)	21,658	181,905

		49,908,927

AUSTRIA — 0.2%
ANDRITZ AG	1,569	78,679
Erste Group Bank AG (a)	15,430	503,759
OMV AG	15,319	604,340
Voestalpine AG	13,664	539,268

		1,726,046

BELGIUM — 1.1%
Ackermans & van Haaren NV	970	152,818
Aedifica SA	3,158	238,495
Ageas	20,224	792,544
Anheuser-Busch InBev SA	38,780	4,267,997
Bekaert SA	4,302	211,034
Colruyt SA	2,756	135,652
Gimv NV	816	45,654
Groupe Bruxelles Lambert SA	3,510	319,476
KBC Group NV	14,797	984,227
Proximus SADP	6,207	195,277
Solvay SA	3,220	394,505
UCB SA	10,207	793,767
Umicore SA	4,425	252,729

		8,784,175

CANADA — 8.3%
AGF Management, Ltd. Class B	29,013	134,008
Agnico Eagle Mines, Ltd.	9,974	421,950
Agrium, Inc. (c)	10,664	1,014,865
Alamos Gold, Inc. Class A (c)	10,689	85,599
Algonquin Power & Utilities Corp. (c)	11,636	110,807
Alimentation Couche-Tard, Inc. Class B	18,377	827,871
AltaGas, Ltd. (c)	6,340	146,419
Amaya, Inc. (a)	8,072	136,606
ARC Resources, Ltd. (c)	16,268	231,764
Atco, Ltd. Class I	3,220	124,850
Athabasca Oil Corp. (a)	14,955	17,157
Avigilon Corp. (a) (c)	2,979	34,489
B2Gold Corp. (a)	48,420	137,601
Badger Daylighting, Ltd. (c)	2,880	75,474
Bank of Montreal	26,315	1,959,936
Bank of Nova Scotia	52,190	3,044,563

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Barrick Gold Corp.	52,551	$995,342
BCE, Inc.	11,942	527,234
BlackBerry, Ltd. (a)	28,170	217,562
Bombardier, Inc. Class B (a)	104,641	160,063
Brookfield Asset Management, Inc. Class A	47,451	1,723,841
CAE, Inc.	12,573	191,567
Cameco Corp.	29,084	321,011
Canadian Energy Services & Technology Corp.	13,664	74,690
Canadian Imperial Bank of Commerce	19,355	1,664,183
Canadian National Railway Co.	34,947	2,572,187
Canadian Natural Resources, Ltd.	56,909	1,857,922
Canadian Pacific Railway, Ltd.	8,674	1,270,548
Canadian Solar, Inc. (a) (c)	1,986	24,368
Canadian Tire Corp., Ltd. Class A	3,634	430,472
Canadian Utilities, Ltd. Class A	5,080	148,402
Canadian Western Bank	19,321	426,362
CCL Industries, Inc. Class B	1,060	230,607
Cenovus Energy, Inc.	33,514	378,199
CGI Group, Inc. Class A (a)	18,521	884,908
CI Financial Corp.	10,512	208,325
Cineplex, Inc. (c)	2,756	104,359
Constellation Software, Inc.	887	434,638
Crescent Point Energy Corp. (c)	31,000	334,023
CT Real Estate Investment Trust	12,706	143,290
Detour Gold Corp. (a)	8,405	96,046
DH Corp.	4,636	87,739
Dollarama, Inc.	4,913	406,000
ECN Capital Corp.	14,005	37,700
Eldorado Gold Corp.	28,797	98,246
Element Fleet Management Corp.	16,794	155,014
Emera, Inc.	6,358	223,971
Empire Co., Ltd. Class A	7,033	107,157
Enbridge Income Fund Holdings, Inc. (c)	4,196	104,298
Enbridge, Inc.	69,257	2,893,044
Encana Corp.	41,108	480,233
Enerplus Corp.	6,820	54,769
Exchange Income Corp. (c)	6,224	182,195
Fairfax Financial Holdings, Ltd.	1,636	742,404
Finning International, Inc.	6,049	112,666
Firm Capital Mortgage Investment Corp.	25,359	265,065
First Capital Realty, Inc.	5,884	88,371
First Majestic Silver Corp. (a) (c)	11,980	96,925
First Quantum Minerals, Ltd.	29,141	308,748
Fortis, Inc.	17,662	583,635
Franco-Nevada Corp.	7,444	486,275
George Weston, Ltd.	2,038	177,310
Gildan Activewear, Inc.	10,115	272,509
Goldcorp, Inc.	40,863	594,416
Gran Tierra Energy, Inc. (a)	21,779	57,810
Great-West Lifeco, Inc.	13,225	365,419
H&R Real Estate Investment Trust REIT	5,884	101,784
Home Capital Group, Inc.	2,971	57,988
Husky Energy, Inc. (a)	26,042	293,098
Hydro One, Ltd. (e)	7,235	131,555
IAMGOLD Corp. (a)	36,788	146,749

Imperial Oil, Ltd.	10,760	326,919
Industrial Alliance Insurance & Financial Services, Inc.	4,427	191,301
Innergex Renewable Energy, Inc. (c)	21,996	235,851
Intact Financial Corp.	6,162	436,998
Inter Pipeline, Ltd.	14,666	308,243
K-Bro Linen, Inc. (c)	6,049	178,887
Keyera Corp.	7,481	218,823
Kinross Gold Corp. (a)	47,822	168,174
Linamar Corp. (c)	2,185	99,104
Loblaw Cos., Ltd.	10,193	551,514
Lundin Mining Corp.	32,177	180,711
MacDonald Dettwiler & Associates, Ltd.	1,986	104,613
Magna International, Inc.	17,108	736,196
Manulife Financial Corp.	90,562	1,601,888
Methanex Corp.	3,642	170,159
Metro, Inc.	10,702	327,805
National Bank of Canada	16,300	682,482
New Gold, Inc. (a)	26,052	77,551
Onex Corp.	3,550	254,075
Open Text Corp.	9,512	322,380
Pan American Silver Corp.	6,480	113,114
Parex Resources, Inc. (a)	15,850	201,445
Pembina Pipeline Corp.	13,410	423,722
Pengrowth Energy Corp. (a) (c)	20,008	19,953
Penn West Petroleum, Ltd. (a)	22,237	37,850
Peyto Exploration & Development Corp. (c)	5,760	118,124
Potash Corp. of Saskatchewan, Inc. (c)	46,687	795,358
Power Corp. of Canada	16,268	381,069
Power Financial Corp.	13,551	357,357
PrairieSky Royalty, Ltd.	8,944	188,182
Precision Drilling Corp. (a)	13,476	63,558
Pure Industrial Real Estate Trust	36,637	167,300
Quebecor, Inc. Class B	3,600	110,701
Redknee Solutions, Inc. (a) (c)	20,783	17,298
Restaurant Brands International, Inc.	9,952	552,802
Richelieu Hardware, Ltd.	2,336	48,169
Richmont Mines, Inc. (a)	6,465	45,713
RioCan Real Estate Investment Trust	6,784	133,274
Ritchie Bros Auctioneers, Inc.	4,636	152,152
Rogers Communications, Inc. Class B	24,571	1,083,324
Royal Bank of Canada	69,280	5,033,209
Russel Metals, Inc.	2,589	50,512
Saputo, Inc.	11,437	393,539
Secure Energy Services, Inc. (c)	8,331	61,218
SEMAFO, Inc. (a)	20,089	60,403
Seven Generations Energy, Ltd. Class A (a)	7,601	138,495
Shaw Communications, Inc. Class B	35,523	734,352
Sherritt International Corp. (a)	41,068	28,946
Shopify, Inc. Class A (a)	2,500	170,041
Silver Wheaton Corp.	17,388	361,280
Sirius XM Canada Holdings, Inc. (c)	554	2,289
SNC-Lavalin Group, Inc.	8,663	338,946
Stantec, Inc. (c)	3,344	86,531
Sun Life Financial, Inc.	33,679	1,226,298
Suncor Energy, Inc.	83,837	2,566,689
Teck Resources, Ltd. Class B	25,606	558,334

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TELUS Corp.	20,499	$663,549
TMX Group, Ltd.	2,142	108,268
Toromont Industries, Ltd.	3,344	116,670
Toronto-Dominion Bank	85,758	4,283,238
Tourmaline Oil Corp. (a)	5,534	123,033
TransCanada Corp. (c)	38,638	1,777,988
Trinidad Drilling, Ltd. (a)	9,912	17,094
Turquoise Hill Resources, Ltd. (a)	41,498	126,331
Veresen, Inc. (c)	13,300	146,598
Vermilion Energy, Inc. (c)	4,878	182,406
Waste Connections, Inc.	7,458	656,633
West Fraser Timber Co., Ltd.	1,776	74,068
Whitecap Resources, Inc. (c)	15,710	121,920
Yamana Gold, Inc.	50,946	140,196
Yellow Pages, Ltd. (a)	4,908	31,207

		66,201,621

CHILE — 0.0% (f)
Antofagasta PLC	14,979	156,306

CHINA — 0.1%
APT Satellite Holdings, Ltd.	154,000	82,236
Bloomage BioTechnology Corp., Ltd. (c)	24,147	34,241
China Everbright Water, Ltd. (c)	105,397	35,829
Chong Hing Bank, Ltd.	1,385	3,026
ENN Energy Holdings, Ltd.	38,000	213,923
HC International, Inc. (a) (c)	60,000	53,426
Sino Grandness Food Industry Group, Ltd. (c)	318,545	54,713

		477,394

DENMARK — 1.5%
AP Moeller — Maersk A/S Class A	137	221,675
AP Moeller — Maersk A/S Class B	569	946,867
Carlsberg A/S Class B	4,506	417,369
Chr Hansen Holding A/S	4,200	270,385
Coloplast A/S Class B	3,767	295,010
Danske Bank A/S	43,644	1,490,842
DONG Energy A/S (e)	8,791	339,995
DSV A/S	7,651	397,255
FLSmidth & Co. A/S	8,027	430,631
Genmab A/S (a)	2,343	452,576
GN Store Nord A/S	24,786	580,726
ISS A/S	7,823	296,706
Jyske Bank A/S	2,058	104,428
Novo Nordisk A/S Class B	85,396	2,941,619
Novozymes A/S Class B	9,529	378,816
Pandora A/S	5,338	592,706
SimCorp A/S	11,224	678,017
TDC A/S	11,384	58,879
Vestas Wind Systems A/S	11,778	960,501

		11,855,003

EGYPT — 0.0% (f)
Integrated Diagnostics Holdings PLC (e)	12,575	39,611

FINLAND — 1.0%
Amer Sports Oyj (a)	5,883	133,268
Caverion Corp. (a) (c)	11,418	90,125
Elisa Oyj	6,641	235,461

Fortum Oyj	19,566	310,345
Kemira Oyj	18,582	228,754
Kesko Oyj Class B	3,280	156,813
Kone Oyj Class B	16,714	735,795
Konecranes Oyj	3,009	107,169
Lassila & Tikanoja Oyj	1,620	31,864
Metso Oyj (c)	11,987	363,851
Neste Oyj	10,652	416,522
Nokia Oyj	265,183	1,427,037
Nokian Renkaat Oyj	4,877	204,162
Orion Oyj Class B	4,374	228,624
Sampo Oyj Class A	23,640	1,124,133
Sanoma Oyj	16,362	137,287
Stockmann Oyj Abp Class B (a)	17,125	132,608
Stora Enso Oyj Class R	36,305	430,236
Tikkurila Oyj	8,031	163,202
UPM-Kymmene Oyj	30,115	709,253
Valmet Oyj	11,745	183,026
Wartsila Oyj Abp	8,766	470,190
YIT Oyj (c)	16,914	114,602

		8,134,327

FRANCE — 7.7%
Accor SA	15,149	632,712
Air Liquide SA	15,753	1,804,487
Airbus SE	27,229	2,077,327
Albioma SA	13,869	245,792
Alstom SA (a)	13,706	410,679
Arkema SA	1,900	187,933
Atos SE	3,599	446,327
AXA SA	84,502	2,192,145
BNP Paribas SA	47,709	3,185,624
Bollore SA (a) (d)	109	415
Bollore SA (d)	23,131	89,904
Bourbon Corp. (c)	16,419	174,731
Bouygues SA	14,085	574,790
Bureau Veritas SA	9,706	205,285
Cap Gemini SA	6,822	631,582
Carrefour SA	38,374	907,048
Casino Guichard Perrachon SA	6,054	339,487
CGG SA (a) (c)	1,848	13,045
Christian Dior SE	2,485	578,876
Cie de Saint-Gobain	28,580	1,471,378
Cie Generale des Etablissements Michelin	8,467	1,031,012
Cie Plastic Omnium SA	3,125	114,108
Credit Agricole SA	52,025	706,670
Danone SA	26,539	1,809,813
Dassault Systemes SE	4,491	389,744
Edenred	15,826	374,926
Electricite de France SA (c)	17,936	151,396
Engie SA	70,752	1,004,934
Essilor International SA	8,779	1,069,473
Eutelsat Communications SA	3,729	83,476
Faurecia	2,414	115,114
Fonciere Des Regions	2,265	189,708
Gecina SA REIT	1,616	219,851
Groupe Eurotunnel SE	17,695	178,507
Groupe Fnac SA (a) (d)	1,233	88,653
Groupe Fnac SA (a) (d)	400	28,929

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Hermes International	1,175	$558,110
Iliad SA	965	216,383
Ingenico Group SA	2,194	207,579
Kering	5,030	1,304,341
Klepierre REIT	8,249	321,676
L’Oreal SA	11,363	2,189,416
Lagardere SCA	13,487	398,275
Legrand SA	11,864	717,190
LVMH Moet Hennessy Louis Vuitton SE	11,690	2,573,750
Natixis SA	20,294	125,371
Nexans SA (a)	4,217	219,178
Orange SA	90,587	1,411,163
Orpea	1,997	192,187
Pernod Ricard SA	9,079	1,076,888
Peugeot SA (a)	21,025	424,447
Publicis Groupe SA	14,218	996,201
Renault SA	11,088	965,692
Rexel SA	12,840	233,736
Safran SA	14,834	1,111,075
Sanofi	52,191	4,723,561
Schneider Electric SE (d)	24,045	1,764,980
Schneider Electric SE (d)	2,000	146,165
SCOR SE	7,926	300,349
SFR Group SA (a)	9,416	296,990
Societe BIC SA	1,191	148,784
Societe Generale SA	36,098	1,835,839
Sodexo SA	4,371	515,419
Suez Environment Co.	15,590	246,863
Technicolor SA	20,566	94,826
Teleperformance	2,484	268,997
Television Francaise 1 (c)	5,160	61,811
Thales SA	4,408	427,423
TOTAL SA	102,922	5,219,452
Ubisoft Entertainment SA (a)	6,886	294,928
Unibail-Rodamco SE (c)	4,210	986,564
Valeo SA	16,666	1,112,822
Vallourec SA (a) (c)	21,588	143,709
Veolia Environnement SA	37,211	698,871
Vinci SA	20,404	1,621,456
Vivendi SA	54,755	1,067,314
Zodiac Aerospace	5,245	131,549

		61,077,211

GERMANY — 7.3%
Aareal Bank AG	2,187	84,676
adidas AG	8,912	1,699,525
Allianz SE	19,600	3,640,255
Axel Springer SE	2,682	148,504
BASF SE	37,928	3,769,381
Bayer AG	36,194	4,182,754
Bayerische Motoren Werke AG	11,582	1,059,257
Bayerische Motoren Werke AG Preference Shares	2,351	185,621
Beiersdorf AG	4,347	412,535
Bilfinger SE (a) (c)	5,804	224,035
Brenntag AG	6,766	380,282
Commerzbank AG	39,940	362,162
Continental AG	4,780	1,050,608
Covestro AG (e)	3,630	280,159

Daimler AG	42,606	3,153,391
Deutsche Bank AG (a)	50,252	868,014
Deutsche Boerse AG (a)	10,911	1,002,557
Deutsche EuroShop AG	2,746	112,560
Deutsche Lufthansa AG	7,797	126,757
Deutsche Post AG	51,694	1,775,063
Deutsche Telekom AG	146,503	2,573,670
Deutsche Wohnen AG	14,713	485,700
DMG Mori AG	3,116	152,722
E.ON SE	88,162	702,582
Evonik Industries AG	5,315	173,752
Fraport AG Frankfurt Airport Services Worldwide	2,268	160,899
Freenet AG	5,622	183,337
Fresenius Medical Care AG & Co. KGaA	9,415	796,018
Fresenius SE & Co. KGaA	17,292	1,393,202
Fuchs Petrolub SE Preference Shares	3,047	149,030
GEA Group AG	7,697	327,976
Gerresheimer AG	1,843	146,340
Hamborner REIT AG (c)	20,343	207,700
Hannover Rueck SE	2,626	303,754
HeidelbergCement AG	6,187	580,735
Henkel AG & Co. KGaA	5,463	608,543
Henkel AG & Co. KGaA Preference Shares	8,611	1,106,108
HOCHTIEF AG	4,230	701,024
HUGO BOSS AG	2,844	208,090
Infineon Technologies AG	49,364	1,010,803
Innogy SE (a) (e)	5,916	223,897
KION Group AG	3,337	218,535
KS AG	9,191	214,201
Lanxess AG	4,017	270,199
LEG Immobilien AG (a)	2,558	210,227
Linde AG	7,890	1,317,288
MAN SE	4,093	423,014
Merck KGaA	9,074	1,036,504
METRO AG	7,083	227,117
MorphoSys AG (a) (c)	951	56,014
MTU Aero Engines AG	1,633	212,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,446	1,264,418
Norma Group SE	2,151	102,020
OSRAM Licht AG	3,458	217,287
Porsche Automobil Holding SE Preference Shares	7,620	416,789
ProSiebenSat.1 Media SE	9,702	430,688
Puma SE	1,724	539,526
Rheinmetall AG	1,873	157,517
RWE AG (a)	23,514	390,696
Salzgitter AG	4,463	161,985
SAP SE	41,380	4,070,847
Sartorius AG Preference Shares	2,030	178,580
Siemens AG	35,621	4,891,838
STADA Arzneimittel AG	3,422	210,047
Symrise AG	5,340	356,048
Telefonica Deutschland Holding AG	22,148	110,151
ThyssenKrupp AG	22,560	554,003
TUI AG	20,785	287,456
Uniper SE (a)	8,808	148,657

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

United Internet AG	5,368	$238,151
Volkswagen AG Preference Shares	7,818	1,142,214
Volkswagen AG	1,682	251,228
Vonovia SE	19,352	683,652
Wirecard AG (c)	5,888	326,841
Zalando SE (a) (e)	4,858	197,053

		58,227,764

HONG KONG — 2.9%
AIA Group, Ltd.	540,800	3,409,792
Bank of East Asia, Ltd.	58,772	243,134
BOC Hong Kong Holdings, Ltd.	161,500	659,799
Cheung Kong Infrastructure Holdings, Ltd.	26,000	204,079
Cheung Kong Property Holdings, Ltd.	137,348	925,197
China Water Industry Group, Ltd. (a)	768,000	146,257
CK Hutchison Holdings, Ltd.	137,348	1,689,567
CLP Holdings, Ltd.	82,000	857,299
Dah Sing Banking Group, Ltd.	125,325	247,054
Dah Sing Financial Holdings, Ltd.	62,885	479,031
Esprit Holdings, Ltd. (a)	155,219	130,023
Galaxy Entertainment Group, Ltd.	115,000	629,640
Hang Lung Group, Ltd.	131,000	558,792
Hang Lung Properties, Ltd.	242,000	629,016
Hang Seng Bank, Ltd.	32,600	661,103
Henderson Land Development Co., Ltd.	57,641	357,127
HKT Trust & HKT, Ltd.	114,900	148,144
Hong Kong & China Gas Co., Ltd.	340,097	680,063
Hong Kong Exchanges & Clearing, Ltd.	53,530	1,347,290
Hongkong Land Holdings, Ltd.	97,800	752,082
Hopewell Highway Infrastructure, Ltd.	6,975	3,761
Hopewell Holdings, Ltd.	148,500	557,962
Hysan Development Co., Ltd.	26,841	121,746
Jardine Matheson Holdings, Ltd.	12,305	790,596
Jardine Strategic Holdings, Ltd.	4,000	168,000
Li & Fung, Ltd.	400,000	173,454
Link REIT	115,351	808,192
Major Holdings, Ltd. (e)	160,000	26,559
Melco Crown Entertainment, Ltd. ADR	6,360	117,914
Melco International Development, Ltd.	34,000	60,024
MTR Corp., Ltd.	64,679	363,281
New World Development Co., Ltd.	600,663	738,897
Noble Group, Ltd. (a) (c)	204,400	28,379
Pacific Basin Shipping, Ltd. (a)	1,124,000	238,641
Power Assets Holdings, Ltd.	60,000	517,275
Sands China, Ltd.	111,600	516,966
Sino Land Co., Ltd.	340,753	597,189
SJM Holdings, Ltd.	57,000	46,354
Sun Hung Kai Properties, Ltd.	56,509	830,384
Sundart Holdings, Ltd.	82,000	48,009
Swire Pacific, Ltd. Class A	25,500	254,623
Techtronic Industries Co., Ltd.	58,000	234,717
Wharf Holdings, Ltd.	88,000	755,272
Wheelock & Co., Ltd.	34,000	268,841

		23,021,525

IRELAND — 0.6%
Bank of Ireland (a)	1,180,692	296,760
C&C Group PLC	17,447	67,831
CRH PLC	34,779	1,230,133

Experian PLC	48,390	985,091
Glanbia PLC	5,347	103,540
Green REIT PLC	28,788	41,875
Greencore Group PLC	34,940	107,392
IFG Group PLC	22,520	40,706
Irish Bank Resolution Corp., Ltd. (a) (b)	5,635	—
James Hardie Industries PLC	18,239	286,203
Kerry Group PLC Class A	6,621	521,906
Kingspan Group PLC	6,192	198,050
Paddy Power Betfair PLC	3,632	390,403
Ryanair Holdings PLC ADR (a)	5,369	445,519
Smurfit Kappa Group PLC	8,335	220,817
UDG Healthcare PLC	10,634	93,347

		5,029,573

ISRAEL — 0.6%
Bank Hapoalim BM	46,955	285,571
Bank Leumi Le-Israel BM (a)	61,498	271,028
Bezeq The Israeli Telecommunication Corp., Ltd.	92,376	165,643
Check Point Software Technologies, Ltd. (a)	6,287	645,424
Evogene, Ltd. (a)	7,327	38,891
Israel Chemicals, Ltd.	19,133	81,159
Mazor Robotics, Ltd. (a)	6,767	99,702
Nice, Ltd.	2,721	182,424
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	7,029	298,159
Reit 1, Ltd.	65,672	217,610
Shufersal, Ltd.	101,008	488,277
Strauss Group, Ltd.	28,870	492,631
Teva Pharmaceutical Industries, Ltd. ADR	46,691	1,498,314

		4,764,833

ITALY — 1.9%
A2A SpA	63,616	96,481
Assicurazioni Generali SpA	59,868	954,074
Atlantia SpA	17,719	458,623
Azimut Holding SpA	4,270	74,579
Banca Generali SpA	3,134	82,123
Banca IFIS SpA	8,354	321,035
Banca Monte dei Paschi di Siena SpA (a) (g)	1,386	22,355
Banca Popolare di Sondrio SCPA	31,834	109,907
Banco BPM SpA	43,675	129,768
BI Esse SpA	482	13,136
BPER Banca (c)	23,093	115,592
Brembo SpA	3,844	285,122
Cairo Communication SpA	22,083	105,009
Credito Valtellinese SpA	6,569	24,872
Davide Campari-Milano SpA	11,189	130,083
Enel SpA	308,660	1,457,181
Eni SpA	113,802	1,868,354
Esprinet SpA	17,391	147,874
Falck Renewables SpA	5,100	6,093
Ferrari NV	4,637	345,925
Immobiliare Grande Distribuzione SIIQ SpA	169,332	148,509

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Interpump Group SpA	8,582	$200,100
Intesa Sanpaolo SpA	587,670	1,600,269
Iren SpA	129,394	269,313
Italgas SpA (a)	14,014	61,633
Leonardo SpA (a)	33,658	478,425
Luxottica Group SpA	6,097	337,464
Mediaset SpA	31,286	129,832
Mediobanca SpA	18,147	164,007
Prada SpA	19,500	81,924
Prysmian SpA	7,830	207,522
Recordati SpA	6,769	230,008
Reply SpA	1,684	266,746
Saipem SpA (a)	427,554	194,577
Salvatore Ferragamo SpA	2,914	87,516
Snam SpA	93,458	405,230
Societa Cattolica di Assicurazioni S.c.r.l	21,722	174,478
Sogefi SpA (a)	16,588	65,609
Telecom Italia RSP/Milano (d)	263,739	192,944
Telecom Italia SpA/Milano (a) (d)	625,329	563,816
Terna Rete Elettrica Nazionale SpA	61,284	304,790
UniCredit SpA	84,984	1,313,427
Unione di Banche Italiane SpA	38,123	146,706
Unipol Gruppo Finanziario SpA	15,738	65,243
UnipolSai Assicurazioni SpA	40,022	88,522
Yoox Net-A-Porter Group SpA (a)	3,124	74,577
Zignago Vetro SpA	17,029	130,772

		14,732,145

JAPAN — 22.3%
Acom Co., Ltd. (a)	25,400	101,436
Activia Properties, Inc.	20	95,306
Advance Residence Investment Corp.	38	103,841
Advantest Corp. (c)	23,200	433,061
Aeon Co., Ltd.	57,420	837,364
AEON Financial Service Co., Ltd. (c)	3,500	65,866
AEON REIT Investment Corp. (c)	58	64,335
Air Water, Inc.	8,000	147,321
Aisin Seiki Co., Ltd.	8,700	427,075
Ajinomoto Co., Inc.	23,800	469,144
Akita Bank, Ltd.	143,550	447,024
Alconix Corp.	27,200	449,875
Alfresa Holdings Corp.	9,800	169,651
Alps Electric Co., Ltd.	8,800	249,161
Amada Holdings Co., Ltd.	16,000	182,500
ANA Holdings, Inc.	36,000	109,780
Aomori Bank, Ltd.	10,101	34,628
Aoyama Trading Co., Ltd.	2,100	71,991
Aozora Bank, Ltd.	51,000	187,651
Asahi Glass Co., Ltd.	51,000	412,833
Asahi Group Holdings, Ltd.	33,436	1,262,664
Asahi Kasei Corp.	108,550	1,052,087
Asics Corp.	9,200	147,623
Astellas Pharma, Inc.	129,900	1,708,996
Atom Corp. (c)	46,100	300,769
Awa Bank, Ltd.	11,550	73,179
Bandai Namco Holdings, Inc.	10,200	304,819
Bank of Iwate, Ltd.	10,755	455,082
Bank of Kyoto, Ltd.	16,000	116,450
Bank of Okinawa, Ltd.	14,300	546,693

Bridgestone Corp.	31,265	1,263,451
Brother Industries, Ltd.	9,000	187,786
Calbee, Inc. (c)	3,700	126,012
Can Do Co., Ltd. (c)	5,300	84,330
Canon, Inc.	57,216	1,782,256
Casio Computer Co., Ltd.	32,700	454,566
Central Japan Railway Co.	9,100	1,481,414
Chiba Bank, Ltd.	35,550	228,110
Chubu Electric Power Co., Inc.	26,565	355,456
Chugai Pharmaceutical Co., Ltd.	16,480	565,700
Chugoku Electric Power Co., Inc.	8,500	93,978
COLOPL, Inc. (c)	2,000	18,523
Colowide Co., Ltd.	2,400	40,190
Concordia Financial Group, Ltd.	54,900	253,930
COOKPAD, Inc. (c)	8,700	73,391
Credit Saison Co., Ltd.	26,600	474,088
CyberAgent, Inc.	5,800	171,507
Dai Nippon Printing Co., Ltd.	27,000	290,766
Dai-ichi Life Holdings, Inc.	52,700	944,230
Daicel Corp.	11,900	143,210
Daifuku Co., Ltd.	5,300	131,989
Daiichi Sankyo Co., Ltd.	43,065	968,895
Daiken Medical Co., Ltd. (c)	13,600	97,640
Daikin Industries, Ltd.	18,210	1,827,864
Daisan Bank, Ltd.	765	11,403
Daishi Bank, Ltd.	15,176	60,061
Daito Trust Construction Co., Ltd.	5,355	735,033
Daiwa House Industry Co., Ltd.	30,200	866,187
Daiwa House REIT Investment Corp.	51	132,454
Daiwa Securities Group, Inc.	111,550	678,630
DeNA Co., Ltd. (c)	8,600	174,346
Denso Corp.	22,510	989,244
Dentsu, Inc.	9,800	531,203
Disco Corp.	1,300	197,514
Don Quijote Holdings Co., Ltd.	3,400	117,778
Dowa Holdings Co., Ltd.	22,000	158,342
East Japan Railway Co.	17,200	1,496,337
Ebara Corp.	3,800	123,961
Eighteenth Bank, Ltd.	8,251	26,583
Eisai Co., Ltd.	14,451	747,515
Electric Power Development Co., Ltd.	5,500	128,578
euglena Co., Ltd. (a) (c)	5,000	54,967
F@N Communications, Inc.	5,200	38,780
FamilyMart UNY Holdings Co., Ltd.	3,800	226,438
FANUC Corp.	9,455	1,936,311
Fast Retailing Co., Ltd.	2,600	814,790
Feed One Co., Ltd.	214,900	381,856
Financial Products Group Co., Ltd. (c)	13,000	115,149
Foster Electric Co., Ltd.	16,000	273,966
Frontier Real Estate Investment Corp.	20	90,819
Fuji Electric Co., Ltd.	27,000	160,163
Fuji Heavy Industries, Ltd.	28,900	1,058,949
FUJIFILM Holdings Corp.	28,710	1,120,265
Fujitsu, Ltd.	104,513	638,633
Fukuoka Corp. REIT	10	16,378
Fukuoka Financial Group, Inc.	143,550	620,938
Furukawa Electric Co., Ltd.	11,255	404,020
GLP J — REIT	157	181,333
GMO internet, Inc.	3,500	41,335
GS Yuasa Corp.	17,000	79,180

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

GungHo Online Entertainment, Inc. (c)	16,500	$36,723
Gurunavi, Inc.	5,200	108,732
Hakuhodo DY Holdings, Inc.	12,400	146,890
Hamamatsu Photonics KK	8,800	253,110
Hankyu Hanshin Holdings, Inc.	13,500	438,571
Hankyu REIT, Inc.	180	243,112
Haseko Corp.	12,800	138,304
Heiwa Real Estate REIT, Inc.	413	310,223
Hino Motors, Ltd.	9,500	114,839
Hirose Electric Co., Ltd.	900	124,383
Hisamitsu Pharmaceutical Co., Inc.	3,300	188,351
Hitachi Metals, Ltd.	11,500	161,204
Hitachi, Ltd.	249,475	1,348,907
Hokkoku Bank, Ltd.	143,550	544,931
Honda Motor Co., Ltd.	82,475	2,480,245
Hoshizaki Corp.	2,000	157,229
Hoya Corp.	16,606	798,185
Hulic Co., Ltd.	15,000	140,941
Hyakugo Bank, Ltd.	10,550	42,037
Ibiden Co., Ltd.	14,800	230,308
Ichigo Office REIT Investment	569	357,444
Idemitsu Kosan Co., Ltd.	4,700	163,233
IHI Corp. (a)	45,000	141,748
Iida Group Holdings Co., Ltd.	5,000	76,640
Industrial & Infrastructure Fund Investment Corp.	40	179,844
Infomart Corp.	25,200	143,832
Inpex Corp.	33,700	331,012
Intage Holdings, Inc.	11,000	197,433
Iriso Electronics Co., Ltd. (c)	2,200	140,967
Isetan Mitsukoshi Holdings, Ltd.	17,300	189,721
Isuzu Motors, Ltd.	61,100	807,410
ITOCHU Corp.	106,050	1,503,715
Iwatani Corp.	14,000	81,414
J Front Retailing Co., Ltd.	5,100	75,518
Jafco Co., Ltd. (a)	2,100	70,484
Japan Airlines Co., Ltd.	4,000	126,573
Japan Airport Terminal Co., Ltd. (c)	4,800	166,490
Japan Excellent, Inc.	86	105,503
Japan Exchange Group, Inc.	28,000	398,277
Japan Hotel REIT Investment Corp.	158	109,039
Japan Logistics Fund, Inc.	37	79,558
Japan Post Bank Co., Ltd.	17,200	213,167
Japan Post Holdings Co., Ltd.	21,000	263,277
Japan Prime Realty Investment Corp. REIT	29	112,169
Japan Real Estate Investment Corp. REIT	35	185,318
Japan Retail Fund Investment Corp. REIT	47	92,119
Japan Tissue Engineering Co., Ltd. (a)	2,200	26,575
Japan Tobacco, Inc.	43,500	1,412,393
JFE Holdings, Inc.	28,710	491,726
JGC Corp.	9,700	168,442
JSR Corp.	24,100	405,956
JTEKT Corp.	10,700	166,026
JX Holdings, Inc.	120,900	593,162
Kajima Corp.	104,475	680,686
Kakaku.com, Inc. (c)	12,100	164,511
Kaken Pharmaceutical Co., Ltd.	2,000	112,896

Kansai Electric Power Co., Inc.	53,200	652,647
Kansai Paint Co., Ltd.	12,200	258,715
Kao Corp.	23,900	1,309,213
Kawai Musical Instruments Manufacturing Co., Ltd.	9,700	203,088
Kawasaki Heavy Industries, Ltd.	46,000	139,532
KDDI Corp.	81,900	2,147,642
Keihan Holdings Co., Ltd.	24,000	146,675
Keikyu Corp.	24,000	263,197
Keio Corp. (c)	26,000	205,797
Keisei Electric Railway Co., Ltd.	9,900	229,487
Kenedix Office Investment Corp. REIT	42	247,258
Kenedix, Inc.	13,700	54,466
Keyence Corp.	4,000	1,600,287
Kikkoman Corp.	8,000	238,715
Kintetsu Group Holdings Co., Ltd.	73,101	263,067
Kirin Holdings Co., Ltd.	37,200	701,235
Kiyo Bank, Ltd.	32,000	489,922
KNT-CT Holdings Co., Ltd. (a) (c)	128,000	158,521
Kobe Steel, Ltd. (a)	15,999	145,876
Koito Manufacturing Co., Ltd.	5,000	259,804
Komatsu, Ltd.	53,320	1,388,387
Konami Holdings Corp.	4,300	182,334
Konica Minolta, Inc.	49,075	438,649
Kubota Corp.	68,650	1,029,473
Kuraray Co., Ltd.	15,600	236,317
Kurita Water Industries, Ltd.	15,110	365,173
Kyocera Corp.	25,400	1,413,720
Kyoritsu Maintenance Co., Ltd. (c)	1,200	35,700
Kyoto Kimono Yuzen Co., Ltd. (c)	22,900	196,262
Kyowa Hakko Kirin Co., Ltd.	9,900	156,545
Kyushu Electric Power Co., Inc. (c)	18,100	192,647
Kyushu Financial Group, Inc.	9,700	59,281
Kyushu Railway Co.	7,000	215,158
Lawson, Inc.	1,500	101,633
Leopalace21 Corp.	1,600	8,256
Lion Corp.	10,000	179,664
LIXIL Group Corp.	10,000	253,522
M3, Inc.	8,900	220,683
Makita Corp.	11,200	391,995
Marubeni Corp.	145,550	895,401
Marui Group Co., Ltd. (c)	10,300	139,854
Matsuya Co., Ltd. (c)	26,600	251,606
Mazda Motor Corp.	19,600	281,960
MCUBS MidCity Investment Corp.	117	353,320
Mebuki Financial Group, Inc.	36,200	144,566
Medipal Holdings Corp.	30,999	485,724
MEIJI Holdings Co., Ltd.	5,200	432,594
Meiko Network Japan Co., Ltd.	26,500	290,613
Milbon Co., Ltd.	12,300	618,146
MINEBEA MITSUMI, Inc.	17,300	230,553
MISUMI Group, Inc.	12,200	220,285
Mitsubishi Chemical Holdings Corp.	67,300	520,257
Mitsubishi Corp.	84,338	1,820,650
Mitsubishi Electric Corp.	124,150	1,779,301
Mitsubishi Estate Co., Ltd.	56,925	1,037,043
Mitsubishi Gas Chemical Co., Inc.	9,900	205,410
Mitsubishi Heavy Industries, Ltd.	201,101	805,992
Mitsubishi Logistics Corp.	9,000	123,898
Mitsubishi Materials Corp.	5,700	172,386

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Mitsubishi Motors Corp.	42,900	$257,562
Mitsubishi Tanabe Pharma Corp.	10,900	226,745
Mitsubishi UFJ Financial Group, Inc.	588,224	3,693,622
Mitsui & Co., Ltd.	101,826	1,473,521
Mitsui Chemicals, Inc.	113,550	560,464
Mitsui Fudosan Co., Ltd.	43,000	916,109
Mitsui OSK Lines, Ltd.	120,550	378,646
Mizuho Financial Group, Inc.	1,107,300	2,027,185
Mori Hills Investment Corp. REIT	52	69,626
MS&AD Insurance Group Holdings, Inc.	28,999	921,264
Murata Manufacturing Co., Ltd.	10,300	1,463,704
Musashino Bank, Ltd.	14,355	425,123
Nabtesco Corp.	5,200	137,665
Nachi-Fujikoshi Corp.	15,000	76,730
Nagoya Railroad Co., Ltd.	40,000	179,844
Nanto Bank, Ltd.	14,155	517,649
NEC Corp.	92,000	221,269
NGK Insulators, Ltd.	13,700	309,827
NGK Spark Plug Co., Ltd.	5,200	118,718
NH Foods, Ltd.	9,000	241,416
NHK Spring Co., Ltd.	10,500	115,808
Nidec Corp.	13,500	1,283,609
Nikon Corp.	28,400	411,358
Nintendo Co., Ltd.	5,100	1,182,433
Nippon Accommodations Fund, Inc.	11	47,730
Nippon Building Fund, Inc. REIT	38	207,682
Nippon Express Co., Ltd.	41,000	210,464
Nippon Paint Holdings Co., Ltd.	9,900	344,274
Nippon Paper Industries Co., Ltd.	4,200	75,459
Nippon Prologis REIT, Inc.	78	168,908
Nippon Shinyaku Co., Ltd.	2,600	132,298
Nippon Steel & Sumitomo Metal Corp.	35,800	824,078
Nippon Suisan Kaisha, Ltd.	90,400	450,256
Nippon Telegraph & Telephone Corp.	29,300	1,249,516
Nippon Yusen KK (a)	143,550	302,739
Nissan Chemical Industries, Ltd.	5,900	171,552
Nissan Motor Co., Ltd.	114,741	1,105,398
Nissei ASB Machine Co., Ltd.	4,300	107,124
Nisshin Seifun Group, Inc.	11,400	169,931
Nissin Foods Holdings Co., Ltd.	4,100	227,021
Nitori Holdings Co., Ltd.	3,500	441,937
Nitto Denko Corp.	9,600	741,086
Nomura Holdings, Inc.	185,885	1,154,212
Nomura Real Estate Master Fund, Inc.	177	274,483
Nomura Research Institute, Ltd.	3,600	132,460
NSK, Ltd.	18,000	257,166
NTT Data Corp.	11,000	521,224
NTT DOCOMO, Inc.	54,100	1,258,676
Obayashi Corp.	30,550	285,404
Odakyu Electric Railway Co., Ltd.	16,399	318,767
Ogaki Kyoritsu Bank, Ltd.	143,550	426,412
Oji Holdings Corp.	23,000	107,538
Oki Electric Industry Co., Ltd.	3,600	51,756
Olympus Corp.	15,200	583,828
Omron Corp.	9,500	416,472
Ono Pharmaceutical Co., Ltd. (c)	23,700	490,143
Oriental Land Co., Ltd. (c)	12,200	698,848
ORIX Corp.	57,300	847,184
Orix JREIT, Inc. REIT	59	93,400

Osaka Gas Co., Ltd.	92,000	349,242
Otsuka Holdings Co., Ltd.	24,500	1,104,182
Panasonic Corp.	115,050	1,298,868
Pigeon Corp.	10,300	328,605
Rakuten, Inc.	30,800	308,193
Raysum Co., Ltd.	3,300	30,503
Recruit Holdings Co., Ltd.	20,200	1,029,669
Renesas Electronics Corp. (a) (c)	10,700	112,061
Resona Holdings, Inc.	97,000	520,473
Ricoh Co., Ltd.	27,000	221,951
Ringer Hut Co., Ltd.	900	18,439
Rinnai Corp.	1,700	135,170
Riso Kyoiku Co., Ltd.	19,906	120,940
Rock Field Co., Ltd.	25,800	422,089
Rohm Co., Ltd.	5,700	378,534
Rohto Pharmaceutical Co., Ltd. (c)	5,901	110,468
Ryohin Keikaku Co., Ltd.	1,000	218,882
San-In Godo Bank, Ltd.	8,450	67,642
Sanrio Co., Ltd. (c)	3,900	71,574
Santen Pharmaceutical Co., Ltd.	18,100	261,843
Sawai Pharmaceutical Co., Ltd. (c)	1,600	86,440
SBI Holdings, Inc.	9,300	129,531
Secom Co., Ltd.	14,548	1,040,411
Sega Sammy Holdings, Inc.	5,300	70,965
Seibu Holdings, Inc.	10,200	168,154
Seiko Epson Corp.	18,400	387,056
Seino Holdings Co., Ltd.	9,400	105,447
Sekisui Chemical Co., Ltd.	17,200	288,802
Sekisui House SI Residential Investment Corp. (c)	156	172,758
Sekisui House, Ltd.	28,400	466,664
Seria Co., Ltd.	3,800	163,690
Seven & i Holdings Co., Ltd.	42,928	1,680,445
Sharp Corp. (a) (c)	58,000	244,638
Shiga Bank, Ltd.	11,550	59,186
Shikoku Bank, Ltd.	9,101	23,767
Shikoku Electric Power Co., Inc.	9,500	104,267
Shimadzu Corp.	15,200	241,307
Shimano, Inc.	3,700	539,576
Shimizu Corp.	31,513	282,240
Shin-Etsu Chemical Co., Ltd.	20,117	1,741,078
Shinsei Bank, Ltd.	52,000	95,665
Shionogi & Co., Ltd.	14,100	727,334
Shiseido Co., Ltd.	18,000	473,302
Shizuoka Bank, Ltd.	27,000	219,528
SMC Corp.	3,100	915,840
SMS Co., Ltd.	9,200	233,075
SoftBank Group Corp.	40,736	2,874,149
Sohgo Security Services Co., Ltd.	3,800	141,694
Sojitz Corp.	53,000	132,702
Sompo Holdings, Inc.	29,400	1,076,215
Sony Corp.	55,420	1,873,030
Square Enix Holdings Co., Ltd.	3,400	96,114
Stanley Electric Co., Ltd.	24,773	705,863
Start Today Co., Ltd.	10,500	232,087
Starts Proceed Investment Corp.	51	68,333
Sumitomo Chemical Co., Ltd.	143,550	801,293
Sumitomo Corp.	76,775	1,031,774
Sumitomo Dainippon Pharma Co., Ltd.	5,300	87,422
Sumitomo Electric Industries, Ltd.	47,120	780,611

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Sumitomo Heavy Industries, Ltd.	24,000	$167,136
Sumitomo Metal Mining Co., Ltd.	24,000	341,057
Sumitomo Mitsui Financial Group, Inc.	59,800	2,170,789
Sumitomo Mitsui Trust Holdings, Inc.	24,655	854,064
Sumitomo Precision Products Co., Ltd.	46,000	147,375
Sumitomo Realty & Development Co., Ltd.	. 20,000	517,993
Sun Corp. (c)	3,000	20,192
Sun Frontier Fudousan Co., Ltd.	3,100	26,986
Suntory Beverage & Food, Ltd.	5,000	210,446
Suruga Bank, Ltd.	9,100	191,424
Suzuki Motor Corp.	19,600	812,988
Sysmex Corp.	5,800	351,342
T&D Holdings, Inc.	43,300	627,953
Tadano, Ltd.	5,200	60,619
Taiheiyo Cement Corp.	23,000	76,784
Taisei Corp.	88,438	643,662
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	170,367
Taiyo Yuden Co., Ltd.	19,600	247,309
Takeda Pharmaceutical Co., Ltd.	39,665	1,861,333
Takeuchi Manufacturing Co., Ltd.	16,800	316,310
TDK Corp.	11,455	724,740
Teijin, Ltd.	29,510	555,878
Temp Holdings Co., Ltd.	5,700	106,092
Terumo Corp.	29,000	1,005,878
THK Co., Ltd.	5,400	135,836
Tobu Railway Co., Ltd.	47,000	237,889
Toho Bank, Ltd.	12,101	45,502
Toho Co., Ltd.	8,600	227,754
Toho Gas Co., Ltd.	22,000	155,380
Tohoku Electric Power Co., Inc.	26,400	357,275
Tokio Marine Holdings, Inc.	38,465	1,621,032
Tokyo Dome Corp.	33,800	313,643
Tokyo Electric Power Co. Holdings, Inc. (a)	57,775	226,060
Tokyo Electron, Ltd.	10,855	1,184,084
Tokyo Gas Co., Ltd.	145,475	661,381
Tokyo Tatemono Co., Ltd.	8,500	111,981
Tokyu Corp.	50,550	357,475
Tokyu Fudosan Holdings Corp.	18,700	101,362
TonenGeneral Sekiyu KK (a) (g)	12,000	150,130
Toppan Printing Co., Ltd.	28,000	285,201
Toray Industries, Inc.	125,550	1,112,069
Toshiba Corp. (a) (c)	244,513	529,709
Tosoh Corp.	28,000	245,751
TOTO, Ltd.	4,000	150,947
Toyo Seikan Group Holdings, Ltd.	7,400	120,068
Toyo Suisan Kaisha, Ltd.	3,000	111,595
Toyo Tire & Rubber Co., Ltd.	8,500	152,562
Toyota Industries Corp.	9,200	456,574
Toyota Motor Corp.	124,488	6,750,036
Toyota Tsusho Corp.	8,600	260,092
Trend Micro, Inc.	4,500	199,901
Tsuruha Holdings, Inc.	1,500	138,652
Unicharm Corp.	17,000	406,960
United Urban Investment Corp. REIT	55	84,403
USS Co., Ltd.	10,010	166,729
Warabeya Nichiyo Holdings Co., Ltd.	14,600	338,304
West Japan Railway Co.	8,500	552,351

Yahoo! Japan Corp.	48,000	221,413
Yakult Honsha Co., Ltd.	4,200	232,935
Yamada Denki Co., Ltd.	76,080	378,932
Yamagata Bank, Ltd. (c)	130,176	566,592
Yamaha Corp.	10,200	280,562
Yamaha Motor Co., Ltd.	11,300	271,877
Yamanashi Chuo Bank, Ltd.	7,550	33,742
Yamato Holdings Co., Ltd.	15,200	318,173
Yamazaki Baking Co., Ltd.	9,400	193,180
Yaskawa Electric Corp.	10,100	202,489
Yokogawa Electric Corp.	9,800	154,084
Zenrin Co., Ltd.	27,500	584,156

		178,021,175

JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	6,068	150,313

LUXEMBOURG — 0.2%
APERAM SA (c)	1,978	99,114
ArcelorMittal (a)	80,771	681,261
Millicom International Cellular SA SDR	2,569	143,782
RTL Group SA	1,636	131,584
SES SA	14,680	342,360
Tenaris SA	16,312	280,365

		1,678,466

MACAU — 0.0% (f)
MGM China Holdings, Ltd.	21,600	45,026
Wynn Macau, Ltd.	47,600	96,897

		141,923

MALTA — 0.0% (f)
Catena Media PLC (a) (c)	9,079	106,772

MEXICO — 0.0% (f)
Fresnillo PLC	8,632	167,953

NETHERLANDS — 3.4%
ABN AMRO Group NV (e)	9,209	224,076
Aegon NV	97,929	499,714
AerCap Holdings NV (a)	3,574	164,297
Akzo Nobel NV	15,573	1,294,678
Altice NV Class A (a)	13,664	309,897
ASML Holding NV	22,518	2,996,064
Constellium NV Class A (a)	3,543	23,030
EXOR NV	4,196	217,570
Fugro NV (a)	5,788	90,413
Gemalto NV	3,144	176,136
Heineken Holding NV	4,173	332,823
Heineken NV	9,473	808,521
ING Groep NV	179,912	2,726,660
Koninklijke Ahold Delhaize NV	69,530	1,491,778
Koninklijke DSM NV	12,368	838,799
Koninklijke KPN NV	199,534	602,461
Koninklijke Philips NV	55,922	1,802,116
NN Group NV	12,852	419,042
NXP Semiconductors NV (a)	14,976	1,550,016
OCI NV (a)	1,738	33,488
PostNL NV (a)	34,366	162,756
Randstad Holding NV (c)	2,778	160,742
Royal Dutch Shell PLC Class A	186,329	4,883,578
Royal Dutch Shell PLC Class B	159,547	4,358,199

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SBM Offshore NV	18,147	$298,415
Wolters Kluwer NV	13,212	550,610

		27,015,879

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)	123,291	257,698
Air New Zealand, Ltd.	54,629	93,943
Auckland International Airport, Ltd.	22,919	108,306
Fisher & Paykel Healthcare Corp., Ltd.	105,861	717,821
Fletcher Building, Ltd.	15,511	90,213
Goodman Property Trust	101,118	85,177
Infratil, Ltd.	43,217	87,914
Investore Property, Ltd. (c)	17,659	16,418
Kiwi Property Group, Ltd.	105,328	104,922
Property for Industry, Ltd.	102,555	115,781
Steel & Tube Holdings, Ltd.	64,553	106,046
Stride Property Group	66,705	80,670
Vital Healthcare Property Trust	89,895	129,138
Xero, Ltd. (a)	4,655	64,398

		2,058,445

NORWAY — 0.6%
Akastor ASA (a) (c)	6,049	9,120
Aker Solutions ASA (a)	6,049	36,447
DNB ASA	52,335	829,302
DNO ASA (a) (c)	34,709	29,217
Marine Harvest ASA (a)	14,987	228,411
Norsk Hydro ASA	87,759	509,456
Orkla ASA	84,084	752,839
Schibsted ASA Class A	3,047	78,402
Schibsted ASA Class B	2,917	66,736
Statoil ASA	49,139	839,303
Storebrand ASA (a)	48,672	323,577
Telenor ASA	44,609	742,194
TGS Nopec Geophysical Co. ASA	4,927	104,404
Yara International ASA	14,704	565,980

		5,115,388

PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	364,387	76,426
EDP — Energias de Portugal SA	149,494	507,655
Galp Energia SGPS SA	18,234	277,418
Mota-Engil SGPS SA (c)	23,586	47,779
NOS SGPS SA	55,907	305,554
Pharol SGPS SA	64,666	26,005

		1,240,837

SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	127,598	126,475
Ascendas REIT	91,115	164,324
Ascendas Hospitality Trust	182,200	101,708
Cache Logistics Trust	146,000	88,292
CapitaLand, Ltd.	284,000	737,794
China New Town Development Co., Ltd. (g)	1,443,800	78,957
City Developments, Ltd.	23,000	167,895
ComfortDelGro Corp., Ltd.	91,200	167,088
COSCO Corp. Singapore, Ltd. (a) (c)	416,200	92,337
Croesus Retail Trust	335,966	213,991
DBS Group Holdings, Ltd.	81,140	1,126,541

Genting Singapore PLC	575,300	419,957
Global Logistic Properties, Ltd.	76,000	151,206
IGG, Inc.	52,000	72,130
Jardine Cycle & Carriage, Ltd.	3,333	104,620
Keppel REIT	38,909	29,238
Keppel Corp., Ltd.	148,175	735,944
Lippo Malls Indonesia Retail Trust	850,100	240,313
Oversea-Chinese Banking Corp., Ltd.	158,637	1,103,522
Sembcorp Industries, Ltd.	39,200	89,212
Singapore Airlines, Ltd.	49,056	353,535
Singapore Exchange, Ltd.	37,300	205,547
Singapore Press Holdings, Ltd. (c)	70,000	177,843
Singapore Telecommunications, Ltd.	340,200	954,401
Soilbuild Business Space REIT	242,100	116,952
United Overseas Bank, Ltd.	52,438	829,746
UOL Group, Ltd.	27,828	138,811
Wilmar International, Ltd.	141,000	356,208

		9,144,587

SOUTH AFRICA — 0.1%
Investec PLC	24,639	167,605
Lonmin PLC (a) (c)	9,416	10,008
Mondi PLC	31,574	760,813

		938,426

SOUTH KOREA — 4.7%
Advanced Process Systems Corp. (a) (g)	3,900	97,125
Amorepacific Corp.	1,148	287,950
Asiana Airlines, Inc. (a)	34,142	137,844
BNK Financial Group, Inc.	14,647	120,236
Celltrion, Inc.	4,049	326,223
CJ CGV Co., Ltd.	5,059	339,740
CMG Pharmaceutical Co., Ltd. (a) (c)	11,052	34,145
Coway Co., Ltd.	1,722	148,132
Crown Confectionery Co., Ltd. (g)	5,390	160,018
CUROCOM Co., Ltd. (a) (c)	14,071	30,198
Dae Han Flour Mills Co., Ltd.	1,902	299,340
Daewoo Shipbuilding & Marine Engineering
Co., Ltd. (a) (b)	3,626	7,263
Digitech Systems Co., Ltd. (a) (b)	19,094	—
DIO Corp. (a)	1,800	51,668
Dongkuk Industries Co., Ltd.	68,051	295,742
Dongwon F&B Co., Ltd.	1,003	208,529
Dongwon Industries Co., Ltd.	1,118	339,909
DY Corp.	11,908	78,691
E-MART, Inc.	768	141,128
Eyegene, Inc. (a)	3,008	23,670
Genic Co., Ltd. (a)	7,426	79,685
GS Home Shopping, Inc.	974	200,322
Hana Financial Group, Inc.	11,151	368,443
Hana Tour Service, Inc.	3,454	245,854
Hancom, Inc.	8,032	118,508
Hankook Shell Oil Co., Ltd.	400	142,180
Hankook Tire Co., Ltd.	1,918	93,473
Hanssem Co., Ltd.	2,042	401,717
Harim Co., Ltd.	30,811	143,268
Hotel Shilla Co., Ltd.	4,141	167,003
HS Industries Co., Ltd.	8,625	84,453
Huons Co., Ltd. (a)	2,316	105,828

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Huons Global Co., Ltd.	2,191	$49,079
Hyundai Elevator Co., Ltd.	2,758	155,867
Hyundai Engineering Plastics Co., Ltd.	48,270	364,302
Hyundai Glovis Co., Ltd.	663	87,151
Hyundai Heavy Industries Co., Ltd. (a)	1,715	253,040
Hyundai Hy Communications & Network Co., Ltd.	47,999	166,964
Hyundai Mobis Co., Ltd.	2,603	559,797
Hyundai Motor Co.	6,605	930,240
Hyundai Motor Co. Preference Shares	1,121	103,750
Hyundai Steel Co.	2,386	124,815
Infinitt Healthcare Co., Ltd. (a)	16,405	105,621
Interpark Holdings Corp.	11,754	50,451
Jeil Pharmaceutical Co.	740	42,945
Jenax, Inc. (a) (c)	17,251	340,917
JoyCity Corp. (a)	3,966	71,816
Kangstem Biotech Co., Ltd. (a)	2,969	25,408
Kangwon Land, Inc.	3,968	135,543
KB Capital Co., Ltd.	4,990	109,768
KB Financial Group, Inc.	22,503	986,003
KCC Corp.	191	60,461
Kia Motors Corp.	9,518	315,337
KIWOOM Securities Co., Ltd.	7,528	547,956
Koh Young Technology, Inc.	12,659	580,709
Korea Electric Power Corp. ADR (a)	32,811	680,172
Korea Zinc Co., Ltd.	628	242,597
Korean Air Lines Co., Ltd. (a)	4,077	115,022
KT Corp. ADR (a)	30,820	518,701
KT&G Corp.	4,627	403,409
Ktis Corp.	28,185	85,818
KyungDong City Gas Co., Ltd.	934	60,301
LabGenomics Co., Ltd. (a)	3,767	32,068
LG Chem, Ltd.	1,902	500,034
LG Chem, Ltd. Preference Shares	819	139,515
LG Display Co., Ltd.	9,503	257,056
LG Display Co., Ltd. ADR (a)	42,843	583,522
LG Electronics, Inc.	5,364	325,687
LG Household & Health Care, Ltd.	442	320,542
LG Uplus Corp.	10,494	134,190
Lotte Chemical Corp.	619	205,079
Lotte Food Co., Ltd.	419	233,798
Lotte Shopping Co., Ltd.	256	49,790
Medy-Tox, Inc.	769	318,382
Modetour Network, Inc.	11,704	404,506
Muhak Co., Ltd. (c)	10,728	222,081
Multicampus Corp.	5,950	199,256
NAVER Corp.	1,383	1,057,377
NCSoft Corp.	713	194,460
Nexon GT Co., Ltd. (a) (c)	10,083	73,934
NHN Entertainment Corp. (a)	555	29,728
OCI Co., Ltd. (c)	717	54,306
Orientbio, Inc. (a) (c)	21,063	22,790
Orion Corp.	135	80,882
Ottogi Corp.	343	233,104
POSCO ADR	21,068	1,358,886
S-1 Corp.	1,631	130,824
Sajo Industries Co., Ltd. (c)	6,591	396,650
Samchuly Bicycle Co., Ltd. (c)	6,862	91,428
Samsung C&T Corp.	4,036	460,154
Samsung Electronics Co., Ltd. GDR	11,101	10,185,167

Samsung Engineering Co., Ltd. (a)	6,796	78,090
Samsung Fire & Marine Insurance Co., Ltd.	1,197	286,860
Samsung Heavy Industries Co., Ltd. (a)	11,886	119,041
Samsung Life Insurance Co., Ltd.	3,498	339,384
Samsung SDI Co., Ltd.	1,330	164,124
Samsung SDS Co., Ltd.	1,627	194,227
Shinhan Financial Group Co., Ltd.	18,151	756,359
Shinsegae Food Co., Ltd.	2,486	332,341
SK Bioland Co., Ltd. (c)	11,863	176,094
SK Holdings Co., Ltd.	1,114	242,564
SK Hynix, Inc.	22,320	1,007,923
SK Innovation Co., Ltd.	5,210	775,700
SK Telecom Co., Ltd. ADR	25,680	646,622
Woori Bank	9,128	106,111
Youlchon Chemical Co., Ltd.	9,924	118,914
Yungjin Pharmaceutical Co., Ltd. (a) (c)	6,352	46,406

		37,238,201

SPAIN — 2.7%
Abertis Infraestructuras SA	21,289	343,822
Acciona SA	1,156	92,891
Acerinox SA	6,210	87,175
ACS Actividades de Construccion y Servicios SA	8,618	293,988
Aena SA (e)	3,199	507,407
Amadeus IT Group SA	19,582	996,093
Atresmedia Corp. de Medios de Comunicacion SA	9,994	126,559
Banco Bilbao Vizcaya Argentaria SA	292,099	2,271,253
Banco de Sabadell SA	209,604	385,144
Banco Popular Espanol SA	162,518	158,177
Banco Santander SA	636,295	3,909,754
Bankia SA (c)	130,814	149,146
Bankinter SA	35,922	302,407
Bolsas y Mercados Espanoles SHMSF SA	2,961	98,492
CaixaBank SA	152,875	658,771
Cellnex Telecom SA (e)	6,524	107,981
Distribuidora Internacional de Alimentacion SA	33,592	194,767
Ebro Foods SA	4,497	91,145
Enagas SA	9,931	258,638
Endesa SA	13,530	318,796
Faes Farma SA	12,118	43,354
Ferrovial SA	19,450	390,259
Gamesa Corp. Tecnologica SA	9,772	231,817
Gas Natural SDG SA	15,749	345,983
Grifols SA	17,958	441,568
Grifols SA Class B, Preference Shares	11,371	214,049
Iberdrola SA	258,666	1,854,979
Indra Sistemas SA (a)	21,892	280,273
Industria de Diseno Textil SA	49,109	1,735,410
Inmobiliaria Colonial SA	12,815	95,985
Let’s GOWEX SA (a) (b) (c)	4,019	—
Mapfre SA	42,121	144,837
Mediaset Espana Comunicacion SA	8,790	113,615
Merlin Properties Socimi SA	13,813	154,828
NH Hotel Group SA (a)	37,220	175,954

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Pharma Mar SA (a) (c)	46,233	$147,357
Red Electrica Corp. SA	18,977	365,343
Repsol SA	61,430	951,043
Sacyr SA (a)	22,011	54,829
Telefonica SA	201,863	2,263,738
Viscofan SA	1,857	96,259

		21,453,886

SWEDEN — 2.7%
AddLife AB (a)	2,058	38,148
AddTech AB Class B	8,601	143,056
Alfa Laval AB	36,462	690,582
Assa Abloy AB Class B	43,392	895,708
Atlas Copco AB Class A	28,550	1,011,432
Atlas Copco AB Class B	17,489	557,874
Bilia AB Class A	6,594	136,632
BillerudKorsnas AB	7,767	125,705
Boliden AB	11,651	348,422
Castellum AB	11,670	155,281
Electrolux AB Series B	21,147	590,002
Elekta AB Class B (c)	11,415	112,062
Getinge AB Class B (c)	3,897	68,614
Hennes & Mauritz AB Class B	44,639	1,144,936
Hexagon AB Class B	8,822	355,714
Hexpol AB	13,692	140,933
Husqvarna AB Class B	18,006	158,616
ICA Gruppen AB (c)	3,362	115,151
Industrivarden AB Class A	8,488	196,887
Industrivarden AB Class C	7,178	156,049
Investor AB Class A	5,878	246,357
Investor AB Class B	16,261	686,990
JM AB	3,619	114,671
Karo Pharma AB (a) (c)	51,410	186,562
Kinnevik AB Class B	14,121	378,002
KNOW IT AB	16,750	222,313
Lagercrantz Group AB Class B	22,304	217,337
Lundin Petroleum AB (a)	9,969	202,991
NetEnt AB (a)	62,198	501,580
Nibe Industrier AB Class B	16,522	132,590
Nordea Bank AB	139,580	1,599,300
Opus Group AB	64,482	52,361
Orexo AB (a) (c)	4,832	15,911
Qliro Group AB (a) (c)	50,384	72,515
SAAB AB Class B (c)	4,351	184,356
Sandvik AB	67,382	1,010,545
Securitas AB Class B	14,004	219,589
Skandinaviska Enskilda Banken AB Class A (c)	76,063	849,376
Skanska AB Class B	17,513	413,880
SKF AB Class A	11,499	227,963
SKF AB Class B	15,993	317,592
Svenska Cellulosa AB SCA Class B	21,576	698,393
Svenska Handelsbanken AB Class A (c)	65,156	896,887
Swedbank AB Class A (c)	45,089	1,048,405
Swedish Match AB	6,922	225,996
Swedish Orphan Biovitrum AB (a) (c)	9,646	139,262
Tele2 AB Class B	37,471	359,043
Telefonaktiebolaget LM Ericsson Class B (c)	165,334	1,107,375
Telia Co. AB	110,940	467,080

Tethys Oil AB	13,512	96,100
Trelleborg AB Class B	10,619	228,239
Volvo AB Class A (c)	15,304	226,604
Volvo AB Class B (c)	69,318	1,027,158

		21,515,127

SWITZERLAND — 7.5%
ABB, Ltd.	87,676	2,052,299
Actelion, Ltd. (a)	4,713	1,331,100
Adecco Group AG	13,117	932,389
Aryzta AG (a)	1,624	52,162
Baloise Holding AG	2,194	301,827
Chocoladefabriken Lindt & Spruengli AG (d)	5	332,309
Chocoladefabriken Lindt & Spruengli AG (d)	42	238,334
Cie Financiere Richemont SA	22,849	1,807,923
Clariant AG (a)	12,506	236,139
Coca-Cola HBC AG (a)	7,621	196,407
Comet Holding AG (a)	231	282,014
Credit Suisse Group AG (a)	72,808	1,083,810
Dufry AG (a)	1,400	213,437
Galenica AG	165	174,075
Geberit AG	1,686	727,324
Givaudan SA (c)	406	731,729
Glencore PLC (a)	498,705	1,952,821
Julius Baer Group, Ltd. (a)	14,416	720,116
Kuehne + Nagel International AG	5,297	748,814
LafargeHolcim, Ltd. (a) (d)	25,439	1,504,559
LafargeHolcim, Ltd. (a) (d)	441	26,178
Leonteq AG (a) (c)	2,012	82,313
Logitech International SA	7,354	234,003
Lonza Group AG (a)	2,323	439,559
Meyer Burger Technology AG (a) (c)	5,474	4,648
Nestle SA	132,626	10,182,635
Novartis AG	120,038	8,916,355
Partners Group Holding AG	480	258,235
PSP Swiss Property AG	1,716	156,265
Roche Holding AG (d)	1,134	288,612
Roche Holding AG (d)	31,958	8,167,098
Schindler Holding AG	1,948	377,164
SGS SA	482	1,029,056
Sika AG	95	570,408
Sonova Holding AG	2,477	343,729
STMicroelectronics NV	35,752	547,576
Straumann Holding AG	453	210,332
Sulzer AG	3,687	386,031
Swatch Group AG (d)	2,581	924,926
Swatch Group AG (d)	2,560	178,518
Swiss Life Holding AG (a)	1,409	454,957
Swiss Prime Site AG (a)	3,055	269,043
Swiss Re AG	15,297	1,374,659
Swisscom AG	1,115	514,752
Syngenta AG	5,366	2,370,057
Temenos Group AG	4,205	334,400
u-blox Holding AG (a)	770	169,624
UBS Group AG (a)	155,357	2,488,009
Wolseley PLC	15,727	987,225
Zurich Insurance Group AG	7,451	1,990,506

		59,896,461

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 13.3%
3i Group PLC	90,620	$849,302
Aberdeen Asset Management PLC	48,933	161,965
Admiral Group PLC	10,727	266,796
Afren PLC (a) (b) (c)	55,933	—
Aggreko PLC	9,488	104,821
Amec Foster Wheeler PLC	39,800	264,516
Anglo American PLC (a)	67,867	1,034,920
Ashtead Group PLC	19,150	395,829
Associated British Foods PLC	15,586	507,897
AstraZeneca PLC	59,249	3,639,569
Auto Trader Group PLC (e)	32,558	159,714
Aviva PLC	222,228	1,478,348
Avon Rubber PLC	20,051	241,075
Babcock International Group PLC	22,610	249,365
BAE Systems PLC	136,572	1,097,239
Balfour Beatty PLC	117,235	394,931
Barclays PLC	603,492	1,698,687
Barratt Developments PLC	70,286	480,314
BBA Aviation PLC	51,315	195,388
Bellway PLC	4,450	150,409
Berkeley Group Holdings PLC	4,633	185,792
Big Yellow Group PLC REIT	12,154	111,021
Booker Group PLC	72,664	177,546
BP PLC	851,427	4,871,384
British American Tobacco PLC	84,965	5,630,958
British Land Co. PLC REIT	75,448	575,498
Britvic PLC	9,416	76,238
BT Group PLC	411,981	1,639,245
BTG PLC (a)	16,504	121,039
Bunzl PLC	14,515	421,087
Burberry Group PLC	23,949	516,287
Cairn Energy PLC (a)	19,103	48,850
Capita PLC	40,683	287,173
Capital & Counties Properties PLC (c)	32,637	118,597
Carnival PLC	13,862	793,539
Centamin PLC	99,305	214,452
Centrica PLC	288,239	782,130
CNH Industrial NV	43,441	420,019
Cobham PLC	54,536	90,699
Coca-Cola European Partners PLC	10,077	379,802
Compass Group PLC	75,921	1,429,728
Concentric AB	7,223	111,238
Croda International PLC	3,176	141,542
CYBG PLC (a)	32,215	111,080
Daily Mail & General Trust PLC Class A	9,920	89,312
DCC PLC	3,731	327,746
Derwent London PLC	4,911	172,684
Diageo PLC	118,578	3,385,880
Dialog Semiconductor PLC (a)	3,419	175,032
Direct Line Insurance Group PLC	62,506	271,530
Dixons Carphone PLC	44,337	176,081
Drax Group PLC	16,757	68,184
DS Smith PLC	24,082	130,722
easyJet PLC	10,953	140,523
Fiat Chrysler Automobiles NV (a)	46,591	510,772
Firstgroup PLC (a)	151,019	249,271
Foxtons Group PLC	15,885	19,119
G4S PLC	158,266	602,221

GKN PLC	74,872	340,135
GlaxoSmithKline PLC	227,154	4,713,723
Grafton Group PLC	9,474	84,704
Great Portland Estates PLC REIT	15,032	122,461
Greene King PLC	13,406	117,596
Halma PLC	16,542	211,814
Hammerson PLC	33,215	237,157
Hansteen Holdings PLC	57,781	86,341
Hargreaves Lansdown PLC	8,599	139,892
Hays PLC	60,376	118,531
Henderson Group PLC (c)	47,132	137,380
Hiscox, Ltd.	12,788	174,939
HomeServe PLC	17,463	123,377
Howden Joinery Group PLC	25,932	140,634
HSBC Holdings PLC	862,653	7,021,288
IG Group Holdings PLC	15,780	98,128
IMI PLC	10,076	150,312
Imperial Brands PLC	41,718	2,017,270
Inchcape PLC	18,111	190,574
Indivior PLC	35,097	141,360
Informa PLC	32,861	267,914
Inmarsat PLC	13,382	142,319
InterContinental Hotels Group PLC	9,454	461,994
International Consolidated Airlines Group SA	29,536	195,377
International Personal Finance PLC	14,627	29,950
Intertek Group PLC	7,318	359,992
Intu Properties PLC (c)	35,814	125,036
IP Group PLC (a)	30,531	59,824
ITV PLC	158,567	434,035
J Sainsbury PLC	106,723	352,713
John Wood Group PLC	15,433	146,763
Johnson Matthey PLC	8,617	331,874
Keller Group PLC	4,361	49,461
Kingfisher PLC	169,589	691,536
Land Securities Group PLC REIT	56,992	754,703
Legal & General Group PLC	255,874	791,255
Lloyds Banking Group PLC	2,555,226	2,119,045
London Stock Exchange Group PLC	9,626	381,688
Man Group PLC	119,347	219,827
Marks & Spencer Group PLC	108,746	458,257
Meggitt PLC	27,369	152,398
Melrose Industries PLC	80,370	224,112
Micro Focus International PLC	9,800	279,156
National Grid PLC	186,671	2,365,740
NEX Group PLC	39,805	282,966
Next PLC	9,255	499,950
Ocado Group PLC (a) (c)	17,293	52,114
Old Mutual PLC	326,372	818,673
Ophir Energy PLC (a)	25,652	27,666
Pearson PLC	51,636	440,678
Pennon Group PLC	18,009	198,621
Persimmon PLC	22,999	602,216
Petrofac, Ltd.	10,353	118,973
Provident Financial PLC	2,877	107,818
Prudential PLC	110,463	2,328,846
Randgold Resources, Ltd.	7,492	652,507
Reckitt Benckiser Group PLC	28,685	2,613,427
RELX NV	45,812	850,609
RELX PLC	52,958	1,035,702

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Rentokil Initial PLC	80,051	$246,946
Rightmove PLC	4,457	222,261
Rio Tinto PLC	51,144	2,052,572
Rio Tinto, Ltd.	17,040	785,917
Rolls-Royce Holdings PLC (a)	94,379	889,842
Royal Bank of Scotland Group PLC (a)	141,017	426,906
Royal Mail PLC	19,795	105,199
RPC Group PLC	17,651	172,490
RSA Insurance Group PLC	59,094	433,389
Sage Group PLC	48,558	382,836
Schroders PLC	4,930	186,791
Seadrill, Ltd. (a) (c)	8,508	13,383
Segro PLC	40,328	230,053
Serco Group PLC (a)	78,371	113,189
Severn Trent PLC	10,329	307,657
Shaftesbury PLC	12,070	138,100
Sky PLC	57,784	705,219
Smith & Nephew PLC	41,408	629,628
Smiths Group PLC	42,637	863,177
Spirax-Sarco Engineering PLC	3,148	187,728
Sports Direct International PLC (a)	6,778	26,122
SSE PLC	63,033	1,163,378
St James’s Place PLC	22,650	300,787
Standard Chartered PLC (a)	125,855	1,200,774
Standard Life PLC	146,483	649,703
TalkTalk Telecom Group PLC (c)	18,835	44,631
Tate & Lyle PLC	39,424	376,881
Taylor Wimpey PLC	106,620	257,447
TechnipFMC PLC (a)	11,890	389,011
Telecom Plus PLC	2,726	40,802
Tesco PLC (a)	411,103	954,102
Thomas Cook Group PLC	46,403	49,611
TP ICAP PLC	25,311	147,015
Travis Perkins PLC	6,921	131,027
Trinity Mirror PLC	20,443	29,525
Tullow Oil PLC (a)	53,482	156,491
UBM PLC	17,025	162,754
Unilever NV	73,042	3,638,143
Unilever PLC	63,486	3,127,415
United Utilities Group PLC	30,738	381,865
Victrex PLC	4,128	98,075
Vodafone Group PLC	1,244,974	3,239,655
Weir Group PLC	4,953	118,729
Whitbread PLC	8,187	405,198
William Hill PLC	62,274	226,448
Wm Morrison Supermarkets PLC	170,705	512,299
Workspace Group PLC	10,215	100,271
Worldpay Group PLC (e)	61,711	227,950
WPP PLC	58,079	1,272,388
Xaar PLC	7,679	34,088

		105,894,325

UNITED STATES — 0.7%
Argonaut Gold, Inc. (a)	15,253	26,648
Exxon Mobil Corp.	900	73,809
Flex, Ltd. (a)	59,686	1,002,725
ICON PLC (a)	2,628	209,504
InterOil Corp. (g)	1,650	6,898
Mobileye NV (a)	5,967	366,374
QIAGEN NV (a)	10,104	294,051

REC Silicon ASA (a) (c)	131,397	15,758
Shire PLC	39,175	2,283,255
Stratasys, Ltd. (a)	2,037	41,738
Tahoe Resources, Inc.	6,224	49,842
Thomson Reuters Corp.	18,462	796,123
Valeant Pharmaceuticals International, Inc. (a)	14,675	161,644

		5,328,369

TOTAL COMMON STOCKS (Cost $799,928,674)		791,242,994

WARRANTS — 0.0% (f)
FRANCE — 0.0% (f)
Peugeot SA (expiring 4/29/17) (a) (Cost $30,088)	16,021	74,539

RIGHTS — 0.0% (f)
GERMANY — 0.0% (f)
Deutsche Bank AG (expiring 4/6/17) (a) (Cost $0)	50,252	120,393

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	621,218	621,218
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	17,963,396	17,963,396

TOTAL SHORT-TERM INVESTMENTS (Cost $18,584,614)		18,584,614

TOTAL INVESTMENTS — 101.6% (Cost $818,543,376)		810,022,540
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(12,821,385)

NET ASSETS — 100.0%		$797,201,155

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $7,263, representing less than 0.05% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $515,483 representing 0.1% of the Fund’s net assets.

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$49,908,927	$—	$0	(a)	$49,908,927
Austria	1,726,046	—	—		1,726,046
Belgium	8,784,175	—	—		8,784,175
Canada	66,201,621	—	—		66,201,621
Chile	156,306	—	—		156,306
China	477,394	—	—		477,394
Denmark	11,855,003	—	—		11,855,003
Egypt	39,611	—	—		39,611
Finland	8,134,327	—	—		8,134,327
France	61,077,211	—	—		61,077,211
Germany	58,227,764	—	—		58,227,764
Hong Kong	23,021,525	—	—		23,021,525
Ireland	5,029,573	—	0	(a)	5,029,573
Israel	4,764,833	—	—		4,764,833
Italy	14,709,790	22,355	—		14,732,145
Japan	177,871,045	150,130	—		178,021,175
Jordan	150,313	—	—		150,313
Luxembourg	1,678,466	—	—		1,678,466
Macau	141,923	—	—		141,923
Malta	106,772	—	—		106,772
Mexico	167,953	—	—		167,953
Netherlands	27,015,879	—	—		27,015,879
New Zealand	2,058,445	—	—		2,058,445
Norway	5,115,388	—	—		5,115,388
Portugal	1,240,837	—	—		1,240,837
Singapore	9,065,630	78,957	—		9,144,587
South Africa	938,426	—	—		938,426
South Korea	36,973,795	257,143	7,263		37,238,201
Spain	21,453,886	—	0	(a)	21,453,886
Sweden	21,515,127	—	—		21,515,127
Switzerland	59,896,461	—	—		59,896,461
United Kingdom	105,894,325	—	0	(a)	105,894,325
United States	5,321,471	6,898	—		5,328,369
Warrants
France	74,539	—	—		74,539
Rights
Germany	120,393	—	—		120,393
Short-Term Investments	18,584,614	—	—		18,584,614

TOTAL INVESTMENTS	$809,499,794	$515,483	$7,263		$810,022,540

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	365,689	$365,689	1,564	367,253	—	$—	$15
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	16,717,801	16,096,583	621,218	621,218	1,881
State Street Navigator Securities Lending Government Money Market Portfolio*	27,460,160	27,460,160	74,217,371	83,714,135	17,963,396	17,963,396	136,126

TOTAL		$27,825,849				$18,584,614	$138,022

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.6%
Abacus Property Group	149,592	$369,737
Aconex, Ltd. (a) (b)	114,580	343,511
Acrux, Ltd. (b)	414,149	91,621
AET&D Holdings NO. 1 Pty, Ltd. (a)	110,316	—
Ainsworth Game Technology, Ltd. (a)	65,339	91,713
ALE Property Group (a)	76,100	257,174
Altium, Ltd. (a)	59,886	347,199
AP Eagers, Ltd.	34,157	236,855
APN News & Media, Ltd.	86,734	183,939
APN Outdoor Group, Ltd. (a)	91,309	397,034
ARB Corp., Ltd. (a)	16,183	181,721
Ardent Leisure Group	257,700	359,753
Arrium, Ltd. (b)	1,727,582	—
Asaleo Care, Ltd.	188,928	253,658
Aspen Group	217,499	165,919
Astro Japan Property Group	32,548	158,907
Atlas Iron, Ltd. (b)	4,300	98
Ausdrill, Ltd.	571	619
Austal, Ltd.	151,014	199,298
Austbrokers Holdings, Ltd.	27,041	241,350
Australian Agricultural Co., Ltd. (a) (b)	183,006	231,746
Australian Pharmaceutical Industries, Ltd.	71,813	111,756
Automotive Holdings Group, Ltd. (a)	66,070	207,654
Aveo Group	181,578	444,639
AWE, Ltd. (a) (b)	286,343	108,126
BC Iron, Ltd. (b)	247	34
Beach Energy, Ltd.	1,227,741	749,266
Beadell Resources, Ltd. (a) (b)	520,928	115,243
Bega Cheese, Ltd. (a)	55,495	267,976
Bellamy’s Australia, Ltd. (a)	34,697	111,168
Billabong International, Ltd. (a) (b)	62,382	59,485
Bradken, Ltd. (b)	89,100	220,902
Breville Group, Ltd.	25,444	200,505
Brickworks, Ltd.	16,539	185,214
Brookside Energy, Ltd. (b)	5,045,506	53,885
Burson Group, Ltd.	97,092	431,808
Buru Energy, Ltd. (b)	392,708	52,426
BWP Trust	161,327	350,745
Cabcharge Australia, Ltd.	58,893	135,678
Cardno, Ltd. (b)	99,469	97,126
Cash Converters International, Ltd.	31,940	7,675
Central Petroleum, Ltd. (b) (c)	1,519	232
Charter Hall Group REIT	123,901	521,739
Charter Hall Retail REIT	238,183	788,569
Cleanaway Waste Management, Ltd.	714,580	654,141
Collins Foods, Ltd.	33,126	131,405
Cooper Energy, Ltd. (b)	1,263	356
Corporate Travel Management, Ltd. (a)	48,327	738,431
Cover-More Group, Ltd.	141,051	209,283
Credit Corp. Group, Ltd. (a)	26,508	349,632
Cromwell Property Group	462,049	336,613
CSG, Ltd.	210,822	74,784
CSR, Ltd.	322,711	1,110,272
Data#3, Ltd.	543	679
Decmil Group, Ltd.	32,814	23,655
Downer EDI, Ltd.	317,210	1,401,085

DuluxGroup, Ltd.	76,122	379,195
Eclipx Group, Ltd.	135,474	404,084
Emeco Holdings, Ltd. (b)	2,462	158
ERM Power, Ltd. (a)	140,744	140,650
Estia Health, Ltd. (a)	95,938	226,146
Event Hospitality &Entertainment, Ltd.	50,752	499,438
Evolution Mining, Ltd.	3,584	5,741
Fairfax Media, Ltd.	1,015,749	794,236
Fleetwood Corp., Ltd. (b)	2,423	3,974
FlexiGroup, Ltd. (a)	107,423	189,299
Folkestone Education Trust	128,752	271,083
G8 Education, Ltd.	166,306	517,615
Galaxy Resources, Ltd. (b)	784,868	272,425
Gateway Lifestyle (a)	161,337	257,229
GDI Property Group	210,152	167,529
GrainCorp, Ltd. Class A	61,587	427,063
Greencross, Ltd. (a)	50,034	274,813
Greenland Minerals & Energy, Ltd. (b)	6,709	563
GUD Holdings, Ltd.	44,060	397,956
GWA Group, Ltd.	129,095	285,592
Hansen Technologies, Ltd.	93,933	245,783
Horizon Oil, Ltd. (b)	4,211	186
Hotel Property Investments	80,806	183,079
Icon Energy, Ltd. (b)	1,751	40
Imdex, Ltd. (b)	776	385
Independence Group NL (a)	247,866	676,923
Industria REIT	95,837	154,992
Infigen Energy (b)	926,984	710,685
Infomedia, Ltd.	348,025	193,808
Ingenia Communities Group	58,292	120,508
Intrepid Mines, Ltd. (b)	96	81
InvoCare, Ltd. (a)	199,051	2,147,103
IOOF Holdings, Ltd. (a)	98,123	638,497
IRESS, Ltd.	52,175	466,078
iSelect, Ltd.	158,273	239,062
iSentia Group, Ltd. (a)	92,057	105,338
Jacana Minerals, Ltd.	12,051	—
Japara Healthcare, Ltd. (a)	125,748	192,813
JB Hi-Fi, Ltd.	11,644	219,401
Karoon Gas Australia, Ltd. (b)	127,682	159,740
Kingsgate Consolidated, Ltd. (b)	108,903	20,354
Liquefied Natural Gas, Ltd. (a) (b)	229,937	114,015
Lynas Corp., Ltd. (a) (b)	1,493,184	104,795
MACA, Ltd.	28,744	33,439
Mantra Group, Ltd.	140,566	313,114
McMillan Shakespeare, Ltd.	40,381	407,237
Medusa Mining, Ltd. (b)	98,548	27,064
Melbourne IT, Ltd.	550	952
Mesoblast, Ltd. (a) (b)	111,886	194,603
Metals X, Ltd. (a) (b)	186,351	110,883
Metcash, Ltd. (b)	432,892	815,672
Mincor Resources NL (b)	692	111
Mineral Deposits, Ltd. (b)	86	29
Mineral Resources, Ltd.	83,103	681,497
MMA Offshore, Ltd. (b)	103,528	17,375
Monadelphous Group, Ltd.	72,174	678,864
Mount Gibson Iron, Ltd. (b)	509,582	163,268
Myer Holdings, Ltd.	433,945	402,207
MYOB Group, Ltd.	112,166	304,614

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nanosonics, Ltd. (b)	150,713	$356,411
Navitas, Ltd.	140,460	474,674
New South Resources, Ltd. (a) (b)	217,058	236,783
NEXTDC, Ltd. (b)	183,544	571,267
nib holdings, Ltd.	210,915	952,507
Nine Entertainment Co. Holdings, Ltd.	231,034	221,186
NRW Holdings, Ltd. (b)	494	252
Nufarm, Ltd.	119,310	882,851
OM Holdings, Ltd. (b)	1,236	104
oOh!media, Ltd.	87,744	309,242
Orocobre, Ltd. (a) (b)	89,309	189,400
OZ Minerals, Ltd.	109,278	652,730
OzForex Group, Ltd. (a)	122,791	138,165
Pact Group Holdings, Ltd.	64,004	341,778
Paladin Energy, Ltd. (a) (b) (c)	766,475	61,394
Peet, Ltd.	225,134	201,799
Perpetual, Ltd.	18,144	721,816
Perseus Mining, Ltd. (a) (b)	301,289	71,250
Pilbara Minerals, Ltd. (a) (b)	488,145	158,262
Primary Health Care, Ltd.	169,830	462,511
Programmed Maintenance Services, Ltd.	264,867	378,851
Qube Holdings, Ltd.	920	1,797
Quintis, Ltd. (a)	146,235	116,018
RCG Corp., Ltd. (a)	188,496	156,736
RCR Tomlinson, Ltd.	48,613	117,187
Regis Resources, Ltd.	203,441	512,143
Reject Shop, Ltd.	19,495	123,138
Reliance Worldwide Corp., Ltd.	183,648	403,476
Resapp Health, Ltd. (a) (b)	363,090	102,484
Resolute Mining, Ltd.	351,382	348,467
Retail Food Group, Ltd. (a)	75,553	307,198
Ridley Corp., Ltd.	52,655	53,624
Sandfire Resources NL	55,131	268,322
Saracen Mineral Holdings, Ltd. (b)	263,542	198,027
Select Harvests, Ltd. (a)	31,119	139,586
Senex Energy, Ltd. (a) (b)	581,803	157,559
Seven West Media, Ltd.	464,191	277,975
SG Fleet Group, Ltd.	71,818	186,274
Shopping Centres Australasia Property Group.	291,250	497,683
Sigma Pharmaceuticals, Ltd.	997,558	981,673
Silver Chef, Ltd.	10,154	56,623
Silver Lake Resources, Ltd. (b)	277,745	122,889
Sino Gas & Energy Holdings, Ltd. (b)	1,314,641	97,279
Sirtex Medical, Ltd.	32,316	441,275
Slater & Gordon, Ltd. (a) (b)	152,071	15,081
Southern Cross Media Group, Ltd.	483,942	516,845
Spotless Group Holdings, Ltd.	479,286	396,701
St. Barbara, Ltd. (b)	266,791	484,381
Starpharma Holdings, Ltd. (a) (b)	134,662	68,827
Steadfast Group, Ltd.	237,362	459,922
Strandline Resources, Ltd. (b)	50,594	270
Structural Monitoring Systems PLC (a) (b)	62,700	72,463
Sundance Energy Australia, Ltd. (a) (b)	726,088	66,468
Sundance Resources, Ltd. (b)	11,936	36
Sunland Group, Ltd.	27,994	37,265
Super Retail Group, Ltd.	52,211	408,249

Syrah Resources, Ltd. (b)	100,145	216,200
Tap Oil, Ltd. (b)	922,147	56,277
Tassal Group, Ltd.	42,591	147,182
Technology One, Ltd.	125,217	490,027
Ten Network Holdings, Ltd. (b)	58,094	25,261
Tiger Resources, Ltd. (b) (c)	2,464	92
Tox Free Solutions, Ltd.	39,093	69,485
Village Roadshow, Ltd.	7,490	23,998
Virgin Australia Holdings, Ltd. (b)	507,987	73,628
Virtus Health, Ltd.	16,389	72,264
Vista Group International, Ltd. (a)	81,408	340,311
Vita Group, Ltd.	70,729	176,974
Viva Energy REIT (a)	158,363	287,521
Webjet, Ltd.	60,981	534,042
Western Areas, Ltd. (a) (b)	112,243	197,793
Westgold Resources, Ltd. (b)	93,177	167,749
Whitehaven Coal, Ltd. (b)	270,800	617,673
WorleyParsons, Ltd. (a) (b)	94,847	796,618
WPP AUNZ, Ltd.	594,901	521,893

		51,115,585

AUSTRIA — 0.5%
CA Immobilien Anlagen AG (b)	22,318	491,607
Conwert Immobilien Invest SE (c)	24,126	408,477
DO & Co. AG	3,869	250,627
POLYTEC Holding AG	3,383	47,978
Porr AG	7,747	288,512
RHI AG	12,741	327,119
S IMMO AG (b)	29,893	359,366
Schoeller-Bleckmann Oilfield Equipment AG	4,789	334,471
Semperit AG Holding	5,113	142,403
Wienerberger AG	51,272	1,090,178
Zumtobel Group AG	22,442	433,731

		4,174,469

BELGIUM — 1.4%
Ablynx NV (a) (b)	32,048	399,155
Aedifica SA	7,468	563,990
AGFA-Gevaert NV (b)	175,689	861,934
Barco NV	17,393	1,746,791
Befimmo SA	3,001	170,950
Deceuninck NV	21,362	56,205
Econocom Group SA	24,071	357,342
Euronav NV	60,877	488,137
EVS Broadcast Equipment SA	15,404	588,911
Fagron (b)	15,150	194,525
Ion Beam Applications	11,167	612,590
Kinepolis Group NV	3,365	172,394
Lotus Bakeries	180	446,971
MDxHealth (b)	50,464	286,061
Nyrstar NV (a) (b)	54,150	337,535
Orange Belgium SA (b)	21,628	463,570
Recticel SA	29,247	229,541
Retail Estates NV REIT (a)	4,331	356,218
Rezidor Hotel Group AB	49,606	190,017
Tessenderlo Chemie NV (b)	37,902	1,512,070
ThromboGenics NV (b)	16,146	52,705
Warehouses De Pauw CVA	4,366	407,567

		10,495,179

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CANADA — 8.9%
Advantage Oil & Gas, Ltd. (b)	132,279	$870,850
Aecon Group, Inc.	28,120	362,029
Africa Oil Corp. (b)	150,802	252,156
AG Growth International, Inc. (a)	6,316	239,493
AGF Management, Ltd. Class B	11,328	52,323
AGT Food & Ingredients, Inc. (a)	10,725	250,745
Aimia, Inc.	59,826	403,730
Air Canada (b)	103,286	1,068,756
Alaris Royalty Corp. (a)	13,528	226,304
Altius Minerals Corp.	10,758	99,380
Altus Group, Ltd.	9,387	204,823
Arbutus Biopharma Corp. (b) (d)	1,124	3,653
Arbutus Biopharma Corp. (b) (c) (d)	11,276	36,647
Artis Real Estate Investment Trust	16,899	167,641
Asanko Gold, Inc. (b)	84,633	221,474
Athabasca Oil Corp. (b)	160,675	184,331
Atrium Mortgage Investment Corp. (a)	34,584	319,480
ATS Automation Tooling Systems, Inc. (b)	33,321	339,044
AutoCanada, Inc.	8,920	150,088
Avigilon Corp. (a) (b)	15,243	176,472
Badger Daylighting, Ltd. (a)	15,007	393,278
Ballard Power Systems, Inc. (a) (b)	70,858	156,205
Baytex Energy Corp. (a) (b)	93,194	317,250
Bellatrix Exploration, Ltd. (a) (b)	95,370	75,086
Birchcliff Energy, Ltd.	99,320	563,011
Bird Construction, Inc. (a)	19,095	143,322
Black Diamond Group, Ltd.	12,126	35,187
Boardwalk Real Estate Investment Trust	4,462	157,817
Bonavista Energy Corp.	92,976	241,215
Bonterra Energy Corp. (a)	9,717	167,141
Boyd Group Income Fund	1,527	97,106
Calfrac Well Services, Ltd. (b)	40,861	108,460
Callidus Capital Corp. (a)	13,300	180,305
Canaccord Genuity Group, Inc. (b)	47,801	182,437
Canacol Energy, Ltd. (a) (b)	40,354	118,915
Canadian Energy Services & Technology Corp.	83,662	457,313
Canadian Solar, Inc. (a) (b)	16,979	208,332
Canadian Western Bank (a)	18,782	414,467
Canam Group, Inc. (a)	11,738	58,177
Canfor Corp. (b)	31,276	425,174
Canyon Services Group, Inc. (b)	25,570	127,500
Capital Power Corp. (a)	17,107	334,277
Capstone Mining Corp. (b)	206,023	200,825
Cara Operations, Ltd.	8,974	178,316
Cardinal Energy, Ltd. (a)	45,232	247,586
Cascades, Inc.	25,282	259,900
Celestica, Inc. (b)	108,635	1,575,377
Centerra Gold, Inc.	83,853	480,992
Colliers International Group, Inc.	29,844	1,407,780
Colossus Minerals, Inc.	390	—
Computer Modelling Group, Ltd.	41,116	319,087
Continental Gold, Inc. (b)	56,612	170,220
Corus Entertainment, Inc. Class B	87,064	852,589
Crew Energy, Inc. (b)	68,694	255,481
Dalradian Resources, Inc. (a) (b)	108,702	114,925

Delphi Energy Corp. (a) (b)	66,063	65,882
Denison Mines Corp. (a) (b)	275,567	169,433
Descartes Systems Group, Inc. (b)	41,448	946,966
DHX Media, Ltd. (a)	64,325	267,207
DIRTT Environmental Solutions (b)	28,075	147,148
Dominion Diamond Corp.	45,583	574,893
Dorel Industries, Inc. Class B	14,686	349,297
DREAM Unlimited Corp. Class A (b)	81,956	417,876
Dundee Corp. Class A (a) (b)	61,933	189,006
Dundee Precious Metals, Inc. (a) (b)	58,202	123,068
Endeavour Mining Corp. (b)	22,701	439,160
Endeavour Silver Corp. (a) (b)	61,007	193,499
EnerCare, Inc.	27,229	424,059
Enerflex, Ltd.	41,307	587,866
Enerplus Corp.	108,587	872,018
Enghouse Systems, Ltd.	11,402	492,193
Ensign Energy Services, Inc. (a)	55,522	331,804
Entertainment One, Ltd.	142,275	435,162
Equitable Group, Inc. (a)	6,532	339,763
Exchange Income Corp. (a)	12,656	370,480
Extendicare, Inc. (a)	45,400	343,483
Firm Capital Mortgage Investment Corp. (a) .	30,798	321,917
FirstService Corp.	29,780	1,795,531
Fortuna Silver Mines, Inc. (b)	75,922	393,942
Freehold Royalties, Ltd. (a)	24,111	243,704
GASFRAC Energy Services, Inc. (b)	21,904	—
Gibson Energy, Inc. (a)	62,315	892,450
Gluskin Sheff + Associates, Inc. (a)	12,716	167,621
GMP Capital, Inc. (b)	101,405	276,770
Gran Tierra Energy, Inc. (b)	151,253	401,481
Granite Oil Corp. (a)	22,787	104,568
Granite Real Estate Investment Trust	24,475	853,730
Great Canadian Gaming Corp. (b)	28,873	533,230
Guardian Capital Group, Ltd. Class A	119,531	2,319,546
Guyana Goldfields, Inc. (b)	78,442	422,898
Heroux-Devtek, Inc. (b)	4,799	41,813
High Liner Foods, Inc.	5,583	75,562
Home Capital Group, Inc.	21,433	418,326
Horizon North Logistics, Inc.	73,779	96,259
HudBay Minerals, Inc.	87,685	574,639
IAMGOLD Corp. (b)	167,708	668,996
Imperial Metals Corp. (a) (b)	23,406	111,620
Innergex Renewable Energy, Inc. (a)	57,112	612,381
Interfor Corp. (b)	27,667	356,405
InterRent Real Estate Investment Trust	8,069	46,406
Intertape Polymer Group, Inc.	18,432	323,128
Ivanhoe Mines, Ltd. Class A (a) (b)	196,714	684,402
Just Energy Group, Inc.	78,769	493,174
Kelt Exploration, Ltd. (b)	58,600	293,516
Kinaxis, Inc. (b)	11,835	658,195
Kirkland Lake Gold, Ltd. (b)	61,695	453,813
Klondex Mines, Ltd. (b)	64,285	250,170
Knight Therapeutics, Inc. (b)	29,216	227,612
Labrador Iron Ore Royalty Corp. (a)	25,274	353,247
Laurentian Bank of Canada	3,400	149,318
Lightstream Resources, Ltd. (b)	64,736	—
Liquor Stores N.A., Ltd. (a)	16,124	115,461
Lucara Diamond Corp. (a)	112,344	260,295

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MAG Silver Corp. (b)	51,794	$676,140
Major Drilling Group International, Inc. (a) (b)	99,574	527,119
Martinrea International, Inc.	67,530	522,558
MCAN Mortgage Corp.	27,074	303,698
Medical Facilities Corp. (a)	16,291	225,129
MEG Energy Corp. (b)	87,712	443,279
Morguard Corp.	1,800	246,991
Morneau Shepell, Inc. (a)	19,242	288,129
Mountain Province Diamonds, Inc. (a) (b)	42,110	149,981
MTY Food Group, Inc. (a)	9,624	360,093
Mullen Group, Ltd.	33,619	426,020
Nevsun Resources, Ltd.	107,932	276,780
Newalta Corp. (b)	21,051	36,147
NexGen Energy, Ltd. (a) (b)	148,716	351,258
North American Palladium, Ltd. (b)	244	986
North West Co., Inc. (a)	28,581	679,566
Novadaq Technologies, Inc. (b)	22,921	178,555
Novagold Resources, Inc. (a) (b)	115,607	559,983
NuVista Energy, Ltd. (b)	101,969	470,220
Nymox Pharmaceutical Corp. (b)	42	152
OneREIT	9,150	25,179
Osisko Gold Royalties, Ltd. (a)	35,072	388,681
Painted Pony Petroleum, Ltd. (a) (b)	48,889	197,220
Paramount Resources, Ltd. Class A (b)	27,398	348,831
Parex Resources, Inc. (b)	59,420	755,197
Pason Systems, Inc.	38,769	558,432
Pengrowth Energy Corp. (a) (b)	232,864	232,227
Penn West Petroleum, Ltd. (b)	187,876	319,783
Pizza Pizza Royalty Corp.	22,200	287,144
Poseidon Concepts Corp. (b)	43,064	—
Precision Drilling Corp. (b)	140,091	660,722
Premier Gold Mines, Ltd. (b)	95,284	229,342
Premium Brands Holdings Corp.	11,886	758,889
Pretium Resources, Inc. (b)	60,775	649,834
Primero Mining Corp. (a) (b)	55,573	30,836
ProMetic Life Sciences, Inc. (b) (d)	3,753	6,494
ProMetic Life Sciences, Inc. (a) (b) (d)	265,382	457,675
Pure Technologies, Ltd.	33,044	116,205
Raging River Exploration, Inc. (b)	84,495	591,113
Redknee Solutions, Inc. (a) (b)	32,048	26,674
Reitmans Canada, Ltd. Class A	26,882	109,451
Richelieu Hardware, Ltd.	25,294	521,565
Richmont Mines, Inc. (b)	26,579	187,935
RMP Energy, Inc. (a) (b)	157,559	85,062
Rogers Sugar, Inc. (a)	9,528	44,652
Rubicon Minerals Corp. (b)	1,134	1,565
Russel Metals, Inc.	16,707	325,960
Sandstorm Gold, Ltd. (a) (b)	63,881	273,984
Sandvine Corp.	36,947	85,327
Seabridge Gold, Inc. (a) (b)	23,631	259,230
Secure Energy Services, Inc. (a)	60,512	444,658
SEMAFO, Inc. (b)	138,181	415,481
Seven Generations Energy, Ltd. Class A (b)	940	17,127
ShawCor, Ltd.	32,080	936,433
Sherritt International Corp. (b)	157,402	110,942
Sienna Senior Living, Inc. (a)	37,096	481,763

Sierra Wireless, Inc. (b)	16,798	444,621
Silver Standard Resources, Inc. (b)	46,058	487,638
Silvercorp Metals, Inc. (a)	103,138	357,288
SilverCrest Metals, Inc. (b)	4,165	6,433
Sirius XM Canada Holdings, Inc. (a)	42,284	174,697
Sleep Country Canada Holdings, Inc. (e)	16,453	399,836
Solium Capital, Inc. (a) (b)	31,570	179,906
Southern Pacific Resource Corp. (b)	281,142	—
Spartan Energy Corp. (b)	195,915	390,758
Stornoway Diamond Corp. (b)	149,640	94,251
Stuart Olson, Inc.	5,403	23,903
SunOpta, Inc. (a) (b)	31,210	216,910
Sunshine Oilsands, Ltd. (b)	1,734,000	65,821
Superior Plus Corp. (a)	59,281	573,408
Surge Energy, Inc. (a)	110,987	216,373
Teranga Gold Corp. (b)	164,012	104,533
TFI International, Inc. (a)	25,532	594,435
Timmins Gold Corp. (b)	47,205	17,698
TORC Oil & Gas, Ltd. (a)	52,746	270,127
Torex Gold Resources, Inc. (b)	38,249	751,988
Total Energy Services, Inc.	11,094	110,636
TransAlta Corp.	109,576	642,511
Transcontinental, Inc. Class A	40,394	744,487
TransGlobe Energy Corp. (b)	51,432	81,372
Trevali Mining Corp. (b)	178,647	176,819
Trican Well Service, Ltd. (a) (b)	60,100	182,510
Tricon Capital Group, Inc. (a)	37,205	304,637
Trinidad Drilling, Ltd. (b)	97,973	168,963
Twin Butte Energy, Ltd. (b)	83,708	—
Uni-Select, Inc. (a)	59,984	1,590,848
Wajax Corp.	5,477	94,086
Western Energy Services Corp. (b)	47,334	83,761
Western Forest Products, Inc. (a)	185,661	302,092
Westshore Terminals Investment Corp.	18,070	358,514
Wi-LAN, Inc.	87,684	160,424
Yellow Pages, Ltd. (b)	11,902	75,679

		68,839,221

CHINA — 0.2%
APT Satellite Holdings, Ltd.	139,000	74,226
Beijing Properties Holdings, Ltd. (b)	1,294,000	61,607
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	116,649
Bloomage BioTechnology Corp., Ltd. (a)	62,500	88,625
China Everbright Water, Ltd. (a)	159,964	54,378
China Gold International Resources Corp., Ltd. (b)	124,322	248,896
China Merchants Land, Ltd.	212,000	34,645
China Traditional Chinese Medicine Holdings Co., Ltd. (a)	1,030,316	567,426
Chong Hing Bank, Ltd.	57,000	124,540
Daphne International Holdings, Ltd. (b)	570,000	55,742
Greenland Hong Kong Holdings, Ltd. (b)	193,000	51,904
HC International, Inc. (a) (b)	168,000	149,593
Huarong International Financial Holdings, Ltd. (b)	351,000	126,010
ISDN Holdings, Ltd.	1,762	259

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nam Tai Property, Inc. (a)	5,404	$37,288
Sino Grandness Food Industry Group, Ltd. (a)	259,272	44,532

		1,836,320

DENMARK — 1.0%
ALK-Abello A/S (a)	2,297	332,355
Amagerbanken A/S (b)	308,573	—
Bang & Olufsen A/S (b)	33,786	468,929
Bavarian Nordic A/S (b)	16,690	849,773
D/S Norden A/S (b)	15,078	306,212
FLSmidth & Co. A/S	21,458	1,151,175
Forward Pharma A/S ADR (b)	4,441	95,704
H+H International A/S Class B (b)	30,187	416,807
IC Group A/S.	26,180	619,411
Matas A/S	13,813	196,683
NKT Holding A/S	11,443	841,839
NNIT A/S (a) (e)	7,684	207,220
OW Bunker A/S (b)	9,828	—
Per Aarsleff Holding A/S Class B	11,457	275,189
Santa Fe Group A/S (b)	36,678	305,969
Scandinavian Tobacco Group A/S Class A (e)	17,647	309,398
Schouw & Co.	3,159	290,558
Solar A/S Class B	1,455	80,569
Spar Nord Bank A/S	32,771	364,109
United International Enterprises	1,280	231,782

		7,343,682

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	20,978	648,716

FINLAND — 1.0%
BasWare Oyj (b)	4,411	159,461
Caverion Corp. (a) (b)	32,359	255,419
Cramo Oyj	15,566	355,947
Fiskars Oyj Abp	23,173	480,079
Kemira Oyj	31,498	387,757
Konecranes Oyj	19,247	685,501
Lassila & Tikanoja Oyj	70,457	1,385,820
Metsa Board Oyj (a)	91,635	567,958
Oriola-KD Oyj Class B	34,656	147,153
Outotec Oyj (b)	57,035	346,795
PKC Group Oyj	13,982	352,177
Raisio Oyj Class V	34,676	124,986
Ramirent Oyj	33,776	272,745
Sanoma Oyj.	34,001	285,289
Sponda Oyj	50,581	212,068
Stockmann Oyj Abp Class B (a) (b)	10,503	81,330
Talvivaara Mining Co. PLC (b)	572,382	—
Tikkurila Oyj	9,810	199,353
Uponor Oyj (a)	25,262	448,785
Valmet Oyj	51,168	797,368
YIT Oyj (a)	47,682	323,074

		7,869,065

FRANCE — 2.0%
AB Science SA (a) (b)	13,610	234,652
Advanced Accelerator Applications SA ADR (b)	13,777	549,151
Air France-KLM (b)	42,575	323,215

Akka Technologies	7,051	322,772
Albioma SA	11,591	205,421
Assystem	2,285	80,136
Beneteau SA	12,819	168,777
Bonduelle SCA	4,853	153,120
Bourbon Corp. (a)	8,520	90,670
Cellectis SA (a) (b)	14,432	346,995
CGG SA (a) (b)	10,861	76,668
Cie des Alpes	4,555	94,659
Coface SA (b)	34,176	257,698
DBV Technologies SA (b)	10,624	741,543
Direct Energie (a)	8,749	349,268
Eramet (b)	4,121	176,833
Esker SA	9,197	475,504
Etablissements Maurel et Prom (b)	2,040	7,266
Europcar Groupe SA (b) (e)	22,777	242,807
Gaztransport Et Technigaz SA	11,762	443,384
Genfit (b)	9,943	313,719
GL Events	29,387	685,507
Groupe Fnac SA (b) (d)	3,048	220,440
Groupe Fnac SA (b) (d)	13,261	953,472
Guerbet	2,968	252,335
Haulotte Group SA	3,185	46,431
ID Logistics Group (b)	1,231	175,373
Innate Pharma SA (a) (b)	26,020	324,772
Interparfums SA	2,008	66,771
IPSOS	14,618	454,969
Jacquet Metal Service	29,897	722,025
Kaufman & Broad SA	7,555	278,775
Le Noble Age.	7,288	335,180
LISI.	7,585	275,015
Maisons du Monde SA (b) (e)	19,307	609,169
Marie Brizard Wine & Spirits SA (b)	14,083	238,138
Mersen SA	31,596	854,975
Naturex (b)	3,466	305,388
Neopost SA	11,378	437,974
Nicox (a) (b)	17,438	183,020
Parrot SA (a) (b)	9,481	90,250
Pierre & Vacances SA (a) (b)	1,046	48,285
Rallye SA	9,919	201,356
Rothschild & Co	8,615	247,539
Sequana SA (b)	25,020	37,197
SOITEC (b)	10,221	434,104
Solocal Group (a) (b)	255,860	273,108
Solutions 30 SE (b)	20,845	366,972
Trigano SA	3,187	307,427
Valneva SE (a) (b)	53,557	143,777
Virbac SA (b)	1,854	290,997

		15,514,999

GERMANY — 2.9%
ADO Properties SA (e)	9,394	337,792
ADVA Optical Networking SE (b)	12,046	135,860
AIXTRON SE (b)	46,149	171,916
Amadeus Fire AG	3,138	255,578
AURELIUS SE & Co. KGaA (a)	9,999	435,370
BayWa AG	2,287	75,620
Bertrandt AG (a)	2,810	273,885
bet-at-home.com AG	1,767	198,155
Bilfinger SE (a) (b)	16,846	650,256

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Biotest AG Preference Shares	10,637	$203,303
Borussia Dortmund GmbH & Co. KGaA	39,424	240,346
BRAAS Monier Building Group SA	312	8,439
CANCOM SE (a)	8,762	496,028
Capital Stage AG	63,889	422,978
Cewe Stiftung & Co. KGaA	3,169	278,439
Deutsche Pfandbriefbank AG (e)	35,968	448,363
Deutz AG	35,491	245,559
DIC Asset AG	80,792	803,623
Draegerwerk AG & Co. KGaA	2,264	176,767
Draegerwerk AG & Co. KGaA Preference Shares	1,490	153,594
Elmos Semiconductor AG	10,074	241,460
ElringKlinger AG (a)	8,328	162,289
Evotec AG (b)	49,463	484,011
Grammer AG	7,437	458,323
Hamborner REIT AG (a)	45,111	460,580
Hamburger Hafen und Logistik AG	6,956	130,531
Heidelberger Druckmaschinen AG (b)	115,025	287,755
HELMA Eigenheimbau AG	2,543	110,427
Hornbach Holding AG & Co. KGaA	2,529	187,990
Indus Holding AG	27,789	1,800,244
Isra Vision AG	519	67,722
Jenoptik AG.	84,558	2,101,802
Kloeckner & Co. SE (b)	55,477	601,364
Koenig & Bauer AG (b)	8,640	543,273
Kontron AG (b)	66,946	214,949
KSB AG Preference Shares	256	105,826
Leoni AG	10,894	562,135
LPKF Laser & Electronics AG (a) (b)	12,962	113,639
MLP AG	65,431	378,951
MorphoSys AG (b)	10,443	615,094
Norma Group SE	12,436	589,829
PATRIZIA Immobilien AG (b)	53,850	956,081
Pfeiffer Vacuum Technology AG	2,149	271,448
QSC AG	20,147	33,464
RIB Software AG (a)	16,564	219,679
SAF-Holland SA	15,782	263,998
Salzgitter AG	9,017	327,274
Schaltbau Holding AG (a)	2,456	86,737
SGL Carbon SE (b)	23,373	238,487
SLM Solutions Group AG (b)	5,740	228,686
SMA Solar Technology AG (a)	3,556	90,044
STRATEC Biomedical AG	2,970	178,682
Surteco SE	8,274	205,307
Suss MicroTec AG (b)	9,479	88,223
Takkt AG	16,328	379,746
Tele Columbus AG (b) (e)	28,142	240,794
TLG Immobilien AG	21,782	425,518
Vossloh AG (b)	4,131	263,331
Wacker Neuson SE	9,668	217,355
Washtec AG	6,037	367,396
XING AG	1,661	344,468
Zeal Network SE	4,441	125,872
zooplus AG (b)	2,645	389,406

		22,172,061

GREECE — 0.0% (f)
Fourlis Holdings SA (b)	130	621

TT Hellenic Postbank SA (b)	129,076	—

		621

HONG KONG — 3.6%
13 Holdings, Ltd. (b)	437,000	120,897
Allied Properties HK, Ltd.	2,638,391	675,596
Cafe de Coral Holdings, Ltd.	177,191	580,263
Century Sunshine Group Holdings, Ltd.	837,698	34,493
China Baoli Technologies Holdings, Ltd. (b)	8,275,000	228,929
China Cord Blood Corp. (b)	20,221	134,672
China Healthwise Holdings, Ltd. (b)	2,848,000	72,560
China Household Holdings, Ltd. (b)	750,000	24,127
China Innovationpay Group, Ltd. (b)	2,368,000	173,681
China Innovative Finance Group, Ltd. (b)	4,722,000	200,510
China LNG Group, Ltd. (a)	8,110,000	181,579
China LotSynergy Holdings, Ltd. (a) (b)	4,680,000	139,710
China Ocean Resources Co., Ltd. (a) (b)	26,593	23,780
China Oceanwide Holdings, Ltd. (b) (c)	799,000	79,165
China Regenerative Medicine International, Ltd. (b)	5,983,056	204,016
China Resources and Transportation Group, Ltd. (b)	289,999	5,672
China Ruifeng Renewable Energy Holdings, Ltd. (b)	427,200	43,976
China Sandi Holdings, Ltd. (b)	309	11
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,374,000	139,672
China Strategic Holdings, Ltd. (b)	8,966,667	168,453
China Water Industry Group, Ltd. (b)	440,000	83,793
Chow Sang Sang Holdings International, Ltd.	251,939	593,904
CK Life Sciences Int’l Holdings, Inc.	2,656,000	225,563
Common Splendor International Health Industry Group, Ltd. (b)	2,270,000	198,623
Culturecom Holdings, Ltd. (b)	375,000	29,917
Digital Domain Holdings, Ltd. (a) (b)	4,699,996	247,957
Emperor Entertainment Hotel, Ltd.	100,000	23,033
Enerchina Holdings, Ltd. (a) (b)	3,415,500	92,293
Esprit Holdings, Ltd. (b)	944,035	790,796
EverChina International Holdings Co., Ltd. (b)	1,090,000	37,869
Fairwood Holdings, Ltd.	153,500	616,252
FDG Electric Vehicles, Ltd. (a) (b)	7,387,493	308,941
Freeman FinTech Corp., Ltd. (b)	4,820,000	310,107
G-Resources Group, Ltd.	13,777,790	260,611
GCL New Energy Holdings, Ltd. (b)	3,662,000	202,620
Giordano International, Ltd.	1,376,000	745,411
Global Brands Group Holding, Ltd. (b)	2,710,000	289,429
Global Sources, Ltd. (b)	7,900	65,175
Goldin Properties Holdings, Ltd. (b)	3,676	3,912
Hanison Construction Holdings, Ltd.	4,000	700
Hao Tian Development Group, Ltd. (b)	1,077,600	56,157
Heng Tai Consumables Group, Ltd. (b)	648,000	52,530
HKBN, Ltd.	534,913	597,445
HKR International, Ltd. (b)	2,676,459	1,429,236
Honbridge Holdings, Ltd. (a) (b)	1,364,000	180,778

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Hopewell Highway Infrastructure, Ltd. (a)	581,000	$313,246
Hybrid Kinetic Group, Ltd. (a) (b)	8,619,000	216,265
Imagi International Holdings, Ltd. (b)	211,700	25,334
International Housewares Retail Co., Ltd.	65,000	13,382
iOne Holdings, Ltd. (a) (b)	1,320,000	39,406
K Wah International Holdings, Ltd.	1,623,670	1,078,059
Kingston Financial Group, Ltd.	4,860	1,582
Kingwell Group, Ltd. (b)	59,111	996
Kong Sun Holdings, Ltd. (b)	4,175,000	153,107
L&A International Holdings, Ltd. (b) (c)	1,781,584	2,292
Landing International Development, Ltd. (a) (b)	5,533,500	38,449
Lee’s Pharmaceutical Holdings, Ltd.	218,000	210,384
Loudong General Nice Resources China Holdings, Ltd. (b)	1,155,000	58,705
Luk Fook Holdings International, Ltd.	192,000	610,230
Major Holdings, Ltd. (a) (e)	760,000	126,153
Mason Financial Holdings, Ltd. (a) (b)	4,246,000	61,738
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	110,095
Melco International Development, Ltd.	338,000	596,714
Midland Holdings, Ltd. (b)	785,790	209,301
Midland IC&I, Ltd. (b)	3,648,950	23,476
Nan Hai Corp., Ltd. (b)	10,000,000	334,556
NetMind Financial Holdings, Ltd. (b)	14,412,000	98,287
New Focus Auto Tech Holdings, Ltd. (b)	736,000	35,988
Noble Century Investment Holdings, Ltd. (b)	2,120,000	242,785
Noble Group, Ltd. (a) (b)	4,266,700	592,385
Pacific Basin Shipping, Ltd. (b)	3,147,000	668,153
Pacific Textiles Holdings, Ltd.	2,054	2,273
PAX Global Technology, Ltd. (a)	385,000	245,718
Peace Map Holding, Ltd. (b)	1,560,000	22,482
Peace Mark Holdings, Ltd. (b)	504,228	—
Phoenix Satellite Television Holdings, Ltd.	1,036,000	193,296
Pico Far East Holdings, Ltd.	202,000	81,356
Playmates Toys, Ltd.	272,000	50,050
Prosperity REIT	584,000	231,451
Road King Infrastructure, Ltd.	1,193,482	1,382,145
SEA Holdings, Ltd.	110,000	249,682
Shun Tak Holdings, Ltd. (b)	1,288,749	456,033
Sincere Watch Hong Kong, Ltd. (b)	1,070,499	26,034
Sino Oil And Gas Holdings, Ltd. (b)	6,840,000	165,466
Sinolink Worldwide Holdings, Ltd. (b)	692,000	75,687
Skyway Securities Group, Ltd. (b)	2,076,000	89,489
SmarTone Telecommunications Holdings, Ltd.	234,630	302,515
SMI Holdings Group, Ltd. (a)	3,008,409	286,460
Sparkle Roll Group, Ltd. (b)	7,180	554
Spring Real Estate Investment Trust (a)	255,000	107,952
Stella International Holdings, Ltd.	214,500	354,395
Summit Ascent Holdings, Ltd. (a) (b)	568,000	192,220
Sun Hung Kai & Co., Ltd.	339,000	222,467
SUNeVision Holdings, Ltd.	143,000	75,258
Sunlight Real Estate Investment Trust	164,000	97,284

Superb Summit International Group, Ltd. (a) (b)	1,685,500	—
TCC International Holdings, Ltd.	174,000	55,078
Television Broadcasts, Ltd.	175,916	710,772
Texhong Textile Group, Ltd.	222,500	297,182
Texwinca Holdings, Ltd.	766,850	516,068
Tongda Group Holdings, Ltd.	1,060,000	373,724
Tou Rong Chang Fu Group, Ltd. (b)	2,348,000	49,851
Town Health International Medical Group, Ltd. (a)	1,896,000	302,521
Trinity, Ltd. (a) (b)	614,000	45,034
Truly International Holdings, Ltd. (a)	766,000	272,040
United Photovoltaics Group, Ltd. (b)	2,170,000	259,680
Value Partners Group, Ltd.	420,000	399,923
Varitronix International, Ltd. (a)	106,000	47,875
Vitasoy International Holdings, Ltd.	580,000	1,152,313
Viva China Holdings, Ltd. (b)	1,824,000	215,927
VST Holdings, Ltd.	122,000	42,700
Wang On Properties, Ltd. (a) (b)	1,752,000	353,939
WLS Holdings, Ltd. (b)	6,870,000	193,596
Yanchang Petroleum International, Ltd. (b)	4,340,000	103,872
Yin He Holdings, Ltd. (b)	760,000	72,367
Yuexiu Real Estate Investment Trust	1,108,000	652,981
Yunfeng Financial Group, Ltd. (a) (b)	304,000	190,892
Yuxing InfoTech Investment Holdings, Ltd. (b)	360,000	66,705
Zhongyu Gas Holdings, Ltd. (b)	700	188

		27,821,377

INDIA — 0.1%
Ascendas India Trust	604,600	486,778

IRELAND — 0.9%
Amarin Corp. PLC ADR (b)	105,277	336,886
C&C Group PLC	157,199	611,160
Cairn Homes PLC (b)	373,812	587,721
Dalata Hotel Group PLC (b)	79,873	381,864
Datalex PLC	69,673	283,171
FBD Holdings PLC (b)	10,277	88,704
Fly Leasing, Ltd. ADR (b)	23,948	314,198
Green REIT PLC	314,617	457,638
Greencore Group PLC	295,044	906,849
Hibernia REIT PLC	374,606	498,821
IFG Group PLC	15,173	27,426
Irish Continental Group PLC	76,145	403,132
Irish Residential Properties REIT PLC	351,212	465,792
Kenmare Resources PLC (b)	6,424	24,119
Origin Enterprises PLC	59,132	421,399
Paddy Power Betfair PLC	38	4,087
Tarsus Group PLC	87,068	310,019
Total Produce PLC	137,307	286,370
Trinity Biotech PLC ADR (b)	31,085	185,267

		6,594,623

ISRAEL — 1.9%
Africa Israel Properties, Ltd. (b)	2,543	51,238
Airport City, Ltd. (b)	35,743	458,883
Allot Communications, Ltd. (b)	21,200	100,380
Alony Hetz Properties & Investments, Ltd.	33,314	313,090

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Caesarstone, Ltd. (b)	12,139	$440,039
Cellcom Israel, Ltd. (b)	32,861	339,879
Ceragon Networks, Ltd. (b)	47,990	156,927
Compugen, Ltd. (b)	29,920	126,833
CyberArk Software, Ltd. (b)	14,391	732,070
Delek Automotive Systems, Ltd.	20,458	186,294
Delta-Galil Industries, Ltd.	5,554	151,146
Electra, Ltd.	2,161	430,355
Enzymotec, Ltd. (b)	15,209	133,839
Evogene, Ltd. (b)	20,875	110,801
Harel Insurance Investments & Financial Services, Ltd.	42,165	221,829
IDI Insurance Co., Ltd.	6,853	339,394
Inrom Construction Industries, Ltd.	73,209	290,174
Israel Corp., Ltd. (b)	1,461	272,964
Israel Discount Bank, Ltd. Class A (b)	446,909	1,047,568
Ituran Location and Control, Ltd.	13,604	419,683
Jerusalem Oil Exploration (b)	5,520	280,523
Matrix IT, Ltd.	11,762	110,671
Mazor Robotics, Ltd. (b)	15,117	222,726
Melisron, Ltd.	8,617	478,261
Migdal Insurance & Financial Holding, Ltd.	250,008	241,021
Norstar Holdings, Inc.	6,853	143,516
Nova Measuring Instruments, Ltd. (b)	26,323	471,864
Oil Refineries, Ltd.	510,991	201,835
Orbotech, Ltd. (b)	25,106	809,668
Partner Communications Co., Ltd. (b)	55,390	290,643
Paz Oil Co., Ltd.	3,218	531,828
Radware, Ltd. (b)	26,790	432,926
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,620	195,973
Reit 1, Ltd.	119,385	395,593
Sarine Technologies, Ltd.	110,100	151,680
Shikun & Binui, Ltd.	74,806	180,973
Shufersal, Ltd.	58,974	285,083
SodaStream International, Ltd. (b)	11,271	545,855
Strauss Group, Ltd.	19,126	326,362
Syneron Medical, Ltd. (b)	34,376	362,667
Tower Semiconductor, Ltd. (b)	37,756	871,596
Wix.com, Ltd. (b)	13,338	905,650

		14,760,300

ITALY — 1.7%
Anima Holding SpA (e)	87,438	523,708
Ascopiave SpA	37,874	140,563
Astaldi SpA	95,116	636,838
Banca Carige SpA (a) (b)	123,276	35,283
Banca IFIS SpA	9,612	369,379
Banca Monte dei Paschi di Siena SpA (b) (c)	10,689	172,401
Banca Popolare dell’Etruria e del Lazio SC (a) (b)	46,016	—
Banca Popolare di Sondrio SCPA	128,846	444,842
Banco BPM SpA	258,557	768,227
BasicNet SpA	26,449	102,404
Beni Stabili SpA SIIQ	362,106	227,146
BPER Banca (a)	189,665	949,367
Brunello Cucinelli SpA	4,330	103,460
Cairo Communication SpA	35,630	169,428

Cerved Information Solutions SpA	80,114	776,743
CIR-Compagnie Industriali Riunite SpA	49,608	75,979
Credito Valtellinese SpA	40,324	152,675
Danieli & C Officine Meccaniche SpA	17,378	288,650
Datalogic SpA	7,880	203,032
Ei Towers SpA	17,692	997,214
ERG SpA	16,586	209,327
Esprinet SpA	44,131	375,242
Gruppo Editoriale L’Espresso SpA (b)	27,043	24,195
Immobiliare Grande Distribuzione SIIQ SpA	156,612	137,353
Interpump Group SpA	102,671	2,393,896
Italmobiliare SpA	2,953	164,709
Maire Tecnimont SpA	64,040	239,729
MARR SpA.	12,547	272,419
Massimo Zanetti Beverage Group SpA (e)	11,096	92,272
OVS SpA (e)	31,710	197,388
Piaggio & C SpA	18,004	35,951
Reply SpA	2,328	368,756
Safilo Group SpA (b)	6,708	47,782
Salini Impregilo SpA	90,302	301,337
Saras SpA	153,475	293,991
Societa Cattolica di Assicurazioni S.c.r.l.	50,181	403,070
Unipol Gruppo Finanziario SpA	145,812	604,474
Vittoria Assicurazioni SpA	5,651	70,655

		13,369,885

JAPAN — 33.2%
3-D Matrix, Ltd. (a) (b)	8,300	57,056
77 Bank, Ltd.	95,000	410,931
A/S One Corp.	3,800	164,372
Access Co., Ltd. (b)	6,600	59,941
Achilles Corp.	3,100	46,794
Adastria Co., Ltd.	22,800	567,391
ADEKA Corp.	42,200	614,273
Advanced Media, Inc. (b)	15,700	119,902
Adways, Inc.	19,200	86,670
AEON REIT Investment Corp. (a)	379	420,393
Ahresty Corp.	8,100	82,650
Ai Holdings Corp.	20,800	493,727
Aica Kogyo Co., Ltd.	26,100	686,756
Aichi Steel Corp.	3,200	127,219
Aiful Corp. (a) (b)	124,276	364,698
Akatsuki, Inc. (a) (b)	2,300	96,599
Alpine Electronics, Inc.	21,900	314,654
Amano Corp.	30,800	614,452
Amiyaki Tei Co., Ltd.	1,700	63,008
AnGes MG, Inc. (a) (b)	48,800	109,924
Anritsu Corp.	64,900	490,405
AOKI Holdings, Inc.	9,800	113,364
Aoyama Trading Co., Ltd.	16,100	551,934
Arcs Co., Ltd.	25,400	607,020
Argo Graphics, Inc.	8,200	171,683
Ariake Japan Co., Ltd.	7,100	446,657
Arisawa Manufacturing Co., Ltd. (b)	13,300	93,338
Artnature, Inc.	15,300	102,293
Asahi Diamond Industrial Co., Ltd.	29,600	216,760

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Asahi Holdings, Inc.	49,973	$903,218
Asatsu-DK, Inc.	5,400	136,805
Asia Pile Holdings Corp.	6,600	36,130
ASKA Pharmaceutical Co., Ltd.	11,000	161,204
Asukanet Co., Ltd. (a)	5,200	104,345
Ateam, Inc. (a)	6,400	152,835
Atom Corp. (a)	14,600	95,254
Autobacs Seven Co., Ltd.	43,300	641,942
Avex Group Holdings, Inc.	19,900	287,347
Awa Bank, Ltd.	236,000	1,495,253
Axial Retailing, Inc.	6,900	262,550
Bank of Iwate, Ltd.	1,800	76,164
Bank of Nagoya, Ltd. (a)	19,660	707,499
Bank of Okinawa, Ltd.	29,000	1,108,678
Bank of the Ryukyus, Ltd.	84,220	1,210,053
Benefit One, Inc.	8,000	245,176
Bic Camera, Inc. (a)	63,100	579,299
Broadleaf Co., Ltd.	28,200	192,842
Broccoli Co., Ltd. (a)	18,000	105,322
Bunka Shutter Co., Ltd.	41,400	319,519
C Uyemura & Co., Ltd.	1,400	76,137
Can Do Co., Ltd.	23,200	369,143
Capcom Co., Ltd.	24,600	479,284
Central Glass Co., Ltd.	287,345	1,222,306
Chiome Bioscience, Inc. (a) (b)	29,400	111,342
Chiyoda Co., Ltd.	19,500	456,919
Chiyoda Corp.	58,500	376,945
Chiyoda Integre Co., Ltd.	5,600	119,659
Chudenko Corp.	4,600	97,383
Chugoku Marine Paints, Ltd.	34,600	256,791
Ci:z Holdings Co., Ltd.	7,000	207,619
Citizen Watch Co., Ltd.	107,800	690,740
CKD Corp.	24,700	312,103
Clarion Co., Ltd.	59,000	243,032
Cocokara fine, Inc.	14,300	619,200
Colowide Co., Ltd.	29,200	488,981
Comforia Residential REIT, Inc.	194	440,300
COOKPAD, Inc. (a)	21,166	178,552
Cosmo Energy Holdings Co., Ltd.	34,500	591,977
Create Restaurants Holdings, Inc.	15,200	134,772
CROOZ, Inc. (a) (b)	2,300	70,385
D.Western Therapeutics Institute, Inc. (a) (b)	9,300	47,906
Daibiru Corp.	5,600	49,150
Daido Metal Co., Ltd.	27,500	241,362
Daido Steel Co., Ltd.	155,000	740,016
Daihen Corp.	48,000	311,873
Daiichikosho Co., Ltd.	180	7,213
Daikyo, Inc.	107,000	212,214
Daikyonishikawa Corp.	18,800	246,156
Daio Paper Corp. (a)	48,800	623,193
Daiseki Co., Ltd.	5,700	116,118
Daishi Bank, Ltd.	183,000	724,248
Daishinku Corp.	1,800	22,874
Daito Bank, Ltd.	41,000	62,183
Daito Pharmaceutical Co., Ltd.	8,600	173,497
DCM Holdings Co., Ltd.	76,093	701,315
Denka Co., Ltd.	169,000	876,622
Densan System Co., Ltd. (a)	16,200	239,300

Denyo Co., Ltd.	3,800	57,428
Descente, Ltd.	14,600	173,083
Digital Garage, Inc.	17,500	361,056
Dip Corp.	15,800	344,415
DMG Mori Co., Ltd.	48,700	758,711
Doutor Nichires Holdings Co., Ltd.	71,772	1,403,493
DTS Corp.	54,062	1,347,790
Dunlop Sports Co., Ltd. (a)	2,600	24,196
Duskin Co., Ltd.	6,400	139,453
Dynam Japan Holdings Co., Ltd.	106,800	189,647
Eagle Industry Co., Ltd.	13,900	188,485
Earth Chemical Co., Ltd.	10,600	567,908
EDION Corp. (a)	106,300	975,903
Ehime Bank, Ltd. (a)	93,940	1,147,378
Eighteenth Bank, Ltd.	305,730	984,987
Eizo Corp.	5,900	169,434
Elecom Co., Ltd.	8,600	163,696
en-japan, Inc.	13,600	302,683
Enplas Corp.	5,300	146,733
EPS Holdings, Inc.	19,500	273,696
euglena Co., Ltd. (a) (b)	33,700	370,479
Exedy Corp.	7,000	199,767
F@N Communications, Inc.	14,700	109,627
Fancl Corp. (a)	11,200	160,818
FCC Co., Ltd.	45,528	907,863
Feed One Co., Ltd.	49,800	88,490
Ferrotec Corp.	10,400	127,958
Fields Corp.	3,500	36,310
Financial Products Group Co., Ltd. (a)	27,600	244,469
Foster Electric Co., Ltd.	14,400	246,569
Fudo Tetra Corp.	86,600	149,217
Fuji Kyuko Co., Ltd. (a)	27,000	239,155
Fuji Machine Manufacturing Co., Ltd. (a)	41,200	539,079
Fuji Oil Holdings, Inc.	43,300	1,013,040
Fuji Pharma Co., Ltd.	3,500	99,255
Fuji Seal International, Inc.	18,800	406,268
Fujibo Holdings, Inc.	7,200	198,690
Fujicco Co., Ltd.	10,000	228,036
Fujikura, Ltd.	126,000	905,735
Fujimori Kogyo Co., Ltd.	7,500	208,315
Fujita Kanko, Inc. (a)	44,000	137,414
Fujitec Co., Ltd.	38,200	418,921
Fujiya Co., Ltd.	68,000	160,495
Fukuda Corp.	20,000	182,177
Fukuda Denshi Co., Ltd.	4,900	280,113
Fukuoka Corp. REIT	1,025	1,678,745
Fukuyama Transporting Co., Ltd. (a)	97,000	581,495
Furukawa Co., Ltd.	169,387	311,625
Furukawa Electric Co., Ltd.	35,400	1,270,753
Fuso Chemical Co., Ltd.	7,200	225,182
Fuso Pharmaceutical Industries, Ltd.	6,400	161,508
Futaba Corp.	13,100	230,658
Fuyo General Lease Co., Ltd.	9,600	429,902
Genki Sushi Co., Ltd.	5,000	99,076
Global One Real Estate Investment Corp.	87	306,838
GLOBERIDE, Inc.	6,800	112,835
GMO internet, Inc.	31,200	368,475

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

GMO Payment Gateway, Inc. (a)	7,200	$358,611
GNI Group, Ltd. (a) (b)	46,000	353,783
Goldwin, Inc.	4,000	209,997
Gree, Inc.	48,400	304,482
GS Yuasa Corp.	163,000	759,194
Gulliver International Co., Ltd. (a)	30,600	193,876
Gunma Bank, Ltd.	144,500	753,428
Gurunavi, Inc.	13,200	276,012
H2O Retailing Corp.	27,400	440,151
Hankyu REIT, Inc.	225	303,890
Hanwa Co., Ltd.	88,000	624,679
Happinet Corp.	3,700	57,212
Hazama Ando Corp.	96,000	645,284
Hearts United Group Co., Ltd. (a)	6,200	84,239
Heiwa Real Estate Co., Ltd.	15,800	223,182
Heiwa Real Estate REIT, Inc.	399	299,707
Heiwado Co., Ltd.	19,500	472,844
HI-LEX Corp.	10,200	270,310
Hibiya Engineering, Ltd.	7,500	109,845
Hiramatsu, Inc.	16,300	97,569
Hirano Tecseed Co., Ltd.	28	342
Hirata Corp.	3,400	274,917
HIS Co., Ltd. (a)	16,700	389,662
Hitachi Kokusai Electric, Inc.	21,772	498,433
Hitachi Maxell, Ltd.	13,100	238,770
Hitachi Zosen Corp.	160,000	910,347
Hogy Medical Co., Ltd.	5,400	339,711
Hokkaido Electric Power Co., Inc.	81,200	613,573
Hokkaido Gas Co., Ltd. (a)	12,000	29,615
Hokkoku Bank, Ltd.	154,000	584,600
Hokuetsu Bank, Ltd.	37,700	971,681
Hokuetsu Kishu Paper Co., Ltd.	49,900	347,504
Hokuhoku Financial Group, Inc.	45,200	708,646
Hokuriku Electric Industry Co., Ltd.	94,000	115,570
Hokuto Corp.	8,200	147,693
Horiba, Ltd.	18,813	1,007,930
Hoshino Resorts REIT, Inc.	69	363,484
Hosiden Corp.	71,000	665,844
Hulic, Inc. REIT	320	530,127
Hyakujushi Bank, Ltd.	160,000	539,891
Ibiden Co., Ltd.	47,100	732,939
IBJ Leasing Co., Ltd.	13,200	281,461
Ichigo Office REIT Investment	560	351,790
Iino Kaiun Kaisha, Ltd.	115,880	506,449
Imasen Electric Industrial	9,500	85,682
Imperial Hotel, Ltd.	10,900	204,051
Inaba Denki Sangyo Co., Ltd.	3,000	107,152
Inabata & Co., Ltd.	3,400	41,405
Industrial & Infrastructure Fund Investment Corp.	153	687,903
Infomart Corp.	45,000	256,843
Intage Holdings, Inc.	4,000	71,794
Internet Initiative Japan, Inc.	16,400	295,680
Invesco Office J-REIT, Inc.	299	267,257
Iriso Electronics Co., Ltd. (a)	3,300	211,451
Iseki & Co., Ltd.	56,000	114,583
Ishihara Sangyo Kaisha, Ltd. (b)	8,400	83,902
Itfor, Inc. (b)	38,800	215,536
Itoki Corp.	28,800	181,438

Iwasaki Electric Co., Ltd.	27,000	41,434
Iwatani Corp.	256,000	1,488,719
Iyo Bank, Ltd. (a)	105,200	707,124
J Trust Co., Ltd. (a)	41,200	346,815
Jaccs Co., Ltd.	75,000	325,765
Jafco Co., Ltd. (b)	10,800	362,488
Japan Asset Marketing Co., Ltd. (a) (b)	56,100	70,484
Japan Aviation Electronics Industry, Ltd.	15,000	192,363
Japan Cash Machine Co., Ltd. (a)	3,200	41,009
Japan Communications, Inc. (a) (b)	59,100	101,302
Japan Display, Inc. (a) (b)	146,010	340,686
Japan Excellent, Inc.	699	857,519
Japan Lifeline Co., Ltd. (a)	9,600	184,022
Japan Logistics Fund, Inc.	904	1,943,807
Japan Petroleum Exploration Co., Ltd.	16,100	368,293
Japan Rental Housing Investments, Inc.	567	415,722
Japan Securities Finance Co., Ltd.	26,000	138,132
Japan Steel Works, Ltd.	30,600	492,654
Japan Tissue Engineering Co., Ltd. (b)	7,600	91,803
JCR Pharmaceuticals Co., Ltd.	10,500	232,653
Jeol, Ltd.	41,000	217,823
JIG-SAW, Inc. (a) (b)	3,500	210,132
Jin Co., Ltd. (a)	6,600	344,126
Joban Kosan Co., Ltd.	8,000	115,301
Joyful Honda Co., Ltd. (a)	14,300	476,111
Juki Corp.	33,100	389,429
Juroku Bank, Ltd.	83,000	267,406
Justsystems Corp.	7,700	95,222
JVC Kenwood Corp. (a)	78,300	203,778
K’s Holdings Corp. (a)	45,600	835,639
Kadokawa Dwango (b)	23,600	338,020
Kaga Electronics Co., Ltd.	6,400	113,492
Kameda Seika Co., Ltd.	8,400	367,872
Kanamoto Co., Ltd.	17,800	478,745
Kandenko Co., Ltd. (a)	38,000	339,316
Kanematsu Corp.	573,498	1,029,342
Kansai Super Market, Ltd. (a)	13,700	189,953
Kanto Denka Kogyo Co., Ltd. (a)	24,000	206,767
Kasai Kogyo Co., Ltd.	8,000	102,665
Katakura Industries Co., Ltd.	77,674	971,012
Kato Sangyo Co., Ltd.	15,500	397,272
KAWADA TECHNOLOGIES, Inc.	1,300	82,949
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	194,713
Keihin Corp.	13,700	224,501
Keiyo Bank, Ltd.	149,000	643,175
Kenedix Residential Investment Corp.	131	367,971
Kenedix Retail REIT Corp.	160	358,970
Kenedix, Inc.	105,200	418,232
Key Coffee, Inc.	6,100	119,394
Kintetsu World Express, Inc.	15,000	226,420
Kissei Pharmaceutical Co., Ltd.	7,900	206,876
Kitano Construction Corp.	15,000	40,788
Kito Corp.	15,900	169,516
Kitz Corp.	184,700	1,229,897
Kiyo Bank, Ltd.	86,560	1,325,239
KLab, Inc. (a) (b)	16,400	108,911
Koei Tecmo Holdings Co., Ltd.	23,100	438,036

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Kokuyo Co., Ltd.	33,117	$426,482
Komeri Co., Ltd.	10,300	254,473
Komori Corp.	74,736	958,429
Kotobuki Spirits Co., Ltd.	22,600	555,113
Kourakuen Holdings Corp. (a)	8,000	120,327
Kumagai Gumi Co., Ltd.	173,000	450,238
Kurabo Industries, Ltd.	526,600	1,157,830
Kureha Corp.	3,500	153,751
Kuroda Electric Co., Ltd.	6,500	141,398
Kusuri no Aoki Holdings Co., Ltd.	6,600	294,077
KYB Corp.	237,832	1,237,930
Kyoei Steel, Ltd.	4,000	71,363
Kyokuto Kaihatsu Kogyo Co., Ltd.	16,700	276,960
Kyokuyo Co., Ltd. (a)	2,200	57,966
KYORIN Holdings, Inc.	31,200	658,272
Kyoritsu Maintenance Co., Ltd. (a)	12,000	356,995
Kyosan Electric Manufacturing Co., Ltd.	12,000	46,307
Kyoto Kimono Yuzen Co., Ltd. (a)	18,900	161,981
Kyowa Exeo Corp.	68,680	992,942
Kyushu Financial Group, Inc.	1,000	6,111
LAC Co., Ltd.	6,900	76,350
LaSalle Logiport REIT	363	335,864
Lasertec Corp.	9,800	131,218
Leopalace21 Corp.	130,500	673,405
Life Corp.	14,500	423,562
Lintec Corp.	13,600	289,624
Maeda Corp.	74,000	654,797
Maeda Road Construction Co., Ltd.	16,000	282,437
Makino Milling Machine Co., Ltd.	144,000	1,247,061
Mandom Corp.	8,800	412,241
Mani, Inc.	10,900	256,384
Marudai Food Co., Ltd.	356,656	1,558,750
Maruha Nichiro Corp.	35,120	1,062,141
Marusan Securities Co., Ltd.	61,338	505,324
Maruwa Co., Ltd.	1,900	67,778
Marvelous, Inc. (a)	20,100	157,293
Matsuya Co., Ltd.	28,600	270,523
MCJ Co., Ltd.	20,000	234,407
MCUBS MidCity Investment Corp.	101	305,003
Mebuki Financial Group, Inc.	119,583	477,559
Medinet Co., Ltd. (a) (b)	98,500	117,567
Meidensha Corp.	135,000	478,552
Meitec Corp.	13,400	543,552
Melco Holdings, Inc.	4,000	115,409
Michinoku Bank, Ltd. (a)	521,200	874,669
Micronics Japan Co., Ltd.	17,700	157,097
Minato Bank, Ltd.	58,180	1,080,269
Mirait Holdings Corp.	43,660	428,254
Mitani Corp. (a)	4,400	143,731
Mitsuba Corp.	19,000	373,077
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,000	31,159
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	69,843
Mitsubishi Pencil Co., Ltd.	15,100	756,152
Mitsubishi Shokuhin Co., Ltd.	1,200	37,153
Mitsui Engineering & Shipbuilding Co., Ltd.	302,000	466,158
Mitsui Fudosan Logistics Park, Inc. REIT REIT	65	191,914

Mitsui Mining & Smelting Co., Ltd.	260,000	884,322
Mitsui Sugar Co., Ltd.	2,200	53,485
Mitsui-Soko Holdings Co., Ltd.	244,000	726,986
Miyaji Engineering Group, Inc. (a)	26,000	49,933
Miyazaki Bank, Ltd.	285,800	879,740
Miyoshi Oil & Fat Co., Ltd. (a)	94,000	118,945
Mizuno Corp.	39,000	200,897
Mochida Pharmaceutical Co., Ltd.	4,400	326,160
Modec, Inc.	9,000	191,178
Monex Group, Inc.	95,200	228,111
Monogatari Corp.	1,400	64,076
Morinaga Milk Industry Co., Ltd.	97,000	719,034
Morita Holdings Corp.	21,700	315,091
MOS Food Services, Inc. (a)	4,700	136,871
Musashi Seimitsu Industry Co., Ltd.	6,100	155,798
Musashino Bank, Ltd.	33,780	1,000,395
Nachi-Fujikoshi Corp.	84,000	429,687
Nagase & Co., Ltd.	61,200	851,846
Nakanishi, Inc.	26,380	1,027,454
Namura Shipbuilding Co., Ltd.	19,000	113,560
NanoCarrier Co., Ltd. (a) (b)	21,200	139,837
Nanto Bank, Ltd.	13,600	497,353
NEC Networks & System Integration Corp.	13,800	266,637
NET One Systems Co., Ltd.	121,700	986,225
Neturen Co., Ltd.	107,683	873,602
Next Co., Ltd. (a)	28,100	190,393
Nichi-iko Pharmaceutical Co., Ltd.	26,500	411,662
Nichias Corp.	48,000	482,025
Nichicon Corp.	10,900	101,439
Nichiha Corp.	7,500	220,093
NichiiGakkan Co., Ltd. (a)	6,700	50,748
Nichireki Co., Ltd.	11,000	89,733
Nihon Dempa Kogyo Co., Ltd. (a)	26,100	191,364
Nihon Nohyaku Co., Ltd.	13,100	82,176
Nihon Parkerizing Co., Ltd.	43,200	533,458
Nihon Trim Co., Ltd.	1,500	50,076
Nihon Unisys, Ltd.	31,500	429,687
Nikkiso Co., Ltd.	65,840	753,352
Nikkon Holdings Co., Ltd.	136,080	2,900,386
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	70,099
Nippon Carbon Co., Ltd. (a)	173,712	520,684
Nippon Chemi-Con Corp.	69,000	226,016
Nippon Chemiphar Co., Ltd.	2,700	128,179
Nippon Coke & Engineering Co., Ltd.	90,200	76,900
Nippon Concrete Industries Co., Ltd. (a)	32,300	103,483
Nippon Densetsu Kogyo Co., Ltd.	24,100	434,073
Nippon Flour Mills Co., Ltd.	29,000	427,856
Nippon Gas Co., Ltd.	31,600	920,237
Nippon Kayaku Co., Ltd.	61,000	826,618
Nippon Koei Co., Ltd.	3,400	89,066
Nippon Light Metal Holdings Co., Ltd.	243,500	535,381
Nippon Parking Development Co., Ltd.	43,900	58,307
NIPPON REIT Investment Corp.	113	293,072
Nippon Seiki Co., Ltd.	53,200	1,143,444
Nippon Sheet Glass Co., Ltd. (b)	43,200	313,639
Nippon Signal Co., Ltd.	32,500	291,955

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nippon Soda Co., Ltd.	64,000	$353,226
Nippon Steel & Sumikin Bussan Corp.	3,600	151,198
Nippon Suisan Kaisha, Ltd.	124,199	618,599
Nippon Thompson Co., Ltd.	144,200	782,922
Nippon Yakin Kogyo Co., Ltd. (a)	79,100	151,201
Nishi-Nippon Financial Holdings, Inc.	51,400	513,400
Nishi-Nippon Railroad Co., Ltd.	158,000	665,009
Nishimatsu Construction Co., Ltd.	134,000	658,997
Nishimatsuya Chain Co., Ltd.	24,153	272,027
Nishio Rent All Co., Ltd.	7,000	196,626
Nissan Shatai Co., Ltd.	22,100	198,727
Nissha Printing Co., Ltd. (a)	24,300	575,280
Nisshin Oillio Group, Ltd.	24,000	136,552
Nisshin Steel Co., Ltd. (b)	13,000	170,798
Nisshinbo Holdings, Inc.	51,000	509,405
Nissin Electric Co., Ltd.	22,900	264,286
Nissin Kogyo Co., Ltd.	13,800	247,194
Nitto Boseki Co., Ltd.	144,153	716,690
Nitto Kogyo Corp.	8,500	117,168
NOF Corp.	211,600	2,244,559
Nohmi Bosai, Ltd.	17,300	237,384
Nojima Corp.	13,900	176,884
Nomura Co., Ltd.	21,500	378,368
Noritsu Koki Co., Ltd.	9,800	78,977
Noritz Corp.	14,800	280,513
North Pacific Bank, Ltd.	151,600	574,129
NS Solutions Corp.	14,100	304,448
NS United Kaiun Kaisha, Ltd.	19,000	40,923
NSD Co., Ltd.	20,000	288,612
NTN Corp.	214,000	1,063,950
NuFlare Technology, Inc. (a)	1,800	109,360
Obara Group, Inc.	3,500	154,536
Oenon Holdings, Inc.	97,000	215,884
Ogaki Kyoritsu Bank, Ltd.	95,000	282,195
Ohsho Food Service Corp.	6,800	251,117
Oiles Corp.	10,900	200,725
Oita Bank, Ltd.	256,800	1,002,495
Okabe Co., Ltd.	21,600	196,170
Okamoto Industries, Inc. (a)	31,800	339,889
Okamura Corp.	58,500	519,218
Okasan Securities Group, Inc.	88,682	540,385
Oki Electric Industry Co., Ltd.	53,900	774,906
Okinawa Electric Power Co., Inc.	17,300	410,803
OKUMA Corp.	68,000	711,550
Okumura Corp.	84,000	509,593
OncoTherapy Science, Inc. (a) (b)	51,800	113,892
Onward Holdings Co., Ltd.	17,000	116,405
Open House Co., Ltd.	14,000	334,703
Orient Corp. (a)	1,600	2,886
OSAKA Titanium Technologies Co., Ltd. (a) (b)	8,500	131,585
Osaki Electric Co., Ltd.	16,000	138,850
OSG Corp. (a)	48,240	985,753
Otsuka Kagu, Ltd. (a)	7,200	61,061
Outsourcing, Inc. (a)	6,000	237,997
Pacific Industrial Co., Ltd. (a)	30,200	429,028
Pacific Metals Co., Ltd. (a) (b)	74,000	257,668
Pal Co., Ltd.	5,700	138,114
PALTAC Corp.	10,000	278,202

PanaHome Corp. (a)	28,000	256,304
Paramount Bed Holdings Co., Ltd.	5,600	224,141
Pasona Group, Inc. (a)	13,500	96,922
Penta-Ocean Construction Co., Ltd.	120,100	579,860
Pilot Corp.	15,366	628,126
Piolax, Inc.	15,900	363,718
Pioneer Corp. (b)	172,100	341,327
Poletowin Pitcrew Holdings, Inc.	10,000	107,152
Premier Investment Corp.	1,695	1,915,108
Qol Co., Ltd.	12,200	180,104
Raito Kogyo Co., Ltd.	15,400	156,446
Relia, Inc.	23,500	230,930
Rengo Co., Ltd.	219,400	1,266,034
ReproCELL, Inc. (a) (b)	41,300	150,108
Riso Kagaku Corp.	9,200	161,081
Rock Field Co., Ltd.	10,600	173,416
Rohto Pharmaceutical Co., Ltd. (a)	48,200	902,317
Roland DG Corp.	4,400	132,280
Round One Corp.	23,000	182,671
Ryobi, Ltd.	37,000	160,711
Ryosan Co., Ltd.	10,000	300,637
S Foods, Inc. (a)	5,700	165,736
Sagami Chain Co., Ltd.	22,100	269,532
Saibu Gas Co., Ltd.	110,000	252,715
Saizeriya Co., Ltd.	8,400	210,923
Sakai Chemical Industry Co., Ltd.	276,765	968,665
Sakata Seed Corp.	15,700	491,021
San-A Co., Ltd.	10,200	463,179
San-Ai Oil Co., Ltd.	18,600	157,406
San-In Godo Bank, Ltd.	49,500	396,249
Sanden Holdings Corp. (b)	56,000	185,946
Sangetsu Co., Ltd.	17,200	287,258
Sanken Electric Co., Ltd. (b)	68,000	298,412
Sankyo Tateyama, Inc.	4,400	65,548
Sankyu, Inc.	257,000	1,556,807
Sanrio Co., Ltd. (a)	18,500	339,518
Sanyo Electric Railway Co., Ltd.	39,000	198,097
Sanyo Shokai, Ltd. (a)	216,000	319,842
Sanyo Special Steel Co., Ltd.	182,937	970,257
Sapporo Holdings, Ltd.	48,000	1,296,599
Sato Holdings Corp.	38,140	811,883
Seika Corp.	22,000	69,497
Seikagaku Corp.	21,500	357,915
Seiko Holdings Corp.	59,000	240,384
Seino Holdings Co., Ltd.	700	7,852
Seiren Co., Ltd.	69,180	1,031,212
Sekisui House Reit, Inc.	271	358,966
Sekisui House SI Residential Investment Corp. (a)	354	392,027
Senko Co., Ltd.	45,200	290,841
Senshu Ikeda Holdings, Inc.	106,360	439,070
Senshukai Co., Ltd.	18,000	129,552
Septeni Holdings Co., Ltd. (a)	38,500	138,203
Shibuya Kogyo Co., Ltd.	10,900	295,903
Shiga Bank, Ltd.	137,000	702,028
Shima Seiki Manufacturing, Ltd. (a)	30,945	1,163,596
Shimachu Co., Ltd.	42,360	1,030,584
Shindengen Electric Manufacturing Co., Ltd.	41,000	171,462

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Shinkawa, Ltd. (b)	9,200	$68,775
Shinkin Central Bank Class A, Preference Shares	349	734,770
Shinko Electric Industries Co., Ltd.	27,400	183,683
Shinmaywa Industries, Ltd.	26,000	248,030
Shinsho Corp.	4,000	86,009
Ship Healthcare Holdings, Inc.	14,600	387,962
Shizuoka Gas Co., Ltd.	27,300	184,973
SHO-BOND Holdings Co., Ltd.	13,300	584,255
Shochiku Co., Ltd.	205,600	2,418,932
Shoei Co., Ltd.	5,600	139,661
Showa Corp. (b)	23,400	198,447
Showa Denko KK (b)	55,500	988,670
SIA Reit, Inc.	96	157,401
Sinanen Holdings Co., Ltd.	7,600	143,911
Sinfonia Technology Co., Ltd.	339,400	989,904
Sinko Industries, Ltd.	13,600	195,158
SK Kaken Co., Ltd. (a)	4,000	391,277
Skylark Co., Ltd.	203	2,971
SMK Corp.	134,343	477,428
SMS Co., Ltd.	9,200	233,075
Sodick Co., Ltd.	25,000	246,792
Sogo Medical Co., Ltd.	3,900	146,648
Sotetsu Holdings, Inc. (a)	1,792	8,314
St Marc Holdings Co., Ltd.	3,000	88,037
Star Micronics Co., Ltd.	19,100	292,594
Starts Corp., Inc.	14,600	304,500
Starts Proceed Investment Corp.	154	206,338
Sumitomo Bakelite Co., Ltd.	54,000	324,688
Sumitomo Mitsui Construction Co., Ltd.	377,400	409,812
Sumitomo Osaka Cement Co., Ltd.	193,793	805,224
Sumitomo Real Estate Sales Co., Ltd.	3,700	119,039
Sumitomo Seika Chemicals Co., Ltd.	2,400	101,983
Sumitomo Warehouse Co., Ltd.	48,000	263,627
Sun Corp. (a)	10,000	67,307
Sun Frontier Fudousan Co., Ltd.	5,800	50,489
SWCC Showa Holdings Co., Ltd. (b)	45,000	34,730
T RAD Co., Ltd.	15,000	44,423
Tabuchi Electric Co., Ltd.	16,700	50,506
Tachi-S Co., Ltd.	19,400	385,980
Tadano, Ltd.	31,400	366,047
Taikisha, Ltd.	14,000	342,242
Taiko Pharmaceutical Co., Ltd. (a)	4,200	71,351
Taiyo Holdings Co., Ltd.	4,600	200,835
Taiyo Yuden Co., Ltd.	61,800	779,779
Takaoka Toko Co., Ltd.	1,900	34,665
Takara Bio, Inc.	24,000	329,103
Takara Holdings, Inc.	91,400	985,115
Takara Leben Co., Ltd. (a)	38,900	173,153
Takara Standard Co., Ltd.	28,500	453,217
Takasago International Corp.	48,100	1,541,030
Takasago Thermal Engineering Co., Ltd.	33,200	466,582
Takashima & Co., Ltd.	36,000	63,645
Takata Corp. (a) (b)	16,300	70,214
Takeuchi Manufacturing Co., Ltd.	21,000	395,387
Takuma Co., Ltd.	35,400	345,962
Tamron Co., Ltd.	5,400	97,552
Tamura Corp.	49,000	217,231

Tanseisha Co., Ltd.	22,500	198,488
TechnoPro Holdings, Inc.	15,300	589,729
Teikoku Electric Manufacturing Co., Ltd.	3,600	35,829
Teikoku Sen-I Co., Ltd.	14,100	208,027
Tekken Corp. (a)	72,000	216,459
TKC Corp.	7,700	219,743
Toa Corp. (d)	18,400	159,512
Toa Corp. (b) (d)	8,000	144,952
Toagosei Co., Ltd.	210,500	2,399,129
Tobishima Corp. (a)	103,900	158,512
TOC Co., Ltd.	144,360	1,187,994
Tochigi Bank, Ltd.	142,500	656,040
Toda Corp.	235,000	1,412,995
Toei Co., Ltd.	137,400	1,172,641
Toho Bank, Ltd.	90,000	338,419
Toho Holdings Co., Ltd.	69,919	1,462,005
Toho Zinc Co., Ltd.	53,000	259,697
Tokai Carbon Co., Ltd.	130,000	565,826
Tokai Corp.	2,900	105,923
TOKAI Holdings Corp.	58,800	451,699
Tokai Rika Co., Ltd.	18,400	370,378
Tokai Tokyo Financial Holdings, Inc.	78,200	406,334
Tokuyama Corp. (b)	227,000	1,095,989
Tokyo Dome Corp.	42,300	392,517
Tokyo Ohka Kogyo Co., Ltd.	17,800	590,245
Tokyo Seimitsu Co., Ltd.	22,100	695,149
Tokyo Steel Manufacturing Co., Ltd.	52,900	443,880
Tokyo Tekko Co., Ltd.	9,000	36,911
Tokyo TY Financial Group, Inc.	18,000	538,724
Tokyotokeiba Co., Ltd.	73,000	169,021
Tokyu Construction Co., Ltd.	38,400	301,535
Tokyu REIT, Inc.	337	423,405
Tomoe Engineering Co., Ltd.	2,800	45,682
TOMONY Holdings, Inc.	172,880	915,366
Tomy Co., Ltd.	54,200	541,368
Topcon Corp.	42,100	752,609
Topre Corp.	23,900	621,361
Topy Industries, Ltd.	27,798	737,921
Toridoll Holdings Corp.	10,200	221,429
Torii Pharmaceutical Co., Ltd.	5,600	144,335
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	54,980
Toshiba Machine Co., Ltd.	51,000	206,874
Toshiba Plant Systems & Services Corp.	10,900	158,956
Toshiba TEC Corp. (b)	54,000	301,912
Totetsu Kogyo Co., Ltd. (a)	14,000	401,418
Towa Pharmaceutical Co., Ltd.	2,800	141,470
Toyo Construction Co., Ltd.	37,800	135,691
Toyo Corp.	141,768	1,286,255
Toyo Engineering Corp. (a) (b)	58,000	145,221
Toyo Ink SC Holdings Co., Ltd.	60,000	288,612
Toyo Tire & Rubber Co., Ltd.	42,500	762,811
Toyo Wharf & Warehouse Co., Ltd.	31,000	50,633
Toyobo Co., Ltd.	409,788	709,765
TPR Co., Ltd.	16,000	524,814
Trusco Nakayama Corp.	21,400	495,678
TS Tech Co., Ltd.	21,500	577,295

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TSI Holdings Co., Ltd.	67,800	$487,371
Tsubakimoto Chain Co.	62,000	516,342
Tsukui Corp.	28,600	169,141
Tsumura & Co.	28,100	880,095
Tsurumi Manufacturing Co., Ltd.	10,900	159,152
UACJ Corp.	136,000	356,385
Ube Industries, Ltd.	323,000	727,569
Ulvac, Inc.	34,800	1,620,856
UMN Pharma, Inc. (a) (b)	20,600	62,116
Unipres Corp.	17,100	355,873
United Arrows, Ltd. (a)	13,400	405,259
United Super Markets Holdings, Inc.	10,800	98,666
UNITED, Inc. (a) (b)	3,700	72,718
Unitika, Ltd. (b)	1,079,000	900,538
Unizo Holdings Co., Ltd.	6,900	170,101
Ushio, Inc.	43,600	550,527
UT Group Co., Ltd. (b)	13,100	170,113
V Technology Co., Ltd. (a)	1,936	298,140
Valor Holdings Co., Ltd.	32,300	761,483
VT Holdings Co., Ltd.	22,400	116,191
W-Scope Corp. (a)	9,400	137,925
Wacoal Holdings Corp.	72,000	887,804
Wacom Co., Ltd. (a)	74,300	268,048
Wakachiku Construction Co., Ltd.	38,000	49,789
Wakita & Co., Ltd.	10,900	103,493
WirelessGate, Inc.	8,000	107,332
Xebio Holdings Co., Ltd.	8,000	123,916
YAMABIKO Corp.	21,700	253,942
Yamato Kogyo Co., Ltd.	12,500	322,175
Yamazen Corp.	47,900	430,726
Yaoko Co., Ltd.	9,000	341,649
Yodogawa Steel Works, Ltd.	41,700	1,130,162
Yokogawa Bridge Holdings Corp.	17,600	203,751
Yondoshi Holdings, Inc.	13,900	308,986
Yonex Co., Ltd. (a)	25,200	279,749
Yorozu Corp.	13,900	213,683
Yoshinoya Holdings Co., Ltd.	31,300	454,767
Yushin Precision Equipment Co., Ltd.	1,400	36,662
Zenrin Co., Ltd.	51,677	1,097,725
ZERIA Pharmaceutical Co., Ltd.	18,900	290,378
Zojirushi Corp. (a)	23,900	346,392

		255,504,824

LUXEMBOURG — 0.1%
Stabilus SA	9,804	633,346

MACAU — 0.1%
Macau Legend Development, Ltd. (a) (b)	3,021,740	540,464

NETHERLANDS — 1.5%
Accell Group	11,998	329,152
AMG Advanced Metallurgical Group NV	11,829	274,858
Amsterdam Commodities NV	15,724	395,214
Arcadis NV	29,668	468,990
Basic-Fit NV (b) (e)	23,800	415,812
BE Semiconductor Industries NV	13,673	559,147
Beter Bed Holding NV	12,648	209,002
BinckBank NV (a)	41,761	213,903
Constellium NV Class A (b)	31,870	207,155
Corbion NV	40,024	1,097,802

Delta Lloyd NV	174,737	998,366
Flow Traders (e)	19,509	616,377
ForFarmers NV (b)	9,923	84,799
Fugro NV (b)	29,783	465,233
Heijmans NV (a) (b)	23,322	179,048
Intertrust NV (e)	14,339	275,746
Kendrion NV	11,501	368,412
Koninklijke BAM Groep NV	147,005	795,894
NSI NV	50,343	207,301
PostNL NV (b)	161,660	765,616
Refresco Gerber NV (e)	26,393	403,105
Sligro Food Group NV	9,626	363,431
TKH Group NV	16,426	706,690
Van Lanschot NV	12,895	309,282
Vastned Retail NV	5,633	213,578
Wessanen	30,364	411,144

		11,335,057

NEW ZEALAND — 1.4%
a2 Milk Co., Ltd. (a) (b)	364,258	761,357
Air New Zealand, Ltd.	242,184	416,475
Argosy Property, Ltd.	361,046	244,817
Chorus, Ltd.	153,231	462,742
EBOS Group, Ltd.	31,257	398,766
Freightways, Ltd.	81,483	426,636
Genesis Energy, Ltd.	188,760	274,462
Goodman Property Trust	377,450	317,947
Heartland New Zealand, Ltd.	256,971	294,602
Infratil, Ltd.	312,682	636,069
Investore Property, Ltd. (a)	172,283	160,178
Kathmandu Holdings, Ltd.	78,848	109,135
Kiwi Property Group, Ltd.	519,719	517,716
Mainfreight, Ltd.	59,554	940,449
Metlifecare, Ltd.	67,402	288,829
NZX, Ltd.	250,501	189,122
Port of Tauranga, Ltd. (a)	120,808	352,160
Precinct Properties New Zealand, Ltd.	272,304	232,232
Property for Industry, Ltd.	226,491	255,701
Restaurant Brands New Zealand, Ltd.	146,160	556,844
Skellerup Holdings, Ltd.	150,474	157,783
SKY Network Television, Ltd.	147,590	404,437
SKYCITY Entertainment Group, Ltd.	7,415	21,511
Steel & Tube Holdings, Ltd.	16,344	26,849
Stride Property Group	265,206	320,729
Summerset Group Holdings, Ltd. (a)	63,470	229,386
TOWER, Ltd.	137,019	120,687
Trade Me Group, Ltd.	207,326	743,497
Vital Healthcare Property Trust	226,209	324,960
Warehouse Group, Ltd.	64,785	104,615
Xero, Ltd. (b)	35,240	487,517

		10,778,210

NORWAY — 1.6%
AF Gruppen ASA	13,576	242,629
Aker Solutions ASA (b)	58,462	352,246
Atea ASA (b)	41,024	482,416
Austevoll Seafood ASA	35,842	262,903
Avance Gas Holding, Ltd. (e)	26,840	88,124
Borregaard ASA	55,084	617,289
BW LPG, Ltd. (e)	28,469	144,783

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

BW Offshore, Ltd. (b)	51,555	$126,053
DNO ASA (a) (b)	232,891	196,044
Ekornes ASA	47,098	592,228
Europris ASA (e)	36,968	159,684
Frontline, Ltd.	14,413	96,491
Hexagon Composites ASA (b)	53,052	169,245
Hoegh LNG Holdings, Ltd.	20,588	210,341
Kongsberg Automotive ASA (b)	207,175	141,109
Kongsberg Gruppen ASA	13,082	203,338
Kvaerner ASA (b)	110,188	138,554
Nordic Semiconductor ASA (b)	83,178	303,120
Norwegian Air Shuttle ASA (a) (b)	8,601	236,833
Norwegian Finans Holding ASA (b)	54,117	428,455
Petroleum Geo-Services ASA (b)	117,774	310,585
Prosafe SE (b)	1,194	4,699
Protector Forsikring ASA (a)	57,159	424,255
Scatec Solar ASA (e)	94,055	419,414
SpareBank 1 SMN	31,759	245,896
Spectrum ASA (b)	21,211	98,783
Stolt-Nielsen, Ltd.	14,077	239,290
Storebrand ASA (b)	149,637	994,804
TGS Nopec Geophysical Co. ASA	37,934	803,827
Thin Film Electronics ASA (a) (b)	290,066	113,812
Tomra Systems ASA	116,841	1,278,750
Treasure ASA (b)	21,989	40,451
Veidekke ASA	108,606	1,428,877
Wilh Wilhelmsen ASA (b)	21,989	107,527
XXL ASA (e)	30,745	334,694

		12,037,549

PERU — 0.0% (f)
Hochschild Mining PLC	85,214	296,119

PORTUGAL — 0.4%
Altri SGPS SA	200,553	898,761
Banco Comercial Portugues SA Class R (a) (b)	3,568,394	748,430
CTT-Correios de Portugal SA	61,322	335,936
Mota-Engil SGPS SA (a)	47,097	95,406
Pharol SGPS SA	243,340	97,859
REN — Redes Energeticas Nacionais SGPS SA	84,222	254,115
Sonae SGPS SA (b)	408,511	414,203

		2,844,710

SINGAPORE — 1.9%
AIMS AMP Capital Industrial REIT	249,058	246,866
Ascendas Hospitality Trust	516,200	288,153
Ascott Residence Trust (a)	541,025	420,105
Boustead Singapore, Ltd.	316,850	197,280
Cache Logistics Trust	499,700	302,187
Cambridge Industrial Trust	1,045,255	433,871
CapitaLand Retail China Trust	347,673	368,250
CDL Hospitality Trusts	408,700	419,727
China New Town Development Co., Ltd. (c)	428,500	23,433
China Yuchai International, Ltd.	21,971	406,683
Cordlife Group, Ltd. (a) (b)	250,100	187,043
COSCO Corp. Singapore, Ltd. (b)	4,000	887
Croesus Retail Trust	252,718	160,967
CWT, Ltd.	190,800	273,098

Delfi, Ltd.	187,100	298,599
Ezion Holdings, Ltd. (a) (b)	648,440	164,744
Ezra Holdings, Ltd. (a) (b) (c)	1,444,295	11,370
Far East Hospitality Trust	423,400	181,808
First Real Estate Investment Trust	581,000	544,701
Frasers Centrepoint Trust	266,100	401,826
Frasers Commercial Trust	315,945	289,422
GL, Ltd.	409,700	227,236
Haw Par Corp., Ltd.	70,686	506,887
Hyflux, Ltd. (a)	314,700	128,375
IGG, Inc.	448,000	621,430
International Healthway Corp., Ltd. (b)	151,700	11,508
Interra Resources, Ltd. (b)	7,000	426
Jaya Holdings, Ltd.	49	5
Keppel DC REIT	306,466	263,193
Keppel Infrastructure Trust	810,938	295,984
Lian Beng Group, Ltd.	125,600	47,640
Lippo Malls Indonesia Retail Trust	1,235,200	349,176
Manulife US Real Estate Investment Trust (c)	314,000	263,760
Mapletree Logistics Trust	488,000	382,423
Metro Holdings, Ltd.	337,400	284,930
OUE Commercial Real Estate Investment Trust	123,500	62,311
OUE Hospitality Trust	348,233	171,961
OUE, Ltd.	90,400	138,450
Pan-United Corp., Ltd.	700	346
Parkway Life Real Estate Investment Trust	252,300	455,018
Raffles Medical Group, Ltd.	476,049	482,079
Religare Health Trust	462,700	294,713
Rowsley, Ltd. (a) (b)	1,651,200	119,353
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	567,149	204,974
Saizen REIT	367	7
Sinarmas Land, Ltd. (a)	593,100	207,986
Soilbuild Business Space REIT	284,810	137,584
Stamford Land Corp., Ltd.	582	225
Starhill Global REIT	747,500	403,895
Super Group, Ltd.	247,000	230,684
Swiber Holdings, Ltd. (b)	100,100	—
Tat Hong Holdings, Ltd. (b)	849	255
Technics Oil & Gas, Ltd. (b)	1,254	—
UMS Holdings, Ltd.	332,400	203,394
United Engineers, Ltd.	288,200	587,827
Venture Corp., Ltd.	78,300	642,740
Wing Tai Holdings, Ltd.	563,699	760,447
XP Power, Ltd.	9,551	251,998
Yoma Strategic Holdings, Ltd.	731,433	335,016

		14,695,256

SOUTH AFRICA — 0.1%
Great Basin Gold, Ltd. (b)	266,255	—
Lonmin PLC (b)	102,914	109,386
Petra Diamonds, Ltd. (b)	175,920	293,232

		402,618

SOUTH KOREA — 9.1%
Able C&C Co., Ltd.	9,735	214,147
Actoz Soft Co., Ltd. (b)	1,057	19,424

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Advanced Process Systems Corp. (a) (b) (c)	6,445	$160,505
AeroSpace Technology of Korea, Inc. (a) (b) .	4,369	61,532
AfreecaTV Co., Ltd.	3,192	60,084
Ahnlab, Inc.	2,197	289,384
AJ Rent A Car Co., Ltd. (b)	2,936	26,910
AK Holdings, Inc.	1,935	102,434
Amicogen, Inc. (b)	6,146	224,230
Asiana Airlines, Inc. (b)	43,765	176,696
Barun Electronics Co., Ltd. (a) (b)	161,752	300,853
Binex Co., Ltd. (b)	15,114	188,536
Binggrae Co., Ltd.	4,070	249,303
Boryung Pharmaceutical Co., Ltd.	3,627	163,139
Bukwang Pharmaceutical Co., Ltd.	11,864	226,501
Byucksan Corp.	28,987	101,738
Cell Biotech Co., Ltd.	1,597	49,125
Celltrion Pharm, Inc. (b)	8,328	157,877
Chabiotech Co., Ltd. (b)	27,181	322,050
Cheil Worldwide, Inc.	44,217	751,250
Choa Pharmaceutical Co. (a) (b)	17,882	77,553
Chong Kun Dang Pharmaceutical Corp.	3,474	343,268
Chongkundang Holdings Corp.	1,981	120,458
CJ CGV Co., Ltd.	6,872	461,493
CJ Freshway Corp.	1,708	50,478
CNK International Co., Ltd. (b)	16,071	—
Com2uSCorp.	7,151	774,377
Corentec Co., Ltd. (b)	2,757	32,666
Cosmax BTI, Inc.	6,489	185,392
Cosmax, Inc.	5,189	631,051
Crown Confectionery Co., Ltd. (c)	2,778	82,473
CrucialTec Co., Ltd. (a) (b)	6,288	36,380
CrystalGenomics, Inc. (b)	12,177	167,688
CTC BIO, Inc. (b)	6,455	49,929
Curoholdings Co., Ltd. (b)	50,509	66,394
D.I Corp.	9,210	42,002
Dae Han Flour Mills Co., Ltd.	485	76,330
Dae Hwa Pharmaceutical Co., Ltd. (a)	9,002	171,861
Daeduck GDS Co., Ltd.	3,354	41,839
Daesang Corp.	16,260	350,412
Daesang Holdings Co., Ltd.	4,925	44,701
Daewon Pharmaceutical Co., Ltd.	9,722	177,348
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b) (g)	50,853	101,861
Daewoong Pharmaceutical Co., Ltd.	1,733	130,328
Daou Technology, Inc.	18,420	334,370
DGB Financial Group, Inc.	41,201	399,741
Digital Power Communications Co., Ltd.	13,800	50,410
DIO Corp. (a) (b)	9,122	261,840
Dong-A Socio Holdings Co., Ltd.	4,215	497,523
Dong-A ST Co., Ltd.	4,440	372,812
Dongbu HiTek Co., Ltd. (b)	25,551	436,398
DongKook Pharmaceutical Co., Ltd.	3,203	184,452
Dongkuk Steel Mill Co., Ltd.	52,098	596,311
Dongsung Finetec Co., Ltd.	4,382	27,194
Dongwha Pharm Co., Ltd.	31,374	255,021
Dongwon F&B Co., Ltd.	408	84,825
Dongwon Industries Co., Ltd.	1,129	343,253

Doosan Infracore Co., Ltd. (b)	57,191	481,748
Eo Technics Co., Ltd.	5,076	395,804
Eugene Investment & Securities Co., Ltd. (a) (b)	111,927	284,747
Eugene Technology Co., Ltd.	3,876	56,495
Eusu Holdings Co., Ltd.	6,550	37,837
Fila Korea, Ltd.	6,928	434,278
Finetex EnE, Inc. (a) (b)	41,561	216,297
Gamevil, Inc. (b)	3,270	160,824
GemVax & Kael Co., Ltd. (a) (b)	13,083	156,767
Genexine Co., Ltd. (b)	7,831	290,608
Genic Co., Ltd. (a) (b)	3,175	34,070
GNCO Co., Ltd. (b)	786	1,655
GOLFZON Co., Ltd.	2,214	101,959
GOLFZONYUWONHOLDINGS Co., Ltd.	10,785	59,311
Grand Korea Leisure Co., Ltd.	14,254	279,140
Green Cross Cell Corp.	1,763	45,088
Green Cross Corp.	3,937	558,003
Green Cross Holdings Corp.	13,289	340,454
GS Engineering & Construction Corp. (a) (b)	25,417	697,757
GS Home Shopping, Inc.	2,484	510,883
Halla Holdings Corp.	2,626	156,156
Hana Tour Service, Inc.	4,613	328,351
Hanall Biopharma Co., Ltd. (a) (b)	15,982	190,075
Hancom, Inc.	6,228	91,891
Hanil Cement Co., Ltd.	1,686	152,272
Hanjin Heavy Industries & Construction Co., Ltd. (b)	36,715	127,385
Hanjin Kal Corp. (b)	22,671	397,346
Hanjin Shipping Co., Ltd. (b) (c)	1,732	19
Hanjin Transportation Co., Ltd.	4,072	93,398
Hankook Shell Oil Co., Ltd.	294	104,502
Hankook Tire Worldwide Co., Ltd.	13,916	242,034
Hanmi Pharm Co., Ltd.	482	128,872
Hanmi Semiconductor Co., Ltd.	5,551	83,640
Hansae Co., Ltd. (a)	10,524	228,210
Hansol Chemical Co., Ltd.	2,681	183,161
Hansol Holdings Co., Ltd. (b)	47,485	267,085
Hansol Paper Co., Ltd.	29,651	505,098
Hansol Technics Co., Ltd. (b)	12,647	191,124
Hanwha Investment & Securities Co., Ltd. (b)	248,510	552,220
Harim Co., Ltd. (a)	12,378	57,557
Heung-A Shipping Co., Ltd. (a)	47,633	75,818
Hite Jinro Co., Ltd.	32,372	589,082
HLB, Inc. (a) (b)	16,631	208,204
Homecast Co., Ltd. (a) (b)	14,362	127,400
Hugel, Inc. (b)	1,113	367,351
Humax Co., Ltd.	32,291	343,613
Humedix Co., Ltd.	1,459	39,140
Huons Co., Ltd. (b)	2,290	104,640
Huons Global Co., Ltd.	2,074	46,458
Hwa Shin Co., Ltd.	3,328	19,195
Hyundai BNG Steel Co., Ltd.	2,528	28,822
Hyundai C&F, Inc.	1,682	23,764
Hyundai Corp.	2,393	46,007
Hyundai Elevator Co., Ltd.	8,083	456,806

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Hyundai Engineering Plastics Co., Ltd.	5,126	$38,687
Hyundai Greenfood Co., Ltd.	34,333	480,472
Hyundai Home Shopping Network Corp.	3,955	450,919
Hyundai Hy Communications & Network Co., Ltd.	7,660	26,645
Hyundai IBT Co., Ltd. (a) (b)	45,395	162,574
Hyundai Livart Furniture Co., Ltd.	13,497	324,662
Hyundai Merchant Marine Co., Ltd. (b)	66,898	493,525
Hyundai Mipo Dockyard Co., Ltd. (a) (b)	3,893	308,432
Hyundai Rotem Co., Ltd. (b)	24,394	456,992
i-SENS, Inc.	2,594	68,312
Il Dong Pharmaceutical Co., Ltd. (d)	7,288	127,408
Il Dong Pharmaceutical Co., Ltd. (d)	2,681	47,229
Ilyang Pharmaceutical Co., Ltd. (a)	8,357	279,488
iMarketKorea, Inc.	7,991	95,395
InBody Co., Ltd.	2,625	53,871
Innocean Worldwide, Inc.	5,807	319,871
Innox Corp. (a) (b)	3,589	90,343
Inscobee, Inc. (b)	22,553	31,864
Interojo Co., Ltd.	3,505	118,160
Interpark Holdings Corp.	32,406	139,094
iNtRON Biotechnology, Inc. (b)	4,727	99,756
IS Dongseo Co., Ltd.	6,252	254,653
JB Financial Group Co., Ltd.	201,921	1,076,142
Jeil Pharmaceutical Co. (a)	4,914	285,182
Jeju Air Co., Ltd.	5,085	135,503
Jenax, Inc. (a) (b)	7,138	141,062
JoyCity Corp. (b)	1,510	27,343
Jusung Engineering Co., Ltd. (b)	8,008	69,604
JW Holdings Corp. (a)	26,317	187,794
JW Pharmaceutical Corp. (a)	5,980	238,762
JYP Entertainment Corp. (b)	12,381	59,785
KB Financial Group, Inc.	11,034	483,471
KB Insurance Co., Ltd.	40,355	974,323
Kginicis Co., Ltd.	16,728	171,274
KGMobilians Co., Ltd. (a)	47,253	297,470
KH Vatec Co., Ltd.	6,000	75,114
KIWOOM Securities Co., Ltd.	6,949	505,811
Koh Young Technology, Inc.	2,882	132,207
Kolao Holdings (a)	15,372	100,345
Kolon Corp.	3,941	220,256
Kolon Industries, Inc.	9,112	576,884
Kolon Life Science, Inc.	1,996	226,319
Komipharm International Co., Ltd. (b)	14,079	471,482
KONA I Co., Ltd. (b)	6,074	56,487
Korea Electric Terminal Co., Ltd.	2,560	166,882
Korea Kolmar Co., Ltd. (a)	8,973	602,586
Korea Kolmar Holdings Co., Ltd.	2,092	54,624
Korea Line Corp. (b)	3,888	80,833
Korea Petrochemical Ind Co., Ltd.	1,418	310,659
Korea Real Estate Investment & Trust Co., Ltd.	52,651	146,658
Korea United Pharm, Inc.	6,977	114,484
Korean Air Lines Co., Ltd. (b)	19,381	546,786
Korean Reinsurance Co.	93,495	969,813
Kortek Corp.	7,958	102,828
KT Hitel Co., Ltd. (b)	63,725	409,144

KT Skylife Co., Ltd.	14,981	221,038
Ktis Corp.	13,657	41,583
Kumho Industrial Co., Ltd.	17,013	139,962
Kumho Petrochemical Co., Ltd.	9,851	694,142
Kumho Tire Co., Inc. (a) (b)	63,997	488,719
Kwang Dong Pharmaceutical Co., Ltd.	17,344	138,032
KyungDong City Gas Co., Ltd.	278	17,948
Kyungdong Pharm Co., Ltd.	6,915	120,269
Leaders Cosmetics Co., Ltd. (a) (b)	7,381	101,313
LEENO Industrial, Inc.	3,454	129,259
LF Corp.	12,703	254,446
LG Chem, Ltd.	1,292	339,666
LG Hausys, Ltd.	3,904	354,338
LG Innotek Co., Ltd.	6,371	777,646
LG International Corp.	38,281	1,102,252
LIG Nex1 Co., Ltd.	5,281	370,704
Lock&Lock Co., Ltd.	3,411	43,007
Loen Entertainment, Inc.	4,044	325,458
Lotte Chilsung Beverage Co., Ltd.	402	508,656
LOTTE Fine Chemical Co., Ltd.	14,761	510,161
Lotte Food Co., Ltd.	754	420,724
LOTTE Himart Co., Ltd.	4,236	203,031
LS Corp.	12,498	717,492
LS Industrial Systems Co., Ltd.	11,347	479,429
Lumens Co., Ltd. (b)	14,756	45,325
Lutronic Corp.	6,148	72,844
Macrogen, Inc. (b)	3,377	87,724
Maeil Dairy Industry Co., Ltd.	1,495	63,099
Magnachip Semiconductor Corp. (a) (b)	24,236	231,454
Medipost Co., Ltd. (a) (b)	4,326	230,555
MegaStudy Co., Ltd.	3,945	111,475
Melfas, Inc. (b)	24,635	161,032
Meritz Financial Group, Inc.	32,951	358,003
Meritz Fire & Marine Insurance Co., Ltd.	54,949	786,179
Meritz Securities Co., Ltd.	157,347	524,115
Minwise Co., Ltd. (a)	19,495	677,261
Mirae Corp. (a) (b)	228,142	84,051
Modetour Network, Inc.	3,064	105,896
Muhak Co., Ltd.	6,113	126,546
Naturalendo Tech Co., Ltd. (a) (b)	10,778	151,314
Naturecell Co., Ltd. (a) (b)	36,949	142,239
Neowiz Games Corp. (a) (b)	11,749	123,972
NEPES Corp. (b)	5,926	58,025
Nexen Tire Corp.	26,771	335,146
NH Investment & Securities Co., Ltd.	3	34
NHN Entertainment Corp. (b)	10,756	576,128
NHN KCP Corp. (b)	6,888	83,151
NICE Holdings Co., Ltd.	5,410	83,692
NongShim Co., Ltd.	2,833	757,460
OCI Co., Ltd.	7,748	586,833
Opto Device Technology Co., Ltd.	6,021	49,910
Osstem Implant Co., Ltd. (b)	7,660	358,238
Pan Ocean Co., Ltd. (b)	102,180	502,540
Paradise Co., Ltd. (a)	24,973	308,171
Partron Co., Ltd.	24,516	252,109
Paru Co., Ltd. (a) (b)	100,720	298,116
Pharmicell Co., Ltd. (a) (b)	60,914	250,018
Poongsan Corp.	18,801	657,354

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Posco ICT Co., Ltd.	7,906	$50,124
Power Logics Co., Ltd. (b)	15,470	76,084
Qurient Co., Ltd. (b)	6,373	144,465
Redrover Co., Ltd. (b)	14,589	77,883
S&T Dynamics Co., Ltd. (b)	7,375	60,936
S-Energy Co., Ltd.	35	250
Sajo Industries Co., Ltd.	1,225	73,721
Sam Yung Trading Co., Ltd.	5,633	96,964
Samchully Co., Ltd.	492	47,075
Samchuly Bicycle Co., Ltd.	5,255	70,017
Samho International Co., Ltd. (b)	4,964	75,905
Samjin Pharmaceutical Co., Ltd.	10,154	294,641
Samkwang Glass	975	51,004
Samsung Pharmaceutical Co., Ltd. (b)	35,843	116,026
Samyang Holdings Corp.	3,970	438,429
Schnell Biopharmaceuticals, Inc. (a) (b)	40,498	121,317
SeAH Steel Corp.	663	56,381
Sebang Co., Ltd.	2,659	37,449
Seegene, Inc. (b)	13,857	407,668
Seobu T&D	4,573	68,699
Seohan Co., Ltd.	149,435	370,147
Seoul Semiconductor Co., Ltd. (a)	23,841	370,950
SEOWONINTECH Co., Ltd.	2,971	29,755
Seoyon Co., Ltd.	4,385	40,388
Seoyon E-Hwa Co., Ltd.	3,488	44,602
SFA Engineering Corp.	15,504	1,003,746
Shinsegae Information & Communication Co., Ltd.	7,182	445,704
Shinsegae, Inc.	3,282	560,549
Silicon Works Co., Ltd.	1,861	51,006
Silla Co., Ltd.	1,612	21,334
Sindoh Co., Ltd.	824	37,505
SK Bioland Co., Ltd.	3,945	58,559
SK Chemicals Co., Ltd.	8,155	473,271
SK Materials Co., Ltd.	2,978	432,733
SK Networks Co., Ltd.	70,794	472,888
SKC Co., Ltd.	14,185	390,680
SM Culture & Contents Co., Ltd. (a) (b)	102,698	203,412
SM Entertainment Co. (a) (b)	9,176	193,645
Soulbrain Co., Ltd.	7,610	353,859
SPC Samlip Co., Ltd.	1,615	317,714
Suheung Co., Ltd.	1,517	50,056
SundayToz Corp. (b)	3,445	71,315
Sungshin Cement Co., Ltd. (b)	7,179	46,413
Sungwoo Hitech Co., Ltd.	28,359	189,939
Suprema HQ, Inc. (b)	1,780	13,227
Suprema, Inc. (b)	1,723	33,280
Synopex, Inc. (b)	30,038	49,423
Taekwang Industrial Co., Ltd.	530	431,280
Taihan Electric Wire Co., Ltd. (b)	142,012	217,786
TBH Global Co., Ltd. (b)	2,002	13,928
Tera Semicon Co., Ltd.	2,646	59,152
Tongyang Life Insurance Co., Ltd.	7,809	71,575
Tongyang, Inc.	134,392	287,820
Tovis Co., Ltd.	7,515	53,223
Value Added Technologies Co., Ltd.	3,653	91,627
Viatron Technologies, Inc. (a)	11,360	202,658
Vieworks Co., Ltd.	6,662	384,243
ViroMed Co., Ltd. (a) (b)	7,854	662,284

Wave Electronics Co., Ltd. (b)	6,572	156,028
Webzen, Inc. (a) (b)	12,738	245,465
WeMade Entertainment Co., Ltd.	5,649	146,996
Whanin Pharmaceutical Co., Ltd.	8,728	122,924
Wins Co., Ltd.	4,001	48,479
WiSoL Co., Ltd.	5,971	84,095
Wonik Holdings Co., Ltd. (a) (b)	105,357	517,223
Wonik IPS Co., Ltd. (b)	17,043	379,478
Woojeon Co., Ltd. (b) (c)	7,776	4,798
Woongjin Thinkbig Co., Ltd. (b)	8,229	66,374
YG Entertainment, Inc. (a)	6,886	179,801
Young Poong Corp.	268	230,303
Youngone Corp. (a)	10,296	306,588
Yuanta Securities Korea Co., Ltd. (a) (b)	75,522	229,274
Yuhan Corp.	26	5,173
Yungjin Pharmaceutical Co., Ltd. (a) (b)	53,735	392,573

		70,114,410

SPAIN — 1.1%
Applus Services SA	54,807	660,341
Axiare Patrimonio SOCIMI SA	22,352	334,453
Baron de Ley (b)	989	119,582
Codere SA (b)	596,157	357,067
Construcciones y Auxiliar de Ferrocarriles SA	22,906	878,293
Euskaltel SA (e)	32,050	329,079
Faes Farma SA	270,005	965,982
Hispania Activos Inmobiliarios SOCIMI SA	. 32,752	471,853
Lar Espana Real Estate Socimi SA	25,555	197,339
Let’s GOWEX SA (a) (b)	9,561	—
NH Hotel Group SA (b)	58,246	275,353
Obrascon Huarte Lain SA	49,159	225,665
Parques Reunidos Servicios Centrales SAU (b) (e)	13,169	236,626
Pharma Mar SA (a) (b)	178,481	568,865
Promotora de Informaciones SA Class A (b)	. 45,991	212,007
Sacyr SA (a) (b)	118,619	295,478
Saeta Yield SA	14,031	128,158
Talgo SA (a) (b) (e)	37,676	209,460
Telepizza Group SA (b) (e)	33,509	170,704
Tubacex SA	162,744	515,226
Vidrala SA	21,806	1,136,044

		8,287,575

SWEDEN — 3.0%
Acando AB	89,364	308,279
AddLife AB (b)	15,336	284,277
AddTech AB Class B	26,290	437,269
AF AB Class B	30,112	624,614
Attendo AB (e)	29,748	294,038
Avanza Bank Holding AB	10,272	387,603
B&B Tools AB Class B	13,569	291,797
Beijer Alma AB	9,184	245,845
Beijer Ref AB	15,970	414,977
Betsson AB (b)	51,515	450,049
Bilia AB Class A	13,365	276,931

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

BioGaia AB Class B	5,372	$200,962
Bonava AB Class B (b)	38,604	566,415
Bravida Holding AB (e)	38,295	249,201
Bufab AB	23,485	251,203
Bure Equity AB	22,806	250,326
Byggmax Group AB (a)	27,956	192,567
Capio AB (e)	28,286	157,139
Cellavision AB	19,224	263,761
Clas Ohlson AB Class B	13,835	217,327
Cloetta AB Class B	111,534	442,223
Com Hem Holding AB	42,059	483,794
Duni AB	13,863	203,404
Eltel AB (a) (e)	22,595	139,822
Evolution Gaming Group AB (a) (e)	10,399	380,865
Haldex AB	46,513	621,246
Hemfosa Fastigheter AB	57,775	517,680
HIQ International AB (b)	32,603	236,444
Hoist Finance AB (a) (e)	23,152	203,559
Industrial & Financial Systems (c)	9,979	443,161
Infant Bacterial Theraoeutic AB (b)	1,217	8,247
Investment AB Oresund	15,754	264,675
Inwido AB	31,388	379,681
JM AB	24,283	769,425
KNOW IT AB	23,788	315,724
Kungsleden AB (a)	69,301	398,576
Kungsleden AB (a) (b)	13,860	79,171
Lagercrantz Group AB Class B	23,469	228,689
LeoVegas AB (b) (e)	69,671	307,454
Lindab International AB	21,101	179,853
Medivir AB Class B (b)	8,660	68,139
Modern Times Group MTG AB Class B	20,422	685,743
Munksjo Oyj (b)	19,788	295,030
Mycronic AB	30,946	318,011
NetEnt AB (b)	78,574	633,640
New Wave Group AB Class B	96,249	673,763
Nobia AB	53,498	551,260
Nolato AB Class B	12,253	366,425
Opus Group AB	87,375	70,951
Orexo AB (a) (b)	28,057	92,389
Qliro Group AB (b)	96,680	139,146
Ratos AB Class B (a)	56,197	265,114
RaySearch Laboratories AB	14,342	377,493
Recipharm AB Class B	10,331	143,771
Sagax AB Class B	36,453	350,105
Sagax AB Class D	2,410	7,571
SAS AB (a) (b)	46,790	74,941
Scandi Standard AB	29,374	179,304
Sectra AB Class B (b)	15,449	276,854
SkiStar AB	10,947	204,146
Starbreeze AB (a) (b)	114,508	196,227
Systemair AB.	11,915	198,176
Tethys Oil AB	31,571	224,540
Thule Group AB (e)	27,963	470,732
Tobii AB (a) (b)	40,220	260,151
Vitrolife AB.	8,585	412,505
Vostok New Ventures, Ltd. SDR (b)	21,816	170,432
Wihlborgs Fastigheter AB	125,041	2,379,452

		23,054,284

SWITZERLAND — 2.6%
APG SGA SA	303	141,442
Arbonia AG (a) (b)	20,466	346,569
Ascom Holding AG	21,191	374,725
Autoneum Holding AG	1,432	420,966
Bachem Holding AG Class B	3,655	433,072
Basilea Pharmaceutica, Ltd. (a) (b)	8,722	753,737
Bell AG	829	344,537
Bobst Group SA	2,784	257,415
Bossard Holding AG Class A (b)	2,019	361,461
Burckhardt Compression Holding AG	1,391	376,951
Burkhalter Holding AG	2,737	410,160
Comet Holding AG (b)	341	416,307
Conzzeta AG	193	171,703
EFG International AG (b)	41,800	259,332
Evolva Holding SA (a) (b)	216,138	140,356
GAM Holding AG (b)	67,649	834,672
Gurit Holding AG (b)	64	55,371
HBM Healthcare Investments AG Class A (b)	3,063	340,894
Huber + Suhner AG	6,327	411,497
Implenia AG	5,041	354,046
Inficon Holding AG (b)	947	470,212
Interroll Holding AG	406	466,457
Intershop Holding AG	254	126,372
Kardex AG (b)	4,096	400,413
Komax Holding AG	2,223	540,787
Kudelski SA	51,340	841,177
Lastminute.com NV (b)	1,581	22,982
LEM Holding SA	274	255,673
Leonteq AG (a) (b)	3,674	150,308
LifeWatch AG (b)	12,498	161,696
Metall Zug AG	63	251,824
Meyer Burger Technology AG (b)	38,260	32,490
Mobilezone Holding AG	14,419	228,324
Mobimo Holding AG (b)	3,115	806,797
Myriad Group AG (b)	27,669	45,334
Newron Pharmaceuticals SpA (b)	3,477	78,158
Orascom Development Holding AG (b)	5,346	28,894
Oriflame Holding AG	19,924	800,236
Orior AG	5,787	414,534
Phoenix Mecano AG	452	232,559
Rieter Holding AG (b)	1,476	310,698
Santhera Pharmaceutical Holding AG (b)	2,154	165,701
Schmolz + Bickenbach AG (b)	185,796	142,927
Schweiter Technologies AG	335	371,832
Siegfried Holding AG (b)	1,750	461,124
Swissquote Group Holding SA (b)	5,551	150,289
Tecan Group AG	4,688	749,837
u-blox Holding AG (b)	2,873	632,895
Valiant Holding AG	6,647	707,898
Valora Holding AG	6,099	2,109,775
Vaudoise Assurances Holding SA	448	231,396
Wizz Air Holdings PLC (b) (e)	20,887	428,599
Zehnder Group AG (b)	2,579	84,253

		20,107,664

UNITED ARAB EMIRATES — 0.0% (f)
Lamprell PLC (b)	116,941	163,411

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 9.7%
4imprint Group PLC	8,242	$184,069
888 Holdings PLC	78,131	260,856
A.G.Barr PLC	46,327	335,412
Aldermore Group PLC (b)	61,175	170,510
Allied Minds PLC (a) (b)	90,609	345,231
AO World PLC (a) (b)	85,480	144,299
Arrow Global Group PLC	68,337	306,559
Ascential PLC	61,071	244,754
Assura PLC	888,542	642,758
AVEVA Group PLC	25,050	610,814
Avon Rubber PLC	17,063	205,150
Big Yellow Group PLC REIT	58,355	533,046
Bloomsbury Publishing PLC	21,099	47,226
Bodycote PLC	49,081	488,839
Bovis Homes Group PLC	57,699	610,387
Brewin Dolphin Holdings PLC	109,919	429,388
Cairn Energy PLC (b)	251,339	642,717
Cape PLC	38,718	119,101
Card Factory PLC	100,073	356,638
Carillion PLC (a)	153,316	427,522
Chemring Group PLC (b)	277,391	665,978
Chesnara PLC	52,406	235,584
Cineworld Group PLC	438	3,628
Circassia Pharmaceuticals PLC (b)	88,777	118,504
Clarkson PLC	12,165	395,505
CMC Markets PLC (e)	37,392	56,576
Coats Group PLC (a) (b)	575,819	417,619
Communisis PLC	51,946	35,726
Computacenter PLC	32,571	303,630
Concentric AB	22,579	347,727
Connect Group PLC	70,763	119,234
Consort Medical PLC	25,391	328,932
Costain Group PLC	51,065	293,729
Countryside Properties PLC (e)	125,895	380,970
Countrywide PLC	67,501	131,674
Cranswick PLC	21,469	686,987
Crest Nicholson Holdings PLC	108,316	735,460
Daejan Holdings PLC	2,240	180,245
Dairy Crest Group PLC (a)	64,208	444,399
De La Rue PLC	37,445	288,430
Debenhams PLC	462,842	314,846
Dechra Pharmaceuticals PLC	28,657	599,864
Devro PLC	62,184	141,325
DFS Furniture PLC	76,780	244,824
Dialight PLC (b)	12,457	155,769
Dignity PLC	14,986	445,807
Diploma PLC.	48,128	637,324
Domino’s Pizza Group PLC	2,124	8,202
Doric Nimrod Air Three, Ltd. Preference Shares	89,106	115,322
Drax Group PLC	163,099	663,644
EI Group PLC (b)	433,164	735,290
Electrocomponents PLC	173,920	1,029,542
Elementis PLC	144,069	520,997
Empiric Student Property PLC	364,031	492,757
EnQuest PLC (b)	430,034	225,849
Essentra PLC (a)	107,432	705,276
esure Group PLC	113,157	331,952

Euromoney Institutional Investor PLC	16,606	220,732
Exova Group PLC	57,106	176,378
F&C Commercial Property Trust, Ltd	282,155	510,532
FDM Group Holdings PLC	40,292	371,828
Fenner PLC	165,742	606,731
Ferroglobe PLC	21,071	217,663
Fidessa Group PLC	19,022	592,749
Findel PLC (b)	30,308	76,176
Firstgroup PLC (b)	384,565	634,761
Flybe Group PLC (b)	121,384	61,093
Forterra PLC (e)	102,043	267,959
Foxtons Group PLC	95,443	114,871
Fuller Smith & Turner PLC Class A	19,967	249,053
Galliford Try PLC	31,282	575,796
Games Workshop Group PLC	6,127	74,700
Gem Diamonds, Ltd.	96,633	113,283
Genel Energy PLC (a) (b)	62,795	51,039
Genus PLC	33,659	726,034
Go-Ahead Group PLC	17,574	379,515
Gocompare.Com Group PLC (b)	113,157	127,347
Grafton Group PLC	88,845	794,338
Grainger PLC	171,049	526,379
Greene King PLC	445	3,904
Greggs PLC	51,247	668,373
Halfords Group PLC	86,007	381,471
Hansteen Holdings PLC	172,981	258,483
Headlam Group PLC	19,481	152,007
Helical Bar PLC	41,106	161,014
Hill & Smith Holdings PLC	26,501	421,518
Hilton Food Group PLC	30,901	249,422
Hunting PLC	64,855	458,203
Huntsworth PLC	1,708	940
Ibstock PLC (e)	98,968	256,914
Imagination Technologies Group PLC (b)	87,155	292,347
Indivior PLC	1,843	7,423
Intelligent Energy Holdings PLC (b)	48,121	3,174
International Personal Finance PLC	84,089	172,182
Interserve PLC	94,209	262,113
IP Group PLC (b)	219,077	429,272
ITE Group PLC	290,915	585,677
Ithaca Energy, Inc. (b)	158,675	229,628
J D Wetherspoon PLC	130,665	1,544,036
Jackpotjoy PLC (a) (b)	41,039	281,732
James Fisher & Sons PLC	19,851	396,418
JD Sports Fashion PLC	682	3,286
John Laing Group PLC (e)	133,257	454,070
John Menzies PLC	28,113	238,343
Johnston Press PLC (b)	28,520	7,266
JRP Group PLC	260,452	428,272
KCOM Group PLC	218,119	245,472
Keller Group PLC	55,843	633,348
Kier Group PLC	38,793	663,599
Laird PLC	200,393	383,390
Lancashire Holdings, Ltd.	60,787	511,175
LondonMetric Property PLC	223,222	446,047
Lookers PLC	130,194	208,792
Low & Bonar PLC	88,783	80,211
LSL Property Services PLC	40,276	105,259

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Luxfer Holdings PLC ADR	8,917	$108,431
Marshalls PLC	103,180	455,188
Marston’s PLC	147,411	247,371
McBride PLC (b)	146,554	362,852
McCarthy & Stone PLC (e)	229,833	543,176
McColl’s Retail Group PLC	62,112	151,453
McKay Securities PLC	53,703	141,021
Mears Group PLC	34,178	215,185
Micro Focus International PLC	180	5,127
Millennium & Copthorne Hotels PLC	33,260	183,412
Mitchells & Butlers PLC	48,995	149,795
Mitie Group PLC	256,687	712,242
Moneysupermarket.com Group PLC	2,183	9,014
Morgan Advanced Materials PLC	178,049	690,188
Morgan Sindall Group PLC	65,651	802,462
Mothercare PLC (b)	59,802	86,931
Mucklow A & J Group PLC	29,813	182,484
N Brown Group PLC	68,011	178,381
NCC Group PLC (a)	127,953	212,798
NewRiver REIT PLC	92,289	389,831
NMC Health PLC	135	2,986
Northgate PLC	48,439	333,138
Novae Group PLC	26,494	209,544
On the Beach Group PLC (e)	35,739	136,863
OneSavings Bank PLC	59,902	302,764
Ophir Energy PLC (b)	269,720	290,897
Oxford Instruments PLC	23,483	240,787
Pagegroup PLC	125,517	671,601
Paragon Group of Cos. PLC	130,133	679,864
PayPoint PLC	75,170	963,462
Pendragon PLC	521,167	228,093
Petropavlovsk PLC (b)	1,013,744	92,537
Pets at Home Group PLC	143,056	326,643
Photo-Me International PLC	104,668	206,139
Polypipe Group PLC	72,069	343,352
Premier Foods PLC (b)	448,894	246,981
Premier Oil PLC (b)	227,552	179,262
Primary Health Properties PLC (a)	284,504	393,113
PZ Cussons PLC	107,701	432,441
QinetiQ Group PLC	147,087	513,151
Rank Group PLC	59,203	154,501
Rathbone Brothers PLC	19,116	572,491
Raven Russia, Ltd. (b)	156,362	107,538
Redefine International PLC	341,515	157,282
Redrow PLC	94,763	604,332
Renewi PLC	557,848	666,171
Renishaw PLC	184	7,162
Restaurant Group PLC	85,537	356,711
Ricardo PLC	29,558	321,744
Robert Walters PLC	47,633	259,693
RPC Group PLC	1,104	10,789
RPS Group PLC	202,131	623,040
Safestore Holdings PLC	78,789	373,397
Sanne Group PLC	54,316	468,984
Savills PLC	55,805	642,686
Schroder Real Estate Investment Trust, Ltd.	242,857	187,523
SDL PLC	46,338	336,072
Seadrill, Ltd. (a) (b)	153,543	241,517

Senior PLC	419,349	1,080,737
Serco Group PLC (b)	374,299	540,589
Shawbrook Group PLC (b) (e)	59,535	252,594
SIG PLC	313,143	435,817
Soco International PLC	99,996	169,429
Softcat PLC	57,881	285,167
Sophos Group PLC (e)	120,645	409,737
Speedy Hire PLC	186,412	123,542
Spire Healthcare Group PLC (e)	84,784	343,499
Spirent Communications PLC	335,453	500,215
SSP Group PLC	1,294	6,743
ST Modwen Properties PLC	71,222	289,444
Stagecoach Group PLC	145,494	380,968
Stallergenes Greer PLC (b)	425	14,500
SThree PLC	57,626	226,804
Stobart Group, Ltd.	115,335	298,537
Stock Spirits Group PLC	89,597	209,508
SuperGroup PLC	23,933	444,716
SVG Capital PLC (b)	16,733	150,756
Synthomer PLC	127,285	757,141
Ted Baker PLC	10,692	369,007
Telecom Plus PLC	30,168	451,551
Thomas Cook Group PLC	288,853	308,823
Topps Tiles PLC	99,846	121,419
TORM PLC	11,455	116,976
TP ICAP PLC	221,349	1,285,670
Trinity Mirror PLC	105,170	151,894
Tritax Big Box REIT PLC	434,110	784,936
Tyman PLC	62,339	250,615
U & I Group PLC	54,832	114,674
Ultra Electronics Holdings PLC	17,262	447,247
UNITE Group PLC	54,641	434,894
Urban & Civic PLC	37,323	111,076
Vectura Group PLC (b)	282,049	538,555
Vesuvius PLC	77,992	507,618
Victrex PLC	28,427	675,384
Virgin Money Holdings UK PLC	92,145	369,404
Vitec Group PLC	27,027	268,340
Volution Group PLC	83,074	194,255
Wilmington PLC	21,770	68,056
Wincanton PLC	208,684	682,381
Workspace Group PLC	44,720	438,973
Xaar PLC	31,209	138,540
ZPG PLC (e)	140,896	639,546

		74,841,011

UNITED STATES — 0.7%
Alacer Gold Corp. (b)	114,613	231,177
Argonaut Gold, Inc. (b)	66,797	116,700
Atlantic Power Corp. (a) (b)	60,573	159,421
Avadel Pharmaceuticals PLC ADR (b)	20,781	201,160
Boart Longyear, Ltd. (b)	2,626	164
DHT Holdings, Inc.	60,924	272,330
Eros International PLC (a) (b)	12,606	129,842
Ferroglobe Representation & Warranty Insurance Trust	19,857	—
Globant SA (b)	11,989	436,400
Golar LNG, Ltd.	38,153	1,065,613
MDC Partners, Inc. Class A	27,072	254,477
Mitel Networks Corp. (b)	38,447	266,438

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nordic American Tankers, Ltd. (a)	47,817	$391,143
Ormat Technologies, Inc.	1	44
Oxford Immunotec Global PLC (b)	15,945	246,988
REC Silicon ASA (a) (b)	908,036	108,894
Ship Finance International, Ltd. (a)	34,036	500,329
Sims Metal Management, Ltd.	52,743	497,304
Stratasys, Ltd. (b)	20,244	414,799
Vail Resorts, Inc.	1,883	361,348

		5,654,571

TOTAL COMMON STOCKS (Cost $805,380,850)		764,333,960

WARRANTS — 0.0% (f)
SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b) (Cost $0)	115,305	6,849

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Cooper Energy, Ltd. (expiring 4/21/17) (b) (g)	632	—
Emeco Holdings, Ltd. (expiring 4/10/17) (b)	754	1
Silver Chef, Ltd. (expiring 4/12/17) (b) (g)	846	—

		1

HONG KONG — 0.0% (f)
Landing International Development, Ltd. (expiring 4/19/17) (a) (b)	27,667,500	14,240

UNITED KINGDOM — 0.0% (f)
Laird PLC (expiring 4/3/17) (b)	160,314	139,323

TOTAL RIGHTS (Cost $437,551)		153,564

SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	88,152	88,152
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	56,680,386	56,680,386

TOTAL SHORT-TERM INVESTMENTS (Cost $56,768,538)		56,768,538

TOTAL INVESTMENTS — 106.7% (Cost $862,586,939)		821,262,911
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(51,544,387)

NET ASSETS — 100.0%		$769,718,524

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $1,750,219 representing 0.2% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $101,861, representing less than 0.05% of the Fund’s net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$51,053,867	$61,718	$0	(a)	$51,115,585
Austria	3,765,992	408,477	—		4,174,469
Belgium	10,495,179	—	—		10,495,179
Canada	68,802,574	36,647	0	(a)	68,839,221
China	1,836,320	—	—		1,836,320
Denmark	7,343,682	—	0	(a)	7,343,682
Faeroe Islands	648,716	—	—		648,716
Finland	7,869,065	—	0	(a)	7,869,065
France	15,514,999	—	—		15,514,999
Germany	22,172,061	—	—		22,172,061
Greece	621	—	0	(a)	621
Hong Kong	27,739,920	81,457	0	(a)	27,821,377
India	486,778	—	—		486,778
Ireland	6,594,623	—	—		6,594,623
Israel	14,760,300	—	—		14,760,300
Italy	13,197,484	172,401	0	(a)	13,369,885
Japan	255,504,824	—	—		255,504,824
Luxembourg	633,346	—	—		633,346
Macau	540,464	—	—		540,464
Netherlands	11,335,057	—	—		11,335,057
New Zealand	10,778,210	—	—		10,778,210
Norway	12,037,549	—	—		12,037,549
Peru	296,119	—	—		296,119
Portugal	2,844,710	—	—		2,844,710
Singapore	14,396,693	298,563	0	(a)	14,695,256
South Africa	402,618	—	0	(a)	402,618
South Korea	69,764,754	247,795	101,861		70,114,410
Spain	8,287,575	—	0	(a)	8,287,575
Sweden	22,611,123	443,161	—		23,054,284
Switzerland	20,107,664	—	—		20,107,664
United Arab Emirates	163,411	—	—		163,411
United Kingdom	74,841,011	—	—		74,841,011
United States	5,654,571	—	0	(a)	5,654,571
Warrants
Singapore	6,849	—	—		6,849
Rights
Australia	—	1	0	(a)	1
Hong Kong	—	14,240	—		14,240
United Kingdom	139,323	—	—		139,323
Short-Term Investments	56,768,538	—	—		56,768,538

TOTAL INVESTMENTS	$819,396,590	$1,764,460	$101,861		$821,262,911

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,225,573	$3,225,573	470,553	3,696,126	—	$—	$141
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	35,303,976	35,215,824	88,152	88,152	5,157
State Street Navigator Securities Lending Government Money Market Portfolio*	77,010,646	77,010,646	52,398,625	72,728,885	56,680,386	56,680,386	734,296

TOTAL		$80,236,219				$56,768,538	$739,594

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 14.2%
BGP Holdings PLC (a) (b)	32,410,441	$—
BWP Trust	4,241,322	9,221,151
Charter Hall Retail REIT	2,891,968	9,574,636
Dexus Property Group REIT	8,452,242	62,994,921
Goodman Group REIT	14,020,633	82,784,234
GPT Group REIT	15,799,476	62,071,032
Investa Office Fund REIT	5,398,520	19,561,735
Scentre Group REIT	46,885,489	153,438,658
Westfield Corp.	16,832,358	114,024,185

		513,670,552

AUSTRIA — 0.8%
CA Immobilien Anlagen AG (a)	642,280	14,147,742
IMMOFINANZ AG (a) (c)	7,717,648	14,783,643

		28,931,385

BELGIUM — 0.6%
Cofinimmo SA REIT	177,842	20,371,581

BRAZIL — 0.6%
BR Malls Participacoes SA (a)	4,678,812	21,353,403

CANADA — 3.5%
Artis Real Estate Investment Trust	646,275	6,411,141
Boardwalk Real Estate Investment Trust	197,800	6,996,008
Canadian Apartment Properties	583,697	14,574,371
Canadian Real Estate Investment Trust	315,161	11,456,533
Dream Office Real Estate Investment Trust	449,650	6,486,909
First Capital Realty, Inc.	1,220,243	18,326,748
H&R Real Estate Investment Trust REIT	1,231,175	21,297,347
RioCan Real Estate Investment Trust	1,403,172	27,565,783
Smart Real Estate Investment Trust REIT	560,754	13,736,613

		126,851,453

FRANCE — 10.3%
Fonciere Des Regions	467,811	39,182,179
Gecina SA REIT	355,005	48,297,262
Klepierre REIT (c)	1,826,514	71,226,335
Mercialys SA	484,039	9,052,050
Unibail-Rodamco SE	874,634	204,960,260

		372,718,086

GERMANY — 1.7%
Deutsche EuroShop AG	426,128	17,467,195
LEG Immobilien AG (a)	552,442	45,401,999

		62,869,194

HONG KONG — 8.3%
Champion REIT	18,836,174	11,537,050
Hang Lung Properties, Ltd.	18,208,755	47,328,939
Hongkong Land Holdings, Ltd.	10,356,400	79,640,716
Hysan Development Co., Ltd.	5,424,846	24,606,038
Link REIT	19,486,855	136,532,105

		299,644,848

ITALY — 0.2%
Beni Stabili SpA SIIQ	8,929,696	5,601,517

JAPAN — 28.4%
Activia Properties, Inc. (c)	5,850	27,877,143
Advance Residence Investment Corp.	11,954	32,666,185
Aeon Mall Co., Ltd.	999,240	15,710,926
AEON REIT Investment Corp. (c)	12,097	13,418,193
Daiwa House REIT Investment Corp.	13,112	34,053,781
Daiwa Office Investment Corp.	2,888	14,747,124
Frontier Real Estate Investment Corp.	4,099	18,613,425
Fukuoka Corp. REIT	6,557	10,739,051
GLP J — REIT	25,263	29,178,391
Hankyu REIT, Inc.	5,240	7,077,268
Heiwa Real Estate Co., Ltd.	290,300	4,100,621
Hoshino Resorts REIT, Inc.	1,438	7,575,213
Hulic Co., Ltd.	4,258,590	40,013,854
Hulic, Inc. REIT	8,354	13,839,616
Invincible Investment Corp. REIT	29,867	12,007,912
Japan Excellent, Inc.	11,474	14,076,064
Japan Hotel REIT Investment Corp.	33,312	22,989,256
Japan Prime Realty Investment Corp. REIT	8,121	31,411,209
Japan Real Estate Investment Corp. REIT	10,947	57,962,218
Japan Rental Housing Investments, Inc.	14,396	10,555,086
Japan Retail Fund Investment Corp. REIT	22,460	44,021,036
Kenedix Office Investment Corp. REIT	3,561	20,963,977
Kenedix Residential Investment Corp.	3,061	8,598,160
Kenedix Retail REIT Corp.	3,515	7,886,117
Leopalace21 Corp.	2,349,000	12,121,287
MCUBS MidCity Investment Corp. (c)	2,430	7,338,194
Mitsui Fudosan Co., Ltd.	8,731,000	186,012,689
Mori Hills Investment Corp. REIT (c)	12,311	16,483,902
Mori Trust Sogo REIT, Inc.	8,465	13,081,513
Nippon Building Fund, Inc. REIT	12,430	67,933,860
Nippon Prologis REIT, Inc.	16,877	36,546,891
Nomura Real Estate Master Fund, Inc.	36,819	57,097,040
NTT Urban Development Corp.	952,731	8,259,339
Orix JREIT, Inc. REIT	23,521	37,235,075
Premier Investment Corp.	9,828	11,104,238
Tokyu Fudosan Holdings Corp.	4,509,200	24,441,863
Tokyu REIT, Inc.	8,585	10,786,144
United Urban Investment Corp. REIT	26,885	41,257,606

		1,029,781,467

MEXICO — 1.1%
Fibra Uno Administracion SA de CV REIT	23,592,839	40,185,423

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 0.9%
Eurocommercial Properties NV	429,653	$15,447,276
Wereldhave NV (c)	353,892	15,645,506

		31,092,782

PHILIPPINES — 1.6%
Robinsons Land Corp.	3,202,200	1,467,874
SM Prime Holdings, Inc.	101,686,100	57,353,595

		58,821,469

SINGAPORE — 7.0%
Ascendas REIT	21,349,568	38,503,479
CapitaLand Commercial Trust	18,784,834	20,770,463
CapitaLand Mall Trust REIT	23,704,847	33,420,560
CapitaLand, Ltd.	22,805,897	59,246,695
Global Logistic Properties, Ltd.	25,990,515	51,709,462
Keppel REIT	15,736,253	11,824,995
Mapletree Logistics Trust	13,386,139	10,490,104
Suntec Real Estate Investment Trust	22,409,776	28,707,865

		254,673,623

SOUTH AFRICA — 2.6%
Growthpoint Properties, Ltd. REIT	20,424,271	39,451,001
Hyprop Investments, Ltd.	1,878,425	17,188,981
Redefine Properties, Ltd. REIT	44,407,763	36,463,464

		93,103,446

SPAIN — 1.3%
Martinsa Fadesa SA (a) (b)	35,998	—
Merlin Properties Socimi SA	4,134,699	46,345,344

		46,345,344

SWEDEN — 1.7%
Castellum AB	2,403,688	31,983,484
Fabege AB (c)	1,236,085	19,728,516
Kungsleden AB (a) (c) (d)	294,997	1,685,074
Kungsleden AB (c) (d)	1,353,040	7,781,840

		61,178,914

SWITZERLAND — 2.4%
PSP Swiss Property AG	355,131	32,339,468
Swiss Prime Site AG (a)	629,179	55,409,490

		87,748,958

THAILAND — 0.5%
Central Pattana PCL NVDR	11,837,259	19,549,347

UNITED KINGDOM — 11.9%
Big Yellow Group PLC REIT	1,303,115	11,903,354
British Land Co. PLC REIT	9,007,856	68,709,637
Capital & Counties Properties PLC (c)	6,617,607	24,047,114
Derwent London PLC	974,992	34,283,311
Grainger PLC	3,655,991	11,250,793
Great Portland Estates PLC REIT	3,024,744	24,641,630
Hammerson PLC	6,981,442	49,847,988

Intu Properties PLC (c)	7,925,255	27,669,101
Land Securities Group PLC REIT	6,962,124	92,194,306
Segro PLC	8,750,877	49,919,847
Shaftesbury PLC	2,444,111	27,964,587

Workspace Group PLC	1,045,592	10,263,566

		432,695,234

TOTAL COMMON STOCKS (Cost $3,528,413,673)		3,607,188,026

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	2,759,925	2,759,925
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	83,171,939	83,171,939

TOTAL SHORT-TERM INVESTMENTS (Cost $85,931,864)		85,931,864

TOTAL INVESTMENTS — 102.0% (Cost $3,614,345,537)		3,693,119,890
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(71,438,238)

NET ASSETS — 100.0%		$3,621,681,652

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $ 0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$513,670,552	$—	$0	(a)	$513,670,552
Austria	28,931,385	—	—		28,931,385
Belgium	20,371,581	—	—		20,371,581
Brazil	21,353,403	—	—		21,353,403
Canada	126,851,453	—	—		126,851,453
France	372,718,086	—	—		372,718,086
Germany	62,869,194	—	—		62,869,194
Hong Kong	299,644,848	—	—		299,644,848
Italy	5,601,517	—	—		5,601,517
Japan	1,029,781,467	—	—		1,029,781,467
Mexico	40,185,423	—	—		40,185,423
Netherlands	31,092,782	—	—		31,092,782
Philippines	58,821,469	—	—		58,821,469
Singapore	254,673,623	—	—		254,673,623
South Africa	93,103,446	—	—		93,103,446
Spain	46,345,344	—	0	(a)	46,345,344
Sweden	61,178,914	—	—		61,178,914
Switzerland.	87,748,958	—	—		87,748,958
Thailand	19,549,347	—	—		19,549,347
United Kingdom	432,695,234	—	—		432,695,234
Short-Term Investments	85,931,864	—	—		85,931,864

TOTAL INVESTMENTS	$3,693,119,890	$—	$0		$3,693,119,890

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,657,995	$1,657,995	4,425	1,662,420	—	$—	$11
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	293,529,191	290,769,266	2,759,925	2,759,925	32,154
State Street Navigator Securities Lending Government Money Market Portfolio*	113,855,927	113,855,927	419,428,076	450,112,064	83,171,939	83,171,939	368,266

TOTAL		$115,513,922				$85,931,864	$400,431

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 8.6%
Macquarie Atlas Roads Group	225,728	$881,646
Qube Holdings, Ltd. (a)	538,313	1,051,269
Sydney Airport	489,259	2,526,775
Transurban Group Stapled Security	723,503	6,440,955

		10,900,645

BRAZIL — 1.0%
CPFL Energia SA ADR	20,154	330,324
Ultrapar Participacoes SA ADR	41,045	932,953

		1,263,277

CANADA — 10.6%
AltaGas, Ltd. (a)	16,252	375,332
Enbridge, Inc. (b)	2,122	88,787
Enbridge, Inc. (b)	148,094	6,186,268
Inter Pipeline, Ltd. (a)	35,727	750,893
Pembina Pipeline Corp.	38,553	1,218,178
TransCanada Corp. (a)	83,640	3,848,826
Veresen, Inc. (a)	30,384	334,904
Westshore Terminals Investment Corp.	24,955	495,114

		13,298,302

CHILE — 0.3%
Enel Americas SA ADR	35,283	366,590

CHINA — 4.5%
Beijing Capital International Airport Co., Ltd. Class H	638,000	763,482
China Merchants Port Holdings Co., Ltd.	328,022	960,239
COSCO SHIPPING Ports, Ltd.	726,394	801,964
Guangdong Investment, Ltd.	174,000	248,076
Jiangsu Expressway Co., Ltd. Class H	546,000	784,065
Kunlun Energy Co., Ltd.	328,000	303,880
Shenzhen Expressway Co., Ltd. Class H	314,000	284,444
Shenzhen International Holdings, Ltd.	410,572	673,060
Zhejiang Expressway Co., Ltd. Class H	640,000	836,698

		5,655,908

FRANCE — 4.5%
Aeroports de Paris	14,579	1,806,445
Engie SA	99,830	1,417,947
Groupe Eurotunnel SE	245,540	2,477,006

		5,701,398

GERMANY — 1.9%
E.ON SE	135,978	1,083,638
Fraport AG Frankfurt Airport Services Worldwide	16,490	1,169,853
Hamburger Hafen und Logistik AG	10,633	199,531

		2,453,022

HONG KONG — 1.9%
CLP Holdings, Ltd.	121,500	1,270,267
Hong Kong & China Gas Co., Ltd.	456,000	911,824
Hopewell Highway Infrastructure, Ltd.	420,500	226,712

		2,408,803

ITALY — 7.5%
Atlantia SpA	209,955	5,434,286
Enav SpA (c) (d)	113,671	463,451

Enel SpA	476,863	2,251,266
Snam SpA	234,003	1,014,626
Societa Iniziative Autostradali e Servizi SpA	30,469	291,664

		9,455,293

MEXICO — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	16,055	693,255
Grupo Aeroportuario del Pacifico SAB de CV ADR	16,605	1,612,345
Grupo Aeroportuario del Sureste SAB de CV ADR	9,029	1,564,184

		3,869,784

NEW ZEALAND — 1.5%
Auckland International Airport, Ltd.	414,693	1,959,664

SINGAPORE — 0.8%
Hutchison Port Holdings Trust	2,333,370	968,349

SPAIN — 10.1%
Abertis Infraestructuras SA	260,864	4,213,006
Aena SA (d)	32,813	5,204,608
Enagas SA	21,972	572,228
Iberdrola SA	375,136	2,690,224

		12,680,066

SWITZERLAND — 1.4%
Flughafen Zuerich AG	8,360	1,783,166

UNITED KINGDOM — 5.3%
BBA Aviation PLC	395,967	1,507,692
Centrica PLC	338,450	918,376
National Grid PLC	243,371	3,084,317
SSE PLC	62,246	1,148,852

		6,659,237

UNITED STATES — 36.8%
American Electric Power Co., Inc.	30,337	2,036,523
American Water Works Co., Inc.	11,000	855,561
Cheniere Energy, Inc. (c)	23,061	1,090,094
Consolidated Edison, Inc.	18,870	1,465,444
Dominion Resources, Inc.	38,814	3,010,802
DTE Energy Co.	11,100	1,133,421
Duke Energy Corp.	43,220	3,544,472
Edison International	20,117	1,601,514
Eversource Energy	19,576	1,150,677
Exelon Corp.	57,291	2,061,330
FirstEnergy Corp.	27,300	868,686
Kinder Morgan, Inc.	185,996	4,043,553
Macquarie Infrastructure Corp.	33,681	2,714,015
NextEra Energy, Inc.	28,916	3,711,947
ONEOK, Inc.	20,381	1,129,923
PG&E Corp.	31,359	2,080,983
PPL Corp.	41,987	1,569,894
Public Service Enterprise Group, Inc.	31,296	1,387,978
Sempra Energy	15,489	1,711,535
Southern Co.	61,273	3,050,170
Targa Resources Corp.	18,789	1,125,461
WEC Energy Group, Inc.	19,496	1,182,043
Williams Cos., Inc.	80,002	2,367,259

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Xcel Energy, Inc.	31,325	$1,392,396

		46,285,681

TOTAL COMMON STOCKS (Cost $121,590,311)		125,709,185

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	465,576	465,576
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	4,819,397	4,819,397

TOTAL SHORT-TERM INVESTMENTS (Cost $5,284,973)		5,284,973

TOTAL INVESTMENTS — 104.0% (Cost $126,875,284)		130,994,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(5,096,829)

NET ASSETS — 100.0%		$125,897,329

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$10,900,645	$—	$—	$10,900,645
Brazil	1,263,277	—	—	1,263,277
Canada	13,298,302	—	—	13,298,302
Chile	366,590	—	—	366,590
China	5,655,908	—	—	5,655,908
France	5,701,398	—	—	5,701,398
Germany	2,453,022	—	—	2,453,022
Hong Kong	2,408,803	—	—	2,408,803
Italy	9,455,293	—	—	9,455,293
Mexico	3,869,784	—	—	3,869,784
New Zealand	1,959,664	—	—	1,959,664
Singapore	968,349	—	—	968,349
Spain	12,680,066	—	—	12,680,066
Switzerland	1,783,166	—	—	1,783,166
United Kingdom	6,659,237	—	—	6,659,237
United States	46,285,681	—	—	46,285,681
Short-Term Investments	5,284,973	—	—	5,284,973

TOTAL INVESTMENTS	$130,994,158	$—	$—	$130,994,158

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	196,058	$196,058	12,263	208,321	—	$—	$5
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,465,870	2,000,294	465,576	465,576	394
State Street Navigator Securities Lending Government Money Market Portfolio*	4,958,497	4,958,497	20,357,752	20,496,852	4,819,397	4,819,397	17,122

TOTAL		$5,154,555				$5,284,973	$17,521

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 8.5%
Amcor, Ltd.	1,531,778	$17,597,860
BHP Billiton, Ltd.	2,286,033	41,923,353
Newcrest Mining, Ltd.	543,755	9,237,672
South32, Ltd.	3,790,548	7,980,868
Woodside Petroleum, Ltd.	221,875	5,429,774

		82,169,527

AUSTRIA — 0.3%
Voestalpine AG	78,514	3,098,663

BRAZIL — 1.6%
Fibria Celulose SA ADR	301,575	2,756,395
Petroleo Brasileiro SA ADR (a)	455,885	4,417,526
Vale SA ADR	916,740	8,709,030

		15,882,951

CANADA — 10.9%
Agrium, Inc. (b)	183,343	17,448,276
Barrick Gold Corp.	832,492	15,809,023
Canadian Natural Resources, Ltd.	339,773	11,092,653
Franco-Nevada Corp.	126,996	8,295,948
Goldcorp, Inc.	608,060	8,845,172
Imperial Oil, Ltd.	77,845	2,365,148
Potash Corp. of Saskatchewan, Inc. (b)	1,113,846	19,024,490
Silver Wheaton Corp.	314,309	6,530,576
Suncor Energy, Inc.	511,662	15,664,649

		105,075,935

CHILE — 0.3%
Antofagasta PLC (b)	273,884	2,857,981

CHINA — 0.6%
CNOOC, Ltd.	4,923,000	5,878,587

COLOMBIA — 0.1%
Ecopetrol SA ADR (a) (b)	75,518	703,828

FINLAND — 2.6%
Stora Enso Oyj Class R	755,909	8,957,983
UPM-Kymmene Oyj (b)	705,956	16,626,310

		25,584,293

FRANCE — 4.0%
TOTAL SA	766,308	38,861,543

GERMANY — 1.4%
KS AG (b)	253,143	5,899,621
ThyssenKrupp AG	310,420	7,622,940

		13,522,561

IRELAND — 0.9%
Smurfit Kappa Group PLC	313,683	8,310,323

ISRAEL — 0.3%
Israel Chemicals, Ltd.	674,644	2,861,732

ITALY — 1.4%
Eni SpA	826,388	13,567,296

JAPAN — 3.5%
JFE Holdings, Inc.	411,300	7,044,477
Nippon Steel & Sumitomo Metal Corp.	642,700	14,794,270
Oji Holdings Corp.	1,252,000	5,853,828
Sumitomo Metal Mining Co., Ltd.	396,000	5,627,443

		33,320,018

LUXEMBOURG — 1.2%
ArcelorMittal (a)	1,349,869	11,385,427

MEXICO — 0.3%
Fresnillo PLC	131,228	2,553,304

NETHERLANDS — 3.8%
OCI NV (a)	83,611	1,611,012
Royal Dutch Shell PLC Class A	1,342,247	35,179,536

		36,790,548

NORWAY — 2.1%
Norsk Hydro ASA	972,729	5,646,854
Statoil ASA	326,102	5,569,882
Yara International ASA	233,672	8,994,396

		20,211,132

PERU — 0.4%
Southern Copper Corp.	121,366	4,355,826

RUSSIA — 3.2%
Gazprom PJSC ADR	1,855,828	8,295,551
Lukoil PJSC ADR	132,845	7,035,471
MMC Norilsk Nickel PJSC ADR	484,721	7,619,814
Novatek PJSC GDR	20,452	2,546,274
Novolipetsk Steel PJSC GDR	59,766	1,189,344
Rosneft Oil Co. PJSC GDR	357,017	2,031,427
Severstal PJSC GDR	125,315	1,805,789

		30,523,670

SINGAPORE — 1.5%
Golden Agri-Resources, Ltd.	8,927,194	2,459,722
Wilmar International, Ltd.	4,928,373	12,450,552

		14,910,274

SOUTH AFRICA — 1.2%
Mondi PLC	487,295	11,741,946

SOUTH KOREA — 1.9%
Korea Zinc Co., Ltd.	8,902	3,438,848
POSCO	4,195	1,091,608
POSCO ADR	212,420	13,701,090

		18,231,546

SPAIN — 0.6%
Repsol SA	350,103	5,420,200

SWITZERLAND — 8.8%
Glencore PLC (a)	8,645,157	33,852,573
Syngenta AG	114,992	50,789,713

		84,642,286

UNITED KINGDOM — 6.5%
Anglo American PLC (a)	1,003,954	15,309,535
BP PLC	5,800,811	33,188,962
Rio Tinto, Ltd.	302,176	13,936,931

		62,435,428

UNITED STATES — 31.4%
Alcoa Corp.	104,857	3,607,081
Anadarko Petroleum Corp.	69,215	4,291,330
Archer-Daniels-Midland Co.	361,087	16,624,445
Avery Dennison Corp.	55,674	4,487,324
Baker Hughes, Inc.	52,311	3,129,244
Bunge, Ltd.	87,226	6,913,533
CF Industries Holdings, Inc.	145,800	4,279,230

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Chevron Corp.	234,397	$25,167,206
ConocoPhillips	154,040	7,681,975
Devon Energy Corp.	64,821	2,704,332
EOG Resources, Inc.	71,632	6,987,702
Exxon Mobil Corp.	514,886	42,225,801
FMC Corp.	83,737	5,827,258
Freeport-McMoRan, Inc. (a)	946,493	12,645,146
Halliburton Co.	107,044	5,267,635
Ingredion, Inc.	45,284	5,453,552
International Paper Co.	258,076	13,105,099
Monsanto Co.	274,795	31,106,794
Mosaic Co.	219,076	6,392,638
Newmont Mining Corp.	379,200	12,498,432
Nucor Corp.	227,564	13,590,122
Occidental Petroleum Corp.	94,598	5,993,729
Packaging Corp. of America	58,357	5,346,668
Phillips 66	54,795	4,340,860
Pioneer Natural Resources Co.	21,034	3,917,162
Rayonier, Inc.	76,643	2,172,063
Schlumberger, Ltd.	172,846	13,499,273
Sealed Air Corp.	120,878	5,267,863
Valero Energy Corp.	56,025	3,713,897
WestRock Co.	157,651	8,202,582
Weyerhaeuser Co. REIT	469,373	15,949,295

		302,389,271

TOTAL COMMON STOCKS (Cost $947,270,793)		957,286,096

SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	1,592,099	1,592,099

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	41,185,894	41,185,894

TOTAL SHORT-TERM INVESTMENTS (Cost $42,777,993)		42,777,993

TOTAL INVESTMENTS — 103.7% (Cost $990,048,786)		1,000,064,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(36,057,700)

NET ASSETS — 100.0%		$964,006,389

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$82,169,527	$—	$—	$82,169,527
Austria	3,098,663	—	—	3,098,663
Brazil	15,882,951	—	—	15,882,951
Canada	105,075,935	—	—	105,075,935
Chile	2,857,981	—	—	2,857,981
China	5,878,587	—	—	5,878,587
Colombia	703,828	—	—	703,828
Finland	25,584,293	—	—	25,584,293
France	38,861,543	—	—	38,861,543
Germany	13,522,561	—	—	13,522,561
Ireland	8,310,323	—	—	8,310,323
Israel	2,861,732	—	—	2,861,732
Italy	13,567,296	—	—	13,567,296
Japan	33,320,018	—	—	33,320,018
Luxembourg	11,385,427	—	—	11,385,427

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico	$2,553,304	$—	$—	$2,553,304
Netherlands	36,790,548	—	—	36,790,548
Norway	20,211,132	—	—	20,211,132
Peru	4,355,826	—	—	4,355,826
Russia	30,523,670	—	—	30,523,670
Singapore	14,910,274	—	—	14,910,274
South Africa	11,741,946	—	—	11,741,946
South Korea	18,231,546	—	—	18,231,546
Spain	5,420,200	—	—	5,420,200
Switzerland	84,642,286	—	—	84,642,286
United Kingdom	62,435,428	—	—	62,435,428
United States	302,389,271	—	—	302,389,271
Short-Term Investments	42,777,993	—	—	42,777,993

TOTAL INVESTMENTS	$1,000,064,089	$—	$—	$1,000,064,089

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,166,082	$2,166,082	707	2,166,789	—	$—	$65
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	23,193,509	21,601,410	1,592,099	1,592,099	4,397
State Street Navigator Securities Lending Government Money Market Portfolio*	19,577,508	19,577,508	240,251,867	218,643,481	41,185,894	41,185,894	120,432

TOTAL		$21,743,590				$42,777,993	$124,894

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
CANADA — 35.6%
Agnico Eagle Mines, Ltd.	493,498	$20,877,409
Agrium, Inc.	165,967	15,794,647
ARC Resources, Ltd.	147,519	2,101,647
Barrick Gold Corp.	2,553,248	48,359,798
Cameco Corp.	165,501	1,826,697
Canadian Natural Resources, Ltd.	462,396	15,095,956
Cenovus Energy, Inc.	348,409	3,931,733
Crescent Point Energy Corp.	226,367	2,439,091
Detour Gold Corp. (a)	382,516	4,371,120
Eldorado Gold Corp.	1,569,896	5,355,998
Encana Corp.	406,891	4,753,392
First Quantum Minerals, Ltd.	1,511,145	16,010,557
Franco-Nevada Corp.	390,503	25,509,408
Goldcorp, Inc.	1,870,203	27,204,992
Husky Energy, Inc. (a)	126,151	1,419,808
Imperial Oil, Ltd.	106,331	3,230,632
Kinross Gold Corp. (a)	2,727,584	9,591,999
Lundin Mining Corp.	1,380,041	7,750,540
Peyto Exploration & Development Corp.	68,826	1,411,458
Potash Corp. of Saskatchewan, Inc.	1,008,786	17,185,632
PrairieSky Royalty, Ltd.	84,964	1,787,643
Seven Generations Energy, Ltd. Class A (a)	104,220	1,898,958
Silver Wheaton Corp.	966,677	20,085,194
Suncor Energy, Inc.	696,368	21,319,466
Teck Resources, Ltd. Class B	1,018,722	22,213,051
Tourmaline Oil Corp. (a)	103,032	2,290,630
Vermilion Energy, Inc.	49,230	1,840,888
West Fraser Timber Co., Ltd.	82,434	3,437,918
Whitecap Resources, Inc.	154,021	1,195,304
Yamana Gold, Inc.	2,076,033	5,712,924

		316,004,490

UNITED STATES — 64.0%
Anadarko Petroleum Corp.	233,715	14,490,330
Antero Resources Corp. (a)	60,397	1,377,656
Apache Corp.	158,637	8,152,355
Archer-Daniels-Midland Co.	691,313	31,828,050
Bunge, Ltd.	167,557	13,280,568
Cabot Oil & Gas Corp.	194,489	4,650,232
CF Industries Holdings, Inc.	280,119	8,221,493
Chevron Corp.	789,472	84,765,609
Cimarex Energy Co.	39,771	4,752,237
Concho Resources, Inc. (a)	61,052	7,835,414
ConocoPhillips	518,201	25,842,684
Continental Resources, Inc. (a)	36,032	1,636,573
Devon Energy Corp.	218,943	9,134,302
EOG Resources, Inc.	241,056	23,515,013
EQT Corp.	72,267	4,415,514
Exxon Mobil Corp.	1,126,443	92,379,590
FMC Corp.	160,832	11,192,299
Freeport-McMoRan, Inc. (a)	2,902,478	38,777,106
Hess Corp.	111,539	5,377,295
Ingredion, Inc.	86,984	10,475,483
Marathon Oil Corp.	354,316	5,598,193
Monsanto Co.	526,207	59,566,632
Mosaic Co.	420,806	12,279,119
Newmont Mining Corp.	1,162,763	38,324,668

Noble Energy, Inc.	179,252	6,155,514
Occidental Petroleum Corp.	319,625	20,251,440
Pioneer Natural Resources Co.	71,016	13,225,310
Range Resources Corp.	78,523	2,285,019
Southwestern Energy Co. (a)	205,244	1,676,843
Tahoe Resources, Inc.	681,500	5,457,519

		566,920,060

TOTAL COMMON STOCKS (Cost $694,335,899)		882,924,550

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $2,856,435)	2,856,435	2,856,435

TOTAL INVESTMENTS — 99.9% (Cost $697,192,334)		885,780,985
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		691,997

NET ASSETS — 100.0%		$886,472,982

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

See accompanying notes to financial statements.

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$316,004,490	$—	$—	$316,004,490
United States	566,920,060	—	—	566,920,060
Short-Term Investment	2,856,435	—	—	2,856,435

TOTAL INVESTMENTS	$885,780,985	$—	$—	$885,780,985

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,657,077	$2,657,077	1,335	2,658,412	—	$—	$98
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	47,948,554	45,092,119	2,856,435	2,856,435	6,145

TOTAL		$2,657,077				$2,856,435	$6,243

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 5.4%
Alumina, Ltd. (a)	471,140	$643,342
Amcor, Ltd.	138,549	1,591,723
AMP, Ltd.	230,512	910,882
Australia & New Zealand Banking Group, Ltd.	213,823	5,190,314
BHP Billiton PLC	125,381	1,934,698
BHP Billiton, Ltd.	210,077	3,852,583
Boral, Ltd.	319,931	1,425,306
Brambles, Ltd.	157,598	1,124,091
Coca-Cola Amatil, Ltd.	130,034	1,073,305
Commonwealth Bank of Australia	124,678	8,170,951
CSL, Ltd.	44,234	4,229,123
Fortescue Metals Group, Ltd.	177,502	843,588
Insurance Australia Group, Ltd.	245,722	1,134,066
LendLease Group	122,571	1,456,781
Macquarie Group, Ltd.	34,711	2,388,431
Medibank Pvt, Ltd.	190,299	409,378
National Australia Bank, Ltd.	174,379	4,435,053
Newcrest Mining, Ltd.	51,286	871,281
Origin Energy, Ltd.	193,727	1,041,882
Qantas Airways, Ltd.	59,612	176,898
QBE Insurance Group, Ltd.	76,322	750,484
Santos, Ltd.	157,553	456,719
Scentre Group REIT	183,746	601,332
Sonic Healthcare, Ltd.	77,285	1,304,126
South32, Ltd. (b)	140,773	293,529
South32, Ltd. (b)	251,692	529,929
Suncorp Group, Ltd.	163,059	1,643,186
Sydney Airport	64,769	334,499
Telstra Corp., Ltd.	277,816	987,603
Transurban Group Stapled Security	126,004	1,121,745
Vicinity Centres REIT	402,544	869,038
Wesfarmers, Ltd.	81,777	2,811,628
Westfield Corp.	121,355	822,072
Westpac Banking Corp.	236,797	6,333,258
Woodside Petroleum, Ltd.	54,803	1,341,151
Woolworths, Ltd.	98,993	2,001,195

		65,105,170

AUSTRIA — 0.3%
Erste Group Bank AG (c)	43,618	1,424,041
OMV AG	20,378	803,919
Raiffeisen Bank International AG (c)	33,496	757,891

		2,985,851

BELGIUM — 1.0%
Ageas	32,235	1,263,235
Anheuser-Busch InBev SA	55,551	6,113,757
KBC Group NV	26,390	1,755,338
Solvay SA	10,235	1,253,961
UCB SA	13,660	1,062,297

		11,448,588

BRAZIL — 1.8%
Ambev SA ADR	406,526	2,341,590
Banco Bradesco SA Preference Shares ADR	262,399	2,686,966
Banco do Brasil SA	53,041	564,165
BB Seguridade Participacoes SA	46,033	423,365

BM&FBovespa SA	127,941	777,329
Braskem SA Class A, Preference Shares	28,444	284,445
BRF SA	35,507	431,794
Cia Energetica de Minas Gerais ADR (a)	163,880	539,165
Cia Siderurgica Nacional SA ADR (c)	128,785	376,052
Cielo SA	57,025	508,473
EDP — Energias do Brasil SA	130,237	572,231
Embraer SA	49,397	270,560
Fibria Celulose SA	8,994	81,783
Gerdau SA ADR	93,974	324,210
Itau Unibanco Holding SA Preference Shares ADR	260,428	3,143,366
JBS SA	31,595	101,603
Kroton Educacional SA	93,439	390,831
Lojas Renner SA	80,003	700,510
Natura Cosmeticos SA	23,646	216,057
Odontoprev SA	155,097	552,008
Petroleo Brasileiro SA Preference Shares ADR (c)	235,945	2,175,413
Porto Seguro SA	9,026	80,766
Qualicorp SA	70,196	456,558
Raia Drogasil SA	25,589	472,860
Sul America SA	48,486	254,880
Tim Participacoes SA ADR	20,907	334,094
Vale SA ADR	42,908	407,626
Vale SA Preference Shares ADR	211,688	1,900,958

		21,369,658

CANADA — 6.6%
Agnico Eagle Mines, Ltd.	11,493	486,211
Agrium, Inc. (a)	15,077	1,434,839
Alimentation Couche-Tard, Inc. Class B	20,555	925,988
Bank of Montreal	48,941	3,645,116
Bank of Nova Scotia	76,713	4,475,141
Barrick Gold Corp.	82,647	1,565,376
BlackBerry, Ltd. (c)	41,037	316,936
Bombardier, Inc. Class B (c)	146,246	223,703
Brookfield Asset Management, Inc. Class A	76,358	2,774,000
CAE, Inc.	46,228	704,347
Cameco Corp. (a)	34,069	376,032
Canadian Imperial Bank of Commerce	30,291	2,604,483
Canadian National Railway Co.	56,969	4,193,062
Canadian Natural Resources, Ltd.	87,317	2,850,660
Canadian Pacific Railway, Ltd.	11,192	1,639,379
Canadian Tire Corp., Ltd. Class A	9,955	1,179,238
Cenovus Energy, Inc.	66,171	746,728
CGI Group, Inc. Class A (c)	10,622	507,505
Constellation Software, Inc.	1,249	612,021
Crescent Point Energy Corp. (a)	37,280	401,690
Eldorado Gold Corp.	72,201	246,327
Enbridge, Inc.	69,469	2,901,899
Encana Corp.	66,522	777,125
Fairfax Financial Holdings, Ltd.	1,117	506,886
First Quantum Minerals, Ltd.	50,710	537,272
Franco-Nevada Corp.	11,493	750,774

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Gildan Activewear, Inc.	43,982	$1,184,924
Goldcorp, Inc.	60,991	887,208
Husky Energy, Inc. (c)	35,146	395,562
IGM Financial, Inc. (a)	17,535	521,455
Imperial Oil, Ltd.	38,664	1,174,720
Kinross Gold Corp. (c)	104,249	366,609
Loblaw Cos., Ltd.	34,454	1,864,208
Magna International, Inc.	14,917	641,912
Manulife Financial Corp.	121,132	2,142,619
National Bank of Canada	37,036	1,550,699
Onex Corp.	32,920	2,356,101
Open Text Corp.	17,542	594,533
Potash Corp. of Saskatchewan, Inc. (a)	69,101	1,177,201
PrairieSky Royalty, Ltd. (a)	1,723	36,252
Restaurant Brands International, Inc.	10,771	598,295
Rogers Communications, Inc. Class B	41,036	1,809,258
Royal Bank of Canada	96,892	7,039,228
Shaw Communications, Inc. Class B	43,972	909,015
Silver Wheaton Corp.	27,501	571,404
SNC-Lavalin Group, Inc.	22,986	899,343
Sun Life Financial, Inc.	48,904	1,780,661
Suncor Energy, Inc.	103,188	3,159,124
Teck Resources, Ltd. Class B	36,900	804,598
TELUS Corp.	28,789	931,894
Toronto-Dominion Bank	122,363	6,111,498
TransCanada Corp. (a)	51,701	2,379,103
Turquoise Hill Resources, Ltd. (c)	15,542	47,314
West Fraser Timber Co., Ltd.	6,049	252,274
Yamana Gold, Inc.	91,225	251,037

		79,820,787

CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	21,066	81,794
Enel Americas SA ADR	173,715	1,804,899
Enel Chile SA ADR	132,343	727,887
Enel Generacion Chile SA ADR	42,933	954,830
Sociedad Quimica y Minera de Chile SA ADR	10,074	346,243

		3,915,653

CHINA — 6.1%
58.com, Inc. ADR (c)	2,828	100,083
AAC Technologies Holdings, Inc.	76,000	889,429
Agricultural Bank of China, Ltd. Class H	1,989,000	916,248
Air China, Ltd. Class H	64,000	51,799
Alibaba Group Holding, Ltd. ADR (c)	66,183	7,136,513
Alibaba Health Information Technology, Ltd. (c)	84,000	37,830
Anhui Conch Cement Co., Ltd. Class H	8,500	28,875
ANTA Sports Products, Ltd.	29,000	80,229
AviChina Industry & Technology Co., Ltd. Class H	543,000	376,603
Baidu, Inc. ADR (c)	17,712	3,055,674
Bank of China, Ltd. Class H	5,455,436	2,709,642
Bank of Communications Co., Ltd. Class H	1,094,710	850,807

Beijing Enterprises Water Group, Ltd. (c)	378,000	280,162
Belle International Holdings, Ltd.	528,000	343,100
Brilliance China Automotive Holdings, Ltd.	280,000	468,378
Byd Co., Ltd. Class H (a) (c)	24,500	135,875
CGN Power Co., Ltd. Class H (d)	169,400	52,314
China CITIC Bank Corp., Ltd. Class H	526,000	348,568
China Coal Energy Co., Ltd. Class H (c)	40,000	20,176
China Communications Construction Co., Ltd. Class H	334,000	471,034
China Conch Venture Holdings, Ltd.	16,000	31,417
China Construction Bank Corp. Class H	4,449,720	3,578,556
China Everbright Bank Co., Ltd. Class H	36,000	17,603
China Everbright International, Ltd.	26,000	34,994
China Everbright, Ltd.	44,000	88,776
China Evergrande Group (a)	219,000	202,895
China Galaxy Securities Co., Ltd. Class H	178,500	164,684
China Huishan Dairy Holdings Co., Ltd. (a) (e)	1,418,000	76,634
China Life Insurance Co., Ltd. Class H	554,000	1,700,174
China Mengniu Dairy Co., Ltd.	396,000	820,382
China Merchants Bank Co., Ltd. Class H	423,014	1,118,566
China Merchants Port Holdings Co., Ltd.	370,421	1,084,357
China Minsheng Banking Corp., Ltd. Class H	284,000	303,313
China Mobile, Ltd.	448,500	4,908,309
China Oilfield Services, Ltd. Class H	100,000	95,992
China Overseas Land & Investment, Ltd.	356,000	1,016,946
China Pacific Insurance Group Co., Ltd. Class H	178,200	643,185
China Petroleum & Chemical Corp. Class H	2,233,800	1,810,840
China Railway Construction Corp., Ltd. Class H	114,500	162,361
China Railway Group, Ltd. Class H	231,000	206,582
China Resources Beer Holdings Co., Ltd. (c)	357,670	813,692
China Resources Land, Ltd.	52,000	140,513
China Shenhua Energy Co., Ltd. Class H	175,500	407,389
China Southern Airlines Co., Ltd. Class H	110,000	76,150
China Taiping Insurance Holdings Co., Ltd. (c)	131,800	319,176
China Telecom Corp., Ltd. Class H	1,720,000	838,808
China Unicom Hong Kong, Ltd.	704,000	942,109
China Vanke Co., Ltd. Class H	66,900	180,776
CITIC Securities Co., Ltd. Class H	104,000	214,116
CITIC, Ltd.	356,000	507,557
CNOOC, Ltd.	1,430,217	1,707,832

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COSCO SHIPPING Ports, Ltd.	460,041	$507,901
CRRC Corp., Ltd. Class H	301,000	292,421
CSPC Pharmaceutical Group, Ltd.	394,000	516,106
Ctrip.com International, Ltd. ADR (c)	9,532	468,498
ENN Energy Holdings, Ltd.	38,000	213,923
Fosun International, Ltd.	81,000	121,737
Geely Automobile Holdings, Ltd.	790,000	1,209,676
GF Securities Co., Ltd. Class H	134,800	282,384
GOME Electrical Appliances Holding, Ltd.	1,434,000	195,592
Great Wall Motor Co., Ltd. Class H	244,500	278,431
Guangzhou Automobile Group Co., Ltd. Class H	104,000	166,475
Haitong Securities Co., Ltd. Class H	139,200	235,358
Hengan International Group Co., Ltd.	88,500	658,213
HengTen Networks Group, Ltd. (c)	1,392,000	25,614
Huaneng Power International, Inc. Class H	768,000	512,889
Huaneng Renewables Corp., Ltd. Class H	820,000	283,832
Huatai Securities Co., Ltd. Class H (d)	142,200	276,660
Industrial & Commercial Bank of China, Ltd. Class H	4,805,045	3,140,916
JD.com, Inc. ADR (c)	45,066	1,402,003
Jiangsu Expressway Co., Ltd. Class H	14,000	20,104
Kingsoft Corp., Ltd.	133,000	366,236
Lenovo Group, Ltd.	404,000	266,162
NetEase, Inc. ADR	3,762	1,068,408
New China Life Insurance Co., Ltd. Class H	66,100	314,701
New Oriental Education & Technology Group, Inc. ADR (c)	3,460	208,915
PetroChina Co., Ltd. Class H	1,374,000	1,005,991
PICC Property & Casualty Co., Ltd. Class H	393,610	606,762
Ping An Insurance Group Co. of China, Ltd. Class H	354,000	1,981,471
Semiconductor Manufacturing International Corp. (a) (c)	97,900	121,186
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	88,714
Shanghai Electric Group Co., Ltd. Class H (a) (c)	288,000	142,675
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	75,740	119,518
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	29,900	78,294
SINA Corp. (c)	2,482	179,002
Sinopec Shanghai Petrochemical Co., Ltd. Class H	280,000	155,285
Sinopharm Group Co., Ltd. Class H	60,000	278,325
Sinotrans, Ltd. Class H	56,000	26,157
Sunac China Holdings, Ltd.	141,300	183,273
Sunny Optical Technology Group Co., Ltd.	30,000	219,263
Tencent Holdings, Ltd.	373,700	10,713,551
Tingyi Cayman Islands Holding Corp.	352,000	442,066
TravelSky Technology, Ltd. Class H	56,000	132,299

Tsingtao Brewery Co., Ltd. Class H	8,000	36,853
Vipshop Holdings, Ltd. ADR (c)	16,960	226,246
Want Want China Holdings, Ltd. (a)	176,000	121,840
Weibo Corp. ADR (a) (c)	2,382	124,293
Yanzhou Coal Mining Co., Ltd. Class H	350,000	272,020
YY, Inc. ADR (c)	2,605	120,117
Zhuzhou CRRC Times Electric Co., Ltd. Class H	73,500	390,600
Zijin Mining Group Co., Ltd. Class H	1,374,000	509,184
ZTE Corp. Class H	34,600	63,488

		73,939,651

COLOMBIA — 0.1%
Bancolombia SA ADR	22,668	903,773
Cementos Argos SA	99,164	404,349
Corp. Financiera Colombiana SA	15,078	146,723

		1,454,845

DENMARK — 1.1%
AP Moeller — Maersk A/S Class B	885	1,472,719
Danske Bank A/S	59,610	2,036,227
DSV A/S	42,507	2,207,044
Genmab A/S (c)	989	191,036
Novo Nordisk A/S Class B	139,158	4,793,548
Novozymes A/S Class B	12,942	514,497
Pandora A/S	7,213	800,897
Vestas Wind Systems A/S	17,885	1,458,530

		13,474,498

EGYPT — 0.1%
Commercial International Bank Egypt SAE	130,154	544,628
Global Telecom Holding SAE (c)	661,721	248,924

		793,552

FINLAND — 0.7%
Elisa Oyj	9,339	331,119
Fortum Oyj	10,322	163,722
Kone Oyj Class B	29,029	1,277,934
Metso Oyj (a)	23,177	703,510
Neste Oyj	8,375	327,485
Nokia Oyj (b)	186,234	1,001,908
Nokia Oyj (b)	98,669	531,245
Sampo Oyj Class A	29,307	1,393,612
Stora Enso Oyj Class R	61,766	731,965
UPM-Kymmene Oyj (a)	55,153	1,298,935
Wartsila Oyj Abp	9,706	520,610

		8,282,045

FRANCE — 6.7%
Accor SA	21,437	895,336
Air Liquide SA	29,555	3,385,489
Airbus SE	41,978	3,202,542
Alstom SA (c)	18,762	562,174
AXA SA	119,217	3,092,719
BNP Paribas SA	68,989	4,606,532
Bouygues SA	21,245	866,980
Cap Gemini SA	13,806	1,278,162
Carrefour SA	57,786	1,365,890
Cie de Saint-Gobain	14,872	765,652

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cie Generale des Etablissements Michelin	12,351	$1,503,959
Credit Agricole SA	70,734	960,800
Danone SA	47,448	3,235,692
Engie SA	82,515	1,172,012
Essilor International SA	26,015	3,169,192
Hermes International	899	427,013
Kering	7,921	2,054,013
L’Oreal SA	20,387	3,928,154
Lagardere SCA	15,934	470,535
Legrand SA	17,678	1,068,652
LVMH Moet Hennessy Louis Vuitton SE	18,757	4,129,668
Orange SA	157,246	2,449,577
Pernod Ricard SA	16,321	1,935,884
Peugeot SA (c)	2,861	57,757
Publicis Groupe SA	22,266	1,560,094
Renault SA	15,519	1,351,603
Safran SA	11,957	895,586
Sanofi	81,767	7,400,346
Schneider Electric SE	42,844	3,144,886
SFR Group SA (c)	3,037	95,790
Societe Generale SA	50,236	2,554,856
Sodexo SA	12,414	1,463,832
TOTAL SA	152,119	7,714,364
Unibail-Rodamco SE (a)	6,207	1,454,538
Valeo SA	7,137	476,552
Veolia Environnement SA	37,740	708,806
Vinci SA	44,814	3,561,258
Vivendi SA	105,433	2,055,157
Zodiac Aerospace	13,702	343,659

		81,365,711

GERMANY — 6.5%
adidas AG	18,549	3,537,307
Allianz SE	35,737	6,637,336
BASF SE	63,858	6,346,371
Bayer AG	58,402	6,749,217
Bayerische Motoren Werke AG	23,165	2,118,606
Commerzbank AG	52,596	476,922
Continental AG	7,424	1,631,739
Daimler AG	64,686	4,787,594
Deutsche Bank AG (c)	81,131	1,401,394
Deutsche Boerse AG (c)	21,262	1,953,659
Deutsche Lufthansa AG	32,773	532,796
Deutsche Post AG	87,469	3,003,501
Deutsche Telekom AG	237,815	4,177,780
E.ON SE	151,945	1,210,882
Fresenius Medical Care AG & Co. KGaA	24,620	2,081,569
Fresenius SE & Co. KGaA	26,654	2,147,491
Henkel AG & Co. KGaA Preference Shares	6,200	796,408
KS AG	5,179	120,699
Linde AG	11,184	1,867,244
MAN SE	3,959	409,165
Merck KGaA	18,075	2,064,669
METRO AG	16,111	516,601
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,000	3,334,642

OSRAM Licht AG	6,583	413,650
RWE AG (c)	39,193	651,209
SAP SE	75,292	7,407,014
Siemens AG	59,757	8,206,439
ThyssenKrupp AG	32,076	787,686
TUI AG	25,603	354,089
Volkswagen AG Preference Shares	9,435	1,378,458
Volkswagen AG	5,004	747,410
Vonovia SE	20,341	718,591

		78,568,138

GREECE — 0.1%
Alpha Bank AE (c)	86,370	155,193
Eurobank Ergasias SA (c)	110,302	67,835
Hellenic Telecommunications Organization SA	2,846	26,787
JUMBO SA	24,027	379,817
National Bank of Greece SA (c)	406,880	104,878
OPAP SA	34,570	323,156
Piraeus Bank SA (c)	546,560	99,377

		1,157,043

HONG KONG — 2.5%
AIA Group, Ltd.	851,000	5,365,631
Alibaba Pictures Group, Ltd. (c)	510,000	92,530
Bank of East Asia, Ltd.	312,724	1,293,711
BOC Hong Kong Holdings, Ltd.	150,500	614,859
Cheung Kong Property Holdings, Ltd.	207,032	1,394,599
CK Hutchison Holdings, Ltd.	245,032	3,014,226
Fullshare Holdings, Ltd. (a)	322,500	142,752
Galaxy Entertainment Group, Ltd.	157,000	859,596
Hanergy Thin Film Power Group, Ltd. (c) (f)	448,000	—
Hang Lung Properties, Ltd.	356,000	925,330
Hang Seng Bank, Ltd.	53,100	1,076,827
Henderson Land Development Co., Ltd.	178,694	1,107,137
Hong Kong & China Gas Co., Ltd.	1,126,048	2,251,661
Hong Kong Exchanges & Clearing, Ltd.	93,883	2,362,930
Li & Fung, Ltd.	712,000	308,749
Link REIT	284,786	1,995,316
Melco Crown Entertainment, Ltd. ADR	1,764	32,705
New World Development Co., Ltd.	756,073	930,072
Sands China, Ltd.	213,200	987,609
Shangri-La Asia, Ltd.	354,333	516,123
Sino Biopharmaceutical, Ltd.	676,000	556,701
SJM Holdings, Ltd.	38,000	30,903
Sun Art Retail Group, Ltd.	205,000	192,035
Sun Hung Kai Properties, Ltd.	165,185	2,427,347
Swire Pacific, Ltd. Class A	99,506	993,587
Techtronic Industries Co., Ltd.	155,500	629,283
WH Group, Ltd. (d)	198,601	171,219

		30,273,438

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,000	754,317
OTP Bank PLC	21,818	611,533

		1,365,850

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

INDIA — 1.9%
ACC, Ltd.	21,740	$484,132
Adani Ports & Special Economic Zone, Ltd.	28,733	150,269
Ambuja Cements, Ltd.	111,939	407,952
Apollo Hospitals Enterprise, Ltd.	22,081	396,207
Aurobindo Pharma, Ltd.	25,142	261,429
Axis Bank, Ltd.	70,080	529,688
Bajaj Auto, Ltd.	5,146	222,328
Bajaj Finance, Ltd.	15,456	278,748
Bajaj Finserv, Ltd.	1,710	107,927
Bharat Forge, Ltd.	4,325	69,409
Bharat Heavy Electricals, Ltd.	61,277	153,676
Bharti Airtel, Ltd.	27,651	149,060
Bharti Infratel, Ltd.	60,007	301,167
Bosch, Ltd.	119	41,694
Dabur India, Ltd.	52,862	225,784
Divi’s Laboratories, Ltd.	6,438	61,852
Dr Reddy’s Laboratories, Ltd. ADR	17,506	702,866
Eicher Motors, Ltd.	705	277,804
Glenmark Pharmaceuticals, Ltd.	17,339	227,529
Godrej Consumer Products, Ltd.	11,412	293,740
HCL Technologies, Ltd.	36,105	486,376
Hindustan Petroleum Corp., Ltd.	19,006	153,854
Hindustan Unilever, Ltd.	40,139	563,590
Housing Development Finance Corp., Ltd.	83,542	1,932,524
ICICI Bank, Ltd. ADR	91,957	790,830
Idea Cellular, Ltd.	57,190	75,610
Indiabulls Housing Finance, Ltd.	21,094	324,117
Infosys, Ltd. ADR	152,795	2,414,161
ITC, Ltd.	130,151	561,813
LIC Housing Finance, Ltd.	29,511	281,067
Lupin, Ltd.	9,537	212,256
Mahindra & Mahindra Financial Services, Ltd.	97,777	474,166
Mahindra & Mahindra, Ltd. GDR	30,999	616,880
Marico, Ltd.	83,289	378,190
Motherson Sumi Systems, Ltd.	11,037	63,212
Nestle India, Ltd.	3,264	335,807
Piramal Enterprises, Ltd.	3,335	97,739
Power Finance Corp., Ltd.	51,647	116,044
Reliance Industries, Ltd. GDR (d)	63,612	2,563,564
Shree Cement, Ltd.	1,750	460,393
Shriram Transport Finance Co., Ltd.	23,874	396,338
Siemens, Ltd.	28,730	555,354
State Bank of India	8,543	38,600
Sun Pharmaceutical Industries, Ltd.	37,433	396,697
Tata Consultancy Services, Ltd.	16,046	600,919
Tata Motors, Ltd. ADR	35,522	1,266,359
Tech Mahindra, Ltd.	7,590	53,668
United Spirits, Ltd. (c)	2,434	81,516
UPL, Ltd.	18,733	209,702
Vedanta, Ltd.	33,497	141,834
Yes Bank, Ltd.	10,632	253,254
Zee Entertainment Enterprises, Ltd.	75,530	622,932

		22,862,627

INDONESIA — 0.6%
Astra International Tbk PT	1,909,100	1,235,675

Bank Central Asia Tbk PT	622,000	772,511
Bank Danamon Indonesia Tbk PT	15,200	5,361
Bank Mandiri Persero Tbk PT	722,500	634,367
Bank Rakyat Indonesia Persero Tbk PT	1,367,900	1,331,920
Bumi Serpong Damai Tbk PT	179,500	25,392
Charoen Pokphand Indonesia Tbk PT	1,828,500	439,098
Gudang Garam Tbk PT	87,000	427,802
Matahari Department Store Tbk PT	192,100	189,930
Summarecon Agung Tbk PT	509,300	51,215
Surya Citra Media Tbk PT	31,900	6,464
Telekomunikasi Indonesia Persero Tbk PT	4,901,800	1,519,225

		6,638,960

IRELAND — 0.6%
Bank of Ireland (c)	2,003,170	503,485
CRH PLC	63,289	2,238,532
Experian PLC	67,967	1,383,627
James Hardie Industries PLC	103,443	1,623,209
Kerry Group PLC Class A	15,421	1,215,573

		6,964,426

ISRAEL — 0.4%
Bank Hapoalim BM	206,096	1,253,436
Bank Leumi Le-Israel BM (c)	200,712	884,559
Check Point Software Technologies, Ltd. (c)	284	29,156
Nice, Ltd.	9,401	630,272
Teva Pharmaceutical Industries, Ltd. ADR	66,909	2,147,110

		4,944,533

ITALY — 1.3%
Assicurazioni Generali SpA	83,001	1,322,728
Atlantia SpA	62,646	1,621,473
Enel SpA	473,830	2,236,948
Eni SpA	163,303	2,681,041
Ferrari NV	13,480	1,005,623
Intesa Sanpaolo SpA	854,793	2,327,664
Leonardo SpA (c)	68,390	972,117
Mediobanca SpA	56,768	513,052
Saipem SpA (c)	392,591	178,665
Snam SpA	160,414	695,548
Telecom Italia SpA/Milano (c)	1,169,140	1,054,132
UniCredit SpA	90,704	1,401,829

		16,010,820

JAPAN — 16.2%
Acom Co., Ltd. (a) (c)	39,200	156,547
Aeon Co., Ltd.	52,900	771,448
Aisin Seiki Co., Ltd.	35,300	1,732,846
Ajinomoto Co., Inc.	22,600	445,490
Alps Electric Co., Ltd.	6,100	172,714
Asahi Glass Co., Ltd.	152,000	1,230,405
Asahi Group Holdings, Ltd.	53,300	2,012,801
Asahi Kasei Corp.	148,000	1,434,443
Astellas Pharma, Inc	214,000	2,815,436
Bridgestone Corp.	53,300	2,153,907
Canon, Inc.	70,800	2,205,392
Central Japan Railway Co.	13,800	2,246,540

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Chiba Bank, Ltd.	169,000	$1,084,403
Chubu Electric Power Co., Inc.	71,000	950,022
Concordia Financial Group, Ltd.	178,000	823,308
Credit Saison Co., Ltd.	52,800	941,046
Dai-ichi Life Holdings, Inc.	50,500	904,812
Daiichi Sankyo Co., Ltd.	71,100	1,599,638
Daikin Industries, Ltd.	34,400	3,452,966
Daiwa Securities Group, Inc.	176,000	1,070,721
Denso Corp.	35,600	1,564,509
Dentsu, Inc.	2,200	119,250
East Japan Railway Co.	29,700	2,583,791
Eisai Co., Ltd.	17,800	920,750
Electric Power Development Co., Ltd.	17,800	416,127
FANUC Corp.	15,400	3,153,801
Fast Retailing Co., Ltd.	1,900	595,423
Fuji Heavy Industries, Ltd.	21,500	787,800
FUJIFILM Holdings Corp.	53,000	2,068,061
Fujitsu, Ltd.	178,000	1,087,680
Hitachi, Ltd.	355,000	1,919,479
Honda Motor Co., Ltd.	124,400	3,741,043
Hoya Corp.	35,600	1,711,151
Inpex Corp.	70,400	691,491
ITOCHU Corp.	174,200	2,470,035
Japan Real Estate Investment Corp. REIT	217	1,148,972
Japan Retail Fund Investment Corp. REIT	659	1,291,623
Japan Tobacco, Inc.	71,100	2,308,533
JFE Holdings, Inc.	38,200	654,265
JSR Corp.	35,600	599,670
JX Holdings, Inc.	288,108	1,413,521
Kajima Corp.	178,000	1,159,724
Kamigumi Co., Ltd.	160,000	1,381,316
Kansai Electric Power Co., Inc.	88,400	1,084,473
Kao Corp.	33,500	1,835,089
KDDI Corp.	106,800	2,800,589
Keikyu Corp.	132,423	1,452,220
Keyence Corp.	2,400	960,172
Kintetsu Group Holdings Co., Ltd.	355,000	1,277,528
Kobe Steel, Ltd. (c)	35,600	324,595
Komatsu, Ltd.	88,800	2,312,243
Konica Minolta, Inc.	89,000	795,513
Kose Corp.	2,200	198,815
Kubota Corp.	112,600	1,688,545
Kyocera Corp.	35,400	1,970,302
LIXIL Group Corp.	35,300	894,934
Makita Corp.	35,200	1,231,984
Marubeni Corp.	177,000	1,088,876
Marui Group Co., Ltd. (a)	70,100	951,820
Mazda Motor Corp.	13,300	191,330
Mebuki Financial Group, Inc.	209,600	837,046
MEIJI Holdings Co., Ltd.	3,200	266,212
Mitsubishi Chemical Holdings Corp.	178,000	1,376,014
Mitsubishi Corp.	124,400	2,685,490
Mitsubishi Electric Corp.	177,000	2,536,741
Mitsubishi Estate Co., Ltd.	157,618	2,871,440
Mitsubishi Heavy Industries, Ltd.	355,000	1,422,804
Mitsubishi UFJ Financial Group, Inc.	739,600	4,644,154
Mitsui & Co., Ltd.	174,100	2,519,396
Mitsui Chemicals, Inc.	178,000	878,578

Mitsui Fudosan Co., Ltd.	26,000	553,926
Mizuho Financial Group, Inc.	1,024,600	1,875,782
MS&AD Insurance Group Holdings, Inc.	53,300	1,693,278
Murata Manufacturing Co., Ltd.	15,600	2,216,872
NEC Corp.	172,000	413,677
Nidec Corp.	22,700	2,158,364
Nintendo Co., Ltd.	5,200	1,205,618
Nippon Steel & Sumitomo Metal Corp.	58,900	1,355,815
Nippon Telegraph & Telephone Corp.	54,500	2,324,186
Nippon Yusen KK (c)	178,000	375,393
Nissan Motor Co., Ltd.	177,700	1,711,935
Nitori Holdings Co., Ltd.	3,100	391,430
Nitto Denko Corp.	17,700	1,366,377
Nomura Holdings, Inc.	196,100	1,217,640
NTT Data Corp.	17,800	843,435
NTT DOCOMO, Inc.	112,500	2,617,394
Obayashi Corp.	129,000	1,205,142
Ono Pharmaceutical Co., Ltd. (a)	22,800	471,530
Oriental Land Co., Ltd. (a)	5,800	332,239
ORIX Corp.	141,900	2,098,001
Osaka Gas Co., Ltd.	355,000	1,347,617
Otsuka Holdings Co., Ltd.	800	36,055
Panasonic Corp.	179,200	2,023,096
Rakuten, Inc.	39,300	393,247
Resona Holdings, Inc.	53,300	285,992
Rohm Co., Ltd.	17,600	1,168,806
Ryohin Keikaku Co., Ltd.	1,300	284,546
Secom Co., Ltd.	17,800	1,272,980
Seven & i Holdings Co., Ltd.	71,100	2,783,256
Sharp Corp. (a) (c)	44,000	185,587
Shin-Etsu Chemical Co., Ltd.	33,100	2,864,726
Shionogi & Co., Ltd.	16,000	825,343
Shiseido Co., Ltd.	19,000	499,596
Shizuoka Bank, Ltd.	133,000	1,081,378
SMC Corp.	300	88,630
SoftBank Group Corp.	68,500	4,833,052
Sompo Holdings, Inc.	47,800	1,749,764
Sony Corp.	88,600	2,994,414
Sumitomo Chemical Co., Ltd.	178,000	993,592
Sumitomo Corp.	88,900	1,194,721
Sumitomo Electric Industries, Ltd.	71,100	1,177,875
Sumitomo Mitsui Financial Group, Inc.	57,600	2,090,927
Sumitomo Mitsui Trust Holdings, Inc.	17,700	613,138
T&D Holdings, Inc.	35,300	511,934
Takeda Pharmaceutical Co., Ltd.	71,100	3,336,461
TDK Corp.	17,800	1,126,178
Teijin, Ltd.	59,800	1,126,449
Terumo Corp.	50,700	1,758,552
Tohoku Electric Power Co., Inc.	35,700	483,134
Tokio Marine Holdings, Inc.	53,300	2,246,225
Tokyo Electric Power Co. Holdings, Inc. (c)	124,300	486,357
Tokyo Electron, Ltd.	17,800	1,941,658
Tokyo Gas Co., Ltd.	321,000	1,459,379
Tokyu Corp.	178,000	1,258,763
Toppan Printing Co., Ltd.	178,000	1,813,067
Toray Industries, Inc.	178,000	1,576,649

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Toshiba Corp. (a) (c)	218,000	$472,271
Toyota Motor Corp.	178,100	9,657,006
Toyota Tsusho Corp.	53,300	1,611,963
West Japan Railway Co.	18,400	1,195,678
Yahoo! Japan Corp. (a)	231,100	1,066,009
Yakult Honsha Co., Ltd.	900	49,915
Yamada Denki Co., Ltd. (a)	107,100	533,434
Yamaha Corp.	35,500	976,465
Yamaha Motor Co., Ltd.	53,400	1,284,801

		196,278,523

LUXEMBOURG — 0.1%
ArcelorMittal (c)	104,371	880,314

MACAU — 0.0% (g)
MGM China Holdings, Ltd.	53,200	110,897
Wynn Macau, Ltd. (a)	56,000	113,996

		224,893

MALAYSIA — 0.5%
AirAsia Bhd	482,300	342,204
Alliance Financial Group Bhd	590,400	544,307
AMMB Holdings Bhd	188,000	197,537
Astro Malaysia Holdings Bhd	91,600	56,713
Berjaya Sports Toto Bhd	888,540	584,262
British American Tobacco Malaysia Bhd	34,100	351,364
CIMB Group Holdings Bhd	352,137	443,205
Dialog Group Bhd	801,100	320,404
Felda Global Ventures Holdings Bhd	595,500	281,233
Gamuda Bhd	50,466	59,070
Genting Bhd	167,300	362,537
Genting Malaysia Bhd	418,900	515,875
Genting Plantations Bhd	185,900	490,636
Hong Leong Financial Group Bhd	31,239	112,236
IOI Properties Group Bhd	547,800	256,230
Lafarge Malaysia Bhd	170,900	258,735
Malaysia Airports Holdings Bhd	137,900	216,564
Petronas Chemicals Group Bhd	18,000	31,318
PPB Group Bhd	99,500	376,371
RHB Capital Bhd	101,810	118,937
Sapura Energy Bhd (c)	135,000	55,519
Tenaga Nasional Bhd	125,200	388,147
UMW Holdings Bhd (c)	36,200	49,079
Westports Holdings Bhd	140,500	128,579

		6,541,062

MEXICO — 1.0%
America Movil SAB de CV Series L	2,557,728	1,803,460
Cemex SAB de CV Series CPO (c)	1,452,848	1,307,506
Fomento Economico Mexicano SAB de CV	240,612	2,121,212
Fresnillo PLC	19,477	378,964
Gentera SAB de CV (a)	230,832	377,976
Grupo Financiero Banorte SAB de CV Series O	338,378	1,934,240
Grupo Mexico SAB de CV Series B	208,784	623,886
Grupo Televisa SAB Series CPO	290,945	1,497,813
Industrias Penoles SAB de CV	15,030	385,451
Kimberly-Clark de Mexico SAB de CV Class A	209,481	451,903

Wal-Mart de Mexico SAB de CV	268,740	615,840

		11,498,251

NETHERLANDS — 3.1%
Akzo Nobel NV	24,207	2,012,475
Altice NV Class A (c)	22,542	511,248
Altice NV Class B (c)	4,047	91,764
ASML Holding NV	27,913	3,713,880
Heineken NV	22,661	1,934,118
ING Groep NV	219,207	3,322,196
Koninklijke Ahold Delhaize NV	122,355	2,625,147
Koninklijke DSM NV	19,689	1,335,311
Koninklijke KPN NV	427,149	1,289,707
Koninklijke Philips NV	88,348	2,847,061
NXP Semiconductors NV (c)	12,348	1,278,018
Royal Dutch Shell PLC Class A	294,359	7,714,983
Royal Dutch Shell PLC Class B	246,559	6,735,026
Steinhoff International Holdings NV	189,115	905,044
Wolters Kluwer NV	32,873	1,369,982

		37,685,960

NEW ZEALAND — 0.1%
Mercury NZ, Ltd.	213,588	470,322
Meridian Energy, Ltd.	207,222	405,604
Spark New Zealand, Ltd.	151,462	370,578

		1,246,504

NORWAY — 0.5%
DNB ASA	100,074	1,585,776
Norsk Hydro ASA	157,250	912,862
Statoil ASA	78,629	1,342,998
Telenor ASA	69,198	1,151,299
Yara International ASA	17,715	681,878

		5,674,813

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	17,171	206,739
Cia de Minas Buenaventura SAA ADR (b)	297	3,594
Credicorp, Ltd.	6,694	1,093,130

		1,303,463

PHILIPPINES — 0.3%
Alliance Global Group, Inc.	550,900	139,221
Ayala Land, Inc.	482,200	317,623
BDO Unibank, Inc.	36,477	85,495
DMCI Holdings, Inc.	1,302,950	296,036
Energy Development Corp.	1,835,000	220,163
Globe Telecom, Inc.	2,575	104,283
GT Capital Holdings, Inc.	7,340	167,500
JG Summit Holdings, Inc.	229,940	372,808
Jollibee Foods Corp.	98,810	388,938
Megaworld Corp.	1,572,000	105,897
Metro Pacific Investments Corp.	3,433,300	411,928
PLDT, Inc. ADR	14,522	467,027
SM Prime Holdings, Inc.	511,200	288,330
Universal Robina Corp.	58,220	189,715

		3,554,964

POLAND — 0.3%
Alior Bank SA (c)	51,969	937,605

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Bank Millennium SA (c)	118,212	$192,448
Bank Zachodni WBK SA	3,371	291,414
CCC SA	7,054	423,744
Eurocash SA	22,319	179,760
Grupa Azoty SA	10,976	191,431
LPP SA	48	82,321
Orange Polska SA	85,454	99,863
Polski Koncern Naftowy Orlen SA	16,475	415,831
Powszechna Kasa Oszczednosci Bank Polski SA (c)	44,626	361,112

		3,175,529

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	150,753	511,930
Jeronimo Martins SGPS SA	19,108	342,728

		854,658

QATAR — 0.0% (g)
Commercial Bank QSC	10,657	99,367

RUSSIA — 0.8%
Gazprom PJSC ADR	417,765	1,867,410
Lukoil PJSC ADR	46,518	2,468,245
Magnit PJSC GDR	7,370	281,534
MMC Norilsk Nickel PJSC ADR	34,725	544,835
Mobile TeleSystems PJSC ADR	83,426	920,189
RusHydro PJSC ADR (b)	58,736	95,740
RusHydro PJSC ADR (b)	101,580	164,560
Sberbank of Russia PJSC ADR	109,976	1,269,123
Surgutneftegas OJSC ADR	114,559	641,530
Tatneft PJSC ADR	49,478	1,823,264

		10,076,430

SINGAPORE — 1.0%
CapitaLand, Ltd.	355,000	922,243
DBS Group Holdings, Ltd.	189,471	2,630,600
Singapore Exchange, Ltd.	355,000	1,956,273
Singapore Press Holdings, Ltd. (a)	533,000	1,354,147
Singapore Telecommunications, Ltd.	865,900	2,429,205
United Overseas Bank, Ltd.	181,765	2,876,135

		12,168,603

SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd. (c)	6,607	150,817
AngloGold Ashanti, Ltd. (a) (c)	37,159	396,982
Aspen Pharmacare Holdings, Ltd.	22,235	455,553
Bid Corp., Ltd.	20,692	400,762
Bidvest Group, Ltd.	20,735	237,941
Brait SE (c)	29,031	169,309
Capitec Bank Holdings, Ltd.	4,593	260,798
Coronation Fund Managers, Ltd.	41,345	194,996
Discovery, Ltd.	67,955	652,297
FirstRand, Ltd. (a)	288,227	996,529
Foschini Group, Ltd.	27,586	317,834
Gold Fields, Ltd.	43,395	151,363
Impala Platinum Holdings, Ltd. (c)	53,569	180,657
Imperial Holdings, Ltd. (a)	19,279	237,236
Massmart Holdings, Ltd.	23,820	241,899
Mr. Price Group, Ltd.	26,397	314,786
MTN Group, Ltd.	112,118	1,020,110
Naspers, Ltd. Class N	30,460	5,258,872
Pioneer Foods Group, Ltd.	27,085	356,743

PSG Group, Ltd.	14,511	267,304
Rand Merchant Investment Holdings, Ltd. (a)	31,186	96,055
Remgro, Ltd.	34,566	531,273
Resilient REIT, Ltd.	44,151	383,731
Sanlam, Ltd.	212,827	1,069,313
Sasol, Ltd.	38,896	1,133,020
Sibanye Gold, Ltd.	55,869	119,582
Standard Bank Group, Ltd.	116,731	1,251,428
Truworths International, Ltd. (a)	51,622	333,438
Woolworths Holdings, Ltd.	42,059	219,286

		17,399,914

SOUTH KOREA — 3.5%
Amorepacific Corp.	367	92,054
Amorepacific Corp. Preference Shares	1,874	279,852
AMOREPACIFIC Group	478	51,078
BGF retail Co., Ltd.	2,032	190,790
Celltrion, Inc.	7,725	622,393
CJ CheilJedang Corp.	2,118	668,563
CJ Corp.	698	108,604
Coway Co., Ltd.	2,822	242,758
E-MART, Inc.	2,460	452,052
Hana Financial Group, Inc.	41,514	1,371,673
Hanmi Pharm Co., Ltd.	321	85,826
Hanmi Science Co., Ltd.	1,613	84,234
Hanssem Co., Ltd.	1,052	206,957
Hotel Shilla Co., Ltd.	835	33,675
Hyundai Department Store Co., Ltd.	4,141	373,997
Hyundai Development Co-Engineering & Construction	10,407	378,293
Hyundai Heavy Industries Co., Ltd. (c)	4,821	711,316
Hyundai Mobis Co., Ltd.	5,764	1,239,598
Hyundai Motor Co.	12,718	1,791,188
Hyundai Steel Co.	5,873	307,226
KB Financial Group, Inc.	41,866	1,834,422
Kia Motors Corp.	25,271	837,245
Korea Aerospace Industries, Ltd.	4,018	206,954
Korea Electric Power Corp. ADR (c)	42,984	891,058
Korea Zinc Co., Ltd.	2,198	849,089
KT Corp. ADR (c)	35,081	590,413
KT&G Corp.	12,217	1,065,150
LG Chem, Ltd. Preference Shares	500	85,174
LG Electronics, Inc.	13,724	833,282
LG Household & Health Care, Ltd.	1,198	868,799
Lotte Chemical Corp.	2,424	803,087
NAVER Corp.	2,540	1,941,965
NCSoft Corp.	2,119	577,926
POSCO ADR	25,661	1,655,135
Samsung C&T Corp.	4,004	456,505
Samsung Electronics Co., Ltd. GDR	13,299	12,201,833
Samsung Electronics Co., Ltd. Preference Shares	473	678,010
Samsung Fire & Marine Insurance Co., Ltd.	4,279	1,025,460
Samsung Heavy Industries Co., Ltd. (c)	19,193	192,222
Samsung SDS Co., Ltd.	1,277	152,445

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Samsung Securities Co., Ltd.	23,810	$716,450
Shinhan Financial Group Co., Ltd.	37,175	1,549,097
SK Holdings Co., Ltd.	3,871	842,876
SK Hynix, Inc.	31,139	1,406,170
SK Innovation Co., Ltd.	5,538	824,535
SK Telecom Co., Ltd. ADR	17,397	438,056

		42,815,485

SPAIN — 2.3%
Abertis Infraestructuras SA	82,726	1,336,041
ACS Actividades de Construccion y Servicios SA	39,403	1,344,181
Aena SA (d)	891	141,325
Amadeus IT Group SA	21,792	1,108,511
Banco Bilbao Vizcaya Argentaria SA	401,528	3,122,131
Banco de Sabadell SA	212,809	391,034
Banco Popular Espanol SA (a)	249,971	243,294
Banco Santander SA	917,397	5,637,003
Distribuidora Internacional de Alimentacion SA	70,880	410,964
Ferrovial SA	88,179	1,769,290
Gas Natural SDG SA	29,768	653,960
Iberdrola SA	436,928	3,133,355
Industria de Diseno Textil SA	84,988	3,003,299
Mapfre SA	203,629	700,199
Repsol SA	87,741	1,358,383
Telefonica SA	318,921	3,576,453

		27,929,423

SWEDEN — 2.0%
Assa Abloy AB Class B	111,384	2,299,214
Atlas Copco AB Class B	77,269	2,464,771
Hennes & Mauritz AB Class B	76,296	1,956,899
Husqvarna AB Class B (a)	178,242	1,570,146
Nordea Bank AB	192,632	2,207,167
Sandvik AB	96,196	1,442,676
Securitas AB Class B	58,010	909,624
Skandinaviska Enskilda Banken AB Class A (a)	103,807	1,159,186
Skanska AB Class B (a)	57,837	1,366,845
SKF AB Class B (a)	47,363	940,544
Svenska Handelsbanken AB Class A (a)	127,493	1,754,969
Swedbank AB Class A (a)	63,236	1,470,358
Tele2 AB Class B	79,632	763,025
Telefonaktiebolaget LM Ericsson Class B (a)	243,249	1,629,234
Telia Co. AB	140,321	590,781
Volvo AB Class B (a)	99,825	1,479,212

		24,004,651

SWITZERLAND — 6.5%
ABB, Ltd. (c)	169,502	3,967,663
Actelion, Ltd. (c)	5,709	1,612,402
Adecco Group AG	14,371	1,021,526
Aryzta AG (c)	5,881	188,895
Cie Financiere Richemont SA	36,339	2,875,317
Coca-Cola HBC AG (c)	11,478	295,808
Credit Suisse Group AG (c)	111,200	1,655,307
Geberit AG	3,911	1,687,167
Givaudan SA (a)	1,034	1,863,566

Glencore PLC (c)	739,103	2,894,168
Julius Baer Group, Ltd. (c)	11,120	555,472
Kuehne + Nagel International AG	8,333	1,178,000
LafargeHolcim, Ltd. (c)	23,639	1,398,101
Lonza Group AG (c)	3,054	577,879
Nestle SA	208,942	16,041,953
Novartis AG	157,782	11,719,958
Roche Holding AG	46,039	11,765,599
SGS SA	711	1,517,965
Sika AG	131	786,563
Sonova Holding AG	2,107	292,384
STMicroelectronics NV	12,033	184,426
Swatch Group AG	4,066	1,457,090
Swiss Re AG	24,264	2,180,475
Syngenta AG	6,918	3,055,545
UBS Group AG (c)	239,552	3,836,374
Wolseley PLC	17,732	1,113,084
Zurich Insurance Group AG	11,312	3,021,958

		78,744,645

TAIWAN — 2.7%
Advanced Semiconductor Engineering, Inc. ADR	197,041	1,276,826
Advantech Co., Ltd.	26,000	217,649
Asia Pacific Telecom Co., Ltd. (c)	48,000	15,772
Asustek Computer, Inc.	11,000	108,758
AU Optronics Corp. ADR	237,317	906,551
Catcher Technology Co., Ltd.	32,000	316,388
Cathay Financial Holding Co., Ltd.	205,000	329,027
Chicony Electronics Co., Ltd.	137,852	351,644
China Airlines, Ltd.	690,000	239,911
China Development Financial Holding Corp.	402,000	110,362
China Life Insurance Co., Ltd.	231,336	228,725
Chunghwa Telecom Co., Ltd. ADR	63,562	2,159,837
Compal Electronics, Inc.	214,000	139,646
CTBC Financial Holding Co., Ltd.	501,558	309,935
Delta Electronics, Inc.	59,785	320,180
E.Sun Financial Holding Co., Ltd.	661,772	402,396
Eclat Textile Co., Ltd.	15,344	153,731
Eva Airways Corp.	461,250	244,743
Feng TAY Enterprise Co., Ltd.	34,036	135,729
Formosa Plastics Corp.	288,000	858,993
Foxconn Technology Co., Ltd.	24,240	73,896
Fubon Financial Holding Co., Ltd.	312,000	508,989
Giant Manufacturing Co., Ltd.	17,000	100,569
Highwealth Construction Corp.	140,400	246,628
Hiwin Technologies Corp.	6,303	39,572
Hon Hai Precision Industry Co., Ltd. GDR	796,199	4,880,700
Hotai Motor Co., Ltd.	7,000	82,014
HTC Corp. (c)	51,000	130,263
Innolux Corp.	209,000	86,445
Largan Precision Co., Ltd.	5,000	787,674
MediaTek, Inc.	61,000	432,232
Mega Financial Holding Co., Ltd.	25,948	20,952
Merida Industry Co., Ltd.	28,000	148,109
OBI Pharma, Inc. (c)	8,000	71,978
Pegatron Corp.	48,000	142,058
Phison Electronics Corp.	18,000	161,654

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Pou Chen Corp.	121,000	$167,488
Powertech Technology, Inc.	138,000	401,595
President Chain Store Corp.	35,000	288,374
Ruentex Development Co., Ltd. (c)	35,158	42,119
Siliconware Precision Industries Co., Ltd. ADR (a)	97,499	788,767
Standard Foods Corp.	211,060	524,476
Taishin Financial Holding Co., Ltd.	731,687	305,045
Taiwan Business Bank	1,689,100	467,609
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	322,537	10,592,115
Teco Electric and Machinery Co., Ltd.	346,000	351,787
Transcend Information, Inc.	121,000	396,388
Uni-President Enterprises Corp.	322,000	603,833
United Microelectronics Corp. ADR (a)	727,536	1,404,144
Zhen Ding Technology Holding, Ltd.	21,000	49,347

		33,123,623

THAILAND — 0.5%
Bangkok Bank PCL	178,276	964,986
BEC World PCL	73,100	38,292
Bumrungrad Hospital PCL	69,900	372,258
Central Pattana PCL	212,600	363,485
CP ALL PCL NVDR	320,800	550,810
Delta Electronics Thailand PCL	66,200	168,570
Indorama Ventures PCL	39,000	40,007
IRPC PCL	4,521,300	677,619
Kasikornbank PCL	56,400	310,210
Minor International PCL	191,800	205,126
PTT PCL	102,062	1,149,450
Siam Commercial Bank PCL NVDR	103,000	488,585
Thai Union Group PCL	213,400	132,900
TMB Bank PCL	1,082,400	76,859

		5,539,157

TURKEY — 0.3%
Akbank TAS	446,715	1,046,361
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	815,185	649,166
Turkiye Garanti Bankasi A/S	342,318	832,847
Turkiye Is Bankasi Class C	591,832	1,077,491

		3,605,865

UNITED ARAB EMIRATES — 0.0% (g)
Abu Dhabi Commercial Bank PJSC	62,570	115,839
DP World, Ltd.	8,583	184,534
DXB Entertainments PJSC (c)	165,040	45,832
Emaar Properties PJSC	47,127	93,664

		439,869

UNITED KINGDOM — 11.2%
3i Group PLC	209,829	1,966,543
Anglo American PLC (c)	92,910	1,416,807
AstraZeneca PLC	79,551	4,886,688
BAE Systems PLC	221,939	1,783,090
Barclays PLC	1,058,434	2,979,241
Barratt Developments PLC	39,945	272,973
Berkeley Group Holdings PLC	3,514	140,918
BP PLC	1,254,856	7,179,577

British American Tobacco PLC	119,040	7,889,240
British Land Co. PLC REIT	193,210	1,473,757
BT Group PLC	504,039	2,005,537
Burberry Group PLC	47,385	1,021,514
Capita PLC	44,617	314,942
Centrica PLC	546,142	1,481,944
CNH Industrial NV	59,800	578,190
Cobham PLC	104,903	174,464
Compass Group PLC	175,914	3,312,774
Diageo PLC	201,357	5,749,554
Fiat Chrysler Automobiles NV (c)	108,905	1,193,913
G4S PLC	104,952	399,355
GlaxoSmithKline PLC	306,561	6,361,515
Hammerson PLC	172,474	1,231,477
HSBC Holdings PLC	1,273,133	10,362,259
Imperial Brands PLC	81,483	3,940,103
InterContinental Hotels Group PLC	12,550	613,288
ITV PLC	47,627	130,366
J Sainsbury PLC	178,658	590,454
Land Securities Group PLC REIT	95,990	1,271,125
Legal & General Group PLC	81,022	250,549
Lloyds Banking Group PLC	3,616,184	2,998,896
Marks & Spencer Group PLC	149,764	631,108
National Grid PLC	376,569	4,772,377
NEX Group PLC	2,993	21,277
Next PLC	15,170	819,475
Old Mutual PLC	524,891	1,316,638
Pearson PLC	80,514	687,132
Persimmon PLC	13,059	341,942
Prudential PLC	122,696	2,586,749
Randgold Resources, Ltd.	4,990	434,598
Reckitt Benckiser Group PLC	59,290	5,401,781
RELX NV	108,983	2,023,529
RELX PLC	117,223	2,292,535
Rio Tinto PLC	79,943	3,208,368
Rio Tinto, Ltd.	27,997	1,291,275
Rolls-Royce Holdings PLC (c)	131,278	1,237,741
Royal Bank of Scotland Group PLC (c)	196,933	596,183
RSA Insurance Group PLC	83,272	610,708
Sage Group PLC	161,878	1,276,260
Severn Trent PLC	52,950	1,577,154
Sky PLC	104,587	1,276,421
Smith & Nephew PLC	111,617	1,697,189
Smiths Group PLC	26,744	541,427
SSE PLC	112,244	2,071,648
Standard Chartered PLC (c)	182,750	1,743,606
Standard Life PLC	232,267	1,030,185
Taylor Wimpey PLC	158,272	382,167
Tesco PLC (c)	652,751	1,514,928
Unilever NV	124,997	6,225,966
Unilever PLC	101,591	5,004,523
United Utilities Group PLC	78,464	974,776
Vodafone Group PLC	1,893,951	4,928,414
Whitbread PLC	11,475	567,930
WPP PLC	115,617	2,532,924

		135,589,987

UNITED STATES — 0.4%
Mobileye NV (c)	7,660	470,324

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Shire PLC	45,414	$2,646,886
Thomson Reuters Corp.	36,119	1,557,533
Valeant Pharmaceuticals International, Inc. (c)	25,288	278,544
Yum China Holdings, Inc. (c)	7,569	205,877

		5,159,164

TOTAL COMMON STOCKS (Cost $1,229,607,257)		1,198,356,961

RIGHTS — 0.0% (g)
GERMANY — 0.0% (g)
Deutsche Bank AG (expiring 4/6/17) (c) (Cost $0)	78,836	188,875

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	1,618,177	1,618,177
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	20,241,414	20,241,414

TOTAL SHORT-TERM INVESTMENTS (Cost $21,859,591)		21,859,591

TOTAL INVESTMENTS — 100.9% (Cost $1,251,466,848)		1,220,405,427
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(10,669,470)

NET ASSETS — 100.0%		$1,209,735,957

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $76,634 representing less than 0.05% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $ 0, representing 0.0% of the Fund’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$65,105,170	$—	$—		$65,105,170
Austria	2,985,851	—	—		2,985,851
Belgium	11,448,588	—	—		11,448,588
Brazil	21,369,658	—	—		21,369,658
Canada	79,820,787	—	—		79,820,787
Chile	3,915,653	—	—		3,915,653
China	73,863,017	76,634	—		73,939,651
Colombia	1,454,845	—	—		1,454,845
Denmark	13,474,498	—	—		13,474,498
Egypt	793,552	—	—		793,552
Finland	8,282,045	—	—		8,282,045
France	81,365,711	—	—		81,365,711
Germany	78,568,138	—	—		78,568,138
Greece	1,157,043	—	—		1,157,043
Hong Kong	30,273,438	—	0	(a)	30,273,438
Hungary	1,365,850	—	—		1,365,850
India	22,862,627	—	—		22,862,627

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Indonesia	$6,638,960	$—	$—	$6,638,960
Ireland	6,964,426	—	—	6,964,426
Israel	4,944,533	—	—	4,944,533
Italy	16,010,820	—	—	16,010,820
Japan	196,278,523	—	—	196,278,523
Luxembourg	880,314	—	—	880,314
Macau	224,893	—	—	224,893
Malaysia	6,541,062	—	—	6,541,062
Mexico	11,498,251	—	—	11,498,251
Netherlands	37,685,960	—	—	37,685,960
New Zealand	1,246,504	—	—	1,246,504
Norway	5,674,813	—	—	5,674,813
Peru	1,303,463	—	—	1,303,463
Philippines	3,554,964	—	—	3,554,964
Poland	3,175,529	—	—	3,175,529
Portugal	854,658	—	—	854,658
Qatar	99,367	—	—	99,367
Russia	10,076,430	—	—	10,076,430
Singapore	12,168,603	—	—	12,168,603
South Africa	17,399,914	—	—	17,399,914
South Korea	42,815,485	—	—	42,815,485
Spain	27,929,423	—	—	27,929,423
Sweden	24,004,651	—	—	24,004,651
Switzerland	78,744,645	—	—	78,744,645
Taiwan	33,123,623	—	—	33,123,623
Thailand	2,314,591	3,224,566	—	5,539,157
Turkey	3,605,865	—	—	3,605,865
United Arab Emirates	439,869	—	—	439,869
United Kingdom	135,589,987	—	—	135,589,987
United States	5,159,164	—	—	5,159,164
Rights
Germany	188,875	—	—	188,875
Short-Term Investments	21,859,591	—	—	21,859,591

TOTAL INVESTMENTS	$1,217,104,227	$3,301,200	$0	$1,220,405,427

(a)	Fund held Level 3 security that was valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	809,652	$809,652	23,984,636	23,176,111	1,618,177	$1,618,177	$2,558
State Street Navigator Securities Lending Government Money Market Portfolio*	23,136,429	23,136,429	107,222,742	110,117,757	20,241,414	20,241,414	92,805

TOTAL		$23,946,081				$21,859,591	$95,363

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 2.6%
Alumina, Ltd. (a)	48,535	$66,275
Amcor, Ltd.	4,186	48,091
AMP, Ltd.	14,718	58,159
Australia & New Zealand Banking Group, Ltd.	3,294	79,958
BHP Billiton PLC	960	14,813
BHP Billiton, Ltd.	4,088	74,969
Boral, Ltd.	19,314	86,045
Brambles, Ltd.	9,818	70,028
Coca-Cola Amatil, Ltd.	4,802	39,636
Commonwealth Bank of Australia	1,085	71,107
CSL, Ltd.	1,872	178,978
Fortescue Metals Group, Ltd.	7,302	34,703
Iluka Resources, Ltd.	1,943	11,295
Insurance Australia Group, Ltd.	22,441	103,571
LendLease Group	11,582	137,654
Macquarie Group, Ltd.	1,965	135,210
National Australia Bank, Ltd.	4,387	111,576
Newcrest Mining, Ltd.	2,304	39,142
Origin Energy, Ltd.	7,300	39,260
Orora, Ltd.	1,761	3,976
OZ Minerals, Ltd.	7,061	42,176
QBE Insurance Group, Ltd.	3,434	33,767
Santos, Ltd.	8,561	24,817
Scentre Group REIT	10,247	33,535
Shopping Centres Australasia Property Group	103,769	177,319
Sonic Healthcare, Ltd.	5,183	87,459
South32, Ltd. (a) (b)	3,772	7,865
South32, Ltd. (b)	3,495	7,359
Suncorp Group, Ltd.	7,416	74,733
Sydney Airport	1,102	5,691
Transurban Group Stapled Security	7,245	64,498
Vicinity Centres REIT	38,101	82,255
Wesfarmers, Ltd.	4,485	154,202
Westfield Corp.	8,224	55,710
Westpac Banking Corp.	4,954	132,497
Woodside Petroleum, Ltd.	1,897	46,424
Woolworths, Ltd.	1,661	33,578

		2,468,331

AUSTRIA — 0.1%
OMV AG	1,971	77,757

BELGIUM — 0.4%
Anheuser-Busch InBev SA	1,146	126,125
Solvay SA	666	81,596
UCB SA	1,733	134,770

		342,491

BRAZIL — 0.6%
Ambev SA ADR	14,931	86,003
Banco Bradesco SA Preference Shares ADR	10,956	112,189
Cia Energetica de Minas Gerais ADR	8,357	27,494
Cia Siderurgica Nacional SA ADR (c)	7,332	21,409
Gerdau SA ADR	6,626	22,860
Itau Unibanco Holding SA Preference Shares ADR	9,519	114,894

Petroleo Brasileiro SA Preference Shares ADR (c)	11,059	101,964
Tim Participacoes SA ADR	2,523	40,318
Vale SA Preference Shares ADR	8,811	79,123

		606,254

CANADA — 3.2%
Agrium, Inc. (a)	489	46,537
Bank of Montreal	1,076	80,140
Bank of Nova Scotia	1,357	79,162
Barrick Gold Corp.	2,100	39,775
Brookfield Asset Management, Inc. Class A	3,127	113,600
Cameco Corp.	2,797	30,872
Canadian Imperial Bank of Commerce	489	42,045
Canadian National Railway Co.	2,119	155,964
Canadian Natural Resources, Ltd.	2,119	69,179
Canadian Pacific Railway, Ltd.	447	65,475
Canadian Tire Corp., Ltd. Class A	517	61,242
Cenovus Energy, Inc.	2,685	30,300
Eldorado Gold Corp.	2,886	9,846
Enbridge, Inc. (b)	2,397	100,129
Enbridge, Inc. (b)	2,853	119,369
Encana Corp.	3,933	45,946
Enerplus Corp.	3,091	24,823
First Majestic Silver Corp. (a) (c)	9,452	76,472
First Quantum Minerals, Ltd.	1,496	15,850
Goldcorp, Inc.	2,058	29,937
IAMGOLD Corp. (c)	3,105	12,386
IGM Financial, Inc. (a)	826	24,564
Imperial Oil, Ltd.	1,538	46,729
Just Energy Group, Inc.	18,810	117,770
Kinross Gold Corp. (c)	4,548	15,994
Loblaw Cos., Ltd.	1,723	93,227
Manulife Financial Corp.	5,516	97,569
National Bank of Canada	2,908	121,758
Onex Corp.	1,830	130,974
Penn West Petroleum, Ltd. (c)	2,037	3,467
Potash Corp. of Saskatchewan, Inc. (a)	1,565	26,661
PrairieSky Royalty, Ltd.	24	505
Rogers Communications, Inc. Class B	2,914	128,477
Royal Bank of Canada	2,551	185,331
Shaw Communications, Inc. Class B	1,943	40,167
Silver Wheaton Corp.	1,371	28,486
SNC-Lavalin Group, Inc.	1,217	47,616
Sun Life Financial, Inc.	3,006	109,452
Suncor Energy, Inc.	4,283	131,125
Teck Resources, Ltd. Class B	1,524	33,231
TELUS Corp.	4,116	133,234
TMX Group, Ltd.	20	1,011
Toronto-Dominion Bank	4,076	203,578
TransAlta Corp.	4,771	27,975
TransCanada Corp. (a)	1,876	86,327
Trilogy Energy Corp. (c)	12,740	46,522
Yamana Gold, Inc.	4,199	11,555

		3,142,354

CHILE — 0.0% (d)
Enel Americas SA ADR	1,453	15,097
Enel Chile SA ADR	806	4,433
Enel Generacion Chile SA ADR	362	8,051

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	179	$6,152

		33,733

CHINA — 3.0%
Agricultural Bank of China, Ltd. Class H	98,000	45,144
Alibaba Group Holding, Ltd. ADR (c)	1,911	206,063
Bank of China, Ltd. Class H	195,000	96,854
Bank of Communications Co., Ltd. Class H	70,000	54,404
Baozun, Inc. ADR (c)	20,853	311,544
Biostime International Holdings, Ltd. (a) (c)	35,500	118,082
China Construction Bank Corp. Class H	153,000	123,046
China Life Insurance Co., Ltd. Class H	27,000	82,860
China Merchants Bank Co., Ltd. Class H	34,174	90,366
China Mobile, Ltd.	13,500	147,742
China Overseas Land & Investment, Ltd.	28,000	79,985
China Petroleum & Chemical Corp. Class H	83,200	67,446
China Pioneer Pharma Holdings, Ltd. (a)	420,000	167,535
China Shenhua Energy Co., Ltd. Class H	13,500	31,338
China Telecom Corp., Ltd. Class H	84,000	40,965
China Unicom Hong Kong, Ltd.	28,000	37,470
CITIC, Ltd.	28,000	39,920
CNOOC, Ltd.	42,000	50,152
COSCO SHIPPING Ports, Ltd.	26,824	29,615
Hengan International Group Co., Ltd.	7,000	52,062
Huaneng Power International, Inc. Class H	56,000	37,398
Industrial & Commercial Bank of China, Ltd. Class H	154,000	100,665
PetroChina Co., Ltd. Class H	56,000	41,001
PICC Property & Casualty Co., Ltd. Class H	29,859	46,029
Ping An Insurance Group Co. of China, Ltd. Class H	14,000	78,363
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	246,000	209,550
Sheen Tai Holdings Grp Co., Ltd.	1,228,000	109,029
Tencent Holdings, Ltd.	14,000	401,364
Yanzhou Coal Mining Co., Ltd. Class H	28,000	21,762

		2,917,754

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	304	12,120

DENMARK — 0.6%
AP Moeller — Maersk A/S Class B	70	116,487
Danske Bank A/S	2,383	81,401
DSV A/S	3,572	185,465
Novo Nordisk A/S Class B	5,307	182,809

		566,162

FINLAND — 0.4%
Fortum Oyj	1,858	29,471
Metso Oyj (a)	1,104	33,511
Nokia Oyj	11,522	61,986
Sampo Oyj Class A	1,301	61,865
UPM-Kymmene Oyj (a)	4,241	99,882
Valmet Oyj	209	3,257

Wartsila Oyj Abp	1,259	67,530

		357,502

FRANCE — 3.0%
Accor SA	2,262	94,474
Airbus SE	953	72,705
Alstom SA (c)	1,719	51,507
AXA SA	4,479	116,194
BNP Paribas SA	2,378	158,784
Bouygues SA	1,363	55,622
Cap Gemini SA	1,677	155,257
Carrefour SA	2,735	64,647
Credit Agricole SA	4,867	66,110
Danone SA	1,308	89,198
Engie SA	2,285	32,455
Essilor International SA	864	105,254
Groupe Fnac SA (c)	1,381	99,878
Hermes International	15	7,125
Kering	293	75,979
LVMH Moet Hennessy Louis Vuitton SE	461	101,497
Orange SA	6,524	101,631
Pernod Ricard SA	626	74,252
Publicis Groupe SA	1,101	77,143
Renault SA	1,579	137,521
Sanofi	2,086	188,794
Schneider Electric SE	1,510	110,839
Societe Generale SA	1,901	96,679
Sodexo SA	1,329	156,713
TOTAL SA	3,564	180,740
Unibail-Rodamco SE	503	117,872
Vallourec SA (a) (c)	1,479	9,846
Veolia Environnement SA	4,008	75,275
Vinci SA	1,929	153,293
Vivendi SA	4,916	95,825

		2,923,109

GERMANY — 2.9%
adidas AG	1,146	218,543
Allianz SE	1,076	199,843
BASF SE	1,733	172,230
Bayer AG	2,044	236,214
Commerzbank AG	1,929	17,491
CompuGroup Medical SE	3,528	157,425
Daimler AG	2,397	177,409
Deutsche Bank AG (c)	2,965	51,215
Deutsche Boerse AG (c)	826	75,897
Deutsche Lufthansa AG	4,956	80,570
Deutsche Post AG	4,116	141,335
Deutsche Telekom AG	6,794	119,353
E.ON SE	4,255	33,909
Fresenius Medical Care AG & Co. KGaA	461	38,977
Linde AG	293	48,918
MAN SE	391	40,410
Merck KGaA	1,454	166,087
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	626	122,793
OSRAM Licht AG	15	943
RWE AG (c)	1,426	23,694
Salzgitter AG	1,510	54,806
SAP SE	2,119	208,461
Siemens AG	1,686	231,539

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	2,657	$65,248
Uniper SE (c)	387	6,532
Volkswagen AG Preference Shares	461	67,352
Volkswagen AG	503	75,129

		2,832,323

HONG KONG — 1.3%
AIA Group, Ltd.	19,600	123,580
Bank of East Asia, Ltd.	19,078	78,924
Cheung Kong Property Holdings, Ltd.	21,920	147,656
CK Hutchison Holdings, Ltd.	13,420	165,084
Global Brands Group Holding, Ltd. (c)	8,000	854
Hang Lung Properties, Ltd.	14,000	36,389
Henderson Land Development Co., Ltd.	15,915	98,605
Hong Kong Exchanges & Clearing, Ltd.	4,306	108,377
Li & Fung, Ltd.	28,000	12,142
Link REIT	14,058	98,496
New World Development Co., Ltd.	45,132	55,519
Sands China, Ltd.	11,200	51,882
Shangri-La Asia, Ltd.	28,000	40,785
Sun Hung Kai Properties, Ltd.	14,253	209,444
Swire Pacific, Ltd. Class A	7,000	69,896

		1,297,633

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	321	22,013
Richter Gedeon Nyrt	2,615	59,502

		81,515

INDIA — 0.7%
Dr Reddy’s Laboratories, Ltd. ADR	2,984	119,808
ICICI Bank, Ltd. ADR	9,309	80,057
Infosys, Ltd. ADR	13,023	205,763
Mahindra & Mahindra, Ltd. GDR	2,013	40,059
Reliance Industries, Ltd. GDR (e)	2,313	93,214
Tata Motors, Ltd. ADR	2,781	99,143

		638,044

INDONESIA — 0.5%
Astra International Tbk PT	71,000	45,955
Bank Central Asia Tbk PT	64,000	79,487
Bank Mandiri Persero Tbk PT	64,000	56,193
Bank Rakyat Indonesia Persero Tbk PT	75,000	73,027
Gudang Garam Tbk PT	7,000	34,421
Telekomunikasi Indonesia Persero Tbk PT	470,200	145,730

		434,813

IRELAND — 0.3%
CRH PLC	2,287	80,891
Experian PLC	5,393	109,787
Prothena Corp. PLC (c)	2,118	118,164

		308,842

ISRAEL — 0.3%
Bank Hapoalim BM	9,717	59,097
Bank Leumi Le-Israel BM (c)	44,251	195,019
Teva Pharmaceutical Industries, Ltd. ADR	1,663	53,365

		307,481

ITALY — 0.6%
Assicurazioni Generali SpA	4,031	64,239
Banca Monte dei Paschi di Siena SpA (c) (f)	90	1,451

Enel SpA	17,757	83,831
Eni SpA	6,113	100,361
Intesa Sanpaolo SpA	32,035	87,234
Italgas SpA (c)	2,010	8,840
Mediaset SpA	15,755	65,381
Saipem SpA (c)	18,386	8,367
Snam SpA	10,055	43,598
Telecom Italia SpA/Milano (c)	74,852	67,489
UniCredit SpA	4,018	62,098

		592,889

JAPAN — 7.9%
Aisin Seiki Co., Ltd.	1,400	68,725
Asahi Group Holdings, Ltd.	1,400	52,869
Asahi Kasei Corp.	14,000	135,691
Astellas Pharma, Inc.	7,000	92,094
Bridgestone Corp.	1,400	56,575
Canon, Inc.	1,400	43,609
Credit Saison Co., Ltd.	2,800	49,904
Daiichi Sankyo Co., Ltd.	4,200	94,493
Daikin Industries, Ltd.	1,400	140,528
Daiwa Securities Group, Inc.	14,000	85,171
Denso Corp.	2,800	123,051
Eisai Co., Ltd.	1,400	72,419
FUJIFILM Holdings Corp.	2,800	109,256
Fujitsu, Ltd.	13,000	79,437
Hitachi, Ltd.	14,000	75,698
Hokuhoku Financial Group, Inc.	2,800	43,898
Honda Motor Co., Ltd.	2,800	84,204
Hoya Corp.	2,800	134,585
ITOCHU Corp.	4,200	59,553
Japan Tobacco, Inc.	2,800	90,913
JFE Holdings, Inc.	2,800	47,957
JSR Corp.	2,800	47,165
JX Holdings, Inc.	7,000	34,343
Kajima Corp.	14,000	91,214
Kamigumi Co., Ltd.	14,000	120,865
Kansai Electric Power Co., Inc.	2,800	34,350
KDDI Corp.	8,400	220,271
Kobe Steel, Ltd. (c)	4,200	38,295
Komatsu, Ltd.	2,800	72,909
Konica Minolta, Inc.	7,000	62,568
Kyocera Corp.	2,800	155,843
Makita Corp.	2,800	97,999
Marubeni Corp.	14,000	86,126
Marui Group Co., Ltd.	5,100	69,248
Mebuki Financial Group, Inc.	15,000	59,903
Mitsubishi Chemical Holdings Corp.	7,000	54,113
Mitsubishi Corp.	2,800	60,445
Mitsubishi Electric Corp.	14,000	200,646
Mitsubishi Heavy Industries, Ltd.	14,000	56,111
Mitsubishi UFJ Financial Group, Inc.	25,100	157,610
Mitsui & Co., Ltd.	2,800	40,519
Mizuho Financial Group, Inc.	51,700	94,650
MS&AD Insurance Group Holdings, Inc.	2,800	88,953
Murata Manufacturing Co., Ltd.	1,400	198,950
NEC Corp.	2,000	4,810
Nintendo Co., Ltd.	400	92,740
Nippon Steel & Sumitomo Metal Corp	4,100	94,378
Nippon Yusen KK (c)	28,000	59,050

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nissan Motor Co., Ltd.	5,600	$53,950
Nitto Denko Corp.	1,400	108,075
Nomura Holdings, Inc.	13,900	86,309
NTT Data Corp.	1,400	66,338
NTT DOCOMO, Inc.	2,300	53,511
Obayashi Corp.	14,000	130,791
ORIX Corp.	5,600	82,796
Osaka Gas Co., Ltd.	14,000	53,145
Panasonic Corp.	8,400	94,833
Resona Holdings, Inc.	8,400	45,072
Rohm Co., Ltd.	1,400	92,973
Secom Co., Ltd.	1,400	100,122
Seven & i Holdings Co., Ltd.	1,400	54,804
Shin-Etsu Chemical Co., Ltd.	1,400	121,167
SoftBank Group Corp.	2,800	197,555
Sompo Holdings, Inc.	2,800	102,497
Sony Corp.	4,200	141,947
Sumitomo Chemical Co., Ltd.	14,000	78,148
Sumitomo Corp.	2,800	37,629
Sumitomo Electric Industries, Ltd.	4,200	69,579
Sumitomo Mitsui Financial Group, Inc.	2,800	101,642
Sumitomo Mitsui Trust Holdings, Inc.	1,400	48,497
T&D Holdings, Inc.	5,600	81,213
Takeda Pharmaceutical Co., Ltd.	1,400	65,697
TDK Corp.	1,400	88,576
Teijin, Ltd.	2,800	52,743
Terumo Corp.	2,800	97,119
Tokio Marine Holdings, Inc.	2,800	118,000
Tokyo Electron, Ltd.	1,400	152,715
Tokyu Corp.	14,000	99,004
Toppan Printing Co., Ltd.	14,000	142,601
Toshiba Corp. (a) (c)	14,000	30,329
Toyota Motor Corp.	5,600	303,645
Toyota Tsusho Corp.	4,200	127,021
West Japan Railway Co.	1,400	90,975
Yamada Denki Co., Ltd.	5,600	27,892
Yamaha Corp.	4,500	123,777

		7,657,391

LUXEMBOURG — 0.0% (d)
ArcelorMittal (c)	4,805	40,528

MEXICO — 0.4%
America Movil SAB de CV Series L	108,689	76,637
Cemex SAB de CV Series CPO (c)	53,551	48,194
Fomento Economico Mexicano SAB de CV	11,172	98,491
Grupo Financiero Banorte SAB de CV Series O	10,754	61,472
Grupo Mexico SAB de CV Series B	17,885	53,444
Grupo Televisa SAB Series CPO	9,502	48,917
Industrias Penoles SAB de CV	724	18,567

		405,722

NETHERLANDS — 1.4%
Akzo Nobel NV	1,112	92,447
ASML Holding NV	1,023	136,112
Heineken NV	756	64,525
ING Groep NV	9,813	148,721
Koninklijke Ahold Delhaize NV	4,180	89,682
Koninklijke DSM NV	1,312	88,980

Koninklijke KPN NV	12,919	39,007
Koninklijke Philips NV	3,966	127,806
Royal Dutch Shell PLC Class A	2,082	54,568
Royal Dutch Shell PLC Class B	13,878	379,093
Wolters Kluwer NV	4,241	176,744

		1,397,685

NORWAY — 0.3%
DNB ASA	5,265	83,429
Norsk Hydro ASA	16,185	93,957
Telenor ASA	4,311	71,725
Yara International ASA	897	34,527

		283,638

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	374	4,503

PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	1,047	33,672

RUSSIA — 0.4%
Gazprom PJSC ADR (b)	939	4,221
Gazprom PJSC ADR (b)	10,247	45,804
Lukoil PJSC ADR	1,385	73,488
MMC Norilsk Nickel PJSC ADR	1,691	26,532
Mobile TeleSystems PJSC ADR	2,643	29,152
RusHydro PJSC ADR (b)	579	938
RusHydro PJSC ADR (b)	1,259	2,052
Sberbank of Russia PJSC ADR (b)	5,405	62,374
Sberbank of Russia PJSC ADR (b)	499	5,753
Surgutneftegas OJSC ADR	12,204	68,342
Tatneft PJSC ADR (b)	1,282	47,242
Tatneft PJSC ADR (b)	112	4,199

		370,097

SINGAPORE — 0.6%
Broadcom, Ltd.	1,085	237,572
CapitaLand, Ltd.	42,000	109,110
Singapore Exchange, Ltd.	28,000	154,298
Singapore Press Holdings, Ltd. (a)	28,000	71,137
Singapore Telecommunications, Ltd.	14,000	39,276

		611,393

SOUTH AFRICA — 0.6%
AngloGold Ashanti, Ltd. (a) (c)	1,231	13,151
Discovery, Ltd.	18,399	176,611
FirstRand, Ltd. (a)	15,500	53,590
Gold Fields, Ltd.	2,984	10,408
Harmony Gold Mining Co., Ltd.	2,829	6,931
Impala Platinum Holdings, Ltd. (c)	1,915	6,458
Lonmin PLC (c)	13	14
MTN Group, Ltd. (a)	5,724	52,080
Naspers, Ltd. Class N	911	157,283
Sanlam, Ltd. (a)	14,351	72,104
Sasol, Ltd.	1,104	32,159
Sibanye Gold, Ltd.	1,257	2,691
Standard Bank Group, Ltd. (a)	3,709	39,763

		623,243

SOUTH KOREA — 1.8%
Able C&C Co., Ltd.	4,152	91,334
Coreana Cosmetics Co., Ltd.	4,017	20,582
DIO Corp. (c)	1,932	55,457

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

E-MART, Inc.	27	$4,962
Hana Financial Group, Inc.	410	13,547
Hyundai Heavy Industries Co., Ltd. (c)	40	5,902
Hyundai Mobis Co., Ltd.	167	35,915
Hyundai Motor Co.	373	52,533
Hyundai Steel Co.	163	8,527
JoyCity Corp. (c)	1,876	33,970
JW Holdings Corp.	4,827	34,445
JW Pharmaceutical Corp.	1,028	41,045
KB Financial Group, Inc.	903	39,566
KH Vatec Co., Ltd.	1,521	19,041
Kia Motors Corp.	300	9,939
Korea Electric Power Corp. ADR (c)	1,157	23,985
KT&G Corp.	336	29,294
LG Chem, Ltd. Preference Shares	507	86,366
LG Electronics, Inc.	129	7,832
LG Household & Health Care, Ltd.	53	38,436
Lotte Chemical Corp.	17	5,632
NAVER Corp.	95	72,633
NHN Entertainment Corp. (c)	33	1,768
POSCO ADR	1,584	102,168
Samsung C&T Corp.	158	18,014
Samsung Electronics Co., Ltd. GDR	535	490,862
Samsung Engineering Co., Ltd. (c)	355	4,079
Samsung Fire & Marine Insurance Co., Ltd.	89	21,329
Samsung Heavy Industries Co., Ltd. (c)	692	6,931
Samsung Securities Co., Ltd.	350	10,532
SeAH Steel Corp.	2,134	181,475
Shinhan Financial Group Co., Ltd.	903	37,628
SK Holdings Co., Ltd.	86	18,726
SK Hynix, Inc.	1,395	62,995
SK Innovation Co., Ltd.	68	10,124

		1,697,574

SPAIN — 1.0%
Acciona SA	1,848	148,497
Acerinox SA	4,240	59,520
ACS Actividades de Construccion y Servicios SA	3,200	109,162
Amadeus IT Group SA	1,409	71,673
Banco Bilbao Vizcaya Argentaria SA	12,377	96,239
Banco Santander SA	25,777	158,388
Iberdrola SA	10,928	78,368
Industria de Diseno Textil SA	2,810	99,300
Repsol SA	2,030	31,428
Telefonica SA	10,172	114,071

		966,646

SWEDEN — 1.1%
Assa Abloy AB Class B	4,784	98,752
Atlas Copco AB Class B	4,451	141,981
Nordea Bank AB	7,725	88,513
Sandvik AB	4,144	62,149
Securitas AB Class B	6,440	100,982
Skandinaviska Enskilda Banken AB Class A	9,745	108,820
Skanska AB Class B	4,227	99,896
SKF AB Class B (a)	3,006	59,694
Svenska Handelsbanken AB Class A (a)	3,952	54,400
Tele2 AB Class B	2,956	28,324

Telefonaktiebolaget LM Ericsson Class B (a)	7,888	52,832
Telia Co. AB	6,794	28,604
Volvo AB Class A (a)	6,501	96,259

		1,021,206

SWITZERLAND — 3.0%
ABB, Ltd. (c)	5,873	137,474
Adecco Group AG	1,132	80,465
Cie Financiere Richemont SA	1,593	126,046
Credit Suisse Group AG (c)	3,989	59,380
Geberit AG	461	198,871
Givaudan SA	56	100,928
Glencore PLC (c)	7,716	30,214
Kuehne + Nagel International AG	544	76,903
LafargeHolcim, Ltd. (c)	1,086	64,230
Nestle SA	5,629	432,178
Novartis AG	3,834	284,787
Roche Holding AG	1,426	364,425
Santhera Pharmaceutical Holding AG (c)	708	54,464
SGS SA	56	119,559
Swatch Group AG	168	60,204
Swiss Re AG	1,371	123,204
Syngenta AG	100	44,168
TE Connectivity, Ltd.	2,900	216,195
UBS Group AG (c)	7,976	127,734
Wolseley PLC	1,231	77,273
Zurich Insurance Group AG	279	74,534

		2,853,236

TAIWAN — 1.4%
Advanced Semiconductor Engineering, Inc. ADR	16,766	108,644
AU Optronics Corp. ADR	28,510	108,908
Chunghwa Telecom Co., Ltd. ADR	3,820	129,804
Hon Hai Precision Industry Co., Ltd. GDR	30,110	184,574
Siliconware Precision Industries Co., Ltd. ADR	19,786	160,069
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,923	522,911
United Microelectronics Corp. ADR	65,683	126,768

		1,341,678

THAILAND — 0.1%
Bangkok Bank PCL	15,400	83,358
PTT PCL	2,800	31,535

		114,893

TURKEY — 0.2%
Akbank TAS	10,612	24,857
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	58,116	46,280
Turkiye Garanti Bankasi A/S	12,276	29,867
Turkiye Is Bankasi Class C	28,174	51,294

		152,298

UNITED KINGDOM — 5.8%
3i Group PLC	25,741	241,248
Anglo American PLC (c)	3,237	49,362
AstraZeneca PLC	2,565	157,564
BAE Systems PLC	12,940	103,962
Barclays PLC	34,731	97,760

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

BP PLC	28,772	$164,617
British American Tobacco PLC	738	48,910
British Land Co. PLC REIT	9,279	70,778
BT Group PLC	30,193	120,136
Burberry Group PLC	2,299	49,561
Capita PLC	7,800	55,059
CNH Industrial NV	2,000	19,337
Cobham PLC	57,659	95,893
Compass Group PLC	6,551	123,367
CYBG PLC (c)	1,092	3,765
Diageo PLC	3,947	112,703
G4S PLC	9,047	34,425
GlaxoSmithKline PLC	9,075	188,317
Hammerson PLC	14,928	106,587
HSBC Holdings PLC	35,526	289,152
Imperial Brands PLC	1,454	70,308
Indivior PLC	1,106	4,455
InterContinental Hotels Group PLC	3,047	148,900
J Sainsbury PLC	10,696	35,350
Land Securities Group PLC REIT	6,399	84,737
Liberty Global PLC Class A (c)	1,454	52,155
Liberty Global PLC Series C (c)	2,593	90,859
Liberty Global PLC LiLAC Class C (c)	361	8,317
Lloyds Banking Group PLC	125,737	104,273
Marks & Spencer Group PLC	14,770	62,241
National Grid PLC	2,951	37,399
Next PLC	1,048	56,612
Old Mutual PLC	21,774	54,618
Pearson PLC	1,733	14,790
Pentair PLC	167	10,484
Prudential PLC	7,047	148,569
Randgold Resources, Ltd.	429	37,363
Reckitt Benckiser Group PLC	1,160	105,685
RELX NV	7,631	141,688
RELX PLC	4,520	88,398
Rio Tinto PLC	3,117	125,095
Rio Tinto, Ltd.	1,469	67,753
Rolls-Royce Holdings PLC (c)	4,590	43,276
RSA Insurance Group PLC	10,247	75,150
Sage Group PLC	24,685	194,619
Severn Trent PLC	3,628	108,063
Sky PLC	2,914	35,564
Smith & Nephew PLC	6,580	100,052
Smiths Group PLC	5,067	102,580
SSE PLC	2,594	47,877
Standard Chartered PLC (c)	7,093	67,674
Standard Life PLC	24,398	108,214
TechnipFMC PLC (b) (c)	1,394	45,608
TechnipFMC PLC (b) (c)	3,008	97,760
Tesco PLC (c)	17,157	39,819
Tullow Oil PLC (a) (c)	2,579	7,546
Unilever NV	2,894	144,147
Unilever PLC	2,221	109,410
United Utilities Group PLC	6,454	80,179
Vodafone Group PLC	52,936	137,749
Whitbread PLC	4,743	234,744
WPP PLC	4,996	109,452

		5,572,035

UNITED STATES — 52.5%
3M Co.	1,454	278,194
Abbott Laboratories	5,425	240,927
AbbVie, Inc.	1,426	92,918
Accenture PLC Class A	1,454	174,306
Adient PLC	13	945
Adobe Systems, Inc. (c)	3,647	474,584
AdvanSix, Inc. (c)	103	2,814
Aetna, Inc.	2,193	279,717
Aflac, Inc.	2,900	210,018
Agilent Technologies, Inc.	2,900	153,323
AGNC Investment Corp. REIT	1,454	28,920
Alexion Pharmaceuticals, Inc. (c)	1,103	133,728
Allegion PLC	474	35,882
Allergan PLC	541	129,256
Allstate Corp.	2,900	236,321
Alphabet, Inc. Class A (c)	710	601,938
Alphabet, Inc. Class C (c)	710	588,988
Altria Group, Inc.	2,900	207,118
Amazon.com, Inc. (c)	937	830,688
American Electric Power Co., Inc.	2,900	194,677
American Express Co.	2,900	229,419
American Tower Corp. REIT	1,454	176,719
Amgen, Inc.	2,481	407,058
Anadarko Petroleum Corp.	1,454	90,148
Annaly Capital Management, Inc.	2,900	32,219
Anthem, Inc.	1,454	240,463
Apache Corp.	1,454	74,721
Apple, Inc.	10,180	1,462,459
Applied Materials, Inc.	10,152	394,913
Archer-Daniels-Midland Co.	4,353	200,412
AT&T, Inc.	12,905	536,203
Automatic Data Processing, Inc.	1,454	148,875
Baker Hughes, Inc.	2,201	131,664
Bank of America Corp.	24,693	582,508
Bank of New York Mellon Corp.	4,353	205,592
Baxter International, Inc.	2,838	147,179
Becton Dickinson and Co.	1,454	266,722
Bed Bath & Beyond, Inc.	1,454	57,375
Berkshire Hathaway, Inc. Class B (c)	1,454	242,353
Biogen, Inc. (c)	891	243,617
Bioverativ, Inc. (c)	445	24,235
Boeing Co.	1,454	257,154
Bristol-Myers Squibb Co.	4,353	236,716
C.H. Robinson Worldwide, Inc.	1,454	112,380
California Resources Corp. (a) (c)	87	1,308
Capital One Financial Corp.	1,454	126,004
Carnival Corp.	1,454	85,655
Caterpillar, Inc.	1,454	134,873
CBS Corp. Class B	2,886	200,173
CDK Global, Inc.	478	31,075
Celgene Corp. (c)	2,908	361,842
CenturyLink, Inc.	2,900	68,353
Charles Schwab Corp.	7,260	296,281
Charter Communications, Inc. Class A (c)	618	202,284
Chemours Co.	493	18,981
Chesapeake Energy Corp. (c)	4,353	25,857
Chevron Corp.	3,647	391,578
Chubb, Ltd.	2,331	317,599
Church & Dwight Co., Inc.	4,387	218,780

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Cisco Systems, Inc.	14,505	$490,269
Citigroup, Inc.	7,260	434,293
Citrix Systems, Inc. (c)	1,454	121,249
Clorox Co.	1,454	196,043
Coach, Inc.	1,454	60,094
Coca-Cola Co.	5,815	246,789
Cognizant Technology Solutions Corp. Class A (c)	2,908	173,084
Colgate-Palmolive Co.	2,900	212,251
Comcast Corp. Class A	7,490	281,549
CommerceHub, Inc. Series A (c)	46	712
CommerceHub, Inc. Series C (c)	123	1,910
Conagra Brands, Inc.	2,900	116,986
ConocoPhillips	2,900	144,623
Corning, Inc.	5,815	157,005
Costco Wholesale Corp.	1,454	243,821
Coty, Inc. Class A	770	13,960
CST Brands, Inc.	154	7,406
CSX Corp.	5,815	270,688
Cummins, Inc.	1,454	219,845
CVS Health Corp.	2,900	227,650
Danaher Corp.	2,900	248,037
Deere & Co.	1,454	158,282
Dell Technologies, Inc. Class V (c)	649	41,588
Devon Energy Corp.	1,454	60,661
Discover Financial Services	2,900	198,331
Dollar Tree, Inc. (c)	1,957	153,546
Dow Chemical Co.	4,353	276,590
Duke Energy Corp.	1,579	129,494
E.I. du Pont de Nemours & Co.	2,900	232,957
Eaton Corp. PLC	2,900	215,035
eBay, Inc. (c)	4,353	146,130
Ecolab, Inc.	1,454	182,244
Edison International	2,900	230,869
Eli Lilly & Co.	2,900	243,919
Emerson Electric Co.	2,900	173,594
EOG Resources, Inc.	2,908	283,675
Equity Residential REIT	1,454	90,468
Estee Lauder Cos., Inc. Class A	1,454	123,285
Exelon Corp.	2,900	104,342
Express Scripts Holding Co. (c)	2,028	133,665
Exxon Mobil Corp.	7,772	637,382
Facebook, Inc. Class A (c)	3,315	470,896
Fastenal Co.	1,454	74,881
FedEx Corp.	1,454	283,748
FirstEnergy Corp.	2,900	92,278
Ford Motor Co.	11,607	135,105
Fortive Corp.	1,450	87,319
Franklin Resources, Inc.	4,353	183,435
Freeport-McMoRan, Inc. (c)	2,900	38,744
General Dynamics Corp.	1,454	272,189
General Electric Co.	20,232	602,914
General Mills, Inc.	1,454	85,801
General Motors Co.	2,900	102,544
Gilead Sciences, Inc.	3,848	261,356
Goldman Sachs Group, Inc.	1,454	334,013
Halliburton Co.	2,900	142,709
Halyard Health, Inc. (c)	181	6,894
HCP, Inc. REIT	4,353	136,162
Hershey Co.	1,454	158,849

Hess Corp.	1,454	70,097
Hewlett Packard Enterprise Co.	5,815	137,815
Home Depot, Inc.	2,900	425,807
Honeywell International, Inc.	2,900	362,123
HP, Inc.	5,815	103,972
Illinois Tool Works, Inc.	2,193	290,507
Ingersoll-Rand PLC	2,900	235,828
Intel Corp.	11,607	418,664
International Business Machines Corp.	2,341	407,662
Intuit, Inc.	1,454	168,649
Iron Mountain, Inc.	31	1,085
Iron Mountain, Inc. REIT	107	3,817
J.M. Smucker Co.	1,454	190,590
Johnson & Johnson	4,353	542,166
Johnson Controls International PLC	3,844	161,909
JPMorgan Chase & Co.	8,712	765,262
Juniper Networks, Inc.	2,900	80,707
Kellogg Co.	1,454	105,575
Keysight Technologies, Inc. (c)	1,452	52,475
Kimberly-Clark Corp.	1,454	191,390
Kinder Morgan, Inc.	4,189	91,069
Kohl’s Corp.	1,454	57,884
Kraft Heinz Co.	237	21,522
L Brands, Inc.	2,193	103,290
Lamb Weston Holdings, Inc.	965	40,588
Las Vegas Sands Corp.	1,454	82,980
Leidos Holdings, Inc.	365	18,666
Liberty Expedia Holdings, Inc. Class A (c)	246	11,188
Liberty Interactive Corp. QVC Group Class A (c)	2,900	58,058
Liberty TripAdvisor Holdings, Inc. Class A (c)	196	2,764
Liberty Ventures Series A (c)	366	16,280
Lockheed Martin Corp.	1,171	313,360
LogMeIn, Inc.	249	24,277
Lowe’s Cos., Inc.	4,353	357,860
LyondellBasell Industries NV Class A	1,454	132,590
Macy’s, Inc.	2,900	85,956
Mallinckrodt PLC (c)	181	8,067
Marathon Oil Corp.	4,353	68,777
Marathon Petroleum Corp.	2,909	147,021
Marsh & McLennan Cos., Inc.	2,900	214,281
Mattel, Inc.	5,815	148,922
McCormick & Co., Inc.	3,119	304,258
McDonald’s Corp.	1,454	188,453
McKesson Corp.	1,103	163,531
Mead Johnson Nutrition Co.	1,454	129,522
Medtronic PLC	6,017	484,730
Merck & Co., Inc.	5,815	369,485
MetLife, Inc.	4,353	229,925
Microsoft Corp.	15,965	1,051,455
Mondelez International, Inc. Class A	1,454	62,638
Monsanto Co.	1,454	164,593
Morgan Stanley	4,353	186,483
Mosaic Co.	1,454	42,428
National Oilwell Varco, Inc.	1,454	58,291
NetApp, Inc.	1,454	60,850
Newmont Mining Corp.	1,454	47,924
News Corp. Class A	883	11,479
NextEra Energy, Inc.	1,454	186,650

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

NIKE, Inc. Class B	4,858	$270,736
Noble Corp. PLC	2,900	17,951
Noble Energy, Inc.	2,900	99,586
Norfolk Southern Corp.	1,454	162,804
Northrop Grumman Corp.	1,323	314,662
NOW, Inc. (c)	362	6,140
O’Reilly Automotive, Inc. (c)	837	225,856
Occidental Petroleum Corp.	2,900	183,744
Oracle Corp.	10,152	452,881
Outfront Media, Inc.	3	80
Parker-Hannifin Corp.	1,454	233,105
PayPal Holdings, Inc. (c)	4,353	187,266
PepsiCo, Inc.	2,900	324,394
Perrigo Co. PLC	25	1,660
Pfizer, Inc.	14,335	490,400
PG&E Corp.	1,454	96,487
Philip Morris International, Inc.	2,900	327,410
Phillips 66	710	56,246
Pioneer Natural Resources Co.	1,454	270,778
PNC Financial Services Group, Inc.	1,454	174,829
PPL Corp.	4,353	162,759
Praxair, Inc.	1,454	172,444
Procter & Gamble Co.	2,703	242,865
Prologis, Inc. REIT	4,353	225,834
Prudential Financial, Inc.	2,900	309,372
Public Service Enterprise Group, Inc.	2,900	128,615
Public Storage REIT	1,218	266,632
QUALCOMM, Inc.	4,353	249,601
Quality Care Properties, Inc. REIT (c)	869	16,389
Range Resources Corp.	1,454	42,311
Raytheon Co.	1,454	221,735
Retail Opportunity Investments Corp. REIT	11,939	251,077
Ross Stores, Inc.	2,909	191,616
salesforce.com, Inc. (c)	2,998	247,305
Schlumberger, Ltd.	4,269	333,409
Seagate Technology PLC	1,454	66,782
Shire PLC	837	48,783
Shire PLC ADR	108	18,817
Simon Property Group, Inc. REIT	1,454	250,132
Southern Co.	1,454	72,380
Southwestern Energy Co. (c)	1,454	11,879
Starbucks Corp.	5,798	338,545
State Street Corp. (g)	1,454	115,753
Synchrony Financial	1,621	55,600
Sysco Corp.	2,900	150,568
Target Corp.	1,454	80,246
Texas Instruments, Inc.	4,353	350,678
Thermo Fisher Scientific, Inc.	2,429	373,094
Time Warner, Inc.	2,341	228,739
Time, Inc.	362	7,005
TJX Cos., Inc.	2,900	229,332
Transocean, Ltd. (c)	1,034	12,758
Travelers Cos., Inc.	1,454	175,265
Twenty-First Century Fox, Inc. Class A	7,260	235,151
Tyson Foods, Inc. Class A	4,638	286,211
Union Pacific Corp.	2,908	308,015
United Financial Bancorp, Inc.	12,160	206,842
United Parcel Service, Inc. Class B	1,454	156,014
United Technologies Corp.	1,454	163,153

UnitedHealth Group, Inc.	2,900	475,629
US Bancorp	4,353	224,179
Valero Energy Corp.	2,900	192,241
Vector Group, Ltd.	9,119	189,675
Verizon Communications, Inc.	4,916	239,655
Viacom, Inc. Class B	1,454	67,785
Visa, Inc. Class A	5,826	517,757
Wal-Mart Stores, Inc.	2,900	209,032
Walgreens Boots Alliance, Inc.	2,900	240,845
Walt Disney Co.	4,353	493,587
Washington Prime Group, Inc. REIT	723	6,283
Waste Management, Inc.	2,900	211,468
Weatherford International PLC (c)	7,260	48,279
Wells Fargo & Co.	11,607	646,046
Western Digital Corp.	1,801	148,637
Whole Foods Market, Inc.	2,900	86,188
Williams Cos., Inc.	4,353	128,805
Yahoo!, Inc. (c)	4,353	202,023
Yum China Holdings, Inc. (c)	1,454	39,549
Yum! Brands, Inc.	1,454	92,911
Zoetis, Inc.	167	8,913

		50,865,570

TOTAL COMMON STOCKS (Cost $90,205,580)		95,954,115

RIGHTS — 0.0% (d)
GERMANY — 0.0% (d)
Deutsche Bank AG (expiring 4/6/17) (c) (Cost $0)	2,965	7,104

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	496,763	496,763
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	973,522	973,522

TOTAL SHORT-TERM INVESTMENTS (Cost $1,470,285)		1,470,285

TOTAL INVESTMENTS — 100.6% (Cost $91,675,865)		97,431,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(590,551)

NET ASSETS — 100.0%		$96,840,953

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.1% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $1,451 representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,468,331	$—	$—	$2,468,331
Austria	77,757	—	—	77,757
Belgium	342,491	—	—	342,491
Brazil	606,254	—	—	606,254
Canada	3,142,354	—	—	3,142,354
Chile	33,733	—	—	33,733
China	2,917,754	—	—	2,917,754
Colombia	12,120	—	—	12,120
Denmark	566,162	—	—	566,162
Finland	357,502	—	—	357,502
France	2,923,109	—	—	2,923,109
Germany	2,832,323	—	—	2,832,323
Hong Kong	1,297,633	—	—	1,297,633
Hungary	81,515	—	—	81,515
India	638,044	—	—	638,044
Indonesia	434,813	—	—	434,813
Ireland	308,842	—	—	308,842
Israel	307,481	—	—	307,481
Italy	591,438	1,451	—	592,889
Japan	7,657,391	—	—	7,657,391
Luxembourg	40,528	—	—	40,528
Mexico	405,722	—	—	405,722
Netherlands	1,397,685	—	—	1,397,685
Norway	283,638	—	—	283,638
Peru	4,503	—	—	4,503
Philippines	33,672	—	—	33,672
Russia	370,097	—	—	370,097
Singapore	611,393	—	—	611,393
South Africa	623,243	—	—	623,243
South Korea	1,697,574	—	—	1,697,574
Spain	966,646	—	—	966,646
Sweden	1,021,206	—	—	1,021,206
Switzerland	2,853,236	—	—	2,853,236
Taiwan	1,341,678	—	—	1,341,678
Thailand	83,358	31,535	—	114,893
Turkey	152,298	—	—	152,298
United Kingdom	5,572,035	—	—	5,572,035
United States	50,865,570	—	—	50,865,570
Rights
Germany	7,104	—	—	7,104
Short-Term Investments	1,470,285	—	—	1,470,285

TOTAL INVESTMENTS	$97,398,518	$32,986	$—	$97,431,504

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Corp	1,037	$72,206	417	—	1,454	$115,753	$986
State Street Institutional Liquid Reserves Fund, Premier Class	268,592	268,592	8,422	277,014	—	—	10
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,606,343	4,109,580	496,763	496,763	725
State Street Navigator Securities Lending Government Money Market Portfolio*	2,141,243	2,141,243	5,063,980	6,231,701	973,522	973,522	8,581

TOTAL		$2,482,041				$1,586,038	$10,302

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc.	132	$27,914

AUSTRALIA — 2.4%
Amcor, Ltd.	4,244	48,757
AMP, Ltd.	12,549	49,588
APA Group	22,822	155,991
Aristocrat Leisure, Ltd.	1,461	20,028
Aurizon Holdings, Ltd.	2,081	8,334
Australia & New Zealand Banking Group, Ltd.	10,407	252,618
Brambles, Ltd.	6,089	43,431
Caltex Australia, Ltd.	5,267	118,489
Challenger, Ltd.	1,826	17,482
Coca-Cola Amatil, Ltd.	2,727	22,509
Cochlear, Ltd.	136	14,030
Commonwealth Bank of Australia	5,971	391,318
Computershare, Ltd.	1,241	13,311
Crown Resorts, Ltd.	1,018	9,171
CSL, Ltd.	1,321	126,298
Dexus Property Group REIT	3,575	26,645
Domino’s Pizza Enterprises, Ltd.	250	11,084
DUET Group	8,785	18,698
Fortescue Metals Group, Ltd.	18,272	86,839
Goodman Group REIT	8,221	48,541
GPT Group REIT	5,886	23,124
Harvey Norman Holdings, Ltd.	2,601	8,988
Insurance Australia Group, Ltd.	5,092	23,501
LendLease Group	2,334	27,740
Macquarie Group, Ltd.	1,207	83,053
Medibank Pvt, Ltd.	10,237	22,022
Mirvac Group REIT	13,939	23,287
National Australia Bank, Ltd.	9,565	243,271
Newcrest Mining, Ltd.	2,536	43,083
Oil Search, Ltd.	9,921	54,643
QBE Insurance Group, Ltd.	5,010	49,264
Ramsay Health Care, Ltd.	452	24,099
Scentre Group REIT	25,230	82,568
SEEK, Ltd.	1,309	15,897
Sonic Healthcare, Ltd.	1,043	17,600
Stockland REIT	10,862	38,447
Suncorp Group, Ltd.	4,118	41,498
Sydney Airport	12,894	66,591
Tabcorp Holdings, Ltd.	1,181	4,279
Tatts Group, Ltd.	7,378	24,933
Telstra Corp., Ltd.	20,544	73,031
Transurban Group Stapled Security	16,346	145,520
Treasury Wine Estates, Ltd.	3,569	33,298
Vicinity Centres REIT	5,180	11,183
Vocus Group, Ltd.	7,152	23,569
Wesfarmers, Ltd.	3,601	123,808
Westfield Corp.	8,119	54,999
Westpac Banking Corp.	11,728	313,671
Woolworths, Ltd.	3,010	60,849

		3,240,978

AUSTRIA — 0.1%
ANDRITZ AG	170	8,525
Erste Group Bank AG (b)	1,383	45,152

Raiffeisen Bank International AG (b)	1,020	23,079

		76,756

BELGIUM — 0.4%
Ageas	1,441	56,470
Anheuser-Busch InBev SA	2,738	301,335
Colruyt SA	272	13,388
KBC Group NV	734	48,822
Proximus SADP	442	13,906
UCB SA	340	26,441
Umicore SA	597	34,097

		494,459

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	1,918	29,269

BRAZIL — 0.8%
AES Tiete Energia SA	8,634	37,256
Ambev SA	17,259	99,152
Banco Bradesco SA	1,100	11,104
Banco Bradesco SA Preference Shares	10,867	110,828
Banco do Brasil SA	3,363	35,770
Banco Santander Brasil SA	900	7,838
BB Seguridade Participacoes SA	1,287	11,837
BM&FBovespa SA	5,044	30,646
BRF SA	1,687	20,515
CCR SA	7,852	44,640
Cielo SA	1,852	16,514
Cosan SA Industria e Comercio	8,171	100,009
Embraer SA	3,087	16,908
Equatorial Energia SA	2,402	44,477
Itau Unibanco Holding SA Preference Shares	10,182	121,545
Klabin SA	1,313	6,265
Kroton Educacional SA	3,852	16,112
Raia Drogasil SA	500	9,240
Telefonica Brasil SA Preference Shares	2,184	32,159
Tim Participacoes SA	1,607	5,112
Ultrapar Participacoes SA	10,960	247,234
Vale SA	4,844	45,450
Vale SA Preference Shares	8,380	74,458

		1,145,069

CANADA — 3.6%
Agnico Eagle Mines, Ltd.	1,815	76,784
Alimentation Couche-Tard, Inc. Class B	1,423	64,105
AltaGas, Ltd.	4,410	101,847
Bank of Montreal	1,687	125,647
Bank of Nova Scotia	3,671	214,152
Barrick Gold Corp.	3,668	69,474
BCE, Inc.	573	25,298
BlackBerry, Ltd. (b)	1,037	8,009
Bombardier, Inc. Class B (b)	3,362	5,143
Brookfield Asset Management, Inc. Class A	2,527	91,803
CAE, Inc.	784	11,945
Cameco Corp.	15,012	165,693
Canadian Imperial Bank of Commerce	833	71,623
Canadian National Railway Co.	2,316	170,463
Canadian Pacific Railway, Ltd.	327	47,898
Canadian Tire Corp., Ltd. Class A	260	30,799
CCL Industries, Inc. Class B	285	62,003

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CGI Group, Inc. Class A (b)	524	$25,036
Constellation Software, Inc.	55	26,950
Dollarama, Inc.	260	21,486
Eldorado Gold Corp.	5,044	17,209
Enbridge, Inc. (c)	7,543	315,091
Enbridge, Inc. (c)	4,681	195,853
Fairfax Financial Holdings, Ltd.	32	14,521
Finning International, Inc.	916	17,061
First Quantum Minerals, Ltd.	5,398	57,192
Franco-Nevada Corp.	1,423	92,957
Goldcorp, Inc.	4,110	59,786
Great-West Lifeco, Inc.	524	14,479
Hydro One, Ltd. (d)	7,950	144,556
Inter Pipeline, Ltd.	12,079	253,870
Keyera Corp.	2,994	87,576
Kinross Gold Corp. (b)	4,060	14,278
Loblaw Cos., Ltd.	825	44,638
Magna International, Inc.	782	33,651
Manulife Financial Corp.	7,008	123,960
National Bank of Canada	524	21,940
Open Text Corp.	520	17,624
Pembina Pipeline Corp.	8,712	275,277
Power Corp. of Canada	1,048	24,549
PrairieSky Royalty, Ltd.	11,777	247,788
Restaurant Brands International, Inc.	760	42,216
Rogers Communications, Inc. Class B	1,163	51,276
Royal Bank of Canada	4,572	332,157
Saputo, Inc.	524	18,030
Shaw Communications, Inc. Class B	1,308	27,040
Silver Wheaton Corp.	4,603	95,639
SNC-Lavalin Group, Inc.	798	31,222
Sun Life Financial, Inc.	1,687	61,426
Toronto-Dominion Bank	5,617	280,545
TransCanada Corp.	6,042	278,032
Veresen, Inc.	11,578	127,617
Vermilion Energy, Inc.	1,790	66,935
Waste Connectins, Inc.	451	39,787
Yamana Gold, Inc.	2,638	7,259

		4,949,195

CHILE — 0.3%
Aguas Andinas SA Class A	177,617	103,203
Antofagasta PLC	14,157	147,728
Cencosud SA	9,166	28,072
Cia Cervecerias Unidas SA	614	7,714
SACI Falabella	3,062	25,666
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	936	32,006

		344,389

CHINA — 2.7%
AAC Technologies Holdings, Inc.	2,500	29,257
Agricultural Bank of China, Ltd. Class H	98,000	45,144
Alibaba Group Holding, Ltd. ADR (b)	3,785	408,137
ANTA Sports Products, Ltd.	3,000	8,300
Baidu, Inc. ADR (b)	913	157,511
Bank of China, Ltd. Class H	291,000	144,536
Bank of Communications Co., Ltd. Class H	45,000	34,974
Beijing Capital International Airport Co., Ltd. Class H	22,000	26,327

Beijing Enterprises Water Group, Ltd. (b)	68,000	50,399
Belle International Holdings, Ltd.	17,000	11,047
Brilliance China Automotive Holdings, Ltd.	22,000	36,801
Byd Co., Ltd. Class H (b)	2,000	11,092
CGN Power Co., Ltd. Class H (d)	335,000	103,455
China Cinda Asset Management Co., Ltd. Class H	54,000	20,984
China CITIC Bank Corp., Ltd. Class H	29,000	19,218
China Communications Construction Co., Ltd. Class H	2,000	2,821
China Conch Venture Holdings, Ltd.	7,500	14,727
China Construction Bank Corp. Class H	292,000	234,832
China Everbright Bank Co., Ltd. Class H	17,000	8,312
China Galaxy Securities Co., Ltd. Class H	14,500	13,378
China Life Insurance Co., Ltd. Class H	34,000	104,343
China Merchants Bank Co., Ltd. Class H	15,000	39,664
China Merchants Port Holdings Co., Ltd.	16,220	47,482
China Minsheng Banking Corp., Ltd. Class H	15,500	16,554
China Mobile, Ltd.	19,500	213,405
China Oilfield Services, Ltd. Class H	34,000	32,637
China Overseas Land & Investment, Ltd.	12,000	34,279
China Pacific Insurance Group Co., Ltd. Class H	6,800	24,543
China Railway Group, Ltd. Class H	16,000	14,309
China Resources Gas Group, Ltd.	4,000	14,154
China Resources Land, Ltd.	8,000	21,617
China State Construction International Holdings, Ltd	8,000	14,309
China Taiping Insurance Holdings Co., Ltd. (b)	6,000	14,530
China Telecom Corp., Ltd. Class H	68,000	33,162
China Unicom Hong Kong, Ltd.	22,000	29,441
China Vanke Co., Ltd. Class H	6,696	18,094
Chongqing Changan Automobile Co., Ltd. Class B	2,400	3,335
CITIC Securities Co., Ltd. Class H	8,500	17,500
CITIC, Ltd.	3,000	4,277
COSCO SHIPPING Ports, Ltd.	12,689	14,009
Country Garden Holdings Co., Ltd.	17,000	15,290
CRRC Corp., Ltd. Class H	19,000	18,458
Ctrip.com International, Ltd. ADR (b)	1,163	57,161
Dongfeng Motor Group Co., Ltd. Class H	12,000	13,480
Geely Automobile Holdings, Ltd.	25,000	38,281
GF Securities Co., Ltd. Class H	6,000	12,569
Great Wall Motor Co., Ltd. Class H	25,500	29,039
Guangdong Investment, Ltd.	58,000	82,692
Guangzhou Automobile Group Co., Ltd. Class H	12,000	19,209
Haitian International Holdings, Ltd.	4,000	9,306
Haitong Securities Co., Ltd. Class H	13,200	22,318
Hengan International Group Co., Ltd.	2,000	14,875
Huaneng Renewables Corp., Ltd. Class H	114,000	39,460
Huatai Securities Co., Ltd. Class H (d)	6,500	12,646
Industrial & Commercial Bank of China, Ltd. Class H	266,000	173,876
JD.com, Inc. ADR (b)	2,405	74,820
Jiangsu Expressway Co., Ltd. Class H	24,000	34,464
Lenovo Group, Ltd.	34,000	22,400

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

NetEase, Inc. ADR	271	$76,964
New Oriental Education & Technology Group, Inc. ADR (b)	405	24,454
PICC Property & Casualty Co., Ltd. Class H	12,000	18,498
Ping An Insurance Group Co. of China, Ltd. Class H	17,000	95,155
Shanghai Electric Group Co., Ltd. Class H (b)	44,000	21,798
SINA Corp. (b)	164	11,828
Sinopec Engineering Group Co., Ltd. Class H	8,500	8,728
Sinopharm Group Co., Ltd. Class H	800	3,711
Sinotrans, Ltd. Class H	40,000	18,684
Sunny Optical Technology Group Co., Ltd.	1,000	7,309
TAL Education Group ADR (b)	171	18,223
Tencent Holdings, Ltd.	18,784	538,516
Vipshop Holdings, Ltd. ADR (b)	1,407	18,769
Want Want China Holdings, Ltd.	17,000	11,769
Yangzijiang Shipbuilding Holdings, Ltd.	34,000	27,496
Zhejiang Expressway Co., Ltd. Class H	24,000	31,376
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,000	10,629

		3,727,147

COLOMBIA — 0.2%
Bancolombia SA Preference Shares	4,455	44,182
Grupo Aval Acciones y Valores SA Preference Shares	34,988	14,146
Grupo de Inversiones Suramericana SA	3,539	47,792
Grupo de Inversiones Suramericana SA Preference Shares	2,263	29,872
Interconexion Electrica SA ESP	26,273	105,315

		241,307

CZECH REPUBLIC — 0.0% (a)
Komercni banka A/S	477	17,746

DENMARK — 0.5%
Carlsberg A/S Class B	324	30,011
Chr Hansen Holding A/S	1,094	70,429
Coloplast A/S Class B	374	29,289
Danske Bank A/S	2,349	80,240
Genmab A/S (b)	153	29,554
ISS A/S	513	19,457
Novo Nordisk A/S Class B	6,954	239,543
Novozymes A/S Class B	1,759	69,927
Pandora A/S	425	47,190
TDC A/S	3,362	17,388
Vestas Wind Systems A/S	884	72,091

		705,119

FINLAND — 0.3%
Kone Oyj Class B	1,747	76,907
Metso Oyj	561	17,028
Neste Oyj	2,627	102,723
Nokia Oyj (c)	24,332	130,913
Nokian Renkaat Oyj	493	20,638
Sampo Oyj Class A	1,689	80,316
Wartsila Oyj Abp	723	38,780

		467,305

FRANCE — 3.1%
Aeroports de Paris	579	71,742
Airbus SE	2,401	183,175
Alstom SA (b)	642	19,236
Atos SE	332	41,173
AXA SA	9,199	238,640
BNP Paribas SA	4,343	289,991
Bollore SA (c)	19,922	77,432
Bollore SA (b) (c)	85	324
Bureau Veritas SA	867	18,337
Cap Gemini SA	527	48,790
Christian Dior SE	221	51,481
CNP Assurances	1,747	35,651
Credit Agricole SA	7,939	107,838
Danone SA	2,392	163,121
Dassault Systemes SE	291	25,254
Edenred	1,794	42,501
Essilor International SA	744	90,635
Eutelsat Communications SA	1,018	22,789
Fonciere Des Regions	72	6,030
Gecina SA REIT	170	23,128
Groupe Eurotunnel SE	3,096	31,232
Hermes International	89	42,274
Iliad SA	68	15,248
Ingenico Group SA	191	18,071
Kering	293	75,978
Klepierre REIT	883	34,433
L’Oreal SA	1,122	216,186
Lagardere SCA	340	10,040
Legrand SA	1,018	61,539
LVMH Moet Hennessy Louis Vuitton SE	1,003	220,827
Natixis SA	5,902	36,461
Orange SA	8,254	128,581
Pernod Ricard SA	970	115,055
Peugeot SA (b)	2,778	56,082
Publicis Groupe SA	713	49,957
Remy Cointreau SA	155	15,214
Renault SA	918	79,952
Rexel SA	2,366	43,070
Safran SA	1,343	100,591
Sanofi	4,287	387,996
Schneider Electric SE	2,622	192,463
SCOR SE	776	29,406
SFR Group SA (b)	558	17,600
Societe BIC SA	102	12,742
Societe Generale SA	3,345	170,117
Sodexo SA	358	42,215
Thales SA	437	42,374
Unibail-Rodamco SE	391	91,626
Valeo SA	673	44,938
Vinci SA	1,647	130,883
Vivendi SA	5,191	101,186
Zodiac Aerospace	1,112	27,890

		4,199,495

GERMANY — 3.0%
adidas AG	708	135,016
Allianz SE	1,965	364,954
BASF SE	2,355	234,046
Bayer AG	2,484	287,063

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Bayerische Motoren Werke AG	1,636	$149,624
Bayerische Motoren Werke AG Preference Shares	446	35,213
Beiersdorf AG	337	31,982
Brenntag AG	850	47,774
Commerzbank AG	6,619	60,019
Continental AG	272	59,783
Daimler AG	4,184	309,670
Deutsche Bank AG (b)	6,119	105,695
Deutsche Boerse AG (b)	607	55,774
Deutsche Post AG	2,078	71,354
Deutsche Telekom AG	10,780	189,376
Deutsche Wohnen AG	1,265	41,760
Fraport AG Frankfurt Airport Services Worldwide	476	33,769
Fresenius Medical Care AG & Co. KGaA	628	53,096
Fresenius SE & Co. KGaA	1,467	118,195
GEA Group AG	595	25,353
Hannover Rueck SE	219	25,332
Henkel AG & Co. KGaA	474	52,801
Henkel AG & Co. KGaA Preference Shares	717	92,101
HUGO BOSS AG	279	20,414
Infineon Technologies AG	3,506	71,791
Merck KGaA	510	58,256
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	747	146,528
ProSiebenSat.1 Media SE	645	28,633
SAP SE	3,509	345,205
Siemens AG	3,092	424,625
Symrise AG	1,418	94,546
Telefonica Deutschland Holding AG	10,156	50,510
Volkswagen AG Preference Shares	733	107,092
Vonovia SE	1,974	69,736
Zalando SE (b)(d)	319	12,939

		4,010,025

GREECE — 0.0% (a)
Alpha Bank AE (b)	2,943	5,288
Eurobank Ergasias SA (b)	259	159
FF Group (b)	208	3,993
Hellenic Telecommunications Organization SA	601	5,657
JUMBO SA	536	8,473
National Bank of Greece SA (b)	238	62
OPAP SA	1,717	16,050
Piraeus Bank SA (b)	45	8

		39,690

HONG KONG — 1.2%
AIA Group, Ltd.	38,000	239,593
BOC Hong Kong Holdings, Ltd.	8,500	34,726
Cheung Kong Infrastructure Holdings, Ltd.	8,000	62,794
Cheung Kong Property Holdings, Ltd.	9,459	63,717
China Gas Holdings, Ltd.	8,000	12,888
CK Hutchison Holdings, Ltd.	11,000	135,315
Galaxy Entertainment Group, Ltd.	11,000	60,227
GCL-Poly Energy Holdings, Ltd. (b)	34,000	4,506
Hanergy Thin Film Power Group, Ltd. (b) (e)	24,000	—
Hang Lung Properties, Ltd.	11,000	28,592

Henderson Land Development Co., Ltd.	3,300	20,446
Hong Kong & China Gas Co., Ltd.	103,200	206,360
Hong Kong Exchanges & Clearing, Ltd.	3,493	87,915
Hongkong Land Holdings, Ltd.	3,800	29,222
Jardine Matheson Holdings, Ltd.	400	25,700
Li & Fung, Ltd.	34,000	14,744
Link REIT	7,000	49,045
Melco Crown Entertainment, Ltd. ADR	709	13,145
MTR Corp., Ltd.	7,880	44,259
New World Development Co., Ltd.	36,796	45,264
Power Assets Holdings, Ltd.	16,500	142,251
Sands China, Ltd.	11,200	51,882
Sino Land Co., Ltd.	6,000	10,515
Sun Art Retail Group, Ltd.	8,500	7,963
Sun Hung Kai Properties, Ltd.	6,000	88,168
Swire Properties, Ltd.	6,800	21,787
Wharf Holdings, Ltd.	5,000	42,913
Wheelock & Co., Ltd.	4,000	31,628

		1,575,565

INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd.	8,782	45,929
Asian Paints, Ltd.	3,802	62,854
Axis Bank, Ltd.	4,683	35,396
Bharat Petroleum Corp., Ltd.	14,979	149,905
Bharti Airtel, Ltd.	4,501	24,264
Bharti Infratel, Ltd.	3,012	15,117
Cairn India, Ltd.	23,337	109,920
Eicher Motors, Ltd.	52	20,491
HCL Technologies, Ltd.	1,974	26,592
Hindustan Petroleum Corp., Ltd.	15,399	124,655
Hindustan Unilever, Ltd.	1,669	23,434
Housing Development Finance Corp., Ltd.	3,585	82,930
ICICI Bank, Ltd. ADR	1,878	16,151
Infosys, Ltd. ADR	6,614	104,501
ITC, Ltd.	12,822	55,348
Larsen & Toubro, Ltd. GDR	1,332	32,234
Lupin, Ltd.	329	7,322
Mahindra & Mahindra, Ltd. GDR	1,119	22,268
Maruti Suzuki India, Ltd.	421	39,002
Power Finance Corp., Ltd.	4,887	10,980
Reliance Industries, Ltd.	3,014	61,310
State Bank of India GDR	620	27,683
Sun Pharmaceutical Industries, Ltd.	2,792	29,588
Tata Consultancy Services, Ltd.	1,849	69,245
Tata Motors, Ltd.	2,808	20,145
Tata Motors, Ltd. ADR	830	29,590
Tata Motors, Ltd. Class A	2,474	10,750
Wipro, Ltd. ADR	1,602	16,388

		1,273,992

INDONESIA — 0.3%
Astra International Tbk PT	91,800	59,418
Bank Central Asia Tbk PT	13,700	17,015
Bank Mandiri Persero Tbk PT	34,000	29,852
Bank Rakyat Indonesia Persero Tbk PT	34,000	33,106
Charoen Pokphand Indonesia Tbk PT	25,500	6,124
Gudang Garam Tbk PT	4,700	23,111
Hanjaya Mandala Sampoerna Tbk PT	81,700	23,911
Indofood CBP Sukses Makmur Tbk PT	15,600	9,541

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Jasa Marga Persero Tbk PT	35,750	$12,395
Perusahaan Gas Negara Persero Tbk	252,300	47,902
Telekomunikasi Indonesia Persero Tbk PT	204,400	63,350
Unilever Indonesia Tbk PT	8,500	27,636

		353,361

IRELAND — 0.2%
Bank of Ireland (b)	72,763	18,289
Experian PLC	4,417	89,918
Kerry Group PLC Class A	493	38,861
XL Group, Ltd.	1,687	67,244

		214,312

ISRAEL — 0.2%
Bank Leumi Le-Israel BM (b)	2,181	9,612
Bezeq The Israeli Telecommunication Corp., Ltd	5,345	9,584
Check Point Software Technologies, Ltd. (b)	528	54,205
Elbit Systems, Ltd.	88	10,050
Frutarom Industries, Ltd.	654	36,478
Teva Pharmaceutical Industries, Ltd.	3,531	115,836

		235,765

ITALY — 0.6%
Assicurazioni Generali SpA	6,478	103,235
Atlantia SpA	3,522	91,160
Ferrari NV	395	29,468
Intesa Sanpaolo SpA	53,695	146,216
Leonardo SpA (b)	1,722	24,477
Luxottica Group SpA	842	46,604
Mediobanca SpA	2,469	22,314
Snam SpA	24,555	106,469
Telecom Italia RSP/Milano	53,590	39,205
Telecom Italia SpA/Milano (b)	27,696	24,972
Terna Rete Elettrica Nazionale SpA	6,532	32,486
UniCredit SpA	9,660	149,295
UnipolSai Assicurazioni SpA	12,011	26,566

		842,467

JAPAN — 7.5%
Aeon Co., Ltd.	2,900	42,291
Aisin Seiki Co., Ltd.	300	14,727
Alfresa Holdings Corp.	600	10,387
Alps Electric Co., Ltd.	500	14,157
Amada Holdings Co., Ltd.	1,700	19,391
Asahi Group Holdings, Ltd.	1,700	64,198
Asics Corp.	400	6,418
Astellas Pharma, Inc.	7,000	92,094
Bandai Namco Holdings, Inc.	400	11,954
Bank of Kyoto, Ltd.	1,000	7,278
Bridgestone Corp.	1,600	64,658
Brother Industries, Ltd.	500	10,433
Canon, Inc.	4,800	149,518
Casio Computer Co., Ltd.	1,100	15,291
Central Japan Railway Co.	700	113,955
Chiba Bank, Ltd.	3,000	19,250
Chugai Pharmaceutical Co., Ltd.	600	20,596
Chugoku Bank, Ltd.	500	7,269
Concordia Financial Group, Ltd.	5,600	25,902
Credit Saison Co., Ltd.	500	8,911

Dai-ichi Life Holdings, Inc.	4,900	87,794
Daiichi Sankyo Co., Ltd.	1,700	38,247
Daikin Industries, Ltd.	800	80,302
Daito Trust Construction Co., Ltd.	200	27,452
Daiwa House Industry Co., Ltd.	2,000	57,363
Daiwa Securities Group, Inc.	11,000	66,920
DeNA Co., Ltd.	200	4,055
Denso Corp.	2,000	87,894
Dentsu, Inc.	1,200	65,045
East Japan Railway Co.	1,500	130,494
Eisai Co., Ltd.	1,100	56,900
FANUC Corp.	700	143,355
Fast Retailing Co., Ltd.	200	62,676
Fuji Heavy Industries, Ltd.	2,800	102,597
FUJIFILM Holdings Corp.	1,400	54,628
Fujitsu, Ltd.	5,000	30,553
Fukuoka Financial Group, Inc.	3,000	12,977
Hachijuni Bank, Ltd.	3,100	17,499
Hankyu Hanshin Holdings, Inc.	600	19,492
Hino Motors, Ltd.	1,700	20,550
Hirose Electric Co., Ltd.	100	13,820
Hiroshima Bank, Ltd.	2,000	8,490
Hitachi Chemical Co., Ltd.	400	11,056
Hitachi Construction Machinery Co., Ltd.	400	9,961
Hitachi Metals, Ltd.	3,700	51,866
Hitachi, Ltd.	14,000	75,698
Honda Motor Co., Ltd	5,600	168,407
Hoshizaki Corp.	200	15,723
Hoya Corp.	1,400	67,292
IHI Corp. (b)	5,000	15,750
Iida Group Holdings Co., Ltd.	600	9,197
Isetan Mitsukoshi Holdings, Ltd.	1,900	20,836
Isuzu Motors, Ltd.	3,100	40,965
ITOCHU Corp.	8,000	113,434
Japan Airport Terminal Co., Ltd.	300	10,406
Japan Exchange Group, Inc.	1,600	22,759
Japan Post Bank Co., Ltd.	3,700	45,856
Japan Post Holdings Co., Ltd.	4,532	56,818
Japan Real Estate Investment Corp. REIT	3	15,884
Japan Retail Fund Investment Corp. REIT	4	7,840
Japan Tobacco, Inc.	4,500	146,110
JGC Corp.	500	8,683
Kajima Corp.	2,000	13,031
Kamigumi Co., Ltd.	2,000	17,266
Kansai Paint Co., Ltd.	2,800	59,377
Kao Corp.	1,700	93,124
Kawasaki Heavy Industries, Ltd.	5,000	15,166
KDDI Corp.	6,600	173,070
Keikyu Corp.	2,000	21,933
Keio Corp.	2,000	15,831
Keisei Electric Railway Co., Ltd.	1,000	23,180
Keyence Corp.	400	160,029
Kikkoman Corp.	1,000	29,839
Kintetsu Group Holdings Co., Ltd.	2,000	7,197
Kirin Holdings Co., Ltd.	1,700	32,046
Koito Manufacturing Co., Ltd.	300	15,588
Komatsu, Ltd.	3,900	101,551
Konami Holdings Corp.	300	12,721
Kubota Corp.	4,500	67,482
Kyocera Corp.	1,300	72,356

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Lawson, Inc.	400	$27,102
Lion Corp.	1,000	17,966
LIXIL Group Corp.	400	10,141
M3, Inc.	500	12,398
Mabuchi Motor Co., Ltd.	200	11,254
Makita Corp.	800	28,000
Marubeni Corp.	13,900	85,511
Marui Group Co., Ltd.	500	6,789
Maruichi Steel Tube, Ltd.	400	11,361
Mazda Motor Corp.	1,700	24,456
Mebuki Financial Group, Inc.	6,200	24,760
Medipal Holdings Corp.	1,300	20,370
MEIJI Holdings Co., Ltd.	300	24,957
MISUMI Group, Inc.	1,200	21,667
Mitsubishi Corp.	5,600	120,890
Mitsubishi Electric Corp.	7,400	106,056
Mitsubishi Estate Co., Ltd.	5,000	91,089
Mitsubishi Heavy Industries, Ltd.	17,000	68,134
Mitsubishi Logistics Corp.	1,000	13,766
Mitsubishi Motors Corp.	1,700	10,206
Mitsubishi Tanabe Pharma Corp.	500	10,401
Mitsubishi UFJ Financial Group, Inc.	49,400	310,196
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,600	17,931
Mitsui & Co., Ltd.	8,800	127,345
Mitsui Fudosan Co., Ltd.	3,000	63,915
Mizuho Financial Group, Inc.	101,800	186,370
MS&AD Insurance Group Holdings, Inc.	2,200	69,891
Murata Manufacturing Co., Ltd	700	99,475
Nabtesco Corp.	400	10,590
Nagoya Railroad Co., Ltd.	2,000	8,992
NEC Corp.	6,000	14,431
Nexon Co., Ltd.	600	9,525
NGK Spark Plug Co., Ltd.	600	13,698
Nidec Corp.	1,100	104,590
Nikon Corp.	100	1,448
Nintendo Co., Ltd.	400	92,740
Nippon Building Fund, Inc. REIT	3	16,396
Nippon Paint Holdings Co., Ltd.	1,600	55,640
Nippon Telegraph & Telephone Corp.	2,300	98,085
Nissan Chemical Industries, Ltd.	1,100	31,984
Nissan Motor Co., Ltd.	10,200	98,265
Nitori Holdings Co., Ltd.	200	25,254
Nitto Denko Corp.	1,100	84,916
Nomura Holdings, Inc.	17,000	105,558
Nomura Real Estate Master Fund, Inc.	13	20,160
Nomura Research Institute, Ltd.	300	11,038
NTT Data Corp.	300	14,215
NTT DOCOMO, Inc.	5,300	123,308
Obayashi Corp.	2,100	19,619
Odakyu Electric Railway Co., Ltd.	1,400	27,213
Olympus Corp.	1,200	46,092
Omron Corp.	500	21,920
Ono Pharmaceutical Co., Ltd.	1,400	28,954
Oriental Land Co., Ltd.	1,100	63,011
ORIX Corp.	4,800	70,968
Otsuka Holdings Co., Ltd.	1,400	63,096
Panasonic Corp.	6,800	76,769
Rakuten, Inc.	3,400	34,021
Recruit Holdings Co., Ltd.	1,500	76,461
Resona Holdings, Inc.	11,900	63,852

Ricoh Co., Ltd.	1,200	9,864
Ryohin Keikaku Co., Ltd.	100	21,888
Santen Pharmaceutical Co., Ltd.	1,200	17,360
SBI Holdings, Inc.	1,700	23,678
Secom Co., Ltd.	1,200	85,819
Sekisui House, Ltd.	3,400	55,868
Seven & i Holdings Co., Ltd.	2,300	90,035
Shimano, Inc.	200	29,166
Shimizu Corp.	2,000	17,913
Shin-Etsu Chemical Co., Ltd.	1,700	147,131
Shinsei Bank, Ltd.	6,000	11,038
Shionogi & Co., Ltd.	1,200	61,901
Shiseido Co., Ltd.	1,700	44,701
Shizuoka Bank, Ltd.	2,000	16,261
SMC Corp.	300	88,630
SoftBank Group Corp.	3,400	239,889
Sohgo Security Services Co., Ltd.	200	7,458
Sompo Holdings, Inc.	1,700	62,230
Sony Corp.	4,700	158,846
Sony Financial Holdings, Inc.	1,200	19,266
Start Today Co., Ltd.	500	11,052
Sumitomo Corp.	8,800	118,263
Sumitomo Electric Industries, Ltd.	400	6,627
Sumitomo Heavy Industries, Ltd.	4,000	27,856
Sumitomo Metal Mining Co., Ltd.	5,000	71,054
Sumitomo Mitsui Financial Group, Inc.	5,500	199,654
Sumitomo Mitsui Trust Holdings, Inc.	1,700	58,889
Sumitomo Realty & Development Co., Ltd.	1,000	25,900
Suntory Beverage & Food, Ltd.	700	29,462
Suzuki Motor Corp.	1,700	70,514
Sysmex Corp.	500	30,288
T&D Holdings, Inc.	3,400	49,308
Taisei Corp.	3,000	21,834
Takeda Pharmaceutical Co., Ltd.	3,000	140,779
Terumo Corp.	1,100	38,154
Toho Gas Co., Ltd.	13,000	91,815
Tokio Marine Holdings, Inc.	3,000	126,429
Tokyo Electron, Ltd.	500	54,541
Tokyu Corp.	7,000	49,502
Tokyu Fudosan Holdings Corp.	1,700	9,215
Toshiba Corp. (b)	12,000	25,997
TOTO, Ltd.	300	11,321
Toyota Industries Corp.	1,200	59,553
Toyota Motor Corp.	9,800	531,379
Toyota Tsusho Corp.	1,700	51,413
Trend Micro, Inc.	200	8,885
Tsuruha Holdings, Inc.	100	9,243
Unicharm Corp.	1,700	40,696
West Japan Railway Co.	200	12,996
Yahoo! Japan Corp.	5,100	23,525
Yakult Honsha Co., Ltd.	300	16,638
Yamaha Corp.	300	8,252
Yamaha Motor Co., Ltd.	600	14,436
Yamato Holdings Co., Ltd.	1,100	23,026
Yaskawa Electric Corp.	500	10,024

		10,195,777

JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	700	17,340

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.1%
Millicom International Cellular SA SDR	188	$10,522
RTL Group SA (b)	170	13,728
SES SA	1,540	35,915
Tenaris SA	1,148	19,731

		79,896

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	6,800	14,175
Wynn Macau, Ltd.	6,800	13,842

		28,017

MALAYSIA — 0.3%
British American Tobacco Malaysia Bhd	900	9,274
CIMB Group Holdings Bhd	4,315	5,431
Gamuda Bhd	3,000	3,512
Genting Bhd	15,300	33,155
Genting Malaysia Bhd	8,900	10,960
IJM Corp. Bhd	15,600	11,985
IOI Properties Group Bhd	11,812	5,525
Malayan Banking Bhd	7,110	14,331
Petronas Chemicals Group Bhd	18,700	32,536
Petronas Dagangan Bhd	13,500	73,212
Petronas Gas Bhd	26,700	119,216
PPB Group Bhd	900	3,404
Sapura Energy Bhd (b)	67,200	27,636
Westports Holdings Bhd	14,962	13,693

		363,870

MEXICO — 0.4%
America Movil SAB de CV Series L	96,972	68,375
Coca-Cola Femsa SAB de CV Series L	1,687	12,046
Fibra Uno Administracion SA de CV REIT	7,096	12,086
Fomento Economico Mexicano SAB de CV	6,730	59,331
Fresnillo PLC	1,965	38,233
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,687	16,313
Grupo Aeroportuario del Sureste SAB de CV Class B	1,704	29,409
Grupo Financiero Banorte SAB de CV Series O	3,062	17,503
Grupo Mexico SAB de CV Series B	51,843	154,917
Grupo Televisa SAB Series CPO	6,730	34,647
OHL Mexico SAB de CV	14,664	20,586
Promotora y Operadora de Infraestructura SAB de CV (b)	1,964	21,102
Wal-Mart de Mexico SAB de CV	23,537	53,937

		538,485

NETHERLANDS — 1.3%
ABN AMRO Group NV (d)	833	20,269
Aegon NV	10,277	52,442
AerCap Holdings NV (b)	882	40,546
Altice NV Class A (b)	1,214	27,533
Altice NV Class B (b)	646	14,648
ASML Holding NV	1,309	174,165
Gemalto NV	238	13,333
Heineken NV	647	55,221
ING Groep NV	14,609	221,407
Koninklijke Ahold Delhaize NV	3,336	71,574

Koninklijke KPN NV	10,916	32,959
Koninklijke Philips NV	4,140	133,414
Koninklijke Vopak NV	4,383	191,615
NN Group NV	1,606	52,364
NXP Semiconductors NV (b)	1,038	107,433
Randstad Holding NV	782	45,249
Royal Dutch Shell PLC Class A	10,378	272,002
Royal Dutch Shell PLC Class B	2,947	80,501
Steinhoff International Holdings NV	15,597	74,642
Wolters Kluwer NV	1,018	42,425

		1,723,742

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	2,201	10,401
Meridian Energy, Ltd.	39,647	77,603

		88,004

NORWAY — 0.2%
DNB ASA	4,427	70,150
Gjensidige Forsikring ASA	680	10,356
Marine Harvest ASA (b)	3,034	46,240
Orkla ASA	6,486	58,072
Schibsted ASA Class A	758	19,504
Schibsted ASA Class B	877	20,064
Telenor ASA	3,914	65,120

		289,506

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	260	3,130
Southern Copper Corp.	4,584	164,520

		167,650

PHILIPPINES — 0.1%
Aboitiz Power Corp.	76,500	63,655
Energy Development Corp.	64,500	7,739
International Container Terminal Services, Inc.	3,400	6,092
JG Summit Holdings, Inc.	6,710	10,879
PLDT, Inc.	425	13,942
SM Investments Corp.	700	9,724
SM Prime Holdings, Inc.	32,300	18,218
Universal Robina Corp.	2,040	6,647

		136,896

POLAND — 0.1%
Bank Pekao SA	1,113	37,110
Bank Zachodni WBK SA	136	11,757
CCC SA	182	10,933
Cyfrowy Polsat SA (b)	1,224	7,476
LPP SA	12	20,580
mBank SA (b)	68	6,410
Powszechna Kasa Oszczednosci Bank Polski SA (b)	4,444	35,961
Powszechny Zaklad Ubezpieczen SA	3,655	32,104

		162,331

PORTUGAL — 0.0% (a)
Jeronimo Martins SGPS SA	1,015	18,205

QATAR — 0.1%
Industries Qatar QSC	1,118	33,868
Qatar Gas Transport Co., Ltd.	18,269	106,620

		140,488

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ROMANIA — 0.0% (a)
New Europe Property Investments PLC	1,388	$14,409

RUSSIA — 0.4%
Magnit PJSC GDR	1,985	75,827
Mobile TeleSystems PJSC ADR	5,044	55,635
Moscow Exchange MICEX-RTS PJSC (b)	20,497	40,909
PhosAgro PJSC GDR	2,591	37,829
Rostelecom PJSC ADR	5,668	46,364
Sberbank of Russia PJSC ADR	15,807	182,413
VTB Bank PJSC GDR	20,690	47,359

		486,336

SINGAPORE — 0.6%
Ascendas REIT	2,207	3,980
Broadcom, Ltd.	1,424	311,799
City Developments, Ltd.	1,832	13,373
DBS Group Holdings, Ltd.	6,455	89,621
Genting Singapore PLC	34,000	24,819
Global Logistic Properties, Ltd.	17,000	33,822
Hutchison Port Holdings Trust	78,000	32,370
Oversea-Chinese Banking Corp., Ltd.	9,708	67,532
SATS, Ltd.	6,200	21,653
Singapore Technologies Engineering, Ltd.	9,000	24,025
Singapore Telecommunications, Ltd.	44,429	124,642
United Overseas Bank, Ltd.	4,572	72,344
UOL Group, Ltd.	2,827	14,102
Wilmar International, Ltd.	10,100	25,516

		859,598

SOUTH AFRICA — 0.7%
Aspen Pharmacare Holdings, Ltd.	1,579	32,351
Barclays Africa Group, Ltd.	1,105	11,497
Bid Corp., Ltd.	1,657	32,093
Brait SE (b)	4,031	23,509
Discovery, Ltd.	1,173	11,260
FirstRand, Ltd.	17,502	60,512
Fortress Income Fund, Ltd. Class A	22,317	27,945
Foschini Group, Ltd.	969	11,164
Growthpoint Properties, Ltd. REIT	19,726	38,102
Hyprop Investments, Ltd.	2,053	18,787
Investec PLC	2,384	16,217
Investec, Ltd.	1,825	12,448
Mediclinic International PLC	1,509	13,435
Mr. Price Group, Ltd.	408	4,865
MTN Group, Ltd.	6,994	63,635
Naspers, Ltd. Class N	1,647	284,352
Nedbank Group, Ltd.	1,241	22,351
Redefine Properties, Ltd. REIT	50,505	41,470
Resilient REIT, Ltd.	1,877	16,314
RMB Holdings, Ltd.	6,790	29,659
Sanlam, Ltd.	5,566	27,965
Shoprite Holdings, Ltd.	2,468	35,634
SPAR Group, Ltd.	1,590	20,664
Standard Bank Group, Ltd.	5,561	59,617
Truworths International, Ltd.	1,673	10,806
Vodacom Group, Ltd.	2,418	27,410
Woolworths Holdings, Ltd.	453	2,362

		956,424

SOUTH KOREA — 1.4%
Amorepacific Corp.	147	36,872

Amorepacific Corp. Preference Shares	52	7,765
AMOREPACIFIC Group	130	13,892
BNK Financial Group, Inc.	476	3,907
Celltrion, Inc.	287	23,123
Coway Co., Ltd.	130	11,183
Daelim Industrial Co., Ltd.	234	16,928
Daewoo Engineering & Construction Co., Ltd. (b)	1,027	6,658
Dongbu Insurance Co., Ltd.	130	7,440
GS Engineering & Construction Corp. (b)	247	6,781
Hana Financial Group, Inc.	1,343	44,374
Hanwha Corp.	371	11,910
Hanwha Life Insurance Co., Ltd.	897	4,845
Hyundai Development Co-Engineering & Construction	260	9,451
Hyundai Engineering & Construction Co., Ltd.	338	14,961
Hyundai Glovis Co., Ltd.	172	22,609
Hyundai Heavy Industries Co., Ltd. (b)	115	16,968
Hyundai Mobis Co., Ltd.	285	61,292
Hyundai Motor Co.	373	52,533
Hyundai Motor Co. Preference Shares (c)	313	28,969
Hyundai Motor Co. Preference Shares (c)	156	13,852
Industrial Bank of Korea	897	9,786
Kakao Corp.	52	3,864
Kangwon Land, Inc.	840	28,694
KB Financial Group, Inc.	1,534	67,214
KEPCO Plant Service & Engineering Co., Ltd.	174	9,709
Kia Motors Corp.	827	27,399
Korea Aerospace Industries, Ltd.	130	6,696
Korea Gas Corp. (b)	327	13,144
Korea Zinc Co., Ltd.	277	107,005
KT&G Corp.	574	50,045
LG Household & Health Care, Ltd.	34	24,657
Mirae Asset Daewoo Co., Ltd.	2,070	16,733
NAVER Corp.	102	77,984
NCSoft Corp.	52	14,182
Orion Corp.	13	7,789
S-1 Corp.	104	8,342
Samsung C&T Corp.	370	42,185
Samsung Card Co., Ltd.	156	5,468
Samsung Electronics Co., Ltd.	339	624,466
Samsung Electronics Co., Ltd. Preference Shares	69	98,906
Samsung Fire & Marine Insurance Co., Ltd.	119	28,518
Samsung Life Insurance Co., Ltd.	255	24,741
Samsung SDS Co., Ltd.	101	12,057
Samsung Securities Co., Ltd.	206	6,199
Shinhan Financial Group Co., Ltd.	1,687	70,298
SK Holdings Co., Ltd.	223	48,556
SK Hynix, Inc.	1,306	58,976
SK Telecom Co., Ltd.	65	14,647
Woori Bank	1,417	16,472

		1,941,045

SPAIN — 1.2%
Abertis Infraestructuras SA	4,419	71,368
Aena SA (d)	495	78,514

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Amadeus IT Group SA	1,224	$62,262
Banco Bilbao Vizcaya Argentaria SA	26,310	204,577
Banco de Sabadell SA	24,648	45,290
Banco Popular Espanol SA	28,820	28,050
Banco Santander SA	57,510	353,374
Bankia SA	26,782	30,535
CaixaBank SA	17,309	74,588
Enagas SA	4,150	108,081
Ferrovial SA	1,917	38,464
Industria de Diseno Textil SA	3,965	140,115
Mapfre SA	7,309	25,133
Red Electrica Corp. SA	8,344	160,638
Telefonica SA	17,344	194,499

		1,615,488

SWEDEN — 0.9%
Alfa Laval AB	1,343	25,436
Assa Abloy AB Class B	3,337	68,883
Atlas Copco AB Class A	2,483	87,964
Atlas Copco AB Class B	1,943	61,979
Autoliv, Inc.	272	27,815
Boliden AB	6,805	203,503
Hennes & Mauritz AB Class B	3,165	81,178
Hexagon AB Class B	731	29,475
Investor AB Class B	2,320	98,015
Kinnevik AB Class B	782	20,933
Nordea Bank AB	11,172	128,008
Sandvik AB	3,475	52,116
Skandinaviska Enskilda Banken AB Class A	3,318	37,051
Skanska AB Class B	485	11,462
SKF AB Class B	527	10,465
Svenska Handelsbanken AB Class A	3,874	53,327
Swedbank AB Class A	1,788	41,574
Telefonaktiebolaget LM Ericsson Class B	12,710	85,129
Telia Co. AB	11,749	49,466
Volvo AB Class B	6,926	102,630

		1,276,409

SWITZERLAND — 2.9%
ABB, Ltd. (b)	6,780	158,705
Actelion, Ltd. (b)	238	67,219
Adecco Group AG	782	55,586
Chocoladefabriken Lindt & Spruengli AG	3	17,024
Cie Financiere Richemont SA	1,873	148,201
Credit Suisse Group AG (b)	8,120	120,873
EMS-Chemie Holding AG	129	75,200
Geberit AG	85	36,668
Givaudan SA	74	133,369
Julius Baer Group, Ltd. (b)	493	24,627
Kuehne + Nagel International AG	238	33,645
Nestle SA	10,690	820,747
Novartis AG	7,702	572,100
Roche Holding AG	2,349	600,304
Schindler Holding AG	119	23,040
SGS SA	14	29,890
Sika AG	20	120,086
Swatch Group AG	133	47,662
Swiss Life Holding AG (b)	102	32,935
Swiss Re AG	1,215	109,186
Swisscom AG	51	23,545

Syngenta AG	421	185,947
TE Connectivity, Ltd.	1,406	104,817
UBS Group AG (b)	13,909	222,750
Wolseley PLC	1,098	68,924
Zurich Insurance Group AG (b)	561	149,869

		3,982,919

TAIWAN — 1.2%
Acer, Inc. (b)	35,000	16,610
Advanced Semiconductor Engineering, Inc.	13,406	17,121
Advantech Co., Ltd.	2,000	16,742
Asustek Computer, Inc.	4,000	39,548
Catcher Technology Co., Ltd.	3,000	29,661
Cathay Financial Holding Co., Ltd.	49,000	78,645
China Development Financial Holding Corp.	52,000	14,276
Chunghwa Telecom Co., Ltd.	17,000	57,708
CTBC Financial Holding Co., Ltd.	80,359	49,657
Delta Electronics, Inc.	6,000	32,133
E.Sun Financial Holding Co., Ltd.	15,447	9,393
Eclat Textile Co., Ltd.	1,000	10,019
Far EasTone Telecommunications Co., Ltd.	6,000	14,732
Formosa Plastics Corp.	23,000	68,600
Foxconn Technology Co., Ltd.	11,070	33,747
Fubon Financial Holding Co., Ltd.	34,000	55,467
Hiwin Technologies Corp.	2,000	12,557
Hon Hai Precision Industry Co., Ltd.	62,820	188,403
Hotai Motor Co., Ltd.	1,000	11,716
Inventec Corp.	13,000	9,747
MediaTek, Inc.	8,000	56,686
Mega Financial Holding Co., Ltd.	49,922	40,309
Micro-Star International Co., Ltd.	3,000	6,980
Novatek Microelectronics Corp.	4,000	15,490
Pegatron Corp.	5,000	14,798
Pou Chen Corp.	4,000	5,537
President Chain Store Corp.	3,000	24,718
Quanta Computer, Inc.	17,000	34,569
Shin Kong Financial Holding Co., Ltd. (b)	40,469	11,804
SinoPac Financial Holdings Co., Ltd.	29,154	9,099
Taiwan Fertilizer Co., Ltd.	37,000	51,215
Taiwan Mobile Co., Ltd.	12,000	44,097
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	523,227
Teco Electric and Machinery Co., Ltd.	13,000	13,217
Uni-President Enterprises Corp.	11,000	20,628
Yuanta Financial Holding Co., Ltd.	86,573	36,521

		1,675,377

THAILAND — 0.2%
Advanced Info Service PCL	3,400	17,761
Airports of Thailand PCL	34,000	38,836
Bangkok Bank PCL NVDR	1,000	5,282
Bangkok Expressway & Metro PCL NVDR	85,000	18,799
BTS Group Holdings PCL	106,500	26,189
CP ALL PCL	13,600	23,351
Energy Absolute PCL	76,500	61,779
Kasikornbank PCL	3,400	18,701
Kasikornbank PCL NVDR	400	2,200

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Siam Commercial Bank PCL	6,800	$32,256
Thai Oil PCL	10,700	23,510

		268,664

TURKEY — 0.1%
Akbank TAS	9,781	22,910
TAV Havalimanlari Holding A/S	1,020	4,059
Turkcell Iletisim Hizmetleri A/S (b)	102	335
Turkiye Garanti Bankasi A/S	9,554	23,245
Turkiye Halk Bankasi A/S	2,030	5,781
Turkiye Is Bankasi Class C	16,543	30,118

		86,448

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	3,990
DP World, Ltd.	644	13,846
Emaar Properties PJSC	15,328	30,464
Emirates Telecommunications Group Co. PJSC	6,597	32,419
First Gulf Bank PJSC	1,079	3,789

		84,508

UNITED KINGDOM — 5.7%
3i Group PLC	4,524	42,399
Aberdeen Asset Management PLC	4,118	13,630
Admiral Group PLC	459	11,416
Ashtead Group PLC	2,452	50,683
Associated British Foods PLC	1,020	33,238
AstraZeneca PLC	4,671	286,932
Auto Trader Group PLC (d)	3,126	15,335
Aviva PLC	19,301	128,398
Babcock International Group PLC	814	8,978
BAE Systems PLC	11,957	96,064
Barclays PLC	67,990	191,376
Barratt Developments PLC	5,176	35,371
Berkeley Group Holdings PLC	657	26,347
British American Tobacco PLC	7,282	482,606
British Land Co. PLC REIT	6,854	52,281
BT Group PLC	36,952	147,029
Bunzl PLC	1,557	45,169
Burberry Group PLC	1,873	40,378
Capita PLC	3,097	21,861
CNH Industrial NV	3,424	33,106
Cobham PLC	6,461	10,745
Coca-Cola European Partners PLC	833	31,396
Compass Group PLC	6,974	131,333
Croda International PLC	1,611	71,796
DCC PLC	353	31,009
Delphi Automotive PLC	952	76,626
Diageo PLC	9,565	273,119
Direct Line Insurance Group PLC	4,516	19,618
Dixons Carphone PLC	5,397	21,434
GlaxoSmithKline PLC	16,944	351,609
Hammerson PLC	6,021	42,990
Hargreaves Lansdown PLC	561	9,127
HSBC Holdings PLC	72,613	591,010
IMI PLC	2,014	30,045
Imperial Brands PLC	4,429	214,164
Inmarsat PLC	2,657	28,257
Intertek Group PLC	717	35,271
Intu Properties PLC	11,230	39,207

ITV PLC	21,268	58,216
Johnson Matthey PLC	1,611	62,046
Kingfisher PLC	8,193	33,409
Land Securities Group PLC REIT	4,858	64,331
Legal & General Group PLC	23,774	73,518
Liberty Global PLC Class A (b)	1,715	61,517
Liberty Global PLC Series C (b)	1,483	51,964
Lloyds Banking Group PLC	250,837	208,019
London Stock Exchange Group PLC	867	34,378
Marks & Spencer Group PLC	6,628	27,930
Meggitt PLC	5,804	32,318
National Grid PLC	14,025	177,743
Next PLC	597	32,250
Old Mutual PLC	17,154	43,029
Pearson PLC	3,362	28,692
Pentair PLC	1,033	64,852
Persimmon PLC	1,477	38,674
Petrofac, Ltd.	3,744	43,025
Provident Financial PLC	536	20,087
Prudential PLC	9,726	205,049
Randgold Resources, Ltd.	573	49,905
Reckitt Benckiser Group PLC	2,554	232,689
RELX NV	3,057	56,760
RELX PLC	5,448	106,547
Rolls-Royce Holdings PLC (b)	7,733	72,910
Royal Bank of Scotland Group PLC (b)	17,375	52,600
Royal Mail PLC	2,656	14,115
RSA Insurance Group PLC	2,894	21,224
Sage Group PLC	4,101	32,333
Schroders PLC	488	18,490
Segro PLC	5,927	33,811
Severn Trent PLC	4,453	132,636
Sky PLC	5,410	66,026
Smith & Nephew PLC	3,575	54,360
Smiths Group PLC	2,622	53,082
Standard Chartered PLC (b)	12,814	122,258
Standard Life PLC	6,754	29,956
Taylor Wimpey PLC	13,813	33,353
TechnipFMC PLC (b) (c)	2,708	88,599
TechnipFMC PLC (b) (c)	3,149	102,342
Tesco PLC (b)	20,824	48,329
Travis Perkins PLC	1,602	30,329
Unilever NV	5,233	260,650
Unilever PLC	4,651	229,115
United Utilities Group PLC	13,401	166,484
Vodafone Group PLC	111,346	289,743
Weir Group PLC	1,337	32,049
Whitbread PLC	884	43,752
William Hill PLC	4,689	17,051
Worldpay Group PLC (d)	3,912	14,450
WPP PLC	5,536	121,282

		7,759,630

UNITED STATES — 53.0%
3M Co.	2,051	392,418
Abbott Laboratories	6,350	282,003
AbbVie, Inc.	5,530	360,335
Accenture PLC Class A	2,303	276,084
Activision Blizzard, Inc.	2,339	116,623
Acuity Brands, Inc.	140	28,560

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Adobe Systems, Inc. (b)	1,815	$236,186
Advance Auto Parts, Inc	221	32,765
Aetna, Inc.	1,423	181,504
Affiliated Managers Group, Inc.	187	30,657
Aflac, Inc.	1,647	119,276
AGCO Corp.	392	23,591
Agilent Technologies, Inc.	1,031	54,509
AGNC Investment Corp. REIT	2,590	51,515
Akamai Technologies, Inc. (b)	544	32,477
Albemarle Corp.	656	69,300
Alexandria Real Estate Equities, Inc.	260	28,735
Alexion Pharmaceuticals, Inc. (b)	777	94,203
Align Technology, Inc. (b)	260	29,825
Alkermes PLC (b)	437	25,564
Alleghany Corp. (b)	29	17,825
Allergan PLC	1,456	347,868
Alliance Data Systems Corp	170	42,330
Allstate Corp.	1,163	94,773
Ally Financial, Inc.	2,349	47,755
Alphabet, Inc. Class A (b)	1,012	857,974
Alphabet, Inc. Class C (b)	1,038	861,083
Altria Group, Inc.	7,667	547,577
Amazon.com, Inc. (b)	1,375	1,218,992
American Express Co.	2,862	226,413
American International Group, Inc.	4,675	291,860
American Tower Corp. REIT	1,456	176,962
American Water Works Co., Inc.	3,096	240,776
Ameriprise Financial, Inc.	688	89,220
AMETEK, Inc.	977	52,836
Amgen, Inc.	2,541	416,902
Amphenol Corp. Class A	662	47,115
Analog Devices, Inc.	1,352	110,796
Annaly Capital Management, Inc.	5,942	66,016
ANSYS, Inc. (b)	132	14,107
Anthem, Inc.	1,103	182,414
AO Smith Corp.	392	20,055
Aon PLC	666	79,048
Apple, Inc.	18,425	2,646,935
Applied Materials, Inc.	4,128	160,579
Arch Capital Group, Ltd. (b)	260	24,640
Ashland Global Holdings, Inc.	100	12,381
Assurant, Inc.	104	9,950
AT&T, Inc.	22,300	926,565
Atmos Energy Corp.	392	30,964
Autodesk, Inc. (b)	671	58,021
Automatic Data Processing, Inc.	1,687	172,732
AutoZone, Inc. (b)	119	86,043
AvalonBay Communities, Inc. REIT	493	90,515
Avery Dennison Corp.	765	61,659
Avnet, Inc.	767	35,098
Axalta Coating Systems, Ltd. (b)	2,346	75,541
Axis Capital Holdings, Ltd.	270	18,098
B/E Aerospace, Inc.	510	32,696
Baker Hughes, Inc.	2,324	139,022
Ball Corp.	807	59,928
Bank of America Corp.	36,990	872,594
Bank of New York Mellon Corp.	4,388	207,245
Baxter International, Inc.	1,593	82,613
BB&T Corp.	3,142	140,447

Becton Dickinson and Co.	893	163,812
Bed Bath & Beyond, Inc.	392	15,468
Berkshire Hathaway, Inc. Class B (b)	2,212	368,696
Best Buy Co., Inc.	891	43,793
Biogen, Inc. (b)	743	203,151
BioMarin Pharmaceutical, Inc. (b)	590	51,790
BlackRock, Inc.	490	187,920
Boeing Co.	2,132	377,066
BorgWarner, Inc.	683	28,543
Boston Properties, Inc. REIT	391	51,772
Boston Scientific Corp. (b)	5,044	125,444
Bristol-Myers Squibb Co.	5,804	315,622
Brixmor Property Group, Inc.	545	11,696
Brown-Forman Corp. Class B	948	43,779
C.H. Robinson Worldwide, Inc.	524	40,500
C.R. Bard, Inc.	255	63,378
CA, Inc.	1,373	43,552
Cadence Design Systems, Inc. (b)	524	16,454
Camden Property Trust	260	20,920
Campbell Soup Co.	710	40,640
Capital One Financial Corp	2,481	215,003
Cardinal Health, Inc.	1,283	104,629
CarMax, Inc. (b)	611	36,183
Caterpillar, Inc.	2,384	221,140
CBRE Group, Inc. Class A (b)	1,292	44,949
CBS Corp. Class B	1,687	117,010
Celanese Corp. Series A	866	77,810
Celgene Corp. (b)	2,626	326,753
Centene Corp. (b)	689	49,098
CenturyLink, Inc.	899	21,189
Cerner Corp. (b)	1,054	62,028
Charles Schwab Corp.	4,194	171,157
Charter Communications, Inc. Class A (b)	863	282,477
Cheniere Energy, Inc. (b)	3,474	164,216
Chevron Corp.	1,766	189,615
Chipotle Mexican Grill, Inc. (b)	102	45,443
Chubb, Ltd.	1,813	247,021
Church & Dwight Co., Inc.	524	26,132
Cigna Corp.	994	145,611
Cimarex Energy Co.	471	56,280
Cincinnati Financial Corp.	455	32,883
Cintas Corp.	417	52,767
Cisco Systems, Inc.	18,567	627,565
CIT Group, Inc.	1,100	47,223
Citigroup, Inc.	10,898	651,918
Citizens Financial Group, Inc.	2,693	93,043
Citrix Systems, Inc. (b)	544	45,364
Clorox Co.	285	38,427
CME Group, Inc.	1,305	155,034
Coach, Inc.	997	41,206
Coca-Cola Co.	16,055	681,374
Cognizant Technology Solutions Corp. Class A (b)	2,217	131,956
Colgate-Palmolive Co.	3,098	226,743
Comcast Corp. Class A	17,468	656,622
Comerica, Inc.	717	49,172
Computer Sciences Corp.	392	27,052
Conagra Brands, Inc.	132	5,325
Concho Resources, Inc. (b)	1,100	141,174

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Consolidated Edison, Inc.	2,046	$158,892
Constellation Brands, Inc. Class A	756	122,525
Cooper Cos., Inc.	170	33,981
Core Laboratories NV	638	73,702
Corning, Inc.	2,948	79,596
CoStar Group, Inc. (b)	65	13,469
Costco Wholesale Corp.	1,673	280,545
Coty, Inc. Class A	2,126	38,544
Crown Castle International Corp. REIT	1,253	118,346
CSX Corp.	2,234	103,993
Cummins, Inc.	705	106,596
CVS Health Corp.	4,388	344,458
D.R. Horton, Inc.	1,687	56,194
Danaher Corp.	2,452	209,720
DaVita, Inc. (b)	557	37,859
Deere & Co.	912	99,280
Dell Technologies, Inc. Class V (b)	1,348	86,380
DENTSPLY SIRONA, Inc	861	53,761
DexCom, Inc. (b)	260	22,030
Diamondback Energy, Inc. (b)	1,811	187,828
Dick’s Sporting Goods, Inc.	260	12,652
Digital Realty Trust, Inc. REIT	656	69,792
Discover Financial Services	1,423	97,319
Discovery Communications, Inc. Class A (b)	1,163	33,832
Discovery Communications, Inc. Class C (b)	470	13,306
DISH Network Corp. Class A (b)	964	61,204
Dollar General Corp.	935	65,198
Dollar Tree, Inc. (b)	800	62,768
Domino’s Pizza, Inc.	260	47,918
Dover Corp.	901	72,395
Dow Chemical Co.	470	29,864
Dr. Pepper Snapple Group, Inc.	782	76,573
Duke Realty Corp.	916	24,063
Dun & Bradstreet Corp.	153	16,515
E*TRADE Financial Corp. (b)	1,135	39,600
E.I. du Pont de Nemours & Co	2,507	201,387
Eaton Corp. PLC	2,234	165,651
eBay, Inc. (b)	3,624	121,658
Ecolab, Inc.	2,217	277,879
Edison International	2,096	166,863
Edwards Lifesciences Corp. (b)	778	73,186
Electronic Arts, Inc. (b)	952	85,223
Eli Lilly & Co.	3,362	282,778
Emerson Electric Co.	2,838	169,883
Endo International PLC (b)	1,114	12,432
Envision Healthcare Corp. (b)	483	29,618
EOG Resources, Inc.	1,687	164,567
Equifax, Inc.	611	83,548
Equinix, Inc. REIT	249	99,692
Equity Residential REIT	1,241	77,215
Essex Property Trust, Inc. REIT	290	67,144
Estee Lauder Cos., Inc. Class A	1,054	89,369
Everest Re Group, Ltd.	131	30,629
Eversource Energy	3,335	196,031
Expedia, Inc.	469	59,174
Expeditors International of Washington, Inc.	1,423	80,385

Express Scripts Holding Co. (b)	2,543	167,609
Extra Space Storage, Inc. REIT	524	38,980
Exxon Mobil Corp.	2,925	239,879
F5 Networks, Inc. (b)	221	31,508
Facebook, Inc. Class A (b)	7,965	1,131,428
Fastenal Co.	1,423	73,284
Federal Realty Investment Trust REIT	132	17,622
FedEx Corp.	304	59,326
Fidelity National Information Services, Inc.	1,151	91,643
Fifth Third Bancorp	3,362	85,395
First Data Corp. Class A (b)	1,221	18,925
First Republic Bank	231	21,670
Fiserv, Inc. (b)	705	81,294
FleetCor Technologies, Inc. (b)	334	50,578
FLIR Systems, Inc.	392	14,222
Flowserve Corp.	799	38,688
Fluor Corp.	1,031	54,251
FNF Group	425	16,549
Foot Locker, Inc.	459	34,338
Ford Motor Co.	13,210	153,764
Fortinet, Inc. (b)	524	20,095
Fortive Corp.	1,224	73,709
Fortune Brands Home & Security, Inc.	354	21,541
Franklin Resources, Inc.	1,687	71,090
Freeport-McMoRan, Inc. (b)	5,764	77,007
Frontier Communications Corp.	7,158	15,318
Gap, Inc.	867	21,059
Garmin, Ltd.	459	23,459
General Dynamics Corp.	1,049	196,373
General Electric Co.	32,300	962,540
General Mills, Inc.	2,611	154,075
General Motors Co.	3,970	140,379
Genuine Parts Co.	392	36,225
GGP, Inc. REIT	1,687	39,105
Gilead Sciences, Inc.	4,652	315,964
Global Payments, Inc.	524	42,276
Goldman Sachs Group, Inc.	1,555	357,215
H&R Block, Inc.	243	5,650
Halliburton Co.	3,472	170,857
Hanesbrands, Inc.	1,224	25,410
Harley-Davidson, Inc.	765	46,282
Harris Corp.	425	47,290
Hartford Financial Services Group, Inc.	1,876	90,179
Hasbro, Inc.	425	42,423
HCA Holdings, Inc. (b)	799	71,103
HCP, Inc. REIT	1,687	52,769
Helmerich & Payne, Inc.	1,438	95,728
Henry Schein, Inc. (b)	216	36,714
Hershey Co.	748	81,719
Hewlett Packard Enterprise Co.	6,086	144,238
Hilton Worldwide Holdings, Inc	265	15,492
HollyFrontier Corp.	509	14,425
Hologic, Inc. (b)	712	30,296
Home Depot, Inc.	4,346	638,123
Honeywell International, Inc.	2,553	318,793
Hormel Foods Corp.	916	31,721
Host Hotels & Resorts, Inc. REIT	3,127	58,350
HP, Inc.	5,350	95,658

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Humana, Inc.	596	$122,859
Huntington Bancshares, Inc.	3,651	48,887
Huntington Ingalls Industries, Inc.	183	36,644
IDEXX Laboratories, Inc. (b)	260	40,199
IHS Markit, Ltd. (b)	2,119	88,892
Illinois Tool Works, Inc.	1,409	186,650
Illumina, Inc. (b)	459	78,324
Incyte Corp. (b)	621	83,009
Ingersoll-Rand PLC	1,173	95,388
Ingredion, Inc.	135	16,258
Intel Corp.	17,095	616,617
Intercontinental Exchange, Inc.	1,959	117,285
International Business Machines Corp.	3,230	562,472
International Flavors & Fragrances, Inc.	932	123,518
Interpublic Group of Cos., Inc.	1,031	25,332
Intuit, Inc.	867	100,563
Intuitive Surgical, Inc. (b)	140	107,306
Invesco, Ltd.	2,211	67,723
Iron Mountain, Inc. REIT	744	26,538
J.M. Smucker Co.	611	80,090
Jacobs Engineering Group, Inc.	899	49,697
Jazz Pharmaceuticals PLC (b)	204	29,607
Johnson & Johnson	9,560	1,190,698
Johnson Controls International PLC	3,862	162,667
Jones Lang LaSalle, Inc.	260	28,977
JPMorgan Chase & Co.	12,797	1,124,088
Juniper Networks, Inc.	1,687	46,949
Kansas City Southern	67	5,746
Kellogg Co.	833	60,484
KeyCorp	4,146	73,716
Kimberly-Clark Corp	603	79,373
Kimco Realty Corp. REIT	1,687	37,266
Kinder Morgan, Inc.	10,510	228,487
KLA-Tencor Corp.	560	53,239
Kohl’s Corp.	561	22,333
Kraft Heinz Co.	2,755	250,182
Kroger Co.	2,082	61,398
L Brands, Inc.	1,028	48,419
L3 Technologies, Inc.	293	48,430
Laboratory Corp. of America Holdings (b)	285	40,889
Lam Research Corp.	683	87,670
Las Vegas Sands Corp.	1,687	96,277
Leggett & Platt, Inc.	260	13,083
Lennar Corp. Class A	981	50,217
Level 3 Communications, Inc. (b)	1,031	58,994
Liberty Broadband Corp. Class C (b)	631	54,518
Liberty Interactive Corp. QVC Group Class A (b)	1,687	33,774
Liberty Media Corp.-Liberty SiriusXM Class C (b)	1,375	53,322
Liberty Property Trust REIT	656	25,289
Lincoln National Corp.	1,291	84,496
LKQ Corp. (b)	759	22,216
Lockheed Martin Corp.	1,046	279,910
Loews Corp.	1,687	78,901
Lowe’s Cos., Inc.	2,966	243,835
lululemon athletica, Inc. (b)	392	20,333
M&T Bank Corp.	438	67,772
Macerich Co. REIT	285	18,354

Macquarie Infrastructure Corp.	656	52,860
Macy’s, Inc.	1,139	33,760
Mallinckrodt PLC (b)	391	17,427
ManpowerGroup, Inc.	505	51,798
Marathon Petroleum Corp.	1,153	58,273
Markel Corp. (b)	28	27,324
Marriott International, Inc. Class A	656	61,782
Marsh & McLennan Cos., Inc.	1,212	89,555
Masco Corp.	1,687	57,341
MasterCard, Inc. Class A	3,514	395,220
Mattel, Inc.	1,291	33,063
Maxim Integrated Products, Inc.	850	38,216
McCormick & Co., Inc.	539	52,579
McDonald’s Corp.	3,097	401,402
McKesson Corp.	884	131,062
Mead Johnson Nutrition Co.	782	69,661
MEDNAX, Inc. (b)	260	18,039
Medtronic PLC	5,547	446,866
Merck & Co., Inc.	9,952	632,350
MetLife, Inc.	3,996	211,069
MGM Resorts International	1,560	42,744
Michael Kors Holdings, Ltd. (b)	734	27,973
Microchip Technology, Inc	524	38,661
Micron Technology, Inc. (b)	3,362	97,162
Microsoft Corp.	25,399	1,672,778
Mid-America Apartment Communities, Inc. REIT	360	36,626
Middleby Corp. (b)	260	35,477
Mobileye NV (b)	843	51,760
Molson Coors Brewing Co. Class B	842	80,588
Mondelez International, Inc. Class A	6,063	261,194
Monsanto Co.	1,817	205,684
Monster Beverage Corp. (b)	1,524	70,363
Moody’s Corp.	608	68,120
Morgan Stanley	6,160	263,894
Motorola Solutions, Inc.	291	25,090
Mylan NV (b)	1,687	65,776
Nasdaq, Inc.	351	24,377
National Oilwell Varco, Inc.	2,508	100,546
National Retail Properties, Inc.	656	28,615
Navient Corp.	1,544	22,789
NetApp, Inc.	1,031	43,147
Netflix, Inc. (b)	1,573	232,505
New York Community Bancorp, Inc.	1,440	20,117
Newell Brands, Inc.	1,704	80,378
Newmont Mining Corp.	1,704	56,164
News Corp. Class A	2,690	34,970
Nielsen Holdings PLC	1,772	73,201
NIKE, Inc. Class B	4,912	273,746
Nordstrom, Inc.	392	18,255
Norfolk Southern Corp.	700	78,379
Northern Trust Corp.	850	73,593
Northrop Grumman Corp.	694	165,061
Norwegian Cruise Line Holdings, Ltd. (b)	494	25,061
Nuance Communications, Inc. (b)	899	15,562
NVIDIA Corp.	1,942	211,542
O’Reilly Automotive, Inc. (b)	357	96,333
Omnicom Group, Inc.	743	64,054
ONEOK, Inc.	2,183	121,026

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Oracle Corp.	11,489	$512,524
PACCAR, Inc.	1,687	113,366
Packaging Corp. of America	301	27,578
Palo Alto Networks, Inc. (b)	337	37,973
Park Hotels & Resorts, Inc. REIT	13	334
Parker-Hannifin Corp.	555	88,978
Parsley Energy, Inc. Class A (b)	5,763	187,355
Paychex, Inc.	1,131	66,616
PayPal Holdings, Inc. (b)	4,127	177,544
PepsiCo, Inc.	5,229	584,916
Perrigo Co. PLC	493	32,730
Pfizer, Inc.	22,015	753,133
PG&E Corp.	3,356	222,704
Philip Morris International, Inc.	6,187	698,512
Phillips 66	815	64,564
Pioneer Natural Resources Co.	1,433	266,868
PNC Financial Services Group, Inc.	1,873	225,210
Polaris Industries, Inc.	187	15,671
PPG Industries, Inc.	1,606	168,758
Priceline Group, Inc. (b)	187	332,854
Principal Financial Group, Inc.	1,189	75,038
Procter & Gamble Co.	9,084	816,197
Progressive Corp.	1,687	66,097
Prologis, Inc. REIT	2,268	117,664
Prudential Financial, Inc.	2,282	243,444
Public Storage REIT	561	122,808
PulteGroup, Inc.	1,687	39,729
PVH Corp.	340	35,180
Qorvo, Inc. (b)	504	34,554
QUALCOMM, Inc.	5,529	317,033
Quest Diagnostics, Inc.	510	50,077
Quintiles IMS Holdings, Inc. (b)	434	34,950
Ralph Lauren Corp.	289	23,588
Raymond James Financial, Inc.	459	35,003
Raytheon Co.	1,270	193,675
Realty Income Corp. REIT	1,037	61,733
Red Hat, Inc. (b)	476	41,174
Regency Centers Corp.	200	13,278
Regeneron Pharmaceuticals, Inc. (b)	255	98,815
Regions Financial Corp.	5,810	84,419
Reinsurance Group of America, Inc.	260	33,015
ResMed, Inc.	425	30,587
Reynolds American, Inc.	3,500	220,570
Rite Aid Corp. (b)	1,048	4,454
Robert Half International, Inc.	561	27,394
Rockwell Automation, Inc.	705	109,776
Rockwell Collins, Inc.	700	68,012
Roper Technologies, Inc.	461	95,192
Ross Stores, Inc.	1,439	94,787
Royal Caribbean Cruises, Ltd.	285	27,961
S&P Global, Inc.	833	108,906
Sabre Corp.	470	9,959
salesforce.com, Inc. (b)	2,386	196,821
SBA Communications Corp. REIT (b)	519	62,472
Schlumberger, Ltd	6,223	486,016
Scripps Networks Interactive, Inc. Class A	392	30,721
Seagate Technology PLC	952	43,725
Sealed Air Corp.	1,118	48,722
Seattle Genetics, Inc. (b)	260	16,344

Sempra Energy	637	70,388
Sensata Technologies Holding NV (b)	734	32,054
ServiceNow, Inc. (b)	612	53,532
Sherwin-Williams Co.	530	164,401
Shire PLC	3,229	188,197
Signature Bank (b)	132	19,587
Signet Jewelers, Ltd.	255	17,664
Simon Property Group, Inc. REIT	1,220	209,877
Sirius XM Holdings, Inc.	4,726	24,339
Skyworks Solutions, Inc.	645	63,197
SL Green Realty Corp. REIT	387	41,262
Snap-on, Inc.	340	57,348
Splunk, Inc. (b)	471	29,339
Sprint Corp. (b)	5,133	44,554
Stanley Black & Decker, Inc.	773	102,709
Staples, Inc.	3,362	29,485
Starbucks Corp.	5,396	315,072
State Street Corp. (f)	1,555	123,794
Stryker Corp.	1,423	187,338
SunTrust Banks, Inc.	2,211	122,268
Symantec Corp.	2,182	66,944
Synchrony Financial	3,084	105,781
Synopsys, Inc. (b)	356	25,678
Sysco Corp.	2,169	112,614
T Rowe Price Group, Inc.	828	56,428
T-Mobile US, Inc. (b)	1,203	77,702
Targa Resources Corp.	477	28,572
Target Corp.	1,687	93,106
TD Ameritrade Holding Corp.	1,019	39,598
TEGNA, Inc.	1,002	25,671
Teleflex, Inc.	132	25,572
Tesla, Inc. (b)	553	153,900
Texas Instruments, Inc.	3,362	270,843
Textron, Inc.	1,019	48,494
Thermo Fisher Scientific, Inc.	1,423	218,573
Thomson Reuters Corp.	590	25,442
Tiffany & Co.	544	51,843
Time Warner, Inc.	2,838	277,301
TJX Cos., Inc.	2,375	187,815
Toll Brothers, Inc. (b)	1,010	36,471
Total System Services, Inc.	569	30,419
Tractor Supply Co.	425	29,312
TransDigm Group, Inc.	319	70,231
Travelers Cos., Inc.	1,130	136,210
Trimble, Inc. (b)	899	28,777
TripAdvisor, Inc. (b)	391	16,876
Twenty-First Century Fox, Inc. Class A	4,385	142,030
Twenty-First Century Fox, Inc. Class B	1,839	58,443
Twitter, Inc. (b)	2,397	35,835
Tyson Foods, Inc. Class A	392	24,190
UDR, Inc. REIT	1,048	38,000
Ulta Salon Cosmetics & Fragrance, Inc. (b)	172	49,060
Under Armour, Inc. Class A (b)	902	17,842
Under Armour, Inc. Class C (b)	512	9,370
Union Pacific Corp.	2,702	286,196
United Parcel Service, Inc. Class B	1,941	208,269
United Rentals, Inc. (b)	459	57,398
United Technologies Corp.	3,252	364,907
United Therapeutics Corp. (b)	132	17,870

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

UnitedHealth Group, Inc	3,420	$560,914
Universal Health Services, Inc. Class B	285	35,468
Unum Group	1,163	54,533
US Bancorp	5,810	299,215
Valeant Pharmaceuticals International, Inc. (b)	1,054	11,610
Valero Energy Corp.	1,034	68,544
Valspar Corp.	524	58,133
Vantiv, Inc. Class A (b)	470	30,136
Varian Medical Systems, Inc. (b)	225	20,504
Ventas, Inc. REIT	1,314	85,463
VEREIT, Inc.	7,431	63,089
VeriSign, Inc. (b)	260	22,649
Verisk Analytics, Inc. (b)	527	42,761
Verizon Communications, Inc	14,549	709,264
Vertex Pharmaceuticals, Inc. (b)	866	94,697
VF Corp.	1,241	68,218
Viacom, Inc. Class B	1,291	60,186
Visa, Inc. Class A	6,888	612,137
VMware, Inc. Class A (b)	306	28,195
Vornado Realty Trust REIT	388	38,920
Voya Financial, Inc.	1,528	58,003
W.W. Grainger, Inc.	323	75,181
WABCO Holdings, Inc. (b)	260	30,529
Wabtec Corp.	429	33,462
Wal-Mart Stores, Inc	5,545	399,684
Walgreens Boots Alliance, Inc	3,552	294,994
Walt Disney Co.	5,471	620,357
Waters Corp. (b)	157	24,541
Weatherford International PLC (b)	7,507	49,922
Wells Fargo & Co.	17,086	951,007
Welltower, Inc. REIT	1,545	109,417
Western Digital Corp.	1,097	90,535
Western Union Co.	1,687	34,330
WestRock Co.	1,139	59,262
Weyerhaeuser Co. REIT	1,440	48,931
Whirlpool Corp.	204	34,951
WhiteWave Foods Co. (b)	631	35,431
Whole Foods Market, Inc	1,031	30,641
Williams Cos., Inc.	3,530	104,453
Willis Towers Watson PLC	418	54,712
Workday, Inc. Class A (b)	456	37,976
Wyndham Worldwide Corp.	208	17,532
Wynn Resorts, Ltd.	289	33,122
Xerox Corp.	5,044	37,023
Xilinx, Inc.	1,031	59,685
Xylem, Inc.	918	46,102
Yahoo!, Inc. (b)	3,754	174,223
Yum China Holdings, Inc. (b)	910	24,752
Yum! Brands, Inc.	359	22,940
Zillow Group, Inc. Class C (b)	564	18,990
Zimmer Biomet Holdings, Inc	782	95,490
Zoetis, Inc.	1,398	74,611

		71,900,903

TOTAL COMMON STOCKS (Cost $124,304,765)		135,069,690

RIGHTS — 0.0% (a)
GERMANY — 0.0% (a)
Deutsche Bank AG (expiring 4/6/17) (b) (Cost $0)	6,119	14,660

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h) (Cost $98,916)	98,916	98,916
TOTAL INVESTMENTS — 99.6% (Cost $124,403,681)		135,183,266
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		542,508

NET ASSETS — 100.0%		$135,725,774

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $ 0, representing 0.0% of the Fund’s net assets.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$27,914	$—	$—		$27,914
Australia	3,240,978	—	—		3,240,978
Austria.	76,756	—	—		76,756
Belgium	494,459	—	—		494,459
Bermuda	29,269	—	—		29,269
Brazil	1,145,069	—	—		1,145,069
Canada	4,949,195	—	—		4,949,195
Chile	344,389	—	—		344,389
China	3,727,147	—	—		3,727,147
Colombia	241,307	—	—		241,307
Czech Republic	17,746	—	—		17,746
Denmark	705,119	—	—		705,119
Finland	467,305	—	—		467,305
France	4,199,495	—	—		4,199,495
Germany	4,010,025	—	—		4,010,025
Greece	39,690	—	—		39,690
Hong Kong	1,575,565	—	0	(a)	1,575,565
India	1,273,992	—	—		1,273,992
Indonesia	353,361	—	—		353,361
Ireland	214,312	—	—		214,312
Israel	235,765	—	—		235,765
Italy	842,467	—	—		842,467
Japan	10,195,777	—	—		10,195,777
Jordan	17,340	—	—		17,340
Luxembourg	79,896	—	—		79,896
Macau	28,017	—	—		28,017
Malaysia	363,870	—	—		363,870
Mexico	538,485	—	—		538,485
Netherlands	1,723,742	—	—		1,723,742
New Zealand	88,004	—	—		88,004
Norway	289,506	—	—		289,506
Peru	167,650	—	—		167,650
Philippines	136,896	—	—		136,896
Poland	162,331	—	—		162,331
Portugal	18,205	—	—		18,205
Qatar	140,488	—	—		140,488
Romania	14,409	—	—		14,409
Russia	486,336	—	—		486,336
Singapore	859,598	—	—		859,598
South Africa	956,424	—	—		956,424
South Korea	1,941,045	—	—		1,941,045
Spain	1,615,488	—	—		1,615,488
Sweden	1,276,409	—	—		1,276,409
Switzerland	3,982,919	—	—		3,982,919
Taiwan	1,675,377	—	—		1,675,377
Thailand	44,982	223,682	—		268,664
Turkey	86,448	—	—		86,448
United Arab Emirates	84,508	—	—		84,508
United Kingdom	7,759,630	—	—		7,759,630
United States	71,900,903	—	—		71,900,903

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Rights
Germany	$14,660	$—	$—	$14,660
Short-Term Investment	98,916	—	—	98,916

TOTAL INVESTMENTS	$134,959,584	$223,682	$0	$135,183,266

(a)	Fund held Level 3 security that was valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Corp	1,287	$89,614	368	100	1,555	$123,794	$1,182	$(93)
State Street Institutional Liquid Reserves Fund, Premier Class	241,790	241,790	45,145	286,935	—	—	10	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,323,707	2,224,791	98,916	98,916	422	—

TOTAL		$331,404				$222,710	$1,614	$(93)

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 7.0%
Alumina, Ltd.	6,624	$9,045
Amcor, Ltd.	3,130	35,959
AMP, Ltd.	8,010	31,652
APA Group	3,012	20,587
Aristocrat Leisure, Ltd.	1,460	20,014
ASX, Ltd.	520	20,024
Aurizon Holdings, Ltd.	5,550	22,228
AusNet Services	4,941	6,351
Australia & New Zealand Banking Group, Ltd.	7,890	191,521
Bank of Queensland, Ltd.	1,030	9,555
Bendigo & Adelaide Bank, Ltd.	1,287	11,919
Boral, Ltd.	2,929	13,049
Brambles, Ltd.	4,300	30,670
Caltex Australia, Ltd.	710	15,972
Challenger, Ltd.	1,540	14,744
CIMIC Group, Ltd.	270	7,400
Coca-Cola Amatil, Ltd.	1,540	12,711
Cochlear, Ltd.	160	16,506
Commonwealth Bank of Australia	4,640	304,089
Computershare, Ltd.	1,260	13,514
Crown Resorts, Ltd.	982	8,847
CSL, Ltd.	1,230	117,598
Dexus Property Group REIT	2,620	19,527
Domino’s Pizza Enterprises, Ltd.	170	7,537
DUET Group	6,809	14,492
Flight Centre Travel Group, Ltd.	150	3,305
Fortescue Metals Group, Ltd.	4,220	20,056
Goodman Group REIT	4,814	28,424
GPT Group REIT	4,874	19,148
Harvey Norman Holdings, Ltd.	1,500	5,184
Healthscope, Ltd.	4,694	8,128
Incitec Pivot, Ltd.	4,570	13,108
Insurance Australia Group, Ltd.	6,574	30,341
LendLease Group	1,490	17,709
Macquarie Group, Ltd.	840	57,800
Medibank Pvt, Ltd.	7,450	16,027
Mirvac Group REIT	10,030	16,757
National Australia Bank, Ltd.	7,162	182,154
Newcrest Mining, Ltd.	2,080	35,336
Orica, Ltd.	1,012	13,587
Qantas Airways, Ltd.	1,390	4,125
QBE Insurance Group, Ltd.	3,720	36,579
Ramsay Health Care, Ltd.	380	20,260
REA Group, Ltd.	140	6,336
Scentre Group REIT	14,414	47,172
SEEK, Ltd.	890	10,809
Sonic Healthcare, Ltd.	1,060	17,887
Stockland REIT	6,666	23,595
Suncorp Group, Ltd.	3,480	35,069
Sydney Airport	2,962	15,297
Tabcorp Holdings, Ltd.	2,250	8,153
Tatts Group, Ltd.	3,970	13,416
Telstra Corp., Ltd.	11,580	41,165
TPG Telecom, Ltd.	930	4,945
Transurban Group Stapled Security	5,510	49,053
Treasury Wine Estates, Ltd.	2,000	18,659

Vicinity Centres REIT	9,112	19,672
Vocus Group, Ltd.	1,360	4,482
Wesfarmers, Ltd.	3,052	104,933
Westfield Corp.	5,340	36,174
Westpac Banking Corp.	9,032	241,565
Woolworths, Ltd.	3,460	69,946

		2,271,867

AUSTRIA — 0.2%
ANDRITZ AG	200	10,029
Erste Group Bank AG (a)	820	26,771
Raiffeisen Bank International AG (a)	320	7,240
Voestalpine AG	310	12,235

		56,275

BELGIUM — 1.3%
Ageas	540	21,162
Anheuser-Busch InBev SA	2,180	239,923
Colruyt SA	180	8,860
Groupe Bruxelles Lambert SA	220	20,024
KBC Group NV	690	45,895
Proximus SADP	410	12,899
Solvay SA	200	24,503
Telenet Group Holding NV (a)	140	8,348
UCB SA	340	26,441
Umicore SA	260	14,850

		422,905

CHILE — 0.0% (b)
Antofagasta PLC	1,060	11,061

CHINA — 0.0% (b)
Yangzijiang Shipbuilding Holdings, Ltd.	5,000	4,043

DENMARK — 1.8%
AP Moeller — Maersk A/S Class A	10	16,181
AP Moeller — Maersk A/S Class B	20	33,282
Carlsberg A/S Class B	290	26,861
Chr Hansen Holding A/S	270	17,382
Coloplast A/S Class B	320	25,061
Danske Bank A/S	1,870	63,878
DSV A/S	510	26,480
Genmab A/S (a)	150	28,974
ISS A/S	450	17,067
Novo Nordisk A/S Class B	5,170	178,090
Novozymes A/S Class B	630	25,045
Pandora A/S	300	33,310
TDC A/S	2,010	10,396
Tryg A/S	310	5,640
Vestas Wind Systems A/S	610	49,746
William Demant Holding A/S (a)	320	6,706

		564,099

FINLAND — 1.1%
Elisa Oyj	380	13,473
Fortum Oyj	1,200	19,034
Kone Oyj Class B	920	40,501
Metso Oyj	310	9,410
Neste Oyj	350	13,686
Nokia Oyj	15,800	85,001
Nokian Renkaat Oyj	310	12,977
Orion Oyj Class B	280	14,635

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Sampo Oyj Class A	1,210	$57,538
Stora Enso Oyj Class R	1,490	17,658
UPM-Kymmene Oyj	1,440	33,914
Wartsila Oyj Abp	400	21,455

		339,282

FRANCE — 9.6%
Accor SA	460	19,212
Aeroports de Paris	80	9,913
Air Liquide SA	1,050	120,276
Airbus SE	1,590	121,303
Alstom SA (a)	410	12,285
Arkema SA	180	17,804
Atos SE	240	29,763
AXA SA	5,260	136,455
BNP Paribas SA	2,857	190,768
Bollore SA	2,350	9,134
Bouygues SA	570	23,261
Bureau Veritas SA	730	15,440
Cap Gemini SA	440	40,735
Carrefour SA	1,490	35,219
Casino Guichard Perrachon SA	150	8,411
Christian Dior SE	150	34,942
Cie de Saint-Gobain	1,340	68,987
Cie Generale des Etablissements Michelin	490	59,666
CNP Assurances	460	9,387
Credit Agricole SA	2,864	38,903
Danone SA	1,600	109,111
Dassault Systemes SE	350	30,374
Edenred	570	13,504
Eiffage SA	160	12,564
Essilor International SA	561	68,342
Eurazeo SA	110	7,263
Eutelsat Communications SA	470	10,521
Fonciere Des Regions	92	7,706
Gecina SA REIT	110	14,965
Groupe Eurotunnel SE	504	5,084
Hermes International	70	33,249
ICADE	100	7,346
Iliad SA	70	15,696
Imerys SA	100	8,510
Ingenico Group SA	150	14,192
JCDecaux SA	200	7,057
Kering	210	54,456
Klepierre REIT	600	23,397
L’Oreal SA	685	131,985
Lagardere SCA	320	9,450
Legrand SA	730	44,129
LVMH Moet Hennessy Louis Vuitton SE	755	166,226
Natixis SA	2,540	15,691
Orange SA	5,380	83,810
Pernod Ricard SA	580	68,796
Peugeot SA (a)	1,310	26,446
Publicis Groupe SA	510	35,734
Remy Cointreau SA	60	5,889
Renault SA	458	39,889
Rexel SA	830	15,109
Safran SA	850	63,665
Sanofi	3,130	283,282
Schneider Electric SE	1,510	110,839

SCOR SE	440	16,673
SFR Group SA (a)	300	9,462
Societe BIC SA	80	9,994
Societe Generale SA	2,080	105,783
Sodexo SA	260	30,659
Suez Environment Co.	890	14,093
Thales SA	290	28,120
Unibail-Rodamco SE	270	63,271
Valeo SA	650	43,402
Veolia Environnement SA	1,220	22,913
Vinci SA	1,360	108,076
Vivendi SA	3,150	61,401
Wendel SA	80	10,165
Zodiac Aerospace	563	14,121

		3,084,274

GERMANY — 10.0%
adidas AG	510	97,257
Allianz SE	1,230	228,445
Axel Springer SE	120	6,645
BASF SE	2,479	246,369
Bayer AG	2,240	258,865
Bayerische Motoren Werke AG	900	82,312
Bayerische Motoren Werke AG Preference Shares	150	11,843
Beiersdorf AG	270	25,623
Brenntag AG	420	23,606
Commerzbank AG	2,884	26,151
Continental AG	300	65,938
Covestro AG (c)	190	14,664
Daimler AG	2,610	193,174
Deutsche Bank AG (a)	3,514	60,698
Deutsche Boerse AG (a)	520	47,780
Deutsche Lufthansa AG	640	10,405
Deutsche Post AG	2,630	90,309
Deutsche Telekom AG	8,724	153,258
Deutsche Wohnen AG	920	30,371
Evonik Industries AG	440	14,384
Fraport AG Frankfurt Airport Services Worldwide	110	7,804
Fresenius Medical Care AG & Co. KGaA	600	50,729
Fresenius SE & Co. KGaA	1,100	88,626
Fuchs Petrolub SE Preference Shares	190	9,293
GEA Group AG	490	20,879
Hannover Rueck SE	160	18,508
HeidelbergCement AG	380	35,668
Henkel AG & Co. KGaA	280	31,190
Henkel AG & Co. KGaA Preference Shares	480	61,657
HOCHTIEF AG	60	9,944
HUGO BOSS AG	180	13,170
Infineon Technologies AG	3,062	62,699
KS AG	520	12,119
Lanxess AG	250	16,816
Linde AG	500	83,478
MAN SE	100	10,335
Merck KGaA	350	39,980
METRO AG	480	15,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	440	86,308
OSRAM Licht AG	240	15,081

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Porsche Automobil Holding SE Preference Shares	410	$22,426
ProSiebenSat.1 Media SE	600	26,635
RWE AG (a)	1,320	21,932
SAP SE	2,657	261,388
Schaeffler AG, Preference Shares	450	7,932
Siemens AG	2,070	284,273
Symrise AG	330	22,003
Telefonica Deutschland Holding AG	2,020	10,046
ThyssenKrupp AG	992	24,360
TUI AG	1,350	18,671
United Internet AG	330	14,640
Volkswagen AG Preference Shares	500	73,050
Volkswagen AG	57	8,514
Vonovia SE	1,260	44,512
Zalando SE (a) (c)	230	9,329

		3,227,483

HONG KONG — 3.4%
AIA Group, Ltd.	32,000	201,763
ASM Pacific Technology, Ltd.	1,000	13,601
Bank of East Asia, Ltd.	4,036	16,697
BOC Hong Kong Holdings, Ltd.	10,000	40,854
Cheung Kong Property Holdings, Ltd.	5,000	33,681
CK Hutchison Holdings, Ltd.	10,000	123,014
CLP Holdings, Ltd.	5,000	52,274
Hang Lung Properties, Ltd.	10,000	25,992
Hang Seng Bank, Ltd.	2,000	40,559
HK Electric Investments & HK Electric Investments, Ltd. (c)	5,000	4,607
HKT Trust & HKT, Ltd.	10,000	12,893
Hong Kong Exchanges & Clearing, Ltd.	3,000	75,507
Li & Fung, Ltd.	20,000	8,673
Link REIT	5,000	35,032
Melco Crown Entertainment, Ltd. ADR	510	9,455
MTR Corp., Ltd.	5,000	28,083
New World Development Co., Ltd.	20,755	25,532
NWS Holdings, Ltd.	10,268	18,735
PCCW, Ltd.	10,000	5,893
Power Assets Holdings, Ltd.	5,000	43,106
Sands China, Ltd.	8,000	37,059
Sino Land Co., Ltd.	20,000	35,051
SJM Holdings, Ltd.	10,000	8,132
Sun Hung Kai Properties, Ltd.	10,000	146,947
Swire Properties, Ltd.	4,000	12,816
Techtronic Industries Co., Ltd.	5,000	20,234
WH Group, Ltd. (c)	15,000	12,932
Yue Yuen Industrial Holdings, Ltd.	5,000	19,655

		1,108,777

IRELAND — 0.7%
Bank of Ireland (a)	74,472	18,718
CRH PLC	2,250	79,583
Experian PLC	2,600	52,929
James Hardie Industries PLC	1,200	18,830
Kerry Group PLC Class A	430	33,895
Paddy Power Betfair PLC	220	23,648
Ryanair Holdings PLC ADR (a)	90	7,468

		235,071

ISRAEL — 0.6%
Azrieli Group, Ltd.	120	6,353
Bank Hapoalim BM	2,884	17,540
Bank Leumi Le-Israel BM (a)	3,920	17,276
Bezeq The Israeli Telecommunication Corp., Ltd.	5,610	10,059
Check Point Software Technologies, Ltd. (a)	350	35,931
Israel Chemicals, Ltd.	1,380	5,854
Mizrahi Tefahot Bank, Ltd.	380	6,431
Nice, Ltd.	160	10,727
Teva Pharmaceutical Industries, Ltd.	2,470	81,029

		191,200

ITALY — 1.4%
Assicurazioni Generali SpA	3,160	50,359
Atlantia SpA	1,110	28,730
Ferrari NV	330	24,618
Intesa Sanpaolo SpA (d)	34,352	93,543
Intesa Sanpaolo SpA (d)	2,520	6,425
Leonardo SpA (a)	1,090	15,494
Luxottica Group SpA	460	25,461
Mediobanca SpA	1,530	13,828
Poste Italiane SpA (c)	1,410	9,425
Prysmian SpA	540	14,312
Saipem SpA (a)	8,250	3,754
Snam SpA	6,634	28,765
Telecom Italia RSP/Milano	16,314	11,935
Telecom Italia SpA/Milano (a)	27,406	24,710
Terna Rete Elettrica Nazionale SpA	4,080	20,291
UniCredit SpA	4,108	63,489
UnipolSai Assicurazioni SpA	3,062	6,773

		441,912

JAPAN — 24.6%
Acom Co., Ltd. (a)	1,000	3,994
Aeon Co., Ltd.	2,000	29,166
Air Water, Inc.	1,000	18,415
Aisin Seiki Co., Ltd.	1,000	49,089
Ajinomoto Co., Inc.	2,000	39,424
Alfresa Holdings Corp.	1,000	17,311
Alps Electric Co., Ltd.	1,000	28,314
Amada Holdings Co., Ltd.	1,000	11,406
Asahi Group Holdings, Ltd.	1,000	37,764
Asics Corp.	1,000	16,046
Astellas Pharma, Inc.	6,000	78,937
Bandai Namco Holdings, Inc.	1,000	29,884
Bridgestone Corp.	2,000	80,822
Brother Industries, Ltd.	1,000	20,865
Canon, Inc.	3,000	93,449
Casio Computer Co., Ltd.	1,000	13,901
Chubu Electric Power Co., Inc.	2,000	26,761
Chugai Pharmaceutical Co., Ltd.	1,000	34,327
Chugoku Bank, Ltd.	1,000	14,538
Chugoku Electric Power Co., Inc.	1,000	11,056
Concordia Financial Group, Ltd.	3,000	13,876
Credit Saison Co., Ltd.	1,000	17,823
Dai-ichi Life Holdings, Inc.	3,000	53,751
Daicel Corp.	1,000	12,034
Daiichi Sankyo Co., Ltd.	2,000	44,997
Daikin Industries, Ltd.	1,000	100,377

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Daiwa House Industry Co., Ltd.	2,000	$57,363
Daiwa Securities Group, Inc.	10,000	60,836
Denso Corp.	1,000	43,947
Dentsu, Inc.	1,000	54,204
East Japan Railway Co.	1,000	86,996
Eisai Co., Ltd.	1,000	51,728
FANUC Corp.	1,000	204,792
Fuji Heavy Industries, Ltd.	2,000	73,284
FUJIFILM Holdings Corp.	1,000	39,020
Fujitsu, Ltd.	10,000	61,106
Hachijuni Bank, Ltd.	1,000	5,645
Hakuhodo DY Holdings, Inc.	1,000	11,846
Hankyu Hanshin Holdings, Inc.	1,000	32,487
Hino Motors, Ltd.	1,000	12,088
Hitachi Metals, Ltd.	1,000	14,018
Hitachi, Ltd.	10,000	54,070
Hokuriku Electric Power Co.	1,000	9,692
Honda Motor Co., Ltd.	5,000	150,363
Hoya Corp.	1,000	48,066
Hulic Co., Ltd.	1,000	9,396
IHI Corp. (a)	10,000	31,500
Iida Group Holdings Co., Ltd.	1,000	15,328
Isetan Mitsukoshi Holdings, Ltd.	1,000	10,967
Isuzu Motors, Ltd.	2,000	26,429
ITOCHU Corp.	4,000	56,717
J Front Retailing Co., Ltd.	1,000	14,808
Japan Exchange Group, Inc.	2,000	28,448
Japan Post Bank Co., Ltd.	1,000	12,393
Japan Post Holdings Co., Ltd.	1,000	12,537
Japan Retail Fund Investment Corp. REIT	10	19,600
Japan Tobacco, Inc.	3,000	97,406
JFE Holdings, Inc.	2,000	34,255
JGC Corp.	1,000	17,365
JSR Corp.	1,000	16,845
JTEKT Corp.	1,000	15,516
Kansai Electric Power Co., Inc.	2,000	24,536
Kansai Paint Co., Ltd.	1,000	21,206
Kao Corp.	1,000	54,779
KDDI Corp.	5,000	131,114
Kintetsu Group Holdings Co., Ltd.	10,000	35,987
Kirin Holdings Co., Ltd.	2,000	37,701
Kobe Steel, Ltd. (a)	1,000	9,118
Komatsu, Ltd.	3,000	78,116
Konica Minolta, Inc.	1,000	8,938
Kubota Corp.	3,000	44,988
Kuraray Co., Ltd.	1,000	15,149
Kyocera Corp.	1,000	55,658
Kyowa Hakko Kirin Co., Ltd.	1,000	15,813
Kyushu Electric Power Co., Inc.	1,000	10,643
Kyushu Financial Group, Inc.	1,000	6,111
LIXIL Group Corp.	1,000	25,352
M3, Inc.	1,000	24,796
Marubeni Corp.	5,000	30,759
Marui Group Co., Ltd.	1,000	13,578
Mazda Motor Corp.	2,000	28,771
Medipal Holdings Corp.	1,000	15,669
MINEBEA MITSUMI, Inc.	1,000	13,327
Mitsubishi Chemical Holdings Corp.	4,000	30,922
Mitsubishi Corp.	4,000	86,350

Mitsubishi Electric Corp.	5,000	71,659
Mitsubishi Gas Chemical Co., Inc.	1,000	20,748
Mitsubishi Heavy Industries, Ltd.	10,000	40,079
Mitsubishi Motors Corp.	2,000	12,008
Mitsubishi Tanabe Pharma Corp.	1,000	20,802
Mitsubishi UFJ Financial Group, Inc.	34,000	213,495
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	4,981
Mitsui & Co., Ltd.	5,000	72,355
Mizuho Financial Group, Inc.	65,000	118,998
MS&AD Insurance Group Holdings, Inc.	1,000	31,769
Murata Manufacturing Co., Ltd.	900	127,896
NEC Corp.	4,000	9,620
Nexon Co., Ltd.	1,000	15,875
NGK Insulators, Ltd.	1,000	22,615
NGK Spark Plug Co., Ltd.	1,000	22,831
Nidec Corp.	1,000	95,082
Nikon Corp.	1,000	14,484
Nintendo Co., Ltd.	200	46,370
Nippon Paint Holdings Co., Ltd.	1,000	34,775
Nippon Prologis REIT, Inc.	10	21,655
Nippon Steel & Sumitomo Metal Corp.	2,000	46,038
Nippon Telegraph & Telephone Corp.	2,000	85,291
Nippon Yusen KK (a)	10,000	21,089
Nissan Motor Co., Ltd.	7,000	67,437
Nisshin Seifun Group, Inc.	1,000	14,906
Nitto Denko Corp.	1,000	77,196
Nomura Holdings, Inc.	10,000	62,093
Nomura Real Estate Master Fund, Inc.	10	15,508
NSK, Ltd.	1,000	14,287
NTT DOCOMO, Inc.	4,000	93,063
Obayashi Corp.	2,000	18,684
Odakyu Electric Railway Co., Ltd.	1,000	19,438
Olympus Corp.	1,000	38,410
Omron Corp.	1,000	43,839
Ono Pharmaceutical Co., Ltd.	1,000	20,681
Oriental Land Co., Ltd.	1,000	57,283
ORIX Corp.	4,000	59,140
Osaka Gas Co., Ltd.	10,000	37,961
Otsuka Holdings Co., Ltd.	1,000	45,069
Panasonic Corp.	6,000	67,738
Rakuten, Inc.	3,000	30,019
Recruit Holdings Co., Ltd.	1,000	50,974
Resona Holdings, Inc.	6,000	32,194
Ricoh Co., Ltd.	2,000	16,441
Santen Pharmaceutical Co., Ltd.	1,000	14,466
SBI Holdings, Inc.	1,000	13,928
Secom Co., Ltd.	1,000	71,516
Sega Sammy Holdings, Inc.	1,000	13,390
Seibu Holdings, Inc.	1,000	16,486
Seiko Epson Corp.	1,000	21,036
Sekisui Chemical Co., Ltd.	1,000	16,791
Sekisui House, Ltd.	2,000	32,864
Seven & i Holdings Co., Ltd.	2,000	78,291
Seven Bank, Ltd.	2,000	6,533
Sharp Corp. (a)	7,000	29,525
Shin-Etsu Chemical Co., Ltd.	1,000	86,548
Shionogi & Co., Ltd.	1,000	51,584
Shiseido Co., Ltd.	1,000	26,295
Showa Shell Sekiyu KK	1,000	10,114

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SoftBank Group Corp.	3,000	$211,667
Sompo Holdings, Inc.	1,000	36,606
Sony Corp.	4,000	135,188
Sony Financial Holdings, Inc.	1,000	16,055
Stanley Electric Co., Ltd.	1,000	28,493
Start Today Co., Ltd.	1,000	22,104
Sumitomo Chemical Co., Ltd.	10,000	55,820
Sumitomo Corp.	3,000	40,317
Sumitomo Dainippon Pharma Co., Ltd.	1,000	16,495
Sumitomo Electric Industries, Ltd.	2,000	33,133
Sumitomo Mitsui Financial Group, Inc.	4,000	145,203
Sumitomo Mitsui Trust Holdings, Inc.	1,000	34,641
Sumitomo Rubber Industries, Ltd.	1,000	17,024
Suruga Bank, Ltd.	1,000	21,036
Suzuki Motor Corp.	1,000	41,479
Sysmex Corp.	1,000	60,576
T&D Holdings, Inc.	2,000	29,005
Takeda Pharmaceutical Co., Ltd.	2,000	93,853
Teijin, Ltd.	1,000	18,837
Terumo Corp.	1,000	34,685
Tohoku Electric Power Co., Inc.	1,000	13,533
Tokio Marine Holdings, Inc.	2,000	84,286
Tokyo Electric Power Co. Holdings, Inc. (a)	4,000	15,651
Tokyo Electron, Ltd.	900	98,174
Tokyo Gas Co., Ltd.	10,000	45,464
Tokyo Tatemono Co., Ltd.	1,000	13,174
Tokyu Fudosan Holdings Corp.	1,000	5,420
Toray Industries, Inc.	10,000	88,576
Toshiba Corp. (a)	10,000	21,664
Toyo Seikan Group Holdings, Ltd.	1,000	16,225
Toyota Industries Corp.	1,000	49,628
Toyota Motor Corp.	7,000	379,557
Toyota Tsusho Corp.	1,000	30,243
Unicharm Corp.	1,000	23,939
United Urban Investment Corp. REIT	10	15,346
USS Co., Ltd.	1,000	16,656
West Japan Railway Co.	1,000	64,983
Yahoo! Japan Corp.	4,000	18,451
Yamada Denki Co., Ltd.	2,000	9,961
Yamaha Corp.	1,000	27,506
Yamaha Motor Co., Ltd.	1,000	24,060
Yamato Holdings Co., Ltd.	1,000	20,932
Yaskawa Electric Corp.	1,000	20,048
Yokogawa Electric Corp.	1,000	15,723

		7,962,429

JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	390	9,661

LUXEMBOURG — 0.3%
ArcelorMittal (a)	4,982	42,020
Millicom International Cellular SA SDR	180	10,074
RTL Group SA (a)	110	8,883
SES SA	982	22,902
Tenaris SA	1,270	21,828

		105,707

MACAU — 0.1%
MGM China Holdings, Ltd.	4,000	8,338
Wynn Macau, Ltd.	4,000	8,143

		16,481

MEXICO — 0.0% (b)
Fresnillo PLC	610	11,869

NETHERLANDS — 2.9%
ABN AMRO Group NV (c)	640	15,573
Aegon NV	4,942	25,218
AerCap Holdings NV (a)	450	20,686
Akzo Nobel NV	680	56,533
Altice NV Class A (a)	1,002	22,725
Altice NV Class B (a)	300	6,802
ASML Holding NV	992	131,988
Boskalis Westminster	240	8,298
EXOR NV	300	15,555
Gemalto NV	220	12,325
Heineken Holding NV	270	21,534
Heineken NV	630	53,771
ING Groep NV	10,494	159,042
Koninklijke Ahold Delhaize NV	3,460	74,235
Koninklijke DSM NV	490	33,232
Koninklijke KPN NV	9,250	27,929
Koninklijke Philips NV	2,520	81,208
Koninklijke Vopak NV	190	8,306
NN Group NV	870	28,367
NXP Semiconductors NV (a)	800	82,800
Randstad Holding NV	320	18,516
Wolters Kluwer NV	820	34,173

		938,816

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,580	12,192
Contact Energy, Ltd.	1,940	6,862
Fletcher Building, Ltd.	1,880	10,934
Mercury NZ, Ltd.	1,870	4,118
Meridian Energy, Ltd.	3,470	6,792
Ryman Healthcare, Ltd.	1,012	5,950
Spark New Zealand, Ltd.	4,952	12,116

		58,964

NORWAY — 0.5%
DNB ASA	2,660	42,150
Gjensidige Forsikring ASA	550	8,376
Marine Harvest ASA (a)	1,030	15,698
Norsk Hydro ASA	3,640	21,131
Orkla ASA	2,210	19,787
Schibsted ASA Class A	200	5,146
Schibsted ASA Class B	240	5,491
Telenor ASA	2,030	33,775
Yara International ASA	480	18,476

		170,030

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	6,270	21,292
Jeronimo Martins SGPS SA	690	12,376

		33,668

SINGAPORE — 1.4%
Ascendas REIT	6,000	10,821
CapitaLand Commercial Trust	6,000	6,634
CapitaLand Mall Trust REIT	7,000	9,869
CapitaLand, Ltd.	7,000	18,185
City Developments, Ltd.	1,000	7,300
ComfortDelGro Corp., Ltd.	6,000	10,993

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

DBS Group Holdings, Ltd.	5,000	$69,420
Genting Singapore PLC	16,000	11,680
Global Logistic Properties, Ltd.	7,000	13,927
Golden Agri-Resources, Ltd.	19,000	5,235
Hutchison Port Holdings Trust	14,000	5,810
Keppel Corp., Ltd.	4,000	19,867
Oversea-Chinese Banking Corp., Ltd.	8,000	55,650
Sembcorp Industries, Ltd.	3,000	6,827
Singapore Airlines, Ltd.	1,000	7,207
Singapore Exchange, Ltd.	2,000	11,021
Singapore Press Holdings, Ltd.	4,000	10,162
Singapore Technologies Engineering, Ltd.	4,000	10,678
Singapore Telecommunications, Ltd.	22,000	61,719
StarHub, Ltd.	2,000	4,122
Suntec Real Estate Investment Trust	7,000	8,967
United Overseas Bank, Ltd.	4,000	63,293
UOL Group, Ltd.	1,000	4,988
Wilmar International, Ltd.	5,000	12,632

		447,007

SOUTH AFRICA — 0.1%
Investec PLC	1,680	11,428
Mediclinic International PLC	992	8,832
Mondi PLC	992	23,903

		44,163

SPAIN — 3.5%
Abertis Infraestructuras SA	1,750	28,263
ACS Actividades de Construccion y Servicios SA	527	17,978
Aena SA (c)	180	28,550
Amadeus IT Group SA	1,180	60,024
Banco Bilbao Vizcaya Argentaria SA	17,804	138,437
Banco de Sabadell SA	14,314	26,302
Banco Popular Espanol SA	9,092	8,849
Banco Santander SA	39,076	240,105
Bankia SA	12,474	14,222
Bankinter SA	1,830	15,406
CaixaBank SA	8,914	38,412
Distribuidora Internacional de Alimentacion SA	1,690	9,799
Enagas SA	620	16,147
Endesa SA	870	20,499
Ferrovial SA	1,339	26,867
Gas Natural SDG SA	954	20,958
Grifols SA	820	20,163
Iberdrola SA	14,998	107,556
Industria de Diseno Textil SA	2,952	104,317
Mapfre SA	2,924	10,054
Red Electrica Corp. SA	1,170	22,525
Telefonica SA	12,132	136,051
Zardoya Otis SA	510	4,724

		1,116,208

SWEDEN — 3.1%
Alfa Laval AB	800	15,152
Assa Abloy AB Class B	2,720	56,147
Atlas Copco AB Class A	1,820	64,477
Atlas Copco AB Class B	1,050	33,494
Boliden AB	750	22,429
Electrolux AB Series B	660	18,414

Getinge AB Class B	550	9,684
Hennes & Mauritz AB Class B	2,570	65,917
Hexagon AB Class B	710	28,628
Husqvarna AB Class B	1,120	9,866
ICA Gruppen AB	220	7,535
Industrivarden AB Class C	440	9,566
Investor AB Class B	1,230	51,965
Kinnevik AB Class B	650	17,400
Nordea Bank AB	8,230	94,299
Sandvik AB	2,884	43,252
Securitas AB Class B	860	13,485
Skandinaviska Enskilda Banken AB Class A	4,120	46,007
Skanska AB Class B	930	21,978
SKF AB Class B	1,070	21,248
Svenska Cellulosa AB SCA Class B	1,650	53,409
Svenska Handelsbanken AB Class A	4,100	56,437
Swedbank AB Class A	2,450	56,967
Swedish Match AB	510	16,651
Tele2 AB Class B	968	9,275
Telefonaktiebolaget LM Ericsson Class B	8,310	55,659
Telia Co. AB	7,032	29,606
Volvo AB Class B	4,180	61,939

		990,886

SWITZERLAND — 9.8%
ABB, Ltd. (a)	5,320	124,529
Actelion, Ltd. (a)	280	79,081
Adecco Group AG	450	31,987
Aryzta AG (a)	240	7,709
Baloise Holding AG	140	19,260
Barry Callebaut AG (a)	10	13,078
Cie Financiere Richemont SA	1,410	111,566
Coca-Cola HBC AG (a)	490	12,628
Credit Suisse Group AG (a)	5,032	74,906
Dufry AG (a)	120	18,295
EMS-Chemie Holding AG	20	11,659
Galenica AG	10	10,550
Geberit AG	100	43,139
Givaudan SA	29	52,266
Julius Baer Group, Ltd. (a)	610	30,471
Kuehne + Nagel International AG	150	21,205
LafargeHolcim, Ltd. (a)	1,230	72,747
Lonza Group AG (a)	140	26,491
Nestle SA	8,624	662,125
Novartis AG	5,999	445,602
Pargesa Holding SA	90	6,366
Partners Group Holding AG	50	26,899
Roche Holding AG	1,887	482,236
Schindler Holding AG (d)	120	23,234
Schindler Holding AG (d)	60	11,383
SGS SA	18	38,430
Sika AG	8	48,034
Sonova Holding AG	140	19,428
STMicroelectronics NV	1,730	26,515
Swatch Group AG (d)	80	28,669
Swatch Group AG (d)	130	9,065
Swiss Life Holding AG (a)	90	29,060
Swiss Prime Site AG (a)	190	16,733
Swiss Re AG	910	81,777

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Swisscom AG	70	$32,316
Syngenta AG	250	110,420
UBS Group AG (a)	9,900	158,546
Wolseley PLC	690	43,313
Zurich Insurance Group AG (a)	410	109,530

		3,171,248

UNITED KINGDOM — 15.1%
3i Group PLC	2,630	24,649
Aberdeen Asset Management PLC	2,500	8,275
Admiral Group PLC	580	14,425
Ashtead Group PLC	1,360	28,111
Associated British Foods PLC	964	31,414
AstraZeneca PLC	3,396	208,611
Auto Trader Group PLC (c)	2,720	13,343
Aviva PLC	10,982	73,057
Babcock International Group PLC	690	7,610
BAE Systems PLC	8,584	68,965
Barclays PLC	42,414	119,385
Barratt Developments PLC	2,720	18,588
Berkeley Group Holdings PLC	360	14,437
British American Tobacco PLC	4,973	329,580
British Land Co. PLC REIT	2,660	20,290
BT Group PLC	22,842	90,887
Bunzl PLC	910	26,399
Burberry Group PLC	1,200	25,869
Capita PLC	1,810	12,776
Carnival PLC	510	29,195
CNH Industrial NV	2,780	26,879
Cobham PLC	4,620	7,684
Coca-Cola European Partners PLC	600	22,493
Compass Group PLC	4,450	83,801
Croda International PLC	350	15,598
DCC PLC	240	21,083
Diageo PLC	6,692	191,084
Direct Line Insurance Group PLC	3,730	16,203
Dixons Carphone PLC	2,660	10,564
easyJet PLC	430	5,517
Fiat Chrysler Automobiles NV (a)	1,996	21,882
G4S PLC	4,200	15,982
GKN PLC	4,640	21,079
GlaxoSmithKline PLC	13,086	271,550
Hammerson PLC	2,150	15,351
Hargreaves Lansdown PLC	710	11,551
HSBC Holdings PLC	53,222	433,183
IMI PLC	740	11,039
Imperial Brands PLC	2,540	122,821
Inmarsat PLC	1,220	12,975
InterContinental Hotels Group PLC	510	24,922
International Consolidated Airlines Group SA	2,190	14,522
Intertek Group PLC	440	21,645
Intu Properties PLC	2,550	8,903
ITV PLC	9,820	26,880
J Sainsbury PLC	4,440	14,674
Johnson Matthey PLC	520	20,027
Kingfisher PLC	6,160	25,119
Land Securities Group PLC REIT	2,140	28,338
Legal & General Group PLC	16,104	49,799
Lloyds Banking Group PLC	173,884	144,202

London Stock Exchange Group PLC	860	34,101
Marks & Spencer Group PLC	4,400	18,542
Meggitt PLC	2,100	11,693
Merlin Entertainments PLC (c)	1,920	11,515
National Grid PLC	10,066	127,570
Next PLC	380	20,527
Old Mutual PLC	13,350	33,487
Pearson PLC	2,230	19,032
Persimmon PLC	840	21,995
Petrofac, Ltd.	710	8,159
Provident Financial PLC	400	14,990
Prudential PLC	6,912	145,723
Randgold Resources, Ltd.	250	21,773
Reckitt Benckiser Group PLC	1,685	153,517
RELX NV	2,700	50,132
RELX PLC	2,962	57,928
Rolls-Royce Holdings PLC (a)	4,982	46,972
Royal Bank of Scotland Group PLC (a)	6,530	19,769
Royal Mail PLC	2,440	12,967
RSA Insurance Group PLC	2,770	20,315
Sage Group PLC	2,924	23,053
Schroders PLC	370	14,019
Segro PLC	2,688	15,334
Severn Trent PLC	650	19,361
Sky PLC	2,800	34,172
Smith & Nephew PLC	2,420	36,797
Smiths Group PLC	1,070	21,662
St James’s Place PLC	1,420	18,857
Standard Chartered PLC (a)	7,932	75,679
Standard Life PLC	5,350	23,729
Tate & Lyle PLC	1,260	12,045
Taylor Wimpey PLC	8,832	21,326
Tesco PLC (a)	22,124	51,346
Travis Perkins PLC	446	8,444
Unilever NV	4,410	219,657
Unilever PLC	3,470	170,937
United Utilities Group PLC	1,850	22,983
Vodafone Group PLC	71,561	186,215
Weir Group PLC	590	14,143
Whitbread PLC	490	24,251
William Hill PLC	2,350	8,545
Wm Morrison Supermarkets PLC	6,010	18,036
Worldpay Group PLC (c)	4,874	18,004
WPP PLC	3,490	76,459

		4,868,977

UNITED STATES — 0.6%
Mobileye NV (a)	470	28,858
QIAGEN NV (a)	587	17,083
Shire PLC	2,413	140,638
Taro Pharmaceutical Industries, Ltd. (a)	40	4,665

		191,244

TOTAL COMMON STOCKS (Cost $29,805,613)		32,095,607

RIGHTS — 0.0% (b)
GERMANY — 0.0% (b)
Deutsche Bank AG (expiring 4/6/17) (a) (Cost $0)	3,514	8,419

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f) (Cost $5,492)	5,492	$5,492

TOTAL INVESTMENTS — 99.4% (Cost $29,811,105)		32,109,518
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		199,041

NET ASSETS — 100.0%		$32,308,559

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,271,867	$—	$—	$2,271,867
Austria	56,275	—	—	56,275
Belgium	422,905	—	—	422,905
Chile	11,061	—	—	11,061
China	4,043	—	—	4,043
Denmark	564,099	—	—	564,099
Finland	339,282	—	—	339,282
France	3,084,274	—	—	3,084,274
Germany	3,227,483	—	—	3,227,483
Hong Kong	1,108,777	—	—	1,108,777
Ireland	235,071	—	—	235,071
Israel	191,200	—	—	191,200
Italy	441,912	—	—	441,912
Japan	7,962,429	—	—	7,962,429
Jordan	9,661	—	—	9,661
Luxembourg	105,707	—	—	105,707
Macau	16,481	—	—	16,481
Mexico	11,869	—	—	11,869
Netherlands	938,816	—	—	938,816
New Zealand	58,964	—	—	58,964
Norway	170,030	—	—	170,030
Portugal	33,668	—	—	33,668
Singapore	447,007	—	—	447,007
South Africa	44,163	—	—	44,163
Spain	1,116,208	—	—	1,116,208
Sweden	990,886	—	—	990,886
Switzerland	3,171,248	—	—	3,171,248
United Kingdom	4,868,977	—	—	4,868,977
United States	191,244	—	—	191,244
Rights
Germany	8,419	—	—	8,419
Short-Term Investment	5,492	—	—	5,492

TOTAL INVESTMENTS	$32,109,518	$—	$—	$32,109,518

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	209,672	204,180	5,492	$5,492	$38

TOTAL		$—				$5,492	$38

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 92.7%
BRAZIL — 7.2%
Ambev SA	7,400	$42,513
Banco Bradesco SA Preference Shares	5,326	54,318
Banco do Brasil SA	1,380	14,678
BB Seguridade Participacoes SA	1,184	10,889
BM&FBovespa SA	3,883	23,594
BRF SA	1,184	14,398
CCR SA	2,031	11,547
Cia de Saneamento Basico do Estado de Sao Paulo	986	10,121
Cielo SA	1,376	12,269
Embraer SA	1,972	10,801
Equatorial Energia SA	592	10,962
Itau Unibanco Holding SA Preference Shares	4,536	54,147
Itausa — Investimentos Itau SA (a)	116	347
Itausa — Investimentos Itau SA Preference Shares (b)	7,100	21,245
Kroton Educacional SA	2,366	9,896
Lojas Americanas SA Preference Shares	1,746	8,997
Lojas Renner SA	1,380	12,083
Raia Drogasil SA	394	7,281
Telefonica Brasil SA Preference Shares	986	14,519
Ultrapar Participacoes SA	592	13,354
Vale SA	3,354	31,470
Vale SA Preference Shares	1,776	15,780
WEG SA	1,776	9,733

		414,942

CHILE — 1.2%
Banco Santander Chile	230,236	14,386
Cencosud SA	3,228	9,886
Empresas CMPC SA	5,462	13,283
Enel Americas SA	59,094	12,235
SACI Falabella	1,942	16,278

		66,068

CHINA — 27.2%
58.com, Inc. ADR (b)	220	7,786
AAC Technologies Holdings, Inc.	1,000	11,703
Agricultural Bank of China, Ltd. Class H	24,000	11,056
Alibaba Group Holding, Ltd. ADR (b)	1,587	171,126
Anhui Conch Cement Co., Ltd. Class H	4,000	13,588
Baidu, Inc. ADR (b)	396	68,318
Bank of China, Ltd. Class H	104,000	51,655
Bank of Communications Co., Ltd. Class H	14,000	10,881
Beijing Enterprises Holdings, Ltd.	2,000	10,346
Beijing Enterprises Water Group, Ltd. (b)	16,000	11,859
Belle International Holdings, Ltd.	14,000	9,097
Brilliance China Automotive Holdings, Ltd.	8,000	13,382
Byd Co., Ltd. Class H (b)	2,000	11,092
CGN Power Co., Ltd. Class H (c)	34,000	10,500
China Cinda Asset Management Co., Ltd. Class H	28,000	10,881
China CITIC Bank Corp., Ltd. Class H	16,000	10,603
China Communications Construction Co., Ltd. Class H	10,000	14,103
China Conch Venture Holdings, Ltd.	5,000	9,818
China Construction Bank Corp. Class H	114,000	91,681
China Everbright International, Ltd.	8,000	10,768

China Evergrande Group	14,000	12,971
China Galaxy Securities Co., Ltd. Class H	11,000	10,149
China Life Insurance Co., Ltd. Class H	10,000	30,689
China Longyuan Power Group Corp., Ltd. Class H	12,000	9,326
China Mengniu Dairy Co., Ltd.	6,000	12,430
China Merchants Bank Co., Ltd. Class H	4,000	10,577
China Merchants Port Holdings Co., Ltd.	4,000	11,709
China Minsheng Banking Corp., Ltd. Class H	9,000	9,612
China Mobile, Ltd.	9,000	98,495
China Overseas Land & Investment, Ltd.	4,000	11,426
China Pacific Insurance Group Co., Ltd. Class H	2,800	10,106
China Railway Group, Ltd. Class H	14,000	12,520
China Resources Beer Holdings Co., Ltd. (b)	4,000	9,100
China Resources Gas Group, Ltd.	4,000	14,154
China Resources Land, Ltd.	4,000	10,809
China Taiping Insurance Holdings Co., Ltd. (b)	4,800	11,624
China Telecom Corp., Ltd. Class H	20,000	9,754
China Unicom Hong Kong, Ltd.	8,000	10,706
China Vanke Co., Ltd. Class H	4,000	10,809
CITIC Securities Co., Ltd. Class H	5,000	10,294
CITIC, Ltd.	6,000	8,554
Country Garden Holdings Co., Ltd.	20,000	17,989
CRRC Corp., Ltd. Class H	10,000	9,715
CSPC Pharmaceutical Group, Ltd.	8,000	10,479
Ctrip.com International, Ltd. ADR (b)	556	27,327
Fosun International, Ltd.	7,000	10,521
Geely Automobile Holdings, Ltd.	10,000	15,312
Great Wall Motor Co., Ltd. Class H	9,000	10,249
Guangdong Investment, Ltd.	8,000	11,406
Haitong Securities Co., Ltd. Class H	5,600	9,468
Hengan International Group Co., Ltd.	1,000	7,437
Huaneng Power International, Inc. Class H	16,000	10,685
Huatai Securities Co., Ltd. Class H (c)	4,800	9,339
Industrial & Commercial Bank of China, Ltd. Class H	98,000	64,060
JD.com, Inc. ADR (b)	1,020	31,732
Lenovo Group, Ltd.	16,000	10,541
NetEase, Inc. ADR	112	31,808
New China Life Insurance Co., Ltd. Class H	2,200	10,474
New Oriental Education & Technology Group, Inc. ADR (b)	212	12,801
PICC Property & Casualty Co., Ltd. Class H	8,000	12,332
Ping An Insurance Group Co. of China, Ltd. Class H	6,000	33,584
Semiconductor Manufacturing International Corp. (b)	8,200	10,150
Shenzhou International Group Holdings, Ltd.	2,000	12,623
Sinopharm Group Co., Ltd. Class H	2,400	11,133
TAL Education Group ADR (b)	138	14,707
Tencent Holdings, Ltd.	8,000	229,351
Vipshop Holdings, Ltd. ADR (b)	698	9,311
Want Want China Holdings, Ltd.	16,000	11,076
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,000	10,629

		1,562,296

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COLOMBIA — 0.6%
Bancolombia SA Preference Shares	1,026	$10,176
Grupo Argos SA	1,542	10,785
Grupo de Inversiones Suramericana SA	756	10,209

		31,170

EGYPT — 0.2%
Commercial International Bank Egypt SAE	2,084	8,720

GREECE — 0.2%
Piraeus Bank SA (b)	67,456	12,265

HONG KONG — 0.2%
Sino Biopharmaceutical, Ltd.	16,000	13,176

HUNGARY — 0.4%
OTP Bank PLC	438	12,277
Richter Gedeon Nyrt	480	10,922

		23,199

INDONESIA — 2.5%
Astra International Tbk PT	31,600	20,453
Bank Central Asia Tbk PT	18,800	23,349
Bank Mandiri Persero Tbk PT	14,800	12,995
Bank Negara Indonesia Persero Tbk PT	23,800	11,565
Bank Rakyat Indonesia Persero Tbk PT	17,800	17,332
Indofood Sukses Makmur Tbk PT	14,800	8,885
Kalbe Farma Tbk PT	74,200	8,575
Matahari Department Store Tbk PT	7,000	6,921
Telekomunikasi Indonesia Persero Tbk PT	79,800	24,732
Unilever Indonesia Tbk PT	3,000	9,754

		144,561

MALAYSIA — 2.7%
CIMB Group Holdings Bhd	8,600	10,824
DiGi.Com Bhd	8,200	9,505
Genting Bhd	5,400	11,702
Genting Malaysia Bhd	8,800	10,837
IHH Healthcare Bhd	6,600	8,948
IJM Corp. Bhd	12,600	9,680
IOI Corp. Bhd	9,200	9,667
Malayan Banking Bhd	5,600	11,287
Maxis Bhd	7,000	10,186
Petronas Chemicals Group Bhd	6,200	10,788
Petronas Gas Bhd	2,000	8,930
Public Bank Bhd	3,400	15,289
Sime Darby Bhd	5,755	12,068
Tenaga Nasional Bhd	5,000	15,501

		155,212

MEXICO — 4.1%
Alfa SAB de CV Class A	6,130	8,918
America Movil SAB de CV Series L	45,678	32,208
Cemex SAB de CV Series CPO (b)	20,368	18,330
Coca-Cola Femsa SAB de CV Series L	1,186	8,468
Fibra Uno Administracion SA de CV REIT	5,258	8,956
Fomento Economico Mexicano SAB de CV	2,570	22,657
Grupo Aeroportuario del Pacifico SAB de CV Class B	988	9,554
Grupo Bimbo SAB de CV Series A	3,560	8,806
Grupo Financiero Banorte SAB de CV Series O	3,164	18,086

Grupo Financiero Inbursa SAB de CV Series O	6,130	10,099
Grupo Financiero Santander Mexico SAB de CV Class B	5,536	9,953
Grupo Mexico SAB de CV Series B	6,130	18,318
Grupo Televisa SAB Series CPO	3,560	18,327
Industrias Penoles SAB de CV	426	10,925
Kimberly-Clark de Mexico SAB de CV Class A	4,350	9,384
Promotora y Operadora de Infraestructura SAB de CV (b)	790	8,488
Wal-Mart de Mexico SAB de CV	6,174	14,148

		235,625

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	4,398	21,047

PERU — 0.6%
Credicorp, Ltd.	198	32,333

PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	6,340	9,407
Ayala Corp.	580	9,768
Ayala Land, Inc.	13,200	8,695
BDO Unibank, Inc.	5,335	12,504
JG Summit Holdings, Inc.	6,720	10,895
SM Investments Corp.	720	10,002
SM Prime Holdings, Inc.	18,400	10,378
Universal Robina Corp.	2,720	8,864

		80,513

POLAND — 1.0%
Bank Pekao SA	344	11,470
KGHM Polska Miedz SA	714	20,869
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,686	13,643
Powszechny Zaklad Ubezpieczen SA	1,528	13,421

		59,403

QATAR — 0.9%
Ezdan Holding Group QSC	2,112	9,164
Industries Qatar QSC	334	10,118
Masraf Al Rayan QSC	1,026	11,877
Qatar Insurance Co. SAQ	471	9,094
Qatar National Bank QPSC	319	12,800

		53,053

RUSSIA — 1.5%
Magnit PJSC GDR	428	16,350
Mobile TeleSystems PJSC ADR	1,384	15,265
Sberbank of Russia PJSC ADR	3,758	43,367
VTB Bank PJSC GDR	4,618	10,571

		85,553

SOUTH AFRICA — 6.5%
AngloGold Ashanti, Ltd. (b)	552	5,897
Aspen Pharmacare Holdings, Ltd.	516	10,572
Barclays Africa Group, Ltd.	952	9,905
Bid Corp., Ltd.	564	10,924
Bidvest Group, Ltd.	856	9,823
Discovery, Ltd.	1,280	12,287
FirstRand, Ltd.	4,514	15,607
Fortress Income Fund, Ltd.	4,450	11,032

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Gold Fields, Ltd.	2,428	$8,469
Growthpoint Properties, Ltd. REIT	5,696	11,002
Life Healthcare Group Holdings, Ltd.	3,890	8,410
MTN Group, Ltd.	2,418	22,000
Naspers, Ltd. Class N	628	108,423
Nedbank Group, Ltd.	656	11,815
Redefine Properties, Ltd. REIT	12,636	10,376
Remgro, Ltd.	724	11,128
Sanlam, Ltd.	2,224	11,174
Sappi, Ltd.	1,810	12,301
Shoprite Holdings, Ltd.	750	10,829
SPAR Group, Ltd.	726	9,435
Standard Bank Group, Ltd.	1,760	18,868
Tiger Brands, Ltd.	376	11,229
Vodacom Group, Ltd.	954	10,814
Woolworths Holdings, Ltd.	1,838	9,583

		371,903

SOUTH KOREA — 16.4%
Amorepacific Corp.	54	13,545
AMOREPACIFIC Group	72	7,694
Celltrion, Inc.	130	10,474
CJ CheilJedang Corp.	32	10,101
Coway Co., Ltd.	118	10,151
Dongbu Insurance Co., Ltd.	158	9,042
E-MART, Inc.	68	12,496
GS Holdings Corp.	216	11,415
Hana Financial Group, Inc.	434	14,340
Hankook Tire Co., Ltd.	194	9,455
Hyundai Engineering & Construction Co., Ltd.	268	11,863
Hyundai Glovis Co., Ltd.	64	8,413
Hyundai Heavy Industries Co., Ltd. (b)	74	10,918
Hyundai Mobis Co., Ltd.	98	21,076
Hyundai Motor Co.	198	27,886
Hyundai Motor Co. Preference Shares	116	10,300
Hyundai Steel Co.	226	11,822
Industrial Bank of Korea	908	9,906
Kangwon Land, Inc.	296	10,111
KB Financial Group, Inc.	572	25,063
Kia Motors Corp.	424	14,047
Korea Aerospace Industries, Ltd.	158	8,138
Korea Electric Power Corp.	374	15,535
Korea Zinc Co., Ltd.	26	10,044
KT&G Corp.	180	15,694
LG Chem, Ltd.	80	21,032
LG Corp.	180	11,299
LG Display Co., Ltd.	374	10,117
LG Electronics, Inc.	224	13,601
LG Household & Health Care, Ltd.	16	11,603
Lotte Chemical Corp.	36	11,927
NAVER Corp.	42	32,111
NCSoft Corp.	40	10,909
POSCO	112	29,144
S-Oil Corp.	138	12,402
Samsung C&T Corp.	110	12,541
Samsung Electronics Co., Ltd.	135	248,681
Samsung Electronics Co., Ltd. Preference Shares	36	51,603
Samsung Fire & Marine Insurance Co., Ltd.	46	11,024

Samsung Life Insurance Co., Ltd.	104	10,090
Samsung SDI Co., Ltd.	122	15,055
Samsung SDS Co., Ltd.	72	8,595
Shinhan Financial Group Co., Ltd.	612	25,502
SK Holdings Co., Ltd.	70	15,242
SK Hynix, Inc.	868	39,197
SK Telecom Co., Ltd.	50	11,267
Woori Bank	966	11,230

		943,701

TAIWAN — 13.6%
Advanced Semiconductor Engineering, Inc.	10,312	13,169
Asustek Computer, Inc.	2,000	19,774
AU Optronics Corp.	25,000	9,764
Catcher Technology Co., Ltd.	2,000	19,774
Cathay Financial Holding Co., Ltd.	9,000	14,445
Chang Hwa Commercial Bank, Ltd.	20,000	12,194
Cheng Shin Rubber Industry Co., Ltd.	4,000	8,266
China Development Financial Holding Corp.	40,000	10,981
China Life Insurance Co., Ltd.	12,000	11,865
China Steel Corp.	22,000	18,344
Chunghwa Telecom Co., Ltd.	3,000	10,184
Compal Electronics, Inc.	16,000	10,441
CTBC Financial Holding Co., Ltd.	22,000	13,595
Delta Electronics, Inc.	2,000	10,711
E.Sun Financial Holding Co., Ltd.	18,000	10,945
Far EasTone Telecommunications Co., Ltd.	4,000	9,821
First Financial Holding Co., Ltd.	20,000	12,194
Formosa Chemicals & Fibre Corp.	4,000	12,445
Formosa Petrochemical Corp.	4,000	13,974
Formosa Plastics Corp.	6,000	17,896
Foxconn Technology Co., Ltd.	4,000	12,194
Fubon Financial Holding Co., Ltd.	9,000	14,682
Hon Hai Precision Industry Co., Ltd.	22,000	65,980
Hua Nan Financial Holdings Co., Ltd.	20,000	11,172
Lite-On Technology Corp.	8,000	13,789
MediaTek, Inc.	2,000	14,172
Mega Financial Holding Co., Ltd.	14,000	11,304
Nan Ya Plastics Corp.	8,000	18,957
Pegatron Corp.	4,000	11,838
President Chain Store Corp.	2,000	16,479
Quanta Computer, Inc.	4,000	8,134
Siliconware Precision Industries Co., Ltd.	6,000	9,788
SinoPac Financial Holdings Co., Ltd.	34,000	10,612
Taishin Financial Holding Co., Ltd.	28,000	11,673
Taiwan Cement Corp.	8,000	9,571
Taiwan Cooperative Financial Holding Co., Ltd.	22,000	10,948
Taiwan Mobile Co., Ltd.	2,000	7,349
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	224,240
Uni-President Enterprises Corp.	8,000	15,002
United Microelectronics Corp.	28,000	11,258
Yuanta Financial Holding Co., Ltd.	28,000	11,812

		781,736

THAILAND — 1.9%
Advanced Info Service PCL NVDR	2,600	13,468
Airports of Thailand PCL NVDR	8,000	9,138
Bangkok Dusit Medical Services PCL	16,200	9,995

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CP ALL PCL NVDR	8,200	$14,079
Kasikornbank PCL	2,800	15,401
Minor International PCL NVDR	8,800	9,411
PTT Global Chemical PCL NVDR	6,000	12,790
Siam Cement PCL	800	12,572
Siam Commercial Bank PCL NVDR	3,000	14,231

		111,085

TURKEY — 1.1%
Akbank TAS	4,586	10,742
BIM Birlesik Magazalar A/S	616	9,456
Haci Omer Sabanci Holding A/S	3,260	8,952
Turkcell Iletisim Hizmetleri A/S (b)	3,134	10,301
Turkiye Garanti Bankasi A/S	5,286	12,861
Turkiye Is Bankasi Class C	6,884	12,533

		64,845

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	5,948	11,012
Aldar Properties PJSC	14,094	8,672
DP World, Ltd.	532	11,438
Emaar Properties PJSC	5,634	11,198
Emirates Telecommunications Group Co. PJSC	2,014	9,897

		52,217

TOTAL COMMON STOCKS (Cost $5,088,353)		5,324,623

RIGHTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Life Healthcare Group Holdings, Ltd. (expiring 4/13/17) (b) (Cost $0)	1,331	447

SHORT-TERM INVESTMENT — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f) (Cost $346,147)	346,147	346,147

TOTAL INVESTMENTS — 98.7% (Cost $5,434,500)		5,671,217
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		74,903

NET ASSETS — 100.0%		$5,746,120

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $347 representing less than 0.05% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
SGX NIFTY 50	04/27/2017	22	404,712	3,650

During the period ended March 31, 2017, average notional value related to futures contracts was $393,408 or 7% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$414,595	$347	$—	$414,942
Chile	66,068	—	—	66,068
China	1,562,296	—	—	1,562,296
Colombia	31,170	—	—	31,170
Egypt	8,720	—	—	8,720

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Greece	$12,265	$—	$ —	$12,265
Hong Kong	13,176	—	—	13,176
Hungary	23,199	—	—	23,199
Indonesia	144,561	—	—	144,561
Malaysia	155,212	—	—	155,212
Mexico	235,625	—	—	235,625
Netherlands	21,047	—	—	21,047
Peru	32,333	—	—	32,333
Philippines	80,513	—	—	80,513
Poland	59,403	—	—	59,403
Qatar	53,053	—	—	53,053
Russia	85,553	—	—	85,553
South Africa	371,903	—	—	371,903
South Korea	943,701	—	—	943,701
Taiwan	781,736	—	—	781,736
Thailand	111,085	—	—	111,085
Turkey	64,845	—	—	64,845
United Arab Emirates	52,217	—	—	52,217
Rights
South Africa	447	—	—	447
Short-Term Investment	346,147	—	—	346,147

TOTAL INVESTMENTS	$5,670,870	$347	$—	$5,671,217

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	3,650	—	—	3,650

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,674,520	$347	$—	$5,674,867

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	439,514	93,367	346,147	$346,147	$610

TOTAL		$—				$346,147	$610

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 5.1%
AGL Energy, Ltd.	15,569	$313,192
Amcor, Ltd.	6,324	72,653
ASX, Ltd.	2,536	97,658
Australia & New Zealand Banking Group, Ltd.	12,179	295,632
BHP Billiton PLC	8,307	128,182
BHP Billiton, Ltd.	9,040	165,784
Brambles, Ltd.	17,780	126,818
Cochlear, Ltd.	815	84,076
Commonwealth Bank of Australia	7,191	471,273
CSL, Ltd.	7,367	704,344
GPT Group REIT	22,351	87,810
Insurance Australia Group, Ltd.	13,865	63,990
LendLease Group	5,938	70,574
Macquarie Group, Ltd.	1,030	70,873
Medibank Pvt, Ltd.	24,858	53,475
National Australia Bank, Ltd.	9,898	251,740
Newcrest Mining, Ltd.	3,698	62,824
QBE Insurance Group, Ltd.	7,018	69,009
Ramsay Health Care, Ltd.	1,161	61,899
REA Group, Ltd.	1,331	60,241
Scentre Group REIT	53,593	175,390
SEEK, Ltd.	5,209	63,261
Sonic Healthcare, Ltd.	12,553	211,822
Stockland REIT	26,487	93,754
Suncorp Group, Ltd.	6,713	67,649
Telstra Corp., Ltd.	175,473	623,786
Transurban Group Stapled Security	23,589	210,000
Vicinity Centres REIT	74,136	160,050
Wesfarmers, Ltd.	12,995	446,789
Westfield Corp.	32,477	220,003
Westpac Banking Corp.	11,171	298,774
Woodside Petroleum, Ltd.	3,692	90,351
Woolworths, Ltd.	18,399	371,945

		6,345,621

AUSTRIA — 0.1%
OMV AG	2,233	88,093

BELGIUM — 1.0%
Ageas	1,291	50,592
Anheuser-Busch InBev SA	2,147	236,292
Colruyt SA	5,116	251,813
Groupe Bruxelles Lambert SA	729	66,353
KBC Group NV	946	62,923
Proximus SADP	9,680	304,540
Solvay SA	600	73,510
UCB SA	2,061	160,278

		1,206,301

DENMARK — 3.3%
AP Moeller — Maersk A/S Class B	44	73,220
Carlsberg A/S Class B	643	59,558
Chr Hansen Holding A/S	4,299	276,758
Coloplast A/S Class B	4,431	347,011
Danske Bank A/S	16,318	557,409
DONG Energy A/S (a)	5,251	203,084
DSV A/S	6,153	319,475
Genmab A/S (b)	227	43,848
ISS A/S	5,294	200,788

Novo Nordisk A/S Class B	34,619	1,192,514
Novozymes A/S Class B	3,358	133,494
Pandora A/S	1,549	171,993
TDC A/S	17,908	92,621
Tryg A/S	8,047	146,409
Vestas Wind Systems A/S	292	23,813
William Demant Holding A/S (b)	9,769	204,717

		4,046,712

FINLAND — 1.2%
Elisa Oyj	5,423	192,276
Fortum Oyj	3,915	62,097
Kone Oyj Class B	5,080	223,635
Neste Oyj	1,419	55,487
Nokia Oyj	8,281	44,550
Nokian Renkaat Oyj	1,546	64,719
Orion Oyj Class B	3,998	208,971
Sampo Oyj Class A	9,823	467,105
UPM-Kymmene Oyj	2,199	51,790
Wartsila Oyj Abp	1,976	105,988

		1,476,618

FRANCE — 7.5%
Aeroports de Paris	1,807	223,901
Air Liquide SA	4,864	557,165
Airbus SE	7,363	561,730
Atos SE	559	69,324
AXA SA	10,671	276,826
BNP Paribas SA	7,102	474,215
Bureau Veritas SA	3,227	68,252
Cap Gemini SA	643	59,529
Carrefour SA	2,623	62,000
Casino Guichard Perrachon SA	1,114	62,469
Cie de Saint-Gobain	2,234	115,013
Cie Generale des Etablissements Michelin	2,148	261,558
Credit Agricole SA	12,350	167,754
Danone SA	3,184	217,131
Dassault Systemes SE	3,400	295,063
Engie SA	8,263	117,365
Essilor International SA	2,451	298,585
Eutelsat Communications SA	3,483	77,969
Hermes International	473	224,669
Iliad SA	344	77,135
Kering	302	78,312
L’Oreal SA	4,293	827,173
Legrand SA	2,838	171,560
LVMH Moet Hennessy Louis Vuitton SE	3,139	691,104
Orange SA	6,973	108,625
Pernod Ricard SA	471	55,867
Peugeot SA (b)	1,406	28,384
Publicis Groupe SA	2,107	147,629
Renault SA	1,032	89,880
Safran SA	858	64,265
Sanofi	4,084	369,624
Schneider Electric SE	1,635	120,014
SCOR SE	7,747	293,566
SEB SA	517	72,382
Societe BIC SA	388	48,470
Societe Generale SA	6,193	314,958
Sodexo SA	2,063	243,265

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Thales SA	3,142	$304,665
TOTAL SA	10,971	556,369
Unibail-Rodamco SE	258	60,459
Valeo SA	2,926	195,375
Vinci SA	1,592	126,512
Vivendi SA	5,336	104,012

		9,340,123

GERMANY — 8.6%
adidas AG	2,147	409,434
Allianz SE	1,721	319,637
BASF SE	10,671	1,060,511
Bayer AG	10,162	1,174,370
Bayerische Motoren Werke AG	1,506	137,735
Beiersdorf AG	3,499	332,059
Commerzbank AG	13,124	119,004
Continental AG	1,546	339,799
Covestro AG (a)	815	62,901
Daimler AG	5,851	433,049
Deutsche Bank AG (b)	11,748	202,926
Deutsche Boerse AG (b)	1,106	101,625
Deutsche Lufthansa AG	3,529	57,372
Deutsche Post AG	11,878	407,865
Deutsche Telekom AG	9,509	167,048
E.ON SE	21,391	170,469
Fresenius Medical Care AG & Co. KGaA	3,528	298,285
Fresenius SE & Co. KGaA	2,540	204,646
Fuchs Petrolub SE Preference Shares	1,161	56,785
GEA Group AG	1,762	75,080
Hannover Rueck SE	772	89,299
HeidelbergCement AG	645	60,542
Henkel AG & Co. KGaA	2,926	325,938
Henkel AG & Co. KGaA Preference Shares	1,879	241,363
HUGO BOSS AG	1,075	78,655
Infineon Technologies AG	4,431	90,731
Innogy SE (a) (b)	831	31,450
Linde AG	520	86,817
MAN SE	2,233	230,782
Merck KGaA	1,377	157,292
METRO AG	3,224	103,378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,932	378,972
Porsche Automobil Holding SE Preference Shares	2,624	143,524
ProSiebenSat.1 Media SE	2,320	102,989
RWE AG (b)	8,736	145,153
SAP SE	12,051	1,185,543
Siemens AG	2,233	306,658
ThyssenKrupp AG	3,397	83,420
TUI AG	13,828	191,241
United Internet AG	1,678	74,444
Volkswagen AG Preference Shares	2,405	351,372

		10,590,163

HONG KONG — 4.4%
AIA Group, Ltd.	25,823	162,816
Bank of East Asia, Ltd.	17,205	71,176
BOC Hong Kong Holdings, Ltd.	21,536	87,984
Cheung Kong Infrastructure Holdings, Ltd.	43,000	337,515
Cheung Kong Property Holdings, Ltd.	19,620	132,163

CK Hutchison Holdings, Ltd.	19,500	239,876
CLP Holdings, Ltd.	64,000	669,112
Hang Seng Bank, Ltd.	34,429	698,193
HK Electric Investments & HK Electric Investments, Ltd. (a)	192,540	177,390
HKT Trust & HKT, Ltd.	171,540	221,171
Hong Kong & China Gas Co., Ltd.	129,424	258,798
Hong Kong Exchanges & Clearing, Ltd.	17,128	431,093
Li & Fung, Ltd.	172,000	74,585
Link REIT	21,500	150,637
MTR Corp., Ltd.	86,167	483,972
New World Development Co., Ltd.	86,489	106,393
PCCW, Ltd.	215,000	126,707
Power Assets Holdings, Ltd.	43,000	370,714
Sands China, Ltd.	34,400	159,352
Swire Pacific, Ltd. Class A	19,500	194,711
Techtronic Industries Co., Ltd.	21,500	87,007
Yue Yuen Industrial Holdings, Ltd.	43,500	171,000

		5,412,365

IRELAND — 0.8%
Bank of Ireland (b)	73,826	18,556
CRH PLC	2,190	77,460
Experian PLC	10,802	219,900
Kerry Group PLC Class A	5,550	437,483
Paddy Power Betfair PLC	688	73,953
Ryanair Holdings PLC ADR (b)	2,644	219,399

		1,046,751

ISRAEL — 1.1%
Azrieli Group, Ltd.	3,384	179,150
Bank Hapoalim BM	59,870	364,118
Bank Leumi Le-Israel BM (b)	51,741	228,028
Bezeq The Israeli Telecommunication Corp., Ltd.	74,141	132,945
Check Point Software Technologies, Ltd. (b)	2,106	216,202
Mizrahi Tefahot Bank, Ltd.	10,457	176,967
Teva Pharmaceutical Industries, Ltd.	2,973	97,531

		1,394,941

ITALY — 1.2%
Assicurazioni Generali SpA	8,821	140,574
Enel SpA	45,802	216,231
Eni SpA	16,575	272,121
Ferrari NV	1,377	102,726
Intesa Sanpaolo SpA	54,149	147,452
Luxottica Group SpA	1,589	87,950
Snam SpA	46,287	200,698
Telecom Italia RSP/Milano	93,708	68,554
UniCredit SpA	15,100	233,370

		1,469,676

JAPAN — 22.0%
ABC-Mart, Inc.	2,800	163,583
Aeon Co., Ltd.	4,300	62,708
Ajinomoto Co., Inc.	4,400	86,732
ANA Holdings, Inc.	86,000	262,253
Aozora Bank, Ltd.	30,000	110,383
Asahi Group Holdings, Ltd.	4,300	162,384
Asics Corp.	1,200	19,255
Astellas Pharma, Inc.	47,200	620,975

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Benesse Holdings, Inc.	4,300	$134,291
Bridgestone Corp.	12,400	501,097
Canon, Inc.	21,500	669,716
Chubu Electric Power Co., Inc.	4,300	57,537
Concordia Financial Group, Ltd.	7,900	36,540
Dai-ichi Life Holdings, Inc.	8,008	143,480
Daicel Corp.	3,500	42,121
Daiichi Sankyo Co., Ltd.	8,506	191,372
Daito Trust Construction Co., Ltd.	700	96,083
Denso Corp.	3,300	145,025
East Japan Railway Co.	4,300	374,084
Eisai Co., Ltd.	3,300	170,701
FamilyMart UNY Holdings Co., Ltd.	3,900	232,397
Fuji Heavy Industries, Ltd.	8,700	318,784
Fujitsu, Ltd.	5,000	30,553
Hitachi, Ltd.	37,000	200,058
Honda Motor Co., Ltd.	9,900	297,720
Hoya Corp.	4,400	211,491
Inpex Corp.	4,100	40,271
Isuzu Motors, Ltd.	5,300	70,037
ITOCHU Corp.	11,414	161,843
Japan Airlines Co., Ltd.	8,600	272,131
Japan Exchange Group, Inc.	8,606	122,413
Japan Post Bank Co., Ltd.	8,300	102,865
Japan Prime Realty Investment Corp. REIT	43	166,320
Japan Real Estate Investment Corp. REIT	38	201,203
Japan Retail Fund Investment Corp. REIT	129	252,837
Japan Tobacco, Inc.	13,600	441,576
JFE Holdings, Inc.	3,200	54,807
JX Holdings, Inc.	12,632	61,975
Kajima Corp.	39,000	254,097
Kakaku.com, Inc.	4,300	58,463
Kansai Electric Power Co., Inc.	3,100	38,030
Kao Corp.	8,600	471,098
KDDI Corp.	29,918	784,532
Keikyu Corp.	31,000	339,962
Keyence Corp.	400	160,029
Kirin Holdings Co., Ltd.	8,700	163,998
Koito Manufacturing Co., Ltd.	400	20,784
Komatsu, Ltd.	4,300	111,967
Kubota Corp.	4,300	64,483
Kyowa Hakko Kirin Co., Ltd.	4,300	67,994
Kyushu Financial Group, Inc.	5,100	31,168
Lawson, Inc.	2,600	176,164
LINE Corp. (b)	900	34,528
LIXIL Group Corp.	1,500	38,028
M3, Inc.	3,900	96,704
Marubeni Corp.	29,900	183,940
Mazda Motor Corp.	4,300	61,859
McDonald’s Holdings Co., Japan, Ltd.	4,300	125,415
MEIJI Holdings Co., Ltd.	3,300	274,531
Miraca Holdings, Inc.	3,000	137,844
MISUMI Group, Inc.	1,100	19,862
Mitsubishi Chemical Holdings Corp.	12,900	99,722
Mitsubishi Corp.	9,100	196,447
Mitsubishi Electric Corp.	3,700	53,028
Mitsubishi Heavy Industries, Ltd.	27,000	108,213
Mitsubishi Tanabe Pharma Corp.	13,013	270,700
Mitsubishi UFJ Financial Group, Inc.	94,300	592,136

Mitsui & Co., Ltd.	13,200	191,017
Mizuho Financial Group, Inc.	322,800	590,965
MS&AD Insurance Group Holdings, Inc.	4,300	136,606
Murata Manufacturing Co., Ltd.	3,100	440,532
Nabtesco Corp.	1,500	39,711
Nagoya Railroad Co., Ltd.	42,000	188,836
NEC Corp.	7,000	16,836
NH Foods, Ltd.	4,000	107,296
Nippon Building Fund, Inc. REIT	8	43,723
Nippon Paint Holdings Co., Ltd.	900	31,298
Nippon Prologis REIT, Inc.	87	188,397
Nippon Steel & Sumitomo Metal Corp.	4,400	101,283
Nippon Telegraph & Telephone Corp.	17,200	733,504
Nippon Yusen KK (b)	4,000	8,436
Nissan Motor Co., Ltd.	12,916	124,431
Nissin Foods Holdings Co., Ltd.	4,300	238,096
Nitori Holdings Co., Ltd.	3,000	378,803
Nitto Denko Corp.	3,000	231,589
Nomura Holdings, Inc.	18,000	111,767
Nomura Real Estate Master Fund, Inc.	214	331,860
Nomura Research Institute, Ltd.	4,500	165,575
NTT DOCOMO, Inc.	17,122	398,356
Obayashi Corp.	8,600	80,343
Oracle Corp. Japan	4,100	234,012
Oriental Land Co., Ltd.	4,300	246,315
ORIX Corp.	7,200	106,452
Osaka Gas Co., Ltd.	43,000	163,233
Otsuka Corp.	3,600	195,136
Otsuka Holdings Co., Ltd.	12,900	581,386
Panasonic Corp.	9,500	107,251
Park24 Co., Ltd.	4,300	112,449
Recruit Holdings Co., Ltd.	11,835	603,274
Resona Holdings, Inc.	22,000	118,045
Ricoh Co., Ltd.	5,000	41,102
Ryohin Keikaku Co., Ltd.	100	21,888
Sankyo Co., Ltd.	4,300	143,552
Santen Pharmaceutical Co., Ltd.	8,600	124,412
Secom Co., Ltd.	4,300	307,518
Sekisui House, Ltd.	4,300	70,657
Seven & i Holdings Co., Ltd.	4,200	164,412
Shimamura Co., Ltd.	300	39,603
Shimano, Inc.	400	58,333
Shin-Etsu Chemical Co., Ltd.	300	25,964
Shionogi & Co., Ltd.	700	36,109
SMC Corp.	300	88,630
SoftBank Group Corp.	3,900	275,166
Sompo Holdings, Inc.	800	29,285
Sony Corp.	4,300	145,327
Start Today Co., Ltd.	1,100	24,314
Sumitomo Corp.	8,712	117,080
Sumitomo Electric Industries, Ltd.	4,400	72,892
Sumitomo Mitsui Financial Group, Inc.	11,800	428,350
Sumitomo Mitsui Trust Holdings, Inc.	3,000	103,922
Suntory Beverage & Food, Ltd.	8,387	353,002
Suruga Bank, Ltd.	800	16,828
Suzuken Co., Ltd.	1,100	36,032
Suzuki Motor Corp.	1,100	45,627
Sysmex Corp.	3,500	212,016
T&D Holdings, Inc.	3,200	46,408

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Taiheiyo Cement Corp.	3,000	$10,015
Taisei Corp.	5,000	36,391
Taisho Pharmaceutical Holdings Co., Ltd.	3,500	283,945
Takeda Pharmaceutical Co., Ltd.	11,900	558,423
Terumo Corp.	4,200	145,679
Tobu Railway Co., Ltd.	39,000	197,397
Tohoku Electric Power Co., Inc.	4,300	58,193
Tokio Marine Holdings, Inc.	4,100	172,786
Tokyo Electric Power Co. Holdings, Inc. (b)	31,200	122,078
Tokyo Gas Co., Ltd.	30,043	136,586
TonenGeneral Sekiyu KK (b) (c)	5,000	62,554
Toray Industries, Inc.	36,000	318,873
Toshiba Corp. (b)	11,000	23,830
Toyo Suisan Kaisha, Ltd.	8,500	316,185
Toyota Motor Corp.	16,000	867,558
Toyota Tsusho Corp.	3,400	102,827
Trend Micro, Inc.	500	22,211
Tsuruha Holdings, Inc.	400	36,974
Unicharm Corp.	3,906	93,505
United Urban Investment Corp. REIT	172	263,950
USS Co., Ltd.	8,600	143,243
West Japan Railway Co.	3,400	220,940
Yahoo! Japan Corp.	17,200	79,339
Yamada Denki Co., Ltd.	25,800	128,502
Yamaguchi Financial Group, Inc.	2,000	21,664
Yamato Holdings Co., Ltd.	8,500	177,926

		27,302,143

LUXEMBOURG — 0.4%
ArcelorMittal (b)	11,487	96,887
RTL Group SA (b)	2,538	204,946
SES SA	7,466	174,118

		475,951

MEXICO — 0.0% (d)
Fresnillo PLC	1,124	21,870

NETHERLANDS — 2.6%
Aegon NV	15,363	78,395
Akzo Nobel NV	946	78,647
ASML Holding NV	5,209	693,068
Boskalis Westminster	1,589	54,937
EXOR NV	1,549	80,318
Heineken NV	686	58,550
ING Groep NV	15,023	227,681
Koninklijke Ahold Delhaize NV	16,060	344,570
Koninklijke DSM NV	1,159	78,604
Koninklijke KPN NV	15,973	48,228
Koninklijke Philips NV	3,012	97,063
NN Group NV	7,101	231,530
NXP Semiconductors NV (b)	139	14,387
Randstad Holding NV	1,106	63,996
Royal Dutch Shell PLC Class A	20,710	542,797
Royal Dutch Shell PLC Class B	17,120	467,651
Wolters Kluwer NV	1,762	73,431

		3,233,853

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	18,253	86,256
Contact Energy, Ltd.	6,484	22,935
Meridian Energy, Ltd.	33,188	64,960

Ryman Healthcare, Ltd.	10,071	59,207
Spark New Zealand, Ltd.	23,289	56,981

		290,339

NORWAY — 0.3%
DNB ASA	5,980	94,759
Gjensidige Forsikring ASA	2,924	44,530
Statoil ASA	7,546	128,887
Telenor ASA	5,207	86,633
Yara International ASA	1,329	51,155

		405,964

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	17,007	57,753
Jeronimo Martins SGPS SA	3,657	65,593

		123,346

SINGAPORE — 2.2%
ComfortDelGro Corp., Ltd.	43,000	78,781
DBS Group Holdings, Ltd.	42,252	586,623
Keppel Corp., Ltd.	20,311	100,879
Oversea-Chinese Banking Corp., Ltd.	85,602	595,471
Singapore Airlines, Ltd.	43,000	309,891
Singapore Press Holdings, Ltd.	43,000	109,246
Singapore Technologies Engineering, Ltd.	43,000	114,786
Singapore Telecommunications, Ltd.	219,100	614,665
StarHub, Ltd.	43,000	88,628
United Overseas Bank, Ltd.	4,200	66,458

		2,665,428

SOUTH AFRICA — 0.1%
Mondi PLC	4,299	103,589

SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	2,311	78,836
Amadeus IT Group SA	6,324	321,688
Banco Bilbao Vizcaya Argentaria SA	35,707	277,644
Banco de Sabadell SA	36,370	66,829
Banco Popular Espanol SA	27,921	27,175
Banco Santander SA	98,271	603,832
CaixaBank SA	20,226	87,158
Distribuidora Internacional de Alimentacion SA	9,509	55,134
Endesa SA	5,507	129,757
Iberdrola SA	21,285	152,642
Industria de Diseno Textil SA	14,672	518,478
Repsol SA	10,812	167,389
Telefonica SA	17,753	199,086

		2,685,648

SWEDEN — 2.3%
Alfa Laval AB	3,770	71,403
Assa Abloy AB Class B	11,006	227,188
Atlas Copco AB Class A	11,790	417,681
Atlas Copco AB Class B	2,579	82,266
Hennes & Mauritz AB Class B	18,927	485,454
Hexagon AB Class B	2,581	104,069
ICA Gruppen AB	2,277	77,989
Investor AB Class B	3,529	149,092
Kinnevik AB Class B	4,173	111,706
L E Lundbergforetagen AB Class B	1,463	99,546

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Nordea Bank AB	12,783	$146,467
Sandvik AB	5,981	89,699
Securitas AB Class B	1,877	29,432
Skandinaviska Enskilda Banken AB Class A	6,585	73,533
Skanska AB Class B	5,379	127,120
Svenska Cellulosa AB SCA Class B	1,890	61,177
Svenska Handelsbanken AB Class A	4,994	68,744
Swedbank AB Class A	3,182	73,988
Swedish Match AB	1,932	63,078
Telefonaktiebolaget LM Ericsson Class B	11,878	79,557
Telia Co. AB	34,824	146,616
Volvo AB Class B	6,628	98,214

		2,884,019

SWITZERLAND — 12.6%
ABB, Ltd.	26,301	615,647
Actelion, Ltd. (b)	1,623	458,387
Adecco Group AG	2,148	152,685
Baloise Holding AG	1,075	147,887
Barry Callebaut AG (b)	86	112,467
Chocoladefabriken Lindt & Spruengli AG	86	488,016
Cie Financiere Richemont SA	901	71,291
Credit Suisse Group AG (b)	12,135	180,640
EMS-Chemie Holding AG	129	75,200
Galenica AG	43	45,365
Geberit AG	600	258,834
Givaudan SA	214	385,690
Glencore PLC (b)	84,799	332,055
Julius Baer Group, Ltd. (b)	2,908	145,262
Kuehne + Nagel International AG	3,743	529,132
LafargeHolcim, Ltd. (b) (e)	688	40,691
LafargeHolcim, Ltd. (b) (e)	817	48,497
Nestle SA	39,684	3,046,821
Novartis AG	13,649	1,013,840
Partners Group Holding AG	560	301,274
Roche Holding AG	10,928	2,792,729
Schindler Holding AG (e)	600	116,170
Schindler Holding AG (e)	514	97,516
SGS SA	86	183,608
Sika AG	41	246,176
Sonova Holding AG	3,313	459,739
Swatch Group AG	258	92,457
Swiss Life Holding AG (b)	473	152,728
Swiss Prime Site AG (b)	3,829	337,206
Swiss Re AG	7,875	707,684
Swisscom AG	1,245	574,768
Syngenta AG	1,290	569,768
UBS Group AG (b)	15,476	247,845
Wolseley PLC	3,227	202,567
Zurich Insurance Group AG	1,632	435,983

		15,666,625

UNITED KINGDOM — 19.9%
3i Group PLC	8,909	83,496
Aberdeen Asset Management PLC	16,576	54,866
Admiral Group PLC	7,058	175,543
Anglo American PLC (b)	8,568	130,655
Ashtead Group PLC	6,415	132,598
Associated British Foods PLC	4,951	161,337
AstraZeneca PLC	27,219	1,672,019

Aviva PLC	12,394	82,450
Babcock International Group PLC	5,981	65,964
BAE Systems PLC	44,786	359,817
Barclays PLC	101,760	286,430
Barratt Developments PLC	11,887	81,232
Berkeley Group Holdings PLC	2,190	87,823
BP PLC	107,473	614,900
British American Tobacco PLC	24,654	1,633,916
BT Group PLC	148,219	589,753
Bunzl PLC	7,361	213,546
Burberry Group PLC	6,109	131,696
Centrica PLC	59,644	161,843
CNH Industrial NV	5,898	57,026
Compass Group PLC	52,685	992,152
Croda International PLC	1,847	82,313
Diageo PLC	42,093	1,201,925
Direct Line Insurance Group PLC	53,897	234,132
easyJet PLC	1,304	16,730
Fiat Chrysler Automobiles NV (b)	17,217	188,748
GKN PLC	29,054	131,989
GlaxoSmithKline PLC	34,055	706,683
Hargreaves Lansdown PLC	4,084	66,440
HSBC Holdings PLC	154,383	1,256,551
IMI PLC	4,945	73,769
Imperial Brands PLC	17,775	859,508
Intertek Group PLC	1,933	95,090
ITV PLC	58,410	159,882
J Sainsbury PLC	19,201	63,458
Johnson Matthey PLC	2,491	95,938
Kingfisher PLC	54,838	223,614
Land Securities Group PLC REIT	5,379	71,230
Legal & General Group PLC	73,393	226,958
Lloyds Banking Group PLC	219,915	182,375
London Stock Exchange Group PLC	1,377	54,600
Marks & Spencer Group PLC	30,775	129,686
Meggitt PLC	10,328	57,509
Merlin Entertainments PLC (a)	14,758	88,506
National Grid PLC	48,424	613,692
Next PLC	1,934	104,474
Old Mutual PLC	22,990	57,668
Pearson PLC	4,816	41,101
Persimmon PLC	5,080	133,017
Provident Financial PLC	1,721	64,496
Prudential PLC	8,821	185,970
Randgold Resources, Ltd.	3,572	311,099
Reckitt Benckiser Group PLC	16,028	1,460,276
RELX NV	14,801	274,816
RELX PLC	35,941	702,900
Rio Tinto PLC	5,122	205,562
Rio Tinto, Ltd.	1,001	46,168
Rolls-Royce Holdings PLC (b)	27,074	255,264
Royal Bank of Scotland Group PLC (b)	8,913	26,983
Royal Mail PLC	54,408	289,147
Sage Group PLC	14,937	117,765
Schroders PLC	1,506	57,060
Severn Trent PLC	1,804	53,733
Sky PLC	14,338	174,987
Smith & Nephew PLC	25,487	387,542
Smiths Group PLC	5,593	113,229
SSE PLC	25,417	469,113

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

St James’s Place PLC	6,066	$80,555
Standard Chartered PLC (b)	22,040	210,282
Tate & Lyle PLC	22,877	218,697
Taylor Wimpey PLC	38,654	93,335
Tesco PLC (b)	46,045	106,863
Travis Perkins PLC	1,763	33,377
Unilever NV	23,207	1,155,916
Unilever PLC	29,335	1,445,086
United Utilities Group PLC	3,786	47,034
Vodafone Group PLC	192,521	500,976
Whitbread PLC	2,583	127,840
William Hill PLC	20,013	72,773
Wm Morrison Supermarkets PLC	20,746	62,260
WPP PLC	13,779	301,869

		24,639,621

UNITED STATES — 0.1%
Shire PLC	1,377	80,256

TOTAL COMMON STOCKS (Cost $116,173,396)		122,996,016

RIGHTS — 0.0% (d)
GERMANY — 0.0% (d)
Deutsche Bank AG (expiring 4/6/17) (b) (Cost $0)	10,921	26,164

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g) (Cost $49,815)	49,815	49,815

TOTAL INVESTMENTS — 99.3% (Cost $116,223,211)		123,071,995
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		857,720

NET ASSETS — 100.0%		$123,929,715

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $62,554 representing 0.1% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$6,345,621	$—	$—	$6,345,621
Austria	88,093	—	—	88,093
Belgium	1,206,301	—	—	1,206,301
Denmark	4,046,712	—	—	4,046,712
Finland	1,476,618	—	—	1,476,618
France	9,340,123	—	—	9,340,123
Germany	10,590,163	—	—	10,590,163
Hong Kong	5,412,365	—	—	5,412,365
Ireland	1,046,751	—	—	1,046,751
Israel	1,394,941	—	—	1,394,941
Italy	1,469,676	—	—	1,469,676
Japan	27,239,589	62,554	—	27,302,143
Luxembourg	475,951	—	—	475,951

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico	$21,870	$—	$—	$21,870
Netherlands	3,233,853	—	—	3,233,853
New Zealand	290,339	—	—	290,339
Norway	405,964	—	—	405,964
Portugal	123,346	—	—	123,346
Singapore	2,665,428	—	—	2,665,428
South Africa	103,589	—	—	103,589
Spain	2,685,648	—	—	2,685,648
Sweden	2,884,019	—	—	2,884,019
Switzerland	15,666,625	—	—	15,666,625
United Kingdom	24,639,621	—	—	24,639,621
United States	80,256	—	—	80,256
Rights
Germany	26,164	—	—	26,164
Short-Term Investment	49,815	—	—	49,815

TOTAL INVESTMENTS	$123,009,441	$62,554	$—	$123,071,995

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,487	$7,487	3	7,490	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	407,497	357,682	49,815	49,815	59

TOTAL.		$7,487				$49,815	$59

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 5.3%
AES Tiete Energia SA	897	$3,871
Ambev SA	53,062	304,840
Ambev SA ADR	282,078	1,624,769
Banco Bradesco SA	13,480	136,076
Banco Bradesco SA Preference Shares	42,907	437,591
Banco do Brasil SA	24,779	263,559
Banco Santander Brasil SA	4,816	41,942
BB Seguridade Participacoes SA	43,098	396,372
BM&FBovespa SA	30,756	186,865
BR Malls Participacoes SA (a)	5,876	26,817
Braskem SA Class A, Preference Shares	2,722	27,220
BRF SA	1,524	18,533
BRF SA ADR	7,887	96,616
CCR SA	7,568	43,025
Centrais Eletricas Brasileiras SA (a)	1,900	10,233
Centrais Eletricas Brasileiras SA ADR (a)	1,675	11,574
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	490	3,406
Cia Brasileira de Distribuicao ADR	3,639	69,869
Cia Brasileira de Distribuicao Preference Shares	532	10,070
Cia de Saneamento Basico do Estado de Sao Paulo	434	4,455
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,088	32,146
Cia Energetica de Minas Gerais ADR	22,391	73,666
Cia Energetica de Minas Gerais Preference Shares	4,886	15,882
Cia Paranaense de Energia ADR	2,433	25,084
Cia Paranaense de Energia Preference Shares	406	4,187
Cia Siderurgica Nacional SA (a)	1,232	3,535
Cia Siderurgica Nacional SA ADR (a)	8,307	24,256
Cielo SA	94,970	846,817
Cosan SA Industria e Comercio	650	7,956
CPFL Energia SA ADR	9,170	150,296
Duratex SA	3,346	9,696
EDP — Energias do Brasil SA	11,100	48,771
Embraer SA	980	5,368
Embraer SA ADR	2,175	48,024
Engie Brasil Energia SA	8,555	95,306
Equatorial Energia SA	9,468	175,317
Fibria Celulose SA ADR	1,370	12,522
Gerdau SA Preference Shares	13,420	46,030
Hypermarcas SA	982	8,970
Itau Unibanco Holding SA Preference Shares	9,011	107,566
Itau Unibanco Holding SA Preference Shares ADR	35,765	431,684
Itausa — Investimentos Itau SA (b)	3,689	11,038
Itausa — Investimentos Itau SA Preference Shares (a)	254,697	762,097
JBS SA	17,518	56,334
Klabin SA	2,404	11,471
Kroton Educacional SA	9,804	41,008
Localiza Rent a Car SA	700	9,187
Lojas Americanas SA	712	2,974

Lojas Americanas SA Preference Shares	1,921	9,899
Lojas Renner SA	33,362	292,119
M Dias Branco SA	1,516	61,023
Multiplan Empreendimentos Imobiliarios SA	210	4,385
Natura Cosmeticos SA	604	5,519
Odontoprev SA	15,140	53,885
Petroleo Brasileiro SA (a)	14,974	71,452
Petroleo Brasileiro SA ADR (a)	22,576	218,761
Petroleo Brasileiro SA Preference Shares (a)	29,580	134,999
Petroleo Brasileiro SA Preference Shares ADR (a)	29,764	274,424
Porto Seguro SA	916	8,196
Qualicorp SA	746	4,852
Raia Drogasil SA	8,990	166,126
Rumo SA (a)	6,735	18,137
Sul America SA	14,288	75,109
Suzano Papel e Celulose SA Class A, Preference Shares	1,300	5,429
Telefonica Brasil SA ADR	4,824	71,636
Telefonica Brasil SA Preference Shares	644	9,483
Tim Participacoes SA	1,806	5,745
Tim Participacoes SA ADR	2,391	38,208
Ultrapar Participacoes SA	378	8,527
Ultrapar Participacoes SA ADR	3,275	74,441
Vale SA	3,142	29,481
Vale SA ADR	8,554	81,263
Vale SA Preference Shares	6,311	56,074
Vale SA Preference Shares ADR	13,418	120,494
WEG SA	25,632	140,474

		8,825,032

CHILE — 1.5%
AES Gener SA	25,647	10,329
Aguas Andinas SA Class A	693,556	402,984
Banco de Chile	1,254,162	150,798
Banco de Chile ADR	8,262	596,186
Banco de Credito e Inversiones	1,831	100,401
Banco Santander Chile	90,118	5,631
Banco Santander Chile ADR	1,485	37,244
Cencosud SA	2,352	7,203
Cencosud SA ADR	4,855	45,006
Cia Cervecerias Unidas SA	2,256	28,344
Cia Cervecerias Unidas SA ADR	3,268	82,582
Colbun SA	296,416	65,635
Embotelladora Andina SA Class B, Preference Shares	1,220	4,737
Empresa Nacional de Telecomunicaciones SA (a)	1,189	14,324
Empresas CMPC SA	16,443	39,988
Empresas COPEC SA	10,156	110,014
Enel Americas SA	110,675	22,914
Enel Americas SA ADR	3,976	41,311
Enel Chile SA	176,260	19,444
Enel Chile SA ADR	3,976	21,868
Enel Generacion Chile SA	26,934	20,198
Enel Generacion Chile SA ADR	2,327	51,753
Itau CorpBanca ADR	1,140	15,481
Latam Airlines Group SA (a)	616	7,775

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Latam Airlines Group SA ADR	3,392	$42,977
SACI Falabella	66,789	559,839
Sociedad Quimica y Minera de Chile SA ADR	882	30,314
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	84	2,872

		2,538,152

CHINA — 25.1%
3SBio, Inc. (a) (c)	80,390	99,304
58.com, Inc. ADR (a)	138	4,884
AAC Technologies Holdings, Inc.	77,000	901,132
Agricultural Bank of China, Ltd. Class H	1,187,000	546,801
Air China, Ltd. Class H	26,000	21,044
Alibaba Group Holding, Ltd. ADR (a)	30,885	3,330,330
Aluminum Corp. of China, Ltd. Class H (a)	74,000	36,184
Anhui Conch Cement Co., Ltd. Class H	14,000	47,558
ANTA Sports Products, Ltd.	118,000	326,449
AviChina Industry & Technology Co., Ltd. Class H	4,000	2,774
Baidu, Inc. ADR (a)	16,534	2,852,446
Bank of China, Ltd. Class H	3,654,071	1,814,928
Bank of Communications Co., Ltd. Class H	334,000	259,584
Beijing Capital International Airport Co., Ltd. Class H	140,000	167,535
Beijing Enterprises Holdings, Ltd.	9,500	49,141
Beijing Enterprises Water Group, Ltd. (a)	40,000	29,647
Belle International Holdings, Ltd.	390,000	253,426
Brilliance China Automotive Holdings, Ltd.	160,000	267,645
Byd Co., Ltd. Class H (a)	1,500	8,319
CGN Power Co., Ltd. Class H (c)	97,100	29,986
China Cinda Asset Management Co., Ltd. Class H	154,548	60,057
China CITIC Bank Corp., Ltd. Class H	417,000	276,337
China Coal Energy Co., Ltd. Class H (a)	34,000	17,150
China Communications Construction Co., Ltd. Class H	114,000	160,772
China Communications Services Corp., Ltd. Class H	270,000	176,838
China Conch Venture Holdings, Ltd.	11,000	21,599
China Construction Bank Corp. Class H	2,982,394	2,398,503
China Everbright Bank Co., Ltd. Class H	418,274	204,522
China Everbright International, Ltd.	7,000	9,422
China Everbright, Ltd.	12,000	24,212
China Evergrande Group	90,000	83,382
China Galaxy Securities Co., Ltd. Class H	41,334	38,135
China Huarong Asset Management Co., Ltd. (a) (c)	244,200	99,924
China Huishan Dairy Holdings Co., Ltd. (b)	1,072,393	57,956
China Jinmao Holdings Group, Ltd.	88,000	28,195
China Life Insurance Co., Ltd. Class H	80,000	245,512
China Longyuan Power Group Corp., Ltd. Class H	33,000	25,648
China Medical System Holdings, Ltd.	189,733	336,424

China Mengniu Dairy Co., Ltd.	130,000	269,317
China Merchants Bank Co., Ltd. Class H	84,500	223,441
China Merchants Port Holdings Co., Ltd.	28,607	83,743
China Minsheng Banking Corp., Ltd. Class H	188,300	201,105
China Mobile, Ltd.	353,497	3,868,612
China National Building Material Co., Ltd. Class H	178,000	114,521
China Oilfield Services, Ltd. Class H	40,000	38,397
China Overseas Land & Investment, Ltd.	208,000	594,171
China Pacific Insurance Group Co., Ltd. Class H	28,800	103,949
China Petroleum & Chemical Corp. Class H	1,116,395	905,010
China Power International Development, Ltd.	86,000	31,981
China Railway Construction Corp., Ltd. Class H	60,500	85,789
China Railway Group, Ltd. Class H	111,000	99,267
China Resources Beer Holdings Co., Ltd. (a)	80,092	182,208
China Resources Gas Group, Ltd.	88,000	311,394
China Resources Land, Ltd.	36,444	98,478
China Resources Power Holdings Co., Ltd.	80,267	144,804
China Shenhua Energy Co., Ltd. Class H	62,000	143,921
China Southern Airlines Co., Ltd. Class H	34,000	23,537
China State Construction International Holdings, Ltd.	82,000	146,664
China Taiping Insurance Holdings Co., Ltd. (a)	28,610	69,284
China Telecom Corp., Ltd. Class H	346,000	168,737
China Unicom Hong Kong, Ltd.	160,000	214,116
China Vanke Co., Ltd. Class H	67,492	182,376
Chongqing Changan Automobile Co., Ltd. Class B	56,100	77,962
Chongqing Rural Commercial Bank Co., Ltd. Class H	88,000	59,448
CITIC Securities Co., Ltd. Class H	14,500	29,853
CITIC, Ltd.	76,000	108,355
CNOOC, Ltd.	359,000	428,684
COSCO SHIPPING Ports, Ltd.	99,415	109,758
Country Garden Holdings Co., Ltd.	94,266	84,787
CRRC Corp., Ltd. Class H	55,000	53,432
CSPC Pharmaceutical Group, Ltd.	392,000	513,486
Ctrip.com International, Ltd. ADR (a)	1,055	51,853
Dongfeng Motor Group Co., Ltd. Class H	182,000	204,447
ENN Energy Holdings, Ltd.	6,000	33,777
Fang Holdings, Ltd. ADR (a)	42	137
Far East Horizon, Ltd.	22,000	20,665
Fosun International, Ltd.	42,500	63,874
Fuyao Glass Industry Group Co., Ltd. Class H (c)	26,400	91,550
Geely Automobile Holdings, Ltd.	40,000	61,249
GF Securities Co., Ltd. Class H	20,800	43,573
GOME Electrical Appliances Holding, Ltd.	242,000	33,008

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Great Wall Motor Co., Ltd. Class H	192,500	$219,214
Guangdong Investment, Ltd.	594,000	846,879
Guangzhou Automobile Group Co., Ltd. Class H	22,000	35,216
Guangzhou R&F Properties Co., Ltd. Class H	30,800	48,113
Haitian International Holdings, Ltd.	33,000	76,773
Haitong Securities Co., Ltd. Class H	34,000	57,487
Hengan International Group Co., Ltd.	79,374	590,339
Huaneng Power International, Inc. Class H	132,000	88,153
Huaneng Renewables Corp., Ltd. Class H	38,000	13,153
Huatai Securities Co., Ltd. Class H (c)	18,243	35,493
Industrial & Commercial Bank of China, Ltd. Class H	2,725,448	1,781,545
JD.com, Inc. ADR (a)	2,616	81,384
Jiangsu Expressway Co., Ltd. Class H	316,000	453,781
Jiangxi Copper Co., Ltd. Class H	36,000	56,051
Kingsoft Corp., Ltd.	2,000	5,507
Kunlun Energy Co., Ltd.	58,000	53,735
Lenovo Group, Ltd.	280,915	185,072
Longfor Properties Co., Ltd.	20,500	33,712
NetEase, Inc. ADR	5,988	1,700,592
New China Life Insurance Co., Ltd. Class H	10,200	48,562
New Oriental Education & Technology Group, Inc. ADR (a)	8,983	542,394
People’s Insurance Co. Group of China, Ltd. Class H	164,000	67,951
PetroChina Co., Ltd. Class H	680,000	497,870
PICC Property & Casualty Co., Ltd. Class H	258,180	397,992
Ping An Insurance Group Co. of China, Ltd. Class H	52,000	291,064
Semiconductor Manufacturing International Corp. (a)	238,200	294,857
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	100,000	71,543
Shanghai Electric Group Co., Ltd. Class H (a)	36,000	17,834
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	5,520
Shanghai Industrial Holdings, Ltd.	7,000	20,582
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	122,127	192,716
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	49,800	130,403
Shenzhou International Group Holdings, Ltd.	123,000	776,317
SINA Corp. (a)	251	18,102
Sino-Ocean Group Holding, Ltd.	75,000	35,225
Sinopec Engineering Group Co., Ltd. Class H	72,741	74,693
Sinopec Shanghai Petrochemical Co., Ltd. Class H	54,000	29,948
Sinopharm Group Co., Ltd. Class H	28,000	129,885
Sinotrans, Ltd. Class H	32,000	14,947
SOHO China, Ltd.	22,000	11,776

Sunac China Holdings, Ltd.	32,889	42,659
Sunny Optical Technology Group Co., Ltd.	37,293	272,565
TAL Education Group ADR (a)	4,700	500,879
Tencent Holdings, Ltd.	137,278	3,935,603
Tingyi Cayman Islands Holding Corp.	18,000	22,606
TravelSky Technology, Ltd. Class H	137,000	323,660
Tsingtao Brewery Co., Ltd. Class H	28,000	128,984
Vipshop Holdings, Ltd. ADR (a)	1,706	22,758
Want Want China Holdings, Ltd.	375,000	259,602
Weichai Power Co., Ltd. Class H	10,000	17,654
Yanzhou Coal Mining Co., Ltd. Class H	30,000	23,316
YY, Inc. ADR (a)	113	5,210
Zhejiang Expressway Co., Ltd. Class H	402,000	525,551
Zhuzhou CRRC Times Electric Co., Ltd. Class H	28,000	148,800
Zijin Mining Group Co., Ltd. Class H	166,000	61,517
ZTE Corp. Class H	8,280	15,193

		42,027,362

COLOMBIA — 0.2%
Bancolombia SA ADR	1,112	44,335
Bancolombia SA Preference Shares	714	7,081
Cementos Argos SA	1,555	6,341
Corp. Financiera Colombiana SA	6,325	61,548
Ecopetrol SA (a)	9,534	4,448
Ecopetrol SA ADR (a)	3,347	31,194
Grupo Argos SA	2,801	19,590
Grupo Aval Acciones y Valores SA Preference Shares	32,251	13,039
Grupo de Inversiones Suramericana SA	2,297	31,020
Grupo de Inversiones Suramericana SA Preference Shares	10,063	132,835
Interconexion Electrica SA ESP	2,436	9,765

		361,196

CZECH REPUBLIC — 0.3%
CEZ A/S	4,251	73,356
Komercni banka A/S	5,228	194,501
Moneta Money Bank A/S (a) (c)	38,798	131,752
O2 Czech Republic A/S	11,676	130,780

		530,389

EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR	113,465	496,976
Talaat Moustafa Group	20,698	10,527

		507,503

GREECE — 0.3%
Alpha Bank AE (a)	44,085	79,214
Eurobank Ergasias SA (a)	69,936	43,010
FF Group (a)	440	8,447
Hellenic Telecommunications Organization SA	4,143	38,994
JUMBO SA	753	11,903
National Bank of Greece SA (a)	198,994	51,293
OPAP SA	11,967	111,866
Piraeus Bank SA (a)	318,089	57,836
Titan Cement Co. SA	384	9,816

		412,379

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)	10,000	$1,814
China Gas Holdings, Ltd.	44,000	70,885
Fullshare Holdings, Ltd.	869,580	384,914
GCL-Poly Energy Holdings, Ltd. (a)	237,000	31,411
Haier Electronics Group Co., Ltd.	87,000	199,267
Hanergy Thin Film Power Group, Ltd. (a) (d)	598,000	—
Nine Dragons Paper Holdings, Ltd.	14,000	15,042
Shimao Property Holdings, Ltd.	45,500	72,247
Sino Biopharmaceutical, Ltd.	552,000	454,584
Sun Art Retail Group, Ltd.	322,332	301,946

		1,532,110

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	3,608	247,416
OTP Bank PLC	2,881	80,751
Richter Gedeon Nyrt	14,910	339,265

		667,432

INDIA — 9.2%
ACC, Ltd	193	4,298
Adani Ports & Special Economic Zone, Ltd.	3,747	19,596
Ambuja Cements, Ltd.	2,581	9,406
Apollo Hospitals Enterprise, Ltd.	134	2,404
Ashok Leyland, Ltd.	1,669	2,173
Asian Paints, Ltd.	42,634	704,822
Aurobindo Pharma, Ltd.	17,888	186,001
Axis Bank, Ltd.	17,075	129,058
Bajaj Auto, Ltd.	5,039	217,705
Bajaj Finance, Ltd.	200	3,607
Bajaj Finserv, Ltd.	170	10,730
Bharat Forge, Ltd.	339	5,440
Bharat Heavy Electricals, Ltd.	7,216	18,097
Bharat Petroleum Corp., Ltd.	29,485	295,077
Bharti Airtel, Ltd.	11,555	62,290
Bharti Infratel, Ltd.	23,779	119,344
Bosch, Ltd.	339	118,775
Cadila Healthcare, Ltd.	15,489	105,431
Cairn India, Ltd.	6,676	31,445
Cipla, Ltd.	4,816	43,977
Coal India, Ltd.	53,277	240,110
Container Corp. Of India, Ltd.	136	2,668
Dabur India, Ltd.	120,010	512,586
Divi’s Laboratories, Ltd.	16,937	162,719
Dr Reddy’s Laboratories, Ltd.	495	20,066
Dr Reddy’s Laboratories, Ltd. ADR	6,517	261,657
Eicher Motors, Ltd.	800	315,238
GAIL India, Ltd.	653	3,791
GAIL India, Ltd. GDR	833	38,609
Glenmark Pharmaceuticals, Ltd.	271	3,556
Godrej Consumer Products, Ltd.	5,973	153,742
Havells India, Ltd.	13,924	99,871
HCL Technologies, Ltd.	44,596	600,760
Hero MotoCorp, Ltd.	3,265	162,003
Hindalco Industries, Ltd.	19,205	57,687
Hindustan Petroleum Corp., Ltd.	7,453	60,332
Hindustan Unilever, Ltd.	55,654	781,436
Housing Development Finance Corp., Ltd.	9,685	224,037

ICICI Bank, Ltd.	1,722	7,342
ICICI Bank, Ltd. ADR	5,353	46,036
Idea Cellular, Ltd.	22,609	29,891
Indiabulls Housing Finance, Ltd.	3,349	51,459
Infosys, Ltd.	43,384	682,980
Infosys, Ltd. ADR	91,111	1,439,554
ITC, Ltd.	210,709	909,552
JSW Steel, Ltd.	8,042	23,308
Larsen & Toubro, Ltd.	252	6,112
Larsen & Toubro, Ltd. GDR	1,588	38,430
LIC Housing Finance, Ltd.	1,712	16,305
Lupin, Ltd.	12,909	287,304
Mahindra & Mahindra Financial Services, Ltd.	1,058	5,131
Mahindra & Mahindra, Ltd.	336	6,659
Mahindra & Mahindra, Ltd. GDR	2,571	51,163
Marico, Ltd.	72,701	330,113
Maruti Suzuki India, Ltd.	5,364	496,931
Motherson Sumi Systems, Ltd.	19,201	109,969
Nestle India, Ltd.	1,444	148,562
NTPC, Ltd.	19,011	48,600
Oil & Natural Gas Corp., Ltd.	15,940	45,413
Piramal Enterprises, Ltd.	149	4,367
Power Finance Corp., Ltd.	10,713	24,071
Reliance Industries, Ltd.	3,531	71,827
Reliance Industries, Ltd. GDR (c)	6,890	277,667
Shree Cement, Ltd.	11	2,894
Shriram Transport Finance Co., Ltd.	991	16,452
Siemens, Ltd.	93	1,798
State Bank of India GDR	2,832	126,449
Sun Pharmaceutical Industries, Ltd.	71,671	759,535
Tata Consultancy Services, Ltd.	43,384	1,624,720
Tata Motors, Ltd.	3,760	26,975
Tata Motors, Ltd. ADR	3,864	137,752
Tata Motors, Ltd. Class A	7,532	32,727
Tata Power Co., Ltd.	8,054	11,206
Tata Steel, Ltd.	742	5,516
Tata Steel, Ltd. GDR	5,338	39,341
Tech Mahindra, Ltd.	55,426	391,913
Titan Co., Ltd.	23,230	165,545
UltraTech Cement, Ltd.	253	15,525
United Spirits, Ltd. (a)	35	1,172
UPL, Ltd.	17,328	193,974
Vedanta, Ltd.	7,298	30,901
Wipro, Ltd.	38,410	305,044
Wipro, Ltd. ADR	32,209	329,498
Yes Bank, Ltd.	1,757	41,852
Zee Entertainment Enterprises, Ltd.	27,098	223,490

		15,433,569

INDONESIA — 3.9%
Adaro Energy Tbk PT	171,800	22,562
AKR Corporindo Tbk PT	11,800	5,535
Astra International Tbk PT	159,800	103,431
Bank Central Asia Tbk PT	1,172,125	1,455,755
Bank Danamon Indonesia Tbk PT	81,600	28,781
Bank Mandiri Persero Tbk PT	120,000	105,362
Bank Negara Indonesia Persero Tbk PT	144,900	70,408
Bank Rakyat Indonesia Persero Tbk PT	604,600	588,697
Bumi Serpong Damai Tbk PT	71,800	10,157

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Charoen Pokphand Indonesia Tbk PT	346,900	$83,305
Gudang Garam Tbk PT	35,400	174,071
Hanjaya Mandala Sampoerna Tbk PT	1,119,700	327,705
Indocement Tunggal Prakarsa Tbk PT	86,100	107,258
Indofood CBP Sukses Makmur Tbk PT	242,400	148,254
Indofood Sukses Makmur Tbk PT	257,500	154,591
Jasa Marga Persero Tbk PT	86,700	30,059
Kalbe Farma Tbk PT	3,257,900	376,509
Lippo Karawaci Tbk PT	172,900	9,407
Matahari Department Store Tbk PT	158,000	156,216
Media Nusantara Citra Tbk PT	26,000	3,610
Perusahaan Gas Negara Persero Tbk	183,700	34,878
Semen Indonesia Persero Tbk PT	157,400	106,307
Summarecon Agung Tbk PT	57,000	5,732
Surya Citra Media Tbk PT	373,600	75,698
Telekomunikasi Indonesia Persero Tbk PT	4,748,821	1,471,812
Tower Bersama Infrastructure Tbk PT	160,506	65,645
Unilever Indonesia Tbk PT	242,100	787,136
United Tractors Tbk PT	24,500	48,722
Waskita Karya Persero Tbk PT	15,300	2,721
XL Axiata Tbk PT (a)	33,100	7,601

		6,567,925

MALAYSIA — 3.4%
AirAsia Bhd	10,400	7,379
Alliance Financial Group Bhd	6,900	6,361
AMMB Holdings Bhd	41,200	43,290
Astro Malaysia Holdings Bhd	6,700	4,148
Axiata Group Bhd	24,347	27,838
Berjaya Sports Toto Bhd	66,857	43,962
British American Tobacco Malaysia Bhd	9,200	94,796
CIMB Group Holdings Bhd	60,735	76,442
Dialog Group Bhd	8,000	3,200
DiGi.Com Bhd	191,600	222,101
Felda Global Ventures Holdings Bhd	17,200	8,123
Gamuda Bhd	7,800	9,130
Genting Bhd	24,000	52,008
Genting Malaysia Bhd	29,200	35,960
Genting Plantations Bhd	800	2,111
HAP Seng Consolidated Bhd	16,400	33,315
Hartalega Holdings Bhd	51,800	58,056
Hong Leong Bank Bhd	140,520	436,912
Hong Leong Financial Group Bhd	2,900	10,419
IHH Healthcare Bhd	532,300	721,681
IJM Corp. Bhd	31,200	23,970
IOI Corp. Bhd	14,900	15,656
IOI Properties Group Bhd	18,308	8,564
Kuala Lumpur Kepong Bhd	2,600	14,500
Lafarge Malaysia Bhd	1,300	1,968
Malayan Banking Bhd	354,060	713,640
Malaysia Airports Holdings Bhd	3,100	4,868
Maxis Bhd	359,100	522,563
MISC Bhd	9,300	15,383
Petronas Chemicals Group Bhd	201,200	350,071
Petronas Dagangan Bhd	24,000	130,155
Petronas Gas Bhd	111,600	498,298
PPB Group Bhd	3,300	12,483
Public Bank Bhd	179,775	808,388
RHB Capital Bhd	13,138	15,348

Sapura Energy Bhd (a)	99,000	40,714
Sime Darby Bhd	20,727	43,463
Telekom Malaysia Bhd	108,285	157,087
Tenaga Nasional Bhd	93,600	290,180
UMW Holdings Bhd (a)	7,400	10,033
Westports Holdings Bhd	96,638	88,438
YTL Corp. Bhd	61,900	20,841
YTL Power International Bhd	17,800	6,114

		5,689,957

MEXICO — 2.7%
Alfa SAB de CV Class A	42,263	61,484
America Movil SAB de CV Series L	440,222	310,402
Arca Continental SAB de CV	59,915	413,873
Cemex SAB de CV Series CPO (a)	121,883	109,690
Coca-Cola Femsa SAB de CV Series L	11,815	84,362
El Puerto de Liverpool SAB de CV Series C1	48,152	373,626
Fibra Uno Administracion SA de CV REIT	47,231	80,448
Fomento Economico Mexicano SAB de CV	9,996	88,124
Gentera SAB de CV	49,264	80,667
Gruma SAB de CV Class B	20,470	286,397
Grupo Aeroportuario del Pacifico SAB de CV Class B	53,379	516,157
Grupo Aeroportuario del Sureste SAB de CV Class B	16,242	280,322
Grupo Bimbo SAB de CV Series A	22,545	55,770
Grupo Carso SAB de CV Series A1	5,543	25,299
Grupo Financiero Banorte SAB de CV Series O	29,380	167,942
Grupo Financiero Inbursa SAB de CV Series O	27,643	45,543
Grupo Financiero Santander Mexico SAB de CV Class B	23,525	42,293
Grupo Lala SAB de CV	30,517	55,042
Grupo Mexico SAB de CV Series B	43,682	130,530
Grupo Televisa SAB Series CPO	18,457	95,018
Industrias Penoles SAB de CV	633	16,234
Infraestructura Energetica Nova SAB de CV	26,567	125,852
Kimberly-Clark de Mexico SAB de CV Class A	6,286	13,560
Mexichem SAB de CV	11,869	32,158
OHL Mexico SAB de CV	15,456	21,698
Promotora y Operadora de Infraestructura SAB de CV (a)	12,240	131,510
Wal-Mart de Mexico SAB de CV	403,174	923,906

		4,567,907

NETHERLANDS — 0.1%
Steinhoff International Holdings NV	26,930	128,878

PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	5,836	70,266
Credicorp, Ltd.	4,241	692,555
Southern Copper Corp.	516	18,519

		781,340

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 1.5%
Aboitiz Equity Ventures, Inc.	250,890	$372,272
Aboitiz Power Corp.	399,400	332,336
Alliance Global Group, Inc.	26,800	6,773
Ayala Corp.	1,250	21,051
Ayala Land, Inc.	24,300	16,006
Bank of the Philippine Islands	195,400	394,110
BDO Unibank, Inc.	172,482	404,263
DMCI Holdings, Inc.	203,530	46,243
Energy Development Corp.	82,900	9,946
Globe Telecom, Inc.	130	5,265
GT Capital Holdings, Inc.	740	16,887
International Container Terminal Services, Inc.	3,780	6,773
JG Summit Holdings, Inc.	14,690	23,817
Jollibee Foods Corp.	85,630	337,059
Megaworld Corp.	123,000	8,286
Metro Pacific Investments Corp.	99,000	11,878
Metropolitan Bank & Trust Co.	80,451	128,273
PLDT, Inc.	1,281	42,023
Robinsons Land Corp.	48,500	22,232
Security Bank Corp.	8,070	32,489
SM Investments Corp.	1,485	20,629
SM Prime Holdings, Inc.	44,200	24,930
Universal Robina Corp.	77,660	253,063

		2,536,604

POLAND — 1.1%
Alior Bank SA (a)	1,767	31,880
Bank Handlowy w Warszawie SA	471	9,118
Bank Millennium SA (a)	17,807	28,990
Bank Pekao SA	8,366	278,941
Bank Zachodni WBK SA	1,573	135,982
CCC SA	129	7,749
Cyfrowy Polsat SA (a)	9,111	55,651
Eurocash SA	7,620	61,372
Grupa Azoty SA	585	10,203
Grupa Lotos SA (a)	7,177	98,961
KGHM Polska Miedz SA	3,468	101,363
LPP SA	57	97,756
mBank SA (a)	257	24,228
Orange Polska SA	14,029	16,394
PGE Polska Grupa Energetyczna SA	112,838	324,677
Polski Koncern Naftowy Orlen SA	12,080	304,900
Polskie Gornictwo Naftowe i Gazownictwo SA	29,510	44,094
Powszechna Kasa Oszczednosci Bank Polski SA (a)	16,789	135,856
Powszechny Zaklad Ubezpieczen SA	7,871	69,135
Synthos SA	5,646	7,482
Tauron Polska Energia SA (a)	67,847	58,053

		1,902,785

QATAR — 1.3%
Barwa Real Estate Co.	1,726	16,947
Commercial Bank QSC	17,368	161,941
Doha Bank QSC	14,066	121,302
Ezdan Holding Group QSC	5,573	24,183
Industries Qatar QSC	7,454	225,804
Masraf Al Rayan QSC	7,303	84,541

Ooredoo QSC	1,190	31,571
Qatar Electricity & Water Co. QSC	8,531	515,454
Qatar Gas Transport Co., Ltd.	8,042	46,934
Qatar Insurance Co. SAQ	12,994	250,880
Qatar Islamic Bank SAQ	9,498	266,855
Qatar National Bank QPSC	9,230	370,356

		2,116,768

ROMANIA — 0.1%
New Europe Property Investments PLC	14,512	150,653

RUSSIA — 3.5%
Alrosa PJSC (a)	148,041	239,422
Gazprom PJSC ADR	212,587	950,264
Lukoil PJSC ADR	14,214	752,773
Magnit PJSC GDR	18,086	690,885
MMC Norilsk Nickel PJSC ADR	3,094	48,638
Mobile TeleSystems PJSC ADR	30,953	341,412
Moscow Exchange MICEX-RTS PJSC (a)	9,031	18,025
Novatek PJSC GDR	360	44,820
PhosAgro PJSC GDR	464	6,774
Rosneft Oil Co. PJSC (a)	19,626	112,861
Rosneft Oil Co. PJSC GDR	35,991	204,789
Rostelecom PJSC ADR	3,707	30,509
RusHydro PJSC ADR	27,321	44,260
Sberbank of Russia PJSC ADR (e)	6,842	78,888
Sberbank of Russia PJSC ADR (e)	52,508	605,942
Severstal PJSC GDR	1,053	15,174
Sistema PJSC FC GDR	3,037	27,181
Surgutneftegas OJSC ADR (e)	68,100	381,360
Surgutneftegas OJSC ADR (e)	67,627	346,250
Tatneft PJSC ADR (e)	1,551	58,147
Tatneft PJSC ADR (e)	11,390	419,722
Transneft PJSC Preference Shares (a)	107	325,129
VTB Bank PJSC (a)	48,106,319	56,284
VTB Bank PJSC GDR	49,712	113,791

		5,913,300

SOUTH AFRICA — 4.2%
African Phoenix Investments, Ltd. (a)	134	6
Anglo American Platinum, Ltd. (a)	275	6,277
AngloGold Ashanti, Ltd. (a)	3,751	40,073
Aspen Pharmacare Holdings, Ltd.	1,668	34,174
Barclays Africa Group, Ltd.	8,093	84,203
Bid Corp., Ltd.	16,837	326,098
Bidvest Group, Ltd.	21,778	249,910
Brait SE (a)	5,588	32,589
Capitec Bank Holdings, Ltd.	1,948	110,611
Coronation Fund Managers, Ltd.	14,659	69,137
Discovery, Ltd.	2,785	26,733
Exxaro Resources, Ltd.	3,293	28,952
FirstRand, Ltd.	203,737	704,409
Fortress Income Fund, Ltd.	2,968	7,358
Fortress Income Fund, Ltd. Class A	118,256	148,076
Foschini Group, Ltd.	10,600	122,129
Gold Fields, Ltd.	7,945	27,712
Growthpoint Properties, Ltd. REIT	22,388	43,244
Hyprop Investments, Ltd.	2,047	18,732
Impala Platinum Holdings, Ltd. (a)	9,028	30,446
Imperial Holdings, Ltd.	3,728	45,875

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Investec, Ltd.	1,558	$10,627
Liberty Holdings, Ltd.	6,239	50,368
Life Healthcare Group Holdings, Ltd.	54,331	117,465
Massmart Holdings, Ltd.	6,436	65,360
MMI Holdings, Ltd.	16,890	28,833
Mondi, Ltd.	5,879	140,530
Mr. Price Group, Ltd.	16,878	201,271
MTN Group, Ltd.	25,082	228,209
Naspers, Ltd. Class N	755	130,350
Nedbank Group, Ltd.	3,155	56,824
Netcare, Ltd.	46,719	89,196
Pick n Pay Stores, Ltd.	49,751	246,849
Pioneer Foods Group, Ltd.	6,004	79,080
PSG Group, Ltd.	481	8,860
Rand Merchant Investment Holdings, Ltd.	32,910	101,365
Redefine Properties, Ltd. REIT	30,818	25,305
Remgro, Ltd.	4,764	73,222
Resilient REIT, Ltd.	3,135	27,247
RMB Holdings, Ltd.	44,470	194,247
Sanlam, Ltd.	74,759	375,614
Sappi, Ltd.	8,357	56,797
Sasol, Ltd.	9,816	285,935
Shoprite Holdings, Ltd.	23,722	342,506
Sibanye Gold, Ltd.	6,549	14,017
SPAR Group, Ltd.	21,862	284,118
Standard Bank Group, Ltd.	19,453	208,548
Telkom SA SOC, Ltd.	4,064	22,741
Tiger Brands, Ltd.	9,495	283,567
Truworths International, Ltd.	29,634	191,412
Tsogo Sun Holdings, Ltd.	3,296	6,794
Vodacom Group, Ltd.	52,025	589,749
Woolworths Holdings, Ltd.	52,442	273,420

		6,967,170

SOUTH KOREA — 13.4%
Amorepacific Corp.	1,518	380,756
Amorepacific Corp. Preference Shares	402	60,032
AMOREPACIFIC Group	829	88,586
BGF retail Co., Ltd.	1,152	108,164
BNK Financial Group, Inc.	8,377	68,766
Celltrion, Inc.	90	7,251
Cheil Worldwide, Inc.	3,029	51,463
CJ CheilJedang Corp.	324	102,273
CJ Corp.	345	53,680
CJ E&M Corp.	78	5,929
CJ Korea Express Corp. (a)	804	119,705
Coway Co., Ltd.	3,847	330,932
Daelim Industrial Co., Ltd.	395	28,575
Daewoo Engineering & Construction Co., Ltd. (a)	1,280	8,298
DGB Financial Group, Inc.	5,537	53,721
Dongbu Insurance Co., Ltd.	7,837	448,509
Dongsuh Cos., Inc.	104	2,762
Doosan Heavy Industries & Construction Co., Ltd.	1,377	29,490
E-MART, Inc.	842	154,727
GS Engineering & Construction Corp. (a)	912	25,037
GS Holdings Corp.	668	35,303

GS Retail Co., Ltd.	132	6,221
Hana Financial Group, Inc.	9,578	316,469
Hankook Tire Co., Ltd.	1,239	60,382
Hanmi Pharm Co., Ltd.	7	1,872
Hanmi Science Co., Ltd.	10	522
Hanon Systems	9,629	79,904
Hanssem Co., Ltd.	553	108,790
Hanwha Chemical Corp.	1,354	31,964
Hanwha Corp.	2,590	83,145
Hanwha Life Insurance Co., Ltd.	5,240	28,302
Hanwha Techwin Co., Ltd. (a)	219	9,224
Hotel Shilla Co., Ltd.	70	2,823
Hyosung Corp.	446	54,040
Hyundai Department Store Co., Ltd.	165	14,902
Hyundai Development Co-Engineering & Construction	206	7,488
Hyundai Engineering & Construction Co., Ltd.	1,798	79,586
Hyundai Glovis Co., Ltd.	288	37,857
Hyundai Heavy Industries Co., Ltd. (a)	938	138,398
Hyundai Marine & Fire Insurance Co., Ltd.	7,113	222,619
Hyundai Mobis Co., Ltd.	4,130	888,192
Hyundai Motor Co.	5,272	742,502
Hyundai Motor Co. GDR	264	11,510
Hyundai Motor Co. Preference Shares (e)	1,652	152,895
Hyundai Motor Co. Preference Shares (e)	1,003	89,062
Hyundai Steel Co.	2,264	118,433
Hyundai Wia Corp.	499	30,298
Industrial Bank of Korea	8,714	95,065
Kakao Corp.	625	46,443
Kangwon Land, Inc.	15,975	545,690
KB Financial Group, Inc.	2,159	94,600
KB Financial Group, Inc. ADR (a)	8,355	367,369
KCC Corp.	88	27,857
KEPCO Plant Service & Engineering Co., Ltd.	1,220	68,075
Kia Motors Corp.	12,789	423,708
Korea Aerospace Industries, Ltd.	2,940	151,430
Korea Electric Power Corp.	2,096	87,060
Korea Electric Power Corp. ADR (a)	24,687	511,761
Korea Gas Corp. (a)	1,400	56,273
Korea Investment Holdings Co., Ltd.	682	28,724
Korea Zinc Co., Ltd.	93	35,926
Korean Air Lines Co., Ltd. (a)	1,669	47,087
KT Corp.	123	3,509
KT Corp. ADR (a)	9,443	158,926
KT&G Corp.	11,807	1,029,404
Kumho Petrochemical Co., Ltd.	181	12,754
LG Chem, Ltd.	614	161,420
LG Chem, Ltd. Preference Shares	108	18,398
LG Corp.	1,519	95,353
LG Display Co., Ltd.	1,336	36,139
LG Display Co., Ltd. ADR (a)	12,427	169,256
LG Electronics, Inc.	3,864	234,611
LG Household & Health Care, Ltd.	470	340,848
LG Household & Health Care, Ltd. Preference Shares	111	50,621
LG Innotek Co., Ltd.	392	47,848

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

LG Uplus Corp.	2,817	$36,022
Lotte Chemical Corp.	234	77,526
Lotte Chilsung Beverage Co., Ltd.	4	5,061
Lotte Confectionery Co., Ltd.	391	67,130
Lotte Shopping Co., Ltd.	472	91,800
Mirae Asset Daewoo Co., Ltd.	7,055	57,030
NAVER Corp.	2,200	1,682,017
NCSoft Corp.	1,057	288,281
NH Investment & Securities Co., Ltd.	2,276	25,542
OCI Co., Ltd.	282	21,359
Orion Corp.	22	13,181
Ottogi Corp.	4	2,718
POSCO	483	125,685
POSCO ADR	5,561	358,684
Posco Daewoo Corp.	966	20,602
S-1 Corp.	5,786	464,101
S-Oil Corp.	614	55,179
Samsung Biologics Co., Ltd. (a)	120	18,564
Samsung C&T Corp.	4,177	476,230
Samsung Card Co., Ltd.	333	11,673
Samsung Electro-Mechanics Co., Ltd.	996	61,899
Samsung Electronics Co., Ltd.	458	843,673
Samsung Electronics Co., Ltd. GDR (e)	3,118	2,860,765
Samsung Electronics Co., Ltd. GDR (e)	724	522,728
Samsung Electronics Co., Ltd. Preference Shares	102	146,209
Samsung Fire & Marine Insurance Co., Ltd.	1,839	440,715
Samsung Heavy Industries Co., Ltd. (a)	6,664	66,741
Samsung Life Insurance Co., Ltd.	4,851	470,655
Samsung SDI Co., Ltd.	799	98,598
Samsung SDS Co., Ltd.	210	25,069
Samsung Securities Co., Ltd.	1,158	34,845
Shinhan Financial Group Co., Ltd.	1,937	80,716
Shinhan Financial Group Co., Ltd. ADR (a)	8,569	358,098
Shinsegae, Inc.	150	25,619
SK Holdings Co., Ltd.	2,130	463,789
SK Hynix, Inc.	14,325	646,886
SK Innovation Co., Ltd.	1,354	201,593
SK Networks Co., Ltd.	5,408	36,124
SK Telecom Co., Ltd.	377	84,954
SK Telecom Co., Ltd. ADR	17,323	436,193
Woori Bank	8,626	100,275
Yuhan Corp.	187	37,206

		22,369,249

TAIWAN — 14.9%
Acer, Inc. (a)	107,258	50,903
Advanced Semiconductor Engineering, Inc.	121,248	154,844
Advantech Co., Ltd.	57,867	484,410
Asia Cement Corp.	101,200	102,059
Asia Pacific Telecom Co., Ltd. (a)	9,000	2,957
Asustek Computer, Inc.	37,000	365,824
AU Optronics Corp.	319,000	124,583
Casetek Holdings, Ltd.	1,000	3,329
Catcher Technology Co., Ltd.	40,000	395,485
Cathay Financial Holding Co., Ltd.	97,100	155,846
Chailease Holding Co., Ltd.	10,160	23,740

Chang Hwa Commercial Bank, Ltd.	90,081	54,923
Cheng Shin Rubber Industry Co., Ltd.	21,000	43,395
Chicony Electronics Co., Ltd.	170,756	435,578
China Airlines, Ltd.	574,000	199,578
China Development Financial Holding Corp.	314,000	86,203
China Life Insurance Co., Ltd.	59,772	59,097
China Steel Corp.	128,440	107,095
Chunghwa Telecom Co., Ltd.	406,540	1,380,032
Compal Electronics, Inc.	190,000	123,985
CTBC Financial Holding Co., Ltd.	316,900	195,827
Delta Electronics, Inc.	129,623	694,199
E.Sun Financial Holding Co., Ltd.	106,948	65,031
Eclat Textile Co., Ltd.	12,137	121,600
Eva Airways Corp.	118,718	62,993
Evergreen Marine Corp. Taiwan, Ltd. (a)	12,000	5,616
Far Eastern New Century Corp.	92,560	80,228
Far EasTone Telecommunications Co., Ltd	356,449	875,190
Feng TAY Enterprise Co., Ltd.	19,468	77,635
First Financial Holding Co., Ltd.	986,136	601,253
Formosa Chemicals & Fibre Corp.	41,000	127,557
Formosa Petrochemical Corp.	107,000	373,799
Formosa Plastics Corp.	111,000	331,070
Formosa Taffeta Co., Ltd.	157,000	167,646
Foxconn Technology Co., Ltd.	98,892	301,475
Fubon Financial Holding Co., Ltd.	89,000	145,192
Giant Manufacturing Co., Ltd.	13,000	76,905
Highwealth Construction Corp.	48,500	85,196
Hiwin Technologies Corp.	1,000	6,278
Hon Hai Precision Industry Co., Ltd.	1,125,163	3,374,469
Hotai Motor Co., Ltd.	1,000	11,716
HTC Corp. (a)	8,000	20,433
Hua Nan Financial Holdings Co., Ltd.	847,152	473,238
Innolux Corp.	364,751	150,865
Inventec Corp.	84,000	62,981
Largan Precision Co., Ltd.	6,000	945,209
Lite-On Technology Corp.	335,952	579,065
MediaTek, Inc.	15,877	112,501
Mega Financial Holding Co., Ltd.	170,657	137,797
Merida Industry Co., Ltd.	13,000	68,765
Micro-Star International Co., Ltd.	4,000	9,307
Nan Ya Plastics Corp.	43,000	101,893
Nanya Technology Corp.	9,000	14,356
Nien Made Enterprise Co., Ltd.	9,000	83,942
Novatek Microelectronics Corp.	41,000	158,771
OBI Pharma, Inc. (a)	2,000	17,995
Pegatron Corp.	51,000	150,937
Phison Electronics Corp.	9,000	80,827
Pou Chen Corp.	39,000	53,984
Powertech Technology, Inc.	47,000	136,775
President Chain Store Corp.	80,000	659,141
Quanta Computer, Inc.	101,000	205,379
Realtek Semiconductor Corp.	3,000	10,728
Ruentex Development Co., Ltd. (a)	9,536	11,424
Ruentex Industries, Ltd.	34,000	54,682
Shin Kong Financial Holding Co., Ltd. (a)	185,936	54,232
Siliconware Precision Industries Co., Ltd.	225,300	367,549

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SinoPac Financial Holdings Co., Ltd.	269,199	$84,018
Standard Foods Corp.	48,085	119,489
Synnex Technology International Corp.	254,900	274,285
TaiMed Biologics, Inc. (a)	3,000	17,599
Taishin Financial Holding Co., Ltd.	165,899	69,164
Taiwan Business Bank	275,549	76,283
Taiwan Cement Corp.	42,000	50,246
Taiwan Cooperative Financial Holding Co., Ltd.	1,555,598	774,146
Taiwan Fertilizer Co., Ltd.	10,000	13,842
Taiwan Mobile Co., Ltd.	297,542	1,093,382
Taiwan Semiconductor Manufacturing Co., Ltd.	729,495	4,543,942
Teco Electric and Machinery Co., Ltd.	32,000	32,535
Transcend Information, Inc.	65,000	212,936
Uni-President Enterprises Corp.	41,164	77,193
United Microelectronics Corp.	365,000	146,758
Vanguard International Semiconductor Corp.	39,000	74,292
Wistron Corp.	116,914	107,117
WPG Holdings, Ltd.	130,000	163,236
Yuanta Financial Holding Co., Ltd.	194,466	82,036
Yulon Motor Co., Ltd.	25,000	23,276
Zhen Ding Technology Holding, Ltd.	4,000	9,399

		24,902,691

THAILAND — 3.5%
Advanced Info Service PCL	86,400	451,329
Airports of Thailand PCL	32,200	36,780
Airports of Thailand PCL NVDR	208,470	238,122
Bangkok Bank PCL	3,700	20,028
Bangkok Bank PCL NVDR	2,800	14,789
Bangkok Dusit Medical Services PCL	580,592	358,197
Bangkok Expressway & Metro PCL	1,072,733	237,258
Banpu PCL	20,370	11,737
BEC World PCL	70,800	37,087
BTS Group Holdings PCL	1,583,598	389,419
BTS Group Holdings PCL NVDR	8,800	2,164
Bumrungrad Hospital PCL	61,700	328,588
Central Pattana PCL	2,800	4,787
Central Pattana PCL NVDR	16,400	27,085
Charoen Pokphand Foods PCL	33,186	26,800
CP ALL PCL	248,700	427,015
Delta Electronics Thailand PCL	164,300	418,370
Delta Electronics Thailand PCL NVDR	300	764
Electricity Generating PCL	36,300	226,066
Energy Absolute PCL	12,900	10,418
Energy Absolute PCL NVDR	72,000	58,145
Glow Energy PCL	58,800	141,171
Glow Energy PCL NVDR	300	720
Home Product Center PCL	538,959	151,356
Indorama Ventures PCL	1,400	1,436
Indorama Ventures PCL NVDR	20,800	21,337
IRPC PCL	166,300	24,924
Kasikornbank PCL	12,000	66,002
Kasikornbank PCL NVDR	38,900	213,957
KCE Electronics PCL NVDR	71,800	218,351
Krung Thai Bank PCL	82,900	49,215
Minor International PCL	10,100	10,802
Minor International PCL NVDR	136,000	145,449

PTT Exploration & Production PCL	27,928	75,586
PTT Global Chemical PCL	35,703	76,108
PTT PCL	20,656	232,634
Robinson Department Store PCL	11,500	21,419
Robinson Department Store PCL NVDR	71,300	132,796
Siam Cement PCL	42,750	671,808
Siam Cement PCL NVDR	500	7,857
Siam Commercial Bank PCL	27,200	129,024
Thai Oil PCL	47,600	104,585
Thai Union Group PCL	14,200	8,843
Thai Union Group PCL NVDR	26,000	16,192
TMB Bank PCL	28,600	2,031
TMB Bank PCL NVDR	164,100	11,652
True Corp. PCL	106,300	21,036

		5,881,239

TURKEY — 0.7%
Akbank TAS	40,377	94,577
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,174	17,266
Arcelik A/S	3,019	18,786
BIM Birlesik Magazalar A/S	13,645	209,453
Coca-Cola Icecek A/S	504	4,933
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	31,534	25,112
Eregli Demir ve Celik Fabrikalari TAS	17,043	27,612
Ford Otomotiv Sanayi A/S	4,104	40,120
Haci Omer Sabanci Holding A/S	14,359	39,430
KOC Holding A/S	10,875	45,840
Petkim Petrokimya Holding A/S	4,613	6,422
TAV Havalimanlari Holding A/S	1,930	7,679
Tofas Turk Otomobil Fabrikasi A/S	6,728	50,289
Tupras Turkiye Petrol Rafinerileri A/S	7,962	197,211
Turk Hava Yollari AO (a)	20,640	31,003
Turk Telekomunikasyon A/S	5,088	8,243
Turkcell Iletisim Hizmetleri A/S (a)	16,218	53,308
Turkiye Garanti Bankasi A/S	50,973	124,015
Turkiye Halk Bankasi A/S	23,013	65,532
Turkiye Is Bankasi Class C	50,045	91,112
Turkiye Sise ve Cam Fabrikalari A/S	20,252	23,190
Turkiye Vakiflar Bankasi TAO Class D	21,377	31,464
Ulker Biskuvi Sanayi A/S	704	3,569
Yapi ve Kredi Bankasi A/S (a)	21,544	22,481

		1,238,647

UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	36,013	66,673
Aldar Properties PJSC	33,211	20,435
DP World, Ltd.	15,684	337,206
Dubai Islamic Bank PJSC	76,693	116,929
DXB Entertainments PJSC (a)	58,609	16,276
Emaar Malls PJSC	6,474	4,653
Emaar Properties PJSC	32,983	65,553
Emirates Telecommunications Group Co. PJSC	166,944	820,403
First Gulf Bank PJSC	74,035	260,019
National Bank of Abu Dhabi PJSC	148,368	414,041

		2,122,188

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

UNITED STATES — 0.1%
Yum China Holdings, Inc. (a)	8,355	$227,256

TOTAL COMMON STOCKS (Cost $154,831,902)		166,899,681

RIGHTS — 0.0% (f)
QATAR — 0.0% (f)
Doha Bank QSC (expiring 5/9/17) (a)	2,266	3,983

SOUTH AFRICA — 0.0% (f)
Life Healthcare Group Holdings, Ltd. (expiring 4/13/17) (a)	18,590	6,239

TOTAL RIGHTS (Cost $0)		10,222

SHORT-TERM INVESTMENT — 0.0% (f)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h) (Cost $74,203)	74,203	74,203

TOTAL INVESTMENTS — 99.7% (Cost $154,906,105)		166,984,106
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		463,733

NET ASSETS — 100.0%		$167,447,839

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $68,994 representing less than 0.05% of the Fund’s net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$8,813,994	$11,038	$—		$8,825,032
Chile	2,538,152	—	—		2,538,152
China.	41,969,406	57,956	—		42,027,362
Colombia	361,196	—	—		361,196
Czech Republic	530,389	—	—		530,389
Egypt	507,503	—	—		507,503
Greece	412,379	—	—		412,379
Hong Kong	1,532,110	—	0	(a)	1,532,110
Hungary	667,432	—	—		667,432
India	15,433,569	—	—		15,433,569
Indonesia	6,567,925	—	—		6,567,925
Malaysia	5,689,957	—	—		5,689,957
Mexico	4,567,907	—	—		4,567,907
Netherlands	128,878	—	—		128,878
Peru	781,340	—	—		781,340
Philippines	2,536,604	—	—		2,536,604
Poland	1,902,785	—	—		1,902,785
Qatar	2,116,768	—	—		2,116,768
Romania	150,653	—	—		150,653
Russia	5,913,300	—	—		5,913,300
South Africa	6,967,170	—	—		6,967,170

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$22,369,249	$—	$—	$22,369,249
Taiwan	24,902,691	—	—	24,902,691
Thailand	1,867,218	4,014,021	—	5,881,239
Turkey	1,238,647	—	—	1,238,647
United Arab Emirates	2,122,188	—	—	2,122,188
United States	227,256	—	—	227,256
Rights
Qatar	—	3,983	—	3,983
South Africa	6,239	—	—	6,239
Short-Term Investment	74,203	—	—	74,203

TOTAL INVESTMENTS	$162,897,108	$4,086,998	$0	$166,984,106

(a)	Fund held Level 3 security that was valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	1,677,403	1,677,403	—	$—	$19
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,711,298	5,637,095	74,203	74,203	438

TOTAL		$—				$74,203	$457

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.5%
AGL Energy, Ltd.	348	$7,000
Amcor, Ltd.	1,201	13,798
AMP, Ltd.	905	3,576
Aurizon Holdings, Ltd.	937	3,753
Australia & New Zealand Banking Group, Ltd.	1,109	26,920
Bendigo & Adelaide Bank, Ltd.	238	2,204
BHP Billiton PLC	276	4,259
BHP Billiton, Ltd.	541	9,921
Brambles, Ltd.	1,686	12,026
Caltex Australia, Ltd.	88	1,980
Cochlear, Ltd.	76	7,840
Commonwealth Bank of Australia	469	30,737
CSL, Ltd.	713	68,168
Flight Centre Travel Group, Ltd.	4	88
Fortescue Metals Group, Ltd.	1,053	5,004
Incitec Pivot, Ltd.	501	1,437
Insurance Australia Group, Ltd.	809	3,734
LendLease Group	340	4,041
Macquarie Group, Ltd.	80	5,505
Medibank Pvt, Ltd.	797	1,714
National Australia Bank, Ltd.	1,017	25,866
Newcrest Mining, Ltd.	436	7,407
Oil Search, Ltd.	400	2,203
Orica, Ltd.	232	3,115
QBE Insurance Group, Ltd.	440	4,327
REA Group, Ltd.	108	4,888
Santos, Ltd.	4	12
Scentre Group REIT	1,878	6,146
SEEK, Ltd.	292	3,546
Sonic Healthcare, Ltd.	392	6,615
South32, Ltd.	765	1,611
Suncorp Group, Ltd.	336	3,386
Telstra Corp., Ltd.	10,612	37,724
Transurban Group Stapled Security	120	1,068
Wesfarmers, Ltd.	248	8,527
Westfield Corp.	2,282	15,458
Westpac Banking Corp.	1,109	29,661
Woodside Petroleum, Ltd.	272	6,656
Woolworths, Ltd.	1,113	22,500

		404,421

AUSTRIA — 0.1%
Erste Group Bank AG (a)	132	4,310
OMV AG	120	4,734
Raiffeisen Bank International AG (a)	4	90
Voestalpine AG	92	3,631

		12,765

BELGIUM — 0.3%
Ageas	104	4,076
Anheuser-Busch InBev SA	116	12,767
Colruyt SA	84	4,134
Groupe Bruxelles Lambert SA	40	3,641
KBC Group NV	76	5,055
Proximus SADP	805	25,326
Solvay SA	32	3,920
UCB SA	192	14,931

Umicore SA	84	4,798

		78,648

CANADA — 3.3%
Agnico Eagle Mines, Ltd.	741	31,348
Agrium, Inc.	48	4,568
Alimentation Couche-Tard, Inc. Class B	384	17,299
Bank of Montreal	541	40,294
Bank of Nova Scotia	376	21,934
Barrick Gold Corp.	228	4,318
BCE, Inc.	629	27,770
Bombardier, Inc. Class B (a)	777	1,189
Brookfield Asset Management, Inc. Class A	196	7,120
Canadian Imperial Bank of Commerce	324	27,858
Canadian National Railway Co.	757	55,717
Canadian Natural Resources, Ltd.	248	8,097
Canadian Pacific Railway, Ltd.	28	4,101
Canadian Tire Corp., Ltd. Class A	44	5,212
CI Financial Corp.	160	3,171
Constellation Software, Inc.	24	11,760
Dollarama, Inc.	320	26,444
Enbridge, Inc. (b)	204	8,522
Enbridge, Inc. (b)	204	8,535
Fairfax Financial Holdings, Ltd.	48	21,782
First Capital Realty, Inc.	481	7,224
Franco-Nevada Corp.	961	62,777
Gildan Activewear, Inc.	208	5,604
Goldcorp, Inc.	2,431	35,363
Great-West Lifeco, Inc.	148	4,089
Imperial Oil, Ltd.	84	2,552
Intact Financial Corp.	665	47,161
Loblaw Cos., Ltd.	104	5,627
Magna International, Inc.	525	22,592
Manulife Financial Corp.	801	14,168
Metro, Inc.	300	9,189
Onex Corp.	72	5,153
Pembina Pipeline Corp.	32	1,011
Power Corp. of Canada	156	3,654
Power Financial Corp.	132	3,481
PrairieSky Royalty, Ltd.	316	6,649
Restaurant Brands International, Inc.	352	19,552
RioCan Real Estate Investment Trust	589	11,571
Rogers Communications, Inc. Class B	961	42,370
Royal Bank of Canada	1,029	74,757
Saputo, Inc.	224	7,708
Shaw Communications, Inc. Class B	1,446	29,893
Silver Wheaton Corp.	609	12,654
Smart Real Estate Investment Trust REIT	412	10,093
Sun Life Financial, Inc.	128	4,661
Suncor Energy, Inc.	797	24,400
TELUS Corp.	629	20,361
Toronto-Dominion Bank	1,169	58,386

		889,739

CHILE — 0.0% (c)
Antofagasta PLC	148	1,544

DENMARK — 1.1%
Carlsberg A/S Class B	40	3,705
Chr Hansen Holding A/S	104	6,695
Coloplast A/S Class B	773	60,537
Danske Bank A/S	208	7,105

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

DONG Energy A/S (d)	585	$22,625
DSV A/S	248	12,877
ISS A/S	581	22,036
Novo Nordisk A/S Class B	2,899	99,861
Novozymes A/S Class B	372	14,788
Pandora A/S	136	15,101
Tryg A/S	240	4,367
Vestas Wind Systems A/S	32	2,610
William Demant Holding A/S (a)	717	15,025

		287,332

FINLAND — 0.2%
Elisa Oyj	136	4,822
Fortum Oyj	4	63
Kone Oyj Class B	400	17,609
Nokia Oyj	1,094	5,888
Orion Oyj Class B	140	7,318
Sampo Oyj Class A	96	4,565
Stora Enso Oyj Class R	412	4,883
UPM-Kymmene Oyj	236	5,558
Wartsila Oyj Abp	144	7,724

		58,430

FRANCE — 2.1%
Aeroports de Paris	100	12,391
Air Liquide SA	64	7,331
Airbus SE	705	53,785
Alstom SA (a)	108	3,236
Arkema SA	44	4,352
AXA SA	1,041	27,006
BNP Paribas SA	697	46,540
Bouygues SA	108	4,407
Bureau Veritas SA	4	85
Cap Gemini SA	56	5,184
Carrefour SA	252	5,956
Casino Guichard Perrachon SA	4	224
Christian Dior SE	20	4,659
Cie de Saint-Gobain	152	7,825
Cie Generale des Etablissements Michelin	68	8,280
CNP Assurances	192	3,918
Credit Agricole SA	1,337	18,161
Danone SA	104	7,092
Dassault Systemes SE	100	8,678
Electricite de France SA	4	34
Engie SA	4	57
Essilor International SA	60	7,309
Hermes International	32	15,200
Iliad SA	4	897
Kering	20	5,186
L’Oreal SA	252	48,555
Lagardere SCA	4	118
Legrand SA	64	3,869
LVMH Moet Hennessy Louis Vuitton SE	48	10,568
Natixis SA	629	3,886
Orange SA	849	13,226
Pernod Ricard SA	40	4,744
Peugeot SA (a)	324	6,541
Publicis Groupe SA	132	9,249
Renault SA	100	8,709
Rexel SA	176	3,204
Safran SA	64	4,794

Sanofi	252	22,807
Schneider Electric SE	104	7,634
SCOR SE	116	4,396
Societe BIC SA	32	3,998
Societe Generale SA	601	30,565
Sodexo SA	40	4,717
Suez Environment Co.	204	3,230
Thales SA	112	10,860
TOTAL SA	1,101	55,835
Unibail-Rodamco SE	20	4,687
Valeo SA	276	18,429
Veolia Environnement SA	244	4,583
Vinci SA	148	11,761
Vivendi SA	228	4,444
Zodiac Aerospace	44	1,104

		564,306

GERMANY — 2.2%
adidas AG	44	8,391
Allianz SE	180	33,431
BASF SE	308	30,610
Bayer AG	168	19,415
Bayerische Motoren Werke AG	180	16,462
Bayerische Motoren Werke AG Preference Shares	44	3,474
Beiersdorf AG	88	8,351
Brenntag AG	72	4,047
Commerzbank AG	1,341	12,160
Continental AG	128	28,133
Daimler AG	525	38,857
Deutsche Bank AG (a)	1,361	23,509
Deutsche Boerse AG (a)	24	2,205
Deutsche Lufthansa AG	4	65
Deutsche Post AG	1,141	39,180
Deutsche Telekom AG	1,129	19,834
E.ON SE	1,570	12,512
Fresenius Medical Care AG & Co. KGaA	40	3,382
Fresenius SE & Co. KGaA	84	6,768
Fuchs Petrolub SE Preference Shares	88	4,304
Hannover Rueck SE	48	5,552
HeidelbergCement AG	48	4,506
Henkel AG & Co. KGaA	108	12,031
Henkel AG & Co. KGaA Preference Shares	180	23,122
HUGO BOSS AG	92	6,731
Infineon Technologies AG	376	7,699
KS AG	116	2,703
Lanxess AG	60	4,036
Linde AG	40	6,678
MAN SE	180	18,603
Merck KGaA	48	5,483
METRO AG	340	10,902
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84	16,477
Porsche Automobil Holding SE Preference Shares	240	13,127
ProSiebenSat.1 Media SE	200	8,878
RWE AG (a)	725	12,046
SAP SE	120	11,805
Siemens AG	204	28,015
Telefonica Deutschland Holding AG	1,293	6,431

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	148	$3,634
TUI AG	1,758	24,313
United Internet AG	120	5,324
Volkswagen AG Preference Shares	208	30,389
Volkswagen AG	64	9,559

		593,134

HONG KONG — 1.8%
AIA Group, Ltd.	1,600	10,088
Bank of East Asia, Ltd.	2,474	10,235
BOC Hong Kong Holdings, Ltd.	4,000	16,342
Cheung Kong Infrastructure Holdings, Ltd.	4,000	31,397
Cheung Kong Property Holdings, Ltd.	1,770	11,923
CK Hutchison Holdings, Ltd.	2,000	24,603
CLP Holdings, Ltd.	8,000	83,639
Hang Seng Bank, Ltd.	4,000	81,117
HK Electric Investments & HK Electric Investments, Ltd. (d)	13,831	12,743
HKT Trust & HKT, Ltd.	15,540	20,036
Hong Kong & China Gas Co., Ltd.	15,630	31,254
Hong Kong Exchanges & Clearing, Ltd.	1,210	30,454
Link REIT	4,000	28,025
MTR Corp., Ltd.	8,059	45,265
New World Development Co., Ltd.	4,112	5,058
Noble Group, Ltd. (a)	4,000	555
Power Assets Holdings, Ltd.	4,000	34,485
Yue Yuen Industrial Holdings, Ltd.	4,000	15,724

		492,943

IRELAND — 0.3%
Bank of Ireland (a)	10,956	2,754
CRH PLC	176	6,225
Experian PLC	1,033	21,029
James Hardie Industries PLC	436	6,842
Kerry Group PLC Class A	424	33,422
Paddy Power Betfair PLC	76	8,169
XL Group, Ltd.	128	5,102

		83,543

ISRAEL — 0.5%
Azrieli Group, Ltd.	224	11,859
Bank Hapoalim BM	3,920	23,841
Bank Leumi Le-Israel BM (a)	3,356	14,790
Bezeq The Israeli Telecommunication Corp., Ltd.	4,673	8,379
Check Point Software Technologies, Ltd. (a)	132	13,551
Israel Chemicals, Ltd.	4	17
Mizrahi Tefahot Bank, Ltd.	785	13,285
Nice, Ltd.	224	15,018
Teva Pharmaceutical Industries, Ltd.	609	19,978

		120,718

ITALY — 0.6%
Assicurazioni Generali SpA	805	12,829
Atlantia SpA	152	3,934
Enel SpA	3,744	17,675
Eni SpA	521	8,554
Ferrari NV	104	7,759
Intesa Sanpaolo SpA	4,621	12,583
Mediobanca SpA	913	8,252
Snam SpA	8,746	37,922
Telecom Italia RSP/Milano	5,398	3,949

Telecom Italia SpA/Milano (a)	6,944	6,261
UniCredit SpA	1,836	28,375

		148,093

JAPAN — 10.0%
ABC-Mart, Inc.	400	23,369
Aeon Co., Ltd.	400	5,833
Ajinomoto Co., Inc.	800	15,770
ANA Holdings, Inc.	8,000	24,396
Aozora Bank, Ltd.	4,000	14,718
Astellas Pharma, Inc.	4,400	57,887
Benesse Holdings, Inc.	400	12,492
Bridgestone Corp.	400	16,164
Canon, Inc.	2,800	87,219
Chubu Electric Power Co., Inc.	400	5,352
Chugai Pharmaceutical Co., Ltd.	400	13,731
Chugoku Bank, Ltd.	800	11,631
Chugoku Electric Power Co., Inc.	400	4,423
Concordia Financial Group, Ltd.	400	1,850
Dai-ichi Life Holdings, Inc.	1,200	21,501
Daiichi Sankyo Co., Ltd.	400	8,999
Denso Corp.	400	17,579
Eisai Co., Ltd.	400	20,691
Fuji Heavy Industries, Ltd.	800	29,313
FUJIFILM Holdings Corp.	400	15,608
Hino Motors, Ltd.	400	4,835
Hitachi Construction Machinery Co., Ltd.	400	9,961
Hitachi, Ltd.	4,000	21,628
Honda Motor Co., Ltd.	800	24,058
Hoya Corp.	400	19,226
Idemitsu Kosan Co., Ltd.	400	13,892
Inpex Corp.	800	7,858
Isetan Mitsukoshi Holdings, Ltd.	400	4,387
Isuzu Motors, Ltd.	400	5,286
ITOCHU Corp.	1,200	17,015
Japan Airlines Co., Ltd.	800	25,315
Japan Exchange Group, Inc.	400	5,690
Japan Post Bank Co., Ltd.	400	4,957
Japan Post Holdings Co., Ltd.	400	5,015
Japan Prime Realty Investment Corp. REIT	4	15,472
Japan Real Estate Investment Corp. REIT	4	21,179
Japan Retail Fund Investment Corp. REIT	12	23,520
Japan Tobacco, Inc.	1,200	38,963
JFE Holdings, Inc.	800	13,702
JTEKT Corp.	400	6,207
JX Holdings, Inc.	2,800	13,737
Kakaku.com, Inc.	800	10,877
Kansai Electric Power Co., Inc.	400	4,907
Kao Corp.	400	21,912
Kawasaki Heavy Industries, Ltd.	4,000	12,133
KDDI Corp.	800	20,978
Keikyu Corp.	4,000	43,866
Kirin Holdings Co., Ltd.	400	7,540
Kobe Steel, Ltd. (a)	400	3,647
Komatsu, Ltd.	400	10,416
Konica Minolta, Inc.	400	3,575
Kubota Corp.	400	5,998
Kyowa Hakko Kirin Co., Ltd.	800	12,650
Kyushu Electric Power Co., Inc.	400	4,257
Kyushu Financial Group, Inc.	400	2,445

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Lawson, Inc.	200	$13,551
M3, Inc.	400	9,918
Marubeni Corp.	4,000	24,607
Mazda Motor Corp.	400	5,754
McDonald’s Holdings Co., Japan, Ltd.	400	11,667
Miraca Holdings, Inc.	400	18,379
Mitsubishi Chemical Holdings Corp.	1,200	9,277
Mitsubishi Corp.	1,600	34,540
Mitsubishi Heavy Industries, Ltd.	4,000	16,032
Mitsubishi Motors Corp.	1,200	7,205
Mitsubishi Tanabe Pharma Corp.	1,200	24,963
Mitsubishi UFJ Financial Group, Inc.	10,800	67,816
Mitsubishi UFJ Lease & Finance Co., Ltd.	400	1,992
Mitsui & Co., Ltd.	1,200	17,365
Mitsui OSK Lines, Ltd.	4,000	12,564
Mizuho Financial Group, Inc.	20,000	36,615
MS&AD Insurance Group Holdings, Inc.	400	12,708
Nagoya Railroad Co., Ltd.	4,000	17,984
NGK Spark Plug Co., Ltd.	400	9,132
Nikon Corp.	400	5,794
Nippon Building Fund, Inc. REIT	4	21,861
Nippon Prologis REIT, Inc.	8	17,324
Nippon Steel & Sumitomo Metal Corp.	400	9,208
Nippon Telegraph & Telephone Corp.	1,600	68,233
Nippon Yusen KK (a)	4,000	8,436
Nissan Motor Co., Ltd.	1,600	15,414
Nissin Foods Holdings Co., Ltd.	400	22,148
Nitori Holdings Co., Ltd.	400	50,507
Nomura Holdings, Inc.	2,000	12,419
Nomura Real Estate Master Fund, Inc.	16	24,812
Nomura Research Institute, Ltd.	800	29,436
NSK, Ltd.	800	11,430
NTT Data Corp.	800	37,907
NTT DOCOMO, Inc.	2,768	64,400
Oracle Corp. Japan	400	22,831
Oriental Land Co., Ltd.	400	22,913
ORIX Corp.	400	5,914
Osaka Gas Co., Ltd.	4,000	15,184
Otsuka Corp.	400	21,682
Otsuka Holdings Co., Ltd.	1,600	72,110
Panasonic Corp.	1,200	13,548
Park24 Co., Ltd.	400	10,460
Rakuten, Inc.	400	4,003
Recruit Holdings Co., Ltd.	1,966	100,214
Resona Holdings, Inc.	2,000	10,731
Ricoh Co., Ltd.	400	3,288
Sankyo Co., Ltd.	400	13,354
Santen Pharmaceutical Co., Ltd.	2,000	28,933
SBI Holdings, Inc.	400	5,571
Secom Co., Ltd.	400	28,606
Sekisui House, Ltd.	400	6,573
Seven & i Holdings Co., Ltd.	400	15,658
Showa Shell Sekiyu KK	800	8,091
SoftBank Group Corp.	400	28,222
Sompo Holdings, Inc.	400	14,642
Sony Corp.	800	27,038
Sumitomo Corp.	800	10,751
Sumitomo Electric Industries, Ltd.	400	6,627
Sumitomo Mitsui Financial Group, Inc.	1,200	43,561
Sumitomo Mitsui Trust Holdings, Inc.	400	13,856

Suntory Beverage & Food, Ltd.	800	33,671
Suzuken Co., Ltd.	400	13,102
T&D Holdings, Inc.	800	11,602
Taisho Pharmaceutical Holdings Co., Ltd.	400	32,451
Takeda Pharmaceutical Co., Ltd.	1,989	93,336
Terumo Corp.	400	13,874
Tobu Railway Co., Ltd.	4,000	20,246
Toho Co., Ltd.	400	10,593
Tohoku Electric Power Co., Inc.	400	5,413
Tokio Marine Holdings, Inc.	400	16,857
Tokyo Electric Power Co. Holdings, Inc. (a)	1,200	4,695
TonenGeneral Sekiyu KK (a) (e)	4,000	50,043
Toshiba Corp. (a)	4,000	8,666
Toyo Suisan Kaisha, Ltd.	400	14,879
Toyota Motor Corp.	1,200	65,067
Toyota Tsusho Corp.	400	12,097
Unicharm Corp.	400	9,576
United Urban Investment Corp. REIT	12	18,415
USS Co., Ltd.	1,200	19,987
Yahoo! Japan Corp.	1,600	7,380
Yamada Denki Co., Ltd.	1,200	5,977
Yamaha Motor Co., Ltd.	400	9,624
Yamato Holdings Co., Ltd.	1,200	25,119
Yokohama Rubber Co., Ltd.	400	7,822

		2,691,881

LUXEMBOURG — 0.1%
ArcelorMittal (a)	1,193	10,062
RTL Group SA (a)	132	10,659
SES SA	68	1,586
Tenaris SA	184	3,163

		25,470

MEXICO — 0.1%
Fresnillo PLC	1,117	21,733

NETHERLANDS — 1.1%
Aegon NV	1,185	6,047
AerCap Holdings NV (a)	400	18,388
Akzo Nobel NV	60	4,988
Altice NV Class A (a)	48	1,089
Altice NV Class B (a)	16	363
ASML Holding NV	334	44,439
EXOR NV	108	5,600
Heineken Holding NV	64	5,104
Heineken NV	64	5,462
ING Groep NV	1,730	26,219
Koninklijke Ahold Delhaize NV	1,602	34,371
Koninklijke DSM NV	56	3,798
Koninklijke KPN NV	1,345	4,061
Koninklijke Philips NV	228	7,348
NN Group NV	224	7,304
Randstad Holding NV	72	4,166
Royal Dutch Shell PLC Class A	2,551	66,860
Royal Dutch Shell PLC Class B	1,606	43,870

		289,477

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	4,141	19,569
Ryman Healthcare, Ltd.	2,046	12,028

		31,597

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.1%
DNB ASA	376	$5,958
Norsk Hydro ASA	777	4,511
Statoil ASA	478	8,164
Telenor ASA	180	2,995
Yara International ASA	240	9,238

		30,866

PORTUGAL — 0.0% (c)
EDP — Energias de Portugal SA	909	3,087
Galp Energia SGPS SA	240	3,651
Jeronimo Martins SGPS SA	288	5,166

		11,904

SINGAPORE — 0.7%
Broadcom, Ltd.	36	7,883
Keppel Corp., Ltd.	4,000	19,867
Oversea-Chinese Banking Corp., Ltd.	4,026	28,006
Singapore Airlines, Ltd.	4,000	28,827
Singapore Press Holdings, Ltd.	8,000	20,325
Singapore Telecommunications, Ltd.	27,242	76,425
StarHub, Ltd.	4,000	8,244

		189,577

SOUTH AFRICA — 0.0% (c)
Investec PLC	220	1,497
Mondi PLC	452	10,891

		12,388

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	105	3,582
Amadeus IT Group SA	473	24,060
Banco Bilbao Vizcaya Argentaria SA	4,116	32,005
Banco de Sabadell SA	1,674	3,076
Banco Popular Espanol SA	4,325	4,210
Banco Santander SA	10,215	62,767
CaixaBank SA	4	17
Distribuidora Internacional de Alimentacion SA	280	1,623
Endesa SA	605	14,255
Ferrovial SA	197	3,953
Gas Natural SDG SA	4	88
Iberdrola SA	2,395	17,175
Industria de Diseno Textil SA	1,177	41,593
Mapfre SA	753	2,589
Repsol SA	1,161	17,974
Telefonica SA	1,856	20,814
Zardoya Otis SA	264	2,445

		252,226

SWEDEN — 0.8%
Alfa Laval AB	304	5,758
Assa Abloy AB Class B	973	20,085
Atlas Copco AB Class A	721	25,543
Atlas Copco AB Class B	424	13,525
Autoliv, Inc.	40	4,090
Boliden AB	296	8,852
Electrolux AB Series B	168	4,687
Hennes & Mauritz AB Class B	1,193	30,599
Investor AB Class B	268	11,322
Kinnevik AB Class B	312	8,352

Nordea Bank AB	1,478	16,935
Sandvik AB	280	4,199
Skandinaviska Enskilda Banken AB Class A	461	5,148
Skanska AB Class B	420	9,926
SKF AB Class B	432	8,579
Svenska Cellulosa AB SCA Class B	144	4,661
Svenska Handelsbanken AB Class A	420	5,781
Swedbank AB Class A	268	6,232
Telefonaktiebolaget LM Ericsson Class B	677	4,534
Telia Co. AB	693	2,918
Volvo AB Class B	432	6,401

		208,127

SWITZERLAND — 5.1%
ABB, Ltd.	440	10,299
Actelion, Ltd. (a)	140	39,540
Adecco Group AG	204	14,501
Baloise Holding AG	36	4,952
Barry Callebaut AG (a)	4	5,231
Chocoladefabriken Lindt & Spruengli AG	6	34,048
Cie Financiere Richemont SA	4	316
Credit Suisse Group AG (a)	1,141	16,985
EMS-Chemie Holding AG	12	6,995
Galenica AG	4	4,220
Geberit AG	40	17,256
Givaudan SA	16	28,837
Glencore PLC (a)	9,214	36,080
Julius Baer Group, Ltd. (a)	416	20,780
Kuehne + Nagel International AG	328	46,368
LafargeHolcim, Ltd. (a)	220	13,012
Nestle SA	4,305	330,525
Novartis AG	1,173	87,130
Partners Group Holding AG	28	15,064
Roche Holding AG	1,205	307,946
Schindler Holding AG (b)	76	14,715
Schindler Holding AG (b)	124	23,525
SGS SA	4	8,540
Sika AG	4	24,017
Sonova Holding AG	276	38,300
STMicroelectronics NV	208	3,188
Swatch Group AG	4	279
Swiss Life Holding AG (a)	16	5,166
Swiss Prime Site AG (a)	296	26,068
Swiss Re AG	156	14,019
Swisscom AG	136	62,786
Syngenta AG	79	34,893
TE Connectivity, Ltd.	408	30,416
UBS Group AG (a)	1,610	25,784
Wolseley PLC	276	17,325
Zurich Insurance Group AG	52	13,892

		1,382,998

UNITED KINGDOM — 6.0%
3i Group PLC	424	3,974
Aberdeen Asset Management PLC	1,125	3,724
Admiral Group PLC	256	6,367
Anglo American PLC (a)	1,377	20,998
Ashtead Group PLC	96	1,984
Associated British Foods PLC	84	2,737
AstraZeneca PLC	1,738	106,763

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Auto Trader Group PLC (d)	68	$334
Aviva PLC	1,349	8,974
Babcock International Group PLC	48	529
BAE Systems PLC	4,361	35,037
Barclays PLC	12,614	35,505
Barratt Developments PLC	208	1,421
Berkeley Group Holdings PLC	168	6,737
BP PLC	11,486	65,716
British American Tobacco PLC	224	14,845
British Land Co. PLC REIT	336	2,563
BT Group PLC	7,740	30,797
Bunzl PLC	348	10,096
Burberry Group PLC	509	10,973
Capita PLC	1,053	7,433
Carnival PLC	104	5,954
Centrica PLC	256	695
CNH Industrial NV	376	3,635
Cobham PLC	601	1,000
Coca-Cola European Partners PLC	260	9,799
Compass Group PLC	3,716	69,979
Croda International PLC	152	6,774
Delphi Automotive PLC	428	34,450
Diageo PLC	2,094	59,792
Direct Line Insurance Group PLC	889	3,862
easyJet PLC	1,001	12,842
Fiat Chrysler Automobiles NV (a)	1,638	17,957
G4S PLC	557	2,119
GKN PLC	2,755	12,516
GlaxoSmithKline PLC	2,194	45,528
Hargreaves Lansdown PLC	292	4,750
HSBC Holdings PLC	10,227	83,239
IMI PLC	4	60
Imperial Brands PLC	1,033	49,951
International Consolidated Airlines Group SA	641	4,251
Intertek Group PLC	220	10,822
ITV PLC	4,281	11,718
J Sainsbury PLC	685	2,264
Johnson Matthey PLC	204	7,857
Kingfisher PLC	5,814	23,708
Land Securities Group PLC REIT	252	3,337
Legal & General Group PLC	1,189	3,677
Liberty Global PLC Class A (a)	124	4,448
Liberty Global PLC Series C (a)	180	6,307
Liberty Global PLC LiLAC Class C (a)	16	369
Lloyds Banking Group PLC	10,431	8,650
London Stock Exchange Group PLC	200	7,930
Marks & Spencer Group PLC	1,906	8,032
Merlin Entertainments PLC (d)	1,606	9,631
National Grid PLC	2,607	33,039
Next PLC	308	16,638
Old Mutual PLC	1,430	3,587
Pearson PLC	212	1,809
Pentair PLC	56	3,516
Persimmon PLC	388	10,160
Petrofac, Ltd.	4	46
Prudential PLC	493	10,394
Randgold Resources, Ltd.	444	38,670
Reckitt Benckiser Group PLC	1,097	99,945
RELX NV	1,365	25,345

RELX PLC	1,534	30,001
Rio Tinto PLC	625	25,083
Rio Tinto, Ltd.	320	14,759
Rolls-Royce Holdings PLC (a)	2,295	21,638
Royal Bank of Scotland Group PLC (a)	3,059	9,261
Royal Mail PLC	3,103	16,491
RSA Insurance Group PLC	561	4,114
Sage Group PLC	1,197	9,437
Schroders PLC	120	4,547
Sky PLC	1,337	16,317
Smith & Nephew PLC	881	13,396
Smiths Group PLC	444	8,989
SSE PLC	65	1,200
St James’s Place PLC	517	6,866
Standard Chartered PLC (a)	2,739	26,133
Standard Life PLC	537	2,382
Tate & Lyle PLC	4	38
Taylor Wimpey PLC	3,464	8,364
TechnipFMC PLC (a)	8	262
Tesco PLC (a)	6,823	15,835
Travis Perkins PLC	156	2,953
Unilever NV	1,886	93,940
Unilever PLC	1,462	72,020
Vodafone Group PLC	14,091	36,667
Weir Group PLC	4	96
Whitbread PLC	164	8,117
William Hill PLC	893	3,247
Wm Morrison Supermarkets PLC	1,374	4,123
WPP PLC	304	6,660

		1,621,495

UNITED STATES — 60.7%
3M Co.	665	127,234
Abbott Laboratories	1,498	66,526
AbbVie, Inc.	208	13,553
Accenture PLC Class A	1,133	135,824
Activision Blizzard, Inc.	196	9,773
Adobe Systems, Inc. (a)	68	8,849
Advance Auto Parts, Inc.	76	11,268
AES Corp.	296	3,309
Aetna, Inc.	108	13,775
Aflac, Inc.	108	7,821
AGCO Corp.	76	4,574
Agilent Technologies, Inc.	72	3,807
AGNC Investment Corp. REIT	1,786	35,524
Air Products & Chemicals, Inc.	36	4,870
Albemarle Corp.	84	8,874
Alleghany Corp. (a)	76	46,714
Allergan PLC	32	7,645
Allstate Corp.	553	45,064
Ally Financial, Inc.	388	7,888
Alphabet, Inc. Class A (a)	284	240,775
Alphabet, Inc. Class C (a)	300	248,868
Altria Group, Inc.	1,185	84,633
Amazon.com, Inc. (a)	20	17,731
Ameren Corp.	108	5,896
American Electric Power Co., Inc.	144	9,667
American Express Co.	160	12,658
American International Group, Inc.	681	42,515
American Tower Corp. REIT	351	42,661

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

American Water Works Co., Inc.	196	$15,243
Ameriprise Financial, Inc.	40	5,187
AmerisourceBergen Corp.	268	23,718
AMETEK, Inc.	400	21,632
Amgen, Inc.	877	143,889
Amphenol Corp. Class A	288	20,497
Anadarko Petroleum Corp.	76	4,712
Analog Devices, Inc.	141	11,555
Annaly Capital Management, Inc.	5,402	60,016
ANSYS, Inc. (a)	400	42,748
Anthem, Inc.	120	19,846
Aon PLC	364	43,203
Apache Corp.	160	8,222
Apple, Inc.	4,789	687,988
Applied Materials, Inc.	208	8,091
Arch Capital Group, Ltd. (a)	797	75,532
Archer-Daniels-Midland Co.	284	13,075
Arconic, Inc.	112	2,950
Arrow Electronics, Inc. (a)	76	5,579
Assurant, Inc.	64	6,123
AT&T, Inc.	4,745	197,155
Automatic Data Processing, Inc.	1,558	159,524
AutoZone, Inc. (a)	124	89,658
AvalonBay Communities, Inc. REIT	404	74,174
Avnet, Inc.	96	4,393
Axis Capital Holdings, Ltd.	485	32,510
Baker Hughes, Inc.	108	6,461
Ball Corp.	16	1,188
Bank of America Corp.	4,473	105,518
Bank of New York Mellon Corp.	384	18,136
Baxter International, Inc.	601	31,168
BB&T Corp.	232	10,370
Becton Dickinson and Co.	501	91,903
Bed Bath & Beyond, Inc.	336	13,259
Berkshire Hathaway, Inc. Class B (a)	745	124,177
Best Buy Co., Inc.	180	8,847
Biogen, Inc. (a)	224	61,246
BlackRock, Inc.	24	9,204
Boeing Co.	781	138,128
BorgWarner, Inc.	68	2,842
Boston Scientific Corp. (a)	308	7,660
Bristol-Myers Squibb Co.	1,742	94,730
Brixmor Property Group, Inc.	296	6,352
Broadridge Financial Solutions, Inc.	400	27,180
Brown-Forman Corp. Class B	264	12,192
Bunge, Ltd.	92	7,292
C.H. Robinson Worldwide, Inc.	577	44,596
C.R. Bard, Inc.	240	59,650
CA, Inc.	344	10,912
Camden Property Trust	72	5,793
Campbell Soup Co.	605	34,630
Capital One Financial Corp.	236	20,452
Cardinal Health, Inc.	348	28,379
CarMax, Inc. (a)	96	5,685
Carnival Corp.	100	5,891
Caterpillar, Inc.	172	15,955
CBS Corp. Class B	485	33,640
CDK Global, Inc.	216	14,042
Celanese Corp. Series A	68	6,110
CenterPoint Energy, Inc.	188	5,183

CenturyLink, Inc.	208	4,903
Cerner Corp. (a)	400	23,540
CF Industries Holdings, Inc.	300	8,805
Charles Schwab Corp.	156	6,366
Charter Communications, Inc. Class A (a)	24	7,856
Chevron Corp.	805	86,433
Chipotle Mexican Grill, Inc. (a)	52	23,167
Chubb, Ltd.	336	45,780
Church & Dwight Co., Inc.	1,570	78,296
Cigna Corp.	68	9,961
Cimarex Energy Co.	32	3,824
Cincinnati Financial Corp.	400	28,908
Cintas Corp.	400	50,616
Cisco Systems, Inc.	1,898	64,152
CIT Group, Inc.	100	4,293
Citigroup, Inc.	1,770	105,881
Citizens Financial Group, Inc.	272	9,398
Citrix Systems, Inc. (a)	148	12,342
Clorox Co.	613	82,651
CME Group, Inc.	96	11,405
Coach, Inc.	384	15,871
Coca-Cola Co.	2,026	85,983
Cognizant Technology Solutions Corp. Class A (a)	88	5,238
Colgate-Palmolive Co.	713	52,184
Comcast Corp. Class A	1,202	45,183
Comerica, Inc.	92	6,309
Conagra Brands, Inc.	128	5,164
ConocoPhillips	364	18,153
Consolidated Edison, Inc.	1,510	117,267
Core Laboratories NV	44	5,083
Corning, Inc.	372	10,044
Costco Wholesale Corp.	636	106,651
Crown Castle International Corp. REIT	477	45,053
CSX Corp.	208	9,682
Cummins, Inc.	172	26,006
CVS Health Corp.	288	22,608
Danaher Corp.	104	8,895
Darden Restaurants, Inc.	88	7,363
DaVita, Inc. (a)	360	24,469
Deere & Co.	108	11,757
Delta Air Lines, Inc.	108	4,964
Devon Energy Corp.	100	4,172
Dick’s Sporting Goods, Inc.	112	5,450
Discover Financial Services	132	9,027
DISH Network Corp. Class A (a)	72	4,571
Dollar General Corp.	340	23,708
Dollar Tree, Inc. (a)	216	16,947
Dominion Resources, Inc.	993	77,027
Dover Corp.	48	3,857
Dow Chemical Co.	300	19,062
Dr. Pepper Snapple Group, Inc.	593	58,067
DTE Energy Co.	64	6,535
Duke Energy Corp.	989	81,108
E.I. du Pont de Nemours & Co.	164	13,174
Eastman Chemical Co.	160	12,928
Eaton Corp. PLC	96	7,118
Eaton Vance Corp.	128	5,755
eBay, Inc. (a)	577	19,370
Edison International	96	7,643

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Edwards Lifesciences Corp. (a)	216	$20,319
Eli Lilly & Co.	1,626	136,763
Emerson Electric Co.	641	38,370
Entergy Corp.	72	5,469
EOG Resources, Inc.	84	8,194
EQT Corp.	52	3,177
Equity Residential REIT	469	29,181
Estee Lauder Cos., Inc. Class A	240	20,350
Everest Re Group, Ltd.	232	54,244
Eversource Energy	292	17,164
Exelon Corp.	304	10,938
Expeditors International of Washington, Inc.	989	55,869
Express Scripts Holding Co. (a)	565	37,239
Exxon Mobil Corp.	2,379	195,102
F5 Networks, Inc. (a)	72	10,265
Facebook, Inc. Class A (a)	84	11,932
Fastenal Co.	296	15,244
Federal Realty Investment Trust REIT	324	43,254
FedEx Corp.	68	13,270
Fidelity National Information Services, Inc.	236	18,790
Fifth Third Bancorp	344	8,738
FirstEnergy Corp.	180	5,728
Fiserv, Inc. (a)	68	7,841
FleetCor Technologies, Inc. (a)	60	9,086
Flex, Ltd. (a)	416	6,989
Flowserve Corp.	140	6,779
Fluor Corp.	172	9,051
FNF Group	276	10,747
Foot Locker, Inc.	541	40,472
Ford Motor Co.	2,126	24,747
Fortive Corp.	436	26,256
Franklin Resources, Inc.	408	17,193
Freeport-McMoRan, Inc. (a)	721	9,633
Frontier Communications Corp.	705	1,509
Gap, Inc.	316	7,676
Gartner, Inc. (a)	400	43,196
General Dynamics Corp.	284	53,165
General Electric Co.	2,066	61,567
General Mills, Inc.	2,230	131,592
General Motors Co.	1,005	35,537
Genuine Parts Co.	268	24,766
Gilead Sciences, Inc.	1,774	120,490
Goldman Sachs Group, Inc.	168	38,593
Halliburton Co.	144	7,086
Harris Corp.	108	12,017
Hartford Financial Services Group, Inc.	160	7,691
HCA Holdings, Inc. (a)	84	7,475
HCP, Inc. REIT	104	3,253
Henry Schein, Inc. (a)	397	67,478
Hershey Co.	509	55,608
Hess Corp.	120	5,785
Hewlett Packard Enterprise Co.	1,081	25,620
HollyFrontier Corp.	88	2,494
Home Depot, Inc.	368	54,033
Honeywell International, Inc.	713	89,032
Hormel Foods Corp.	485	16,796
Host Hotels & Resorts, Inc. REIT	196	3,657
HP, Inc.	1,918	34,294
Humana, Inc.	52	10,719
Illinois Tool Works, Inc.	469	62,128

Ingersoll-Rand PLC	72	5,855
Intel Corp.	5,770	208,124
Intercontinental Exchange, Inc.	120	7,184
International Business Machines Corp.	1,373	239,094
International Flavors & Fragrances, Inc.	76	10,072
International Paper Co.	128	6,500
Interpublic Group of Cos., Inc.	400	9,828
Intuit, Inc.	489	56,719
Intuitive Surgical, Inc. (a)	4	3,066
Invesco, Ltd.	116	3,553
J.M. Smucker Co.	196	25,692
Jacobs Engineering Group, Inc.	76	4,201
JB Hunt Transport Services, Inc.	272	24,953
Johnson & Johnson	4,169	519,249
Johnson Controls International PLC	360	15,163
JPMorgan Chase & Co.	1,530	134,395
Juniper Networks, Inc.	164	4,564
Kellogg Co.	949	68,907
KeyCorp.	332	5,903
Kimberly-Clark Corp.	733	96,485
Kinder Morgan, Inc.	505	10,979
KLA-Tencor Corp.	68	6,465
Kohl’s Corp.	88	3,503
Kraft Heinz Co.	96	8,718
Kroger Co.	448	13,212
L Brands, Inc.	144	6,782
L3 Technologies, Inc.	36	5,950
Laboratory Corp. of America Holdings (a)	264	37,876
Las Vegas Sands Corp.	388	22,143
Leucadia National Corp.	160	4,160
Liberty Interactive Corp. QVC Group Class A (a)	160	3,203
Liberty Media Corp.-Liberty SiriusXM Class A (a)	132	5,137
Liberty Media Corp.-Liberty SiriusXM Class C (a)	264	10,238
Lincoln National Corp.	88	5,760
Loews Corp.	108	5,051
Lowe’s Cos., Inc.	1,185	97,419
lululemon athletica, Inc. (a)	116	6,017
LyondellBasell Industries NV Class A	581	52,981
M&T Bank Corp.	68	10,522
Macerich Co. REIT	400	25,760
ManpowerGroup, Inc.	52	5,334
Marathon Oil Corp.	641	10,128
Marathon Petroleum Corp.	469	23,703
Markel Corp. (a)	100	97,586
Marriott International, Inc. Class A	40	3,767
Marsh & McLennan Cos., Inc.	1,021	75,442
MasterCard, Inc. Class A	1,281	144,074
McCormick & Co., Inc.	681	66,432
McDonald’s Corp.	757	98,115
McKesson Corp.	216	32,024
Medtronic PLC	509	41,005
Merck & Co., Inc.	1,377	87,495
MetLife, Inc.	360	19,015
Mettler-Toledo International, Inc. (a)	36	17,241
MGM Resorts International	164	4,494
Michael Kors Holdings, Ltd. (a)	272	10,366
Micron Technology, Inc. (a)	957	27,657

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Microsoft Corp.	7,809	$514,301
Molson Coors Brewing Co. Class B	64	6,125
Mondelez International, Inc. Class A	436	18,783
Monsanto Co.	60	6,792
Monster Beverage Corp. (a)	440	20,315
Morgan Stanley	821	35,172
Mosaic Co.	96	2,801
Motorola Solutions, Inc.	617	53,198
Murphy Oil Corp.	68	1,944
Mylan NV (a)	88	3,431
National Oilwell Varco, Inc.	501	20,085
Navient Corp.	280	4,133
NetApp, Inc.	116	4,855
New York Community Bancorp, Inc.	292	4,079
Newell Brands, Inc.	268	12,642
Newmont Mining Corp.	336	11,075
News Corp. Class A	252	3,276
NextEra Energy, Inc.	340	43,646
NIKE, Inc. Class B	1,474	82,146
Noble Energy, Inc.	60	2,060
Nordstrom, Inc.	156	7,265
Norfolk Southern Corp.	60	6,718
Northern Trust Corp.	72	6,234
Northrop Grumman Corp.	208	49,471
Nucor Corp.	84	5,016
NVIDIA Corp.	633	68,953
O’Reilly Automotive, Inc. (a)	252	68,000
Occidental Petroleum Corp.	605	38,333
Omnicom Group, Inc.	260	22,415
ONEOK, Inc.	64	3,548
Oracle Corp.	3,320	148,105
PACCAR, Inc.	72	4,838
Parker-Hannifin Corp.	36	5,772
Patterson Cos., Inc.	424	19,177
Paychex, Inc.	1,986	116,975
PayPal Holdings, Inc. (a)	120	5,162
People’s United Financial, Inc.	1,622	29,520
PepsiCo, Inc.	2,411	269,694
Pfizer, Inc.	2,487	85,080
PG&E Corp.	1,137	75,451
Philip Morris International, Inc.	252	28,451
Phillips 66	320	25,350
Pioneer Natural Resources Co.	20	3,725
Plains GP Holdings L.P. Class A	148	4,626
PNC Financial Services Group, Inc.	216	25,972
Polaris Industries, Inc.	76	6,369
PPG Industries, Inc.	248	26,060
PPL Corp.	176	6,581
Praxair, Inc.	264	31,310
Priceline Group, Inc. (a)	52	92,558
Principal Financial Group, Inc.	88	5,554
Procter & Gamble Co.	3,932	353,290
Progressive Corp.	601	23,547
Prologis, Inc. REIT	108	5,603
Prudential Financial, Inc.	140	14,935
Public Service Enterprise Group, Inc.	144	6,386
Public Storage REIT	312	68,300
PulteGroup, Inc.	216	5,087
QUALCOMM, Inc.	1,838	105,391
Quest Diagnostics, Inc.	72	7,070

Ralph Lauren Corp.	60	4,897
Raytheon Co.	308	46,970
Realty Income Corp. REIT	400	23,812
Regions Financial Corp.	541	7,861
RenaissanceRe Holdings, Ltd.	240	34,716
Republic Services, Inc.	1,345	84,479
ResMed, Inc.	136	9,788
Reynolds American, Inc.	128	8,067
Robert Half International, Inc.	152	7,422
Rockwell Automation, Inc.	148	23,045
Rockwell Collins, Inc.	152	14,768
Ross Stores, Inc.	781	51,444
Royal Caribbean Cruises, Ltd.	76	7,456
SBA Communications Corp. REIT (a)	64	7,704
SCANA Corp.	120	7,842
Schlumberger, Ltd.	444	34,676
Scripps Networks Interactive, Inc. Class A	84	6,583
Seagate Technology PLC	96	4,409
SEI Investments Co.	156	7,869
Sempra Energy	88	9,724
Sherwin-Williams Co.	84	26,056
Shire PLC	116	6,761
Simon Property Group, Inc. REIT	28	4,817
Skyworks Solutions, Inc.	164	16,069
Southern Co.	2,599	129,378
Southwest Airlines Co.	24	1,290
Stanley Black & Decker, Inc.	48	6,378
Staples, Inc.	372	3,262
Starbucks Corp.	2,583	150,821
State Street Corp. (f)	144	11,464
Stericycle, Inc. (a)	20	1,658
Stryker Corp.	452	59,506
SunTrust Banks, Inc.	212	11,724
Symantec Corp.	184	5,645
Synchrony Financial	128	4,390
Synopsys, Inc. (a)	773	55,756
Sysco Corp.	452	23,468
T Rowe Price Group, Inc.	268	18,264
Target Corp.	1,458	80,467
TD Ameritrade Holding Corp.	244	9,482
Tesoro Corp.	84	6,809
Texas Instruments, Inc.	1,349	108,675
Textron, Inc.	112	5,330
Thermo Fisher Scientific, Inc.	52	7,987
Thomson Reuters Corp.	597	25,744
Tiffany & Co.	116	11,055
Time Warner, Inc.	244	23,841
TJX Cos., Inc.	1,786	141,237
Tractor Supply Co.	156	10,759
Travelers Cos., Inc.	497	59,908
TripAdvisor, Inc. (a)	112	4,834
Twenty-First Century Fox, Inc. Class A	260	8,421
Twenty-First Century Fox, Inc. Class B	517	16,430
Tyson Foods, Inc. Class A	112	6,912
UDR, Inc. REIT	797	28,899
Ulta Salon Cosmetics & Fragrance, Inc. (a)	60	17,114
Under Armour, Inc. Class A (a)	136	2,690
Under Armour, Inc. Class C (a)	136	2,489
Union Pacific Corp.	913	96,705
United Parcel Service, Inc. Class B	545	58,478

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

United Technologies Corp.	156	$17,505
UnitedHealth Group, Inc.	465	76,265
Universal Health Services, Inc. Class B	48	5,974
Unum Group	120	5,627
US Bancorp	753	38,779
Valero Energy Corp.	324	21,478
Varian Medical Systems, Inc. (a)	577	52,582
Ventas, Inc. REIT	641	41,691
Verizon Communications, Inc.	3,071	149,711
VF Corp.	797	43,811
Visa, Inc. Class A	2,699	239,860
VMware, Inc. Class A (a)	400	36,856
Voya Financial, Inc.	112	4,252
W.W. Grainger, Inc.	64	14,897
Wabtec Corp.	88	6,864
Wal-Mart Stores, Inc.	2,811	202,617
Walgreens Boots Alliance, Inc.	176	14,617
Walt Disney Co.	1,826	207,050
Waste Management, Inc.	1,313	95,744
Waters Corp. (a)	84	13,130
WEC Energy Group, Inc.	773	46,867
Wells Fargo & Co.	2,319	129,076
Welltower, Inc. REIT	765	54,177
Western Digital Corp.	60	4,952
Western Union Co.	669	13,614
WestRock Co.	88	4,579
Weyerhaeuser Co. REIT	136	4,621
Whirlpool Corp.	28	4,797
Whole Foods Market, Inc.	400	11,888
Williams Cos., Inc.	88	2,604
Willis Towers Watson PLC	48	6,283
WR Berkley Corp.	553	39,058
Xcel Energy, Inc.	1,349	59,963
Xerox Corp.	489	3,589
Xilinx, Inc.	228	13,199
Yahoo!, Inc. (a)	569	26,407
Yum! Brands, Inc.	112	7,157
Zimmer Biomet Holdings, Inc.	40	4,884
Zoetis, Inc.	32	1,708

		16,395,211

TOTAL COMMON STOCKS (Cost $25,168,868)		26,900,566

RIGHTS — 0.0% (c)
GERMANY — 0.0% (c)
Deutsche Bank AG (expiring 4/6/17) (a) (Cost $0)	1,361	3,260

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h) (Cost $139,363)	139,363	139,363

TOTAL INVESTMENTS — 100.2% (Cost $25,308,231)		27,043,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(53,242)

NET ASSETS — 100.0%		$26,989,947

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $50,043 representing 0.2% of the Fund’s net assets.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$404,421	$—	$—	$404,421
Austria	12,765	—	—	12,765
Belgium	78,648	—	—	78,648
Canada	889,739	—	—	889,739
Chile	1,544	—	—	1,544
Denmark	287,332	—	—	287,332

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Finland	$58,430	$—	$—	$58,430
France	564,306	—	—	564,306
Germany	593,134	—	—	593,134
Hong Kong	492,943	—	—	492,943
Ireland	83,543	—	—	83,543
Israel	120,718	—	—	120,718
Italy	148,093	—	—	148,093
Japan	2,641,838	50,043	—	2,691,881
Luxembourg	25,470	—	—	25,470
Mexico	21,733	—	—	21,733
Netherlands	289,477	—	—	289,477
New Zealand	31,597	—	—	31,597
Norway	30,866	—	—	30,866
Portugal	11,904	—	—	11,904
Singapore	189,577	—	—	189,577
South Africa	12,388	—	—	12,388
Spain	252,226	—	—	252,226
Sweden	208,127	—	—	208,127
Switzerland	1,382,998	—	—	1,382,998
United Kingdom	1,621,495	—	—	1,621,495
United States	16,395,211	—	—	16,395,211
Rights
Germany	3,260	—	—	3,260
Short-Term Investment	139,363	—	—	139,363

TOTAL INVESTMENTS	$26,993,146	$50,043	$—	$27,043,189

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Corp	36	$2,507	108	—	144	$11,464	$109
State Street Institutional Liquid Reserves Fund, Premier Class	28,844	28,844	919	29,763	—	—	1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	298,912	159,549	139,363	139,363	62

TOTAL		$31,351				$150,827	$172

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIRLINES — 0.2%
Qantas Airways, Ltd.	7,245	$21,499

BANKS — 22.2%
Australia & New Zealand Banking Group, Ltd.	28,256	685,883
Bank of Queensland, Ltd.	2,563	23,775
Bendigo & Adelaide Bank, Ltd.	10,976	101,649
Commonwealth Bank of Australia	11,696	766,514
National Australia Bank, Ltd.	24,629	626,399
Westpac Banking Corp.	26,328	704,156

		2,908,376

BEVERAGES — 0.7%
Coca-Cola Amatil, Ltd.	6,728	55,533
Treasury Wine Estates, Ltd.	3,423	31,935

		87,468

BIOTECHNOLOGY — 6.2%
CSL, Ltd.	8,502	812,859

CAPITAL MARKETS — 1.5%
Macquarie Group, Ltd.	2,903	199,753

CHEMICALS — 0.7%
Incitec Pivot, Ltd.	12,416	35,613
Orica, Ltd.	3,952	53,060

		88,673

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Brambles, Ltd.	38,546	274,935

CONSTRUCTION & ENGINEERING — 0.1%
CIMIC Group, Ltd.	451	12,362

CONSTRUCTION MATERIALS — 1.7%
Boral, Ltd.	27,489	122,465
James Hardie Industries PLC	6,551	102,797

		225,262

CONTAINERS & PACKAGING — 1.6%
Amcor, Ltd.	17,849	205,059

DIVERSIFIED FINANCIAL SERVICES — 2.5%
ASX, Ltd.	7,717	297,171
Challenger, Ltd.	3,469	33,212

		330,383

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Telstra Corp., Ltd.	169,699	603,260
TPG Telecom, Ltd.	6,981	37,118
Vocus Group, Ltd.	2,649	8,730

		649,108

ELECTRIC UTILITIES — 0.6%
AusNet Services.	62,597	80,462

FOOD & STAPLES RETAILING — 11.7%
Wesfarmers, Ltd.	25,735	884,811
Woolworths, Ltd.	32,278	652,517

		1,537,328

GAS UTILITIES — 0.8%
APA Group	14,437	98,679

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Cochlear, Ltd.	2,144	221,175

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Healthscope, Ltd.	6,208	10,750
Ramsay Health Care, Ltd.	4,264	227,338
Sonic Healthcare, Ltd.	12,004	202,558

		440,646

HOTELS, RESTAURANTS & LEISURE — 2.9%
Aristocrat Leisure, Ltd.	12,510	171,492
Crown Resorts, Ltd.	1,545	13,919
Domino’s Pizza Enterprises, Ltd.	1,186	52,584
Flight Centre Travel Group, Ltd.	1,325	29,191
Tabcorp Holdings, Ltd.	4,338	15,719
Tatts Group, Ltd.	28,212	95,340

		378,245

INSURANCE — 6.6%
AMP, Ltd.	26,842	106,068
Insurance Australia Group, Ltd.	48,421	223,474
Medibank Pvt, Ltd.	89,040	191,546
QBE Insurance Group, Ltd.	11,801	116,041
Suncorp Group, Ltd.	22,806	229,822

		866,951

IT SERVICES — 0.1%
Computershare, Ltd.	1,112	11,927

MEDIA — 0.5%
REA Group, Ltd.	1,511	68,388

METALS & MINING — 4.3%
Alumina, Ltd.	7,345	10,030
BHP Billiton, Ltd.	14,498	265,877
Fortescue Metals Group, Ltd.	9,008	42,811
Newcrest Mining, Ltd.	6,302	107,063
Rio Tinto, Ltd.	2,224	102,575
South32, Ltd.	15,908	33,494

		561,850

MULTI-UTILITIES — 2.1%
AGL Energy, Ltd.	9,089	182,837
DUET Group	46,058	98,028

		280,865

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	11,037	38,141

OIL, GAS & CONSUMABLE FUELS — 1.9%
Caltex Australia, Ltd.	1,559	35,072
Oil Search, Ltd.	3,841	21,155
Origin Energy, Ltd.	10,459	56,250
Santos, Ltd.	13,277	38,488
Woodside Petroleum, Ltd.	4,124	100,923

		251,888

PROFESSIONAL SERVICES — 0.5%
SEEK, Ltd.	5,687	69,066

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.4%
Dexus Property Group REIT	22,886	170,571
Goodman Group REIT	50,404	297,608
GPT Group REIT	41,369	162,526
Mirvac Group REIT	26,068	43,550

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Scentre Group REIT	145,419	$475,902
Stockland REIT	23,390	82,792
Vicinity Centres REIT	39,337	84,923
Westfield Corp.	65,680	444,923

		1,762,795

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
LendLease Group	12,574	149,444

ROAD & RAIL — 0.5%
Aurizon Holdings, Ltd.	16,775	67,183

TRANSPORTATION INFRASTRUCTURE — 2.4%
Sydney Airport	17,546	90,616
Transurban Group Stapled Security	24,563	218,671

		309,287

TOTAL COMMON STOCKS (Cost $11,545,345)		13,010,057

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $2,101)	2,101	$2,101

TOTAL INVESTMENTS — 99.2% (Cost $11,547,446)		13,012,158
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		103,247

NET ASSETS — 100.0%		$13,115,405

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$21,499	$—	$—	$21,499
Banks	2,908,376	—	—	2,908,376
Beverages	87,468	—	—	87,468
Biotechnology	812,859	—	—	812,859
Capital Markets	199,753	—	—	199,753
Chemicals	88,673	—	—	88,673
Commercial Services & Supplies	274,935	—	—	274,935
Construction & Engineering	12,362	—	—	12,362
Construction Materials	225,262	—	—	225,262
Containers & Packaging	205,059	—	—	205,059
Diversified Financial Services	330,383	—	—	330,383
Diversified Telecommunication Services	649,108	—	—	649,108
Electric Utilities	80,462	—	—	80,462
Food & Staples Retailing.	1,537,328	—	—	1,537,328
Gas Utilities	98,679	—	—	98,679
Health Care Equipment & Supplies	221,175	—	—	221,175
Health Care Providers & Services	440,646	—	—	440,646
Hotels, Restaurants & Leisure	378,245	—	—	378,245
Insurance	866,951	—	—	866,951
IT Services	11,927	—	—	11,927
Media	68,388	—	—	68,388
Metals & Mining	561,850	—	—	561,850
Multi-Utilities	280,865	—	—	280,865
Multiline Retail	38,141	—	—	38,141
Oil, Gas & Consumable Fuels	251,888	—	—	251,888
Professional Services	69,066	—	—	69,066
Real Estate Investment Trusts (REITs)	1,762,795	—	—	1,762,795

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Management & Development	$149,444	$—	$—	$149,444
Road & Rail	67,183	—	—	67,183
Transportation Infrastructure	309,287	—	—	309,287
Short-Term Investment	2,101	—	—	2,101

TOTAL INVESTMENTS	$13,012,158	$—	$—	$13,012,158

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	341,082	338,981	2,101	$2,101	$39

TOTAL		$—				$2,101	$39

See accompanying notes to financial statements.

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
Bombardier, Inc. Class B (a)	32,499	$49,712
CAE, Inc.	23,992	365,551

		415,263

AUTO COMPONENTS — 3.1%
Linamar Corp.	4,659	211,317
Magna International, Inc.	20,656	888,875

		1,100,192

BANKS — 19.7%
Bank of Montreal	13,699	1,020,299
Bank of Nova Scotia	21,749	1,268,753
Canadian Imperial Bank of Commerce	16,526	1,420,940
National Bank of Canada	8,097	339,022
Royal Bank of Canada	21,451	1,558,420
Toronto-Dominion Bank	28,094	1,403,173

		7,010,607

CAPITAL MARKETS — 1.3%
CI Financial Corp.	22,328	442,492
IGM Financial, Inc.	922	27,418

		469,910

CHEMICALS — 4.3%
Agrium, Inc.	8,033	764,480
Methanex Corp.	1,142	53,356
Potash Corp. of Saskatchewan, Inc.	41,679	710,041

		1,527,877

CONSTRUCTION & ENGINEERING — 1.3%
SNC-Lavalin Group, Inc.	11,742	459,414

CONTAINERS & PACKAGING — 1.7%
CCL Industries, Inc. Class B	2,818	613,065

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Element Fleet Management Corp.	2,469	22,790
Onex Corp.	5,136	367,586

		390,376

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
BCE, Inc.	18,398	812,263
TELUS Corp.	9,968	322,662

		1,134,925

ELECTRIC UTILITIES — 2.7%
Emera, Inc.	7,826	275,684
Fortis, Inc.	9,369	309,595
Hydro One, Ltd. (b)	21,389	388,920

		974,199

FOOD & STAPLES RETAILING — 7.0%
Alimentation Couche-Tard, Inc. Class B	18,186	819,267
Empire Co., Ltd. Class A	4,258	64,877
George Weston, Ltd.	2,889	251,348
Jean Coutu Group PJC, Inc. Class A	7,299	114,549
Loblaw Cos., Ltd.	7,626	412,621
Metro, Inc.	27,391	838,992

		2,501,654

FOOD PRODUCTS — 2.3%
Saputo, Inc.	23,917	822,968

HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	1,006	55,880

INSURANCE — 11.9%
Fairfax Financial Holdings, Ltd.	1,023	464,229
Great-West Lifeco, Inc.	32,837	907,317
Industrial Alliance Insurance & Financial Services, Inc.	2,201	95,110
Intact Financial Corp.	13,899	985,692
Manulife Financial Corp.	21,854	386,560
Power Corp. of Canada	11,027	258,301
Power Financial Corp.	24,851	655,352
Sun Life Financial, Inc.	13,447	489,624

		4,242,185

IT SERVICES — 2.3%
CGI Group, Inc. Class A (a)	17,030	813,670

MEDIA — 2.2%
Shaw Communications, Inc. Class B	17,461	360,964
Thomson Reuters Corp.	10,022	432,171

		793,135

METALS & MINING — 3.3%
Agnico Eagle Mines, Ltd.	4,757	201,245
Barrick Gold Corp.	8,403	159,157
Eldorado Gold Corp.	8,641	29,480
First Quantum Minerals, Ltd.	9,238	97,876
Franco-Nevada Corp.	3,675	240,068
Goldcorp, Inc.	9,117	132,621
Kinross Gold Corp. (a)	10,339	36,359
Silver Wheaton Corp.	3,615	75,111
Teck Resources, Ltd. Class B	5,728	124,898
Turquoise Hill Resources, Ltd. (a)	9,604	29,237
Yamana Gold, Inc.	12,282	33,798

		1,159,850

MULTI-UTILITIES — 0.2%
Atco, Ltd. Class I	1,063	41,216
Canadian Utilities, Ltd. Class A	1,057	30,878

		72,094

MULTILINE RETAIL — 3.8%
Canadian Tire Corp., Ltd. Class A	5,483	649,499
Dollarama, Inc.	8,529	704,818

		1,354,317

OIL, GAS & CONSUMABLE FUELS — 13.2%
AltaGas, Ltd.	7,688	177,551
ARC Resources, Ltd.	2,141	30,502
Cameco Corp.	5,196	57,350
Canadian Natural Resources, Ltd.	10,260	334,961
Cenovus Energy, Inc.	14,142	159,590
Crescent Point Energy Corp.	7,681	82,762
Enbridge, Inc.	20,614	861,100
Encana Corp.	7,593	88,703
Husky Energy, Inc. (a)	8,203	92,323
Imperial Oil, Ltd.	11,584	351,954
Inter Pipeline, Ltd.	6,429	135,122
Keyera Corp.	15,604	456,426
Pembina Pipeline Corp.	13,868	438,194
Peyto Exploration & Development Corp.	892	18,293
PrairieSky Royalty, Ltd.	968	20,367

See accompanying notes to financial statements.

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Seven Generations Energy, Ltd. Class A (a)	456	$8,309
Suncor Energy, Inc.	23,890	731,398
Tourmaline Oil Corp. (a)	1,552	34,504
TransCanada Corp.	11,919	548,471
Veresen, Inc.	2,132	23,500
Vermilion Energy, Inc.	613	22,922

		4,674,302

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	861	35,908

PHARMACEUTICALS — 0.2%
Valeant Pharmaceuticals International, Inc. (a)	6,471	71,277

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
H&R Real Estate Investment Trust REIT	5,730	99,120
RioCan Real Estate Investment Trust	8,859	174,038
Smart Real Estate Investment Trust REIT	5,513	135,050

		408,208

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Brookfield Asset Management, Inc. Class A	13,139	477,325
First Capital Realty, Inc.	17,507	262,937

		740,262

ROAD & RAIL — 5.0%
Canadian National Railway Co.	15,164	1,116,109
Canadian Pacific Railway, Ltd.	4,449	651,679

		1,767,788

SOFTWARE — 2.6%
Constellation Software, Inc.	1,543	756,083
Open Text Corp.	4,832	163,766

		919,849

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	3,348	25,857

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Gildan Activewear, Inc.	17,135	461,636

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	1,846	34,383

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Rogers Communications, Inc. Class B	8,606	379,434

TOTAL COMMON STOCKS (Cost $33,117,816)		35,430,485

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $12,318)	12,318	12,318

TOTAL INVESTMENTS — 99.8% (Cost $33,130,134)		35,442,803

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		84,604

NET ASSETS — 100.0%		$35,527,407

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.1% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$415,263	$—	$—	$415,263
Auto Components	1,100,192	—	—	1,100,192
Banks	7,010,607	—	—	7,010,607
Capital Markets	469,910	—	—	469,910
Chemicals	1,527,877	—	—	1,527,877
Construction & Engineering	459,414	—	—	459,414
Containers & Packaging	613,065	—	—	613,065
Diversified Financial Services	390,376	—	—	390,376
Diversified Telecommunication Services	1,134,925	—	—	1,134,925
Electric Utilities	974,199	—	—	974,199
Food & Staples Retailing	2,501,654	—	—	2,501,654
Food Products	822,968	—	—	822,968
Hotels, Restaurants & Leisure	55,880	—	—	55,880

See accompanying notes to financial statements.

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Insurance	$4,242,185	$—	$—	$4,242,185
IT Services	813,670	—	—	813,670
Media	793,135	—	—	793,135
Metals & Mining	1,159,850	—	—	1,159,850
Multi-Utilities	72,094	—	—	72,094
Multiline Retail	1,354,317	—	—	1,354,317
Oil, Gas & Consumable Fuels	4,674,302	—	—	4,674,302
Paper & Forest Products	35,908	—	—	35,908
Pharmaceuticals	71,277	—	—	71,277
Real Estate Investment Trusts (REITs)	408,208	—	—	408,208
Real Estate Management & Development	740,262	—	—	740,262
Road & Rail	1,767,788	—	—	1,767,788
Software	919,849	—	—	919,849
Technology Hardware, Storage & Peripherals	25,857	—	—	25,857
Textiles, Apparel & Luxury Goods	461,636	—	—	461,636
Trading Companies & Distributors	34,383	—	—	34,383
Wireless Telecommunication Services	379,434	—	—	379,434
Short-Term Investment	12,318	—	—	12,318

TOTAL INVESTMENTS	$35,442,803	$—	$—	$35,442,803

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,298	$9,298	263	9,561	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	254,078	241,760	12,318	12,318	37

TOTAL		$9,298				$12,318	$37

See accompanying notes to financial statements.

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.2%
AIR FREIGHT & LOGISTICS — 3.3%
Deutsche Post AG	5,332	$183,090

AIRLINES — 0.7%
Deutsche Lufthansa AG	2,495	40,562

AUTO COMPONENTS — 2.7%
Continental AG	697	153,196
Schaeffler AG, Preference Shares	61	1,075

		154,271

AUTOMOBILES — 9.2%
Bayerische Motoren Werke AG	753	68,867
Bayerische Motoren Werke AG Preference Shares	615	48,557
Daimler AG	2,812	208,124
Porsche Automobil Holding SE Preference Shares	753	41,187
Volkswagen AG Preference Shares	888	129,737
Volkswagen AG	133	19,865

		516,337

BANKS — 0.8%
Commerzbank AG	5,147	46,671

CAPITAL MARKETS — 2.5%
Deutsche Bank AG (a)	5,102	88,128
Deutsche Boerse AG (a)	545	50,077

		138,205

CHEMICALS — 13.2%
BASF SE	2,584	256,804
Covestro AG (b)	1,492	115,151
Evonik Industries AG	2,445	79,929
Fuchs Petrolub SE Preference Shares	1,298	63,486
KS AG	2,227	51,901
Lanxess AG	112	7,534
Linde AG	259	43,242
Symrise AG	1,834	122,283

		740,330

CONSTRUCTION & ENGINEERING — 0.1%
HOCHTIEF AG	26	4,309

CONSTRUCTION MATERIALS — 1.0%
HeidelbergCement AG	576	54,065

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
Deutsche Telekom AG	8,758	153,855
Telefonica Deutschland Holding AG	2,841	14,129

		167,984

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	96	6,032

FOOD & STAPLES RETAILING — 2.1%
METRO AG	3,774	121,014

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Fresenius Medical Care AG & Co. KGaA	983	83,111
Fresenius SE & Co. KGaA	1,218	98,133

		181,244

HOUSEHOLD PRODUCTS — 3.6%
Henkel AG & Co. KGaA	344	38,319

Henkel AG & Co. KGaA Preference Shares	1,258	161,594

		199,913

INDUSTRIAL CONGLOMERATES — 5.1%
Siemens AG	2,083	286,059

INSURANCE — 10.1%
Allianz SE	1,418	263,361
Hannover Rueck SE	1,187	137,302
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	865	169,675

		570,338

INTERNET & CATALOG RETAIL — 0.1%
Zalando SE (a) (b)	117	4,746

INTERNET SOFTWARE & SERVICES — 0.2%
United Internet AG	312	13,842

LIFE SCIENCES TOOLS & SERVICES — 0.3%
QIAGEN NV (a)	666	19,382

MACHINERY — 3.2%
GEA Group AG	2,218	94,511
MAN SE	830	85,781

		180,292

MEDIA — 5.5%
Axel Springer SE	1,288	71,317
ProSiebenSat.1 Media SE	2,956	131,222
RTL Group SA	702	56,845
RTL Group SA (a)	614	49,581

		308,965

METALS & MINING — 0.3%
ThyssenKrupp AG	573	14,071

MULTI-UTILITIES — 4.5%
E.ON SE	8,033	64,017
Innogy SE (a) (b)	3,354	126,936
RWE AG (a)	3,707	61,593

		252,546

PERSONAL PRODUCTS — 2.9%
Beiersdorf AG	1,742	165,318

PHARMACEUTICALS — 5.7%
Bayer AG	1,966	227,201
Merck KGaA	843	96,294

		323,495

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
Deutsche Wohnen AG	1,349	44,533
Vonovia SE	983	34,726

		79,259

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Infineon Technologies AG	6,278	128,552

SOFTWARE — 4.3%
SAP SE	2,469	242,893

TEXTILES, APPAREL & LUXURY GOODS — 4.5%
adidas AG	900	171,631
HUGO BOSS AG	1,138	83,265

		254,896

See accompanying notes to financial statements.

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.7%
Brenntag AG	1,677	$94,255

TRANSPORTATION INFRASTRUCTURE — 0.6%
Fraport AG Frankfurt Airport Services Worldwide	487	34,549

TOTAL COMMON STOCKS (Cost $5,622,457)		5,527,485

RIGHTS — 0.2%
Deutsche Bank AG (expiring 4/6/17) (a) (Cost $0)	5,173	12,393

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $951)	951	951

TOTAL INVESTMENTS — 98.4% (Cost $5,623,408)		5,540,829
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		87,889

NET ASSETS — 100.0%		$5,628,718

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.4% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$183,090	$—	$—	$183,090
Airlines	40,562	—	—	40,562
Auto Components	154,271	—	—	154,271
Automobiles	516,337	—	—	516,337
Banks	46,671	—	—	46,671
Capital Markets	138,205	—	—	138,205
Chemicals	740,330	—	—	740,330
Construction & Engineering	4,309	—	—	4,309
Construction Materials	54,065	—	—	54,065
Diversified Telecommunication Services	167,984	—	—	167,984
Electrical Equipment	6,032	—	—	6,032
Food & Staples Retailing	121,014	—	—	121,014
Health Care Providers & Services	181,244	—	—	181,244
Household Products	199,913	—	—	199,913
Industrial Conglomerates	286,059	—	—	286,059
Insurance	570,338	—	—	570,338
Internet & Catalog Retail	4,746	—	—	4,746
Internet Software & Services	13,842	—	—	13,842
Life Sciences Tools & Services	19,382	—	—	19,382
Machinery	180,292	—	—	180,292
Media	308,965	—	—	308,965
Metals & Mining	14,071	—	—	14,071
Multi-Utilities	252,546	—	—	252,546
Personal Products	165,318	—	—	165,318
Pharmaceuticals	323,495	—	—	323,495
Real Estate Management & Development	79,259	—	—	79,259

See accompanying notes to financial statements.

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors & Semiconductor Equipment	$128,552	$—	$—	$128,552
Software	242,893	—	—	242,893
Textiles, Apparel & Luxury Goods	254,896	—	—	254,896
Trading Companies & Distributors	94,255	—	—	94,255
Transportation Infrastructure	34,549	—	—	34,549
Rights
Capital Markets	12,393	—	—	12,393
Short-Term Investment	951	—	—	951

TOTAL INVESTMENTS	$5,540,829	$—	$—	$5,540,829

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	353	$353	—	353	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	28,007	27,056	951	951	3

TOTAL		$353				$951	$3

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AIR FREIGHT & LOGISTICS — 0.2%
Yamato Holdings Co., Ltd.	1,500	$31,399

AIRLINES — 1.1%
ANA Holdings, Inc.	17,000	51,841
Japan Airlines Co., Ltd.	3,000	94,929

		146,770

AUTO COMPONENTS — 4.3%
Aisin Seiki Co., Ltd.	700	34,363
Bridgestone Corp.	8,200	331,370
Denso Corp.	900	39,552
Koito Manufacturing Co., Ltd.	1,500	77,941
NGK Spark Plug Co., Ltd.	200	4,566
NOK Corp.	200	4,638
Stanley Electric Co., Ltd.	100	2,849
Sumitomo Electric Industries, Ltd.	2,400	39,760
Sumitomo Rubber Industries, Ltd.	2,400	40,858
Toyoda Gosei Co., Ltd.	100	2,541
Toyota Industries Corp.	300	14,888
Yokohama Rubber Co., Ltd.	200	3,911

		597,237

AUTOMOBILES — 7.1%
Fuji Heavy Industries, Ltd.	6,800	249,165
Honda Motor Co., Ltd.	4,600	138,334
Isuzu Motors, Ltd.	7,200	95,145
Mazda Motor Corp.	1,400	20,140
Mitsubishi Motors Corp.	2,200	13,208
Nissan Motor Co., Ltd.	10,500	101,155
Suzuki Motor Corp.	500	20,740
Toyota Motor Corp.	6,100	330,757
Yamaha Motor Co., Ltd.	400	9,624

		978,268

BANKS — 7.6%
Aozora Bank, Ltd.	9,000	33,115
Bank of Kyoto, Ltd.	1,000	7,278
Chiba Bank, Ltd.	3,000	19,250
Chugoku Bank, Ltd.	700	10,177
Concordia Financial Group, Ltd.	5,000	23,127
Fukuoka Financial Group, Inc.	2,000	8,651
Hachijuni Bank, Ltd.	1,300	7,338
Hiroshima Bank, Ltd.	1,000	4,245
Japan Post Bank Co., Ltd.	3,600	44,616
Kyushu Financial Group, Inc.	5,800	35,446
Mebuki Financial Group, Inc.	5,400	21,565
Mitsubishi UFJ Financial Group, Inc.	40,700	255,567
Mizuho Financial Group, Inc.	101,600	186,004
Resona Holdings, Inc.	13,100	70,291
Seven Bank, Ltd.	500	1,633
Shinsei Bank, Ltd.	5,000	9,198
Shizuoka Bank, Ltd.	1,000	8,131
Sumitomo Mitsui Financial Group, Inc.	5,000	181,504
Sumitomo Mitsui Trust Holdings, Inc.	800	27,712
Suruga Bank, Ltd.	2,800	58,900
Yamaguchi Financial Group, Inc.	3,000	32,496

		1,046,244

BEVERAGES — 1.5%
Asahi Group Holdings, Ltd.	1,500	56,645

Coca-Cola West Co., Ltd.	200	6,443
Kirin Holdings Co., Ltd.	3,900	73,517
Suntory Beverage & Food, Ltd.	1,500	63,134

		199,739

BUILDING PRODUCTS — 2.0%
Asahi Glass Co., Ltd.	2,000	16,189
Daikin Industries, Ltd.	2,500	250,942
LIXIL Group Corp.	400	10,141
TOTO, Ltd.	100	3,774

		281,046

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	18,251
Nomura Holdings, Inc.	6,000	37,256
SBI Holdings, Inc.	400	5,571

		61,078

CHEMICALS — 4.1%
Air Water, Inc.	200	3,683
Asahi Kasei Corp.	3,000	29,077
Daicel Corp.	3,000	36,103
Hitachi Chemical Co., Ltd.	1,100	30,405
JSR Corp.	300	5,053
Kansai Paint Co., Ltd.	2,300	48,774
Kuraray Co., Ltd.	1,200	18,178
Mitsubishi Chemical Holdings Corp.	3,200	24,737
Mitsubishi Gas Chemical Co., Inc.	300	6,225
Mitsui Chemicals, Inc.	2,000	9,872
Nippon Paint Holdings Co., Ltd.	100	3,477
Nissan Chemical Industries, Ltd.	1,500	43,615
Nitto Denko Corp.	1,700	131,234
Shin-Etsu Chemical Co., Ltd.	1,000	86,548
Sumitomo Chemical Co., Ltd.	3,000	16,746
Taiyo Nippon Sanso Corp.	100	1,168
Teijin, Ltd.	300	5,651
Toray Industries, Inc.	7,000	62,003

		562,549

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Dai Nippon Printing Co., Ltd.	2,000	21,538
Park24 Co., Ltd.	2,000	52,302
Secom Co., Ltd.	1,000	71,516
Sohgo Security Services Co., Ltd.	100	3,729
Toppan Printing Co., Ltd.	3,000	30,557

		179,642

CONSTRUCTION & ENGINEERING — 0.9%
JGC Corp.	300	5,209
Kajima Corp.	6,000	39,092
Obayashi Corp.	3,200	29,895
Shimizu Corp.	2,000	17,913
Taisei Corp.	5,000	36,391

		128,500

CONSTRUCTION MATERIALS — 0.0% (a)
Taiheiyo Cement Corp.	2,000	6,677

CONSUMER FINANCE — 0.1%
Acom Co., Ltd. (b)	1,800	7,188
AEON Financial Service Co., Ltd.	100	1,882
Credit Saison Co., Ltd.	200	3,565

		12,635

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.0% (a)
Toyo Seikan Group Holdings, Ltd.	300	$4,868

DIVERSIFIED CONSUMER SERVICES — 0.3%
Benesse Holdings, Inc.	1,100	34,353

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Japan Exchange Group, Inc.	7,300	103,836
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	4,981
ORIX Corp.	2,400	35,484

		144,301

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	3,100	132,201

ELECTRIC UTILITIES — 2.0%
Chubu Electric Power Co., Inc.	4,500	60,213
Chugoku Electric Power Co., Inc.	3,200	35,380
Hokuriku Electric Power Co.	1,100	10,662
Kansai Electric Power Co., Inc.	3,800	46,618
Kyushu Electric Power Co., Inc.	1,200	12,772
Tohoku Electric Power Co., Inc.	4,200	56,839
Tokyo Electric Power Co. Holdings, Inc. (b)	14,200	55,561

		278,045

ELECTRICAL EQUIPMENT — 0.5%
Fuji Electric Co., Ltd.	1,000	5,932
Mitsubishi Electric Corp.	2,500	35,830
Nidec Corp.	300	28,524

		70,286

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Alps Electric Co., Ltd.	200	5,663
Hamamatsu Photonics KK	100	2,876
Hirose Electric Co., Ltd.	100	13,820
Hitachi High-Technologies Corp.	700	28,489
Hitachi, Ltd.	12,000	64,884
Keyence Corp.	800	320,057
Kyocera Corp.	700	38,961
Murata Manufacturing Co., Ltd.	1,800	255,793
Nippon Electric Glass Co., Ltd.	1,000	6,040
Omron Corp.	200	8,768
Shimadzu Corp.	400	6,350
TDK Corp.	200	12,654
Yaskawa Electric Corp.	200	4,010
Yokogawa Electric Corp.	200	3,144

		771,509

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd.	2,800	40,833
FamilyMart UNY Holdings Co., Ltd.	500	29,794
Lawson, Inc.	500	33,878
Seven & i Holdings Co., Ltd.	1,900	74,376
Sundrug Co., Ltd.	1,000	33,519
Tsuruha Holdings, Inc.	400	36,974

		249,374

FOOD PRODUCTS — 2.0%
Ajinomoto Co., Inc.	1,900	37,453
Calbee, Inc.	1,000	34,057
MEIJI Holdings Co., Ltd.	400	33,276
NH Foods, Ltd.	2,000	53,648
Nisshin Seifun Group, Inc.	1,300	19,378

Nissin Foods Holdings Co., Ltd.	700	38,760
Toyo Suisan Kaisha, Ltd.	1,000	37,198
Yakult Honsha Co., Ltd.	100	5,546
Yamazaki Baking Co., Ltd.	600	12,331

		271,647

GAS UTILITIES — 1.2%
Osaka Gas Co., Ltd.	18,000	68,330
Toho Gas Co., Ltd.	5,000	35,314
Tokyo Gas Co., Ltd.	12,000	54,556

		158,200

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Hoya Corp.	5,500	264,363
Olympus Corp.	200	7,682
Sysmex Corp.	2,100	127,210
Terumo Corp.	800	27,748

		427,003

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alfresa Holdings Corp.	1,100	19,042
Medipal Holdings Corp.	1,400	21,937
Miraca Holdings, Inc.	400	18,379
Suzuken Co., Ltd.	300	9,827

		69,185

HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	2,800	69,428

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Holdings Co., Japan, Ltd.	2,000	58,333
Oriental Land Co., Ltd.	2,900	166,119

		224,452

HOUSEHOLD DURABLES — 2.0%
Casio Computer Co., Ltd.	2,400	33,363
Iida Group Holdings Co., Ltd.	200	3,066
Nikon Corp.	2,100	30,417
Panasonic Corp.	5,100	57,577
Rinnai Corp.	200	15,902
Sekisui Chemical Co., Ltd.	1,900	31,902
Sekisui House, Ltd.	2,600	42,723
Sharp Corp. (b)	1,000	4,218
Sony Corp.	1,700	57,455

		276,623

HOUSEHOLD PRODUCTS — 0.1%
Unicharm Corp.	400	9,576

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	400	9,351

INDUSTRIAL CONGLOMERATES — 0.1%
Seibu Holdings, Inc.	200	3,297
Toshiba Corp. (b)	5,000	10,832

		14,129

INSURANCE — 2.0%
Dai-ichi Life Holdings, Inc.	2,500	44,793
Japan Post Holdings Co., Ltd.	3,300	41,372
MS&AD Insurance Group Holdings, Inc.	1,700	54,007
Sompo Holdings, Inc.	900	32,945
Sony Financial Holdings, Inc.	300	4,816

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

T&D Holdings, Inc.	1,300	$18,853
Tokio Marine Holdings, Inc.	1,800	75,858

		272,644

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	600	6,004
Start Today Co., Ltd.	2,300	50,838

		56,842

INTERNET SOFTWARE & SERVICES — 0.9%
DeNA Co., Ltd.	100	2,027
Kakaku.com, Inc.	1,800	24,473
Mixi, Inc.	100	4,810
Yahoo! Japan Corp.	20,000	92,255

		123,565

IT SERVICES — 1.6%
Fujitsu, Ltd.	5,000	30,553
Nomura Research Institute, Ltd.	1,300	47,833
NTT Data Corp.	800	37,907
Obic Co., Ltd.	900	42,807
Otsuka Corp.	1,100	59,625

		218,725

LEISURE EQUIPMENT & PRODUCTS — 2.0%
Bandai Namco Holdings, Inc.	2,600	77,699
Sankyo Co., Ltd.	1,000	33,384
Sega Sammy Holdings, Inc.	200	2,678
Shimano, Inc.	1,000	145,831
Yamaha Corp.	300	8,252

		267,844

MACHINERY — 1.8%
Amada Holdings Co., Ltd.	300	3,422
FANUC Corp.	200	40,958
Hino Motors, Ltd.	500	6,044
Hitachi Construction Machinery Co., Ltd.	200	4,981
Hoshizaki Corp.	200	15,723
IHI Corp. (b)	3,000	9,450
JTEKT Corp.	400	6,207
Kawasaki Heavy Industries, Ltd.	3,000	9,100
Komatsu, Ltd.	1,600	41,662
Kubota Corp.	1,100	16,496
Kurita Water Industries, Ltd.	100	2,417
Makita Corp.	800	28,000
MINEBEA MITSUMI, Inc.	500	6,663
Mitsubishi Heavy Industries, Ltd.	6,000	24,047
Nabtesco Corp.	100	2,647
NGK Insulators, Ltd.	300	6,785
NSK, Ltd.	600	8,572
Sumitomo Heavy Industries, Ltd.	1,000	6,964
THK Co., Ltd.	100	2,515

		242,653

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	4,000	12,564
Nippon Yusen KK (b)	7,000	14,763

		27,327

MEDIA — 0.2%
Dentsu, Inc	200	10,841
Hakuhodo DY Holdings, Inc.	300	3,554

Toho Co., Ltd.	400	10,593

		24,988

METALS & MINING — 0.9%
Hitachi Metals, Ltd.	400	5,607
JFE Holdings, Inc.	1,700	29,117
Kobe Steel, Ltd. (b)	1,300	11,853
Maruichi Steel Tube, Ltd.	100	2,840
Mitsubishi Materials Corp.	300	9,073
Nippon Steel & Sumitomo Metal Corp.	2,000	46,038
Sumitomo Metal Mining Co., Ltd.	1,000	14,211

		118,739

MULTILINE RETAIL — 0.7%
Don Quijote Holdings Co., Ltd.	100	3,464
Isetan Mitsukoshi Holdings, Ltd.	600	6,580
J Front Retailing Co., Ltd.	400	5,923
Marui Group Co., Ltd.	300	4,073
Ryohin Keikaku Co., Ltd.	300	65,665
Takashimaya Co., Ltd.	1,000	8,741

		94,446

OIL, GAS & CONSUMABLE FUELS — 0.9%
Idemitsu Kosan Co., Ltd.	500	17,365
Inpex Corp.	1,700	16,698
JX Holdings, Inc.	11,500	56,421
Showa Shell Sekiyu KK	500	5,057
TonenGeneral Sekiyu KK (b) (c)	2,000	25,022

		120,563

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	9,351

PERSONAL PRODUCTS — 2.7%
Kao Corp.	6,200	339,629
Kose Corp.	300	27,111
Shiseido Co., Ltd.	200	5,259

		371,999

PHARMACEUTICALS — 7.2%
Astellas Pharma, Inc.	21,500	282,859
Chugai Pharmaceutical Co., Ltd.	800	27,461
Daiichi Sankyo Co., Ltd.	2,300	51,746
Eisai Co., Ltd.	500	25,864
Hisamitsu Pharmaceutical Co., Inc.	100	5,708
Kyowa Hakko Kirin Co., Ltd.	1,100	17,394
Mitsubishi Tanabe Pharma Corp	3,600	74,888
Ono Pharmaceutical Co., Ltd.	100	2,068
Otsuka Holdings Co., Ltd.	1,900	85,630
Santen Pharmaceutical Co., Ltd.	5,900	85,352
Shionogi & Co., Ltd.	3,500	180,544
Sumitomo Dainippon Pharma Co., Ltd.	1,200	19,794
Taisho Pharmaceutical Holdings Co., Ltd.	400	32,451
Takeda Pharmaceutical Co., Ltd.	2,000	93,853

		985,612

PROFESSIONAL SERVICES — 0.7%
Recruit Holdings Co., Ltd.	1,900	96,850

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
Daiwa House REIT Investment Corp.	7	18,180
Japan Prime Realty Investment Corp. REIT	7	27,075
Japan Real Estate Investment Corp. REIT	5	26,474

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Japan Retail Fund Investment Corp. REIT	25	$49,000
Nippon Building Fund, Inc. REIT	4	21,861
Nippon Prologis REIT, Inc.	13	28,152
Nomura Real Estate Master Fund, Inc.	35	54,276
United Urban Investment Corp. REIT	24	36,830

		261,848

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Aeon Mall Co., Ltd.	100	1,572
Daito Trust Construction Co., Ltd.	1,200	164,713
Daiwa House Industry Co., Ltd.	1,400	40,154
Hulic Co., Ltd.	200	1,879
Mitsubishi Estate Co., Ltd.	1,000	18,218
Mitsui Fudosan Co., Ltd.	1,000	21,305
Nomura Real Estate Holdings, Inc.	200	3,184
Tokyo Tatemono Co., Ltd.	200	2,635
Tokyu Fudosan Holdings Corp.	900	4,879

		258,539

ROAD & RAIL — 3.8%
Central Japan Railway Co.	400	65,117
East Japan Railway Co.	1,100	95,696
Hankyu Hanshin Holdings, Inc.	1,600	51,979
Keikyu Corp.	5,000	54,833
Keio Corp.	1,000	7,915
Keisei Electric Railway Co., Ltd.	300	6,954
Kintetsu Group Holdings Co., Ltd.	8,000	28,789
Nagoya Railroad Co., Ltd.	7,000	31,473
Nippon Express Co., Ltd.	5,000	25,666
Odakyu Electric Railway Co., Ltd.	1,100	21,382
Tobu Railway Co., Ltd.	8,000	40,492
Tokyu Corp.	4,000	28,287
West Japan Railway Co.	1,000	64,982

		523,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Rohm Co., Ltd.	100	6,641
Tokyo Electron, Ltd.	200	21,816

		28,457

SOFTWARE — 1.3%
Konami Holdings Corp.	400	16,961
LINE Corp. (b)	1,000	38,365
Nexon Co., Ltd.	100	1,588
Oracle Corp. Japan	1,100	62,784
Trend Micro, Inc.	1,300	57,749

		177,447

SPECIALTY RETAIL — 2.6%
ABC-Mart, Inc.	800	46,738
Hikari Tsushin, Inc.	300	29,292
Nitori Holdings Co., Ltd.	1,300	164,148
Shimamura Co., Ltd.	200	26,402
USS Co., Ltd.	3,400	56,631
Yamada Denki Co., Ltd.	6,800	33,869

		357,080

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Brother Industries, Ltd.	300	6,260
Canon, Inc.	3,900	121,483

FUJIFILM Holdings Corp.	1,600	62,432
Konica Minolta, Inc.	900	8,044
NEC Corp.	10,000	24,051
Ricoh Co., Ltd.	2,200	18,085
Seiko Epson Corp.	500	10,518

		250,873

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (a)
Asics Corp.	100	1,605

TOBACCO — 2.0%
Japan Tobacco, Inc.	8,500	275,985

TRADING COMPANIES & DISTRIBUTORS — 3.1%
ITOCHU Corp.	4,100	58,135
Marubeni Corp.	9,500	58,443
MISUMI Group, Inc.	2,900	52,363
Mitsubishi Corp.	3,700	79,874
Mitsui & Co., Ltd.	7,000	101,297
Sumitomo Corp.	4,500	60,475
Toyota Tsusho Corp.	700	21,170

		431,757

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,000	17,266

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
KDDI Corp.	13,300	348,763
NTT DOCOMO, Inc.	4,400	102,369
SoftBank Group Corp.	1,100	77,611

		528,743

TOTAL COMMON STOCKS (Cost $13,744,193)		13,591,628

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $6,732)	6,732	6,732

TOTAL INVESTMENTS — 99.0% (Cost $13,750,925)		13,598,360
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		131,685

NET ASSETS — 100.0%		$13,730,045

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $25,022 representing 0.2% of the Fund’s net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$31,399	$—	$—	$31,399
Airlines	146,770	—	—	146,770
Auto Components	597,237	—	—	597,237
Automobiles	978,268	—	—	978,268
Banks	1,046,244	—	—	1,046,244
Beverages	199,739	—	—	199,739
Building Products	281,046	—	—	281,046
Capital Markets	61,078	—	—	61,078
Chemicals	562,549	—	—	562,549
Commercial Services & Supplies	179,642	—	—	179,642
Construction & Engineering	128,500	—	—	128,500
Construction Materials	6,677	—	—	6,677
Consumer Finance	12,635	—	—	12,635
Containers & Packaging	4,868	—	—	4,868
Diversified Consumer Services	34,353	—	—	34,353
Diversified Financial Services	144,301	—	—	144,301
Diversified Telecommunication Services	132,201	—	—	132,201
Electric Utilities	278,045	—	—	278,045
Electrical Equipment	70,286	—	—	70,286
Electronic Equipment, Instruments & Components	771,509	—	—	771,509
Food & Staples Retailing	249,374	—	—	249,374
Food Products	271,647	—	—	271,647
Gas Utilities	158,200	—	—	158,200
Health Care Equipment & Supplies	427,003	—	—	427,003
Health Care Providers & Services	69,185	—	—	69,185
Health Care Technology	69,428	—	—	69,428
Hotels, Restaurants & Leisure	224,452	—	—	224,452
Household Durables	276,623	—	—	276,623
Household Products	9,576	—	—	9,576
Independent Power Producers & Energy Traders	9,351	—	—	9,351
Industrial Conglomerates	14,129	—	—	14,129
Insurance	272,644	—	—	272,644
Internet & Catalog Retail	56,842	—	—	56,842
Internet Software & Services	123,565	—	—	123,565
IT Services	218,725	—	—	218,725
Leisure Equipment & Products	267,844	—	—	267,844
Machinery	242,653	—	—	242,653
Marine	27,327	—	—	27,327
Media	24,988	—	—	24,988
Metals & Mining	118,739	—	—	118,739
Multiline Retail	94,446	—	—	94,446
Oil, Gas & Consumable Fuels	95,541	25,022	—	120,563
Paper & Forest Products	9,351	—	—	9,351
Personal Products	371,999	—	—	371,999
Pharmaceuticals	985,612	—	—	985,612
Professional Services	96,850	—	—	96,850
Real Estate Investment Trusts (REITs)	261,848	—	—	261,848
Real Estate Management & Development	258,539	—	—	258,539
Road & Rail	523,565	—	—	523,565
Semiconductors & Semiconductor Equipment	28,457	—	—	28,457

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$177,447	$—	$—	$177,447
Specialty Retail	357,080	—	—	357,080
Technology Hardware, Storage & Peripherals	250,873	—	—	250,873
Textiles, Apparel & Luxury Goods	1,605	—	—	1,605
Tobacco	275,985	—	—	275,985
Trading Companies & Distributors	431,757	—	—	431,757
Transportation Infrastructure	17,266	—	—	17,266
Wireless Telecommunication Services	528,743	—	—	528,743
Short-Term Investment	6,732	—	—	6,732

TOTAL INVESTMENTS	$13,573,338	$25,022	$—	$13,598,360

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	754	$754	—	754	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	200,974	194,242	6,732	6,732	16

TOTAL		$754				$6,732	$16

See accompanying notes to financial statements.

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIRLINES — 1.6%
International Consolidated Airlines Group SA	5,623	$37,287

BANKS — 30.8%
Banco Bilbao Vizcaya Argentaria SA	20,710	161,033
Banco de Sabadell SA	29,503	54,211
Banco Popular Espanol SA	29,179	28,400
Banco Santander SA	55,688	342,179
Bankia SA	25,027	28,534
Bankinter SA	4,646	39,112
CaixaBank SA	13,894	59,872

		713,341

BIOTECHNOLOGY — 2.1%
Grifols SA	1,926	47,358

CONSTRUCTION & ENGINEERING — 5.8%
ACS Actividades de Construccion y Servicios SA	1,782	60,790
Ferrovial SA	3,599	72,213

		133,003

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.4%
Telefonica SA	17,423	195,385

ELECTRIC UTILITIES — 15.1%
Endesa SA	3,526	83,080
Iberdrola SA	26,834	192,436
Red Electrica Corp. SA	3,860	74,312

		349,828

FOOD & STAPLES RETAILING — 1.8%
Distribuidora Internacional de Alimentacion SA	7,100	41,166

GAS UTILITIES — 6.1%
Enagas SA	2,659	69,250
Gas Natural SDG SA	3,241	71,200

		140,450

INSURANCE — 3.8%
Grupo Catalana Occidente SA	1,187	42,251
Mapfre SA	13,590	46,730

		88,981

IT SERVICES — 4.5%
Amadeus IT Group SA	2,060	104,788

MACHINERY — 1.7%
Zardoya Otis SA	4,231	39,189

MEDIA — 1.5%
Mediaset Espana Comunicacion SA	2,637	34,085

OIL, GAS & CONSUMABLE FUELS — 4.3%
Repsol SA	6,365	98,541

SPECIALTY RETAIL — 6.8%
Industria de Diseno Textil SA	4,450	157,254

TRANSPORTATION INFRASTRUCTURE — 5.5%
Abertis Infraestructuras SA	5,332	86,113
Aena SA (a)	259	41,081

		127,194

TOTAL COMMON STOCKS (Cost $2,893,549)		2,307,850

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d) (Cost $875)	875	875

TOTAL INVESTMENTS — 99.8% (Cost $2,894,424)		2,308,725
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,867

NET ASSETS — 100.0%		$2,313,592

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.8% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$37,287	$—	$—	$37,287
Banks	713,341	—	—	713,341
Biotechnology	47,358	—	—	47,358
Construction & Engineering	133,003	—	—	133,003
Diversified Telecommunication Services	195,385	—	—	195,385
Electric Utilities	349,828	—	—	349,828
Food & Staples Retailing	41,166	—	—	41,166

See accompanying notes to financial statements.

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Gas Utilities	$140,450	$—	$—	$140,450
Insurance	88,981	—	—	88,981
IT Services	104,788	—	—	104,788
Machinery	39,189	—	—	39,189
Media	34,085	—	—	34,085
Oil, Gas & Consumable Fuels	98,541	—	—	98,541
Specialty Retail	157,254	—	—	157,254
Transportation Infrastructure	127,194	—	—	127,194
Short-Term Investment	875	—	—	875

TOTAL INVESTMENTS	$2,308,725	$—	$—	$2,308,725

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37	$37	—	37	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	65,932	65,057	875	875	7

TOTAL		$37				$875	$7

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 3.8%
BAE Systems PLC	6,899	$55,428
Cobham PLC	603	1,003
Meggitt PLC	239	1,331
Rolls-Royce Holdings PLC (a)	3,677	34,668

		92,430

AIR FREIGHT & LOGISTICS — 0.6%
Royal Mail PLC	2,603	13,833

AIRLINES — 0.2%
easyJet PLC	385	4,939

AUTO COMPONENTS — 0.6%
GKN PLC	3,403	15,460

BANKS — 8.4%
Barclays PLC	11,157	31,404
HSBC Holdings PLC	14,465	117,733
Lloyds Banking Group PLC	29,357	24,346
Royal Bank of Scotland Group PLC (a)	2,717	8,225
Standard Chartered PLC (a)	2,460	23,471

		205,179

BEVERAGES — 2.1%
Coca-Cola HBC AG (a)	191	4,922
Diageo PLC	1,635	46,686

		51,608

CAPITAL MARKETS — 2.0%
3i Group PLC	1,507	14,124
Aberdeen Asset Management PLC	1,943	6,431
Hargreaves Lansdown PLC	809	13,161
Investec PLC	224	1,524
Schroders PLC	339	12,844

		48,084

CHEMICALS — 1.5%
Croda International PLC	493	21,971
Johnson Matthey PLC	382	14,712

		36,683

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Babcock International Group PLC	834	9,198
G4S PLC	529	2,013

		11,211

CONSUMER FINANCE — 0.0% (b)
Provident Financial PLC	22	825

DIVERSIFIED FINANCIAL SERVICES — 0.5%
London Stock Exchange Group PLC	321	12,728

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
BT Group PLC	14,200	56,501
Inmarsat PLC	337	3,584

		60,085

ELECTRIC UTILITIES — 1.1%
SSE PLC	1,397	25,784

ENERGY EQUIPMENT & SERVICES — 0.1%
Petrofac, Ltd.	128	1,471

FOOD & STAPLES RETAILING — 0.9%
J Sainsbury PLC	1,372	4,534

Tesco PLC (a)	4,552	10,564
Wm Morrison Supermarkets PLC	2,352	7,059

		22,157

FOOD PRODUCTS — 1.7%
Associated British Foods PLC	910	29,654
Tate & Lyle PLC	1,335	12,762

		42,416

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Smith & Nephew PLC	2,607	39,641

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Mediclinic International PLC	499	4,443

HOTELS, RESTAURANTS & LEISURE — 4.9%
Carnival PLC	82	4,694
Compass Group PLC	3,562	67,079
InterContinental Hotels Group PLC	21	1,026
Merlin Entertainments PLC (c)	1,296	7,772
TUI AG	791	10,940
Whitbread PLC	434	21,480
William Hill PLC	1,822	6,625

		119,616

HOUSEHOLD DURABLES — 1.4%
Barratt Developments PLC	366	2,501
Berkeley Group Holdings PLC	282	11,309
Persimmon PLC	712	18,643
Taylor Wimpey PLC	897	2,166

		34,619

HOUSEHOLD PRODUCTS — 3.2%
Reckitt Benckiser Group PLC	864	78,717

INDUSTRIAL CONGLOMERATES — 0.8%
DCC PLC	43	3,778
Smiths Group PLC	736	14,900

		18,678

INSURANCE — 6.2%
Admiral Group PLC	1,307	32,507
Aviva PLC	2,420	16,099
Direct Line Insurance Group PLC	2,984	12,963
Legal & General Group PLC	14,083	43,550
Old Mutual PLC	1,601	4,016
Prudential PLC	989	20,851
RSA Insurance Group PLC	1,716	12,585
St James’s Place PLC	349	4,634
Standard Life PLC	729	3,233

		150,438

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (c)	503	2,468

IT SERVICES — 0.3%
Worldpay Group PLC (c)	1,887	6,970

MACHINERY — 0.4%
IMI PLC	546	8,145
Weir Group PLC	57	1,367

		9,512

MEDIA — 5.2%
ITV PLC	11,742	32,141
Pearson PLC	384	3,277

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

RELX PLC	3,492	$68,293
Sky PLC	812	9,910
WPP PLC	636	13,933

		127,554

METALS & MINING — 4.1%
Anglo American PLC (a)	816	12,443
Antofagasta PLC	117	1,221
BHP Billiton PLC	819	12,638
Fresnillo PLC	398	7,744
Glencore PLC (a)	8,877	34,760
Randgold Resources, Ltd.	133	11,583
Rio Tinto PLC	478	19,184

		99,573

MULTI-UTILITIES — 2.4%
Centrica PLC	3,845	10,433
National Grid PLC	3,771	47,791

		58,224

MULTILINE RETAIL — 1.3%
Marks & Spencer Group PLC	3,618	15,247
Next PLC	324	17,502

		32,749

OIL, GAS & CONSUMABLE FUELS — 10.4%
BP PLC	17,911	102,477
Royal Dutch Shell PLC Class A	3,725	97,630
Royal Dutch Shell PLC Class B	1,976	53,976

		254,083

PAPER & FOREST PRODUCTS — 0.7%
Mondi PLC	689	16,602

PERSONAL PRODUCTS — 3.8%
Unilever PLC	1,892	93,203

PHARMACEUTICALS — 7.8%
AstraZeneca PLC	1,401	86,061
GlaxoSmithKline PLC	4,209	87,342
Hikma Pharmaceuticals PLC	75	1,858
Shire PLC	277	16,144

		191,405

PROFESSIONAL SERVICES — 1.5%
Capita PLC	1,420	10,023
Experian PLC	658	13,395
Intertek Group PLC	284	13,971

		37,389

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
British Land Co. PLC REIT	370	2,822
Hammerson PLC	1,395	9,960
Intu Properties PLC	629	2,196
Land Securities Group PLC REIT	902	11,945
Segro PLC	3,548	20,240

		47,163

SOFTWARE — 1.0%
Sage Group PLC	3,060	24,125

SPECIALTY RETAIL — 1.2%
Dixons Carphone PLC	494	1,962
Kingfisher PLC	6,784	27,663

		29,625

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Burberry Group PLC	921	19,855

TOBACCO — 5.2%
British American Tobacco PLC	1,498	99,278
Imperial Brands PLC	576	27,853

		127,131

TRADING COMPANIES & DISTRIBUTORS — 3.2%
Ashtead Group PLC	92	1,902
Bunzl PLC	1,239	35,944
Travis Perkins PLC	530	10,034
Wolseley PLC	503	31,574

		79,454

WATER UTILITIES — 0.9%
Severn Trent PLC	424	12,629
United Utilities Group PLC	841	10,448

		23,077

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	20,203	52,572

TOTAL COMMON STOCKS (Cost $2,759,772)		2,423,779

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $359)	359	359

TOTAL INVESTMENTS — 99.1% (Cost $2,760,131)		2,424,138
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		22,447

NET ASSETS — 100.0%		$2,446,585

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$92,430	$—	$—	$92,430
Air Freight & Logistics	13,833	—	—	13,833
Airlines	4,939	—	—	4,939
Auto Components	15,460	—	—	15,460
Banks	205,179	—	—	205,179
Beverages	51,608	—	—	51,608
Capital Markets	48,084	—	—	48,084
Chemicals	36,683	—	—	36,683
Commercial Services & Supplies	11,211	—	—	11,211
Consumer Finance	825	—	—	825
Diversified Financial Services	12,728	—	—	12,728
Diversified Telecommunication Services	60,085	—	—	60,085
Electric Utilities	25,784	—	—	25,784
Energy Equipment & Services	1,471	—	—	1,471
Food & Staples Retailing	22,157	—	—	22,157
Food Products	42,416	—	—	42,416
Health Care Equipment & Supplies	39,641	—	—	39,641
Health Care Providers & Services	4,443	—	—	4,443
Hotels, Restaurants & Leisure	119,616	—	—	119,616
Household Durables	34,619	—	—	34,619
Household Products	78,717	—	—	78,717
Industrial Conglomerates	18,678	—	—	18,678
Insurance	150,438	—	—	150,438
Internet Software & Services	2,468	—	—	2,468
IT Services	6,970	—	—	6,970
Machinery	9,512	—	—	9,512
Media	127,554	—	—	127,554
Metals & Mining	99,573	—	—	99,573
Multi-Utilities	58,224	—	—	58,224
Multiline Retail	32,749	—	—	32,749
Oil, Gas & Consumable Fuels	254,083	—	—	254,083
Paper & Forest Products	16,602	—	—	16,602
Personal Products	93,203	—	—	93,203
Pharmaceuticals	191,405	—	—	191,405
Professional Services	37,389	—	—	37,389
Real Estate Investment Trusts (REITs)	47,163	—	—	47,163
Software	24,125	—	—	24,125
Specialty Retail	29,625	—	—	29,625
Textiles, Apparel & Luxury Goods	19,855	—	—	19,855
Tobacco	127,131	—	—	127,131
Trading Companies & Distributors	79,454	—	—	79,454
Water Utilities	23,077	—	—	23,077
Wireless Telecommunication Services	52,572	—	—	52,572
Short-Term Investment	359	—	—	359

TOTAL INVESTMENTS	$2,424,138	$—	$—	$2,424,138

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,019	$1,019	—	1,019	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	43,607	43,248	359	359	2

TOTAL		$1,019				$359	$2

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.1%
APA Group	210,182	$1,436,623

CANADA — 16.2%
Bank of Montreal	11,365	846,463
Bank of Nova Scotia	15,950	930,462
Canadian Apartment Properties	46,274	1,155,419
Canadian Imperial Bank of Commerce	12,268	1,054,828
Emera, Inc.	37,706	1,328,255
Enbridge Income Fund Holdings, Inc. (a)	57,813	1,437,034
First Capital Realty, Inc.	73,703	1,106,940
Fortis, Inc.	34,353	1,135,183
Great-West Lifeco, Inc.	34,623	956,666
IGM Financial, Inc. (a)	45,889	1,364,644
National Bank of Canada	23,289	975,112
Power Corp. of Canada	45,734	1,071,293
Power Financial Corp.	43,473	1,146,437
RioCan Real Estate Investment Trust	75,674	1,486,641
Rogers Communications, Inc. Class B	24,284	1,070,670
Royal Bank of Canada	12,230	888,513
Shaw Communications, Inc. Class B	57,661	1,192,002
TELUS Corp.	38,122	1,234,002

		20,380,564

CHINA — 2.4%
China Overseas Land & Investment, Ltd.	348,000	994,094
Guangdong Investment, Ltd.	774,000	1,103,509
Hengan International Group Co., Ltd.	130,500	970,585

		3,068,188

FINLAND — 1.7%
Fortum Oyj (a)	135,018	2,141,577

FRANCE — 4.9%
CNP Assurances	54,779	1,117,875
Sanofi	13,124	1,187,791
SCOR SE	31,761	1,203,556
TOTAL SA	28,013	1,420,615
Unibail-Rodamco SE	5,220	1,223,246

		6,153,083

GERMANY — 2.7%
Axel Springer SE	21,702	1,201,652
Deutsche EuroShop AG	24,832	1,017,876
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,828	1,143,194

		3,362,722

HONG KONG — 6.6%
Cheung Kong Infrastructure Holdings, Ltd.	123,000	965,451
CLP Holdings, Ltd.	112,600	1,177,218
Hysan Development Co., Ltd.	258,000	1,170,237
Link REIT	180,000	1,261,147
Sino Land Co., Ltd.	742,386	1,301,074
Sun Hung Kai Properties, Ltd.	80,000	1,175,577
Wharf Holdings, Ltd.	140,597	1,206,694

		8,257,398

ITALY — 1.0%
Atlantia SpA	50,640	1,310,720

JAPAN — 1.9%
Canon, Inc.	44,500	1,386,157
Chugoku Electric Power Co., Inc.	92,900	1,027,128

		2,413,285

MEXICO — 1.1%
Kimberly-Clark de Mexico SAB de CV Class A	644,173	1,389,643

NETHERLANDS — 1.0%
Boskalis Westminster	36,496	1,261,783

PORTUGAL — 1.7%
EDP — Energias de Portugal SA	626,244	2,126,612

SINGAPORE — 3.5%
Oversea-Chinese Banking Corp., Ltd.	144,535	1,005,425
Singapore Telecommunications, Ltd.	493,606	1,384,767
StarHub, Ltd.	948,426	1,954,818

		4,345,010

SOUTH AFRICA — 6.0%
AVI, Ltd.	168,405	1,243,374
Foschini Group, Ltd.	106,336	1,225,159
Mr. Price Group, Ltd.	97,138	1,158,375
Sanlam, Ltd. (a)	196,597	987,769
Standard Bank Group, Ltd. (a)	105,858	1,134,863
Truworths International, Ltd. (a)	272,128	1,757,733

		7,507,273

SOUTH KOREA — 1.2%
SK Telecom Co., Ltd.	6,570	1,480,497

SPAIN — 2.7%
Abertis Infraestructuras SA	103,736	1,675,357
Enagas SA	65,200	1,698,038

		3,373,395

SWEDEN — 2.4%
Castellum AB	79,735	1,060,954
Hennes & Mauritz AB Class B	38,993	1,000,123
Skanska AB Class B	40,046	946,396

		3,007,473

SWITZERLAND — 4.4%
Baloise Holding AG	7,195	989,811
Novartis AG	14,061	1,044,443
PSP Swiss Property AG	11,616	1,057,794
Roche Holding AG	4,112	1,050,851
Swiss Prime Site AG (b)	15,076	1,327,688

		5,470,587

THAILAND — 1.8%
Bangkok Bank PCL	189,176	1,023,987
Thai Beverage PCL	1,757,900	1,182,585

		2,206,572

UNITED KINGDOM — 15.3%
Aberdeen Asset Management PLC	554,797	1,836,346
Ashmore Group PLC	353,500	1,562,591
BAE Systems PLC	136,587	1,097,359
Berendsen PLC	98,324	901,218
Britvic PLC	151,743	1,228,612
Carillion PLC (a)	784,030	2,186,271
Close Brothers Group PLC	51,672	993,752

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Essentra PLC	237,667	$1,560,251
GlaxoSmithKline PLC	74,137	1,538,433
Greene King PLC	151,583	1,329,672
IG Group Holdings PLC	227,467	1,414,501
IMI PLC	69,533	1,037,284
Pennon Group PLC	116,488	1,284,743
Tate & Lyle PLC	130,632	1,248,802

		19,219,835

UNITED STATES — 19.9%
AT&T, Inc.	30,762	1,278,161
CME Group, Inc.	9,665	1,148,202
Entergy Corp.	18,847	1,431,618
Gap, Inc.	51,160	1,242,676
Garmin, Ltd.	24,560	1,255,262
H&R Block, Inc.	51,196	1,190,307
Hawaiian Electric Industries, Inc.	31,728	1,056,860
Lazard, Ltd. Class A	20,450	940,495
Mattel, Inc.	60,788	1,556,781
MDC Holdings, Inc.	37,906	1,139,075
Mercury General Corp.	15,504	945,589
National Health Investors, Inc. REIT	18,890	1,371,981
Old Republic International Corp.	44,944	920,453
PPL Corp.	35,925	1,343,236
Public Service Enterprise Group, Inc.	24,216	1,073,980
Safety Insurance Group, Inc.	12,688	889,429
Southern Co.	26,329	1,310,658
Tupperware Brands Corp.	25,002	1,568,125
Verizon Communications, Inc.	25,135	1,225,331
Waddell & Reed Financial, Inc. Class A	127,729	2,171,393

		25,059,612

TOTAL COMMON STOCKS (Cost $122,206,609)		124,972,452

SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c) (d)	69,129	69,129
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,833,259	6,833,259

TOTAL SHORT-TERM INVESTMENTS (Cost $6,902,388)		6,902,388

TOTAL INVESTMENTS — 105.0% (Cost $129,108,997)		131,874,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(6,285,907)

NET ASSETS — 100.0%		$125,588,933

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,436,623	$—	$—	$1,436,623
Canada	20,380,564	—	—	20,380,564
China	3,068,188	—	—	3,068,188
Finland	2,141,577	—	—	2,141,577
France	6,153,083	—	—	6,153,083
Germany	3,362,722	—	—	3,362,722
Hong Kong	8,257,398	—	—	8,257,398
Italy	1,310,720	—	—	1,310,720
Japan	2,413,285	—	—	2,413,285
Mexico	1,389,643	—	—	1,389,643
Netherlands	1,261,783	—	—	1,261,783
Portugal	2,126,612	—	—	2,126,612
Singapore	4,345,010	—	—	4,345,010
South Africa	7,507,273	—	—	7,507,273
South Korea	1,480,497	—	—	1,480,497

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Spain	$3,373,395	$—	$—	$3,373,395
Sweden	3,007,473	—	—	3,007,473
Switzerland	5,470,587	—	—	5,470,587
Thailand	2,206,572	—	—	2,206,572
United Kingdom	19,219,835	—	—	19,219,835
United States	25,059,612	—	—	25,059,612
Short-Term Investments	6,902,388	—	—	6,902,388

TOTAL INVESTMENTS	$131,874,840	$—	$—	$131,874,840

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	57,050	$57,050	42,032	99,082	—	$—	$4
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,957,200	8,888,071	69,129	69,129	513
State Street Navigator Securities Lending Government Money Market Portfolio*	8,297,041	8,297,041	30,664,392	32,128,174	6,833,259	6,833,259	18,691

TOTAL		$8,354,091				$6,902,388	$19,208

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 17.4%
Amcor, Ltd.	1,094,797	$12,577,595
ASX, Ltd.	332,569	12,806,786
AusNet Services	6,093,701	7,832,855
carsales.com, Ltd.	1,021,693	8,698,085
Charter Hall Group REIT	1,967,050	8,283,112
Commonwealth Bank of Australia	260,759	17,089,213
DUET Group	6,190,162	13,174,838
DuluxGroup, Ltd.	1,335,952	6,654,924
Mirvac Group REIT	6,470,575	10,810,009
Sonic Healthcare, Ltd.	694,872	11,725,436
Star Entertainment Group, Ltd.	2,222,841	9,275,445
Stockland REIT	3,436,706	12,164,644
Telstra Corp., Ltd.	5,031,527	17,886,476
Transurban Group Stapled Security	1,892,797	16,850,545
Vicinity Centres REIT	5,711,628	12,330,634
Westpac Banking Corp.	756,628	20,236,405

		198,397,002

BELGIUM — 1.1%
Anheuser-Busch InBev SA	109,558	12,057,587

CANADA — 10.4%
BCE, Inc.	335,323	14,804,348
Canadian Imperial Bank of Commerce	164,200	14,118,257
Emera, Inc.	406,986	14,336,747
Fortis, Inc.	369,210	12,200,416
H&R Real Estate Investment Trust REIT	474,441	8,207,066
Intact Financial Corp.	106,288	7,537,749
Rogers Communications, Inc. Class B	273,844	12,073,653
Royal Bank of Canada	158,429	11,509,906
TELUS Corp.	414,122	13,405,051
Toronto-Dominion Bank	201,446	10,061,349

		118,254,542

FINLAND — 1.7%
Kone Oyj Class B	233,635	10,285,235
Wartsila Oyj Abp	179,790	9,643,560

		19,928,795

FRANCE — 2.4%
Bureau Veritas SA	450,161	9,521,060
Cie de Saint-Gobain	179,390	9,235,494
Danone SA	134,462	9,169,566

		27,926,120

GERMANY — 4.4%
Axel Springer SE	158,772	8,791,298
Deutsche EuroShop AG	168,073	6,889,394
Fielmann AG	127,634	9,888,849
Fraport AG Frankfurt Airport Services Worldwide	126,481	8,972,970
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77,765	15,254,025

		49,796,536

HONG KONG — 8.7%
Cheung Kong Infrastructure Holdings, Ltd.	1,392,000	10,926,076
CLP Holdings, Ltd.	1,252,500	13,094,721
Hang Seng Bank, Ltd.	609,300	12,356,132
Hongkong Land Holdings, Ltd.	1,413,300	10,868,277
Hysan Development Co., Ltd.	1,260,000	5,715,113
Link REIT	1,333,000	9,339,490
MTR Corp., Ltd.	1,744,500	9,798,292
Power Assets Holdings, Ltd.	1,297,500	11,186,064
Sino Land Co., Ltd.	5,012,000	8,783,818
Yue Yuen Industrial Holdings, Ltd.	1,668,500	6,558,924

		98,626,907

ITALY — 3.3%
Atlantia SpA	573,594	14,846,391
Snam SpA	5,317,135	23,054,853

		37,901,244

JAPAN — 5.6%
Japan Prime Realty Investment Corp. REIT	1,572	6,080,338
Japan Real Estate Investment Corp. REIT	962	5,093,601
Japan Retail Fund Investment Corp. REIT	3,540	6,938,311
KDDI Corp.	301,300	7,900,912
Lawson, Inc. (a)	131,400	8,903,078
Nippon Building Fund, Inc. REIT	971	5,306,820
Orix JREIT, Inc. REIT	4,237	6,707,411
Sankyo Co., Ltd.	306,700	10,238,930
United Urban Investment Corp. REIT	4,512	6,924,096

		64,093,497

MALAYSIA — 0.8%
Public Bank Bhd	2,057,300	9,250,993

NETHERLANDS — 1.7%
Akzo Nobel NV	123,355	10,255,253
Koninklijke Philips NV	300,059	9,669,560

		19,924,813

NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	3,753,379	9,183,298

PORTUGAL — 1.9%
EDP — Energias de Portugal SA	6,407,782	21,759,674

RUSSIA — 1.2%
Gazprom PJSC ADR	3,111,395	13,907,936

SINGAPORE — 6.3%
CapitaLand Mall Trust REIT	8,997,200	12,684,809
CapitaLand, Ltd.	3,984,000	10,349,904
ComfortDelGro Corp., Ltd.	7,000,400	12,825,466
Singapore Exchange, Ltd.	1,809,700	9,972,583
Singapore Press Holdings, Ltd.	4,178,300	10,615,448
Singapore Telecommunications, Ltd.	5,524,000	15,497,087

		71,945,297

SOUTH AFRICA — 0.8%
Shoprite Holdings, Ltd.	627,373	9,058,221

SOUTH KOREA — 0.9%
Kangwon Land, Inc.	296,620	10,132,240

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SPAIN — 3.0%
Enagas SA	735,633	$19,158,482
Red Electrica Corp. SA	807,364	15,543,285

		34,701,767

SWEDEN — 3.0%
Castellum AB	715,819	9,524,691
ICA Gruppen AB (a)	309,803	10,610,951
Swedbank AB Class A (a)	601,312	13,981,651

		34,117,293

SWITZERLAND — 9.6%
Baloise Holding AG	95,471	13,133,879
EMS-Chemie Holding AG	16,408	9,564,981
Givaudan SA	5,249	9,460,209
Helvetia Holding AG	12,585	6,978,046
Nestle SA	134,795	10,349,164
PSP Swiss Property AG	84,088	7,657,347
Roche Holding AG	26,010	6,619,759
Swiss Prime Site AG (b)	168,680	14,855,030
Swiss Re AG	160,779	14,448,345
Swisscom AG	35,178	16,240,325

		109,307,085

TAIWAN — 2.8%
Phison Electronics Corp.	1,417,000	12,725,797
Taiwan Mobile Co., Ltd.	5,127,000	18,840,257

		31,566,054

THAILAND — 1.2%
Bangkok Bank PCL (c)	121,600	642,282
Bangkok Bank PCL (c)	2,349,572	12,717,945

		13,360,227

UNITED KINGDOM — 10.4%
Berendsen PLC	660,935	6,057,998
Diageo PLC	322,642	9,212,729
Kingfisher PLC	2,184,458	8,907,604
National Grid PLC	1,255,560	15,912,104
Old Mutual PLC	5,202,663	13,050,376
Pennon Group PLC	1,294,872	14,281,105

Playtech PLC	870,986	10,139,750
SSE PLC	979,397	18,076,382
United Utilities Group PLC	1,193,414	14,826,047
WPP PLC	364,714	7,990,113

		118,454,208

TOTAL COMMON STOCKS (Cost $1,110,958,990)		1,133,651,336

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	506,933	506,933
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	12,019,618	12,019,618

TOTAL SHORT-TERM INVESTMENTS (Cost $12,526,551)		12,526,551

TOTAL INVESTMENTS — 100.5% (Cost $1,123,485,541)		1,146,177,887
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(5,860,181)

NET ASSETS — 100.0%		$1,140,317,706

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$198,397,002	$—	$—	$198,397,002
Belgium	12,057,587	—	—	12,057,587
Canada	118,254,542	—	—	118,254,542
Finland	19,928,795	—	—	19,928,795
France	27,926,120	—	—	27,926,120
Germany	49,796,536	—	—	49,796,536
Hong Kong	98,626,907	—	—	98,626,907
Italy	37,901,244	—	—	37,901,244
Japan	64,093,497	—	—	64,093,497

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Malaysia	$9,250,993	$—	$—	$9,250,993
Netherlands	19,924,813	—	—	19,924,813
New Zealand	9,183,298	—	—	9,183,298
Portugal	21,759,674	—	—	21,759,674
Russia	13,907,936	—	—	13,907,936
Singapore	71,945,297	—	—	71,945,297
South Africa	9,058,221	—	—	9,058,221
South Korea	10,132,240	—	—	10,132,240
Spain	34,701,767	—	—	34,701,767
Sweden	34,117,293	—	—	34,117,293
Switzerland	109,307,085	—	—	109,307,085
Taiwan	31,566,054	—	—	31,566,054
Thailand	13,360,227	—	—	13,360,227
United Kingdom	118,454,208	—	—	118,454,208
Short-Term Investments	12,526,551	—	—	12,526,551

TOTAL INVESTMENTS	$1,146,177,887	$—	$—	$1,146,177,887

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	34,299	$34,299	957	35,256	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	87,509,823	87,002,890	506,933	506,933	6,053
State Street Navigator Securities Lending Government Money Market Portfolio*	85,141,270	85,141,270	223,835,658	296,957,309	12,019,619	12,019,619	326,333

TOTAL		$85,175,569				$12,526,552	$332,386

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 0.1%
MMG, Ltd. (a) (b)	828,000	$308,975

BRAZIL — 5.4%
AES Tiete Energia SA	22,977	99,146
Aliansce Shopping Centers SA	82,374	399,553
Alpargatas SA Preference Shares	13,702	53,083
Alupar Investimento SA	41,006	264,509
Arezzo Industria e Comercio SA	39,994	395,285
B2W Cia Digital (b)	72,356	281,452
Banco ABC Brasil SA (b)	2,984	17,650
Banco ABC Brasil SA Preference Shares	65,198	384,623
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	103,965	495,110
BR Properties SA (b)	61,986	178,835
Bradespar SA Preference Shares	140,563	969,125
Brasil Brokers Participacoes SA (b)	301,158	163,150
Cia de Saneamento de Minas Gerais-COPASA	44,969	626,035
Cia Energetica de Sao Paulo Class B, Preference Shares	59,639	362,536
Cia Ferro Ligas da Bahia — FERBASA Preference Shares	92,046	308,178
Cia Hering	110,571	625,824
Cosan Logistica SA (b)	55,592	118,190
Direcional Engenharia SA	151,530	267,270
EcoRodovias Infraestrutura e Logistica SA	119,791	341,080
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	88,186	386,913
Estacio Participacoes SA	161,278	806,149
Even Construtora e Incorporadora SA	214,284	310,464
Ez Tec Empreendimentos e Participacoes SA	76,141	461,650
Fleury SA	68,104	907,353
GAEC Educacao SA	68,067	287,279
Gafisa SA	23,980	205,819
Helbor Empreendimentos SA	210,390	161,025
Iguatemi Empresa de Shopping Centers SA	34,362	354,989
International Meal Co. Alimentacao SA Class A (b)	86,295	179,388
Iochpe Maxion SA	103,002	540,810
JSL SA (b)	42,100	91,229
Kepler Weber SA	16,359	123,661
Light SA	63,047	392,387
Linx SA	57,924	302,851
LPS Brasil Consultoria de Imoveis SA (b)	88,542	125,773
Magnesita Refratarios SA (b)	50,952	404,734
Mahle-Metal Leve SA	31,873	217,844
Marcopolo SA Preference Shares	426,275	351,766
Marfrig Global Foods SA (b)	176,393	317,235
Metalurgica Gerdau SA Preference Shares (b)	442,090	689,254
Mills Estruturas e Servicos de Engenharia SA (b)	161,671	190,444

Minerva SA (b)	38,280	117,675
MRV Engenharia e Participacoes SA	217,154	982,167
Paranapanema SA	223,633	95,090
Prumo Logistica SA (b)	27,228	79,498
QGEP Participacoes SA	153,281	296,911
Qualicorp SA	85,642	557,019
Randon SA Implementos e Participacoes (b)	1,051	1,056
Randon SA Implementos e Participacoes Preference Shares (b)	225,809	341,386
Restoque Comercio e Confeccoes de Roupas SA (b)	108,908	152,645
Santos Brasil Participacoes SA (b)	147,882	106,197
Sao Martinho SA	49,455	269,164
Ser Educacional SA (c)	48,430	312,703
SLC Agricola SA	66,835	375,124
Smiles SA	32,317	645,332
Sul America SA	95,653	502,826
TOTVS SA	43,259	378,096
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	60,051	427,456
Via Varejo SA	106,733	348,611

		20,148,607

CHILE — 1.7%
CAP SA	16,023	188,151
Engie Energia Chile SA	168,016	310,552
Inversiones Aguas Metropolitanas SA	478,481	751,212
Inversiones La Construccion SA	43,112	575,799
Parque Arauco SA	558,067	1,473,333
Ripley Corp. SA	985,389	638,407
Salfacorp SA	454,902	494,679
Sociedad Matriz SAAM SA	7,094,590	666,057
SONDA SA	53,759	92,407
Vina Concha y Toro SA	558,660	946,618

		6,137,215

CHINA — 14.5%
21Vianet Group, Inc. ADR (b)	35,804	196,564
361 Degrees International, Ltd.	772,000	279,138
500.com, Ltd. Class A, ADR (b)	8,024	107,602
51job, Inc. ADR (b)	20,591	754,866
Anton Oilfield Services Group (b)	896,000	106,070
Autohome, Inc. ADR (b)	25,588	812,931
AVIC International Holding HK, Ltd. (b)	1,544,000	89,404
Baoxin Auto Group, Ltd. (b)	56,101	28,442
Baozun, Inc. ADR (b)	18,079	270,100
BeiGene, Ltd. ADR (b)	13,801	505,255
Beijing Capital Land, Ltd. Class H	928,400	419,312
Beijing North Star Co., Ltd. Class H	516,000	191,222
Biostime International Holdings, Ltd. (b)	119,000	395,824
Bitauto Holdings, Ltd. ADR (b)	21,312	545,800
Boer Power Holdings, Ltd. (a)	107,000	35,935
Boshiwa International Holding, Ltd. (a) (b) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (a) (b)	694,000	375,063

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

BYD Electronic International Co., Ltd.	363,500	$505,153
Central China Securities Co., Ltd. Class H	308,000	166,058
Chaowei Power Holdings, Ltd.	449,000	300,431
Cheetah Mobile, Inc. ADR (a) (b)	16,772	180,131
China Aerospace International Holdings, Ltd.	1,024,000	135,716
China Aircraft Leasing Group Holdings, Ltd.	79,500	98,410
China Animal Healthcare, Ltd. (a) (b) (d)	1,059,700	—
China Assurance Finance Group, Ltd. (b)	623,000	80,966
China Distance Education Holdings, Ltd. ADR	28,757	293,321
China Dongxiang Group Co., Ltd.	3,404,000	652,636
China Electronics Corp. Holdings Co., Ltd.	168,000	34,588
China Energine International Holdings, Ltd. (b)	578,000	55,037
China Fangda Group Co., Ltd. Class B	127,700	133,426
China Foods, Ltd.	574,000	234,135
China Forestry Holdings Co., Ltd. (a) (b) (d)	1,642,000	—
China Greenland Broad Greenstate Group Co., Ltd. (a)	464,000	80,005
China Harmony New Energy Auto Holding, Ltd.	346,500	145,350
China Hongxing Sports, Ltd. (a) (b) (d)	4,758,000	—
China Huarong Energy Co., Ltd. (b)	378,100	20,920
China Huiyuan Juice Group, Ltd. (b)	1,130,400	353,455
China Lesso Group Holdings, Ltd.	788,000	666,173
China Lilang, Ltd.	774,000	514,904
China Logistics Property Holdings Co., Ltd. (b)	574,000	217,886
China Maple Leaf Educational Systems, Ltd.	354,000	266,929
China National Materials Co., Ltd.	1,018,000	335,338
China Overseas Grand Oceans Group, Ltd. (b)	611,000	322,344
China Pioneer Pharma Holdings, Ltd.	368,000	146,793
China Power New Energy Development Co., Ltd.	420,000	263,733
China Rare Earth Holdings, Ltd. (b)	1,442,400	111,361
China Resources Phoenix Healthcare Holdings Co., Ltd. (b)	489,500	601,522
China SCE Property Holdings, Ltd.	1,826,800	688,738
China Shanshui Cement Group, Ltd. (a) (b) (d)	1,224,000	59,062
China Shengmu Organic Milk, Ltd. (a) (b) (c)	1,349,000	340,223
China Shineway Pharmaceutical Group, Ltd.	286,000	312,810
China Silver Group, Ltd.	826,000	160,492
China Singyes Solar Technologies Holdings, Ltd. (a)	438,600	197,529
China Suntien Green Energy Corp., Ltd. Class H (a)	1,260,000	243,196
China Travel International Investment Hong Kong, Ltd.	2,690,000	813,421

China Yurun Food Group, Ltd. (a) (b)	854,000	129,669
China ZhengTong Auto Services Holdings, Ltd.	570,500	342,821
Chinasoft International, Ltd. (b)	1,466,000	843,212
Chongqing Iron & Steel Co., Ltd. Class H (b)	440,000	114,933
CITIC Resources Holdings, Ltd. (b)	2,637,000	346,103
CITIC Telecom International Holdings, Ltd.	695,000	211,053
Colour Life Services Group Co., Ltd.	469,000	301,744
Consun Pharmaceutical Group, Ltd.	400,600	231,963
Coolpad Group, Ltd. (b)	2,353,600	218,052
CT Environmental Group, Ltd. (a)	2,579,900	547,749
Dah Chong Hong Holdings, Ltd.	529,000	230,755
Dongyue Group, Ltd. (b) (d)	661,000	87,393
Eastern Communications Co., Ltd. Class B	50,374	33,902
Fang Holdings, Ltd. ADR (a) (b)	133,780	436,123
Fanhua, Inc. ADR (a) (b)	40,532	349,791
First Tractor Co., Ltd. Class H	490,500	286,543
Foshan Electrical and Lighting Co., Ltd. Class B	82,600	69,830
Fu Shou Yuan International Group, Ltd.	1,144,000	699,221
Fufeng Group, Ltd.	752,600	606,225
Future Land Holdings Co., Ltd. Class A	531,529	1,186,180
Fuyao Glass Industry Group Co., Ltd. Class H (c)	420,800	1,459,250
Goodbaby International Holdings, Ltd.	502,000	243,523
Greatview Aseptic Packaging Co., Ltd.	773,048	386,947
Greentown China Holdings, Ltd. (a) (b)	591,500	563,225
Guangdong Land Holdings, Ltd. (b)	1,026,000	246,879
Guorui Properties, Ltd.	861,000	248,168
Harbin Electric Co., Ltd. Class H	910,000	524,583
Hilong Holding, Ltd.	873,100	190,989
Hisense Kelon Electrical Holdings Co., Ltd. Class H	208,000	305,115
HNA Holding Group Co., Ltd. (a) (b)	3,014,000	110,531
Hollysys Automation Technologies, Ltd.	35,608	602,843
Honghua Group, Ltd. (b)	2,065,000	215,229
Huadian Energy Co., Ltd. Class B (b)	191,500	96,899
Huangshan Tourism Development Co., Ltd. Class B	355,561	539,030
Huayi Tencent Entertainment Co., Ltd. (a) (b)	2,310,000	115,924
Huiyin Smart Community Co., Ltd. (b)	76,210	6,766
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	127,800	127,033
JA Solar Holdings Co., Ltd. ADR (b)	49,398	323,063
Jiangnan Group, Ltd.	414,000	57,001
JinkoSolar Holding Co., Ltd. ADR (a) (b)	17,947	297,382
Jumei International Holding, Ltd. ADR (b)	36,018	132,906
Kama Co., Ltd. Class B (b)	236,700	237,647
Kandi Technologies Group, Inc. (a) (b)	34,104	129,595
Kangda International Environmental Co., Ltd. (c)	1,436,200	364,063
Kingdee International Software Group Co., Ltd. (a) (b)	920,000	380,004

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Launch Tech Co., Ltd. Class H (b)	63,000	$93,874
Leyou Technologies Holdings, Ltd. (b)	744,200	148,428
Li Ning Co., Ltd. (b)	1,663,749	976,220
Lifetech Scientific Corp. (b)	896,000	225,974
Lonking Holdings, Ltd.	1,826,000	552,159
Luoyang Glass Co., Ltd. Class H (a) (b)	368,000	263,280
Maoye International Holdings, Ltd. (b)	1,259,000	121,502
Nanjing Panda Electronics Co., Ltd. Class H	100,000	81,065
Noah Holdings, Ltd. ADS (a) (b)	34,504	875,712
NQ Mobile, Inc. Class A, ADR (b)	46,668	194,606
Orient Securities Co., Ltd. Class H (b) (c)	922,800	900,061
Ourgame International Holdings, Ltd. (a) (b)	143,000	54,098
Ozner Water International Holding, Ltd. (a) (b) (c)	997,000	254,013
Pacific Online, Ltd.	698,100	169,775
Parkson Retail Group, Ltd. (a)	2,176,500	271,660
Poly Culture Group Corp., Ltd. Class H	126,000	301,239
Poly Property Group Co., Ltd. (a) (b)	1,588,000	662,050
PW Medtech Group, Ltd. (b)	1,911,000	469,666
Real Gold Mining, Ltd. (a) (b) (d)	251,500	—
Renren, Inc. ADR (a) (b)	18,003	140,423
Shandong Airlines Co., Ltd. Class B	183,500	408,486
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	215,200	58,428
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (b)	90,900	67,957
Shang Gong Group Co., Ltd. Class B (b)	108,800	111,085
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (b)	137,300	90,893
Shanghai Diesel Engine Co., Ltd. Class B	322,860	262,808
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (a)	368,000	302,583
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	411,700	247,020
Shanghai Haixin Group Co. Class B	542,208	401,234
Shanghai Highly Group Co., Ltd. Class B	125,400	97,812
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	812,000	214,193
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	101,800	147,203
Shanghai Jinjiang International Travel Co., Ltd. Class B	57,800	169,354
Shanghai Potevio Co., Ltd. Class B (b)	76,200	58,217
Shanghai Shibei Hi-Tech Co., Ltd. Class B	107,800	119,442
Shenguan Holdings Group, Ltd.	1,384,010	103,291
Shenwan Hongyuan HK, Ltd.	115,000	49,128
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (b)	204,500	108,940
Shenzhen Chiwan Petroleum Class B (b)	19,900	59,663
Shenzhen SEG Co., Ltd. Class B	132,700	74,960

Shougang Concord International Enterprises Co., Ltd. (b)	7,218,000	236,838
Shougang Fushan Resources Group, Ltd.	2,360,000	434,253
Shunfeng International Clean Energy, Ltd. (b)	1,137,300	74,635
Sichuan Expressway Co., Ltd. Class H	1,226,000	517,439
Silergy Corp.	24,000	442,943
Sinofert Holdings, Ltd.	1,220,000	172,682
Sinosoft Technology Group, Ltd. (a)	546,200	189,060
Sinotrans Shipping, Ltd. (b)	1,641,500	397,094
Sinotruk Hong Kong, Ltd.	424,000	318,075
Sinovac Biotech, Ltd. (b)	33,454	191,357
SITC International Holdings Co., Ltd.	1,027,000	705,678
Sohu.com, Inc. (b)	23,418	921,030
Springland International Holdings, Ltd.	1,019,000	182,257
Sun King Power Electronics Group	573,000	126,817
Tian Ge Interactive Holdings, Ltd. (a) (c)	559,000	440,928
Tiangong International Co., Ltd.	1,296,000	145,084
Tianjin Capital Environmental Protection Group Co., Ltd. Class H	394,000	213,439
Tianjin Development Holdings, Ltd.	628,000	320,000
Tianjin Port Development Holdings, Ltd.	3,082,000	523,482
Tianjin Tianhai Investment Co., Ltd. Class B (b)	367,500	211,680
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	109,900	106,053
Tianneng Power International, Ltd.	736,000	668,617
Tuniu Corp. ADR (a) (b)	42,343	370,925
V1 Group, Ltd. (a) (b)	1,718,999	58,616
Virscend Education Co., Ltd. (b) (c)	778,000	509,557
West China Cement, Ltd. (a) (b)	1,992,000	289,643
Wisdom Sports Group (a) (b)	939,000	222,320
Xiamen International Port Co., Ltd. Class H	414,000	87,365
Xinhua Winshare Publishing and Media Co., Ltd. Class H	390,000	354,796
Yestar Healthcare Holdings Co., Ltd. (a)	1,302,200	675,271
Yingde Gases Group Co., Ltd. (a)	930,000	718,008
YuanShengTai Dairy Farm, Ltd. (b)	4,018,000	263,679
Yuexiu Property Co., Ltd.	3,338,000	566,964
Yuexiu Transport Infrastructure, Ltd.	896,549	693,336
YY, Inc. ADR (b)	18,066	833,023
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	208,200	134,219
Zhonglu Co., Ltd. Class B	81,200	155,579
Zhongsheng Group Holdings, Ltd.	427,500	635,900

		54,040,721

COLOMBIA — 0.0% (e)
Avianca Holdings SA Preference Shares	169,313	163,821

CYPRUS — 0.2%
Globaltrans Investment PLC GDR	84,634	609,365

CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b) (c)	202,584	687,942

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Philip Morris CR A/S	1,255	$674,035

		1,361,977

EGYPT — 0.8%
Arab Cotton Ginning	364,322	95,672
Citadel Capital SAE (b)	494,355	30,127
Eastern Tobacco	39,636	467,771
Egypt Kuwait Holding Co. SAE	496,412	332,596
Egyptian Financial Group-Hermes Holding Co. (b)	368,295	532,140
ElSewedy Electric Co.	97,478	463,682
Ezz Steel (b)	349,029	388,863
Juhayna Food Industries	433,875	196,385
Orascom Telecom Media And Technology Holding SAE (b)	2,757,032	113,031
Sidi Kerir Petrochemicals Co.	118,696	129,218
Six of October Development & Investment (b)	392,743	289,390

		3,038,875

GREECE — 2.0%
Aegean Airlines SA	44,465	352,877
Aegean Marine Petroleum Network, Inc.	17,850	215,092
Costamare, Inc.	25,013	166,587
Diana Shipping, Inc. (b)	53,629	247,766
Ellaktor SA (b)	82,062	114,100
Eurobank Ergasias SA (b)	959,240	589,924
FF Group (b)	20,608	395,641
Grivalia Properties REIC AE	31,817	279,045
Hellenic Exchanges — Athens Stock Exchange SA	63,469	313,621
JUMBO SA	61,172	967,003
Metka Industrial — Construction SA	19,544	148,622
Motor Oil Hellas Corinth Refineries SA	34,170	584,744
Mytilineos Holdings SA (b)	58,979	447,875
National Bank of Greece SA (b)	2,519,677	649,476
Piraeus Bank SA (b)	3,074,988	559,105
Public Power Corp. SA (b)	52,796	165,451
Star Bulk Carriers Corp. (b)	7,178	85,275
StealthGas, Inc. (b)	34,372	137,144
Titan Cement Co. SA	26,026	665,283
Tsakos Energy Navigation, Ltd.	85,131	407,777

		7,492,408

HONG KONG — 2.4%
Ajisen China Holdings, Ltd.	529,000	203,527
Anxin-China Holdings, Ltd. (b) (d)	2,248,000	—
Asia Resources Holdings, Ltd. (b)	744,626	22,037
Beijing Enterprises Clean Energy Group, Ltd. (b)	7,348,400	198,567
Beijing Enterprises Medical & Health Group, Ltd. (b)	1,727,600	120,042
Carnival Group International Holdings, Ltd. (a) (b)	2,880,000	311,291
CGN Meiya Power Holdings Co., Ltd. (b) (c)	344,000	54,888
China All Access Holdings, Ltd. (a)	736,000	217,822
China Animation Characters Co., Ltd.	567,000	234,928
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	1,642,400	86,648

China Chengtong Development Group, Ltd. (b)	1,382,000	96,028
China Finance Investment Holdings, Ltd. (b)	586,232	10,938
China Financial International Investments, Ltd. (b)	2,190,000	109,902
China First Capital Group, Ltd. (b)	290,000	127,247
China High Precision Automation Group, Ltd. (b) (d)	1,226,000	—
China Lumena New Materials Corp. (a) (b) (d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (b)	1,320,000	42,463
China NT Pharma Group Co., Ltd.	352,400	78,447
China Nuclear Energy Technology Corp., Ltd. (b)	382,000	63,900
China Oil & Gas Group, Ltd. (b)	3,828,000	290,616
China Overseas Property Holdings, Ltd.	571,232	105,110
China Properties Investment Holdings, Ltd. (b)	3,833,575	57,715
China Public Procurement, Ltd. (b)	2,668,000	15,449
China Soft Power Technology Holdings, Ltd. (b)	1,764,000	35,409
Comba Telecom Systems Holdings, Ltd.	880,575	143,901
Concord New Energy Group, Ltd.	6,300,000	320,208
Dawnrays Pharmaceutical Holdings, Ltd.	508,000	294,805
Digital China Holdings, Ltd.	510,000	447,558
Glorious Property Holdings, Ltd. (b)	1,509,000	168,929
Golden Meditech Holdings, Ltd. (b)	604,000	97,927
Greater China Financial Holdings, Ltd. (b)	1,040,200	32,525
Hengdeli Holdings, Ltd. (b)	1,648,400	248,167
Hi Sun Technology China, Ltd. (b)	888,000	156,541
Hua Han Health Industry Holdings, Ltd. (a) (b) (d)	2,414,560	123,501
Huajun Holdings, Ltd. (b)	684,000	51,928
Ju Teng International Holdings, Ltd.	735,500	301,904
MIE Holdings Corp. (b)	1,544,754	145,103
Munsun Capital Group, Ltd. (a) (b)	2,196,000	54,536
National Agricultural Holdings, Ltd. (b)	396,000	60,637
Neo Telemedia, Ltd. (b)	3,676,000	156,093
NetDragon Websoft Holdings, Ltd. (a)	194,500	591,897
NewOcean Energy Holdings, Ltd.	896,000	255,951
Pou Sheng International Holdings, Ltd.	882,000	184,991
Qianhai Health Holdings, Ltd. (b)	849,005	9,941
Real Nutriceutical Group, Ltd.	892,000	58,537
SSY Group, Ltd.	1,501,562	597,031
Suncorp Technologies, Ltd. (b)	6,910,000	49,792
Tech Pro Technology Development, Ltd. (b)	. 5,491,100	100,333
Tibet Water Resources, Ltd. (a)	1,500,000	619,572
Tongfang Kontafarma Holdings, Ltd. (b)	363,553	26,197
United Laboratories International Holdings, Ltd. (b)	736,500	480,481

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Universal Medical Financial & Technical Advisory Services Co., Ltd. (a) (c)	282,400	$256,182
Vision Values Holdings, Ltd. (b)	120,000	3,937
Wasion Group Holdings, Ltd.	575,000	302,612
Zhidao International Holdings, Ltd. (b)	1,050,000	95,927

		8,920,618

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	264,356	439,467

INDIA — 13.2%
Abbott India, Ltd.	853	60,986
Adani Enterprises, Ltd.	92,417	154,491
Aditya Birla Fashion and Retail, Ltd. (b)	142,814	338,368
AIA Engineering, Ltd.	28,203	689,646
Amtek Auto, Ltd. (b)	174,358	89,280
Apollo Tyres, Ltd.	292,036	938,599
Arvind, Ltd.	147,929	899,739
Bajaj Corp., Ltd.	34,708	211,129
Bajaj Hindusthan Sugar, Ltd. (b)	797,988	164,059
Balkrishna Industries, Ltd.	32,126	685,785
Balrampur Chini Mills, Ltd.	314,448	703,858
Bata India, Ltd.	88,479	773,876
Bharat Financial Inclusion, Ltd. (b)	87,403	1,088,113
Blue Dart Express, Ltd.	4,059	325,264
Ceat, Ltd.	4,114	83,937
CESC, Ltd.	95,153	1,232,659
CG Power and Industrial Solutions, Ltd. (b)	447,771	535,450
Chennai Super Kings Cricket, Ltd. (b) (d)	418,560	—
Coromandel International, Ltd.	127,143	610,604
Credit Analysis & Research, Ltd.	11,580	301,863
Crompton Greaves Consumer Electricals, Ltd. (b)	357,762	1,195,295
Cyient, Ltd.	30,777	221,579
Dalmia Bharat, Ltd.	11,615	351,607
Dewan Housing Finance Corp., Ltd.	203,298	1,149,470
Dish TV India, Ltd. (b)	481,839	797,685
Dr Lal PathLabs, Ltd. (c)	9,468	141,076
eClerx Services, Ltd.	13,274	288,334
Edelweiss Financial Services, Ltd.	256,597	623,167
Eros International Media, Ltd. (b)	996	4,216
FAG Bearings India, Ltd.	1,773	125,027
Federal Bank, Ltd.	1,013,881	1,427,880
Force Motors, Ltd.	191	13,198
Fortis Healthcare, Ltd. (b)	190,955	531,386
Gateway Distriparks, Ltd.	156,290	608,456
GE T&D India, Ltd.	10,937	55,304
GMR Infrastructure, Ltd. (b)	968,270	238,582
Godfrey Phillips India, Ltd.	4,970	86,725
Gujarat Pipavav Port, Ltd.	178,664	454,261
Hexaware Technologies, Ltd.	182,602	604,455
Housing Development & Infrastructure, Ltd. (b)	296,659	374,393
IDFC, Ltd. (b)	755,017	633,686
IFCI, Ltd.	820,416	374,611
India Cements, Ltd.	340,422	851,645
Indiabulls Real Estate, Ltd. (b)	377,780	509,059

Indian Bank	39,515	169,324
Indian Hotels Co., Ltd.	510,759	998,157
Info Edge India, Ltd.	70,482	869,642
Ipca Laboratories, Ltd. (b)	56,539	543,187
IRB Infrastructure Developers, Ltd.	175,595	639,265
Jain Irrigation Systems, Ltd.	242,210	350,064
Jaiprakash Associates, Ltd. (b)	694,128	146,982
Jammu & Kashmir Bank, Ltd.	357,102	412,453
Jindal Steel & Power, Ltd. (b)	248,459	462,979
JSW Energy, Ltd.	214,076	206,708
Jubilant Foodworks, Ltd.	45,189	770,617
Jubilant Life Sciences, Ltd.	44,986	554,090
Just Dial, Ltd. (b)	41,819	339,749
Jyothy Laboratories, Ltd.	32,523	176,626
Kajaria Ceramics, Ltd.	34,674	311,577
KPIT Technologies, Ltd.	199,113	397,705
Mahindra CIE Automotive, Ltd. (b)	78,323	256,312
MakeMyTrip, Ltd. (b)	28,902	1,000,009
Manappuram Finance, Ltd.	232,640	351,638
Marksans Pharma, Ltd.	461,000	334,737
McLeod Russel India, Ltd.	105,203	269,022
Mindtree, Ltd.	71,007	495,305
Monsanto India, Ltd.	2,069	81,065
Mphasis, Ltd.	78,373	699,908
Muthoot Finance, Ltd.	76,505	434,689
Natco Pharma, Ltd.	72,633	949,872
NCC, Ltd.	224,228	282,983
PC Jeweller, Ltd.	13,876	89,323
Persistent Systems, Ltd.	23,026	211,236
Pfizer, Ltd.	4,897	144,436
PI Industries, Ltd.	30,241	390,336
Prestige Estates Projects, Ltd.	52,504	175,822
PTC India, Ltd.	358,139	515,133
PVR, Ltd.	16,360	360,595
Rajesh Exports, Ltd.	127,798	1,192,565
Redington India, Ltd.	191,100	323,871
Reliance Capital, Ltd.	107,051	1,014,046
Reliance Communications, Ltd. (b)	900,159	530,932
Reliance Defence and Engineering, Ltd. (b)	297,101	307,464
Rolta India, Ltd. (b)	198,168	177,156
Sadbhav Engineering, Ltd.	27,578	129,619
Sintex Industries, Ltd.	414,669	675,310
SKF India, Ltd.	12,919	318,285
Strides Shasun, Ltd.	56,301	952,439
Sun Pharma Advanced Research Co., Ltd. (b)	101,106	492,723
Supreme Industries, Ltd.	20,770	349,493
Suzlon Energy, Ltd. (b)	1,340,870	394,404
Symphony, Ltd.	17,610	414,697
Tata Elxsi, Ltd.	7,779	175,490
Tata Global Beverages, Ltd.	403,943	936,531
Thermax, Ltd.	50,808	766,756
Torrent Power, Ltd.	92,749	329,017
Union Bank of India (b)	66,661	160,044
Unitech, Ltd. (b)	1,586,950	136,859
Vakrangee, Ltd.	160,931	815,250
Videocon d2h, Ltd. ADR (b)	28,404	326,646
Videocon Industries, Ltd. (b)	118,568	189,077
Voltas, Ltd.	162,400	1,030,647

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Welspun Corp., Ltd.	184,006	$234,063
Welspun India, Ltd.	112,278	151,727
WNS Holdings, Ltd. ADR (b)	26,094	746,549

		49,212,009

INDONESIA — 3.0%
Adhi Karya Persero Tbk PT	869,891	154,714
AKR Corporindo Tbk PT	1,484,600	696,315
Alam Sutera Realty Tbk PT (b)	14,196,800	385,670
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,922,400	443,004
Bank Tabungan Negara Persero Tbk PT	3,530,586	601,436
Blue Bird Tbk PT	556,705	161,261
Bumitama Agri, Ltd.	264,400	149,485
Ciputra Development Tbk PT	9,023,599	832,916
Eagle High Plantations Tbk PT (b)	2,199,900	55,800
Gajah Tunggal Tbk PT (b)	1,573,100	133,399
Garuda Indonesia Persero Tbk PT (b)	7,570,000	194,285
Global Mediacom Tbk PT	908,200	35,441
Indo Tambangraya Megah Tbk PT	116,535	176,654
Intiland Development Tbk PT	4,693,700	146,530
Japfa Comfeed Indonesia Tbk PT	4,390,700	509,071
Kawasan Industri Jababeka Tbk PT (b)	21,556,738	533,843
Link Net Tbk PT	1,370,600	557,991
Lippo Cikarang Tbk PT (b)	212,200	67,679
Lippo Karawaci Tbk PT	5,056,500	275,109
Matahari Putra Prima Tbk PT	2,109,400	174,919
Medco Energi Internasional Tbk PT (b)	1,380,100	362,489
Media Nusantara Citra Tbk PT	3,447,000	478,552
Mitra Adiperkasa Tbk PT (b)	764,800	342,927
MNC Investama Tbk PT (b)	9,967,100	94,992
Modernland Realty Tbk PT (b)	4,721,400	104,168
Pembangunan Perumahan Persero Tbk PT	3,357,198	833,914
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,438,000	268,033
Semen Baturaja Persero Tbk PT	795,100	207,643
Siloam International Hospitals Tbk PT (b)	866,375	910,229
Surya Semesta Internusa Tbk PT	2,594,300	127,520
Tambang Batubara Bukit Asam Persero Tbk PT	220,500	218,423
Timah Persero Tbk PT	3,150,129	235,217
Wijaya Karya Persero Tbk PT	4,142,036	749,113

		11,218,742

MALAYSIA — 4.6%
Aeon Co. M Bhd	835,600	445,603
Alliance Financial Group Bhd	193,100	178,025
Berjaya Corp. Bhd (b)	3,387,867	290,903
Berjaya Sports Toto Bhd	961,758	632,407
Bermaz Auto Bhd	523,860	236,746
Boustead Holdings Bhd	969,857	607,051
Bumi Armada Bhd (b)	412,600	69,924
Bursa Malaysia Bhd	421,273	930,980
Cahya Mata Sarawak Bhd	364,700	346,941
Carlsberg Brewery Malaysia Bhd Class B	77,800	263,699
Datasonic Group Bhd	620,000	176,522
Dialog Group Bhd	3,126,000	1,250,259

DRB-Hicom Bhd	886,300	280,380
Eastern & Oriental Bhd	1,067,152	465,394
Evergreen Fibreboard Bhd	216,450	41,573
Gas Malaysia Bhd	286,300	194,080
Hartalega Holdings Bhd	432,800	485,072
Heineken Malaysia Bhd	49,000	198,192
IGB Real Estate Investment Trust	459,400	175,435
Inari Amertron Bhd	1,172,186	540,337
Karex Bhd	257,900	125,876
KNM Group Bhd (b)	2,972,406	201,496
KPJ Healthcare Bhd	824,493	754,535
Magnum Bhd	1,164,300	560,379
Malaysian Resources Corp. Bhd (b)	1,339,300	514,475
Media Prima Bhd	1,250,300	324,900
My EG Services Bhd	1,521,750	636,140
OSK Holdings Bhd	883,500	315,429
Padini Holdings Bhd	460,100	311,897
Pavilion Real Estate Investment Trust	636,200	250,139
Pos Malaysia Bhd	563,600	583,276
Press Metal Bhd	1,557,060	932,371
Silverlake Axis, Ltd.	721,100	294,158
Sunway Real Estate Investment Trust	1,971,700	766,314
Top Glove Corp. Bhd	710,600	790,002
UEM Sunrise Bhd	261,100	74,929
UMW Holdings Bhd (b)	198,500	269,122
UOA Development Bhd	1,243,200	758,477
WCT Holdings Bhd	1,132,686	493,974
Yinson Holdings Bhd	424,900	317,799

		17,085,211

MEXICO — 2.2%
Asesor de Activos Prisma SAPI de CV	305,104	179,005
Axtel SAB de CV (a) (b)	1,294,071	257,658
Banregio Grupo Financiero SAB de CV	144,994	859,995
Bolsa Mexicana de Valores SAB de CV	451,113	743,226
Concentradora Fibra Hotelera Mexicana SA de CV	267,903	216,352
Concentradora Hipotecaria SAPI de CV REIT	417,179	497,271
Consorcio ARA SAB de CV Series	1,444,601	454,071
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	601,407	835,653
Corp. Inmobiliaria Vesta SAB de CV	289,015	399,437
Credito Real SAB de CV SOFOM ER	163,200	227,286
Genomma Lab Internacional SAB de CV Class B (b)	390,855	463,818
Grupo Aeromexico SAB de CV (b)	131,093	268,880
Grupo GICSA SA de CV (b)	265,597	180,786
Hoteles City Express SAB de CV (b)	105,794	108,523
Industrias CH SAB de CV Series B (b)	27,320	160,925
Macquarie Mexico Real Estate Management S.A. de C.V. REIT	487,757	542,552
Megacable Holdings SAB de CV	160,540	618,493
PLA Administradora Industrial S de RL de CV (b)	289,177	470,135
Prologis Property Mexico SA de CV REIT	184,376	314,339
Qualitas Controladora SAB de CV	114,749	185,763
TV Azteca SAB de CV	1,109,468	206,175
Vitro SAB de CV Series A	24,087	94,127

		8,284,470

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MONACO — 0.0% (e)
Navios Maritime Holdings, Inc. (a) (b)	33,385	$62,430

PERU — 0.6%
Alicorp SAA	348,943	826,599
Ferreycorp SAA	1,565,983	982,804
Grana y Montero SAA	243,419	157,262
Volcan Cia Minera SAA Class B	503,131	136,212

		2,102,877

PHILIPPINES — 1.2%
Belle Corp.	2,170,400	173,026
Cebu Air, Inc.	338,528	633,538
CEMEX Holdings Philippines, Inc. (b) (c)	3,246,905	454,923
Cosco Capital, Inc.	4,475,700	756,431
D&L Industries, Inc.	2,408,500	610,585
First Gen Corp.	751,700	313,864
First Philippine Holdings Corp.	249,400	356,889
Manila Water Co., Inc.	822,900	505,138
Nickel Asia Corp.	1,133,400	137,341
Philex Mining Corp.	918,500	153,404
Rizal Commercial Banking Corp.	305,980	234,173
SM Prime Holdings, Inc.	1	1

		4,329,313

POLAND — 3.5%
Alior Bank SA (b)	79,158	1,428,139
Alumetal SA	9,830	151,347
AmRest Holdings SE (b)	5,321	466,030
Asseco Poland SA	72,579	994,722
Bank Millennium SA (b)	344,478	560,805
Boryszew SA (b)	68,604	193,763
CCC SA	11,575	695,327
CD Projekt SA (b)	45,563	853,311
Ciech SA	41,950	847,058
Emperia Holding SA (b)	21,998	416,424
Eurocash SA	68,219	549,444
Fabryki Mebli Forte SA	7,269	150,537
Getin Noble Bank SA (b)	136,456	67,505
Globe Trade Centre SA (b)	296,998	629,686
Grupa Azoty SA	22,416	390,955
Grupa Kety SA	5,082	507,886
Grupa Lotos SA (b)	85,334	1,176,642
Inter Cars SA	3,099	238,568
Jastrzebska Spolka Weglowa SA (b)	33,263	527,244
KRUK SA	10,285	624,584
Lubelski Wegiel Bogdanka SA (b)	8,328	160,004
Netia SA	406,557	467,926
Orange Polska SA	426,770	498,730
PKP Cargo SA (b)	11,377	186,652
Synthos SA	151,341	200,543

		12,983,832

QATAR — 0.5%
Al Meera Consumer Goods Co. QSC	10,895	503,891
Gulf Warehousing Co.	7,428	106,898
Mannai Corp. QSC	12,427	273,039
Medicare Group	9,937	261,177
Qatar First Bank (b)	126,965	300,928

Salam International Investment, Ltd. QSC	82,837	240,018

		1,685,951

RUSSIA — 1.1%
Aeroflot-Russian Airlines PJSC (b)	449,627	1,348,676
DIXY Group PJSC (b)	23,570	101,238
Etalon Group, Ltd. GDR	47,030	177,773
Exillon Energy PLC (b)	61,681	115,694
LSR Group PJSC GDR	149,897	550,122
Mechel PJSC ADR (b)	68,009	361,808
QIWI PLC ADR (a)	29,650	508,497
Ros Agro PLC GDR	10,511	129,285
TCS Group Holding PLC GDR	51,762	546,089
TMK PJSC GDR	45,236	239,751

		4,078,933

SINGAPORE — 0.4%
Asian Pay Television Trust	628,800	209,255
SIIC Environment Holdings, Ltd. (b)	890,160	353,567
Yanlord Land Group, Ltd.	683,500	887,821

		1,450,643

SOUTH AFRICA — 5.5%
Adcock Ingram Holdings, Ltd.	154,262	716,160
AECI, Ltd.	71,472	612,979
African Rainbow Minerals, Ltd.	53,776	381,240
Alexander Forbes Group Holdings, Ltd.	381,892	183,132
ArcelorMittal South Africa, Ltd. (b)	216,707	160,485
Arrowhead Properties, Ltd. Class A	586,085	399,939
Assore, Ltd.	21,297	388,226
Attacq, Ltd. (b)	183,397	233,063
Aveng, Ltd. (b)	307,948	162,371
Balwin Properties, Ltd.	64,232	36,885
Barloworld, Ltd.	80,550	716,667
Coronation Fund Managers, Ltd.	119,895	565,464
Curro Holdings, Ltd. (a) (b)	151,042	551,845
DataTec, Ltd.	235,411	906,092
Emira Property Fund, Ltd. (a)	258,837	271,215
EOH Holdings, Ltd.	61,091	631,651
Famous Brands, Ltd.	30,407	353,330
Grindrod, Ltd. (b)	507,684	541,429
Harmony Gold Mining Co., Ltd.	197,000	482,629
Hosken Consolidated Investments, Ltd.	85,720	906,824
Investec, Ltd.	115,395	787,100
JSE, Ltd.	84,258	809,731
KAP Industrial Holdings, Ltd.	120,638	80,433
Lewis Group, Ltd. (a)	151,711	469,545
Montauk Holdings, Ltd. (b)	1	2
Mpact, Ltd.	174,867	403,366
Murray & Roberts Holdings, Ltd.	278,792	320,194
Nampak, Ltd. (b)	300,180	381,025
Net 1 UEPS Technologies, Inc. (b)	38,332	468,800
Northam Platinum, Ltd. (b)	325,037	1,245,728
Omnia Holdings, Ltd.	28,705	347,446
PPC, Ltd. (b)	1,082,801	525,704
Reunert, Ltd.	192,010	1,031,022
SA Corporate Real Estate, Ltd.	2,184,249	895,935
Santam, Ltd.	20,120	381,985
Sun International, Ltd.	89,067	504,826
Super Group, Ltd. (b)	320,203	849,895

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Tongaat Hulett, Ltd.	64,119	$588,458
Trencor, Ltd.	41,450	123,032
Vukile Property Fund, Ltd. REIT	261,401	375,275
Wilson Bayly Holmes-Ovcon, Ltd.	68,386	821,882

		20,613,010

TAIWAN — 28.9%
A-DATA Technology Co., Ltd.	201,652	519,706
Ability Enterprise Co., Ltd.	289,141	178,673
AcBel Polytech, Inc.	272,000	213,799
Accton Technology Corp.	424,341	935,599
Acer, Inc. (b)	1,437,000	681,974
Adlink Technology, Inc.	104,625	233,783
Advanced Ceramic X Corp.	36,642	359,869
AGV Products Corp. (b)	1,228,414	305,256
Airtac International Group	83,200	818,495
Alpha Networks, Inc.	375,513	292,069
Altek Corp.	183,516	146,365
AmTRAN Technology Co., Ltd.	649,717	473,222
Arcadyan Technology Corp.	176,172	351,270
Asia Optical Co., Inc. (b)	184,540	315,651
Asia Polymer Corp.	429,494	261,157
Aten International Co., Ltd.	158,000	445,217
Basso Industry Corp.	97,800	297,179
BES Engineering Corp.	1,886,356	412,801
Capital Securities Corp.	1,793,730	594,117
Career Technology MFG. Co., Ltd.	218,726	143,090
Casetek Holdings, Ltd.	99,000	329,538
Cathay Real Estate Development Co., Ltd. (b)	712,332	507,090
Center Laboratories, Inc. (b)	149,389	297,867
Chailease Holding Co., Ltd.	326,000	761,750
Chang Wah Electromaterials, Inc.	59,419	319,199
Charoen Pokphand Enterprise	282,675	504,935
Cheng Loong Corp.	713,128	357,240
Cheng Uei Precision Industry Co., Ltd.	249,915	323,693
Chicony Electronics Co., Ltd.	232,000	591,804
Chin-Poon Industrial Co., Ltd.	155,000	315,185
China Airlines, Ltd.	452,000	157,159
China Bills Finance Corp.	674,394	308,942
China Chemical & Pharmaceutical Co., Ltd.	470,000	294,307
China Man-Made Fiber Corp.	1,076,899	296,354
China Motor Corp.	645,000	590,953
China Petrochemical Development Corp. (b)	1,173,575	448,660
China Steel Chemical Corp.	139,000	540,562
China Synthetic Rubber Corp.	504,832	489,983
Chipbond Technology Corp.	317,000	506,699
ChipMOS TECHNOLOGIES, Inc. ADR	29,714	527,423
Chlitina Holding, Ltd.	33,678	159,830
Chong Hong Construction Co., Ltd.	212,275	517,701
Chroma ATE, Inc.	240,680	728,961
Chung Hung Steel Corp. (b)	713,239	257,394
Clevo Co.	391,265	363,638
CMC Magnetics Corp. (b)	1,068,788	139,488
Coretronic Corp.	226,652	333,152
CTCI Corp.	549,000	958,952
CyberTAN Technology, Inc.	433,210	294,113

D-Link Corp. (b)	817,054	382,373
Darwin Precisions Corp.	622,576	290,334
Dynapack International Technology Corp.	82,000	112,964
E Ink Holdings, Inc.	585,000	508,025
Elan Microelectronics Corp.	437,899	558,513
Elite Material Co., Ltd.	253,782	986,942
Elite Semiconductor Memory Technology, Inc.	250,674	282,543
eMemory Technology, Inc.	39,000	552,047
Ennoconn Corp.	38,000	496,564
Epistar Corp. (b)	510,572	537,621
Eternal Materials Co., Ltd.	701,866	763,338
Eva Airways Corp.	1,587,000	842,076
Everlight Chemical Industrial Corp.	462,304	313,104
Everlight Electronics Co., Ltd.	321,503	514,956
Excelsior Medical Co., Ltd.	171,403	260,134
Far Eastern Department Stores, Ltd.	621,490	330,792
Far Eastern International Bank	2,031,575	640,088
Faraday Technology Corp.	222,385	274,843
Farglory Land Development Co., Ltd.	196,464	265,794
Feng Hsin Steel Co., Ltd.	316,270	539,929
Firich Enterprises Co., Ltd.	126,342	238,589
FLEXium Interconnect, Inc.	175,329	609,614
Formosa Taffeta Co., Ltd.	792,000	845,705
Formosan Rubber Group, Inc.	340,011	189,938
FSP Technology, Inc.	257,490	211,304
Gemtek Technology Corp.	367,234	325,570
GeoVision, Inc.	103,720	147,671
Gigabyte Technology Co., Ltd.	275,000	379,748
Gigastorage Corp. (b)	339,114	253,141
Ginko International Co., Ltd.	39,000	357,321
Gintech Energy Corp. (b)	412,275	240,497
Global Unichip Corp.	91,669	306,646
Gloria Material Technology Corp.	459,909	309,208
Goldsun Building Materials Co., Ltd.	1,497,041	416,413
Grand Pacific Petrochemical	821,000	570,919
Grape King Bio, Ltd.	103,000	648,365
Great Wall Enterprise Co., Ltd.	712,867	676,627
HannStar Display Corp. (b)	1,608,599	442,673
HannsTouch Solution, Inc. (b)	554,511	208,336
Hey Song Corp.	216,770	240,399
Highwealth Construction Corp.	595,730	1,046,466
Himax Technologies, Inc. ADR (a)	65,178	594,423
Hiwin Technologies Corp.	84,000	527,379
Ho Tung Chemical Corp. (b)	1,250,596	356,930
Hota Industrial Manufacturing Co., Ltd.	94,680	396,288
Huaku Development Co., Ltd.	256,260	590,346
Huang Hsiang Construction Corp.	252,484	380,276
Ibase Technology, Inc.	281,544	596,631
Ichia Technologies, Inc. (b)	157,000	114,351
Iron Force Industrial Co., Ltd.	38,000	218,538
ITE Technology, Inc.	219,887	256,176
Jess-Link Products Co., Ltd.	221,974	238,123
Jih Sun Financial Holdings Co., Ltd.	1,524,422	360,224
KEE TAI Properties Co., Ltd.	816,076	309,298
Kenda Rubber Industrial Co., Ltd.	508,247	844,217
Kerry TJ Logistics Co., Ltd.	168,000	237,251
King Slide Works Co., Ltd.	43,000	616,462
King Yuan Electronics Co., Ltd.	972,656	897,565

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

King’s Town Bank Co., Ltd.	1,062,000	$1,055,262
Kinpo Electronics	984,371	384,438
Kinsus Interconnect Technology Corp.	154,030	407,126
Kuoyang Construction Co., Ltd.	744,527	318,987
Land Mark Optoelectronics Corp.	20,000	194,776
LCY Chemical Corp.	404,862	593,766
Lingsen Precision Industries, Ltd.	656,694	299,752
Long Bon International Co., Ltd.	356,000	191,243
Longwell Co.	264,000	274,071
Lumax International Corp., Ltd.	168,358	301,843
Lung Yen Life Service Corp.	156,000	315,162
Macronix International (b)	2,286,170	956,887
Makalot Industrial Co., Ltd.	126,070	517,285
Masterlink Securities Corp.	1,278,329	374,114
Medigen Biotechnology Corp. (b)	73,000	144,352
Mercuries & Associates Holding, Ltd.	442,176	368,693
Merida Industry Co., Ltd.	102,000	539,540
Merry Electronics Co., Ltd.	92,000	494,224
Micro-Star International Co., Ltd.	405,000	942,342
Microbio Co., Ltd. (b)	431,723	313,023
MIN AIK Technology Co., Ltd.	122,000	137,108
Mirle Automation Corp.	240,854	329,024
Mitac Holdings Corp.	606,412	673,514
Motech Industries, Inc. (b)	249,885	230,593
Nan Kang Rubber Tire Co., Ltd.	649,204	634,387
Nantex Industry Co., Ltd.	434,766	349,618
Neo Solar Power Corp. (b)	488,758	245,648
Oriental Union Chemical Corp. (b)	582,500	453,061
Pan-International Industrial Corp.	202,539	198,918
Parade Technologies, Ltd.	36,000	418,225
PChome Online, Inc.	48,010	390,820
PharmaEngine, Inc.	45,000	301,063
Phison Electronics Corp.	79,837	717,000
Phytohealth Corp. (b)	205,511	209,964
Pixart Imaging, Inc.	89,060	225,420
Portwell, Inc.	141,000	182,393
Powertech Technology, Inc.	470,000	1,367,751
Poya International Co., Ltd.	30,000	352,970
President Securities Corp.	1,116,360	491,173
Primax Electronics, Ltd.	278,000	455,813
Prince Housing & Development Corp.	1,484,996	582,399
Promate Electronic Co., Ltd.	271,000	288,483
Qisda Corp.	1,190,641	690,625
Radiant Opto-Electronics Corp.	261,331	549,491
Radium Life Tech Co., Ltd. (b)	788,810	292,465
Realtek Semiconductor Corp.	299,053	1,069,366
Ritek Corp. (b)	1,328,045	246,854
Ruentex Development Co., Ltd. (b)	474,000	567,847
Ruentex Industries, Ltd.	435,000	699,613
Sampo Corp.	746,527	473,614
Sanyang Motor Co., Ltd.	463,945	327,976
ScinoPharm Taiwan, Ltd.	206,135	294,163
Senao International Co., Ltd.	132,911	232,597
Sercomm Corp.	201,000	503,452
Shinkong Insurance Co., Ltd.	297,841	251,289
Shinkong Synthetic Fibers Corp.	1,799,796	583,076
Sigurd Microelectronics Corp.	538,694	491,780
Silicon Integrated Systems Corp. (b)	794,299	190,836
Silicon Motion Technology Corp. ADR	20,674	966,509

Simplo Technology Co., Ltd. (b)	160,129	543,570
Sinbon Electronics Co., Ltd.	306,444	752,413
Sinmag Equipment Corp.	55,726	255,283
Sino-American Silicon Products, Inc.	356,058	570,303
Sinon Corp.	702,662	372,839
Sinphar Pharmaceutical Co., Ltd.	311,879	249,257
Sinyi Realty, Inc.	529,940	611,284
Soft-World International Corp.	88,848	191,209
Solartech Energy Corp. (b)	372,207	172,963
St Shine Optical Co., Ltd.	37,000	749,938
Synnex Technology International Corp.	649,000	698,355
Systex Corp.	242,000	513,629
Taichung Commercial Bank Co., Ltd.	2,171,526	704,936
Taiflex Scientific Co., Ltd.	262,699	322,503
Tainan Enterprises Co., Ltd.	287,000	255,384
Tainan Spinning Co., Ltd.	1,346,105	672,110
Taisun Enterprise Co., Ltd. (b)	654,549	321,423
Taiwan Acceptance Corp.	186,000	538,828
Taiwan Business Bank	3,454,134	956,240
Taiwan Cogeneration Corp.	466,469	360,507
Taiwan Fertilizer Co., Ltd.	385,000	532,916
Taiwan Hon Chuan Enterprise Co., Ltd.	336,218	651,549
Taiwan Land Development Corp.	474,781	175,251
Taiwan Paiho, Ltd.	180,000	616,956
Taiwan Secom Co., Ltd.	281,961	836,335
Taiwan Surface Mounting Technology Corp.	325,308	296,977
Taiyen Biotech Co., Ltd.	317,979	318,058
Tatung Co., Ltd. (b)	1,391,691	596,259
Teco Electric and Machinery Co., Ltd.	1,089,000	1,107,214
Test Rite International Co., Ltd.	436,896	286,536
Thye Ming Industrial Co., Ltd.	240,218	302,425
Ton Yi Industrial Corp.	367,000	189,895
Tong Hsing Electronic Industries, Ltd.	81,327	359,160
Tong Yang Industry Co., Ltd.	344,872	598,987
Topco Scientific Co., Ltd.	234,384	764,736
Transcend Information, Inc.	172,484	565,046
Tripod Technology Corp.	393,353	1,108,402
TSRC Corp.	469,028	540,250
TTY Biopharm Co., Ltd.	188,436	676,923
Tung Ho Steel Enterprise Corp.	558,258	435,126
Tung Thih Electronic Co., Ltd.	38,893	335,191
TXC Corp.	385,120	550,851
U-Ming Marine Transport Corp.	363,000	390,606
Unimicron Technology Corp.	760,000	418,291
Unity Opto Technology Co., Ltd.	270,307	120,265
Unizyx Holding Corp. (b)	455,694	244,799
UPC Technology Corp.	725,914	314,601
USI Corp.	841,318	438,093
Visual Photonics Epitaxy Co., Ltd.	188,371	353,865
Voltronic Power Technology Corp.	24,000	320,343
Wafer Works Corp. (b)	406,872	288,971
Walsin Lihwa Corp.	2,119,000	970,721
Wan Hai Lines, Ltd.	885,320	513,525
Waterland Financial Holdings Co., Ltd.	1,819,759	557,758
Wei Chuan Foods Corp. (b)	249,899	149,894
Win Semiconductors Corp.	247,000	1,098,954
Winbond Electronics Corp.	2,097,730	1,175,296
Wistron Corp.	1,160,000	1,062,800

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Wistron NeWeb Corp.	169,188	$475,628
WPG Holdings, Ltd.	330,000	414,369
WUS Printed Circuit Co., Ltd.	365,000	216,528
Yageo Corp.	362,310	987,494
Yang Ming Marine Transport Corp. (b)	945,788	217,881
Yeong Guan Energy Technology Group Co., Ltd.	60,000	209,607
YFY, Inc.	1,638,941	623,870
Yieh Phui Enterprise Co., Ltd. (b)	958,924	439,286
Yungtay Engineering Co., Ltd.	329,000	570,335
Zenitron Corp.	290,348	175,592
Zhen Ding Technology Holding, Ltd.	207,000	486,417
Zinwell Corp.	282,674	315,350

		107,717,412

THAILAND — 5.0%
Bangkok Land PCL NVDR	11,481,100	608,093
Banpu PCL	806,180	464,529
Beauty Community PCL	1,841,100	562,577
BEC World PCL NVDR	813,500	411,929
Carabao Group PCL Class F	357,821	637,804
Central Plaza Hotel PCL NVDR	353,000	364,685
Chularat Hospital PCL NVDR	2,542,800	184,998
Dynasty Ceramic PCL NVDR	2,658,120	327,986
Esso Thailand PCL NVDR (b)	762,800	244,185
GFPT PCL	230,700	123,532
Group Lease PCL NVDR	470,979	298,795
Gunkul Engineering PCL NVDR	488,460	76,050
Hana Microelectronics PCL	847,957	1,159,810
Ichitan Group PCL NVDR	1,147,800	344,048
Inter Far East Energy Corp. NVDR (f)	283,900	25,612
International Engineering PCL (b) (f)	63,855,934	—
Jasmine International PCL NVDR	2,189,025	538,298
KCE Electronics PCL NVDR	301,500	916,893
Kiatnakin Bank PCL NVDR	386,600	781,919
LPN Development PCL NVDR	686,500	241,736
Major Cineplex Group PCL NVDR	812,600	804,028
MK Restaurants Group PCL NVDR	432,800	784,047
Precious Shipping PCL (b)	466,500	143,904
Pruksa Holding PCL NVDR	1,023,831	676,347
PTG Energy PCL NVDR	603,400	414,412
Siam Global House PCL NVDR	771,512	372,706
Sino-Thai Engineering & Construction PCL NVDR	652,100	455,450
Sri Trang Agro-Industry PCL NVDR	381,600	213,218
Srisawad Power 1979 PCL NVDR	587,397	739,321
Star Petroleum Refining PCL	846,200	322,596
Supalai PCL NVDR	384,400	279,665
Superblock PCL NVDR (b)	3,711,000	146,874
Thai Airways International PCL NVDR (b)	675,900	363,889
Thai Vegetable Oil PCL NVDR	355,500	346,577
Thaicom PCL NVDR	531,100	306,025
Thanachart Capital PCL	712,911	1,001,032
Thoresen Thai Agencies PCL	2,417,006	699,868
Tipco Asphalt PCL NVDR	730,600	547,485
Tisco Financial Group PCL	245,003	511,574
TPI Polene PCL	822,500	62,712
TTW PCL	1,300,700	401,235
VGI Global Media PCL NVDR	3,024,512	448,891

WHA Corp. PCL NVDR (b)	4,376,430	399,912

		18,755,247

TURKEY — 1.1%
Afyon Cimento Sanayi TAS (b)	49,929	123,532
Albaraka Turk Katilim Bankasi A/S	1,290,948	443,119
Aygaz A/S	95,954	387,331
Dogan Sirketler Grubu Holding A/S (b)	785,510	146,677
Ihlas Holding A/S (b)	3	—
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a) (b)	1,146,382	365,165
Koza Altin Isletmeleri A/S (a) (b)	66,758	365,170
Migros Ticaret A/S (b)	48,010	292,148
NET Holding A/S (a) (b)	220,267	150,004
Pegasus Hava Tasimaciligi A/S (a) (b)	32,323	127,458
Sekerbank TAS (b)	865,024	280,293
Sinpas Gayrimenkul Yatirim Ortakligi A/S (b)	3	1
TAV Havalimanlari Holding A/S	128,689	512,049
Tekfen Holding A/S	116,134	275,853
Torunlar Gayrimenkul Yatirim Ortakligi A/S	157,984	195,655
Turkiye Sinai Kalkinma Bankasi A/S	933,291	353,670
Yazicilar Holding A/S Class A (a)	20,931	116,218

		4,134,343

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,539,146	444,186
Ajman Bank PJSC (b)	280,413	98,484
Al Waha Capital PJSC	931,583	492,042
Arabtec Holding PJSC (b)	1,038,427	252,468
Dana Gas PJSC (b)	2,520,247	288,185
Eshraq Properties Co. PJSC (b)	1,426,567	415,581
National Central Cooling Co. PJSC	560,061	289,713
RAK Properties PJSC	2,292,356	393,189
Ras Al Khaimah Ceramics	153,750	89,998

		2,763,846

UNITED KINGDOM — 0.0% (e)
Pan African Resources PLC	492,540	96,607

UNITED STATES — 0.4%
GasLog, Ltd.	41,437	636,058
Luxoft Holding, Inc. (b)	12,338	771,742

		1,407,800

TOTAL COMMON STOCKS (Cost $423,936,839)		370,644,725

WARRANTS — 0.0% (e)
BRAZIL — 0.0% (e)
Iochpe Maxion SA (expiring 4/20/19) (b)	3,203	5,064

THAILAND — 0.0% (e)
International Engineering PCL (expiring 5/22/19) (b)	13,635,806	—

TOTAL WARRANTS (Cost $0)		5,064

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
B2W Cia Digital (expiring 4/25/17) (b)	23,241	$10,980
Cosan Logistica SA (expiring 4/13/17) (b)	236	24

		11,004

TOTAL RIGHTS (Cost $0)		11,004

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h) (Cost $1,654,105)	1,654,105	1,654,105
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i) (Cost $10,682,515)	10,682,515	10,682,515

TOTAL SHORT-TERM INVESTMENTS (Cost $12,336,620)		12,336,620

TOTAL INVESTMENTS — 102.8% (Cost $436,273,459)		382,997,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(10,565,130)

NET ASSETS — 100.0%		$372,432,283

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $269,956, representing 0.1% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $25,612 representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$308,975	$—	$—		$308,975
Brazil	20,148,607	—	—		20,148,607
Chile	6,137,215	—	—		6,137,215
China	53,894,266	—	146,455		54,040,721
Colombia	163,821	—	—		163,821
Cyprus	609,365	—	—		609,365
Czech Republic	1,361,977	—	—		1,361,977
Egypt	3,038,875	—	—		3,038,875
Greece	7,492,408	—	—		7,492,408
Hong Kong	8,797,117	—	123,501		8,920,618
Hungary	439,467	—	—		439,467
India	49,212,009	—	0	(b)	49,212,009
Indonesia	11,218,742	—	—		11,218,742
Malaysia	17,085,211	—	—		17,085,211
Mexico	8,284,470	—	—		8,284,470
Monaco	62,430	—	—		62,430

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Peru.	$2,102,877	$—		$—	$2,102,877
Philippines	4,329,313	—		—	4,329,313
Poland	12,983,832	—		—	12,983,832
Qatar	1,685,951	—		—	1,685,951
Russia	4,078,933	—		—	4,078,933
Singapore	1,450,643	—		—	1,450,643
South Africa	20,613,010	—		—	20,613,010
Taiwan	107,717,412	—		—	107,717,412
Thailand	13,102,991	5,652,256		—	18,755,247
Turkey	4,134,343	—		—	4,134,343
United Arab Emirates	2,763,846	—		—	2,763,846
United Kingdom	96,607	—		—	96,607
United States	1,407,800	—		—	1,407,800
Warrants
Brazil	5,064	—		—	5,064
Thailand	—	0	(a)	—	—
Rights
Brazil	11,004	—		—	11,004
Short-Term Investments	12,336,620	—		—	12,336,620

TOTAL INVESTMENTS	$377,075,201	$5,652,256		$269,956	$382,997,413

(a)	Fund held Level 2 securities that were valued at $0 at March 31, 2017.
(b)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,009,858	$1,009,858	556,842	1,566,700	—	$—	$56
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	24,895,060	23,240,955	1,654,105	1,654,105	2,457
State Street Navigator Securities Lending Government Money Market Portfolio*	14,070,192	14,070,192	17,412,772	20,800,449	10,682,515	10,682,515	211,431

TOTAL		$15,080,050				$12,336,620	$213,944

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.5%
BGP Holdings PLC (a) (b)	1,313,937	$—
BWP Trust	1,142,729	2,484,432
Charter Hall Retail REIT	828,578	2,743,230
Dexus Property Group REIT	2,289,622	17,064,651
Goodman Group REIT	3,798,929	22,430,615
GPT Group REIT	4,279,846	16,814,131
Investa Office Fund REIT	1,459,376	5,288,102
Scentre Group REIT	12,707,880	41,588,135
Westfield Corp.	4,561,640	30,901,035

		139,314,331

AUSTRIA — 0.3%
CA Immobilien Anlagen AG (a)	181,177	3,990,853
IMMOFINANZ AG (a) (c)	2,084,262	3,992,536

		7,983,389

BELGIUM — 0.2%
Cofinimmo SA REIT	48,081	5,507,619

BRAZIL — 0.2%
BR Malls Participacoes SA (a)	1,265,423	5,775,203

CANADA — 1.4%
Artis Real Estate Investment Trust	189,321	1,878,092
Boardwalk Real Estate Investment Trust	53,215	1,882,167
Canadian Apartment Properties	164,382	4,104,466
Canadian Real Estate Investment Trust	85,051	3,091,720
Dream Office Real Estate Investment Trust	120,830	1,743,163
First Capital Realty, Inc.	329,857	4,954,100
H&R Real Estate Investment Trust REIT	332,914	5,758,877
RioCan Real Estate Investment Trust	379,638	7,458,115
Smart Real Estate Investment Trust REIT	157,806	3,865,723

		34,736,423

FRANCE — 4.0%
Fonciere Des Regions	126,653	10,608,003
Gecina SA REIT	96,134	13,078,715
Klepierre REIT	494,840	19,296,671
Mercialys SA	139,395	2,606,836
Unibail-Rodamco SE	237,085	55,558,100

		101,148,325

GERMANY — 0.7%
Deutsche EuroShop AG	115,674	4,741,534
LEG Immobilien AG (a)	149,600	12,294,755

		17,036,289

HONG KONG — 3.2%
Champion REIT	5,081,462	3,112,367
Hang Lung Properties, Ltd.	4,931,018	12,816,903
Hongkong Land Holdings, Ltd.	2,806,500	21,581,985
Hysan Development Co., Ltd.	1,467,731	6,657,340
Link REIT	5,281,682	37,005,415

		81,174,010

ITALY — 0.1%
Beni Stabili SpA SIIQ	2,396,404	1,503,242

JAPAN — 11.0%
Activia Properties, Inc.	1,583	7,543,507
Advance Residence Investment Corp.	3,245	8,867,473
Aeon Mall Co., Ltd.	270,000	4,245,176
AEON REIT Investment Corp. (c)	3,266	3,622,701
Daiwa House REIT Investment Corp.	3,559	9,243,243
Daiwa Office Investment Corp.	780	3,982,949
Frontier Real Estate Investment Corp.	1,108	5,031,392
Fukuoka Corp. REIT	1,868	3,059,409
GLP J — REIT	6,857	7,919,733
Hankyu REIT, Inc.	1,409	1,903,029
Heiwa Real Estate Co., Ltd.	83,500	1,179,476
Hoshino Resorts REIT, Inc.	387	2,038,670
Hulic Co., Ltd.	1,153,000	10,833,626
Hulic, Inc. REIT	2,255	3,735,735
Invincible Investment Corp. REIT	7,775	3,125,909
Japan Excellent, Inc.	3,099	3,801,789
Japan Hotel REIT Investment Corp.	9,042	6,240,059
Japan Prime Realty Investment Corp. REIT	2,198	8,501,642
Japan Real Estate Investment Corp. REIT	2,965	15,699,094
Japan Rental Housing Investments, Inc.	4,076	2,988,506
Japan Retail Fund Investment Corp. REIT	6,082	11,920,567
Kenedix Office Investment Corp. REIT	963	5,669,281
Kenedix Residential Investment Corp.	824	2,314,565
Kenedix Retail REIT Corp.	946	2,122,409
Leopalace21 Corp.	634,000	3,271,561
MCUBS MidCity Investment Corp.	705	2,128,982
Mitsui Fudosan Co., Ltd.	2,367,000	50,428,592
Mori Hills Investment Corp. REIT	3,326	4,453,372
Mori Trust Sogo REIT, Inc.	2,285	3,531,159
Nippon Building Fund, Inc. REIT	3,368	18,407,179
Nippon Prologis REIT, Inc.	4,581	9,920,087
Nomura Real Estate Master Fund, Inc.	10,054	15,591,234
NTT Urban Development Corp.	256,600	2,224,496
Orix JREIT, Inc. REIT	6,367	10,079,322
Premier Investment Corp.	2,764	3,122,926
Tokyu Fudosan Holdings Corp.	1,219,900	6,612,399
Tokyu REIT, Inc.	2,434	3,058,063
United Urban Investment Corp. REIT	7,280	11,171,857

		279,591,169

MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	6,347,188	10,811,095

NETHERLANDS — 0.3%
Eurocommercial Properties NV	119,791	4,306,835
Wereldhave NV (c)	95,597	4,226,327

		8,533,162

PHILIPPINES — 0.6%
Robinsons Land Corp.	855,600	392,203
SM Prime Holdings, Inc.	27,544,600	15,535,868

		15,928,071

SINGAPORE — 2.7%
Ascendas REIT	5,780,020	10,424,140
CapitaLand Commercial Trust	5,079,273	5,616,172

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

CapitaLand Mall Trust REIT	6,416,204	$9,045,961
CapitaLand, Ltd.	6,177,751	16,048,978
Global Logistic Properties, Ltd.	7,039,292	14,005,032
Keppel REIT	4,402,112	3,307,964
Mapletree Logistics Trust	3,609,221	2,828,381
Suntec Real Estate Investment Trust	6,063,895	7,768,104

		69,044,732

SOUTH AFRICA — 1.0%
Growthpoint Properties, Ltd. REIT	5,530,691	10,682,942
Hyprop Investments, Ltd.	507,791	4,646,664
Redefine Properties, Ltd. REIT	12,053,944	9,897,561

		25,227,167

SPAIN — 0.5%
Martinsa Fadesa SA (a) (b)	178	—
Merlin Properties Socimi SA	1,129,100	12,655,946

		12,655,946

SWEDEN — 0.7%
Castellum AB	650,572	8,656,514
Fabege AB (c)	334,202	5,334,026
Kungsleden AB (c) (d)	363,338	2,089,693
Kungsleden AB (a) (c) (d)	80,727	461,127

		16,541,360

SWITZERLAND — 0.9%
PSP Swiss Property AG	96,118	8,752,841
Swiss Prime Site AG (a)	170,418	15,008,089

		23,760,930

THAILAND — 0.2%
Central Pattana PCL NVDR	3,200,000	5,284,831

UNITED KINGDOM — 4.6%
Big Yellow Group PLC REIT	351,549	3,211,238
British Land Co. PLC REIT	2,440,353	18,614,393
Capital & Counties Properties PLC (c)	1,789,887	6,504,106
Derwent London PLC	263,890	9,279,074
Grainger PLC	986,282	3,035,143
Great Portland Estates PLC REIT	818,137	6,665,102
Hammerson PLC	1,890,792	13,500,388
Intu Properties PLC (c)	2,144,323	7,486,382
Land Securities Group PLC REIT	1,886,524	24,981,855
Segro PLC	2,369,981	13,519,684
Shaftesbury PLC	661,313	7,566,491
Workspace Group PLC	281,857	2,766,718

		117,130,574

UNITED STATES — 61.0%
Acadia Realty Trust	202,439	6,085,316
Alexandria Real Estate Equities, Inc.	212,037	23,434,329
American Assets Trust, Inc. REIT	96,998	4,058,396
American Campus Communities, Inc.	317,808	15,124,483
American Homes 4 Rent Class A	515,699	11,840,449
Apartment Investment & Management Co. Class A REIT	374,418	16,605,438
Apple Hospitality REIT, Inc.	372,108	7,107,263
Ashford Hospitality Prime, Inc.	66,379	704,281
Ashford Hospitality Trust, Inc. REIT	196,094	1,249,119
AvalonBay Communities, Inc. REIT	327,892	60,200,971
Boston Properties, Inc. REIT	367,200	48,620,952

Brandywine Realty Trust	416,731	6,763,544
Brixmor Property Group, Inc.	623,915	13,389,216
Camden Property Trust	208,739	16,795,140
Care Capital Properties, Inc.	199,735	5,366,879
CBL & Associates Properties, Inc.	405,375	3,867,278
Cedar Realty Trust, Inc.	192,784	967,776
Chesapeake Lodging Trust	149,131	3,573,179
Colony Starwood Homes	231,088	7,845,438
Columbia Property Trust, Inc.	291,334	6,482,182
Corporate Office Properties Trust	238,073	7,880,216
Cousins Properties, Inc. REIT	996,095	8,237,706
CubeSmart REIT	429,350	11,145,926
DCT Industrial Trust, Inc. REIT	218,939	10,535,345
DDR Corp. REIT	733,445	9,190,066
DiamondRock Hospitality Co.	475,899	5,306,274
Digital Realty Trust, Inc. REIT	380,120	40,440,967
Douglas Emmett, Inc.	346,721	13,314,086
Duke Realty Corp.	848,234	22,283,107
DuPont Fabros Technology, Inc. REIT	184,554	9,152,033
Easterly Government Properties, Inc.	60,334	1,194,010
EastGroup Properties, Inc.	81,393	5,984,827
Education Realty Trust, Inc.	174,090	7,111,577
Equity Commonwealth (a)	295,496	9,225,385
Equity LifeStyle Properties, Inc.	194,455	14,984,702
Equity Residential REIT	876,361	54,527,181
Essex Property Trust, Inc. REIT	156,482	36,230,277
Extra Space Storage, Inc. REIT	300,336	22,341,995
Federal Realty Investment Trust REIT	172,059	22,969,877
FelCor Lodging Trust, Inc.	317,011	2,380,753
First Industrial Realty Trust, Inc. REIT	279,185	7,434,697
First Potomac Realty Trust	149,181	1,533,581
Forest City Realty Trust, Inc. Class A	515,553	11,228,744
Franklin Street Properties Corp. REIT	253,945	3,082,892
GGP, Inc. REIT	1,393,848	32,309,397
HCP, Inc. REIT	1,117,333	34,950,176
Healthcare Realty Trust, Inc. REIT	277,315	9,012,738
Hersha Hospitality Trust	98,450	1,849,876
Highwoods Properties, Inc.	242,356	11,906,950
Hospitality Properties Trust	391,503	12,344,090
Host Hotels & Resorts, Inc. REIT	1,764,156	32,919,151
Hudson Pacific Properties, Inc. REIT	368,918	12,779,320
Independence Realty Trust, Inc.	138,928	1,301,755
Kilroy Realty Corp. REIT	233,205	16,809,416
Kimco Realty Corp. REIT	1,015,444	22,431,158
Kite Realty Group Trust REIT	198,363	4,264,805
LaSalle Hotel Properties	269,169	7,792,443
Liberty Property Trust REIT	350,421	13,508,730
Life Storage, Inc. REIT	110,727	9,092,901
LTC Properties, Inc.	97,336	4,662,394
Macerich Co. REIT	288,353	18,569,933
Mack-Cali Realty Corp. REIT	213,637	5,755,381
Mid-America Apartment Communities, Inc. REIT	270,949	27,566,351
Monogram Residential Trust, Inc.	395,984	3,947,960
National Storage Affiliates Trust	100,200	2,394,780
NexPoint Residential Trust, Inc.	44,762	1,081,450
NorthStar Realty Europe Corp. REIT	137,995	1,599,362
Paramount Group, Inc. REIT	433,705	7,030,358

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Parkway, Inc. REIT	107,442	$2,137,021
Pebblebrook Hotel Trust	171,369	5,005,688
Pennsylvania Real Estate Investment Trust	164,305	2,487,578
Piedmont Office Realty Trust, Inc. Class A	345,892	7,395,171
Prologis, Inc. REIT	1,263,725	65,562,053
PS Business Parks, Inc. REIT	46,479	5,333,930
Public Storage REIT	356,561	78,054,769
Quality Care Properties, Inc. REIT (a)	222,156	4,189,862
Ramco-Gershenson Properties Trust	187,614	2,630,348
Regency Centers Corp.	348,350	23,126,956
Retail Opportunity Investments Corp. REIT	259,824	5,464,099
Retail Properties of America, Inc. Class A	563,954	8,132,217
Rexford Industrial Realty, Inc.	163,765	3,687,988
RLJ Lodging Trust REIT	296,540	6,971,655
Ryman Hospitality Properties, Inc.	121,421	7,507,460
Saul Centers, Inc. REIT	27,733	1,708,907
Senior Housing Properties Trust	566,057	11,462,654
Seritage Growth Properties Class A REIT (c)	58,159	2,509,561
Silver Bay Realty Trust Corp. REIT	83,337	1,789,245
Simon Property Group, Inc. REIT	763,668	131,373,806
SL Green Realty Corp. REIT	239,966	25,585,175
Summit Hotel Properties, Inc. REIT	221,737	3,543,357
Sun Communities, Inc. REIT	159,452	12,808,779
Sunstone Hotel Investors, Inc. REIT	523,938	8,031,970
Tanger Factory Outlet Centers, Inc.	229,135	7,508,754
Taubman Centers, Inc.	144,153	9,516,981
Tier REIT, Inc.	117,759	2,044,296
UDR, Inc. REIT	637,531	23,116,874
Universal Health Realty Income Trust REIT	31,049	2,002,661
Urban Edge Properties	218,227	5,739,370
Ventas, Inc. REIT	846,503	55,056,555
Vornado Realty Trust REIT	410,831	41,210,458
Washington Prime Group, Inc. REIT	439,716	3,821,132
Washington Real Estate Investment Trust	177,651	5,556,923
Weingarten Realty Investors REIT	280,635	9,370,403
Welltower, Inc. REIT	865,514	61,295,701

Xenia Hotels & Resorts, Inc. REIT	253,823	4,332,759

		1,550,751,844

TOTAL COMMON STOCKS (Cost $2,422,168,749)		2,529,439,712

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	6,459,261	6,459,261
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	18,752,512	18,752,512

TOTAL SHORT-TERM INVESTMENTS (Cost $25,211,773)		25,211,773

TOTAL INVESTMENTS — 100.5% (Cost $2,447,380,522)		2,554,651,485
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(12,243,913)

NET ASSETS — 100.0%		$2,542,407,572

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $ 0, representing 0.0% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2017.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$139,314,331	$—	$0	(a)	$139,314,331
Austria	7,983,389	—	—		7,983,389
Belgium	5,507,619	—	—		5,507,619
Brazil	5,775,203	—	—		5,775,203
Canada	34,736,423	—	—		34,736,423
France	101,148,325	—	—		101,148,325

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Germany	$17,036,289	$—	$—		$17,036,289
Hong Kong	81,174,010	—	—		81,174,010
Italy	1,503,242	—	—		1,503,242
Japan	279,591,169	—	—		279,591,169
Mexico	10,811,095	—	—		10,811,095
Netherlands	8,533,162	—	—		8,533,162
Philippines	15,928,071	—	—		15,928,071
Singapore	69,044,732	—	—		69,044,732
South Africa	25,227,167	—	—		25,227,167
Spain	12,655,946	—	0	(a)	12,655,946
Sweden	16,541,360	—	—		16,541,360
Switzerland	23,760,930	—	—		23,760,930
Thailand	5,284,831	—	—		5,284,831
United Kingdom	117,130,574	—	—		117,130,574
United States	1,550,751,844	—	—		1,550,751,844
Short-Term Investments	25,211,773	—	—		25,211,773

TOTAL INVESTMENTS	$2,554,651,485	$—	$0		$2,554,651,485

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,984,959	$3,984,959	43,517	4,028,476	—	$—	$128
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	97,499,261	91,040,000	6,459,261	6,459,261	11,470
State Street Navigator Securities Lending Government Money Market Portfolio*	35,695,682	35,695,682	114,617,854	131,561,024	18,752,512	18,752,512	83,379

TOTAL		$39,680,641				$25,211,773	$94,977

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 2.6%
Aristocrat Leisure, Ltd.	10,452	$143,280
Automotive Holdings Group, Ltd. (a)	12,738	40,035
Crown Resorts, Ltd.	7,538	67,912
Domino’s Pizza Enterprises, Ltd.	457	20,262
Fairfax Media, Ltd.	44,054	34,447
Tatts Group, Ltd.	27,697	93,600

		399,536

BELGIUM — 0.3%
D’ieteren SA	919	43,150

CANADA — 4.1%
Amaya, Inc. (b)	775	13,116
Canadian Tire Corp., Ltd. Class A	1,149	136,107
Dollarama, Inc.	686	56,690
Gildan Activewear, Inc. (a)	3,066	82,601
Magna International, Inc.	3,942	169,633
Restaurant Brands International, Inc.	1,541	85,598
Shaw Communications, Inc. Class B	4,183	86,473

		630,218

DENMARK — 0.5%
Pandora A/S	734	81,500

FINLAND — 0.5%
Nokian Renkaat Oyj	1,121	46,928
Sanoma Oyj	2,852	23,930

		70,858

FRANCE — 11.2%
Accor SA	1,690	70,584
Christian Dior SE	379	88,287
Cie Generale des Etablissements Michelin	1,670	203,353
Havas SA	7,034	62,819
Hermes International	120	56,998
Kering	706	183,075
Lagardere SCA	1,304	38,507
LVMH Moet Hennessy Louis Vuitton SE	1,845	406,208
Peugeot SA (b)	1,153	23,277
Publicis Groupe SA	1,108	77,633
Renault SA	1,581	137,695
Sodexo SA	628	74,052
Valeo SA	1,804	120,457
Vivendi SA	8,073	157,363

		1,700,308

GERMANY — 11.1%
adidas AG	1,853	353,368
Bayerische Motoren Werke AG	2,054	187,853
Bayerische Motoren Werke AG Preference Shares	346	27,318
Continental AG	682	149,899
Daimler AG	6,722	497,514
HUGO BOSS AG	222	16,243
Leoni AG	494	25,491
Porsche Automobil Holding SE Preference Shares	776	42,445
ProSiebenSat.1 Media SE	1,160	51,494
TUI AG	6,429	88,913
Volkswagen AG Preference Shares	1,195	174,590
Volkswagen AG	266	39,731

windeln.de SE (a) (b) (c)	2,982	10,171
Zalando SE (b) (c)	800	32,450

		1,697,480

HONG KONG — 3.4%
Esprit Holdings, Ltd. (b)	23,082	19,335
Fairwood Holdings, Ltd.	13,500	54,198
Galaxy Entertainment Group, Ltd.	16,000	87,602
Giordano International, Ltd.	80,000	43,338
Global Brands Group Holding, Ltd. (b)	62,000	6,622
Li & Fung, Ltd.	62,000	26,885
Pico Far East Holdings, Ltd.	108,000	43,497
Sands China, Ltd.	23,600	109,323
Shangri-La Asia, Ltd.	16,500	24,034
SJM Holdings, Ltd.	24,000	19,518
Techtronic Industries Co., Ltd.	15,500	62,726
Yuxing InfoTech Investment Holdings, Ltd. (a) (b)	92,000	17,047

		514,125

IRELAND — 0.6%
Dalata Hotel Group PLC (b)	2,718	12,994
Paddy Power Betfair PLC	667	71,696

		84,690

ITALY — 1.4%
ePrice SpA (b)	2,943	13,113
Ferrari NV	774	57,741
Luxottica Group SpA	1,179	65,257
Mediaset SpA	8,225	34,133
Piaggio & C SpA	6,049	12,079
Sogefi SpA (b)	7,428	29,379
Yoox Net-A-Porter Group SpA (b)	256	6,111

		217,813

JAPAN — 36.3%
Aisin Seiki Co., Ltd.	2,300	112,905
Aoyama Trading Co., Ltd.	1,400	47,994
Asics Corp.	800	12,837
Bandai Namco Holdings, Inc.	3,900	116,548
Benesse Holdings, Inc. (a)	1,600	49,969
Bookoff Corp. (a)	1,500	10,634
Bridgestone Corp.	6,300	254,589
Can Do Co., Ltd. (a)	800	12,729
Casio Computer Co., Ltd.	3,900	54,214
CyberAgent, Inc.	900	26,613
Daikyonishikawa Corp.	500	6,547
Denso Corp.	3,100	136,235
Dentsu, Inc.	2,700	146,352
Don Quijote Holdings Co., Ltd.	800	27,712
Fast Retailing Co., Ltd.	488	152,930
Fuji Corp., Ltd.	3,100	20,253
Fuji Heavy Industries, Ltd.	4,300	157,560
GLOBERIDE, Inc.	800	13,275
Gunze, Ltd.	15,000	61,249
Haseko Corp.	2,400	25,932
Honda Motor Co., Ltd.	11,800	354,858
Isetan Mitsukoshi Holdings, Ltd.	5,100	55,929
Isuzu Motors, Ltd.	4,200	55,501
Kappa Create Co., Ltd. (a) (b)	800	8,867
Koito Manufacturing Co., Ltd.	800	41,569

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Konaka Co., Ltd.	5,800	$31,751
Kyoritsu Maintenance Co., Ltd.	600	17,850
Kyoto Kimono Yuzen Co., Ltd. (a)	3,400	29,139
Laox Co., Ltd. (b)	1,300	7,525
Marui Group Co., Ltd.	1,800	24,440
Mazda Motor Corp.	4,000	57,543
Mitsuba Corp.	1,700	33,381
Mitsubishi Motors Corp.	4,800	28,818
NGK Spark Plug Co., Ltd.	1,100	25,114
Nikon Corp.	3,900	56,489
Nissan Motor Co., Ltd.	15,300	147,398
Nitori Holdings Co., Ltd.	500	63,134
Oriental Land Co., Ltd.	2,300	131,750
Otsuka Kagu, Ltd. (a)	2,100	17,809
Panasonic Corp.	13,600	153,539
Pioneer Corp. (b)	3,200	6,347
Rakuten, Inc.	6,300	63,040
Resorttrust, Inc.	3,000	52,769
Ringer Hut Co., Ltd.	1,100	22,537
Ryohin Keikaku Co., Ltd.	200	43,776
Sanrio Co., Ltd. (a)	300	5,506
Sanyo Housing Nagoya Co., Ltd.	1,700	14,615
Sega Sammy Holdings, Inc.	700	9,373
Sekisui Chemical Co., Ltd.	8,000	134,326
Sekisui House, Ltd.	8,000	131,455
Sharp Corp. (a) (b)	8,000	33,743
Shimamura Co., Ltd.	100	13,201
Shimano, Inc.	1,300	189,581
Sony Corp.	8,100	273,756
Stanley Electric Co., Ltd.	2,400	68,384
Start Today Co., Ltd.	1,400	30,945
Suminoe Textile Co., Ltd. (a)	7,000	17,841
Sumitomo Electric Industries, Ltd.	5,000	82,832
Sumitomo Forestry Co., Ltd.	6,700	101,615
Suzuki Motor Corp.	3,500	145,176
Syuppin Co., Ltd.	600	8,761
Takata Corp. (a) (b)	1,500	6,461
Toho Co., Ltd.	1,000	26,483
Toyota Industries Corp.	1,900	94,292
Toyota Motor Corp.	19,300	1,046,492
Yamada Denki Co., Ltd.	9,900	49,309
Yamaha Corp.	1,000	27,506
Yamaha Motor Co., Ltd.	1,600	38,496

		5,528,099

LUXEMBOURG — 0.4%
SES SA	2,852	66,513

MACAU — 0.2%
Wynn Macau, Ltd.	15,600	31,756

MALTA — 0.1%
Kindred Group PLC SDR	1,445	15,035

NETHERLANDS — 0.6%
Altice NV Class A (b)	3,675	83,349
Altice NV Class B (b)	500	11,337

		94,686

NEW ZEALAND — 0.1%
SKYCITY Entertainment Group, Ltd.	4,454	12,921

NORWAY — 0.3%
Schibsted ASA Class A	1,041	26,786
Schibsted ASA Class B	1,041	23,816

		50,602

SINGAPORE — 0.6%
Genting Singapore PLC	48,000	35,039
Singapore Press Holdings, Ltd. (a)	24,000	60,975

		96,014

SOUTH KOREA — 4.5%
Cheil Worldwide, Inc.	1,195	20,303
Coway Co., Ltd.	388	33,377
Fila Korea, Ltd.	101	6,331
Hankook Tire Co., Ltd.	883	43,033
Hanon Systems	1,482	12,298
Hanssem Co., Ltd.	172	33,837
HLB, Inc. (b)	1,145	14,334
Hotel Shilla Co., Ltd.	286	11,534
Hyundai Department Store Co., Ltd.	169	15,263
Hyundai Engineering Plastics Co., Ltd.	2,317	17,487
Hyundai Mobis Co., Ltd.	473	101,723
Hyundai Motor Co.	1,060	149,289
Hyundai Motor Co. Preference Shares	185	17,122
Hyundai Wia Corp.	173	10,504
Inscobee, Inc. (b)	3,175	4,486
Kangwon Land, Inc.	712	24,321
Kia Motors Corp.	1,923	63,710
LG Electronics, Inc.	748	45,416
Lotte Shopping Co., Ltd.	118	22,950
Multicampus Corp.	427	14,300
Seoul Auction Co., Ltd.	1,802	15,840
Seoyon Co., Ltd.	964	8,879
Seoyon E-Hwa Co., Ltd.	453	5,793

		692,130

SPAIN — 2.0%
Industria de Diseno Textil SA	7,766	274,434
Mediaset Espana Comunicacion SA	1,144	14,787
NH Hotel Group SA (b)	4,164	19,685

		308,906

SWEDEN — 2.2%
Betsson AB (b)	2,010	17,560
Electrolux AB Series B	3,872	108,029
Hennes & Mauritz AB Class B	6,695	171,718
Husqvarna AB Class B	2,859	25,185
Nobia AB	670	6,904

		329,396

SWITZERLAND — 2.9%
Cie Financiere Richemont SA	3,667	290,151
Dufry AG (b)	174	26,527
Swatch Group AG	346	123,992

		440,670

UNITED KINGDOM — 12.8%
Barratt Developments PLC	5,460	37,312
Bellway PLC	572	19,333
Berkeley Group Holdings PLC	457	18,327
Burberry Group PLC	4,212	90,801
Carnival PLC	2,119	121,303

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Compass Group PLC	14,153	$266,526
Fiat Chrysler Automobiles NV (b)	7,742	84,875
GKN PLC	14,645	66,530
Informa PLC	10,094	82,296
InterContinental Hotels Group PLC	1,258	61,475
ITV PLC	34,466	94,341
Kingfisher PLC	28,289	115,355
Marks & Spencer Group PLC	15,171	63,931
Next PLC	2,161	116,736
Ocado Group PLC (a) (b)	2,696	8,125
Pearson PLC	9,024	77,014
Persimmon PLC	1,294	33,883
Sky PLC	10,589	129,232
Sports Direct International PLC (b)	1,583	6,101
Taylor Wimpey PLC	17,256	41,667
Thomas Cook Group PLC	6,984	7,467
WH Smith PLC	741	16,428
Whitbread PLC	2,913	144,173
WPP PLC	11,022	241,469

		1,944,700

UNITED STATES — 0.3%
International Game Technology PLC	2,102	49,817

TOTAL COMMON STOCKS (Cost $15,787,305)		15,100,923

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,744)	3,417	15,898

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	7,554	7,554

State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	251,228	251,228

TOTAL SHORT-TERM INVESTMENTS (Cost $258,782)		258,782

TOTAL INVESTMENTS — 100.8% (Cost $16,053,831)		15,375,603
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(122,253)

NET ASSETS — 100.0%		$15,253,350

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$399,536	$—	$—	$399,536
Belgium	43,150	—	—	43,150
Canada	630,218	—	—	630,218
Denmark	81,500	—	—	81,500
Finland	70,858	—	—	70,858
France	1,700,308	—	—	1,700,308
Germany	1,697,480	—	—	1,697,480
Hong Kong	514,125	—	—	514,125
Ireland	84,690	—	—	84,690
Italy	217,813	—	—	217,813
Japan	5,528,099	—	—	5,528,099
Luxembourg	66,513	—	—	66,513
Macau	31,756	—	—	31,756
Malta	15,035	—	—	15,035
Netherlands	94,686	—	—	94,686
New Zealand	12,921	—	—	12,921

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$50,602	$—	$—	$50,602
Singapore	96,014	—	—	96,014
South Korea	692,130	—	—	692,130
Spain	308,906	—	—	308,906
Sweden	329,396	—	—	329,396
Switzerland	440,670	—	—	440,670
United Kingdom	1,944,700	—	—	1,944,700
United States	49,817	—	—	49,817
Warrants
France	15,898	—	—	15,898
Short-Term Investments	258,782	—	—	258,782

TOTAL INVESTMENTS	$15,375,603	$—	$—	$15,375,603

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,577	$45,577	99	45,676	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	203,355	195,801	7,554	7,554	38
State Street Navigator Securities Lending Government Money Market Portfolio*	1,095,491	1,095,491	1,834,308	2,678,571	251,228	251,228	2,005

TOTAL		$1,141,068				$258,782	$2,044

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.7%
Bellamy’s Australia, Ltd. (a)	1,113	$3,566
Blackmores, Ltd.	181	15,539
Coca-Cola Amatil, Ltd.	13,316	109,911
Metcash, Ltd. (b)	20,467	38,565
Select Harvests, Ltd. (a)	1,103	4,947
Treasury Wine Estates, Ltd.	18,398	171,647
Wesfarmers, Ltd.	24,075	827,738
Woolworths, Ltd.	26,071	527,039

		1,698,952

BELGIUM — 5.4%
Anheuser-Busch InBev SA	16,997	1,870,633
Colruyt SA	1,276	62,806
Ontex Group NV	1,271	40,918

		1,974,357

CANADA — 3.4%
AGT Food & Ingredients, Inc. (a)	576	13,467
Alimentation Couche-Tard, Inc. Class B	8,192	369,044
Clearwater Seafoods, Inc.	671	5,273
Corby Spirit and Wine, Ltd.	1,690	28,043
Cott Corp.	2,498	30,830
Empire Co., Ltd. Class A	2,451	37,344
George Weston, Ltd.	412	35,845
High Liner Foods, Inc.	273	3,695
Jean Coutu Group PJC, Inc. Class A	1,511	23,713
Liquor Stores N.A., Ltd. (a)	1,494	10,698
Loblaw Cos., Ltd.	6,086	329,296
Maple Leaf Foods, Inc.	1,235	29,892
Metro, Inc.	3,803	116,487
North West Co., Inc. (a)	765	18,189
Premium Brands Holdings Corp.	671	42,842
Rogers Sugar, Inc. (a)	3,357	15,732
Saputo, Inc.	3,530	121,465
SunOpta, Inc. (a) (b)	2,761	19,189

		1,251,044

DENMARK — 0.8%
Carlsberg A/S Class B	2,933	271,670
Royal Unibrew A/S	303	12,799
United International Enterprises	52	9,416

		293,885

FAEROE ISLANDS — 0.0% (c)
Bakkafrost P/F	548	16,946

FINLAND — 0.3%
Kesko Oyj Class B	2,532	121,052

FRANCE — 7.6%
Carrefour SA	13,189	311,749
Casino Guichard Perrachon SA	1,423	79,797
Danone SA	13,029	888,506
L’Oreal SA	4,868	937,963
Pernod Ricard SA	4,606	546,332

		2,764,347

GERMANY — 2.8%
Beiersdorf AG	2,633	249,875
Henkel AG & Co. KGaA	2,003	223,121
Henkel AG & Co. KGaA Preference Shares	3,523	452,540

METRO AG	2,624	84,139
Suedzucker AG	816	20,527

		1,030,202

HONG KONG — 0.4%
Dairy Farm International Holdings, Ltd.	3,800	34,504
Major Holdings, Ltd. (d)	38,000	6,308
Vitasoy International Holdings, Ltd.	50,000	99,337

		140,149

IRELAND — 1.2%
C&C Group PLC	7,010	27,253
Glanbia PLC	3,106	60,145
Greencore Group PLC	21,531	66,178
Kerry Group PLC Class A	3,048	240,261
Origin Enterprises PLC	3,256	23,204
Total Produce PLC	18,268	38,100

		455,141

ITALY — 0.1%
Davide Campari-Milano SpA	4,677	54,375

JAPAN — 19.0%
Aeon Co., Ltd.	18,605	271,319
Ain Holdings, Inc.	900	60,657
Ajinomoto Co., Inc.	13,528	266,663
Arcs Co., Ltd.	600	14,339
Ariake Japan Co., Ltd.	500	31,455
Asahi Group Holdings, Ltd.	11,482	433,602
Axial Retailing, Inc.	600	22,831
Calbee, Inc. (a)	1,800	61,303
Coca-Cola East Japan Co., Ltd. (b) (e)	1,500	36,245
Coca-Cola West Co., Ltd. (a)	1,600	51,548
Cocokara fine, Inc.	700	30,311
Cosmos Pharmaceutical Corp.	100	19,510
euglena Co., Ltd. (a) (b)	1,700	18,689
Ezaki Glico Co., Ltd.	1,700	82,384
FamilyMart UNY Holdings Co., Ltd.	1,700	101,301
Fuji Oil Holdings, Inc.	1,700	39,773
Fujicco Co., Ltd.	1,700	38,766
Genky Stores, Inc.	100	6,174
Hokuto Corp.	1,600	28,818
Ito En, Ltd.	1,400	51,072
Itoham Yonekyu Holdings, Inc.	2,700	25,151
Japan Tobacco, Inc.	21,878	710,353
Kagome Co., Ltd.	1,300	33,751
Kao Corp.	11,308	619,439
Kenko Mayonnaise Co., Ltd.	900	22,106
Kewpie Corp.	3,300	93,435
Key Coffee, Inc.	3,300	64,590
Kikkoman Corp.	4,000	119,357
Kirin Holdings Co., Ltd.	18,075	340,721
Kobayashi Pharmaceutical Co., Ltd.	1,700	82,231
Kobe Bussan Co., Ltd. (a)	200	7,718
Kose Corp.	700	63,259
Kotobuki Spirits Co., Ltd.	1,000	24,563
Kusuri no Aoki Holdings Co., Ltd.	400	17,823
Lawson, Inc.	824	55,831
Life Corp.	900	26,290
Lion Corp.	7,000	125,765
Matsumotokiyoshi Holdings Co., Ltd.	1,200	56,861
Megmilk Snow Brand Co., Ltd.	700	19,254

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MEIJI Holdings Co., Ltd.	3,200	$266,212
Ministop Co., Ltd.	400	7,513
Morinaga & Co., Ltd.	1,500	66,499
Morinaga Milk Industry Co., Ltd.	3,000	22,238
NH Foods, Ltd.	4,000	107,296
Nichirei Corp.	4,493	111,045
Nippon Suisan Kaisha, Ltd.	4,400	21,915
Nisshin Seifun Group, Inc.	4,600	68,569
Nissin Foods Holdings Co., Ltd.	1,600	88,594
Oenon Holdings, Inc.	33,351	74,226
Pigeon Corp.	1,900	60,617
Pola Orbis Holdings, Inc.	1,200	28,937
Qol Co., Ltd.	500	7,381
S Foods, Inc.	300	8,723
San-A Co., Ltd.	300	13,623
Sapporo Holdings, Ltd.	1,500	40,519
Seven & i Holdings Co., Ltd.	16,775	656,668
Shiseido Co., Ltd.	8,393	220,690
Sugi Holdings Co., Ltd.	800	36,687
Sundrug Co., Ltd.	1,000	33,519
Suntory Beverage & Food, Ltd.	1,700	71,552
Takara Holdings, Inc.	4,000	43,112
Toyo Suisan Kaisha, Ltd.	1,500	55,797
Tsuruha Holdings, Inc.	700	64,704
Unicharm Corp.	9,900	236,994
Valor Holdings Co., Ltd.	900	21,218
Warabeya Nichiyo Holdings Co., Ltd.	300	6,951
Welcia Holdings Co., Ltd.	900	25,159
Yakult Honsha Co., Ltd.	3,080	170,819
Yamazaki Baking Co., Ltd.	4,600	94,535
Yaoko Co., Ltd.	400	15,184

		6,922,754

NETHERLANDS — 3.1%
Heineken Holding NV	694	55,351
Heineken NV	5,015	428,030
Koninklijke Ahold Delhaize NV	29,527	633,507

		1,116,888

NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a) (b)	14,153	29,582
Scales Corp., Ltd.	6,281	15,236

		44,818

NORWAY — 0.9%
Grieg Seafood ASA	2,096	15,728
Leroy Seafood Group ASA	231	10,112
Marine Harvest ASA (b)	10,165	154,921
Norway Royal Salmon ASA	824	13,719
Orkla ASA	14,411	129,028
Salmar ASA	638	13,757

		337,265

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA	2,930	52,553
Sonae SGPS SA (b)	9,228	9,357

		61,910

SINGAPORE — 0.6%
Delfi, Ltd.	4,400	7,022
Golden Agri-Resources, Ltd.	187,175	51,573

Wilmar International, Ltd.	68,000	171,788

		230,383

SOUTH KOREA — 3.4%
Able C&C Co., Ltd.	316	6,951
Amorepacific Corp.	614	154,008
AMOREPACIFIC Group	477	50,971
BGF retail Co., Ltd.	534	50,139
Binggrae Co., Ltd.	173	10,597
CJ CheilJedang Corp.	125	39,457
CJ Freshway Corp.	118	3,487
Cosmax, Inc.	114	13,864
Crown Confectionery Co., Ltd. (e)	490	14,547
Dae Han Flour Mills Co., Ltd.	155	24,394
Daesang Corp.	755	16,271
Dongsuh Cos., Inc.	1,435	38,111
Dongwon Industries Co., Ltd.	64	19,458
E-MART, Inc.	338	62,111
GS Retail Co., Ltd.	467	22,007
Harim Co., Ltd.	2,580	11,997
Hite Jinro Co., Ltd.	718	13,066
Hyundai Greenfood Co., Ltd.	785	10,986
Jinro Distillers Co., Ltd.	788	21,879
Korea Kolmar Co., Ltd.	232	15,580
Korea Kolmar Holdings Co., Ltd.	105	2,742
KT&G Corp.	2,398	209,072
Leaders Cosmetics Co., Ltd. (b)	229	3,143
LG Household & Health Care, Ltd.	188	136,339
LG Household & Health Care, Ltd. Preference Shares	19	8,665
Lotte Chilsung Beverage Co., Ltd.	5	6,327
Lotte Confectionery Co., Ltd.	170	29,187
Lotte Food Co., Ltd.	43	23,993
Maeil Dairy Industry Co., Ltd.	614	25,915
Muhak Co., Ltd.	225	4,658
Namyang Dairy Products Co., Ltd.	19	14,442
Nong Woo Bio Co., Ltd. (b)	860	12,151
NongShim Co., Ltd.	64	17,112
Orion Corp.	67	40,141
Ottogi Corp.	67	45,533
Pulmuone Co., Ltd.	26	3,046
Sajo Industries Co., Ltd.	231	13,902
Samyang Holdings Corp.	140	15,461
SPC Samlip Co., Ltd.	29	5,705
Sunjin Co., Ltd.	688	11,135

		1,228,550

SPAIN — 0.6%
Distribuidora Internacional de Alimentacion SA	10,576	61,320
Ebro Foods SA	5,857	118,709
Viscofan SA	640	33,175

		213,204

SWEDEN — 1.8%
ICA Gruppen AB	1,003	34,353
Svenska Cellulosa AB SCA Class A	2,316	76,523
Svenska Cellulosa AB SCA Class B	10,954	354,570
Swedish Match AB	5,388	175,913

		641,359

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 14.4%
Aryzta AG (b)	1,769	$56,819
Barry Callebaut AG (b)	17	22,232
Chocoladefabriken Lindt & Spruengli AG (f)	15	85,119
Chocoladefabriken Lindt & Spruengli AG (f)	2	132,924
Coca-Cola HBC AG (b)	3,318	85,511
Nestle SA	62,785	4,820,448
Oriflame Holding AG	1,010	40,566

		5,243,619

UNITED KINGDOM — 28.3%
Associated British Foods PLC	7,056	229,932
Booker Group PLC	30,207	73,807
British American Tobacco PLC	36,510	2,419,659
Britvic PLC	5,524	44,726
Coca-Cola European Partners PLC	4,134	155,810
Cranswick PLC	1,013	32,415
Diageo PLC	50,313	1,436,639
Greggs PLC	2,100	27,389
Imperial Brands PLC	19,375	936,876
J Sainsbury PLC	33,313	110,097
Reckitt Benckiser Group PLC	13,430	1,223,578
Tate & Lyle PLC	12,867	123,004
Tesco PLC (b)	163,040	378,389
Unilever NV	33,825	1,684,787
Unilever PLC	25,767	1,269,321
Wm Morrison Supermarkets PLC	56,485	169,516

		10,315,945

TOTAL COMMON STOCKS (Cost $36,798,147)		36,157,145

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	18,160	18,160

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	157,631	157,631

TOTAL SHORT-TERM INVESTMENTS (Cost $175,791)		175,791

TOTAL INVESTMENTS — 99.6% (Cost $36,973,938)		36,332,936
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		128,790

NET ASSETS — 100.0%		$36,461,726

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.0% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $50,792 representing 0.1% of the Fund’s net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,698,952	$—	$—	$1,698,952
Belgium	1,974,357	—	—	1,974,357
Canada	1,251,044	—	—	1,251,044
Denmark	293,885	—	—	293,885
Faeroe Islands	16,946	—	—	16,946
Finland	121,052	—	—	121,052
France	2,764,347	—	—	2,764,347
Germany	1,030,202	—	—	1,030,202
Hong Kong	140,149	—	—	140,149
Ireland	455,141	—	—	455,141
Italy	54,375	—	—	54,375
Japan	6,886,509	36,245	—	6,922,754

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Netherlands	$1,116,888	$—	$—	$1,116,888
New Zealand	44,818	—	—	44,818
Norway	337,265	—	—	337,265
Portugal	61,910	—	—	61,910
Singapore	230,383	—	—	230,383
South Korea	1,214,003	14,547	—	1,228,550
Spain	213,204	—	—	213,204
Sweden	641,359	—	—	641,359
Switzerland	5,243,619	—	—	5,243,619
United Kingdom	10,315,945	—	—	10,315,945
Short-Term Investments	175,791	—	—	175,791

TOTAL INVESTMENTS	$36,282,144	$50,792	$—	$36,332,936

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$27,118	21	27,139	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	677,398	659,238	18,160	18,160	95
State Street Navigator Securities Lending Government Money Market Portfolio*	1,530,426	1,530,426	2,558,439	3,931,234	157,631	157,631	3,091

TOTAL		$1,557,544				$175,791	$3,186

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 5.2%
Beach Energy, Ltd.	69,363	$42,331
Caltex Australia, Ltd.	12,549	282,308
FAR, Ltd. (a) (b)	298,963	18,701
Karoon Gas Australia, Ltd. (b)	11,687	14,621
Liquefied Natural Gas, Ltd. (a) (b)	27,709	13,740
New Hope Corp., Ltd. (a)	14,318	19,442
Oil Search, Ltd.	55,283	304,486
Origin Energy, Ltd.	80,255	431,619
Paladin Energy, Ltd. (a) (b) (c)	88,045	7,052
Santos, Ltd.	79,441	230,286
Washington H Soul Pattinson & Co., Ltd.	6,378	87,578
Whitehaven Coal, Ltd. (b)	31,299	71,390
Woodside Petroleum, Ltd.	32,973	806,923
WorleyParsons, Ltd. (a) (b)	10,218	85,821

		2,416,298

AUSTRIA — 0.6%
OMV AG	6,165	243,211
Schoeller-Bleckmann Oilfield Equipment AG	467	32,616

		275,827

BELGIUM — 0.1%
Euronav NV	6,798	54,509

CANADA — 31.9%
Advantage Oil & Gas, Ltd. (b)	7,816	51,456
Africa Oil Corp. (b)	17,879	29,896
AltaGas, Ltd. (a)	7,093	163,809
ARC Resources, Ltd. (a)	16,059	228,786
Athabasca Oil Corp. (b)	22,752	26,102
Baytex Energy Corp. (a) (b)	12,273	41,780
Birchcliff Energy, Ltd.	9,430	53,455
Bonavista Energy Corp.	13,466	34,936
Bonterra Energy Corp. (a)	1,530	26,317
Calfrac Well Services, Ltd. (b)	4,409	11,703
Cameco Corp. (a)	17,684	195,185
Canacol Energy, Ltd. (a) (b)	6,750	19,891
Canadian Energy Services & Technology Corp.	11,608	63,452
Canadian Natural Resources, Ltd.	49,599	1,619,271
Canyon Services Group, Inc. (b)	3,403	16,968
Cardinal Energy, Ltd. (a)	3,399	18,605
Cenovus Energy, Inc.	37,753	426,036
Crescent Point Energy Corp. (a)	24,445	263,393
Crew Energy, Inc. (b)	6,262	23,289
Denison Mines Corp. (a) (b)	21,935	13,487
Enbridge Income Fund Holdings, Inc. (a)	4,305	107,008
Enbridge, Inc.	64,566	2,697,088
Encana Corp.	44,122	515,443
Enerflex, Ltd.	3,511	49,967
Enerplus Corp.	11,786	94,649
Ensign Energy Services, Inc. (a)	6,170	36,872
Fission Uranium Corp. (a) (b)	27,158	17,106
Freehold Royalties, Ltd. (a)	3,936	39,784
Gibson Energy, Inc. (a)	5,872	84,096
Gran Tierra Energy, Inc. (b)	18,437	48,939
Husky Energy, Inc. (b)	13,199	148,553
Imperial Oil, Ltd.	9,868	299,817

Inter Pipeline, Ltd.	16,207	340,631
Kelt Exploration, Ltd. (b)	6,351	31,811
Keyera Corp.	8,452	247,226
Lightstream Resources, Ltd. (b) (d)	6,978	—
MEG Energy Corp. (b)	8,396	42,432
Mullen Group, Ltd.	4,627	58,633
NexGen Energy, Ltd. (b)	13,909	32,852
NuVista Energy, Ltd. (b)	6,855	31,611
Painted Pony Petroleum, Ltd. (b)	3,861	15,575
Paramount Resources, Ltd. Class A (b)	2,392	30,455
Parex Resources, Inc. (b)	6,520	82,866
Parkland Fuel Corp.	4,415	97,990
Pason Systems, Inc.	3,075	44,293
Pembina Pipeline Corp.	17,731	560,255
Pengrowth Energy Corp. (a) (b)	24,019	23,953
Penn West Petroleum, Ltd. (a) (b)	25,371	43,131
Peyto Exploration & Development Corp. (a)	7,437	152,515
PrairieSky Royalty, Ltd. (a)	9,162	192,769
Precision Drilling Corp. (b)	16,605	78,316
Raging River Exploration, Inc. (b)	12,186	85,251
Secure Energy Services, Inc. (a)	9,169	67,376
Seven Generations Energy, Ltd. Class A (b)	10,931	199,170
ShawCor, Ltd.	2,850	83,193
Spartan Energy Corp. (b)	21,341	42,565
Suncor Energy, Inc.	69,226	2,119,370
Sunshine Oilsands, Ltd. (b)	104,000	3,948
Surge Energy, Inc. (a)	11,155	21,747
Tamarack Valley Energy, Ltd. (b)	6,706	14,632
TORC Oil & Gas, Ltd. (a)	5,577	28,561
Tourmaline Oil Corp. (b)	11,112	247,044
TransCanada Corp. (a)	37,555	1,728,152
Trican Well Service, Ltd. (a) (b)	11,649	35,375
Trilogy Energy Corp. (a) (b)	2,290	8,362
Trinidad Drilling, Ltd. (b)	10,907	18,810
Veresen, Inc. (a)	14,590	160,817
Vermilion Energy, Inc. (a)	5,372	200,879
Whitecap Resources, Inc. (a)	16,121	125,110

		14,764,815

COLOMBIA — 0.2%
Pacific Exploration and Production Corp. (b)	2,322	73,996

FINLAND — 0.5%
Neste Oyj	5,725	223,863

FRANCE — 11.0%
Bourbon Corp. (a)	1,433	15,250
CGG SA (a) (b)	1,508	10,645
Gaztransport Et Technigaz SA	813	30,647
TOTAL SA	97,216	4,930,085
Vallourec SA (a) (b)	16,127	107,356

		5,093,983

GERMANY — 0.0% (e)
VERBIO Vereinigte BioEnergie AG	1,535	17,403

HONG KONG — 0.2%
Brightoil Petroleum Holdings, Ltd. (b)	159,000	45,624
Sino Oil And Gas Holdings, Ltd. (b)	760,000	18,385

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Yanchang Petroleum International, Ltd. (b)	460,000	$11,010

		75,019

ISRAEL — 0.5%
Delek Energy Systems, Ltd. (b)	34	17,644
Delek Group, Ltd.	205	49,125
Jerusalem Oil Exploration (b)	407	20,684
Naphtha Israel Petroleum Corp., Ltd. (b)	2,695	18,937
Oil Refineries, Ltd.	105,300	41,592
Paz Oil Co., Ltd.	373	61,644

		209,626

ITALY — 5.5%
Eni SpA	116,178	1,907,362
Saipem SpA (b)	287,685	130,924
Saras SpA	17,384	33,300
Snam SpA	108,730	471,448

		2,543,034

JAPAN — 3.8%
Cosmo Energy Holdings Co., Ltd.	3,700	63,487
Idemitsu Kosan Co., Ltd.	5,300	184,071
Inpex Corp.	46,000	451,826
Itochu Enex Co., Ltd.	1,300	10,733
Japan Petroleum Exploration Co., Ltd.	1,600	36,601
JX Holdings, Inc.	141,697	695,197
Modec, Inc.	500	10,621
Nippon Gas Co., Ltd.	1,600	46,594
San-Ai Oil Co., Ltd.	1,000	8,463
Shinko Plantech Co., Ltd.	1,000	7,601
Showa Shell Sekiyu KK	9,900	100,128
Sinanen Holdings Co., Ltd.	800	15,149
TonenGeneral Sekiyu KK (b) (c)	11,000	137,619
Toyo Kanetsu KK (a)	3,000	7,942

		1,776,032

LUXEMBOURG — 0.8%
Tenaris SA	21,746	373,763

NETHERLANDS — 19.5%
Fugro NV (b)	2,817	44,004
Koninklijke Vopak NV	3,121	136,443
Royal Dutch Shell PLC Class A	174,749	4,580,073
Royal Dutch Shell PLC Class B	149,777	4,091,321
SBM Offshore NV	9,531	156,731

		9,008,572

NEW ZEALAND — 0.2%
New Zealand Refining Co., Ltd.	9,419	15,671
Z Energy, Ltd.	18,188	88,491

		104,162

NORWAY — 2.6%
Akastor ASA (a) (b)	9,693	14,615
Aker BP ASA	4,348	69,658
Aker Solutions ASA (b)	5,918	35,657
BW LPG, Ltd. (f)	3,812	19,386
BW Offshore, Ltd. (b)	5,321	13,010
DNO ASA (a) (b)	30,970	26,070
Frontline, Ltd.	3,091	20,693
Hoegh LNG Holdings, Ltd.	1,634	16,694
Kvaerner ASA (b)	18,843	23,694

Petroleum Geo-Services ASA (b)	15,493	40,857
Statoil ASA	46,899	801,044
TGS Nopec Geophysical Co. ASA	5,033	106,650

		1,188,028

PORTUGAL — 0.6%
Galp Energia SGPS SA	19,364	294,611

SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (a) (b)	71,433	18,148

SOUTH KOREA — 1.4%
GS Holdings Corp.	1,923	101,627
S-Oil Corp.	1,519	136,510
SK Gas, Ltd.	152	16,447
SK Innovation Co., Ltd.	2,727	406,014

		660,598

SPAIN — 2.4%
Enagas SA	9,836	256,164
Repsol SA	51,003	789,615
Tecnicas Reunidas SA	1,477	58,371

		1,104,150

SWEDEN — 0.4%
Lundin Petroleum AB (b)	9,165	186,620
Tethys Oil AB	2,023	14,388

		201,008

UNITED KINGDOM — 11.5%
Afren PLC (a) (b) (d)	26,211	—
Amec Foster Wheeler PLC	20,080	133,455
BP PLC	747,190	4,274,999
Cairn Energy PLC (b)	25,591	65,441
EnQuest PLC (b)	34,973	18,367
Genel Energy PLC (a) (b)	7,291	5,926
Hunting PLC	5,356	37,840
Ithaca Energy, Inc. (b)	14,078	20,373
James Fisher & Sons PLC	2,422	48,367
John Wood Group PLC	16,917	160,875
Ophir Energy PLC (b)	20,483	22,091
Petrofac, Ltd.	12,203	140,232
Premier Oil PLC (a) (b)	23,613	18,602
Seadrill, Ltd. (a) (b)	16,872	26,539
Soco International PLC	17,831	30,212
Stobart Group, Ltd.	13,370	34,607
Subsea 7 SA (b)	11,413	176,466
Tullow Oil PLC (b)	42,410	124,094

		5,338,486

UNITED STATES — 0.4%
DHT Holdings, Inc.	4,093	18,296
Golar LNG, Ltd.	3,712	103,676
Nordic American Tankers, Ltd. (a)	4,095	33,497
Ship Finance International, Ltd. (a)	2,704	39,749

		195,218

TOTAL COMMON STOCKS (Cost $50,037,721)		46,011,149

WARRANTS — 0.0% (e)
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 4/24/20) (b) (Cost $0)	6,896	410

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	94,722	$94,722
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	2,741,756	2,741,756

TOTAL SHORT-TERM INVESTMENTS (Cost $2,836,478)		2,836,478

TOTAL INVESTMENTS — 105.4% (Cost $52,874,199)		48,848,037
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(2,517,195)

NET ASSETS — 100.0%		$46,330,842

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $144,671 representing 0.3% of the Fund’s net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.0% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,409,246	$7,052	$—		$2,416,298
Austria	275,827	—	—		275,827
Belgium	54,509	—	—		54,509
Canada	14,764,815	—	0	(a)	14,764,815
Colombia	73,996	—	—		73,996
Finland	223,863	—	—		223,863
France	5,093,983	—	—		5,093,983
Germany	17,403	—	—		17,403
Hong Kong	75,019	—	—		75,019
Israel	209,626	—	—		209,626
Italy	2,543,034	—	—		2,543,034
Japan	1,638,413	137,619	—		1,776,032
Luxembourg	373,763	—	—		373,763
Netherlands	9,008,572	—	—		9,008,572
New Zealand	104,162	—	—		104,162
Norway	1,188,028	—	—		1,188,028
Portugal	294,611	—	—		294,611
Singapore	18,148	—	—		18,148
South Korea	660,598	—	—		660,598
Spain	1,104,150	—	—		1,104,150
Sweden	201,008	—	—		201,008
United Kingdom	5,338,486	—	0	(a)	5,338,486
United States	195,218	—	—		195,218
Warrants
Singapore	410	—	—		410
Short-Term Investments	2,836,478	—	—		2,836,478

TOTAL INVESTMENTS	$48,703,366	$144,671	$0		$48,848,037

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2017.

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	32,462	$32,462	13,400	45,862	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,844,806	1,750,084	94,722	94,722	151
State Street Navigator Securities Lending Government Money Market Portfolio*	2,840,776	2,840,776	22,241,053	22,340,073	2,741,756	2,741,756	21,611

TOTAL		$2,873,238				$2,836,478	$21,762

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 11.9%
AMP, Ltd.	6,116	$24,168
ASX, Ltd.	605	23,298
Australia & New Zealand Banking Group, Ltd.	5,452	132,341
Bank of Queensland, Ltd.	1,163	10,788
Bendigo & Adelaide Bank, Ltd.	1,226	11,354
Challenger, Ltd.	1,491	14,275
Commonwealth Bank of Australia	3,177	208,209
Insurance Australia Group, Ltd.	4,165	19,223
IOOF Holdings, Ltd.	977	6,357
Macquarie Group, Ltd.	648	44,588
Medibank Pvt, Ltd.	6,040	12,993
National Australia Bank, Ltd.	4,957	126,073
QBE Insurance Group, Ltd.	2,639	25,950
Suncorp Group, Ltd.	2,290	23,077
Westpac Banking Corp.	6,226	166,518

		849,212

AUSTRIA — 0.4%
Erste Group Bank AG (a)	831	27,130

BELGIUM — 1.3%
Ackermans & van Haaren NV	61	9,610
Ageas	619	24,258
Groupe Bruxelles Lambert SA	189	17,202
KBC Group NV	657	43,701

		94,771

CANADA — 14.3%
Bank of Montreal	1,293	96,302
Bank of Nova Scotia	2,282	133,123
Brookfield Asset Management, Inc. Class A	1,695	61,577
Canadian Imperial Bank of Commerce	772	66,378
CI Financial Corp.	589	11,673
ECN Capital Corp.	1,189	3,201
Element Fleet Management Corp.	1,016	9,378
Fairfax Financial Holdings, Ltd.	5	2,269
Great-West Lifeco, Inc.	878	24,260
Industrial Alliance Insurance & Financial Services, Inc.	299	12,920
Intact Financial Corp.	429	30,424
Manulife Financial Corp.	3,751	66,349
National Bank of Canada	740	30,984
Onex Corp.	200	14,314
Power Corp. of Canada	683	15,999
Power Financial Corp.	921	24,288
Royal Bank of Canada	2,786	202,404
Sun Life Financial, Inc.	1,159	42,201
Toronto-Dominion Bank	3,455	172,562

		1,020,606

DENMARK — 0.9%
Danske Bank A/S	1,488	50,829
Jyske Bank A/S	208	10,555
Sydbank A/S	138	4,797

		66,181

FINLAND — 0.6%
Sampo Oyj Class A	861	40,942

FRANCE — 5.6%
ABC arbitrage	2,456	17,783
AXA SA	3,629	94,143
BNP Paribas SA	2,112	141,022
CNP Assurances	250	5,102
Credit Agricole SA	1,978	26,868
Natixis SA	2,108	13,023
SCOR SE	412	15,612
Societe Generale SA	1,437	73,082
Wendel SA	110	13,977

		400,612

GERMANY — 4.6%
Allianz SE	865	160,654
Commerzbank AG	2,191	19,867
Deutsche Bank AG (a)	2,648	45,740
Deutsche Boerse AG (a)	329	30,230
Hannover Rueck SE	118	13,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	290	56,885

		327,025

HONG KONG — 4.1%
AIA Group, Ltd.	22,823	143,901
Bank of East Asia, Ltd.	2,376	9,829
BOC Hong Kong Holdings, Ltd.	8,449	34,518
Goldin Financial Holdings, Ltd. (a)	4,000	1,544
Haitong International Securities Group, Ltd.	9,000	5,292
Hang Seng Bank, Ltd.	1,689	34,252
Hong Kong Exchanges & Clearing, Ltd.	2,369	59,625
Kingston Financial Group, Ltd.	12,000	3,907

		292,868

IRELAND — 0.2%
Bank of Ireland (a)	48,923	12,297

ISRAEL — 0.6%
Bank Hapoalim BM	2,458	14,949
Bank Leumi Le-Israel BM (a)	5,667	24,975

		39,924

ITALY — 3.1%
Assicurazioni Generali SpA	2,759	43,968
Azimut Holding SpA	346	6,043
Banca Monte dei Paschi di Siena SpA (a) (b)	37	597
Banca Popolare dell’Etruria e del Lazio SC (a) (c)	1,627	—
Banco BPM SpA	1,878	5,580
Intesa Sanpaolo SpA (d)	3,948	10,067
Intesa Sanpaolo SpA (d)	26,807	72,997
Mediobanca SpA	1,343	12,138
Poste Italiane SpA (e)	1,136	7,594
UniCredit SpA	3,704	57,245
Unione di Banche Italiane SpA	2,284	8,789

		225,018

JAPAN — 13.3%
Aozora Bank, Ltd.	4,000	14,718
Bank of Kyoto, Ltd.	1,000	7,278
Bank of the Ryukyus, Ltd. (f)	1,500	21,552
Chiba Bank, Ltd.	4,000	25,666
Concordia Financial Group, Ltd.	4,600	21,277

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Dai-ichi Life Holdings, Inc.	2,383	$42,696
Daiwa Securities Group, Inc.	2,878	17,509
Fukuoka Financial Group, Inc.	4,000	17,302
Japan Exchange Group, Inc.	1,800	25,604
Japan Post Bank Co., Ltd.	1,100	13,633
Japan Post Holdings Co., Ltd.	1,100	13,791
Kyushu Financial Group, Inc.	1,400	8,556
Mebuki Financial Group, Inc.	2,700	10,783
Mitsubishi UFJ Financial Group, Inc.	27,044	169,817
Mizuho Financial Group, Inc.	49,028	89,758
MS&AD Insurance Group Holdings, Inc.	974	30,943
Nomura Holdings, Inc.	8,507	52,822
ORIX Corp.	2,972	43,941
Resona Holdings, Inc.	3,627	19,461
Shinsei Bank, Ltd.	6,000	11,038
Shizuoka Bank, Ltd.	1,989	16,172
Sompo Holdings, Inc.	989	36,203
Sumitomo Mitsui Financial Group, Inc.	2,746	99,682
Sumitomo Mitsui Trust Holdings, Inc.	982	34,017
Suruga Bank, Ltd.	600	12,621
T&D Holdings, Inc.	2,177	31,572
Tokio Marine Holdings, Inc.	1,561	65,785

		954,197

NETHERLANDS — 2.9%
ABN AMRO Group NV (e)	537	13,066
Aegon NV	2,835	14,467
ASR Nederland NV (a)	379	10,833
Delta Lloyd NV	687	3,925
Euronext NV (e)	194	8,488
EXOR NV	514	26,652
Flow Traders (e)	128	4,044
ING Groep NV	7,275	110,256
NN Group NV	565	18,422

		210,153

NORWAY — 0.5%
DNB ASA	1,629	25,813
Gjensidige Forsikring ASA	697	10,615

		36,428

PORTUGAL — 0.0% (g)
Banco Comercial Portugues SA Class R (a)	13,732	2,880

SINGAPORE — 2.1%
DBS Group Holdings, Ltd.	3,890	54,008
Oversea-Chinese Banking Corp., Ltd.	7,178	49,932
Singapore Exchange, Ltd.	1,600	8,817
United Overseas Bank, Ltd.	2,526	39,970

		152,727

SOUTH AFRICA — 0.1%
Investec PLC	1,574	10,707

SOUTH KOREA — 2.6%
DGB Financial Group, Inc.	967	9,382
Dongbu Insurance Co., Ltd.	160	9,157
Hana Financial Group, Inc.	689	22,765
Hanwha General Insurance Co., Ltd.	2,512	15,656
KB Financial Group, Inc.	520	22,785
KB Financial Group, Inc. ADR (a)	369	16,225
Samsung Fire & Marine Insurance Co., Ltd.	72	17,255
Samsung Life Insurance Co., Ltd.	194	18,822

Shinhan Financial Group Co., Ltd.	638	26,586
Shinhan Financial Group Co., Ltd. ADR (a)	286	11,952
Woori Bank	1,272	14,787

		185,372

SPAIN — 5.1%
Banco Bilbao Vizcaya Argentaria SA	12,433	96,674
Banco de Sabadell SA	11,124	20,440
Banco Popular Espanol SA (f)	6,774	6,593
Banco Santander SA	27,027	166,069
Bankia SA (f)	12,834	14,633
Bankinter SA	1,882	15,843
Bolsas y Mercados Espanoles SHMSF SA	409	13,605
CaixaBank SA	6,632	28,579
Mapfre SA	1,559	5,361

		367,797

SWEDEN — 4.1%
Industrivarden AB Class A	800	18,557
Industrivarden AB Class C	258	5,609
Investor AB Class A	234	9,807
Investor AB Class B	1,073	45,332
Kinnevik AB Class B	631	16,891
L E Lundbergforetagen AB Class B	140	9,526
Nordea Bank AB	5,885	67,430
Skandinaviska Enskilda Banken AB Class A (f)	3,287	36,705
Svenska Handelsbanken AB Class A (f)	2,978	40,993
Swedbank AB Class A (f)	1,949	45,318

		296,168

SWITZERLAND — 5.7%
Baloise Holding AG	144	19,810
Credit Suisse Group AG (a)	3,814	56,775
GAM Holding AG (a)	778	9,599
Helvetia Holding AG	9	4,990
Julius Baer Group, Ltd. (a)	634	31,670
Partners Group Holding AG	37	19,906
Swiss Life Holding AG (a)	61	19,696
Swiss Re AG	615	55,267
UBS Group AG (a)	7,245	116,027
Zurich Insurance Group AG (a)	281	75,068

		408,808

UNITED KINGDOM — 14.5%
3i Group PLC	4,188	39,250
Aberdeen Asset Management PLC	2,011	6,656
Admiral Group PLC	485	12,063
Ashmore Group PLC	1,018	4,500
Aviva PLC	7,882	52,434
Barclays PLC	29,404	82,765
Beazley PLC	823	4,405
Close Brothers Group PLC	375	7,212
CYBG PLC (a)	1,608	5,545
Direct Line Insurance Group PLC	2,628	11,416
Hargreaves Lansdown PLC	501	8,150
Henderson Group PLC	3,689	10,753
Hiscox, Ltd.	635	8,687
HSBC Holdings PLC	38,121	310,274
IG Group Holdings PLC	814	5,062
Jupiter Fund Management PLC	1,226	6,531

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Legal & General Group PLC	10,506	$32,488
Lloyds Banking Group PLC	118,857	98,568
London Stock Exchange Group PLC	812	32,197
Man Group PLC	5,837	10,751
Metro Bank PLC (a)	149	6,063
NEX Group PLC	663	4,713
Old Mutual PLC	9,343	23,436
Phoenix Group Holdings	619	5,782
Provident Financial PLC	260	9,744
Prudential PLC	4,693	98,941
Royal Bank of Scotland Group PLC (a)	6,302	19,078
RSA Insurance Group PLC	2,627	19,266
Schroders PLC	179	6,782
Schroders PLC NVDR	402	11,074
St James’s Place PLC	1,047	13,904
Standard Chartered PLC (a)	5,210	49,708
Standard Life PLC	3,844	17,050
TP ICAP PLC	542	3,148

		1,038,396

UNITED STATES — 0.4%
Thomson Reuters Corp.	599	25,830

TOTAL COMMON STOCKS (Cost $8,253,153)		7,086,049

RIGHTS — 0.1%
GERMANY — 0.1%
Deutsche Bank AG (expiring 4/6/17) (a) (Cost $0)	2,268	5,433

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (h) (i)	1,034	1,034
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	127,567	127,567

TOTAL SHORT-TERM INVESTMENTS (Cost $128,601)		128,601

TOTAL INVESTMENTS — 100.8% (Cost $8,381,754)		7,220,083
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(59,873)

NET ASSETS — 100.0%		$7,160,210

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $597 representing less than 0.05% of the Fund’s net assets.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	All or a portion of the shares of the security are on loan at March 31, 2017.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$849,212	$—	$—	$849,212
Austria	27,130	—	—	27,130
Belgium	94,771	—	—	94,771
Canada	1,020,606	—	—	1,020,606

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Denmark	$66,181	$—	$—		$66,181
Finland	40,942	—	—		40,942
France	400,612	—	—		400,612
Germany	327,025	—	—		327,025
Hong Kong	292,868	—	—		292,868
Ireland	12,297	—	—		12,297
Israel	39,924	—	—		39,924
Italy	224,421	597	0	(a)	225,018
Japan	954,197	—	—		954,197
Netherlands	210,153	—	—		210,153
Norway	36,428	—	—		36,428
Portugal	2,880	—	—		2,880
Singapore	152,727	—	—		152,727
South Africa	10,707	—	—		10,707
South Korea	185,372	—	—		185,372
Spain	367,797	—	—		367,797
Sweden	296,168	—	—		296,168
Switzerland	408,808	—	—		408,808
United Kingdom	1,038,396	—	—		1,038,396
United States	25,830	—	—		25,830
Rights
Germany	5,433	—	—		5,433
Short-Term Investments	128,601	—	—		128,601

TOTAL INVESTMENTS	$7,219,486	$597	$0		$7,220,083

(a)	Fund held Level 3 security that was valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,918	$21,918	—	21,918	—	$—	$1
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	163,684	162,650	1,034	1,034	18
State Street Navigator Securities Lending Government Money Market Portfolio*	268,820	268,820	1,493,338	1,634,591	127,567	127,567	965

TOTAL		$290,738				$128,601	$984

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AUSTRALIA — 4.5%
Ansell, Ltd.	5,884	$108,041
Cochlear, Ltd.	1,985	204,773
CSL, Ltd.	13,683	1,308,204
Healthscope, Ltd.	62,525	108,272
Primary Health Care, Ltd.	21,303	58,016
Ramsay Health Care, Ltd.	4,937	263,219
Sonic Healthcare, Ltd.	15,914	268,537

		2,319,062

BELGIUM — 1.1%
AGFA-Gevaert NV (a)	10,446	51,248
Galapagos NV (a)	1,786	155,835
UCB SA	4,426	344,197

		551,280

CANADA — 0.3%
Canopy Growth Corp. (a) (b)	4,350	34,737
CRH Medical Corp. (a)	5,131	41,821
Novadaq Technologies, Inc. (a)	4,179	32,555
ProMetic Life Sciences, Inc. (a) (b)	29,417	50,732

		159,845

DENMARK — 5.8%
Bavarian Nordic A/S (a)	1,435	73,063
Coloplast A/S Class B	3,574	279,895
Genmab A/S (a)	1,849	357,155
GN Store Nord A/S (b)	6,848	160,446
H Lundbeck A/S	2,274	105,773
Novo Nordisk A/S Class B	55,020	1,895,263
William Demant Holding A/S (a)	6,344	132,943

		3,004,538

FINLAND — 0.5%
Orion Oyj Class B	4,804	251,100

FRANCE — 9.0%
BioMerieux	678	115,046
Cellectis SA (a) (b)	1,594	38,325
DBV Technologies SA (a)	1,214	84,736
Essilor International SA	6,166	751,153
Ipsen SA	1,511	151,524
Korian SA	3,540	107,452
Orpea	1,747	168,128
Sanofi	34,907	3,159,268
Virbac SA (a)	237	37,199

		4,612,831

GERMANY — 10.4%
Bayer AG	24,633	2,846,708
Fresenius Medical Care AG & Co. KGaA	6,662	563,258
Fresenius SE & Co. KGaA	12,522	1,008,887
Gerresheimer AG	1,290	102,430
Merck KGaA	4,163	475,531
MorphoSys AG (a)	1,124	66,204
RHOEN-KLINIKUM AG	2,462	67,332
Sartorius AG Preference Shares	1,246	109,611
STADA Arzneimittel AG	2,270	139,336

		5,379,297

HONG KONG — 0.2%
CK Life Sciences Int’l Holdings, Inc.	502,000	42,633

Town Health International Medical Group, Ltd. (b)	276,079	44,050

		86,683

IRELAND — 0.2%
UDG Healthcare PLC	5,836	51,229
UDG Healthcare PLC (c)	6,214	54,548

		105,777

ISRAEL — 2.0%
Teva Pharmaceutical Industries, Ltd.	30,659	1,005,781

ITALY — 0.2%
Recordati SpA	3,661	124,399

JAPAN — 17.1%
Alfresa Holdings Corp.	7,200	124,642
Asahi Intecc Co., Ltd.	1,900	79,032
Astellas Pharma, Inc.	64,100	843,315
Chugai Pharmaceutical Co., Ltd.	6,625	227,413
Daiichi Sankyo Co., Ltd.	19,800	445,469
Eisai Co., Ltd.	9,000	465,548
Hisamitsu Pharmaceutical Co., Inc.	3,000	171,229
Hoya Corp.	12,000	576,793
Kaken Pharmaceutical Co., Ltd.	1,400	79,027
Kissei Pharmaceutical Co., Ltd.	2,300	60,230
KYORIN Holdings, Inc.	3,200	67,515
Kyowa Hakko Kirin Co., Ltd.	9,022	142,661
M3, Inc.	6,000	148,775
Medipal Holdings Corp.	7,500	117,518
Miraca Holdings, Inc.	2,100	96,491
Mitsubishi Tanabe Pharma Corp.	8,100	168,499
Nakanishi, Inc.	1,000	38,948
Nihon Kohden Corp.	3,300	73,712
Nippon Shinyaku Co., Ltd.	2,100	106,856
Olympus Corp.	9,800	376,416
Ono Pharmaceutical Co., Ltd.	16,100	332,966
Otsuka Holdings Co., Ltd.	16,700	752,647
PeptiDream, Inc. (a) (b)	1,500	70,672
Rohto Pharmaceutical Co., Ltd.	4,400	82,369
Santen Pharmaceutical Co., Ltd.	13,800	199,637
Sawai Pharmaceutical Co., Ltd. (b)	1,400	75,635
Shionogi & Co., Ltd.	9,300	479,731
Ship Healthcare Holdings, Inc.	2,300	61,117
Sosei Group Corp. (a) (b)	600	58,584
Sumitomo Dainippon Pharma Co., Ltd. (b)	6,500	107,215
Suzuken Co., Ltd.	3,300	108,095
Sysmex Corp.	5,200	314,996
Taisho Pharmaceutical Holdings Co., Ltd.	1,600	129,803
Takara Bio, Inc.	2,600	35,653
Takeda Pharmaceutical Co., Ltd.	22,200	1,041,764
Terumo Corp.	11,000	381,540
Toho Holdings Co., Ltd. (b)	2,900	60,639
Tsumura & Co.	2,800	87,696

		8,790,848

JORDAN — 0.2%
Hikma Pharmaceuticals PLC	4,734	117,268

LUXEMBOURG — 0.3%
Eurofins Scientific SE	356	155,293

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	23,233	157,538

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Ryman Healthcare, Ltd.	23,574	$138,592

		296,130

NORWAY — 0.0% (d)
Nordic Nanovector ASA (a)	2,286	21,758

SINGAPORE — 0.3%
Haw Par Corp., Ltd.	10,600	76,013
Raffles Medical Group, Ltd.	75,408	76,363

		152,376

SOUTH KOREA — 2.5%
Cell Biotech Co., Ltd.	931	28,639
Celltrion, Inc.	3,639	293,190
Chong Kun Dang Pharmaceutical Corp.	542	53,555
DIO Corp. (a)	1,563	44,865
Dong-A Socio Holdings Co., Ltd.	400	47,215
Green Cross Corp.	528	74,835
Green Cross Holdings Corp.	2,533	64,894
Hanmi Pharm Co., Ltd.	237	63,367
Hanmi Science Co., Ltd.	1,235	64,494
Kolon Life Science, Inc.	498	56,466
Komipharm International Co., Ltd. (a)	1,633	54,686
LG Chem, Ltd.	165	43,378
Medy-Tox, Inc.	173	71,626
Osstem Implant Co., Ltd. (a)	1,275	59,628
Samsung Biologics Co., Ltd. (a) (b)	648	100,245
ViroMed Co., Ltd. (a)	747	62,990
Yuhan Corp.	414	82,371
Yungjin Pharmaceutical Co., Ltd. (a) (b)	5,584	40,795

		1,307,239

SPAIN — 0.8%
Grifols SA	16,043	394,480

SWEDEN — 0.7%
Elekta AB Class B	14,684	144,154
Getinge AB Class B (b)	7,459	131,330
Swedish Orphan Biovitrum AB (a) (b)	6,733	97,206

		372,690

SWITZERLAND — 25.7%
Actelion, Ltd. (a)	3,190	900,957
Basilea Pharmaceutica, Ltd. (a)	718	62,048
Galenica AG	146	154,030
Lonza Group AG (a)	1,841	348,354
Novartis AG	77,684	5,770,324
Roche Holding AG (e)	1,590	404,668
Roche Holding AG (e)	19,872	5,078,433
Sonova Holding AG	1,852	256,999
Straumann Holding AG	356	165,294
Tecan Group AG	594	95,009

		13,236,116

UNITED KINGDOM — 11.9%
AstraZeneca PLC	37,250	2,288,207
BTG PLC (a)	14,442	105,916
Dechra Pharmaceuticals PLC	4,648	97,294
Genus PLC	4,125	88,977
GlaxoSmithKline PLC	142,589	2,958,896
Indivior PLC	22,712	91,477
Smith & Nephew PLC	30,808	468,450

Spire Healthcare Group PLC (f)	13,657	55,331

		6,154,548

UNITED STATES — 4.2%
ICON PLC (a)	2,125	169,405
QIAGEN NV (a)	8,192	238,407
Shire PLC	27,203	1,585,486
Taro Pharmaceutical Industries, Ltd. (a) (b)	570	66,473
Valeant Pharmaceuticals International, Inc. (a)	10,688	117,727

		2,177,498

TOTAL COMMON STOCKS (Cost $54,429,194)		50,776,837

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	139,832	139,832
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	664,580	664,580

TOTAL SHORT-TERM INVESTMENTS (Cost $804,412)		804,412

TOTAL INVESTMENTS — 100.1% (Cost $55,233,606)		51,581,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(51,499)

NET ASSETS — 100.0%		$51,529,750

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $54,548 representing 0.1% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.1% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,319,062	$—	$—	$2,319,062
Belgium	551,280	—	—	551,280
Canada	159,845	—	—	159,845
Denmark	3,004,538	—	—	3,004,538
Finland	251,100	—	—	251,100
France	4,612,831	—	—	4,612,831
Germany	5,379,297	—	—	5,379,297
Hong Kong	86,683	—	—	86,683
Ireland	51,229	54,548	—	105,777
Israel	1,005,781	—	—	1,005,781
Italy	124,399	—	—	124,399
Japan	8,790,848	—	—	8,790,848
Jordan	117,268	—	—	117,268
Luxembourg	155,293	—	—	155,293
New Zealand	296,130	—	—	296,130
Norway	21,758	—	—	21,758
Singapore	152,376	—	—	152,376
South Korea	1,307,239	—	—	1,307,239
Spain	394,480	—	—	394,480
Sweden	372,690	—	—	372,690
Switzerland	13,236,116	—	—	13,236,116
United Kingdom	6,154,548	—	—	6,154,548
United States	2,177,498	—	—	2,177,498
Short-Term Investments	804,412	—	—	804,412

TOTAL INVESTMENTS	$51,526,701	$54,548	$—	$51,581,249

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,823	$8,823	25	8,848	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,149,493	1,009,661	139,832	139,832	214
State Street Navigator Securities Lending Government Money Market Portfolio*	2,406,488	2,406,488	3,027,374	4,769,282	664,580	664,580	9,858

TOTAL		$2,415,311				$804,412	$10,072

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 2.1%
Brambles, Ltd.	14,422	$102,867
CIMIC Group, Ltd.	1,544	42,320
GWA Group, Ltd.	11,594	25,649
SEEK, Ltd.	5,336	64,803
Transurban Group Stapled Security	21,692	193,112

		428,751

AUSTRIA — 0.2%
ANDRITZ AG	859	43,075

CANADA — 5.6%
Bombardier, Inc. Class B (a)	20,501	31,359
CAE, Inc.	6,181	94,176
Canadian National Railway Co.	6,435	473,632
Canadian Pacific Railway, Ltd.	1,130	165,520
K-Bro Linen, Inc.	1,435	42,437
SNC-Lavalin Group, Inc.	2,256	88,268
Toromont Industries, Ltd.	2,436	84,990
Waste Connections, Inc.	1,907	167,900
WestJet Airlines, Ltd.	1,356	23,182

		1,171,464

CHINA — 0.2%
Fosun International, Ltd.	25,500	38,325

DENMARK — 2.5%
AP Moeller — Maersk A/S Class B	77	128,135
DSV A/S	2,312	120,043
FLSmidth & Co. A/S	1,070	57,403
NKT Holding A/S	723	53,190
Vestas Wind Systems A/S	1,980	161,470

		520,241

FINLAND — 1.6%
Kone Oyj Class B	3,368	148,268
Metso Oyj	1,757	53,332
Valmet Oyj	2,119	33,021
Wartsila Oyj Abp	1,950	104,594

		339,215

FRANCE — 9.9%
Air France-KLM (a)	3,089	23,451
Airbus SE	4,827	368,256
Alstom SA (a)	2,358	70,654
Bouygues SA	2,160	88,147
Bureau Veritas SA	1,821	38,515
Cie de Saint-Gobain	4,058	208,917
Edenred	1,786	42,311
Eiffage SA	955	74,993
Groupe Eurotunnel SE	4,386	44,246
Legrand SA	2,304	139,279
Safran SA	2,443	182,982
Schneider Electric SE	4,840	355,271
Thales SA	741	71,851
Vinci SA	3,988	316,917
Zodiac Aerospace	2,338	58,639

		2,084,429

GERMANY — 7.5%
Brenntag AG	1,368	76,888
Deutsche Lufthansa AG	1,874	30,466

Deutsche Post AG	8,168	280,472
GEA Group AG	2,159	91,997
HOCHTIEF AG	339	56,181
MAN SE	284	29,352
OSRAM Licht AG	903	56,741
Pfeiffer Vacuum Technology AG	431	54,441
Rheinmetall AG	740	62,233
Siemens AG	6,078	834,693

		1,573,464

HONG KONG — 3.0%
Cathay Pacific Airways, Ltd.	24,000	34,835
CK Hutchison Holdings, Ltd.	24,496	301,334
Hopewell Highway Infrastructure, Ltd. (b)	86,000	46,367
Jardine Matheson Holdings, Ltd.	1,778	114,236
Jardine Strategic Holdings, Ltd.	1,302	54,684
MTR Corp., Ltd.	12,319	69,192
Noble Group, Ltd. (a)	120,138	16,680

		637,328

IRELAND — 1.7%
Experian PLC	9,661	196,672
Kingspan Group PLC	2,010	64,290
Ryanair Holdings PLC ADR (a)	1,199	99,493

		360,455

ISRAEL — 0.2%
Inrom Construction Industries, Ltd.	11,667	46,244

ITALY — 1.2%
Ansaldo STS SpA	4,270	56,219
ASTM SpA	2,949	44,347
Atlantia SpA	3,052	78,995
Leonardo SpA (a)	4,893	69,551

		249,112

JAPAN — 32.3%
Asahi Glass Co., Ltd.	13,000	105,232
Central Japan Railway Co.	1,500	244,189
Dai Nippon Printing Co., Ltd.	9,000	96,922
Daikin Industries, Ltd.	2,400	240,905
East Japan Railway Co.	2,900	252,289
FANUC Corp.	1,500	307,188
Futaba Corp.	1,600	28,172
Hankyu Hanshin Holdings, Inc.	2,600	84,466
Hoshizaki Corp.	800	62,892
IHI Corp. (a)	16,000	50,399
ITOCHU Corp.	14,600	207,018
Japan Airport Terminal Co., Ltd.	1,000	34,685
JGC Corp.	3,500	60,778
JTEKT Corp.	2,900	44,998
Kajima Corp.	13,000	84,699
Kamigumi Co., Ltd.	4,000	34,533
Kawasaki Heavy Industries, Ltd.	24,000	72,799
Kawasaki Kisen Kaisha, Ltd. (a) (b)	21,000	55,784
Keikyu Corp.	9,000	98,699
Keisei Electric Railway Co., Ltd.	2,100	48,679
Kintetsu Group Holdings Co., Ltd.	15,000	53,980
Kitano Construction Corp.	20,000	54,384
Kokuyo Co., Ltd.	3,500	45,073
Komatsu, Ltd.	8,900	231,745
Kubota Corp.	11,400	170,954

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

LIXIL Group Corp.	3,400	$86,198
Mabuchi Motor Co., Ltd.	1,100	61,895
Makita Corp.	2,600	90,999
Marubeni Corp.	15,100	92,893
MINEBEA MITSUMI, Inc.	5,300	70,632
MISUMI Group, Inc.	4,000	72,225
Mitsubishi Corp.	13,300	287,114
Mitsubishi Electric Corp.	18,200	260,840
Mitsubishi Heavy Industries, Ltd.	35,000	140,276
Mitsui & Co., Ltd.	14,500	209,829
Mitsui OSK Lines, Ltd.	16,000	50,256
MonotaRO Co., Ltd. (b)	1,200	37,046
NGK Insulators, Ltd.	3,500	79,153
Nidec Corp.	2,300	218,689
Nippon Air Conditioning Services Co., Ltd. (b)	8,100	48,703
Nippon Express Co., Ltd.	13,000	66,732
Nippon Yusen KK (a)	25,000	52,724
NSK, Ltd.	5,600	80,007
NTN Corp.	7,000	34,802
Obayashi Corp.	8,000	74,738
Odakyu Electric Railway Co., Ltd.	3,900	75,809
Park24 Co., Ltd.	1,400	36,611
Recruit Holdings Co., Ltd.	3,796	193,496
Secom Co., Ltd.	2,200	157,335
SMC Corp.	600	177,259
Sohgo Security Services Co., Ltd.	1,200	44,746
Sojitz Corp.	27,600	69,105
Sumitomo Corp.	11,800	158,579
Sumitomo Heavy Industries, Ltd.	11,000	76,604
Taisei Corp.	12,000	87,337
THK Co., Ltd.	2,300	57,856
Tobu Railway Co., Ltd.	14,000	70,861
Tokyu Corp.	12,000	84,860
Tomoe Corp.	16,500	54,195
Toppan Printing Co., Ltd.	10,000	101,858
Toshiba Corp. (a) (b)	36,000	77,990
TOTO, Ltd.	2,200	83,021
Toyota Tsusho Corp.	2,900	87,705
West Japan Railway Co.	1,600	103,972
Yamato Holdings Co., Ltd.	4,300	90,009

		6,776,421

NETHERLANDS — 3.0%
Aalberts Industries NV	1,407	52,670
AerCap Holdings NV (a)	1,968	90,469
Boskalis Westminster	1,347	46,570
Koninklijke Philips NV	8,909	287,097
Randstad Holding NV (b)	1,764	102,070
Wolters Kluwer NV	1,077	44,884

		623,760

NEW ZEALAND — 0.5%
Freightways, Ltd.	12,175	63,747
Metro Performance Glass, Ltd.	32,278	29,333

		93,080

SINGAPORE — 0.8%
ComfortDelGro Corp., Ltd.	35,100	64,307
Keppel Corp., Ltd.	19,600	97,348

		161,655

SOUTH KOREA — 3.2%
CJ Corp.	166	25,828
Hanwha Techwin Co., Ltd. (a)	1,000	42,118
Hyundai Development Co-Engineering & Construction	818	29,734
Hyundai Engineering & Construction Co., Ltd.	804	35,588
Hyundai Glovis Co., Ltd.	227	29,839
Hyundai Heavy Industries Co., Ltd. (a)	393	57,985
Hyundai Merchant Marine Co., Ltd. (a)	3,090	22,796
KCC Corp.	85	26,907
Koentec Co., Ltd.	16,540	48,660
Korea Aerospace Industries, Ltd.	648	33,376
Ktis Corp.	20,198	61,499
LG Corp.	1,098	68,926
Samsung C&T Corp.	685	78,098
Samsung Heavy Industries Co., Ltd. (a)	4,996	50,036
SK Holdings Co., Ltd.	245	53,347

		664,737

SPAIN — 2.1%
Abertis Infraestructuras SA	4,626	74,711
ACS Actividades de Construccion y Servicios SA	3,220	109,845
Aena SA (c)	750	118,960
Ferrovial SA	3,794	76,126
Gamesa Corp. Tecnologica SA	2,888	68,511

		448,153

SWEDEN — 5.9%
Alfa Laval AB	4,052	76,744
Assa Abloy AB Class B	7,780	160,596
Atlas Copco AB Class A	4,999	177,098
Atlas Copco AB Class B	3,237	103,256
B&B Tools AB Class B	2,211	47,547
Sandvik AB	10,364	155,432
Securitas AB Class B	4,801	75,282
Skanska AB Class B	3,446	81,438
SKF AB Class B	3,329	66,108
Trelleborg AB Class B	3,962	85,157
Volvo AB Class A (b)	5,931	87,819
Volvo AB Class B (b)	8,259	122,382

		1,238,859

SWITZERLAND — 5.7%
ABB, Ltd.	17,529	410,315
Adecco Group AG	1,952	138,753
Geberit AG	413	178,164
Kuehne + Nagel International AG	798	112,810
Schindler Holding AG	427	82,674
SGS SA	69	147,313
Wolseley PLC	2,080	130,567

		1,200,596

UNITED KINGDOM — 9.7%
Aggreko PLC	3,510	38,777
Ashtead Group PLC	5,095	105,313
Babcock International Group PLC	6,826	75,284
BAE Systems PLC	27,442	220,473
Balfour Beatty PLC	11,762	39,623
Bunzl PLC	2,778	80,591

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Capita PLC	6,583	$46,468
CNH Industrial NV	7,377	71,326
Cobham PLC	23,950	39,831
DCC PLC	1,243	109,190
easyJet PLC	3,635	46,636
Firstgroup PLC (a)	23,162	38,231
G4S PLC	14,322	54,497
Howden Joinery Group PLC	5,563	30,169
IMI PLC	2,875	42,889
International Consolidated Airlines Group SA	8,849	58,535
Intertek Group PLC	1,347	66,263
Meggitt PLC	9,355	52,091
Melrose Industries PLC	21,254	59,267
RELX NV	9,485	176,112
RELX PLC	7,040	137,682
Rentokil Initial PLC	32,565	100,458
Rolls-Royce Holdings PLC (a)	13,901	131,064
Smiths Group PLC	5,450	110,334
Travis Perkins PLC	2,259	42,767
Weir Group PLC	2,803	67,191

		2,041,062

TOTAL COMMON STOCKS (Cost $20,388,653)		20,740,426

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e)	81,474	81,474

State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	403,542	403,542

TOTAL SHORT-TERM INVESTMENTS (Cost $485,016)		485,016

TOTAL INVESTMENTS — 101.2% (Cost $20,873,669)		21,225,442
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(248,234)

NET ASSETS — 100.0%		$20,977,208

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2017.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.6% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$428,751	$—	$—	$428,751
Austria	43,075	—	—	43,075
Canada	1,171,464	—	—	1,171,464
China	38,325	—	—	38,325
Denmark	520,241	—	—	520,241
Finland	339,215	—	—	339,215
France	2,084,429	—	—	2,084,429
Germany	1,573,464	—	—	1,573,464
Hong Kong	637,328	—	—	637,328
Ireland	360,455	—	—	360,455
Israel	46,244	—	—	46,244
Italy	249,112	—	—	249,112
Japan	6,776,421	—	—	6,776,421
Netherlands	623,760	—	—	623,760
New Zealand	93,080	—	—	93,080
Singapore	161,655	—	—	161,655
South Korea	664,737	—	—	664,737
Spain	448,153	—	—	448,153
Sweden	1,238,859	—	—	1,238,859

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Switzerland	$1,200,596	$—	$—	$1,200,596
United Kingdom	2,041,062	—	—	2,041,062
Short-Term Investments	485,016	—	—	485,016

TOTAL INVESTMENTS	$21,225,442	$—	$—	$21,225,442

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,949	$11,949	11	11,960	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	397,040	315,566	81,474	81,474	53
State Street Navigator Securities Lending Government Money Market Portfolio*	668,413	668,413	1,774,379	2,039,250	403,542	403,542	2,041

TOTAL		$680,362				$485,016	$2,094

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 12.6%
Alumina, Ltd. (a)	24,686	$33,709
Amcor, Ltd.	12,021	138,104
Arrium, Ltd. (b) (c)	13,738	—
BHP Billiton PLC	20,235	312,237
BHP Billiton, Ltd.	29,747	545,528
BlueScope Steel, Ltd.	6,489	60,689
Boral, Ltd.	15,193	67,685
DuluxGroup, Ltd.	3,369	16,782
Evolution Mining, Ltd.	10,657	17,072
Fortescue Metals Group, Ltd.	17,102	81,278
Iluka Resources, Ltd.	4,105	23,862
Incitec Pivot, Ltd.	18,149	52,057
Independence Group NL (a)	3,818	10,427
Newcrest Mining, Ltd.	8,002	135,943
Northern Star Resources, Ltd.	5,552	17,196
OceanaGold Corp.	5,643	16,671
Orica, Ltd.	4,395	59,008
Orora, Ltd.	8,662	19,559
OZ Minerals, Ltd.	5,153	30,779
Regis Resources, Ltd.	4,690	11,807
Resolute Mining, Ltd.	6,546	6,492
Saracen Mineral Holdings, Ltd. (b)	7,924	5,954
South32, Ltd. (d)	21,297	44,407
South32, Ltd. (d)	29,865	62,880
St. Barbara, Ltd. (b)	3,757	6,821

		1,776,947

AUSTRIA — 0.8%
RHI AG	958	24,596
Voestalpine AG	1,572	62,041
Wienerberger AG	958	20,370

		107,007

BELGIUM — 1.2%
Bekaert SA	273	13,392
Solvay SA	685	83,924
Tessenderlo Chemie NV (b)	260	10,373
Umicore SA	1,036	59,170

		166,859

CANADA — 12.7%
Agnico Eagle Mines, Ltd.	2,664	112,700
Agrium, Inc. (a)	1,439	136,946
Alamos Gold, Inc. Class A (a)	2,719	21,774
B2Gold Corp. (b)	8,857	25,170
Barrick Gold Corp.	11,587	219,464
Canam Group, Inc. (a)	1,235	6,121
Canfor Corp. (b)	633	8,605
CCL Industries, Inc. Class B	325	70,705
Centerra Gold, Inc.	1,543	8,851
Detour Gold Corp. (b)	1,634	18,672
Dominion Diamond Corp	794	10,014
Eldorado Gold Corp	7,355	25,093
Endeavour Mining Corp. (b)	611	11,820
First Majestic Silver Corp. (a) (b)	1,439	11,642
First Quantum Minerals, Ltd.	6,103	64,661
Fortuna Silver Mines, Inc. (b)	1,481	7,685
Franco-Nevada Corp.	1,766	115,363
Goldcorp, Inc.	8,614	125,304

Guyana Goldfields, Inc. (b)	1,078	5,812
HudBay Minerals, Inc.	2,224	14,575
IAMGOLD Corp. (b)	3,733	14,891
Interfor Corp. (b)	1,127	14,518
Intertape Polymer Group, Inc.	1,231	21,581
Kinross Gold Corp. (b)	11,997	42,189
Labrador Iron Ore Royalty Corp. (a)	607	8,484
Lundin Mining Corp.	4,950	27,800
MAG Silver Corp. (b)	1,039	13,564
Methanex Corp.	806	37,657
New Gold, Inc. (b)	4,937	14,696
Novagold Resources, Inc. (a) (b)	2,471	11,969
Osisko Gold Royalties, Ltd.	975	10,805
Pan American Silver Corp.	1,868	32,608
Potash Corp. of Saskatchewan, Inc. (a)	8,894	151,518
Pretium Resources, Inc. (b)	1,352	14,456
Richmont Mines, Inc. (b)	741	5,240
Seabridge Gold, Inc. (a) (b)	529	5,803
SEMAFO, Inc. (b)	3,783	11,375
Silver Standard Resources, Inc. (b)	1,300	13,764
Silver Wheaton Corp.	4,000	83,110
Stella-Jones, Inc.	325	9,528
Teck Resources, Ltd. Class B	4,605	100,411
Torex Gold Resources, Inc. (b)	763	15,001
Turquoise Hill Resources, Ltd. (b)	10,814	32,921
West Fraser Timber Co., Ltd.	529	22,062
Winpak, Ltd.	715	28,468
Yamana Gold, Inc.	9,022	24,827

		1,790,223

CHILE — 0.3%
Antofagasta PLC	3,783	39,476

DENMARK — 1.1%
Chr Hansen Holding A/S	961	61,867
Novozymes A/S Class B	2,199	87,419

		149,286

FINLAND — 1.9%
Huhtamaki Oyj	209	7,455
Outokumpu Oyj	2,830	27,665
Stora Enso Oyj Class R	8,604	101,963
UPM-Kymmene Oyj	5,691	134,031

		271,114

FRANCE — 3.7%
Air Liquide SA	3,977	455,560
Arkema SA	754	74,580

		530,140

GERMANY — 12.0%
Aurubis AG.	191	12,833
BASF SE	8,321	826,962
Covestro AG (e)	469	36,197
Evonik Industries AG	845	27,624
Fuchs Petrolub SE Preference Shares	412	20,151
HeidelbergCement AG	1,482	139,106
KS AG	2,079	48,452
Lanxess AG	781	52,533
Linde AG	1,920	320,557
Salzgitter AG	676	24,536
Symrise AG	958	63,875

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	4,391	$107,829
Wacker Chemie AG	144	14,870

		1,695,525

INDIA — 0.1%
Vedanta Resources PLC	1,458	14,768

IRELAND — 2.7%
CRH PLC	7,692	272,066
James Hardie Industries PLC	4,032	63,270
Smurfit Kappa Group PLC	1,742	46,150

		381,486

ISRAEL — 0.4%
Frutarom Industries, Ltd.	689	38,431
Israel Chemicals, Ltd.	4,240	17,985

		56,416

ITALY — 0.2%
Buzzi Unicem SpA	1,179	30,264

JAPAN — 17.3%
Air Water, Inc.	1,600	29,464
Asahi Kasei Corp.	13,833	134,072
Carlit Holdings Co., Ltd.	5,300	27,159
Daicel Corp.	3,800	45,731
Daido Steel Co., Ltd.	1,000	4,774
Daio Paper Corp.	1,200	15,324
Denka Co., Ltd.	12,855	66,680
DIC Corp.	700	25,819
Dowa Holdings Co., Ltd.	1,000	7,197
Fuji Seal International, Inc.	1,700	36,737
Hitachi Metals, Ltd.	900	12,616
Hokuetsu Kishu Paper Co., Ltd. (a)	1,300	9,053
JFE Holdings, Inc.	7,056	120,851
JSR Corp.	4,273	71,977
Kansai Paint Co., Ltd.	2,200	46,653
Kobe Steel, Ltd. (b)	3,964	36,143
Kuraray Co., Ltd.	2,200	33,327
Mitsubishi Chemical Holdings Corp.	18,502	143,028
Mitsubishi Gas Chemical Co., Inc.	2,000	41,497
Mitsubishi Materials Corp.	1,286	38,893
Mitsui Chemicals, Inc.	12,876	63,554
Mitsui Mining & Smelting Co., Ltd.	1,809	6,153
Nihon Nohyaku Co., Ltd.	900	5,646
Nippon Paint Holdings Co., Ltd.	1,700	59,118
Nippon Paper Industries Co., Ltd.	1,200	21,560
Nippon Shokubai Co., Ltd.	100	6,802
Nippon Steel & Sumitomo Metal Corp.	9,900	227,887
Nissan Chemical Industries, Ltd.	1,300	37,800
Nitto Denko Corp.	1,376	106,222
Oji Holdings Corp.	13,000	60,783
Rengo Co., Ltd.	2,000	11,541
Shin-Etsu Chemical Co., Ltd.	4,167	360,644
Showa Denko KK (b)	1,200	21,377
Sumitomo Chemical Co., Ltd.	13,838	77,243
Sumitomo Metal Mining Co., Ltd.	4,000	56,843
Sumitomo Osaka Cement Co., Ltd.	1,000	4,155
T&K Toka Co., Ltd.	1,300	12,366
Taiheiyo Cement Corp.	13,744	45,883
Taisei Lamick Co., Ltd.	900	22,664
Taiyo Nippon Sanso Corp.	1,300	15,190

Teijin, Ltd.	1,161	21,870
Tokushu Tokai Paper Co., Ltd.	600	22,427
Tokuyama Corp. (b)	1,000	4,828
Tokyo Ohka Kogyo Co., Ltd.	100	3,316
Toray Industries, Inc.	13,838	122,571
Tosoh Corp.	5,000	43,884
Toyo Seikan Group Holdings, Ltd.	1,300	21,093
Ube Industries, Ltd.	14,866	33,486

		2,443,901

LUXEMBOURG — 1.3%
APERAM SA (a)	662	33,172
ArcelorMittal (b)	17,077	144,035

		177,207

MEXICO — 0.2%
Fresnillo PLC	1,666	32,415

NETHERLANDS — 2.6%
Akzo Nobel NV	2,673	222,223
AMG Advanced Metallurgical Group NV	607	14,104
Koninklijke DSM NV	2,038	138,217

		374,544

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	4,287	24,934
Steel & Tube Holdings, Ltd.	3,979	6,536

		31,470

NORWAY — 1.2%
Norsk Hydro ASA	12,693	73,685
Yara International ASA	2,440	93,919

		167,604

PERU — 0.1%
Hochschild Mining PLC	2,341	8,135

PORTUGAL — 0.0% (f)
Navigator Co., SA	1,446	5,824

SOUTH AFRICA — 0.5%
Mondi PLC	3,212	77,397

SOUTH KOREA — 5.2%
Aekyung Petrochemical Co., Ltd.	555	6,204
Dongkuk Industries Co., Ltd.	2,807	12,199
Hanwha Chemical Corp.	1,198	28,281
Hyosung Corp.	272	32,957
Hyundai Steel Co.	948	49,591
Jenax, Inc. (b)	324	6,403
Kolon Industries, Inc.	92	5,824
Korea Petrochemical Ind Co., Ltd.	39	8,544
Korea Zinc Co., Ltd.	182	70,307
Kukdo Chemical Co., Ltd.	243	10,702
LG Chem, Ltd.	499	131,187
Lotte Chemical Corp.	170	56,322
OCI Co., Ltd.	191	14,466
Poongsan Holdings Corp.	273	11,474
POSCO ADR	3,228	208,206
SK Chemicals Co., Ltd.	139	8,067
Taekwang Industrial Co., Ltd.	25	20,343
Tongyang, Inc.	2,758	5,907
Wonik Materials Co., Ltd. (b)	221	11,561
Youlchon Chemical Co., Ltd.	2,796	33,503

		732,048

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.1%
Acerinox SA	1,387	$19,471

SWEDEN — 0.9%
Boliden AB	2,687	80,354
Hexpol AB	2,445	25,167
SSAB AB Class A (a) (b)	4,775	18,970
SSAB AB Class B (b)	1,610	5,298

		129,789

SWITZERLAND — 10.4%
Clariant AG (b)	2,706	51,095
EMS-Chemie Holding AG	79	46,053
Givaudan SA	74	133,369
Glencore PLC (b)	111,871	438,063
Gurit Holding AG (b)	13	11,247
LafargeHolcim, Ltd. (b) (d)	2,479	146,618
LafargeHolcim, Ltd. (b) (d)	2,165	128,514
Sika AG	14	84,060
Syngenta AG	965	426,222

		1,465,241

UNITED KINGDOM — 8.7%
Acacia Mining PLC	1,456	8,184
Anglo American PLC (b)	13,323	203,165
Centamin PLC	10,229	22,090
Croda International PLC	1,247	55,574
DS Smith PLC	8,535	46,330
Elementis PLC	3,406	12,317
Essentra PLC	2,251	14,777
Johnson Matthey PLC	2,568	98,903
Randgold Resources, Ltd.	883	76,904
Rio Tinto PLC	11,088	444,997
Rio Tinto, Ltd.	4,165	192,098
RPC Group PLC	3,694	36,099
Victrex PLC	820	19,482

		1,230,920

UNITED STATES — 0.4%
Sims Metal Management, Ltd.	3,103	29,258
Tahoe Resources, Inc.	3,002	24,040

		53,298

TOTAL COMMON STOCKS (Cost $16,339,698)		13,958,775

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	6,147	6,147
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	336,220	336,220

TOTAL SHORT-TERM INVESTMENTS (Cost $342,367)		342,367

TOTAL INVESTMENTS — 101.2% (Cost $16,682,065)		14,301,142
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(171,078)

NET ASSETS — 100.0%		$14,130,064

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.3% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,776,947	$—	$0	(a)	$1,776,947
Austria	107,007	—	—		107,007
Belgium	166,859	—	—		166,859
Canada	1,790,223	—	—		1,790,223
Chile	39,476	—	—		39,476

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Denmark	$149,286	$—	$—	$149,286
Finland	271,114	—	—	271,114
France	530,140	—	—	530,140
Germany	1,695,525	—	—	1,695,525
India	14,768	—	—	14,768
Ireland	381,486	—	—	381,486
Israel	56,416	—	—	56,416
Italy	30,264	—	—	30,264
Japan	2,443,901	—	—	2,443,901
Luxembourg	177,207	—	—	177,207
Mexico	32,415	—	—	32,415
Netherlands	374,544	—	—	374,544
New Zealand	31,470	—	—	31,470
Norway	167,604	—	—	167,604
Peru	8,135	—	—	8,135
Portugal	5,824	—	—	5,824
South Africa	77,397	—	—	77,397
South Korea	732,048	—	—	732,048
Spain	19,471	—	—	19,471
Sweden	129,789	—	—	129,789
Switzerland	1,465,241	—	—	1,465,241
United Kingdom	1,230,920	—	—	1,230,920
United States	53,298	—	—	53,298
Short-Term Investments	342,367	—	—	342,367

TOTAL INVESTMENTS	$14,301,142	$—	$0	$14,301,142

(a)	Fund held Level 3 security that was valued at $0 at March 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81	$81	112	193	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,120,253	1,114,106	6,147	6,147	66
State Street Navigator Securities Lending Government Money Market Portfolio*	264,905	264,905	1,806,530	1,735,215	336,220	336,220	987

TOTAL		$264,986				$342,367	$1,053

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.2%
AUSTRALIA — 1.0%
Aconex, Ltd. (a) (b)	4,683	$14,040
Altium, Ltd. (a)	2,741	15,891
carsales.com, Ltd.	6,529	55,584
Computershare, Ltd.	14,013	150,299
Link Administration Holdings, Ltd.	7,092	41,820
NEXTDC, Ltd. (b)	3,996	12,437

		290,071

AUSTRIA — 0.3%
ams AG	1,527	82,608

BELGIUM — 0.2%
Barco NV	645	64,778

CANADA — 3.7%
Avigilon Corp. (a) (b)	586	6,784
BlackBerry, Ltd. (b)	11,775	90,940
Canadian Solar, Inc. (b)	733	8,994
Celestica, Inc. (b)	3,876	56,208
CGI Group, Inc. Class A (b)	6,497	310,418
Constellation Software, Inc.	434	212,664
DH Corp.	3,032	57,382
Kinaxis, Inc. (b)	494	27,474
Open Text Corp.	5,436	184,237
Sandvine Corp.	4,087	9,439
Shopify, Inc. Class A (b)	1,244	84,612
Sierra Wireless, Inc. (b)	502	13,287

		1,062,439

CHINA — 0.0% (c)
New Sports Group, Ltd. (b)	300,000	2,702
Technovator International, Ltd.	24,000	9,265

		11,967

DENMARK — 0.4%
Nets A/S (b) (d)	2,377	38,461
SimCorp A/S	1,527	92,243

		130,704

FINLAND — 2.4%
Nokia Oyj (e)	74,948	403,208
Nokia Oyj (e)	39,837	214,487
Tieto Oyj	2,853	77,903

		695,598

FRANCE — 4.3%
Alten SA	252	19,374
Altran Technologies SA (b)	2,863	48,320
Atos SE	1,713	212,436
Cap Gemini SA	3,675	340,232
Criteo SA ADR (b)	1,226	61,288
Dassault Systemes SE	2,855	247,766
Ingenico Group SA	1,238	117,130
Neopost SA	1,103	42,458
SOITEC (b)	241	10,236
Sopra Steria Group	332	47,458
Ubisoft Entertainment SA (b)	2,438	104,420

		1,251,118

GERMANY — 9.8%
ADVA Optical Networking SE (b)	2,601	29,335

AIXTRON SE (b)	3,320	12,368
Infineon Technologies AG	25,340	518,875
Rocket Internet SE (b) (d)	1,085	18,602
SAP SE	19,376	1,906,156
Scout24 AG (b) (d)	463	15,525
SMA Solar Technology AG (a)	432	10,939
Software AG	1,481	58,711
United Internet AG	3,063	135,890
Wirecard AG (a)	2,375	131,835

		2,838,236

HONG KONG — 0.8%
ASM Pacific Technology, Ltd.	7,849	106,754
China Goldjoy Group, Ltd.	108,000	10,562
China Innovationpay Group, Ltd. (b)	180,000	13,202
Landing International Development, Ltd. (a) (b)	266,651	1,853
PAX Global Technology, Ltd. (a)	27,000	17,232
Peace Map Holding, Ltd. (b)	280,000	4,035
Tongda Group Holdings, Ltd.	30,000	10,577
Truly International Holdings, Ltd.	32,000	11,365
VTech Holdings, Ltd.	4,671	55,837

		231,417

IRELAND — 0.1%
Datalex PLC	4,514	18,346

ISLE OF MAN — 0.2%
Paysafe Group PLC (b)	8,474	49,548

ISRAEL — 2.1%
Check Point Software Technologies, Ltd. (b)	2,864	294,018
CyberArk Software, Ltd. (b)	541	27,521
Ituran Location and Control, Ltd.	1,358	41,894
Mellanox Technologies, Ltd. (b)	883	44,989
Nice, Ltd.	1,747	117,125
Tower Semiconductor, Ltd. (b)	1,791	41,345
Wix.com, Ltd. (b)	629	42,709

		609,601

ITALY — 0.1%
Reply SpA	226	35,798

JAPAN — 29.4%
Advantest Corp.	4,778	89,188
Alps Electric Co., Ltd.	4,447	125,911
Anritsu Corp.	4,200	31,737
Azbil Corp.	1,786	59,945
Brother Industries, Ltd.	5,948	124,106
Canon, Inc.	22,319	695,228
Capcom Co., Ltd.	400	7,793
Citizen Watch Co., Ltd.	8,955	57,380
COLOPL, Inc. (a)	1,500	13,892
COOKPAD, Inc. (a)	300	2,531
DDS, Inc. (b)	1,300	14,396
DeNA Co., Ltd. (a)	2,700	54,737
Dip Corp.	900	19,619
Disco Corp.	300	45,580
FUJIFILM Holdings Corp.	9,125	356,058
Fujitsu, Ltd.	43,688	266,958
GMO internet, Inc.	1,200	14,172
GMO Payment Gateway, Inc. (a)	200	9,961

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

GungHo Online Entertainment, Inc. (a)	8,700	$19,363
Gurunavi, Inc.	1,200	25,092
Hamamatsu Photonics KK	4,200	120,802
Hirose Electric Co., Ltd.	900	124,383
Hitachi High-Technologies Corp.	1,677	68,251
Hitachi Kokusai Electric, Inc.	1,300	29,761
Hitachi, Ltd.	92,325	499,200
Horiba, Ltd.	1,486	79,614
Ibiden Co., Ltd.	4,370	68,003
Infomart Corp. (a)	2,600	14,840
Istyle, Inc. (a)	2,800	23,017
Japan Display, Inc. (a) (b)	7,450	17,383
Kakaku.com, Inc. (a)	4,200	57,103
Keyence Corp.	1,400	560,100
Konami Holdings Corp.	2,785	118,093
Konica Minolta, Inc.	11,906	106,420
Kyocera Corp.	7,483	416,491
LINE Corp. (b)	200	7,673
Mixi, Inc.	1,100	52,912
Murata Manufacturing Co., Ltd.	4,369	620,866
NEC Corp.	39,578	95,189
Nexon Co., Ltd.	4,200	66,677
Nintendo Co., Ltd.	2,583	598,867
Nippon Electric Glass Co., Ltd.	9,933	59,992
Nomura Research Institute, Ltd.	3,200	117,742
NTT Data Corp.	3,192	151,250
Obic Co., Ltd.	1,790	85,139
Oki Electric Industry Co., Ltd.	1,777	25,547
Omron Corp.	4,561	199,951
Otsuka Corp.	1,600	86,727
Renesas Electronics Corp. (a) (b)	6,200	64,932
Ricoh Co., Ltd.	14,801	121,670
Rohm Co., Ltd.	1,780	118,209
SCREEN Holdings Co., Ltd.	987	72,544
SCSK Corp.	1,500	59,499
Seiko Epson Corp.	7,200	151,457
Shimadzu Corp.	4,400	69,852
SMS Co., Ltd.	1,000	25,334
Square Enix Holdings Co., Ltd.	1,300	36,750
Sumco Corp.	4,278	71,178
Taiyo Yuden Co., Ltd. (a)	3,284	41,437
TDK Corp.	2,878	182,087
TIS, Inc.	2,879	73,170
Tokyo Electron, Ltd.	3,270	356,698
Topcon Corp.	2,200	39,329
Trend Micro, Inc.	2,781	123,539
Ulvac, Inc.	1,100	51,234
Wacom Co., Ltd. (a)	4,600	16,595
Yahoo! Japan Corp.	29,919	138,009
Yaskawa Electric Corp.	7,312	146,594
Yokogawa Electric Corp.	6,235	98,032

		8,563,789

NETHERLANDS — 6.9%
ASM International NV	1,885	106,087
ASML Holding NV	8,970	1,193,476
Cimpress NV (b)	995	85,759
Gemalto NV	2,019	113,111
InterXion Holding NV (b)	1,014	40,114
NXP Semiconductors NV (b)	4,580	474,030

		2,012,577

NEW ZEALAND — 0.1%
Xero, Ltd. (b)	2,251	31,141

NORWAY — 0.0% (c)
Nordic Semiconductor ASA (b)	3,208	11,691

SINGAPORE — 0.4%
IGG, Inc.	17,000	23,581
Venture Corp., Ltd.	9,725	79,829

		103,410

SOUTH KOREA — 21.1%
Actoz Soft Co., Ltd. (b)	82	1,507
Advanced Process Systems Corp. (b) (f)	646	16,088
AfreecaTV Co., Ltd.	193	3,633
Ahnlab, Inc.	200	26,344
Bluecom Co., Ltd.	233	2,250
Com2uSCorp.	252	27,289
Daeduck Electronics Co.	1,856	15,900
Daou Technology, Inc.	343	6,226
Dongbu HiTek Co., Ltd. (b)	378	6,456
DuzonBizon Co., Ltd.	387	8,565
Eo Technics Co., Ltd.	100	7,798
G-SMATT GLOBAL Co., Ltd. (b)	303	3,617
G-treeBNT Co., Ltd. (b)	517	7,258
Gamevil, Inc. (b)	150	7,377
GemVax & Kael Co., Ltd. (b)	636	7,621
Homecast Co., Ltd. (b)	232	2,058
Kakao Corp.	606	45,031
KH Vatec Co., Ltd.	236	2,954
LG Display Co., Ltd. ADR (b)	10,401	141,662
LG Innotek Co., Ltd.	357	43,576
Lumens Co., Ltd. (b)	2,276	6,991
NAVER Corp.	459	350,930
NCSoft Corp.	300	81,821
Neowiz Games Corp. (b)	656	6,922
Nexon GT Co., Ltd. (b)	245	1,796
NHN Entertainment Corp. (b)	479	25,657
NHN KCP Corp. (b)	249	3,006
Partron Co., Ltd.	1,137	11,692
Sam Young Electronics Co., Ltd.	2,560	28,615
Samsung Electro-Mechanics Co., Ltd.	1,061	65,939
Samsung Electronics Co., Ltd. GDR	4,912	4,506,760
Samsung SDI Co., Ltd.	907	111,925
Samsung SDS Co., Ltd.	610	72,820
Seoul Semiconductor Co., Ltd.	1,600	24,895
SK Hynix, Inc.	9,360	422,677
SundayToz Corp. (b)	75	1,553
Texcell-NetCom Co., Ltd. (b)	908	6,382
Tovis Co., Ltd.	955	6,763
UniTest, Inc.	449	3,899
Viatron Technologies, Inc.	423	7,546
Webzen, Inc. (b)	193	3,719
WeMade Entertainment Co., Ltd.	98	2,550
Wonik Holdings Co., Ltd. (b)	2,214	10,869

		6,148,937

SPAIN — 1.7%
Amadeus IT Group SA	8,734	444,279
Indra Sistemas SA (b)	3,498	44,783

		489,062

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SWEDEN — 2.5%
Fingerprint Cards AB Class B (a) (b)	6,568	$26,586
Hexagon AB Class B	5,929	239,065
Mycronic AB	1,249	12,835
NetEnt AB (b)	4,356	35,128
Starbreeze AB (a) (b)	7,513	12,875
Telefonaktiebolaget LM Ericsson Class B (a)	61,561	412,323

		738,812

SWITZERLAND — 1.9%
Logitech International SA	4,550	144,780
Meyer Burger Technology AG (a) (b)	12,633	10,728
Myriad Group AG (b)	5,863	9,606
STMicroelectronics NV	14,990	229,586
Temenos Group AG	1,817	144,496
u-blox Holding AG (b)	71	15,641

		554,837

UNITED KINGDOM — 5.0%
Atlassian Corp. PLC Class A (b)	1,271	38,066
Auto Trader Group PLC (d)	17,558	86,131
AVEVA Group PLC	2,240	54,620
Dialog Semiconductor PLC (b)	2,001	102,439
Electrocomponents PLC	12,870	76,186
FDM Group Holdings PLC	1,811	16,713
Fidessa Group PLC	995	31,005
Halma PLC	6,871	87,980
Imagination Technologies Group PLC (b)	6,495	21,786
Just Eat PLC (b)	9,486	67,138
Kainos Group PLC	2,630	7,498
Micro Focus International PLC	4,518	128,696
Moneysupermarket.com Group PLC	9,527	39,337
NCC Group PLC	7,494	12,463
Playtech PLC	3,768	43,866
Rightmove PLC	1,957	97,592
Sage Group PLC	28,974	228,434
Sophos Group PLC (d)	5,261	17,868
Spectris PLC	3,780	118,073
Spirent Communications PLC	22,614	33,721
Worldpay Group PLC (d)	28,175	104,074
Xaar PLC	3,080	13,672
ZPG PLC (d)	6,136	27,852

		1,455,210

UNITED STATES — 1.8%
Flex, Ltd. (b)	14,453	242,810
Globant SA (a) (b)	402	14,633
Mitel Networks Corp. (b)	2,464	17,076
Mobileye NV (b)	3,637	223,312

Stratasys, Ltd. (b)	792	16,228

		514,059

TOTAL COMMON STOCKS (Cost $25,918,013)		27,995,754

RIGHTS — 0.0% (c)
HONG KONG — 0.0% (c)
Landing International Development, Ltd. (expiring 4/19/17) (a) (b) (Cost $1,621)	783,255	403

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (g) (h)	2,846	2,846
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	417,060	417,060

TOTAL SHORT-TERM INVESTMENTS (Cost $419,906)		419,906

TOTAL INVESTMENTS — 97.7% (Cost $26,339,540)		28,416,063
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		676,569

NET ASSETS — 100.0%		$29,092,632

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of securities is $16,088 representing 0.1% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$290,071	$—	$—	$290,071
Austria	82,608	—	—	82,608
Belgium	64,778	—	—	64,778
Canada	1,062,439	—	—	1,062,439
China	11,967	—	—	11,967
Denmark	130,704	—	—	130,704
Finland	695,598	—	—	695,598
France	1,251,118	—	—	1,251,118
Germany	2,838,236	—	—	2,838,236
Hong Kong	231,417	—	—	231,417
Ireland	18,346	—	—	18,346
Isle of Man	49,548	—	—	49,548
Israel	609,601	—	—	609,601
Italy	35,798	—	—	35,798
Japan	8,563,789	—	—	8,563,789
Netherlands	2,012,577	—	—	2,012,577
New Zealand	31,141	—	—	31,141
Norway	11,691	—	—	11,691
Singapore	103,410	—	—	103,410
South Korea	6,132,849	16,088	—	6,148,937
Spain	489,062	—	—	489,062
Sweden	738,812	—	—	738,812
Switzerland	554,837	—	—	554,837
United Kingdom	1,455,210	—	—	1,455,210
United States	514,059	—	—	514,059
Rights
Hong Kong	—	403	—	403
Short-Term Investments	419,906	—	—	419,906

TOTAL INVESTMENTS	$28,399,572	$16,491	$—	$28,416,063

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,021	$2,021	—	2,021	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	180,432	177,586	2,846	2,846	38
State Street Navigator Securities Lending Government Money Market Portfolio*	796,074	796,074	1,080,980	1,459,994	417,060	417,060	3,446

TOTAL		$798,095				$419,906	$3,484

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.8%
Amaysim Australia, Ltd.	14,007	$20,302
SpeedCast International, Ltd. (a)	11,783	31,370
Superloop, Ltd. (b)	8,601	15,025
Telstra Corp., Ltd.	308,772	1,097,648
TPG Telecom, Ltd. (a)	22,534	119,815
Vocus Group, Ltd. (a)	44,925	148,051

		1,432,211

AUSTRIA — 0.1%
Telekom Austria AG	6,347	43,365

BELGIUM — 1.0%
Orange Belgium SA (b)	1,995	42,760
Proximus SADP	10,401	327,224

		369,984

CANADA — 7.1%
BCE, Inc. (c)	17,289	765,384
BCE, Inc. (c)	5,240	231,343
Rogers Communications, Inc. Class B	26,575	1,175,147
TELUS Corp.	14,406	467,907

		2,639,781

CHINA — 0.0% (d)
APT Satellite Holdings, Ltd.	26,500	14,151

DENMARK — 0.8%
TDC A/S	59,460	307,530

FINLAND — 1.2%
DNA Oyj	4,407	53,499
Elisa Oyj	11,103	393,663

		447,162

FRANCE — 6.1%
Iliad SA	1,959	439,269
Orange SA	106,270	1,655,473
SFR Group SA (b)	5,426	171,141

		2,265,883

GERMANY — 8.9%
Deutsche Telekom AG	148,823	2,614,426
Drillisch AG	3,167	161,573
Freenet AG	9,375	305,724
QSC AG	7,069	11,742
Telefonica Deutschland Holding AG	45,634	226,956

		3,320,421

HONG KONG — 1.6%
HKBN, Ltd.	72,760	81,266
HKT Trust & HKT, Ltd.	206,208	265,869
Hutchison Telecommunications Hong Kong Holdings, Ltd.	106,000	31,507
PCCW, Ltd.	299,664	176,602
SmarTone Telecommunications Holdings, Ltd.	30,000	38,680

		593,924

ISRAEL — 1.0%
B Communications, Ltd.	848	17,030
Bezeq The Israeli Telecommunication Corp., Ltd.	149,549	268,163

Cellcom Israel, Ltd. (b)	3,874	40,068
magicJack VocalTec, Ltd. (b)	884	7,558
Partner Communications Co., Ltd. (b)	8,911	46,758

		379,577

ITALY — 3.4%
Ei Towers SpA	1,289	72,655
Infrastrutture Wireless Italiane SpA (e)	17,173	90,772
Telecom Italia RSP/Milano	441,547	323,023
Telecom Italia SpA/Milano (b)	845,788	762,588
Tiscali SpA (b)	112,567	5,803

		1,254,841

JAPAN — 22.7%
Freebit Co., Ltd.	700	5,616
Japan Communications, Inc. (a) (b)	10,200	17,484
KDDI Corp.	83,390	2,186,714
Nippon Telegraph & Telephone Corp.	38,094	1,624,542
NTT DOCOMO, Inc.	69,158	1,609,011
Okinawa Cellular Telephone Co.	1,100	35,587
SoftBank Group Corp.	42,078	2,968,835
WirelessGate, Inc.	400	5,367

		8,453,156

LUXEMBOURG — 0.7%
Millicom International Cellular SA SDR	4,378	245,028

NETHERLANDS — 2.6%
Koninklijke KPN NV	316,753	956,385

NEW ZEALAND — 1.1%
Chorus, Ltd.	29,176	88,109
Spark New Zealand, Ltd.	134,329	328,659

		416,768

NORWAY — 2.3%
Telenor ASA	51,232	852,385

PORTUGAL — 0.0% (d)
Pharol SGPS SA	32,944	13,248

SINGAPORE — 4.7%
M1, Ltd. (a)	27,200	41,463
Singapore Telecommunications, Ltd.	581,954	1,632,620
StarHub, Ltd.	42,289	87,162

		1,761,245

SOUTH KOREA — 3.1%
KT Corp. ADR (b)	16,285	274,077
LG Uplus Corp.	15,865	202,870
Sejong Telecom, Inc. (b)	8,652	7,698
SK Telecom Co., Ltd. ADR	26,684	671,903

		1,156,548

SPAIN — 6.9%
Cellnex Telecom SA (e)	11,152	184,580
Euskaltel SA (e)	8,071	82,870
Telefonica SA	204,450	2,292,749

		2,560,199

SWEDEN — 3.2%
Com Hem Holding AB	8,387	96,473
Tele2 AB Class B	26,129	250,365
Telia Co. AB	202,350	851,936

		1,198,774

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 2.8%
Sunrise Communications Group AG (e)	2,503	$188,797
Swisscom AG	1,883	869,309

		1,058,106

UNITED KINGDOM — 14.2%
BT Group PLC	404,537	1,609,625
Inmarsat PLC	32,856	349,426
KCOM Group PLC	39,522	44,478
TalkTalk Telecom Group PLC (a)	39,016	92,453
Vodafone Group PLC	1,222,423	3,180,973

		5,276,955

TOTAL COMMON STOCKS (Cost $39,267,320)		37,017,627

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g)	20,501	20,501
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	295,032	295,032

TOTAL SHORT-TERM INVESTMENTS (Cost $315,533)		315,533

TOTAL INVESTMENTS — 100.1% (Cost $39,582,853)		37,333,160
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(49,497)

NET ASSETS — 100.0%		$37,283,663

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,432,211	$—	$—	$1,432,211
Austria	43,365	—	—	43,365
Belgium	369,984	—	—	369,984
Canada	2,639,781	—	—	2,639,781
China	14,151	—	—	14,151
Denmark	307,530	—	—	307,530
Finland	447,162	—	—	447,162
France	2,265,883	—	—	2,265,883
Germany	3,320,421	—	—	3,320,421
Hong Kong	593,924	—	—	593,924
Israel	379,577	—	—	379,577
Italy	1,254,841	—	—	1,254,841
Japan	8,453,156	—	—	8,453,156
Luxembourg	245,028	—	—	245,028
Netherlands	956,385	—	—	956,385
New Zealand	416,768	—	—	416,768
Norway	852,385	—	—	852,385
Portugal	13,248	—	—	13,248
Singapore	1,761,245	—	—	1,761,245

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$1,156,548	$—	$—	$1,156,548
Spain	2,560,199	—	—	2,560,199
Sweden	1,198,774	—	—	1,198,774
Switzerland	1,058,106	—	—	1,058,106
United Kingdom	5,276,955	—	—	5,276,955
Short-Term Investments	315,533	—	—	315,533

TOTAL INVESTMENTS	$37,333,160	$—	$—	$37,333,160

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,354	$16,354	26	16,380	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	431,289	410,788	20,501	20,501	47
State Street Navigator Securities Lending Government Money Market Portfolio*	250,771	250,771	5,608,708	5,564,447	295,032	295,032	7,400

TOTAL		$267,125				$315,533	$7,447

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.6%
AGL Energy, Ltd.	30,048	$604,456
APA Group	49,714	339,802
AusNet Services	77,351	99,427
DUET Group	107,343	228,463
ERM Power, Ltd. (a)	7,489	7,484
Infigen Energy (b)	33,759	25,882
Spark Infrastructure Group	74,784	135,206

		1,440,720

AUSTRIA — 0.4%
EVN AG	1,378	17,612
Verbund AG	5,240	89,195

		106,807

BELGIUM — 0.3%
Elia System Operator SA	1,301	68,795

CANADA — 7.8%
Algonquin Power & Utilities Corp. (a)	16,670	158,744
Atco, Ltd. Class I	3,335	129,309
Boralex, Inc. Class A	2,480	39,906
Canadian Utilities, Ltd. Class A	5,322	155,472
Capital Power Corp. (a)	3,826	74,761
Emera, Inc.	9,312	328,031
Fortis, Inc.	18,439	609,310
Hydro One, Ltd. (c)	7,370	134,010
Innergex Renewable Energy, Inc.	4,169	44,702
Just Energy Group, Inc	3,981	24,925
Northland Power, Inc. (a)	5,116	94,214
Superior Plus Corp. (a)	6,406	61,963
TransAlta Corp.	13,112	76,884
TransAlta Renewables, Inc. (a)	3,879	45,810
Valener, Inc. (a)	1,683	27,586

		2,005,627

CHINA — 0.8%
China Everbright Water, Ltd.	31,838	10,823
ENN Energy Holdings, Ltd.	33,000	185,775

		196,598

DENMARK — 1.4%
DONG Energy A/S (c)	9,322	360,532

FINLAND — 1.2%
Fortum Oyj	19,429	308,171

FRANCE — 8.2%
Albioma SA	1,206	21,373
Direct Energie (a)	593	23,673
Electricite de France SA (a)	18,201	153,633
Engie SA	71,848	1,020,502
Rubis SCA	1,935	190,132
Suez Environment Co.	16,626	263,267
Veolia Environnement SA	22,838	428,927

		2,101,507

GERMANY — 6.1%
Capital Stage AG	3,736	24,734
E.ON SE	97,864	779,899
Innogy SE (b) (c)	6,168	233,434
RWE AG (b)	21,586	358,661
RWE AG Preference Shares	1,917	23,856

Uniper SE (b)	8,576	144,742

		1,565,326

HONG KONG — 9.7%
Canvest Environmental Protection Group Co., Ltd. (a)	28,000	16,790
Cheung Kong Infrastructure Holdings, Ltd.	33,300	261,378
China Ruifeng Renewable Energy Holdings, Ltd. (b)	70,171	7,224
China Water Industry Group, Ltd. (b)	61,045	11,625
CLP Holdings, Ltd.	87,500	914,801
HK Electric Investments & HK Electric Investments, Ltd. (c)	102,671	94,592
Hong Kong & China Gas Co., Ltd.	328,329	656,531
Power Assets Holdings, Ltd.	58,000	500,032
Towngas China Co., Ltd. (b)	46,000	25,985
United Photovoltaics Group, Ltd. (b)	166,000	19,865

		2,508,823

ITALY — 9.1%
A2A SpA	69,151	104,876
ACEA SpA	2,084	28,441
Ascopiave SpA	3,884	14,415
Enel SpA	343,200	1,620,244
ERG SpA	2,216	27,967
Falck Renewables SpA	6,832	8,162
Hera SpA	26,152	72,948
Iren SpA	27,522	57,283
Italgas SpA (b)	22,036	96,914
Terna Rete Elettrica Nazionale SpA	62,514	310,908

		2,342,158

JAPAN — 12.5%
Chubu Electric Power Co., Inc.	32,188	430,695
Chugoku Electric Power Co., Inc.	14,687	162,383
Electric Power Development Co., Ltd.	7,800	182,348
eRex Co., Ltd.	1,800	21,210
Hiroshima Gas Co., Ltd.	2,000	6,533
Hokkaido Electric Power Co., Inc.	8,900	67,251
Hokkaido Gas Co., Ltd. (a)	4,000	9,872
Hokuriku Electric Power Co. (a)	9,094	88,141
K&O Energy Group, Inc.	597	9,472
Kansai Electric Power Co., Inc.	35,998	441,616
Kyushu Electric Power Co., Inc. (a)	21,192	225,556
Okinawa Electric Power Co., Inc. (a)	1,700	40,368
Osaka Gas Co., Ltd.	92,958	352,878
Saibu Gas Co., Ltd.	15,000	34,461
Shikoku Electric Power Co., Inc. (a)	9,100	99,877
Shizuoka Gas Co., Ltd.	2,900	19,649
Toho Gas Co., Ltd.	23,000	162,443
Tohoku Electric Power Co., Inc.	22,472	304,117
Tokyo Electric Power Co. Holdings, Inc. (b)	35,599	139,291
Tokyo Gas Co., Ltd.	89,958	408,981
West Holdings Corp.	600	4,474

		3,211,616

NEW ZEALAND — 1.6%
Contact Energy, Ltd.	32,069	113,434
Genesis Energy, Ltd.	22,048	32,058
Infratil, Ltd.	24,852	50,555
Mercury NZ, Ltd.	28,646	63,079

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value

Meridian Energy, Ltd.	53,214	$104,158
Tilt Renewables, Ltd.	3,129	4,681
Trustpower, Ltd.	3,129	10,062
Vector, Ltd.	11,433	25,575

		403,602

NORWAY — 0.1%
Scatec Solar ASA (c)	3,145	14,024

PORTUGAL — 1.5%
EDP — Energias de Portugal SA	108,873	369,713
REN — Redes Energeticas Nacionais SGPS SA	8,935	26,959

		396,672

SINGAPORE — 0.2%
Hyflux, Ltd.	19,700	8,036
Kenon Holdings, Ltd. (b)	929	10,725
Keppel Infrastructure Trust	118,738	43,338

		62,099

SOUTH KOREA — 2.2%
E1 Corp.	137	6,726
EcoBio Holdings Co., Ltd. (b)	369	3,112
Korea District Heating Corp.	122	7,298
Korea Electric Power Corp. ADR (b)	22,983	476,438
Korea Gas Corp. (b)	1,237	49,721
KyungDong City Gas Co., Ltd.	46	2,970
Samchully Co., Ltd.	130	12,438

		558,703

SPAIN — 12.5%
Acciona SA.	1,161	93,292
Atlantica Yield PLC	2,534	53,113
EDP Renovaveis SA	8,866	65,724
Endesa SA	14,151	333,428
Gas Natural SDG SA	16,079	353,232
Iberdrola SA	269,987	1,936,166
Red Electrica Corp. SA	19,320	371,947
Saeta Yield SA	2,804	25,612

		3,232,514

SWITZERLAND — 0.2%
Alpiq Holding AG (b)	201	17,702
BKW AG	490	26,508

		44,210

UNITED KINGDOM — 18.3%
Centrica PLC	243,584	660,959
Drax Group PLC	18,204	74,071

National Grid PLC	175,155	2,219,794
Pennon Group PLC	18,363	202,525
Severn Trent PLC	10,520	313,346
SSE PLC	44,799	826,839
Telecom Plus PLC	2,844	42,569
United Utilities Group PLC	30,418	377,890

		4,717,993

UNITED STATES — 0.0%(d)
Atlantic Power Corp. (a) (b)	4,730	12,449

TOTAL COMMON STOCKS (Cost $31,402,057)		25,658,946

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (e) (f)	11,019	11,019
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	860,733	860,733

TOTAL SHORT-TERM INVESTMENTS (Cost $871,752)		871,752

TOTAL INVESTMENTS — 103.1% (Cost $32,273,809)		26,530,698
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(800,956)

NET ASSETS — 100.0%		$25,729,742

(a)	All or a portion of the shares of the security are on loan at March 31, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,440,720	$—	$—	$1,440,720
Austria	106,807	—	—	106,807

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Belgium	$68,795	$—	$—	$68,795
Canada	2,005,627	—	—	2,005,627
China	196,598	—	—	196,598
Denmark	360,532	—	—	360,532
Finland	308,171	—	—	308,171
France	2,101,507	—	—	2,101,507
Germany	1,565,326	—	—	1,565,326
Hong Kong	2,508,823	—	—	2,508,823
Italy	2,342,158	—	—	2,342,158
Japan	3,211,616	—	—	3,211,616
New Zealand	403,602	—	—	403,602
Norway	14,024	—	—	14,024
Portugal	396,672	—	—	396,672
Singapore	62,099	—	—	62,099
South Korea	558,703	—	—	558,703
Spain	3,232,514	—	—	3,232,514
Switzerland	44,210	—	—	44,210
United Kingdom	4,717,993	—	—	4,717,993
United States	12,449	—	—	12,449
Short-Term Investments	871,752	—	—	871,752

TOTAL INVESTMENTS	$26,530,698	$—	$—	$26,530,698

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,316	$2,316	—	2,316	—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	590,709	579,690	11,019	11,019	55
State Street Navigator Securities Lending Government Money Market Portfolio*	2,565,714	2,565,714	6,950,306	8,655,287	860,733	860,733	4,730

TOTAL		$2,568,030				$871,752	$4,785

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	SPDR STOXX Europe 50 ETF	SPDR EURO STOXX 50 ETF	SPDR EURO STOXX Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$175,877,653	$2,770,653,145	$12,955,849
Investments in affiliated issuers, at value (Notes 2 and 4)	295	3,246,168	1,028

Total Investments	175,877,948	2,773,899,313	12,956,877
Foreign currency, at value	661,103	1,293,224	5,553
Cash at broker	—	—	—
Receivable from broker — variation margin on open futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	108,958,030	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	812,178	4,483,309	7,803
Dividends receivable — affiliated issuers (Notes 2 and 4)	192	816	—
Interest receivable — unaffiliated issuers (Note 2)	41,910	—	—
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	1,874	69,553	—
Receivable from Adviser (Note 4)	—	—	—
Receivable for foreign taxes recoverable	1,022,532	4,104,695	15,465

TOTAL ASSETS	178,417,737	2,892,808,940	12,985,698

LIABILITIES
Due to custodian (Note 4)	—	—	—
Payable upon return of securities loaned	—	2,667,677	—
Payable for investments purchased	337,304	108,829,984	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 4)	123,781	1,698,502	13,576
Trustees’ fees and expenses payable (Note 5)	567	9,567	160

TOTAL LIABILITIES	461,652	113,205,730	13,736

NET ASSETS	$177,956,085	$2,779,603,210	$12,971,962

NET ASSETS CONSIST OF:
Paid-in Capital	$249,035,383	$3,327,001,977	$15,181,777
Undistributed (distribution in excess of) net investment income (loss)	520,416	4,678,141	17,754
Accumulated net realized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts and futures contracts	(46,134,716)	(358,260,993)	(3,078,029)
Net unrealized appreciation (depreciation) on:
Investments**	(25,407,373)	(193,588,512)	851,450
Foreign currency transactions.	(57,625)	(227,403)	(990)
Futures contracts	—	—	—

NET ASSETS	$177,956,085	$2,779,603,210	$12,971,962

NET ASSET VALUE PER SHARE
Net asset value per share	$32.06	$36.41	$51.89

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,550,370	76,350,967	250,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$201,285,026	$2,964,241,657	$12,104,399
Investments in affiliated issuers	295	3,246,168	1,028

Total cost of investments	$201,285,321	$2,967,487,825	$12,105,427

Foreign currency, at cost.	$667,303	$1,304,195	$5,590

* Includes investments in securities on loan, at value	$—	$2,503,775	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Russia ETF	SPDR S&P China ETF	SPDR MSCI China A Shares IMI ETF	SPDR S&P Emerging Markets ETF

$—	$—	$334,030,981	$32,568,753	$818,344,352	$2,158,270	$323,870,319
23,004,301	2,166,400	5,013,979	183,112	18,454,011	275	4,416,031

23,004,301	2,166,400	339,044,960	32,751,865	836,798,363	2,158,545	328,286,350
18,423	—	605,596	5,965	1,159,969	5,778	1,372,220
11,245	—	—	—	—	—	17,160
7,435	—	—	—	—	—	4,552
112,777	—	—	—	—	—	821
—	—	—	—	—	—	6,458,462
3,257	12,492	—	—	—	—	—
—	—	319,001	20,583	6,383	—	378,733
51	—	359	80	515	—	115
—	—	—	—	—	—	—
—	—	18,379	—	118,976	—	9,790
14,354	2,365	—	—	—	—	—
—	—	—	—	—	—	1,034

23,171,843	2,181,257	339,988,295	32,778,493	838,084,206	2,164,323	336,529,237

—	—	—	—	—	—	1,018,124
—	—	4,144,298	—	17,336,388	—	4,416,031
—	—	—	—	—	—	4,902,366
121,283	12,694	—	—	—	—	—
—	—	543,309	—	—	—	428,037
15,839	2,522	385,375	46,545	1,216,904	3,440	447,044
—	13	855	—	762	61	—

137,122	15,229	5,073,837	46,545	18,554,054	3,501	11,211,602

$23,034,721	$2,166,028	$334,914,458	$32,731,948	$819,530,152	$2,160,822	$325,317,635

$21,725,264	$2,006,980	$376,535,014	$47,318,744	$962,571,079	$2,503,607	$357,619,681
(391)	182	(1,322,615)	(3,155)	(2,284,579)	(7,450)	133,195
375,802	4,984	(60,527,244)	(7,800,684)	(136,475,221)	(40,942)	(27,450,549)

1,047,631	154,084	20,218,718	(6,782,946)	(4,278,999)	(294,375)	(4,968,631)
(117,906)	(202)	10,585	(11)	(2,128)	(18)	(11,018)
4,321	—	—	—	—	—	(5,043)

$23,034,721	$2,166,028	$334,914,458	$32,731,948	$819,530,152	$2,160,822	$325,317,635

$38.39	$43.32	$85.88	$19.84	$81.95	$21.61	$63.79

600,000	50,000	3,900,000	1,650,000	10,000,000	100,000	5,100,000

$—	$—	$313,268,954	$39,351,699	$822,623,351	$2,452,645	$328,410,913
21,956,670	2,012,316	5,013,979	183,112	18,454,011	275	4,416,031

$21,956,670	$2,012,316	$318,282,933	$39,534,811	$841,077,362	$2,452,920	$332,826,944

$18,266	$—	$596,668	$5,976	$1,161,691	$5,795	$1,383,896

$—	$—	$12,526,598	$—	$46,991,712	$—	$11,393,377

$—	$—	$543,309	$—	$—	$—	$428,037

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2017 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Europe ETF	SPDR S&P Emerging Latin America ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$343,572,595	$48,316,217	$30,071,630
Investments in affiliated issuers, at value (Notes 2 and 4)	32,230,721	1,199,513	514,316

Total Investments	375,803,316	49,515,730	30,585,946
Foreign currency, at value	805,597	93,461	79,419
Cash	—	—	—
Receivable for investments sold	—	—	161,180
Receivable for fund shares sold	5,847,513	—	—
Dividends receivable — unaffiliated issuers (Note 2)	1,171,191	27,902	45,714
Dividends receivable — affiliated issuers (Notes 2 and 4)	254	53	24
Interest receivable — unaffiliated issuers (Note 2)	—	—	—
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	13,741	650	438
Receivable for foreign taxes recoverable	23,103	2,167	—

TOTAL ASSETS	383,664,715	49,639,963	30,872,721

LIABILITIES
Payable upon return of securities loaned	32,011,607	1,117,557	417,673
Payable for investments purchased	4,598,114	—	64,778
Deferred foreign taxes payable	194,895	—	—
Advisory fee payable (Note 4)	395,118	51,600	35,418
Trustees’ fees and expenses payable (Note 5)	—	67	—

TOTAL LIABILITIES	37,199,734	1,169,224	517,869

NET ASSETS	$346,464,981	$48,470,739	$30,354,852

NET ASSETS CONSIST OF:
Paid-in Capital	$592,036,137	$123,910,641	$70,493,632
Undistributed (distribution in excess of) net investment income (loss)	808,902	42,162	158,323
Accumulated net realized gain (loss) on investments and foreign currency transactions**	(257,214,744)	(49,678,617)	(23,975,825)
Net unrealized appreciation (depreciation) on:
Investments***	10,851,340	(25,804,718)	(16,320,114)
Foreign currency transactions.	(16,654)	1,271	(1,164)

NET ASSETS	$346,464,981	$48,470,739	$30,354,852

NET ASSET VALUE PER SHARE
Net asset value per share	$29.24	$28.51	$50.59

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,850,000	1,700,000	600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$332,526,360	$74,120,935	$46,391,744
Investments in affiliated issuers	32,230,721	1,199,513	514,316

Total cost of investments	$364,757,081	$75,320,448	$46,906,060

Foreign currency, at cost.	$826,108	$91,768	$79,574

* Includes investments in securities on loan, at value	$31,663,017	$1,057,112	$930,099

** Includes deferred foreign taxes on open investment transactions	$—	$—	$—

*** Includes deferred foreign taxes	$194,895	$—	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF	SPDR S&P World ex-US ETF	SPDR S&P International Small Cap ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P North American Natural Resources ETF

$26,324,783	$791,437,926	$764,494,373	$3,607,188,026	$125,709,185	$957,286,096	$882,924,550
1,483,616	18,584,614	56,768,538	85,931,864	5,284,973	42,777,993	2,856,435

27,808,399	810,022,540	821,262,911	3,693,119,890	130,994,158	1,000,064,089	885,780,985
160,866	1,927,556	879,464	11,532,952	155,758	4,432,285	757,359
—	—	—	2,295,543	—	—	—
—	138,444	836,789	561,798	11,219,797	—	—
—	—	—	—	—	10,592,221	—
112,163	3,473,911	3,723,516	12,828,353	195,308	2,595,338	684,012
17	64	953	4,218	154	770	1,077
—	1,824	—	—	—	—	—
1,482	45,891	179,042	128,594	2,733	76,079	—
664	1,250,778	255,203	1,531,346	30,381	496,025	—

28,083,591	816,861,008	827,137,878	3,722,002,694	142,598,289	1,018,256,807	887,223,433

1,385,573	17,963,396	56,680,386	83,171,939	4,819,397	41,185,894	—
—	1,071,679	13,409	11,336,678	11,773,920	12,157,089	—
—	—	—	601,310	—	—	—
35,795	622,984	725,370	5,204,431	107,643	907,435	750,451
35	1,794	189	6,684	—	—	—

1,421,403	19,659,853	57,419,354	100,321,042	16,700,960	54,250,418	750,451

$26,662,188	$797,201,155	$769,718,524	$3,621,681,652	$125,897,329	$964,006,389	$886,472,982

$60,608,469	$808,886,299	$818,768,112	$4,585,041,537	$144,579,725	$1,138,041,568	$689,761,551
123,535	3,593,821	(1,323,606)	(242,306,073)	657,363	5,911,005	2,624,892
(27,665,111)	(6,711,992)	(6,407,832)	(799,069,646)	(23,453,432)	(189,935,406)	5,493,559

(6,397,595)	(8,520,836)	(41,324,028)	78,187,180	4,118,874	10,015,303	188,588,651
(7,110)	(46,137)	5,878	(171,346)	(5,201)	(26,081)	4,329

$26,662,188	$797,201,155	$769,718,524	$3,621,681,652	$125,897,329	$964,006,389	$886,472,982

$59.25	$27.68	$31.42	$37.32	$48.42	$42.37	$33.20

450,000	28,800,000	24,500,000	97,035,379	2,600,000	22,750,000	26,700,000

$32,722,378	$799,958,762	$805,818,401	$3,528,413,673	$121,590,311	$947,270,793	$694,335,899
1,483,616	18,584,614	56,768,538	85,931,864	5,284,973	42,777,993	2,856,435

$34,205,994	$818,543,376	$862,586,939	$3,614,345,537	$126,875,284	$990,048,786	$697,192,334

$166,053	$1,912,631	$882,347	$11,580,858	$155,045	$4,417,407	$753,948

$1,818,250	$27,530,960	$70,191,113	$87,036,812	$5,333,218	$59,492,535	$—

$—	$—	$—	$14,137	$—	$—	$—

$—	$—	$—	$587,173	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2017 (Unaudited)

	SPDR MSCI ACWI ex-US ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$1,198,545,836	$95,845,466	$134,960,556
Investments in affiliated issuers, at value (Notes 2 and 4)	21,859,591	1,586,038	222,710

Total Investments	1,220,405,427	97,431,504	135,183,266
Foreign currency, at value	4,466,372	190,025	247,663
Cash at broker	—	—	—
Cash	—	—	82
Receivable from broker — variation margin on open futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	4,795,989	221,412	312,763
Dividends receivable — affiliated issuers (Notes 2 and 4)	315	749	686
Interest receivable — unaffiliated issuers (Note 2)	21,012	—	—
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	37,754	2,929	—
Receivable from Adviser (Note 3)	110,361	—	32,976
Receivable for foreign taxes recoverable	1,243,592	25,548	68,883

TOTAL ASSETS	1,231,080,822	97,872,167	135,846,319

LIABILITIES
Payable upon return of securities loaned	20,241,414	973,522	—
Payable for investments purchased	—	—	—
Deferred foreign taxes payable	192,195	1,247	22,715
Advisory fee payable (Note 4)	911,256	56,445	97,830
Trustees’ fees and expenses payable (Note 5)	—	—	—

TOTAL LIABILITIES	21,344,865	1,031,214	120,545

NET ASSETS	$1,209,735,957	$96,840,953	$135,725,774

NET ASSETS CONSIST OF:
Paid-in Capital	$1,339,145,672	$90,728,290	$125,301,300
Undistributed (distribution in excess of) net investment income (loss)	6,338,826	488,395	716,746
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts**	(104,470,151)	(129,553)	(1,049,799)
Net unrealized appreciation (depreciation) on:
Investments***	(31,253,616)	5,754,392	10,756,870
Foreign currency transactions.	(24,774)	(571)	657
Futures contracts	—	—	—

NET ASSETS	$1,209,735,957	$96,840,953	$135,725,774

NET ASSET VALUE PER SHARE
Net asset value per share	$33.98	$69.17	$79.84

Shares outstanding (unlimited amount authorized, $0.01 par value)	35,600,000	1,400,000	1,700,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,229,607,257	$90,102,493	$124,184,568
Investments in affiliated issuers	21,859,591	1,573,372	219,113

Total cost of investments	$1,251,466,848	$91,675,865	$124,403,681

Foreign currency, at cost.	$4,450,708	$190,193	$246,696

* Includes investments in securities on loan, at value	$34,370,562	$2,677,537	$—

** Includes deferred foreign taxes on open investment transactions	$—	$—	$—

*** Includes deferred foreign taxes	$192,195	$1,247	$22,715

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR MSCI Australia StrategicFactors ETF	SPDR MSCI Canada StrategicFactors ETF

$32,104,026	$5,325,070	$123,022,180	$166,909,903	$26,892,362	$13,010,057	$35,430,485
5,492	346,147	49,815	74,203	150,827	2,101	12,318

32,109,518	5,671,217	123,071,995	166,984,106	27,043,189	13,012,158	35,442,803
60,320	30,867	476,907	715,766	33,292	53,295	35,503
—	14,520	—	—	—	—	—
—	—	—	—	—	—	—
—	6,599	—	—	—	—	—
—	15,570	—	304,487	—	—	—
—	—	8,658,690	—	—	—	5,465,755
136,957	17,039	433,402	355,277	56,406	59,262	64,508
20	162	21	159	89	—	5
—	—	—	—	—	—	—
—	—	—	—	—	—	—
7,740	—	—	—	—	—	—
17,147	168	50,638	1,310	6,560	—	—

32,331,702	5,756,142	132,691,653	168,361,105	27,139,536	13,124,715	41,008,574

—	—	—	—	—	—	—
—	5,906	8,689,668	661,640	130,102	—	5,464,208
—	—	—	142,117	—	—	—
23,143	4,102	72,270	109,509	19,487	9,310	16,959
—	14	—	—	—	—	—

23,143	10,022	8,761,938	913,266	149,589	9,310	5,481,167

$32,308,559	$5,746,120	$123,929,715	$167,447,839	$26,989,947	$13,115,405	$35,527,407

$29,888,945	$5,500,000	$116,824,259	$162,353,117	$25,119,111	$12,270,911	$33,536,562
110,083	(5,761)	752,302	473,135	160,692	50,032	90,222
11,375	10,133	(496,293)	(7,325,620)	(24,709)	(670,255)	(412,197)

2,298,413	236,717	6,848,784	11,936,818	1,734,958	1,464,712	2,312,669
(257)	1,381	663	10,389	(105)	5	151
—	3,650	—	—	—	—	—

$32,308,559	$5,746,120	$123,929,715	$167,447,839	$26,989,947	$13,115,405	$35,527,407

$64.62	$57.46	$57.64	$55.35	$67.47	$52.46	$54.66

500,000	100,000	2,150,000	3,025,000	400,000	250,000	650,000

$29,805,613	$5,088,353	$116,173,396	$154,831,902	$25,157,964	$11,545,345	$33,117,816
5,492	346,147	49,815	74,203	150,267	2,101	12,318

$29,811,105	$5,434,500	$116,223,211	$154,906,105	$25,308,231	$11,547,446	$33,130,134

$60,384	$30,194	$475,496	$716,658	$33,274	$53,309	$35,578

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$934	$—	$—	$—

$—	$—	$—	$141,183	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2017 (Unaudited)

	SPDR MSCI Germany StrategicFactors ETF	SPDR MSCI Japan StrategicFactors ETF	SPDR MSCI Spain StrategicFactors ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$5,539,878	$13,591,628	$2,307,850
Investments in affiliated issuers, at value (Notes 2 and 4)	951	6,732	875

Total Investments	5,540,829	13,598,360	2,308,725
Foreign currency, at value	34,015	80,814	6,396
Cash	—	—	—
Receivable for investments sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	7,197	109,090	—
Dividends receivable — affiliated issuers (Notes 2 and 4)	—	3	—
Interest receivable — unaffiliated issuers (Note 2)	—	—	—
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	—	—	—
Receivable for foreign taxes recoverable	50,656	6,386	43

TOTAL ASSETS	5,632,697	13,794,653	2,315,164

LIABILITIES
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	—	54,960	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 4)	3,979	9,648	1,570
Trustees’ fees and expenses payable (Note 5)	—	—	2

TOTAL LIABILITIES	3,979	64,608	1,572

NET ASSETS	$5,628,718	$13,730,045	$2,313,592

NET ASSETS CONSIST OF:
Paid-in Capital	$6,396,239	$14,103,937	$3,094,469
Undistributed (distribution in excess of) net investment income (loss)	(1,615)	38,024	10,132
Accumulated net realized gain (loss) on investments and foreign currency transactions	(680,451)	(259,235)	(205,391)
Net unrealized appreciation (depreciation) on:
Investments**	(82,579)	(152,565)	(585,699)
Foreign currency transactions	(2,876)	(116)	81

NET ASSETS	$5,628,718	$13,730,045	$2,313,592

NET ASSET VALUE PER SHARE
Net asset value per share	$56.29	$68.65	$46.27

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	200,000	50,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,622,457	$13,744,193	$2,893,549
Investments in affiliated issuers	951	6,732	875

Total cost of investments	$5,623,408	$13,750,925	$2,894,424

Foreign currency, at cost.	$34,314	$80,817	$6,315

* Includes investments in securities on loan, at value	$—	$—	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF	SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR Dow Jones Global Real Estate ETF	SPDR S&P International Consumer Discretionary Sector ETF	SPDR S&P International Consumer Staples Sector ETF

$2,423,779	$124,972,452	$1,133,651,336	$370,660,793	$2,529,439,712	$15,116,821	$36,157,145
359	6,902,388	12,526,551	12,336,620	25,211,773	258,782	175,791

2,424,138	131,874,840	1,146,177,887	382,997,413	2,554,651,485	15,375,603	36,332,936
13,612	264,660	2,567,606	889,997	3,593,973	46,280	78,872
—	4,157	—	1,066	596,693	—	—
—	—	—	30,465	149,597	—	—
10,559	343,313	4,140,074	391,874	8,165,551	84,376	130,365
—	142	1,310	492	3,041	3	30
—	—	12,785	—	—	—	—
—	9,210	94,307	61,234	34,145	535	416
32	54,497	532,008	1,458	185,878	11,818	112,845

2,448,341	132,550,819	1,153,525,977	384,373,999	2,567,380,363	15,518,615	36,655,464

—	6,833,259	12,019,618	10,682,515	18,752,512	251,228	157,631
—	—	—	—	2,956,274	—	—
—	13,954	308	686,961	132,396	—	—
1,754	114,673	1,188,345	572,079	3,131,609	14,028	36,078
2	—	—	161	—	9	29

1,756	6,961,886	13,208,271	11,941,716	24,972,791	265,265	193,738

$2,446,585	$125,588,933	$1,140,317,706	$372,432,283	$2,542,407,572	$15,253,350	$36,461,726

$3,081,008	$129,168,315	$1,583,194,938	$514,743,554	$2,507,319,320	$15,847,883	$37,294,614
(2,093)	143,018	(6,045,216)	(357,343)	(27,961,308)	92,386	(5,746)
(296,417)	(6,472,435)	(459,477,138)	(87,986,203)	(44,079,484)	(8,603)	(179,371)

(335,993)	2,751,889	22,692,038	(53,963,007)	107,138,567	(678,228)	(641,002)
80	(1,854)	(46,916)	(4,718)	(9,523)	(88)	(6,769)

$2,446,585	$125,588,933	$1,140,317,706	$372,432,283	$2,542,407,572	$15,253,350	$36,461,726

$48.93	$64.40	$38.01	$45.42	$47.08	$38.13	$42.90

50,000	1,950,000	30,001,326	8,200,000	54,000,000	400,000	850,000

$2,759,772	$122,206,609	$1,110,958,990	$423,936,839	$2,422,168,749	$15,795,049	$36,798,147
359	6,902,388	12,526,551	12,336,620	25,211,773	258,782	175,791

$2,760,131	$129,108,997	$1,123,485,541	$436,273,459	$2,447,380,522	$16,053,831	$36,973,938

$13,557	$264,578	$2,577,281	$896,294	$3,612,636	$46,294	$78,989

$—	$13,202,692	$25,212,721	$21,314,274	$27,029,136	$773,496	$476,900

$—	$13,954	$308	$686,961	$132,396	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

March 31, 2017 (Unaudited)

	SPDR S&P International Energy Sector ETF	SPDR S&P International Financial Sector ETF	SPDR S&P International Health Care Sector ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$46,011,559	$7,091,482	$50,776,837
Investments in affiliated issuers, at value (Notes 2 and 4)	2,836,478	128,601	804,412

Total Investments	48,848,037	7,220,083	51,581,249
Foreign currency, at value	198,632	24,212	157,100
Cash	—	—	415,798
Receivable for investments sold	150,853	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	131,174	45,997	149,960
Dividends receivable — affiliated issuers (Notes 2 and 4)	62	—	111
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	11,378	324	1,491
Receivable for foreign taxes recoverable	3,313	3,242	358,301

TOTAL ASSETS	49,343,449	7,293,858	52,664,010

LIABILITIES
Payable upon return of securities loaned	2,741,756	127,567	664,580
Payable for investments purchased	229,866	—	—
Advisory fee payable (Note 4)	40,985	6,054	53,721
Trustees’ fees and expenses payable (Note 5)	—	27	161
Distribution payable.	—	—	415,798

TOTAL LIABILITIES	3,012,607	133,648	1,134,260

NET ASSETS	$46,330,842	$7,160,210	$51,529,750

NET ASSETS CONSIST OF:
Paid-in Capital	$55,728,453	$10,058,002	$55,618,678
Undistributed (distribution in excess of) net investment income (loss)	(63,989)	12,181	143,142
Accumulated net realized gain (loss) on investments and foreign currency transaction	(5,308,191)	(1,748,129)	(564,786)
Net unrealized appreciation (depreciation) on:
Investments	(4,026,162)	(1,161,671)	(3,652,357)
Foreign currency transactions	731	(173)	(14,927)

NET ASSETS	$46,330,842	$7,160,210	$51,529,750

NET ASSET VALUE PER SHARE
Net asset value per share	$18.17	$20.46	$46.85

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,550,000	350,000	1,100,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$50,037,721	$8,253,153	$54,429,194
Investments in affiliated issuers	2,836,478	128,601	804,412

Total cost of investments	$52,874,199	$8,381,754	$55,233,606

Foreign currency, at cost.	$198,913	$24,356	$157,065

* Includes investments in securities on loan, at value	$3,838,859	$178,528	$898,879

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF	SPDR S&P International Materials Sector ETF	SPDR S&P International Technology Sector ETF	SPDR S&P International Telecommunications Sector ETF	SPDR S&P International Utilities Sector ETF

$20,740,426	$13,958,775	$27,996,157	$37,017,627	$25,658,946
485,016	342,367	419,906	315,533	871,752

21,225,442	14,301,142	28,416,063	37,333,160	26,530,698
74,387	78,482	59,692	108,311	41,381
—	—	—	—	—
—	—	—	—	49,814
—	—	11,668,308	—	—
81,133	98,760	58,609	153,501	44,972
18	23	13	10	23
447	307	777	1,770	784
18,898	5,515	1,414	17,935	15,458

21,400,325	14,484,229	40,204,876	37,614,687	26,683,130

403,542	336,220	417,060	295,032	860,733
—	—	10,679,739	—	68,184
19,575	17,945	15,445	35,939	24,441
—	—	—	53	30
—	—	—	—	—

423,117	354,165	11,112,244	331,024	953,388

$20,977,208	$14,130,064	$29,092,632	$37,283,663	$25,729,742

$22,305,302	$18,058,346	$27,132,134	$43,908,259	$37,070,734
90,224	82,020	28,638	109,446	2,306
(1,768,909)	(1,629,218)	(145,725)	(4,483,119)	(5,599,080)

351,773	(2,380,923)	2,076,523	(2,249,693)	(5,743,111)
(1,182)	(161)	1,062	(1,230)	(1,107)

$20,977,208	$14,130,064	$29,092,632	$37,283,663	$25,729,742

$32.27	$21.74	$38.79	$24.05	$16.08

650,000	650,000	750,000	1,550,000	1,600,000

$20,388,653	$16,339,698	$25,919,634	$39,267,320	$31,402,057
485,016	342,367	419,906	315,533	871,752

$20,873,669	$16,682,065	$26,339,540	$39,582,853	$32,273,809

$74,494	$78,610	$59,237	$108,434	$41,371

$597,486	$663,862	$1,200,953	$612,604	$1,730,789

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (Unaudited)

	SPDR STOXX Europe 50 ETF	SPDR EURO STOXX 50 ETF	SPDR EURO STOXX Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,982,622	$22,561,306	$54,125
Dividend income — affiliated issuers (Notes 2 and 4)	240	1,879	6
Affiliated securities lending income — net (Note 9)	33,160	427,388	—
Foreign taxes withheld	(237,674)	(2,742,686)	(8,153)

TOTAL INVESTMENT INCOME (LOSS)	2,778,348	20,247,887	45,978

EXPENSES
Advisory fees (Note 4)	252,723	3,426,057	26,543
Trustees’ fees and expenses (Note 5)	1,789	28,558	233
Miscellaneous expenses	404	5,875	40

TOTAL EXPENSES	254,916	3,460,490	26,816

Expenses waived/reimbursed by the Adviser (Note 4)	—	—	—

NET EXPENSES	254,916	3,460,490	26,816

NET INVESTMENT INCOME (LOSS)	2,523,432	16,787,397	19,162

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(820,368)	(10,381,388)	(60,890)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(2,103,617)	(35,529,432)	—
Foreign currency transactions	(25,431)	(261,369)	(1,068)
Futures contracts	—	—	—

Net realized gain (loss)	(2,949,416)	(46,172,189)	(61,958)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	12,192,399	288,313,078	1,206,681
Investments — affiliated issuers	—	—	—
Foreign currency transactions	(32,711)	(191,308)	(396)
Futures contracts	—	—	—

Net change in unrealized appreciation/depreciation	12,159,688	288,121,770	1,206,285

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,210,272	241,949,581	1,144,327

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,733,704	$258,736,978	$1,163,489

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Russia ETF	SPDR S&P China ETF	SPDR MSCI China A Shares IMI ETF	SPDR S&P Emerging Markets ETF

$—	$—	$907,755	$283,554	$538,099	$203	$1,652,222
94,151	58,644	1,338	257	2,906	1	1,145
—	—	104,194	—	663,412	—	48,997
—	—	(66,814)	(22,262)	(12,212)	(20)	(154,156)

94,151	58,644	946,473	261,549	1,192,205	184	1,548,208

27,873	5,026	783,935	87,382	2,449,150	7,000	830,184
115	33	3,023	214	6,419	18	1,887
201	20	1,152	179	2,632	36	685

28,189	5,079	788,110	87,775	2,458,201	7,054	832,756

(25,260)	(4,711)	—	—	—	—	(28)

2,929	368	788,110	87,775	2,458,201	7,054	832,728

91,222	58,276	158,363	173,774	(1,265,996)	(6,870)	715,480

(154,701)	—	1,606,124	(442,534)	(4,761,408)	(5,837)	(548,790)
90,722	818	—	—	—	—	—
154,701	—	(861,380)	161,907	19,989,925	—	—
819,943	11,447	(83,414)	(1,056)	(2,570)	(77)	(88,178)
17,679	—	—	—	—	—	27,133

928,344	12,265	661,330	(281,683)	15,225,947	(5,914)	(609,835)

—	—	19,235,913	3,509,690	28,427,522	26,434	21,576,201
1,909,047	74,389	—	—	—	—	—
(21,203)	24,374	(3,310)	(11)	(2,140)	(21)	(11,105)
4,579	—	—	—	—	—	(1,397)

1,892,423	98,763	19,232,603	3,509,679	28,425,382	26,413	21,563,699

2,820,767	111,028	19,893,933	3,227,996	43,651,329	20,499	20,953,864

$2,911,989	$169,304	$20,052,296	$3,401,770	$42,385,333	$13,629	$21,669,344

$—	$—	$(94,985)	$—	$—	$—	$(705)

$—	$—	$(543,309)	$—	$—	$—	$(428,037)

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Europe ETF	SPDR S&P Emerging Latin America ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$4,448,927	$263,533	$391,310
Dividend income — affiliated issuers (Notes 2 and 4)	1,213	179	73
Affiliated securities lending income — net (Note 9)	33,869	1,308	3,947
Foreign taxes withheld	(505,835)	—	(37,829)

TOTAL INVESTMENT INCOME (LOSS)	3,978,174	265,020	357,501

EXPENSES
Advisory fees (Note 4)	764,790	93,999	69,279
Trustees’ fees and expenses (Note 5)	2,294	335	223
Miscellaneous expenses	935	114	2,911

TOTAL EXPENSES	768,019	94,448	72,413

NET EXPENSES	768,019	94,448	72,413

NET INVESTMENT INCOME (LOSS)	3,210,155	170,572	285,088

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	8,523,962	(194,524)	(350,252)
In-kind redemptions — unaffiliated issuers	390,678	—	—
Foreign currency transactions	(48,709)	(5,909)	670

Net realized gain (loss)	8,865,931	(200,433)	(349,582)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	10,375,560	3,910,594	3,281,619
Foreign currency transactions	(14,762)	1,224	(2,695)

Net change in unrealized appreciation/depreciation	10,360,798	3,911,818	3,278,924

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,226,729	3,711,385	2,929,342

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,436,884	$3,881,957	$3,214,430

* Includes foreign capital gain taxes	$(31,327)	$—	$—

** Includes foreign deferred taxes	$(194,895)	$—	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF	SPDR S&P World ex-US ETF	SPDR S&P International Small Cap ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P North American Natural Resources ETF

$499,182	$8,812,087	$7,747,942	$62,004,722	$1,618,645	$11,261,369	$8,038,562
79	1,896	5,298	32,165	399	4,462	6,243
3,382	168,539	913,837	364,722	25,736	167,666	(3,468)
(49,501)	(751,147)	(719,161)	(5,837,620)	(86,539)	(556,364)	(300,482)

453,142	8,231,375	7,947,916	56,563,989	1,558,241	10,877,133	7,740,855

70,918	1,115,014	1,424,533	10,973,693	195,563	1,695,314	1,482,159
251	5,919	5,635	39,081	693	6,108	6,621
100	1,146	2,546	14,872	294	2,182	5,317

71,269	1,122,079	1,432,714	11,027,646	196,550	1,703,604	1,494,097

71,269	1,122,079	1,432,714	11,027,646	196,550	1,703,604	1,494,097

381,873	7,109,296	6,515,202	45,536,343	1,361,691	9,173,529	6,246,758

(1,592,573)	(77,417)	(5,421,427)	(122,409,585)	(1,371,646)	(14,674,995)	5,564,614
50,526	3,334,160	—	118,833,879	771,498	5,641,875	3,039,696
(14,955)	(235,227)	(413,920)	(439,369)	(907)	(21,859)	(46,695)

(1,557,002)	3,021,516	(5,835,347)	(4,015,075)	(601,055)	(9,054,979)	8,557,615

1,406,619	33,949,371	32,940,254	(248,361,948)	4,203,661	72,738,090	(398,884)
(6,512)	(23,825)	15,347	(27,005)	(1,212)	(6,463)	18,196

1,400,107	33,925,546	32,955,601	(248,388,953)	4,202,449	72,731,627	(380,688)

(156,895)	36,947,062	27,120,254	(252,404,028)	3,601,394	63,676,648	8,176,927

$224,978	$44,056,358	$33,635,456	$(206,867,685)	$4,963,085	$72,850,177	$14,423,685

$—	$—	$—	$(211,648)	$—	$—	$—

$—	$—	$—	$(587,173)	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	SPDR MSCI ACWI ex-US ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$12,671,737	$920,015	$1,340,355
Dividend income — affiliated issuers (Notes 2 and 4)	2,558	1,721	1,614
Affiliated securities lending income — net (Note 9)	133,382	11,289	—
Foreign taxes withheld	(1,077,567)	(39,030)	(60,011)

TOTAL INVESTMENT INCOME (LOSS)	11,730,110	893,995	1,281,958

EXPENSES
Advisory fees (Note 4)	1,677,701	99,821	174,997
Trustees’ fees and expenses (Note 5)	6,749	534	789
Miscellaneous expenses	9,613	178	304

TOTAL EXPENSES	1,694,063	100,533	176,090

Expenses waived/reimbursed by the Adviser (Note 4)	(203,768)	—	(59,073)

NET EXPENSES	1,490,295	100,533	117,017

NET INVESTMENT INCOME (LOSS)	10,239,815	793,462	1,164,941

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,998,947)	11,920	(242,085)
Investments — affiliated issuers	—	—	(93)
In-kind redemptions — unaffiliated issuers	—	—	—
Foreign currency transactions	(347,312)	(14,015)	(23,844)
Futures contracts	—	—	—

Net realized gain (loss)	(3,346,259)	(2,095)	(266,022)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	62,609,643	5,971,925	8,962,430
Investments — affiliated issuers	—	11,545	12,628
Foreign currency transactions	1,939	(29)	(473)
Futures contracts	—	—	—

Net change in unrealized appreciation/depreciation	62,611,582	5,983,441	8,974,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,265,323	5,981,346	8,708,563

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$69,505,138	$6,774,808	$9,873,504

* Includes foreign capital gain taxes	$—	$—	$(152)

** Includes foreign deferred taxes	$(192,195)	$(1,247)	$(22,715)

(a)	For the period October 24, 2016 (inception date) through March 31, 2017.

See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (a)	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (a)	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR MSCI Australia StrategicFactors ETF	SPDR MSCI Canada StrategicFactors ETF

$358,233	$38,143	$1,054,736	$1,022,005	$227,893	$251,550	$301,330
38	610	59	457	172	39	37
—	—	—	—	—	—	—
(29,665)	(5,504)	(84,904)	(119,908)	(10,266)	(5,389)	(45,199)

328,606	33,249	969,891	902,554	217,799	246,200	256,168

39,039	7,006	91,957	198,096	25,813	17,383	30,913
139	41	144	882	60	82	149
115	116	7	348	226	11	16

39,293	7,163	92,108	199,326	26,099	17,476	31,078

(13,057)	—	—	—	—	—	—

26,236	7,163	92,108	199,326	26,099	17,476	31,078

302,370	26,086	877,783	703,228	191,700	228,724	225,090

11,032	(451)	(277,645)	(1,318,573)	(14,137)	(389,811)	(148,851)
—	—	—	—	—	—	—
—	—	—	31	—	—	—
343	3,115	(4,709)	(27,098)	(1,511)	3,813	(863)
—	7,469	—	—	—	—	—

11,375	10,133	(282,354)	(1,345,640)	(15,648)	(385,998)	(149,714)

2,298,413	236,717	7,090,544	8,449,172	1,386,491	1,262,362	920,426
—	—	—	—	441	—	—
(257)	1,381	645	12,502	28	(340)	688
—	3,650	—	—	—	—	—

2,298,156	241,748	7,091,189	8,461,674	1,386,960	1,262,022	921,114

2,309,531	251,881	6,808,835	7,116,034	1,371,312	876,024	771,400

$2,611,901	$277,967	$7,686,618	$7,819,262	$1,563,012	$1,104,748	$996,490

$—	$—	$—	$(3,819)	$—	$—	$—

$—	$—	$—	$(141,183)	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	SPDR MSCI Germany StrategicFactors ETF	SPDR MSCI Japan StrategicFactors ETF	SPDR MSCI Spain StrategicFactors ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$24,454	$152,326	$40,236
Dividend income — affiliated issuers (Notes 2 and 4)	3	16	7
Affiliated securities lending income — net (Note 9)	—	—	—
Foreign taxes withheld	(3,359)	(19,700)	(3,649)

TOTAL INVESTMENT INCOME (LOSS)	21,098	132,642	36,594

EXPENSES
Advisory fees (Note 4)	11,468	19,722	3,110
Trustees’ fees and expenses (Note 5)	91	107	18
Miscellaneous expenses	13	14	3

TOTAL EXPENSES	11,572	19,843	3,131

NET EXPENSES	11,572	19,843	3,131

NET INVESTMENT INCOME (LOSS)	9,526	112,799	33,463

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(108,988)	(161,682)	(75,985)
In-kind redemptions — unaffiliated issuers	(182,465)	967,099	—
Foreign currency transactions	(1,762)	(10,953)	1

Net realized gain (loss)	(293,215)	794,464	(75,984)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	155,983	(572,734)	320,968
Foreign currency transactions	(2,781)	(298)	74

Net change in unrealized appreciation/depreciation	153,202	(573,032)	321,042

NET REALIZED AND UNREALIZED GAIN (LOSS)	(140,013)	221,432	245,058

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(130,487)	$334,231	$278,521

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF	SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR Dow Jones Global Real Estate ETF	SPDR S&P International Consumer Discretionary Sector ETF	SPDR S&P International Consumer Staples Sector ETF

$42,018	$1,873,642	$19,104,681	$2,273,367	$50,921,288	$160,134	$334,811
2	517	6,053	2,513	11,598	39	95
—	31,495	474,462	338,412	86,729	2,328	3,511
(303)	(156,245)	(1,568,432)	(171,489)	(1,500,309)	(16,062)	(23,249)

41,717	1,749,409	18,016,764	2,442,803	49,519,306	146,439	315,168

3,492	212,558	2,351,972	1,161,820	6,066,040	26,654	72,589
20	694	7,956	2,692	19,252	108	297
3	300	5,947	1,058	7,622	51	123

3,515	213,552	2,365,875	1,165,570	6,092,914	26,813	73,009

3,515	213,552	2,365,875	1,165,570	6,092,914	26,813	73,009

38,202	1,535,857	15,650,889	1,277,233	43,426,392	119,626	242,159

(102,834)	1,133,755	23,165,649	(9,171,807)	(32,219,715)	2	9,900
—	903,821	6,987,463	1,157,793	39,922,424	—	133,184
322	(22,802)	(235,003)	(211,131)	(160,860)	(8,606)	(7,930)

(102,512)	2,014,774	29,918,109	(8,225,145)	7,541,849	(8,604)	135,154

134,655	529,163	24,656,663	34,710,205	(143,791,400)	698,343	(1,302,020)
128	(54)	(19,592)	(432)	16,168	221	(1,009)

134,783	529,109	24,637,071	34,709,773	(143,775,232)	698,564	(1,303,029)

32,271	2,543,883	54,555,180	26,484,628	(136,233,383)	689,960	(1,167,875)

$70,473	$4,079,740	$70,206,069	$27,761,861	$(92,806,991)	$809,586	$(925,716)

$—	$(12,917)	$(60,735)	$(81,087)	$(16,969)	$—	$—

$—	$(13,954)	$(308)	$(686,961)	$(132,396)	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	SPDR S&P International Energy Sector ETF	SPDR S&P International Financial Sector ETF	SPDR S&P International Health Care Sector ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$817,692	$93,808	$817,817
Dividend income — affiliated issuers (Notes 2 and 4)	151	19	214
Affiliated securities lending income — net (Note 9)	33,181	1,277	10,508
Foreign taxes withheld	(58,961)	(7,583)	(86,999)

TOTAL INVESTMENT INCOME (LOSS)	792,063	87,521	741,540

EXPENSES
Advisory fees (Note 4)	79,345	11,479	101,885
Trustees’ fees and expenses (Note 5)	309	71	521
Miscellaneous expenses	117	52	182

TOTAL EXPENSES	79,771	11,602	102,588

NET EXPENSES	79,771	11,602	102,588

NET INVESTMENT INCOME (LOSS)	712,292	75,919	638,952

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,864,657)	(14,666)	(278,047)
In-kind redemptions — unaffiliated issuers	202,799	(234,981)	1,320,911
Foreign currency transactions	(1,671)	(3,808)	(14,478)

Net realized gain (loss)	(1,663,529)	(253,455)	1,028,386

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,298,452	1,031,086	(1,468,336)
Foreign currency transactions	(220)	(467)	(5,894)

Net change in unrealized appreciation/depreciation	3,298,232	1,030,619	(1,474,230)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,634,703	777,164	(445,844)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,346,995	$853,083	$193,108

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF	SPDR S&P International Materials Sector ETF	SPDR S&P International Technology Sector ETF	SPDR S&P International Telecommunications Sector ETF	SPDR S&P International Utilities Sector ETF

$172,249	$174,806	$82,924	$460,846	$427,474
53	66	38	47	55
1,914	1,153	3,917	9,067	7,418
(18,419)	(8,153)	(8,639)	(34,147)	(32,038)

155,797	167,872	78,240	435,813	402,909

36,926	26,079	26,192	64,694	52,217
129	54	84	264	262
71	16	44	359	139

37,126	26,149	26,320	65,317	52,618

37,126	26,149	26,320	65,317	52,618

118,671	141,723	51,920	370,496	350,291

(109,442)	(209,584)	6,005	(353,840)	(649,824)
349,711	802,526	—	204,662	(265,068)
(6,158)	(2,932)	(3,236)	(12,814)	(5,431)

234,111	590,010	2,769	(161,992)	(920,323)

1,046,631	25,982	1,648,346	(107,111)	248,557
(384)	120	925	(209)	(641)

1,046,247	26,102	1,649,271	(107,320)	247,916

1,280,358	616,112	1,652,040	(269,312)	(672,407)

$1,399,029	$757,835	$1,703,960	$101,184	$(322,116)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,523,432	$7,534,831	$16,787,397	$104,577,239
Net realized gain (loss)	(2,949,416)	(11,770,497)	(46,172,189)	(195,079,777)
Net change in unrealized appreciation/depreciation	12,159,688	2,898,366	288,121,770	73,088,643

Net increase (decrease) in net assets resulting from operations	11,733,704	(1,337,300)	258,736,978	(17,413,895)

Net equalization credits and charges (Note 2)	(51,285)	(266,142)	(104,661)	(5,772,043)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,233,853)	(7,235,067)	(12,109,256)	(104,977,475)
Net realized gains	—	—	—	—

Total distributions to shareholders	(2,233,853)	(7,235,067)	(12,109,256)	(104,977,475)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	372,083,717	221,677,717
Cost of shares redeemed	(17,804,866)	(52,833,596)	(377,823,680)	(1,604,991,739)
Net income equalization (Note 2)	51,285	266,142	104,661	5,772,043
Other capital (Note 7)	41,415	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(17,712,166)	(52,567,454)	(5,635,302)	(1,377,541,979)

Net increase (decrease) in net assets during the period	(8,263,600)	(61,405,963)	240,887,759	(1,505,705,392)
Net assets at beginning of period	186,219,685	247,625,648	2,538,715,451	4,044,420,843

NET ASSETS AT END OF PERIOD	$177,956,085	$186,219,685	$2,779,603,210	$2,538,715,451

Undistributed (distribution in excess of) net investment income (loss)	$520,416	$230,837	$4,678,141	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold.	—	—	10,400,000	7,350,000
Shares redeemed.	(600,000)	(1,700,000)	(11,550,000)	(49,600,000)

Net increase (decrease)	(600,000)	(1,700,000)	(1,150,000)	(42,250,000)

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF		SPDR EURO STOXX 50 Currency Hedged ETF		SPDR S&P International Dividend Currency Hedged ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$19,162	$564,210	$91,222	$407,968	$58,276	$159,057
(61,958)	(3,619,165)	928,344	(283,921)	12,265	67,235
1,206,285	964,891	1,892,423	(243,431)	98,763	163,187

1,163,489	(2,090,064)	2,911,989	(119,384)	169,304	389,479

—	(23,442)	283,545	(17,147)	—	(15,504)

(45,484)	(524,645)	(91,613)	(386,048)	(58,005)	(167,077)
—	—	—	(105,717)	—	(48,552)

(45,484)	(524,645)	(91,613)	(491,765)	(58,005)	(215,629)

—	22,141,955	7,274,078	11,865,980	—	—
—	(19,380,808)	(1,776,180)	(3,345,178)	—	(2,011,049)
—	23,442	(283,545)	17,147	—	15,504
—	—	—	—

—	2,784,589	5,214,353	8,537,949	—	(1,995,545)

1,118,005	146,438	8,318,274	7,909,653	111,299	(1,837,199)
11,853,957	11,707,519	14,716,447	6,806,794	2,054,729	3,891,928

$12,971,962	$11,853,957	$23,034,721	$14,716,447	$2,166,028	$2,054,729

$17,754	$44,076	$(391)	$—	$182	$(89)

—	450,000	200,000	350,000	—	—
—	(450,000)	(50,000)	(100,000)	—	(50,000)

—	—	150,000	250,000	—	(50,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Russia ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$158,363	$6,616,428	$173,774	$717,145
Net realized gain (loss)	661,330	(11,195,076)	(281,683)	(1,854,131)
Net change in unrealized appreciation/depreciation	19,232,603	57,859,732	3,509,679	6,315,110

Net increase (decrease) in net assets resulting from operations	20,052,296	53,281,084	3,401,770	5,178,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,493,462)	(15,794,101)	(591,422)	(1,046,770)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	4,055,413	2,465,879
Cost of shares redeemed	(15,502,785)	(130,075,797)	(892,399)	(2,939,997)
Other capital (Note 7)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(15,502,785)	(130,075,797)	3,163,014	(474,118)

Net increase (decrease) in net assets during the period	(943,951)	(92,588,814)	5,973,362	3,657,236
Net assets at beginning of period	335,858,409	428,447,223	26,758,586	23,101,350

NET ASSETS AT END OF PERIOD	$334,914,458	$335,858,409	$32,731,948	$26,758,586

Undistributed (distribution in excess of) net investment income (loss)	$(1,322,615)	$4,012,484	$(3,155)	$414,493

SHARES OF BENEFICIAL INTEREST:
Shares sold.	—	—	200,000	150,000
Shares redeemed.	(200,000)	(1,800,000)	(50,000)	(200,000)

Net increase (decrease)	(200,000)	(1,800,000)	150,000	(50,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P China ETF		SPDR MSCI China A Shares IMI ETF		SPDR S&P Emerging Markets ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	For the Period 10/28/15* - 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$(1,265,996)	$14,873,959	$(6,870)	$15,088	$715,480	$3,657,638
15,225,947	(17,872,233)	(5,914)	(21,921)	(609,835)	(7,774,303)
28,425,382	119,567,331	26,413	(320,806)	21,563,699	34,425,127

42,385,333	116,569,057	13,629	(327,639)	21,669,344	30,308,462

(11,206,913)	(22,176,022)	—	(31,418)	(2,363,299)	(3,843,662)

55,990,531	32,048,202	—	2,500,000	71,225,203	78,159,264
(79,843,509)	(132,277,950)	—	—	—	(58,547,453)
81,681	51,557	—	6,250	2,895	—

(23,771,297)	(100,178,191)	—	2,506,250	71,228,098	19,611,811

7,407,123	(5,785,156)	13,629	2,147,193	90,534,143	46,076,611
812,123,029	817,908,185	2,147,193	—	234,783,492	188,706,881

$819,530,152	$812,123,029	$2,160,822	$2,147,193	$325,317,635	$234,783,492

$(2,284,579)	$10,188,330	$(7,450)	$(580)	$133,195	$1,781,014

700,000	400,000	—	100,000	1,200,000	1,400,000
(1,000,000)	(2,000,000)	—	—	—	(1,100,000)

(300,000)	(1,600,000)	—	100,000	1,200,000	300,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets Dividend ETF		SPDR S&P Emerging Europe ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,210,155	$13,195,227	$170,572	$1,092,693
Net realized gain (loss)	8,865,931	(86,415,279)	(200,433)	(13,651,696)
Net change in unrealized appreciation/depreciation	10,360,798	103,749,545	3,911,818	15,000,639

Net increase (decrease) in net assets resulting from operations	22,436,884	30,529,493	3,881,957	2,441,636

Net equalization credits and charges (Note 2)	21,027	388,020	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,320,039)	(13,540,223)	(689,998)	(1,195,312)
Net realized gains	—	—	—	—

Total distributions to shareholders	(2,320,039)	(13,540,223)	(689,998)	(1,195,312)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,798,698	58,309,589	11,289,013	26,369,890
Cost of shares redeemed	(6,518,090)	(73,579,609)	—	(34,636,425)
Net income equalization (Note 2)	(21,027)	(388,020)	—	—
Other capital (Note 7)	25,294	160,241	922	—

Net increase (decrease) in net assets from beneficial interest transactions	26,284,875	(15,497,799)	11,289,935	(8,266,535)

Net increase (decrease) in net assets during the period	46,422,747	1,879,491	14,481,894	(7,020,211)
Net assets at beginning of period	300,042,234	298,162,743	33,988,845	41,009,056

NET ASSETS AT END OF PERIOD	$346,464,981	$300,042,234	$48,470,739	$33,988,845

Undistributed (distribution in excess of) net investment income (loss)	$808,902	$(81,214)	$42,162	$561,588

SHARES OF BENEFICIAL INTEREST:
Shares sold.	1,150,000	2,150,000	400,000	1,000,000
Shares redeemed.	(250,000)	(3,100,000)	—	(1,400,000)

Net increase (decrease)	900,000	(950,000)	400,000	(400,000)

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		SPDR S&P World ex-US ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$285,088	$605,113	$381,873	$723,934	$7,109,296	$18,870,297
(349,582)	(7,247,825)	(1,557,002)	(4,617,990)	3,021,516	14,852,852
3,278,924	12,581,267	1,400,107	5,713,624	33,925,546	14,490,157

3,214,430	5,938,555	224,978	1,819,568	44,056,358	48,213,306

—	—	—	—	—	—

(173,656)	(668,273)	(500,419)	(784,205)	(9,504,298)	(19,011,480)
—	—	—	—	—	(1,091,428)

(173,656)	(668,273)	(500,419)	(784,205)	(9,504,298)	(20,102,908)

—	4,383,887	—	—	190,178,558	68,130,074
—	(8,053,272)	(3,167,345)	(11,009,480)	(62,363,817)	(176,321,620)
—	—	—	—	—	—
—	—	2,621	—	1,802	—

—	(3,669,385)	(3,164,724)	(11,009,480)	127,816,543	(108,191,546)

3,040,774	1,600,897	(3,440,165)	(9,974,117)	162,368,603	(80,081,148)
27,314,078	25,713,181	30,102,353	40,076,470	634,832,552	714,913,700

$30,354,852	$27,314,078	$26,662,188	$30,102,353	$797,201,155	$634,832,552

$158,323	$46,891	$123,535	$242,081	$3,593,821	$5,988,823

—	100,000	—	—	7,200,000	2,600,000
—	(200,000)	(50,000)	(200,000)	(2,400,000)	(7,000,000)

—	(100,000)	(50,000)	(200,000)	4,800,000	(4,400,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,515,202	$14,450,508	$45,536,343	$123,120,861
Net realized gain (loss)	(5,835,347)	22,413,538	(4,015,075)	221,864,440
Net change in unrealized appreciation/depreciation	32,955,601	61,492,493	(248,388,953)	41,798,563

Net increase (decrease) in net assets resulting from operations	33,635,456	98,356,539	(206,867,685)	386,783,864

Net equalization credits and charges (Note 2)	—	—	10,599,427	9,706,216

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,173,278)	(14,251,797)	(242,675,064)	(125,444,680)
Net realized gains	(8,822,560)	(3,694,135)	—	—

Total distributions to shareholders	(26,995,838)	(17,945,932)	(242,675,064)	(125,444,680)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	60,766,784	60,053,332	233,172,426	131,028,564
Cost of shares redeemed	—	(88,708,125)	(690,183,227)	(617,190,864)
Net income equalization (Note 2)	—	—	(10,599,427)	(9,706,216)
Other capital (Note 7)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	60,766,784	(28,654,793)	(467,610,228)	(495,868,516)

Net increase (decrease) in net assets during the period	67,406,402	51,755,814	(906,553,550)	(224,823,116)
Net assets at beginning of period	702,312,122	650,556,308	4,528,235,202	4,753,058,318

NET ASSETS AT END OF PERIOD	$769,718,524	$702,312,122	$3,621,681,652	$4,528,235,202

Undistributed (distribution in excess of) net investment income (loss)	$(1,323,606)	$10,334,470	$(242,306,073)	$(45,167,352)

SHARES OF BENEFICIAL INTEREST:
Shares sold.	2,000,000	2,100,000	6,400,000	3,300,000
Shares redeemed.	—	(3,200,000)	(18,200,000)	(15,600,000)

Net increase (decrease)	2,000,000	(1,100,000)	(11,800,000)	(12,300,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF		SPDR S&P North American Natural Resources ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	For the Period 12/15/15* - 9/30/16

$1,361,691	$2,426,148	$9,173,529	$16,618,302	$6,246,758	$9,889,106
(601,055)	(3,623,229)	(9,054,979)	(54,248,801)	8,557,615	63,360,453
4,202,449	9,726,064	72,731,627	169,500,267	(380,688)	188,973,668

4,963,085	8,528,983	72,850,177	131,869,768	14,423,685	262,223,227

—	—	—	—	70,024	(458,114)

(1,541,500)	(2,376,551)	(7,752,048)	(17,723,932)	(7,368,914)	(6,136,433)
—	—	—	—	(27,661,995)	—

(1,541,500)	(2,376,551)	(7,752,048)	(17,723,932)	(35,030,909)	(6,136,433)

41,233,971	35,842,130	205,437,207	197,305,994	88,414,183	716,933,368
(4,608,403)	(12,443,846)	(29,361,824)	(158,440,483)	(10,426,420)	(144,438,843)
—	—	—	—	(70,024)	458,114
—	—	—	—	—	511,124

36,625,568	23,398,284	176,075,383	38,865,511	77,917,739	573,463,763

40,047,153	29,550,716	241,173,512	153,011,347	57,380,539	829,092,443
85,850,176	56,299,460	722,832,877	569,821,530	829,092,443	—

$125,897,329	$85,850,176	$964,006,389	$722,832,877	$886,472,982	$829,092,443

$657,363	$837,172	$5,911,005	$4,489,524	$2,624,892	$3,747,048

900,000	800,000	5,000,000	5,450,000	2,650,000	29,050,000
(100,000)	(300,000)	(750,000)	(4,450,000)	(300,000)	(4,700,000)

800,000	500,000	4,250,000	1,000,000	2,350,000	24,350,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI ACWI ex-US ETF		SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,239,815	$21,504,119	$793,462	$1,099,480
Net realized gain (loss)	(3,346,259)	(15,298,989)	(2,095)	(139,930)
Net change in unrealized appreciation/depreciation	62,611,582	55,379,547	5,983,441	4,474,695

Net increase (decrease) in net assets resulting from operations	69,505,138	61,584,677	6,774,808	5,434,245

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,831,008)	(21,463,385)	(961,180)	(914,554)
Net realized gains	—	—	—	—

Total distributions to shareholders	(10,831,008)	(21,463,385)	(961,180)	(914,554)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	303,742,108	212,231,021	26,144,695	25,177,393
Cost of shares redeemed	—	(120,364,715)	—	—
Net income equalization (Note 2)	—	—	—	—
Other capital (Note 7)	20,763	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	303,762,871	91,866,306	26,144,695	25,177,393

Net increase (decrease) in net assets during the period	362,437,001	131,987,598	31,958,323	29,697,084
Net assets at beginning of period	847,298,956	715,311,358	64,882,630	35,185,546

NET ASSETS AT END OF PERIOD	$1,209,735,957	$847,298,956	$96,840,953	$64,882,630

Undistributed (distribution in excess of) net investment income (loss)	$6,338,826	$6,930,019	$488,395	$656,113

SHARES OF BENEFICIAL INTEREST:
Shares sold.	9,400,000	6,800,000	400,000	400,000
Shares redeemed.	—	(4,200,000)	—	—

Net increase (decrease)	9,400,000	2,600,000	400,000	400,000

*	Inception date.

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	For the Period 10/24/16* - 3/31/17 (Unaudited)	For the Period 10/24/16* - 3/31/17 (Unaudited)	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$1,164,941	$2,121,256	$302,370	$26,086	$877,783	$171,032
(266,022)	(801,855)	11,375	10,133	(282,354)	(176,756)
8,974,585	9,207,273	2,298,156	241,748	7,091,189	495,100

9,873,504	10,526,674	2,611,901	277,967	7,686,618	489,376

276,534	25,820	2,280	—	—	—

(1,009,254)	(2,080,165)	(192,287)	(31,847)	(187,854)	(150,949)
—	(59,509)	—	—	—	—

(1,009,254)	(2,139,674)	(192,287)	(31,847)	(187,854)	(150,949)

30,178,050	6,822,239	29,888,945	5,500,000	108,116,056	2,708,203
—	—	—	—	—	—
(276,534)	(25,820)	(2,280)	—	—	—
—	—	—	—	—	—

29,901,516	6,796,419	29,886,665	5,500,000	108,116,056	2,708,203

39,042,300	15,209,239	32,308,559	5,746,120	115,614,820	3,046,630
96,683,474	81,474,235	—	—	8,314,895	5,268,265

$135,725,774	$96,683,474	$32,308,559	$5,746,120	$123,929,715	$8,314,895

$716,746	$561,059	$110,083	$(5,761)	$752,302	$62,373

400,000	100,000	500,000	100,000	2,000,000	50,000
—	—	—	—	—	—

400,000	100,000	500,000	100,000	2,000,000	50,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Emerging Markets StrategicFactors ETF		SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$703,228	$2,429,219	$191,700	$140,223
Net realized gain (loss)	(1,345,640)	(3,098,829)	(15,648)	(11,281)
Net change in unrealized appreciation/depreciation	8,461,674	15,752,756	1,386,960	657,413

Net increase (decrease) in net assets resulting from operations	7,819,262	15,083,146	1,563,012	786,355

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,406,666)	(1,961,532)	(67,268)	(136,581)
Net realized gains	—	—	—	(70,354)

Total distributions to shareholders	(1,406,666)	(1,961,532)	(67,268)	(206,935)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	44,475,831	57,249,195	19,119,111	—
Cost of shares redeemed	—	(25,307,383)	—	—
Net income equalization (Note 2)	—	—	—	—
Other capital (Note 7)	20,181	104,679	—	—

Net increase (decrease) in net assets from beneficial interest transactions	44,496,012	32,046,491	19,119,111	—

Net increase (decrease) in net assets during the period	50,908,608	45,168,105	20,614,855	579,420
Net assets at beginning of period	116,539,231	71,371,126	6,375,092	5,795,672

NET ASSETS AT END OF PERIOD	$167,447,839	$116,539,231	$26,989,947	$6,375,092

Undistributed (distribution in excess of) net investment income (loss)	$473,135	$1,176,573	$160,692	$36,260

SHARES OF BENEFICIAL INTEREST:
Shares sold.	850,000	1,175,000	300,000	—
Shares redeemed.	—	(500,000)	—	—

Net increase (decrease)	850,000	675,000	300,000	—

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF		SPDR MSCI Canada StrategicFactors ETF		SPDR MSCI Germany StrategicFactors ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$228,724	$346,082	$225,090	$324,614	$9,526	$260,990
(385,998)	(201,307)	(149,714)	(191,554)	(293,215)	(436,439)
1,262,022	1,575,756	921,114	2,431,840	153,202	1,283,855

1,104,748	1,720,531	996,490	2,564,900	(130,487)	1,108,406

46,252	50,189	48,731	31,271	(15,681)	43,205

(321,815)	(378,773)	(218,496)	(294,086)	(9,728)	(263,141)
—	—	—	—	—	—

(321,815)	(378,773)	(218,496)	(294,086)	(9,728)	(263,141)

2,369,995	2,246,035	16,319,215	6,840,285	—	2,497,423
—	—	—	—	(7,261,821)	—
(46,252)	(50,189)	(48,731)	(31,271)	15,681	(43,205)
—	—	—	—	—	—

2,323,743	2,195,846	16,270,484	6,809,014	(7,246,140)	2,454,218

3,152,928	3,587,793	17,097,209	9,111,099	(7,402,036)	3,342,688
9,962,477	6,374,684	18,430,198	9,319,099	13,030,754	9,688,066

$13,115,405	$9,962,477	$35,527,407	$18,430,198	$5,628,718	$13,030,754

$50,032	$143,123	$90,222	$83,628	$(1,615)	$(1,413)

50,000	50,000	300,000	150,000	—	50,000
—	—	—	—	(150,000)	—

50,000	50,000	300,000	150,000	(150,000)	50,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Japan StrategicFactors ETF		SPDR MSCI Spain StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,799	$170,716	$33,463	$77,193
Net realized gain (loss)	794,464	1,112	(75,984)	(37,131)
Net change in unrealized appreciation/depreciation	(573,032)	1,271,980	321,042	(89,558)

Net increase (decrease) in net assets resulting from operations	334,231	1,443,808	278,521	(49,496)

Net equalization credits and charges (Note 2)	(1,004)	48,180	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(118,172)	(191,385)	(61,870)	(73,907)
Net realized gains	—	(2,172)	—	—

Total distributions to shareholders	(118,172)	(193,557)	(61,870)	(73,907)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,962,942	6,355,948	—	—
Cost of shares redeemed	(6,935,723)	(6,070,906)	—	—
Net income equalization (Note 2)	1,004	(48,180)	—	—
Other capital (Note 7)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	28,223	236,862	—	—

Net increase (decrease) in net assets during the period	243,278	1,535,293	216,651	(123,403)
Net assets at beginning of period	13,486,767	11,951,474	2,096,941	2,220,344

NET ASSETS AT END OF PERIOD	$13,730,045	$13,486,767	$2,313,592	$2,096,941

Undistributed (distribution in excess of) net investment income (loss)	$38,024	$43,397	$10,132	$38,539

SHARES OF BENEFICIAL INTEREST:
Shares sold.	100,000	100,000	—	—
Shares redeemed.	(100,000)	(100,000)	—	—

Net increase (decrease)	—	—	—	—

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF		SPDR S&P Global Dividend ETF		SPDR S&P International Dividend ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$38,202	$90,890	$1,535,857	$3,147,006	$15,650,889	$43,644,772
(102,512)	(99,454)	2,014,774	(6,512,205)	29,918,109	(135,946,162)
134,783	11,455	529,109	11,373,653	24,637,071	209,134,151

70,473	2,891	4,079,740	8,008,454	70,206,069	116,832,761

—	—	15,587	100,570	(150,797)	1,385,049

(37,057)	(96,601)	(1,435,243)	(3,120,664)	(29,365,852)	(43,184,596)
—	—	—	(388,876)	—	—

(37,057)	(96,601)	(1,435,243)	(3,509,540)	(29,365,852)	(43,184,596)

—	—	24,961,086	46,853,198	125,219,936	120,199,049
—	—	(6,314,476)	(20,303,786)	(36,263,109)	(157,754,804)
—	—	(15,587)	(100,570)	150,797	(1,385,049)
—	—	—	—	12,633	—

—	—	18,631,023	26,448,842	89,120,257	(38,940,804)

33,416	(93,710)	21,291,107	31,048,326	129,809,677	36,092,410
2,413,169	2,506,879	104,297,826	73,249,500	1,010,508,029	974,415,619

$2,446,585	$2,413,169	$125,588,933	$104,297,826	$1,140,317,706	$1,010,508,029

$(2,093)	$(3,238)	$143,018	$42,404	$(6,045,216)	$7,669,747

—	—	400,000	750,000	3,400,000	3,400,000
—	—	(100,000)	(350,000)	(1,000,000)	(4,500,000)

—	—	300,000	400,000	2,400,000	(1,100,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,277,233	$7,344,778	$43,426,392	$55,808,517
Net realized gain (loss)	(8,225,145)	(44,057,831)	7,541,849	34,503,402
Net change in unrealized appreciation/depreciation	34,709,773	91,799,184	(143,775,232)	181,111,849

Net increase (decrease) in net assets resulting from operations	27,761,861	55,086,131	(92,806,991)	271,423,768

Net equalization credits and charges (Note 2)	—	—	(436,126)	1,321,112

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,191,569)	(8,865,797)	(44,667,551)	(72,124,923)
Net realized gains	—	—	(857,139)	—

Total distributions to shareholders	(7,191,569)	(8,865,797)	(45,524,690)	(72,124,923)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	59,769,471	11,394,800	342,944,307	428,829,539
Cost of shares redeemed	(28,651,557)	(111,075,298)	(156,277,586)	(33,249,580)
Net income equalization (Note 2)	—	—	436,126	(1,321,112)
Other capital (Note 7)	187,948	335,596	—	—

Net increase (decrease) in net assets from beneficial interest transactions	31,305,862	(99,344,902)	187,102,847	394,258,847

Net increase (decrease) in net assets during the period	51,876,154	(53,124,568)	48,335,040	594,878,804
Net assets at beginning of period	320,556,129	373,680,697	2,494,072,532	1,899,193,728

NET ASSETS AT END OF PERIOD	$372,432,283	$320,556,129	$2,542,407,572	$2,494,072,532

Undistributed (distribution in excess of) net investment income (loss)	$(357,343)	$5,556,993	$(27,961,308)	$(26,720,149)

SHARES OF BENEFICIAL INTEREST:
Shares sold.	1,400,000	300,000	7,200,000	8,800,000
Shares redeemed.	(700,000)	(2,900,000)	(3,400,000)	(700,000)

Net increase (decrease)	700,000	(2,600,000)	3,800,000	8,100,000

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$119,626	$286,024	$242,159	$685,568	$712,292	$1,281,185
(8,604)	43,295	135,154	5,006,345	(1,663,529)	(962,963)
698,564	109,211	(1,303,029)	219,330	3,298,232	4,287,277

809,586	438,530	(925,716)	5,911,243	2,346,995	4,605,499

(2,893)	7,565	4,330	(8,960)	78,394	7,524

(89,042)	(293,731)	(265,429)	(678,181)	(814,277)	(1,246,773)
—	—	—	—	—	—

(89,042)	(293,731)	(265,429)	(678,181)	(814,277)	(1,246,773)

1,841,383	1,738,628	6,247,881	6,316,421	11,576,501	23,550,867
—	(3,493,956)	(4,036,850)	(41,237,906)	(1,823,759)	(15,071,632)
2,893	(7,565)	(4,330)	8,960	(78,394)	(7,524)
—	—	—	—	—	—

1,844,276	(1,762,893)	2,206,701	(34,912,525)	9,674,348	8,471,711

2,561,927	(1,610,529)	1,019,886	(29,688,423)	11,285,460	11,837,961
12,691,423	14,301,952	35,441,840	65,130,263	35,045,382	23,207,421

$15,253,350	$12,691,423	$36,461,726	$35,441,840	$46,330,842	$35,045,382

$92,386	$61,802	$(5,746)	$17,524	$(63,989)	$37,996

50,000	50,000	150,000	150,000	650,000	1,400,000
—	(100,000)	(100,000)	(1,000,000)	(100,000)	(900,000)

50,000	(50,000)	50,000	(850,000)	550,000	500,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$75,919	$286,526	$638,952	$1,148,242
Net realized gain (loss)	(253,455)	(1,266,225)	1,028,386	5,878,591
Net change in unrealized appreciation/depreciation	1,030,619	423,066	(1,474,230)	(6,401,610)

Net increase (decrease) in net assets resulting from operations	853,083	(556,633)	193,108	625,223

Net equalization credits and charges (Note 2)	(5,596)	70,510	(50,868)	(27,497)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,042)	(460,670)	(524,831)	(1,143,635)
Net realized gains	—	—	—	(111,868)

Total distributions to shareholders	(88,042)	(460,670)	(524,831)	(1,255,503)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,935,975	2,876,642	11,025,292	7,368,960
Cost of shares redeemed	(1,810,119)	(6,169,837)	(9,217,609)	(31,585,799)
Net income equalization (Note 2)	5,596	(70,510)	50,868	27,497

Net increase (decrease) in net assets from beneficial interest transactions	131,452	(3,363,705)	1,858,551	(24,189,342)

Net increase (decrease) in net assets during the period	890,897	(4,310,498)	1,475,960	(24,847,119)
Net assets at beginning of period	6,269,313	10,579,811	50,053,790	74,900,909

NET ASSETS AT END OF PERIOD	$7,160,210	$6,269,313	$51,529,750	$50,053,790

Undistributed (distribution in excess of) net investment income (loss)	$12,181	$24,304	$143,142	$29,021

SHARES OF BENEFICIAL INTEREST:
Shares sold.	100,000	150,000	250,000	150,000
Shares redeemed.	(100,000)	(350,000)	(200,000)	(650,000)

Net increase (decrease)	—	(200,000)	50,000	(500,000)

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF
Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16

$118,671	$338,513	$141,723	$90,993	$51,920	$130,388
234,111	(860,258)	590,010	(1,391,757)	2,769	256,308
1,046,247	2,412,701	26,102	2,147,966	1,649,271	1,567,609

1,399,029	1,890,956	757,835	847,202	1,703,960	1,954,305

6,826	30,832	(46,384)	1,693	(18,478)	5,802

(95,487)	(384,652)	(69,372)	(95,630)	(14,958)	(195,312)
—	—	—	—	—	—

(95,487)	(384,652)	(69,372)	(95,630)	(14,958)	(195,312)

6,109,366	4,240,151	21,367,578	2,891,308	16,911,029	—
(1,612,500)	(7,891,249)	(12,926,255)	(3,582,208)	—	(1,472,884)
(6,826)	(30,832)	46,384	(1,693)	18,478	(5,802)

4,490,040	(3,681,930)	8,487,707	(692,593)	16,929,507	(1,478,686)

5,800,408	(2,144,794)	9,129,786	60,672	18,600,031	286,109
15,176,800	17,321,594	5,000,278	4,939,606	10,492,601	10,206,492

$20,977,208	$15,176,800	$14,130,064	$5,000,278	$29,092,632	$10,492,601

$90,224	$67,040	$82,020	$9,669	$28,638	$(8,324)

200,000	150,000	1,000,000	150,000	450,000	—
(50,000)	(300,000)	(600,000)	(200,000)	—	(50,000)

150,000	(150,000)	400,000	(50,000)	450,000	(50,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16	Six Months Ended 3/31/17 (Unaudited)	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$370,496	$1,100,070	$350,291	$1,273,586
Net realized gain (loss)	(161,992)	629,145	(920,323)	691,787
Net change in unrealized appreciation/depreciation	(107,320)	412,872	247,916	(127,058)

Net increase (decrease) in net assets resulting from operations	101,184	2,142,087	(322,116)	1,838,315

Net equalization credits and charges (Note 2)	(15,178)	(33,382)	(15,413)	27,671

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(305,370)	(1,200,058)	(341,062)	(1,289,627)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,262,420	2,504,428	—	36,539,040
Cost of shares redeemed	(1,168,432)	(11,352,503)	(3,747,367)	(34,061,665)
Net income equalization (Note 2)	15,178	33,382	15,413	(27,671)

Net increase (decrease) in net assets from beneficial interest transactions	9,109,166	(8,814,693)	(3,731,954)	2,449,704

Net increase (decrease) in net assets during the period	8,889,802	(7,906,046)	(4,410,545)	3,026,063
Net assets at beginning of period	28,393,861	36,299,907	30,140,287	27,114,224

NET ASSETS AT END OF PERIOD	$37,283,663	$28,393,861	$25,729,742	$30,140,287

Undistributed (distribution in excess of) net investment income (loss)	$109,446	$44,320	$2,306	$(6,923)

SHARES OF BENEFICIAL INTEREST:
Shares sold.	450,000	100,000	—	2,250,000
Shares redeemed.	(50,000)	(450,000)	(250,000)	(2,100,000)

Net increase (decrease)	400,000	(350,000)	(250,000)	150,000

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$30.28		$31.54	$36.86	$36.47		$31.50		$28.26

Income (loss) from investment operations:
Net investment income (loss) (a)	0.43		1.10	1.23	2.03	(b)	1.19		1.25
Net realized and unrealized gain (loss) (c)	1.75		(1.21)	(5.37)	0.22		4.84		3.21

Total from investment operations	2.18		(0.11)	(4.14)	2.25		6.03		4.46

Net equalization credits and charges	(0.01)		(0.04)	0.04	0.11		0.13		0.04

Other capital	0.01		—	—	—		—		—

Distributions to shareholders from:
Net investment income	(0.40)		(1.11)	(1.22)	(1.97)		(1.19)		(1.26)

Net asset value, end of period	$32.06		$30.28	$31.54	$36.86		$36.47		$31.50

Total return (d)	7.25%		(0.42)%	(11.36)%	6.33	%(b)	19.94	%(e)	16.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$177,956		$186,220	$247,626	$261,730		$109,419		$37,809
Ratios to average net assets:
Total expenses	0.29	%(f)	0.29%	0.29%	0.29%		0.29%		0.29%
Net investment income (loss)	2.90	%(f)	3.57%	3.50%	5.28	%(b)	3.47%		4.12%
Portfolio turnover rate (g)	1	%(h)	8%	9%	9%		12%		6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$32.76		$33.77	$39.88	$38.33	$30.96		$28.72

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24		1.05	1.20	1.32	1.19		1.42
Net realized and unrealized gain (loss) (b)	3.58		(0.83)	(6.11)	1.46	7.19		1.77

Total from investment operations	3.82		0.22	(4.91)	2.78	8.38		3.19

Net equalization credits and charges	(0.00	)(c)	(0.06)	(0.01)	0.06	0.13		0.35

Distributions to shareholders from:
Net investment income	(0.17)		(1.17)	(1.19)	(1.29)	(1.14)		(1.30)

Net asset value, end of period	$36.41		$32.76	$33.77	$39.88	$38.33		$30.96

Total return (d)	11.70%		0.62%	(12.60)%	7.20%	28.10	%(e)	12.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,779,603		$2,538,715	$4,044,421	$4,949,488	$3,285,263		$993,820
Ratios to average net assets:
Total expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.29%		0.29%
Net investment income (loss)	1.42	%(f)	3.13%	3.16%	3.16%	3.43%		4.78%
Portfolio turnover rate (g)	1	%(h)	7%	6%	6%	8%		9%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 28.10%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$47.42		$46.83	$50.65	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		1.00	1.18	0.16
Net realized and unrealized gain (loss) (b)	4.57		0.43	(4.00)	(9.47)

Total from investment operations	4.65		1.43	(2.82)	(9.31)

Net equalization credits and charges	—		(0.04)	0.40	—

Voluntary contribution from Adviser	—		—	—	0.07

Distributions to shareholders from:
Net investment income	(0.18)		(0.80)	(1.40)	(0.11)

Net asset value, end of period	$51.89		$47.42	$46.83	$50.65

Total return (c)	9.86%		3.14%	(4.97)%	(15.43	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,972		$11,854	$11,708	$7,598
Ratios to average net assets:
Total expenses	0.45	%(e)	0.45%	0.46%	0.45	%(e)
Net investment income (loss)	0.32	%(e)	2.13%	2.33%	0.89	%(e)
Portfolio turnover rate (f)	18	%(g)	53%	46%	30	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 Currency Hedged ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	For the Period 6/9/15* - 9/30/15
Net asset value, beginning of period	$32.70		$34.03	$38.73

Income (loss) from investment operations:
Net investment income (loss) (a)	0.18		1.24	0.63
Net realized and unrealized gain (loss) (b)	5.12		(1.05)	(4.52)

Total from investment operations	5.30		0.19	(3.89)

Net equalization credits and charges	0.57		(0.05)	0.22

Distributions to shareholders from:
Net investment income	(0.18)		(1.12)	(1.03)
Net realized gains	—		(0.35)	—

Total distributions	(0.18)		(1.47)	(1.03)

Net asset value, end of period	$38.39		$32.70	$34.03

Total return (c)	17.95%		0.45%	(9.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,035		$14,716	$6,807
Ratios to average net assets:
Total expenses	0.32	%(d)	0.32%	0.33	%(d)
Net expenses	0.03	%(d)	0.03%	0.04	%(d)
Net investment income (loss)	1.05	%(d)	3.74%	5.41	%(d)
Portfolio turnover rate (e)	4	%(f)	10%	2	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend Currency Hedged ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	For the Period 9/15/15* - 9/30/15
Net asset value, beginning of period	$41.09		$38.92	$40.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.17		1.63	0.53
Net realized and unrealized gain (loss) (b)	2.22		3.09	(1.08)

Total from investment operations	3.39		4.72	(0.55)

Net equalization credits and charges	—		(0.16)	—

Distributions to shareholders from:
Net investment income	(1.16)		(1.90)	(0.53)
Net realized gains	—		(0.49)	—

Total distributions	(1.16)		(2.39)	(0.53)

Net asset value, end of period	$43.32		$41.09	$38.92

Total return (c)	8.30%		12.20%	(1.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,166		$2,055	$3,892
Ratios to average net assets:
Total expenses	0.49	%(d)	0.49%	0.48	%(d)
Net expenses	0.04	%(d)	0.04%	0.03	%(d)
Net investment income (loss)	5.57	%(d)	4.15%	30.27	%(d)
Portfolio turnover rate (e)	3	%(g)	9%	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$81.92		$72.62	$83.84	$75.37	$73.54	$66.85

Income (loss) from investment operations:
Net investment income (loss) (a)	0.04		1.38	1.83	1.74	1.62	1.32
Net realized and unrealized gain (loss) (b)	5.33		10.81	(11.83)	7.95	1.96	8.00

Total from investment operations	5.37		12.19	(10.00)	9.69	3.58	9.32

Distributions to shareholders from:
Net investment income	(1.41)		(2.89)	(1.22)	(1.22)	(1.75)	(1.71)
Net realized gains	—		—	—	—	—	(0.92)

Total distributions	(1.41)		(2.89)	(1.22)	(1.22)	(1.75)	(2.63)

Net asset value, end of period	$85.88		$81.92	$72.62	$83.84	$75.37	$73.54

Total return (c)	6.80%		17.24%	(12.15)%	12.99%	4.91%	14.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$334,914		$335,858	$428,447	$687,494	$399,460	$389,769
Ratios to average net assets:
Total expenses	0.49	%(d)	0.49%	0.53%	0.59%	0.59%	0.60%
Net investment income (loss)	0.10	%(d)	1.85%	2.14%	2.17%	2.14%	1.87%
Portfolio turnover rate (e)	1	%(f)	1%	28%	15%	16%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Russia ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$17.84		$14.90	$22.03	$27.19	$28.54	$25.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.11		0.48	0.56	0.75	0.70	0.57
Net realized and unrealized gain (loss) (b)	2.28		3.12	(7.02)	(5.51)	(0.82)	2.80

Total from investment operations	2.39		3.60	(6.46)	(4.76)	(0.12)	3.37

Distributions to shareholders from:
Net investment income	(0.39)		(0.66)	(0.67)	(0.40)	(1.23)	(0.48)

Net asset value, end of period	$19.84		$17.84	$14.90	$22.03	$27.19	$28.54

Total return (c)	13.40%		25.55%	(29.32)%	(17.72)%	(0.41)%	13.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,732		$26,759	$23,101	$23,135	$31,264	$39,963
Ratios to average net assets:
Total expenses	0.59	%(d)	0.59%	0.59%	0.60%	0.60%	0.59%
Net investment income (loss)	1.17	%(d)	3.04%	3.27%	2.94%	2.56%	2.05%
Portfolio turnover rate (e)	0	%(f)(g)	10%	7%	4%	3%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$78.85		$68.73	$76.42	$74.18	$65.45	$57.68

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.12)		1.38	1.92	1.77	1.63	1.68
Net realized and unrealized gain (loss) (b)	4.26		10.68	(8.34)	1.93	8.72	7.56

Total from investment operations	4.14		12.06	(6.42)	3.70	10.35	9.24

Other capital	0.01		0.00 (c)	0.02	—	—	—

Distributions to shareholders from:
Net investment income	(1.05)		(1.94)	(1.29)	(1.46)	(1.62)	(1.47)

Net asset value, end of period	$81.95		$78.85	$68.73	$76.42	$74.18	$65.45

Total return (d)	5.45%		17.81%	(8.69)%	5.00%	16.20%	16.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$819,530		$812,123	$817,908	$947,605	$897,623	$759,186
Ratios to average net assets:
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	(0.30	)%(e)	1.94%	2.32%	2.33%	2.31%	2.56%
Portfolio turnover rate (f)	3	%(g)	6%	14%	10%	12%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI China A Shares IMI ETF
	Six Months Ended 3/31/17 (Unaudited)		For the Period 10/29/15* - 9/30/16*
Net asset value, beginning of period	$21.47		$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)		0.15
Net realized and unrealized gain (loss) (b)	0.21		(3.43)

Total from investment operations	0.14		(3.28)

Other capital	—		0.06

Distributions to shareholders from:
Net investment income	—		(0.31)

Net asset value, end of period	$21.61		$21.47

Total return (c)	0.63%		(12.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,161		$2,147
Ratios to average net assets:
Total expenses	0.66	%(d)	0.66	%(d)
Net investment income (loss)	(0.64	)%(d)	0.74	%(d)
Portfolio turnover rate (e)	1	%(f)	14	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$60.20		$52.42	$66.35	$63.14	$63.85	$57.26

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15		1.12	1.28	1.39	1.38	1.48
Net realized and unrealized gain (loss) (b)	3.93		7.82	(13.88)	2.85	(0.55)	7.20

Total from investment operations	4.08		8.94	(12.60)	4.24	0.83	8.68

Net equalization credits and charges	—		—	0.00 (c)	—	—	—

Other capital	—		—	—	—	—	0.00 (d)

Distributions to shareholders from:
Net investment income	(0.49)		(1.16)	(1.33)	(1.03)	(1.54)	(1.41)
Net realized gains	—		—	—	—	—	(0.68)

Total distributions	(0.49)		(1.16)	(1.33)	(1.03)	(1.54)	(2.09)

Net asset value, end of period	$63.79		$60.20	$52.42	$66.35	$63.14	$63.85

Total return (e)	6.88%		17.38%	(19.34)%	6.73%	1.31%	15.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$325,318		$234,783	$188,707	$285,285	$189,412	$166,023
Ratios to average net assets:
Total expenses	0.59	%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net expenses	0.59	%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	0.51	%(f)	2.05%	2.02%	2.12%	2.15%	2.39%
Portfolio turnover rate (g)	0	%(h)(i)	12%	18%	9%	21%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$27.40		$25.06	$36.66	$40.34	$43.70	$43.89

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		1.28	1.44	1.77	2.45	3.18
Net realized and unrealized gain (loss) (b)	1.77		2.29	(11.68)	(3.86)	(3.87)	(0.78)

Total from investment operations	2.05		3.57	(10.24)	(2.09)	(1.42)	2.40

Net equalization credits and charges	0.00	(c)	0.04	(0.03)	0.04	0.09	0.01

Other capital	0.00	(c)	0.02	0.01	0.01	0.05	—

Distributions to shareholders from:
Net investment income	(0.21)		(1.29)	(1.34)	(1.64)	(2.08)	(2.60)

Net asset value, end of period	$29.24		$27.40	$25.06	$36.66	$40.34	$43.70

Total return (d)	7.51%		14.70%	(28.56)%	(5.16)%	(2.80)%	5.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$346,465		$300,042	$298,163	$491,217	$538,651	$301,515
Ratios to average net assets:
Total expenses	0.49	%(e)	0.49%	0.53%	0.59%	0.60%	0.61%
Net investment income (loss)	2.06	%(e)	4.91%	4.32%	4.50%	5.71%	6.80%
Portfolio turnover rate (f)	81	%(g)	48%	78%	67%	85%	134%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$26.15		$24.12	$35.19	$40.26	$41.26	$37.16

Income (loss) from investment operations:
Net investment income (loss) (a)	0.12		0.69	0.82	1.07	1.02	0.95
Net realized and unrealized gain (loss) (b)	2.77		2.08	(10.80)	(5.43)	(0.37)	4.22

Total from investment operations	2.89		2.77	(9.98)	(4.36)	0.65	5.17

Distributions to shareholders from:
Net investment income	(0.53)		(0.74)	(1.09)	(0.71)	(1.65)	(1.07)

Net asset value, end of period	$28.51		$26.15	$24.12	$35.19	$40.26	$41.26

Total return (c)	11.15%		11.85%	(28.73)%	(11.01)%	1.68%	14.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,471		$33,989	$41,009	$66,865	$76,485	$86,639
Ratios to average net assets:
Total expenses	0.49	%(d)	0.62%	0.53%	0.59%	0.59%	0.60%
Net investment income (loss)	0.89	%(d)	2.78%	2.82%	2.77%	2.48%	2.41%
Portfolio turnover rate (e)	2	%(f)	15%	7%	15%	6%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Latin America ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$45.52		$36.73	$61.51	$64.16	$71.28	$64.12

Income (loss) from investment operations:
Net investment income (loss) (a)	0.48		0.91	1.13	1.58	1.65	1.76
Net realized and unrealized gain (loss) (b)	4.88		8.83	(24.66)	(2.77)	(7.23)	7.40

Total from investment operations	5.36		9.74	(23.53)	(1.19)	(5.58)	9.16

Distributions to shareholders from:
Net investment income	(0.29)		(0.95)	(1.25)	(1.46)	(1.54)	(2.00)

Net asset value, end of period	$50.59		$45.52	$36.73	$61.51	$64.16	$71.28

Total return (c)	11.84%		27.02%	(38.76)%	(1.88)%	(7.86)%	14.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,355		$27,314	$25,713	$49,208	$70,575	$114,055
Ratios to average net assets:
Total expenses	0.51	%(d)	0.50%	0.53%	0.59%	0.59%	0.59%
Net investment income (loss)	2.02	%(d)	2.28%	2.24%	2.50%	2.35%	2.43%
Portfolio turnover rate (e)	0	%(f)(g)	10%	6%	5%	10%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$60.20		$57.25	$70.16	$67.53	$70.76	$62.01

Income (loss) from investment operations:
Net investment income (loss) (a)	0.77		1.33	1.69	1.47	1.52	2.13
Net realized and unrealized gain (loss) (b)	(0.73)		2.95	(12.64)	2.87	(3.17)	9.44

Total from investment operations	0.04		4.28	(10.95)	4.34	(1.65)	11.57

Other capital	0.01		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.00)		(1.33)	(1.96)	(1.71)	(1.58)	(2.82)

Net asset value, end of period	$59.25		$60.20	$57.25	$70.16	$67.53	$70.76

Total return (c)	0.13%		7.94%	(16.01)%	6.51%	(2.38)%	19.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,662		$30,102	$40,076	$63,141	$67,535	$91,986
Ratios to average net assets:
Total expenses	0.49	%(d)	0.49%	0.53%	0.59%	0.59%	0.59%
Net investment income (loss)	2.64	%(d)	2.43%	2.47%	2.09%	2.26%	3.17%
Portfolio turnover rate (e)	0	%(f)(g)	6%	4%	23%	2%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P World ex-US ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$26.45		$25.17	$28.46	$28.00	$23.91	$21.37

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.69	0.71	0.89	0.73	0.75
Net realized and unrealized gain (loss) (b)	1.36		1.32	(3.25)	0.40	4.04	2.38

Total from investment operations	1.65		2.01	(2.54)	1.29	4.77	3.13

Distributions to shareholders from:
Net investment income	(0.42)		(0.69)	(0.75)	(0.83)	(0.68)	(0.59)
Net realized gains	—		(0.04)	—	—	—	—

Total distributions	(0.42)		(0.73)	(0.75)	(0.83)	(0.68)	(0.59)

Net asset value, end of period	$27.68		$26.45	$25.17	$28.46	$28.00	$23.91

Total return (c)	6.38%		8.12%	(9.14)%	4.52%	20.27%	14.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$797,201		$634,833	$714,914	$825,443	$688,755	$411,282
Ratios to average net assets:
Total expenses	0.34	%(d)	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income (loss)	2.17	%(d)	2.70%	2.53%	3.06%	2.79%	3.28%
Portfolio turnover rate (e)	2	%(f)	3%	8%	17%	2%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$31.21		$27.57	$32.76	$32.82	$27.49	$25.79

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		0.62	0.57	0.54	0.65	0.57
Net realized and unrealized gain (loss) (b)	1.10		3.76	(2.14)	0.36	5.37	2.08

Total from investment operations	1.38		4.38	(1.57)	0.90	6.02	2.65

Other capital	—		—	—	—	—	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.79)		(0.59)	(0.49)	(0.96)	(0.69)	(0.75)
Net realized gains	(0.38)		(0.15)	(3.13)	—	—	(0.20)

Total distributions	(1.17)		(0.74)	(3.62)	(0.96)	(0.69)	(0.95)

Net asset value, end of period	$31.42		$31.21	$27.57	$32.76	$32.82	$27.49

Total return (d)	4.70%		16.18%	(4.77)%	2.69%	22.25%	10.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$769,719		$702,312	$650,556	$792,719	$813,871	$679,080
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.47%	0.60%	0.59%	0.59%
Net investment income (loss)	1.83	%(e)	2.15%	1.93%	1.59%	2.20%	2.16%
Portfolio turnover rate (f)	3	%(g)	20%	17%	51%	21%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $ 0.005.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$41.61		$39.24	$41.54	$42.00	$39.29		$32.70

Income (loss) from investment operations:
Net investment income (loss) (a)	0.46		1.08	1.02	1.39	1.29		1.41
Net realized and unrealized gain (loss) (b)	(2.38)		2.32	(2.07)	0.16	4.01		5.67

Total from investment operations	(1.92)		3.40	(1.05)	1.55	5.30		7.08

Net equalization credits and charges	0.11		0.08	(0.01)	(0.06)	0.02		1.06

Distributions to shareholders from:
Net investment income	(2.48)		(1.11)	(1.24)	(1.95)	(2.61)		(1.55)

Net asset value, end of period	$37.32		$41.61	$39.24	$41.54	$42.00		$39.29

Total return (d)	(4.08)%		8.93%	(2.66)%	3.57%	13.83	%(c)	25.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,621,682		$4,528,235	$4,753,058	$4,903,056	$4,045,899		$3,136,658
Ratios to average net assets:
Total expenses	0.59	%(e)	0.59%	0.60%	0.59%	0.59%		0.59%
Net investment income (loss)	2.45	%(e)	2.65%	2.40%	3.27%	3.10%		3.96%
Portfolio turnover rate (f)	12	%(g)	14%	8%	8%	11%		11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$47.69		$43.31	$48.84	$43.51	$40.42	$38.94

Income (loss) from investment operations:
Net investment income (loss) (a)	0.64		1.58	1.46	1.68	1.99	1.60
Net realized and unrealized gain (loss) (b)	0.86		4.23	(5.62)	5.20	2.71	1.53

Total from investment operations	1.50		5.81	(4.16)	6.88	4.70	3.13

Distributions to shareholders from:
Net investment income	(0.77)		(1.43)	(1.37)	(1.55)	(1.61)	(1.65)

Net asset value, end of period	$48.42		$47.69	$43.31	$48.84	$43.51	$40.42

Total return (c)	3.22%		13.85%	(8.77)%	15.95%	11.99%	8.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$125,897		$85,850	$56,299	$112,333	$52,217	$36,378
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40%	0.41%	0.50%	0.59%
Net investment income (loss)	2.79	%(d)	3.55%	3.03%	3.51%	4.79%	4.02%
Portfolio turnover rate (e)	15	%(f)	21%	7%	14%	74%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$39.07		$32.56	$48.62	$48.54	$50.90	$45.94

Income (loss) from investment operations:
Net investment income (loss) (a)	0.45		0.97	1.51	1.33	1.30	1.14
Net realized and unrealized gain (loss) (b)	3.23		6.63	(16.27)	(0.10)	(2.41)	4.78

Total from investment operations	3.68		7.60	(14.76)	1.23	(1.11)	5.92

Distributions to shareholders from:
Net investment income	(0.38)		(1.09)	(1.30)	(1.15)	(1.25)	(0.96)

Net asset value, end of period	$42.37		$39.07	$32.56	$48.62	$48.54	$50.90

Total return (c)	9.46%		23.87%	(30.97)%	2.39%	(2.09)%	13.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$964,006		$722,833	$569,822	$595,617	$407,763	$414,852
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.16	%(d)	2.75%	3.52%	2.63%	2.63%	2.28%
Portfolio turnover rate (e)	7	%(f)	23%	21%	18%	31%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/17 (Unaudited)		For the Period 12/16/15* - 9/30/16
Net asset value, beginning of period	$34.05		$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.39
Net realized and unrealized gain (loss) (b)	0.33		8.91

Total from investment operations	0.58		9.30

Net equalization credits and charges	0.00	(c)	(0.02)

Other capital	—		0.02

Distributions to shareholders from:
Net investment income	(0.30)		(0.25)
Net realized gains	(1.13)		—

Total distributions	(1.43)		(0.25)

Net asset value, end of period	$33.20		$34.05

Total return (d)	1.63%		37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$886,473		$829,092
Ratios to average net assets:
Total expenses	0.35	%(e)	0.35	%(e)
Net investment income (loss)	1.48	%(e)	1.63	%(e)
Portfolio turnover rate (f)	10	%(g)	15	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$32.34		$30.31	$35.09	$34.29	$30.49	$27.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.33		0.87	0.94	1.17	0.90	0.89
Net realized and unrealized gain (loss) (b)	1.65		2.00	(4.92)	0.72	3.88	2.93

Total from investment operations	1.98		2.87	(3.98)	1.89	4.78	3.82

Distributions to shareholders from:
Net investment income	(0.34)		(0.84)	(0.80)	(1.09)	(0.98)	(0.88)

Net asset value, end of period	$33.98		$32.34	$30.31	$35.09	$34.29	$30.49

Total return (c)	6.21%		9.66%	(11.58)%	5.43%	15.96%	14.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,209,736		$847,299	$715,311	$575,494	$493,824	$384,218
Ratios to average net assets:
Total expenses	0.34	%(d)	0.34%	0.34%	0.35%	0.34%	0.34%
Net expenses	0.30	%(d)	0.30%	0.32%	0.35%	0.34%	0.34%
Net investment income (loss)	2.08	%(d)	2.80%	2.74%	3.25%	2.76%	3.03%
Portfolio turnover rate (e)	1	%(f)	7%	8%	3%	2%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13		For the Period 2/27/12* - 9/30/12
Net asset value, beginning of period	$64.88		$58.64	$63.82		$58.20		$50.04		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.66		1.53	1.74		1.48		1.30		0.88
Net realized and unrealized gain (loss) (b)	4.50		6.12	(5.17)		5.39		8.16		(0.30)

Total from investment operations	5.16		7.65	(3.43)		6.87		9.46		0.58

Distributions to shareholders from:
Net investment income	(0.87)		(1.41)	(1.75)		(1.21)		(1.28)		(0.54)
Net realized gains	—		—	(0.00	)(c)	(0.04)		(0.02)		—

Total distributions	(0.87)		(1.41)	(1.75)		(1.25)		(1.30)		(0.54)

Net asset value, end of period	$69.17		$64.88	$58.64		$63.82		$58.20		$50.04

Total return (d)	8.05%		13.20%	(5.61)%		11.77%		19.15%		1.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,841		$64,883	$35,186		$57,434		$5,820		$5,004
Ratios to average net assets:
Total expenses	0.25	%(e)	0.25%	0.25%		0.25%		0.25%		0.25	%(e)
Net investment income (loss)	1.99	%(e)	2.48%	2.70%		2.31%		2.40%		3.08	%(e)
Portfolio turnover rate (f)	1	%(g)	2%	3%		0	%(h)	0	%(h)	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$74.37		$67.90	$75.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.76		1.69	1.53
Net realized and unrealized gain (loss) (b)	5.12		6.47	(7.64)

Total from investment operations.	5.88		8.16	(6.11)

Net equalization credits and charges	0.18		0.02	0.03

Distributions to shareholders from:
Net investment income	(0.59)		(1.66)	(1.02)
Net realized gains	—		(0.05)	—

Total distributions	(0.59)		(1.71)	(1.02)

Net asset value, end of period	$79.84		$74.37	$67.90

Total return (c)	8.21%		12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$135,726		$96,683	$81,474
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30	%(d)
Net expenses	0.20	%(d)	0.20%	0.20	%(d)
Net investment income (loss)	2.00	%(d)	2.38%	2.42	%(d)
Portfolio turnover rate (e)	5	%(f)	12%	4	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	For the Period 10/25/16* - 3/31/17 (Unaudited)
Net asset value, beginning of period	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.61
Net realized and unrealized gain (loss) (b)	4.39

Total from investment operations	5.00

Net equalization credits and charges	0.00	(c)

Distributions to shareholders from:
Net investment income	(0.38)

Net asset value, end of period	$64.62

Total return (d)	8.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,309
Ratios to average net assets:
Total expenses	0.30	%(e)
Net expenses	0.20	%(e)
Net investment income (loss)	2.32	%(e)
Portfolio turnover rate (f)	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	For the Period 10/25/16* - 3/31/17 (Unaudited)
Net asset value, beginning of period	$55.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26
Net realized and unrealized gain (loss) (b)	2.52

Total from investment operations	2.78

Distributions to shareholders from:
Net investment income	(0.32)

Net asset value, end of period	$57.46

Total return (c)	5.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,746
Ratios to average net assets:
Total expenses	0.31	%(d)
Net investment income (loss)	1.12	%(d)
Portfolio turnover rate (e)	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$55.43		$52.68	$57.28		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.79		1.56	1.60		0.45
Net realized and unrealized gain (loss) (b)	1.56		2.70	(4.56)		(3.14)

Total from investment operations	2.35		4.26	(2.96)		(2.69)

Distributions to shareholders from:
Net investment income	(0.14)		(1.51)	(1.64)		(0.03)
Net realized gains	—		—	(0.00	)(c)	—

Total distributions	(0.14)		(1.51)	(1.64)		(0.03)

Net asset value, end of period	$57.64		$55.43	$52.68		$57.28

Total return (d)	4.27%		8.21%	(5.34)%		(4.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$123,930		$8,315	$5,268		$5,728
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	2.86	%(e)	2.89%	2.80%		2.35	%(e)
Portfolio turnover rate (f)	6	%(g)	20%	14%		0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$53.58		$47.58	$59.59		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		1.27	1.58		0.77
Net realized and unrealized gain (loss) (b)	2.05		5.69	(12.48)		(1.23)

Total from investment operations	2.33		6.96	(10.90)		(0.46)

Other capital	0.01		0.05	0.20		0.06

Distributions to shareholders from:
Net investment income	(0.57)		(1.01)	(1.31)		(0.01)
Net realized gains	—		—	(0.00	)(c)	—

Total distributions	(0.57)		(1.01)	(1.31)		(0.01)

Net asset value, end of period	$55.35		$53.58	$47.58		$59.59

Total return (d)	4.47%		15.00%	(18.29)%		(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,448		$116,539	$71,371		$5,959
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%		0.31	%(e)
Net investment income (loss)	1.06	%(e)	2.59%	2.82%		3.85	%(e)
Portfolio turnover rate (f)	8	%(h)	34%	23%		0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$63.75		$57.96	$59.95		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.72		1.40	1.35		0.37
Net realized and unrealized gain (loss) (b)	3.67		6.46	(2.04)		(0.38)

Total from investment operations	4.39		7.86	(0.69)		(0.01)

Distributions to shareholders from:
Net investment income	(0.67)		(1.37)	(1.30)		(0.04)
Net realized gains	—		(0.70)	(0.00	)(c)	—

Total distributions	(0.67)		(2.07)	(1.30)		(0.04)

Net asset value, end of period	$67.47		$63.75	$57.96		$59.95

Total return (d)	6.96%		13.78%	(1.25)%		(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,990		$6,375	$5,796		$5,995
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	2.23	%(e)	2.29%	2.18%		1.90	%(e)
Portfolio turnover rate (f)	2	%(g)	18%	13%		0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Australia StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$49.81		$42.50	$55.90		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.97		1.80	2.48		1.10
Net realized and unrealized gain (loss) (b)	2.77		7.14	(13.31)		(5.20)

Total from investment operations	3.74		8.94	(10.83)		(4.10)

Net equalization credits and charges	0.20		0.26	0.15		—

Distributions to shareholders from:
Net investment income	(1.29)		(1.89)	(2.72)		—
Net realized gains	—		—	(0.00	)(c)	—

Total distributions	(1.29)		(1.89)	(2.72)		—

Net asset value, end of period	$52.46		$49.81	$42.50		$55.90

Total return (d)	8.17%		22.15%	(19.87)%		(6.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,115		$9,962	$6,375		$5,590
Ratios to average net assets:
Total expenses	0.30	%(e)	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	3.95	%(e)	3.93%	4.77%		5.99	%(e)
Portfolio turnover rate (f)	13	%(g)	25%	12%		1	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Canada StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$52.66		$46.60	$59.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		1.13	1.18	0.39
Net realized and unrealized gain (loss) (b)	1.90		5.90	(13.19)	(0.55)

Total from investment operations	2.49		7.03	(12.01)	(0.16)

Net equalization credits and charges	0.13		0.11	0.40	—

Distributions to shareholders from:
Net investment income	(0.62)		(1.08)	(1.61)	(0.02)

Net asset value, end of period	$54.66		$52.66	$46.60	$59.82

Total return (c)	5.01%		15.62%	(19.84)%	(0.26)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,527		$18,430	$9,319	$2,991
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30%	0.30	%(d)
Net investment income (loss)	2.18	%(d)	2.30%	2.21%	2.06	%(d)
Portfolio turnover rate (e)	8	%(f)	21%	15%	2	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Germany StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$52.12		$48.44	$53.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06		1.20	1.24	0.02	(b)
Net realized and unrealized gain (loss) (c)	4.32		3.33	(5.39)	(6.44)

Total from investment operations	4.38		4.53	(4.15)	(6.42)

Net equalization credits and charges	(0.11)		0.20	0.18	—

Distributions to shareholders from:
Net investment income	(0.10)		(1.05)	(1.17)	(0.00	)(d)

Net asset value, end of period	$56.29		$52.12	$48.44	$53.58

Total return (e)	8.19%		9.99%	(7.64)%	(10.70	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,629		$13,031	$9,688	$5,358
Ratios to average net assets:
Total expenses	0.30	%(f)	0.30%	0.30%	0.30	%(f)
Net investment income (loss)	0.25	%(f)	2.37%	2.26%	0.11	%(b)(f)
Portfolio turnover rate (g)	6	%(h)	27%	18%	1	%(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Japan StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$67.43		$59.76	$60.46	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.58		0.95	0.88	0.41
Net realized and unrealized gain (loss) (b)	1.24		7.42	(0.97)	0.05

Total from investment operations	1.82		8.37	(0.09)	0.46

Net equalization credits and charges	(0.01)		0.27	0.24	—

Distributions to shareholders from:
Net investment income	(0.59)		(0.96)	(0.84)	—
Net realized gains	—		(0.01)	(0.01)	—

Total distributions	(0.59)		(0.97)	(0.85)	—

Net asset value, end of period	$68.65		$67.43	$59.76	$60.46

Total return (c)	2.72%		14.55%	0.21%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,730		$13,487	$11,951	$6,046
Ratios to average net assets:
Total expenses	0.30	%(d)	0.30%	0.30%	0.30	%(d)
Net investment income (loss)	1.72	%(d)	1.48%	1.38%	2.21	%(d)
Portfolio turnover rate (e)	13	%(g)	23%	23%	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Spain StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$41.94		$44.41	$55.05	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.67		1.54	1.86	0.67	(b)
Net realized and unrealized gain (loss) (c)	4.90		(2.53)	(10.25)	(5.56)

Total from investment operations	5.57		(0.99)	(8.39)	(4.89)

Net equalization credits and charges	—		—	(0.20)	—

Distributions to shareholders from:
Net investment income	(1.24)		(1.48)	(2.05)	(0.06)

Net asset value, end of period	$46.27		$41.94	$44.41	$55.05

Total return (d)	13.71%		(2.23)%	(16.00)%	(8.16	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,314		$2,097	$2,220	$8,258
Ratios to average net assets:
Total expenses	0.30	%(e)	0.31%	0.30%	0.30	%(e)
Net investment income (loss)	3.23	%(e)	3.66%	3.67%	3.83	%(b)(e)
Portfolio turnover rate (f)	3	%(g)	9%	12%	1	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (8.28)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI United Kingdom StrategicFactors ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$48.26		$50.14	$57.08	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.76		1.82	2.18	0.62	(b)
Net realized and unrealized gain (loss) (c)	0.65		(1.77)	(7.43)	(3.53)

Total from investment operations	1.41		0.05	(5.25)	(2.91)

Net equalization credits and charges	—		—	0.34	—

Distributions to shareholders from:
Net investment income	(0.74)		(1.93)	(2.03)	(0.01)

Net asset value, end of period	$48.93		$48.26	$50.14	$57.08

Total return (d)	3.02%		0.18%	(8.85)%	(4.86	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,447		$2,413	$2,507	$5,708
Ratios to average net assets:
Total expenses	0.30	%(e)	0.31%	0.30%	0.30	%(e)
Net investment income (loss)	3.28	%(e)	3.71%	3.90%	3.40	%(b)(e)
Portfolio turnover rate (f)	10	%(h)	24%	31%	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	For the Period 5/29/13* - 9/30/13
Net asset value, beginning of period	$63.21		$58.60	$64.89	$63.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.90		2.56	2.70	2.99	0.75
Net realized and unrealized gain (loss) (b)	1.12		4.87	(6.27)	1.32	3.20

Total from investment operations	2.02		7.43	(3.57)	4.31	3.95

Net equalization credits and charges	0.01		0.08	0.39	0.06	0.01

Distributions to shareholders from:
Net investment income	(0.84)		(2.61)	(2.61)	(2.81)	(0.63)
Net realized gains	—		(0.29)	(0.50)	—	—

Total distributions	(0.84)		(2.90)	(3.11)	(2.81)	(0.63)

Net asset value, end of period	$64.40		$63.21	$58.60	$64.89	$63.33

Total return (c)	3.25%		13.16%	(5.17)%	6.85%	6.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$125,589		$104,298	$73,250	$29,200	$9,499
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Net investment income (loss)	2.89	%(d)	4.27%	4.16%	4.46%	3.61	%(d)
Portfolio turnover rate (e)	49	%(f)	49%	31%	37%	10	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$36.61		$33.95	$46.33	$46.60	$45.27		$45.07

Income (loss) from investment operations:
Net investment income (loss) (a)	0.55		1.68	2.05	2.41	3.27		3.29
Net realized and unrealized gain (loss) (b)	1.88		2.56	(12.36)	(0.29)	1.20		(0.22)

Total from investment operations	2.43		4.24	(10.31)	2.12	4.47		3.07

Net equalization credits and charges	(0.01)		0.05	(0.01)	0.03	(0.00	)(c)	0.14

Distributions to shareholders from:
Net investment income	(1.02)		(1.63)	(2.06)	(2.42)	(3.14)		(3.01)

Net asset value, end of period	$38.01		$36.61	$33.95	$46.33	$46.60		$45.27

Total return (d)	6.74%		12.98%	(22.86)%	4.43%	10.24%		7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,140,318		$1,010,508	$974,416	$1,450,114	$1,304,826		$1,000,522
Ratios to average net assets:
Total expenses	0.45	%(e)	0.45%	0.46%	0.46%	0.45%		0.45%
Net investment income (loss)	2.99	%(e)	4.81%	4.84%	4.96%	6.97%		7.11%
Portfolio turnover rate (f)	87	%(g)	39%	76%	62%	121%		127%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$42.74		$37.00	$48.31	$46.15	$44.43		$40.57

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15		0.89	1.01	1.01	0.95		0.96
Net realized and unrealized gain (loss) (b)	3.35		5.84	(11.19)	2.11	1.81		5.15

Total from investment operations	3.50		6.73	(10.18)	3.12	2.76		6.11

Net equalization credits and charges	—		—	0.00	—	—		—

Other capital	0.02		0.04	0.04	0.05	0.03		0.04

Distributions to shareholders from:
Net investment income	(0.84)		(1.03)	(1.17)	(1.01)	(1.07)		(0.92)
Net realized gains	—		—	—	—	—		(1.37)

Total distributions	(0.84)		(1.03)	(1.17)	(1.01)	(1.07)		(2.29)

Net asset value, end of period	$45.42		$42.74	$37.00	$48.31	$46.15		$44.43

Total return (d)	8.49%		18.67%	(21.38)%	6.90%	6.29	%(c)	16.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$372,432		$320,556	$373,681	$570,082	$761,466		$897,446
Ratios to average net assets:
Total expenses	0.65	%(e)	0.65%	0.65%	0.65%	0.65%		0.66%
Net investment income (loss)	0.71	%(e)	2.29%	2.26%	2.10%	2.05%		2.27%
Portfolio turnover rate (f)	7	%(g)	19%	12%	23%	18%		22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$49.68		$45.11	$44.24	$42.16	$40.56	$32.58

Income (loss) from investment operations:
Net investment income (loss) (a)	0.84		1.23	1.17	1.23	1.16	1.12
Net realized and unrealized gain (loss) (b)	(2.53)		4.88	1.04	2.24	2.21	7.52

Total from investment operations	(1.69)		6.11	2.21	3.47	3.37	8.64

Net equalization credits and charges	(0.01)		0.03	0.02	0.07	0.10	0.58

Distributions to shareholders from:
Net investment income	(0.88)		(1.57)	(1.36)	(1.46)	(1.87)	(1.24)
Net realized gains	(0.02)		—	—	—	—	—

Total distributions	(0.90)		(1.57)	(1.36)	(1.46)	—	—

Net asset value, end of period	$47.08		$49.68	$45.11	$44.24	$42.16	$40.56

Total return (c)	(3.40)%		13.71%	4.96%	8.44%	8.61%	28.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,542,408		$2,494,073	$1,899,194	$1,473,132	$1,003,377	$543,476
Ratios to average net assets:
Total expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.58	%(d)	2.56%	2.46%	2.77%	2.71%	2.96%
Portfolio turnover rate (e)	8	%(f)	9%	6%	7%	8%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Discretionary Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$36.26		$35.75	$36.81	$37.95	$27.65	$25.05

Income (loss) from investment operations:
Net investment income (loss) (a)	0.33		0.81	0.80	0.72	0.68	0.52
Net realized and unrealized gain (loss) (b)	1.80		0.50	(1.07)	(1.00)	10.26	3.11

Total from investment operations	2.13		1.31	(0.27)	(0.28)	10.94	3.63

Net equalization credits and charges	(0.01)		0.02	0.00 (c)	(0.01)	(0.02)	(0.13)

Distributions to shareholders from:
Net investment income	(0.25)		(0.82)	(0.79)	(0.85)	(0.62)	(0.51)
Net realized gains	—		—	—	—	—	(0.39)

Total distributions	(0.25)		(0.82)	(0.79)	(0.85)	(0.62)	(0.90)

Net asset value, end of period	$38.13		$36.26	$35.75	$36.81	$37.95	$27.65

Total return (d)	5.91%		3.84%	(0.85)%	(0.91)%	39.94%	14.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,253		$12,691	$14,302	$18,405	$18,976	$5,529
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.44%	0.50%	0.50%	0.51%
Net investment income (loss)	1.80	%(e)	2.25%	2.07%	1.84%	2.04%	1.96%
Portfolio turnover rate (f)	0	%(g)(h)	9%	9%	2%	2%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$44.30		$39.47	$38.96	$38.89	$34.52	$29.60

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27		0.81	0.85	0.96	0.92	0.82
Net realized and unrealized gain (loss) (b)	(1.37)		4.88	0.45	0.04	4.25	4.90

Total from investment operations	(1.10)		5.69	1.30	1.00	5.17	5.72

Net equalization credits and charges	0.00	(c)	(0.01)	0.03	0.04	0.04	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.30)		(0.85)	(0.82)	(0.97)	(0.84)	(0.80)

Net asset value, end of period	$42.90		$44.30	$39.47	$38.96	$38.89	$34.52

Total return (d)	(2.48)%		14.46%	3.41%	2.61%	15.20%	19.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$36,462		$35,442	$65,130	$42,853	$36,941	$18,986
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.43%	0.50%	0.50%	0.50%
Net investment income (loss)	1.33	%(e)	1.93%	2.12%	2.40%	2.47%	2.53%
Portfolio turnover rate (f)	5	%(g)	3%	5%	5%	4%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Energy Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$17.52		$15.47	$25.75	$25.07	$25.31	$22.46

Income (loss) from investment operations:
Net investment income (loss) (a)	0.32		0.75	0.78	0.89	0.81	0.79
Net realized and unrealized gain (loss) (b)	0.64		2.02	(10.33)	0.60	(0.28)	2.89

Total from investment operations	0.96		2.77	(9.55)	1.49	0.53	3.68

Net equalization credits and charges	0.04		0.00 (c)	0.03	0.05	0.03	(0.02)

Distributions to shareholders from:
Net investment income	(0.35)		(0.72)	(0.76)	(0.86)	(0.80)	(0.81)

Net asset value, end of period	$18.17		$17.52	$15.47	$25.75	$25.07	$25.31

Total return (d)	5.63%		18.31%	(37.45)%	6.04%	2.35%	16.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,331		$35,045	$23,207	$19,312	$12,535	$11,389
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.43%	0.50%	0.50%	0.50%
Net investment income (loss)	3.59	%(e)	4.53%	3.95%	3.30%	3.30%	3.16%
Portfolio turnover rate (f)	10	%(g)	10%	5%	9%	2%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$17.91		$19.24	$21.85	$21.76	$17.67	$15.47

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.64	0.62	0.72	0.70	0.64
Net realized and unrealized gain (loss) (b)	2.60		(1.21)	(2.62)	0.39	4.27	2.15

Total from investment operations	2.86		(0.57)	(2.00)	1.11	4.97	2.79

Net equalization credits and charges	(0.02)		0.16	0.02	(0.18)	(0.11)	(0.07)

Distributions to shareholders from:
Net investment income	(0.29)		(0.92)	(0.63)	(0.84)	(0.77)	(0.52)

Net asset value, end of period	$20.46		$17.91	$19.24	$21.85	$21.76	$17.67

Total return (c)	15.89%		(1.98)%	(9.25)%	4.23%	27.98%	18.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,160		$6,269	$10,580	$10,924	$6,528	$3,534
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.44%	0.51%	0.50%	0.50%
Net investment income (loss)	2.65	%(d)	3.47%	2.92%	3.19%	3.50%	3.94%
Portfolio turnover rate (e)	3	%(f)	21%	12%	20%	2%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Health Care Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$47.67		$48.32	$48.98		$41.71	$35.15	$29.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.56		0.91	0.73		0.81	0.77	0.86
Net realized and unrealized gain (loss) (b)	(0.86)		(0.50)	(0.67)		7.30	6.53	5.57

Total from investment operations	(0.30)		0.41	0.06		8.11	7.30	6.43

Net equalization credits and charges	(0.04)		(0.02)	0.02		0.02	0.07	(0.01)

Distributions to shareholders from:
Net investment income	(0.48)		(0.96)	(0.74)		(0.86)	(0.81)	(0.82)
Net realized gains	—		(0.08)	(0.00	)(c)	—	—	—

Total distributions	(0.48)		(1.04)	(0.74)		(0.86)	(0.81)	(0.82)

Net asset value, end of period	$46.85		$47.67	$48.32		$48.98	$41.71	$35.15

Total return (d)	(0.71)%		0.80%	0.10%		19.57%	21.14%	22.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$51,530		$50,054	$74,901		$66,125	$60,479	$28,123
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.44%		0.50%	0.50%	0.50%
Net investment income (loss)	2.51	%(e)	1.88%	1.44%		1.76%	1.98%	2.70%
Portfolio turnover rate (f)	2	%(g)	7%	11%		13%	8%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$30.35		$26.65	$30.40	$30.53	$24.67	$22.46

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.62	0.55	0.68	0.63	0.55
Net realized and unrealized gain (loss) (b)	1.87		3.70	(3.77)	(0.07)	6.18	2.32

Total from investment operations	2.07		4.32	(3.22)	0.61	6.81	2.87

Net equalization credits and charges	0.01		0.06	0.02	(0.07)	(0.21)	(0.10)

Distributions to shareholders from:
Net investment income	(0.16)		(0.68)	(0.55)	(0.67)	(0.74)	(0.56)

Net asset value, end of period	$32.27		$30.35	$26.65	$30.40	$30.53	$24.67

Total return (c)	6.88%		16.68%	(10.70)%	1.67%	27.19%	12.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,977		$15,177	$17,322	$24,324	$13,740	$8,635
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.45%	0.51%	0.50%	0.50%
Net investment income (loss)	1.29	%(d)	2.19%	1.85%	2.17%	2.29%	2.27%
Portfolio turnover rate (e)	3	%(f)	10%	12%	4%	7%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Materials Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$20.00		$16.47	$21.72		$23.33		$23.68	$22.83

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23		0.34	0.59	(b)	0.46		0.44	0.42
Net realized and unrealized gain (loss) (c).	1.69		3.54	(5.23)		(1.40)		(0.31)	0.87

Total from investment operations	1.92		3.88	(4.64)		(0.94)		0.13	1.29

Net equalization credits and charges	(0.07)		0.01	0.00	(d)	(0.00	)(d)	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.11)		(0.36)	(0.61)		(0.67)		(0.47)	(0.45)

Net asset value, end of period	$21.74		$20.00	$16.47		$21.72		$23.33	$23.68

Total return (e)	9.26%		23.96%	(21.82	)%(b)	(4.19)%		0.43%	5.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,130		$5,000	$4,940		$7,603		$9,333	$11,842
Ratios to average net assets:
Total expenses	0.40	%(f)	0.41%	0.45%		0.52%		0.50%	0.50%
Net investment income (loss)	2.17	%(f)	1.92%	2.88	%(b)	1.95%		1.90%	1.77%
Portfolio turnover rate (g)	8	%(h)	12%	2%		15%		8%	0	%(i)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.13 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2015, the total return would have been (22.96)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$34.98		$29.16	$31.48		$30.02		$24.18	$22.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.41	0.37		0.32		0.31	0.29
Net realized and unrealized gain (loss) (b)	3.76		6.00	(2.40)		1.62		5.89	2.37

Total from investment operations	3.90		6.41	(2.03)		1.94		6.20	2.66

Net equalization credits and charges	(0.05)		0.02	(0.00	)(c)	(0.00	)(c)	(0.06)	(0.03)

Distributions to shareholders from:
Net investment income	(0.04)		(0.61)	(0.29)		(0.48)		(0.30)	(0.31)
Net realized gains	—		—	—		—		—	(0.14)

Total distributions	(0.04)		(0.61)	(0.29)		(0.48)		(0.30)	(0.45)

Net asset value, end of period	$38.79		$34.98	$29.16		$31.48		$30.02	$24.18

Total return (d)	11.04%		22.29%	(6.50)%		6.43%		25.54%	12.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,093		$10,493	$10,206		$12,591		$12,007	$10,881
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.45%		0.53%		0.50%	0.50%
Net investment income (loss)	0.79	%(e)	1.30%	1.14%		1.00%		1.13%	1.21%
Portfolio turnover rate (f)	1	%(g)	8%	5%		4%		13%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Telecommunications Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$24.69		$24.20	$25.63	$26.89		$22.82	$22.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27		0.88	0.77	3.19	(b)	0.98	1.45
Net realized and unrealized gain (loss) (c).	(0.68)		0.64	(1.41)	(1.01)		4.01	0.10

Total from investment operations	(0.41)		1.52	(0.64)	2.18		4.99	1.55

Net equalization credits and charges	(0.01)		(0.03)	(0.01)	(0.10)		0.01	(0.01)

Distributions to shareholders from:
Net investment income	(0.22)		(1.00)	(0.78)	(3.34)		(0.93)	(1.37)

Net asset value, end of period	$24.05		$24.69	$24.20	$25.63		$26.89	$22.82

Total return (d)	(1.64)%		6.19%	(2.70)%	7.43	%(b)	22.68%	7.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,284		$28,394	$36,300	$43,565		$33,618	$25,098
Ratios to average net assets:
Total expenses	0.40	%(e)	0.40%	0.44%	0.51%		0.50%	0.50%
Net investment income (loss)	2.29	%(e)	3.52%	2.94%	11.54	%(b)	4.18%	6.48%
Portfolio turnover rate (f)	3	%(g)	14%	21%	16%		7%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $ 2.29 per share and 8.27% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 0.02%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Six Months Ended 3/31/17 (Unaudited)		Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$16.29		$15.95	$18.81	$17.72	$16.39	$17.38

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20		0.66	0.60	0.69	0.65	0.85
Net realized and unrealized gain (loss) (b)	(0.19)		0.31	(2.82)	1.04	1.33	(1.24)

Total from investment operations	0.01		0.97	(2.22)	1.73	1.98	(0.39)

Net equalization credits and charges	(0.01)		0.01	(0.01)	0.02	0.06	0.14

Distributions to shareholders from:
Net investment income	(0.21)		(0.64)	(0.63)	(0.66)	(0.71)	(0.74)

Net asset value, end of period	$16.08		$16.29	$15.95	$18.81	$17.72	$16.39

Total return (c)	0.02%		6.22%	(11.98)%	9.86%	12.79%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,730		$30,140	$27,114	$69,587	$39,868	$25,403
Ratios to average net assets:
Total expenses	0.40	%(d)	0.40%	0.45%	0.50%	0.50%	0.50%
Net investment income (loss)	2.68	%(d)	4.06%	3.38%	3.65%	3.87%	5.15%
Portfolio turnover rate (e)	7	%(f)	9%	6%	8%	1%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of March 31, 2017, the Trust consists of forty-eight (48) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds (each a “Fund”, and collectively, the “Funds”):

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX Small Cap ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR MSCI EAFE StrategicFactors ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR MSCI Australia StrategicFactors ETF

SPDR MSCI Canada StrategicFactors ETF

SPDR MSCI Germany StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR MSCI Spain StrategicFactors ETF

SPDR MSCI United Kingdom StrategicFactors ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

Each fund is classified as a non-diversified investment company under the 1940 Act.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF and SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF were formed on October 24, 2016, and commenced operations on October 25, 2016.

On November 14, 2016, SPDR MSCI International Real Estate Currency Hedged ETF, SPDR MSCI Mexico StrategicFactors ETF, SPDR MSCI South Korea StrategicFactors ETF and SPDR MSCI Taiwan StrategicFactors ETF were liquidated and closed.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published NAV per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The SPDR MSCI China A Shares IMI ETF had transfers from Level 1 to Level 2 during the period ended March 31, 2017 in the amount of $95,175, due to securities halted from trading. At March 31, 2017, the investments are valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 31, 2016, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended March 31, 2017:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Australia StrategicFactors ETF

SPDR MSCI Canada StrategicFactors ETF

SPDR MSCI Germany StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

Distributions

The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR Dow Jones International Real Estate ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

The following Funds declare and distribute from net investment income, if any, to its shareholders semi-annually:

SPDR EURO STOXX Small Cap ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE StrategicFactors ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR MSCI World StrategicFactors ETF

SPDR MSCI Australia StrategicFactors ETF

SPDR MSCI Canada StrategicFactors ETF

SPDR MSCI Germany StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR MSCI Spain StrategicFactors ETF

SPDR MSCI United Kingdom StrategicFactors ETF

SPDR S&P Emerging Markets Small Cap ETF

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2017, the following Funds entered into futures contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Return enhancement, hedging and exposing cash reserves to markets
SPDR S&P Emerging Markets ETF	Return enhancement, hedging and exposing cash reserves to markets
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Return enhancement, hedging and exposing cash reserves to markets

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended March 31, 2017, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR S&P International Dividend Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$3,257	$—	$—	$—	$3,257
Futures Contracts (b)	—	—	—	4,321	—	4,321
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	—	12,492	—	—	—	12,492
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts (b)	—	—	—	3,650	—	3,650

(a)	Unrealized appreciation on forward foreign currency exchange contracts.
(b)	Unrealized appreciation on open futures contracts. The Statements ofAssets and Liabilities only reflect the current day’s net variation margin.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$121,283	$—	$—	$—	$121,283
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	—	12,694	—	—	—	12,694
SPDR S&P Emerging Markets ETF
Futures Contracts (b)	—	—	—	(5,043)	—	(5,043)

(a)	Unrealized depreciation on forward foreign currency exchange contracts.
(b)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	$—	$819,953	$—	$—	$—	$819,953
Futures Contracts	—	—	—	17,679	—	17,679
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	—	11,447	—	—	—	11,447
SPDR S&P Emerging Markets ETF
Futures Contracts	—	—	—	27,133	—	27,133
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	7,469	—	7,469

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	$—	$(21,324)	$—	$—	$—	$(21,324)
Futures Contracts	—	—	—	4,579	—	4,579
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	—	24,374	—	—	—	24,374
SPDR S&P Emerging Markets ETF
Futures Contracts	—	—	—	(1,397)	—	(1,397)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	3,650	—	3,650

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at March 31, 2017:

SPDR EURO STOXX 50 Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of Montreal	$552	$(552)	$—	$—
Royal Bank of Canada	2,655	(2,655)	—	—
Societe Generale	50	(50)	—	—

	$3,257	$(3,257)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A	$(19,218)	$—	$—	$(19,218)
Bank of Montreal	(24,690)	552	—	(24,138)
BNP Paribas SA	(19,193)	—	—	(19,193)
HSBC Bank USA	(19,399)	—	—	(19,399)
Royal Bank of Canada	(19,383)	2,655	—	(16,728)
Societe Generale	(19,302)	50	—	(19,252)
UBS	(98)	—	—	(98)

	$(121,283)	$3,257	$—	$(118,026)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P International Dividend Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A	$5,529	$—	$—	$5,529
Bank of Montreal	822	(822)	—	—
BNP Paribas SA	3,715	(14)	—	3,701
HSBC Bank USA	32	(32)	—	—
Royal Bank of Canada	1,974	(293)	—	1,681
Societe Generale	16	(16)	—	—
Toronto Dominion Bank	397	(397)	—	—
UBS	7	(7)	—	—

	$12,492	$(1,581)	$—	$10,911

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of Montreal	$(6,246)	$822	$—	$(5,424)
BNP Paribas SA	(14)	14	—	—
HSBC Bank USA	(1,432)	32	—	(1,400)
Royal Bank of Canada	(293)	293	—	—
Societe Generale	(2,534)	16	—	(2,518)
Toronto Dominion Bank	(2,145)	397	—	(1,748)
UBS	(30)	7	—	(23)

	$(12,694)	$1,581	$—	$(11,113)

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR EURO STOXX Small Cap ETF	0.45
SPDR EURO STOXX 50 Currency Hedged ETF	0.32
SPDR S&P International Dividend Currency Hedged ETF	0.48
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Russia ETF	0.59

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

Annual Rate
SPDR S&P China ETF	0.59%
SPDR MSCI China A Shares IMI ETF	0.65
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Europe ETF	0.49
SPDR S&P Emerging Latin America ETF	0.49
SPDR S&P Emerging Middle East & Africa ETF	0.49
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.40
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR MSCI Australia StrategicFactors ETF	0.30
SPDR MSCI Canada StrategicFactors ETF	0.30
SPDR MSCI Germany StrategicFactors ETF	0.30
SPDR MSCI Japan StrategicFactors ETF	0.30
SPDR MSCI Spain StrategicFactors ETF	0.30
SPDR MSCI United Kingdom StrategicFactors ETF	0.30
SPDR S&P Global Dividend ETF	0.40
SPDR S&P International Dividend ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.40
SPDR S&P International Consumer Staples Sector ETF	0.40
SPDR S&P International Energy Sector ETF	0.40
SPDR S&P International Financial Sector ETF	0.40
SPDR S&P International Health Care Sector ETF	0.40
SPDR S&P International Industrial Sector ETF	0.40
SPDR S&P International Materials Sector ETF	0.40
SPDR S&P International Technology Sector ETF	0.40
SPDR S&P International Telecommunications Sector ETF	0.40
SPDR S&P International Utilities Sector ETF	0.40

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2018, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF, the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF will be limited to 0.30%, 0.20% and 0.20%, respectively, of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified at any time after January 31, 2018. This waiver and/or reimbursement may not be terminated prior to October 31, 2017 except with the approval of the Fund’s Board of Trustees. For the period ended March 31, 2017, SPDR MSCI ACWI ex-US ETF, the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF waived $203,768, $59,073 and $13,057, respectively.

For the SPDR EURO STOXX 50 Currency Hedged ETF, the SPDR S&P International Dividend Currency Hedged ETF and the SPDR S&P Emerging Markets ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in the Underlying Fund, until January 31, 2018. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2018, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board. For the period ended March 31, 2017, SPDR EURO STOXX 50 Currency Hedged ETF, the SPDR S&P International Dividend Currency Hedged ETF and the SPDR S&P Emerging Markets ETF, waived $25,260, $4,711, and $28, respectively.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Advisor, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust. See Note 12.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (“formerly the State Street Navigator Securities Lending Prime Portfolio”), an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017, are disclosed in the Schedules of Investments.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The SPDR S&P Emerging Markets ETF had a cash overdraft related to unsettled foreign currency transactions.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2017, were as follows:

	Purchases	Sales
SPDR STOXX Europe 50 ETF	$1,659,942	$2,524,439
SPDR EURO STOXX 50 ETF	24,259,376	34,686,495
SPDR EURO STOXX Small Cap ETF	2,085,865	2,114,888
SPDR EURO STOXX 50 Currency Hedged ETF	1,394,141	661,326
SPDR S&P International Dividend Currency Hedged ETF	112,035	61,452
SPDR S&P Emerging Asia Pacific ETF	2,627,270	10,351,581
SPDR S&P Russia ETF	—	522,231
SPDR S&P China ETF	66,283,415	22,357,688
SPDR MSCI China A Shares IMI ETF	12,284	18,983
SPDR S&P Emerging Markets ETF	22,941,593	437,710
SPDR S&P Emerging Markets Dividend ETF	265,211,389	252,130,694
SPDR S&P Emerging Europe ETF	2,288,316	817,537
SPDR S&P Emerging Latin America ETF	60,202	73,205
SPDR S&P Emerging Middle East & Africa ETF	64,692	1,146,722
SPDR S&P World ex-US ETF	20,936,359	15,162,079
SPDR S&P International Small Cap ETF	21,305,222	25,928,947
SPDR Dow Jones International Real Estate ETF	444,699,764	651,473,477
SPDR S&P Global Infrastructure ETF	14,968,642	15,217,218
SPDR S&P Global Natural Resources ETF	55,190,907	55,758,767
SPDR S&P North American Natural Resources ETF	87,393,619	116,430,913
SPDR MSCI ACWI ex-US ETF	27,654,935	10,201,521
SPDR MSCI ACWI IMI ETF	923,030	1,105,695
SPDR MSCI ACWI Low Carbon Target ETF	8,579,676	6,006,806
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	97,247	240,692
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,374,067	12,571
SPDR MSCI EAFE StrategicFactors ETF	3,474,101	41,159,122
SPDR MSCI Emerging Markets StrategicFactors ETF	30,548,872	10,338,848
SPDR MSCI World StrategicFactors ETF	378,512	289,148
SPDR MSCI Australia StrategicFactors ETF	1,496,612	1,633,762
SPDR MSCI Canada StrategicFactors ETF	1,899,512	1,901,267
SPDR MSCI Germany StrategicFactors ETF	454,937	464,843

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

	Purchases	Sales
SPDR MSCI Japan StrategicFactors ETF	$1,725,623	$1,780,094
SPDR MSCI Spain StrategicFactors ETF	60,438	115,163
SPDR MSCI United Kingdom StrategicFactors ETF	287,096	229,612
SPDR S&P Global Dividend ETF	52,390,864	52,432,144
SPDR S&P International Dividend ETF	911,498,155	910,773,626
SPDR S&P Emerging Markets Small Cap ETF	38,302,905	25,733,417
SPDR Dow Jones Global Real Estate ETF	187,224,622	197,823,176
SPDR S&P International Consumer Discretionary Sector ETF	88,288	4
SPDR S&P International Consumer Staples Sector ETF	2,060,719	1,991,325
SPDR S&P International Energy Sector ETF	3,826,975	3,939,767
SPDR S&P International Financial Sector ETF	177,422	146,128
SPDR S&P International Health Care Sector ETF	841,844	982,666
SPDR S&P International Industrial Sector ETF	531,349	593,670
SPDR S&P International Materials Sector ETF	1,904,123	997,098
SPDR S&P International Technology Sector ETF	1,648,676	182,317
SPDR S&P International Telecommunications Sector ETF	975,421	936,471
SPDR S&P International Utilities Sector ETF	1,756,925	1,745,252

For the period ended March 31, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR STOXX Europe 50 ETF	$—	$17,806,053	$(2,103,617)
SPDR EURO STOXX 50 ETF	370,206,794	—	(35,529,432)
SPDR EURO STOXX 50 Currency Hedged ETF	7,312,361	1,741,597	154,701
SPDR S&P Emerging Asia Pacific ETF	—	2,579,833	(861,380)
SPDR S&P Russia ETF	4,029,220	885,582	161,907
SPDR S&P China ETF	—	78,793,595	19,989,925
SPDR S&P Emerging Markets ETF	48,423,197	—	—
SPDR S&P Emerging Markets Dividend ETF	15,834,916	3,202,518	390,678
SPDR S&P Emerging Europe ETF	9,217,447	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	2,477,966	50,526
SPDR S&P World ex-US ETF	179,717,067	58,887,450	3,334,160
SPDR S&P International Small Cap ETF	51,126,225	—	—
SPDR Dow Jones International Real Estate ETF	232,087,369	685,391,303	118,833,879
SPDR S&P Global Infrastructure ETF	41,234,030	4,607,541	771,498
SPDR S&P Global Natural Resources ETF	204,699,137	29,242,890	5,641,875
SPDR S&P North American Natural Resources ETF	88,396,415	10,426,549	3,039,696
SPDR MSCI ACWI ex-US ETF	283,775,013	—	—
SPDR MSCI ACWI IMI ETF	25,786,833	—	—
SPDR MSCI ACWI Low Carbon Target ETF	28,074,091	—	—
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	29,941,085	—	—
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,737,385	—	—
SPDR MSCI EAFE StrategicFactors ETF	108,715,351	—	—

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI Emerging Markets StrategicFactors ETF	$24,466,195	$694	$31
SPDR MSCI World StrategicFactors ETF	19,158,561	—	—
SPDR MSCI Australia StrategicFactors ETF	2,359,128	—	—
SPDR MSCI Canada StrategicFactors ETF	16,317,176	—	—
SPDR MSCI Germany StrategicFactors ETF	—	7,261,834	(182,465)
SPDR MSCI Japan StrategicFactors ETF	6,892,818	6,864,881	967,099
SPDR S&P Global Dividend ETF	24,707,122	6,255,386	903,821
SPDR S&P International Dividend ETF	109,708,909	36,262,306	6,987,463
SPDR S&P Emerging Markets Small Cap ETF	26,144,398	12,755,140	1,157,793
SPDR Dow Jones Global Real Estate ETF	343,289,448	156,516,082	39,922,424
SPDR S&P International Consumer Discretionary Sector ETF	1,763,352	—	—
SPDR S&P International Consumer Staples Sector ETF	5,934,670	3,839,485	133,184
SPDR S&P International Energy Sector ETF	11,336,037	1,786,922	202,799
SPDR S&P International Financial Sector ETF	1,879,941	1,762,826	(234,981)
SPDR S&P International Health Care Sector ETF	10,748,707	8,992,677	1,320,911
SPDR S&P International Industrial Sector ETF	6,028,288	1,588,053	349,711
SPDR S&P International Materials Sector ETF	19,835,824	12,398,516	802,526
SPDR S&P International Technology Sector ETF	14,433,422	—	—
SPDR S&P International Telecommunications Sector ETF	10,213,904	1,164,082	204,662
SPDR S&P International Utilities Sector ETF	—	3,760,746	(265,068)

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2016, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$201,605,000	$5,674,600	$31,401,652	$(25,727,052)
SPDR EURO STOXX 50 ETF	2,971,601,229	121,717,779	319,419,695	(197,701,916)
SPDR EURO STOXX Small Cap ETF	12,153,729	1,355,799	552,651	803,148
SPDR EURO STOXX 50 Currency Hedged ETF	21,987,054	1,017,247	—	1,017,247
SPDR S&P International Dividend Currency Hedged ETF	2,012,337	154,063	—	154,063
SPDR S&P Emerging Asia Pacific ETF	320,277,707	73,540,624	54,773,371	18,767,253
SPDR S&P Russia ETF	39,588,957	1,925,948	8,763,040	(6,837,092)
SPDR S&P China ETF	845,119,769	137,906,356	146,227,762	(8,321,406)
SPDR MSCI China A Shares IMI ETF	2,452,920	121,777	416,152	(294,375)
SPDR S&P Emerging Markets ETF	335,295,546	39,913,283	46,922,479	(7,009,196)
SPDR S&P Emerging Markets Dividend ETF	369,670,149	16,766,729	10,788,860	5,977,869
SPDR S&P Emerging Europe ETF	75,578,088	2,848,316	28,910,674	(26,062,358)
SPDR S&P Emerging Latin America ETF	46,949,765	3,000,309	19,364,128	(16,363,819)
SPDR S&P Emerging Middle East & Africa ETF	34,443,089	5,307,949	11,942,639	(6,634,690)
SPDR S&P World ex-US ETF	821,326,493	76,302,206	87,606,159	(11,303,953)
SPDR S&P International Small Cap ETF	869,941,638	104,254,235	152,932,962	(48,678,727)
SPDR Dow Jones International Real Estate ETF	3,949,356,104	260,234,961	516,471,175	(256,236,214)
SPDR S&P Global Infrastructure ETF	127,351,431	8,346,302	4,703,575	3,642,727
SPDR S&P Global Natural Resources ETF	998,167,753	59,948,245	58,051,909	1,896,336
SPDR S&P North American Natural Resources ETF	697,554,514	194,724,326	6,497,855	188,226,471
SPDR MSCI ACWI ex-US ETF	1,255,035,830	90,638,968	125,269,371	(34,630,403)
SPDR MSCI ACWI IMI ETF	91,652,803	9,579,107	3,800,406	5,778,701
SPDR MSCI ACWI Low Carbon Target ETF	124,419,857	15,897,516	5,134,107	10,763,409
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	29,811,105	2,802,819	504,406	2,298,413
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	5,434,500	377,153	140,436	236,717
SPDR MSCI EAFE StrategicFactors ETF	116,264,906	7,808,098	1,001,009	6,807,089
SPDR MSCI Emerging Markets StrategicFactors ETF	155,335,036	17,486,360	5,837,290	11,649,070
SPDR MSCI World StrategicFactors ETF	25,312,474	2,166,517	435,802	1,730,715
SPDR MSCI Australia StrategicFactors ETF	11,776,875	1,436,269	200,986	1,235,283
SPDR MSCI Canada StrategicFactors ETF	33,155,562	2,634,817	347,576	2,287,241
SPDR MSCI Germany StrategicFactors ETF	5,660,767	443,203	563,141	(119,938)
SPDR MSCI Japan StrategicFactors ETF	13,799,327	350,257	551,224	(200,967)
SPDR MSCI Spain StrategicFactors ETF	2,902,556	74,527	668,358	(593,831)
SPDR MSCI United Kingdom StrategicFactors ETF	2,777,027	97,625	450,514	(352,889)
SPDR S&P Global Dividend ETF	130,291,464	4,908,622	3,325,246	1,583,376
SPDR S&P International Dividend ETF	1,139,459,664	25,812,038	19,093,815	6,718,223
SPDR S&P Emerging Markets Small Cap ETF	438,943,539	55,038,270	110,984,396	(55,946,126)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$2,509,168,446	$146,211,768	$100,728,729	$45,483,039
SPDR S&P International Consumer Discretionary Sector ETF	16,081,071	1,301,988	2,007,456	(705,468)
SPDR S&P International Consumer Staples Sector ETF	36,998,340	2,041,045	2,706,449	(665,404)
SPDR S&P International Energy Sector ETF	53,006,866	842,415	5,001,244	(4,158,829)
SPDR S&P International Financial Sector ETF	8,389,596	179,360	1,348,873	(1,169,513)
SPDR S&P International Health Care Sector ETF	55,289,597	3,356,863	7,065,211	(3,708,348)
SPDR S&P International Industrial Sector ETF	20,915,043	1,555,527	1,245,128	310,399
SPDR S&P International Materials Sector ETF	16,758,414	312,099	2,769,371	(2,457,272)
SPDR S&P International Technology Sector ETF	26,358,681	3,904,971	1,847,589	2,057,382
SPDR S&P International Telecommunications Sector ETF	39,624,969	2,042,752	4,334,561	(2,291,809)
SPDR S&P International Utilities Sector ETF	32,303,966	711,889	6,485,157	(5,773,268)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of March 31, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$2,503,775	$2,667,677	$—	$2,667,677
SPDR S&P Emerging Asia Pacific ETF	12,526,598	4,144,298	9,743,747	13,888,045
SPDR S&P China ETF	46,991,712	17,336,388	35,385,677	52,722,065
SPDR S&P Emerging Markets ETF	11,393,377	4,416,031	7,876,449	12,292,480
SPDR S&P Emerging Markets Dividend ETF	31,663,017	32,011,607	4,404,591	36,416,198

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P Emerging Europe ETF	$1,057,112	$1,117,557	$—	$1,117,557
SPDR S&P Emerging Latin America ETF	930,099	417,673	546,127	963,800
SPDR S&P Emerging Middle East & Africa ETF	1,818,250	1,385,573	644,078	2,029,651
SPDR S&P World ex-US ETF	27,530,960	17,963,396	11,072,590	29,035,986
SPDR S&P International Small Cap ETF	70,191,113	56,680,386	18,797,727	75,478,113
SPDR Dow Jones International Real Estate ETF	87,036,812	83,171,939	6,928,003	90,099,942
SPDR S&P Global Infrastructure ETF	5,333,218	4,819,397	800,383	5,619,780
SPDR S&P Global Natural Resources ETF	59,492,535	41,185,894	21,244,169	62,430,063
SPDR MSCI ACWI ex-US ETF	34,370,562	20,241,414	16,155,158	36,396,572
SPDR MSCI ACWI IMI ETF	2,677,537	973,522	1,840,251	2,813,773
SPDR S&P Global Dividend ETF	13,202,692	6,833,259	7,187,305	14,020,564
SPDR S&P International Dividend ETF	25,212,721	12,019,618	15,112,599	27,132,217
SPDR S&P Emerging Markets Small Cap ETF	21,314,274	10,682,515	12,904,635	23,587,150
SPDR Dow Jones Global Real Estate ETF	27,029,136	18,752,512	8,714,306	27,466,818
SPDR S&P International Consumer Discretionary Sector ETF	773,496	251,228	569,308	820,536
SPDR S&P International Consumer Staples Sector ETF	476,900	157,631	344,027	501,658
SPDR S&P International Energy Sector ETF	3,838,859	2,741,756	1,315,174	4,056,930
SPDR S&P International Financial Sector ETF	178,528	127,567	62,846	190,413
SPDR S&P International Health Care Sector ETF	898,879	664,580	283,585	948,165
SPDR S&P International Industrial Sector ETF	597,486	403,542	225,687	629,229
SPDR S&P International Materials Sector ETF	663,862	336,220	365,305	701,525
SPDR S&P International Technology Sector ETF	1,200,953	417,060	844,935	1,261,995
SPDR S&P International Telecommunications Sector ETF	612,604	295,032	350,325	645,357
SPDR S&P International Utilities Sector ETF	1,730,789	860,733	963,031	1,823,764

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2017:

SPDR EURO STOXX 50 ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Rights	$2,667,677	$—	$—	$—	$2,667,677

Total Borrowings	$2,667,677	$—	$—	$—	$2,667,677

Gross amount of recognized liabilities for securities lending transactions					$2,667,677

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P Emerging Asia Pacific ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,144,298	$—	$—	$—	$4,144,298

Total Borrowings	$4,144,298	$—	$—	$—	$4,144,298

Gross amount of recognized liabilities for securities lending transactions					$4,144,298

SPDR S&P China ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$17,336,388	$—	$—	$—	$17,336,388

Total Borrowings	$17,336,388	$—	$—	$—	$17,336,388

Gross amount of recognized liabilities for securities lending transactions					$17,336,388

SPDR S&P Emerging Markets ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,416,031	$—	$—	$—	$4,416,031

Total Borrowings	$4,416,031	$—	$—	$—	$4,416,031

Gross amount of recognized liabilities for securities lending transactions					$4,416,031

SPDR S&P Emerging Markets Dividend ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$32,011,607	$—	$—	$—	$32,011,607

Total Borrowings	$32,011,607	$—	$—	$—	$32,011,607

Gross amount of recognized liabilities for securities lending transactions					$32,011,607

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P Emerging Europe ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,117,557	$—	$—	$—	$1,117,557

Total Borrowings	$1,117,557	$—	$—	$—	$1,117,557

Gross amount of recognized liabilities for securities lending transactions					$1,117,557

SPDR S&P Emerging Latin America ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$417,673	$—	$—	$—	$417,673

Total Borrowings	$417,673	$—	$—	$—	$417,673

Gross amount of recognized liabilities for securities lending transactions					$417,673

SPDR S&P Emerging Middle East & Africa ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,385,573	$—	$—	$—	$1,385,573

Total Borrowings	$1,385,573	$—	$—	$—	$1,385,573

Gross amount of recognized liabilities for securities lending transactions					$1,385,573

SPDR S&P World ex-US ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$17,963,396	$—	$—	$—	$17,963,396

Total Borrowings	$17,963,396	$—	$—	$—	$17,963,396

Gross amount of recognized liabilities for securities lending transactions					$17,963,396

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P International Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$56,667,151	$—	$—	$—	$56,667,151
Rights	11,210	—	—	—	11,210
Warrants	2,025	—	—	—	2,025

Total	$56,680,386	$—	$—	$—	$56,680,386

Total Borrowings	$56,680,386	$—	$—	$—	$56,680,386

Gross amount of recognized liabilities for securities lending transactions					$56,680,386

SPDR Dow Jones International Real Estate ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$83,171,939	$—	$—	$—	$83,171,939

Total Borrowings	$83,171,939	$—	$—	$—	$83,171,939

Gross amount of recognized liabilities for securities lending transactions					$83,171,939

SPDR S&P Global Infrastructure ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,819,397	$—	$—	$—	$4,819,397

Total Borrowings	$4,819,397	$—	$—	$—	$4,819,397

Gross amount of recognized liabilities for securities lending transactions					$4,819,397

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P Global Natural Resources ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$41,185,894	$—	$—	$—	$41,185,894

Total Borrowings	$41,185,894	$—	$—	$—	$41,185,894

Gross amount of recognized liabilities for securities lending transactions					$41,185,894

SPDR MSCI ACWI ex-US ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$20,241,414	$—	$—	$—	$20,241,414

Total Borrowings	$20,241,414	$—	$—	$—	$20,241,414

Gross amount of recognized liabilities for securities lending transactions					$20,241,414

SPDR MSCI ACWI IMI ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$973,522	$—	$—	$—	$973,522

Total Borrowings	$973,522	$—	$—	$—	$973,522

Gross amount of recognized liabilities for securities lending transactions					$973,522

SPDR S&P Global Dividend ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,833,259	$—	$—	$—	$6,833,259

Total Borrowings	$6,833,259	$—	$—	$—	$6,833,259

Gross amount of recognized liabilities for securities lending transactions					$6,833,259

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P International Dividend ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$12,019,618	$—	$—	$—	$12,019,618

Total Borrowings	$12,019,618	$—	$—	$—	$12,019,618

Gross amount of recognized liabilities for securities lending transactions					$12,019,618

SPDR S&P Emerging Markets Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,682,515	$—	$—	$—	$10,682,515

Total Borrowings	$10,682,515	$—	$—	$—	$10,682,515

Gross amount of recognized liabilities for securities lending transactions					$10,682,515

SPDR Dow Jones Global Real Estate ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$18,752,512	$—	$—	$—	$18,752,512

Total Borrowings	$18,752,512	$—	$—	$—	$18,752,512

Gross amount of recognized liabilities for securities lending transactions					$18,752,512

SPDR S&P International Consumer Discretionary Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$251,228	$—	$—	$—	$251,228

Total Borrowings	$251,228	$—	$—	$—	$251,228

Gross amount of recognized liabilities for securities lending transactions					$251,228

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P International Consumer Staples Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$157,631	$—	$—	$—	$157,631

Total Borrowings	$157,631	$—	$—	$—	$157,631

Gross amount of recognized liabilities for securities lending transactions					$157,631

SPDR S&P International Energy Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,741,756	$—	$—	$—	$2,741,756

Total Borrowings	$2,741,756	$—	$—	$—	$2,741,756

Gross amount of recognized liabilities for securities lending transactions					$2,741,756

SPDR S&P International Financial Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$127,567	$—	$—	$—	$127,567

Total Borrowings	$127,567	$—	$—	$—	$127,567

Gross amount of recognized liabilities for securities lending transactions					$127,567

SPDR S&P International Health Care Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$664,580	$—	$—	$—	$664,580

Total Borrowings	$664,580	$—	$—	$—	$664,580

Gross amount of recognized liabilities for securities lending transactions					$664,580

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P International Industrial Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$403,542	$—	$—	$—	$403,542

Total Borrowings	$403,542	$—	$—	$—	$403,542

Gross amount of recognized liabilities for securities lending transactions					$403,542

SPDR S&P International Materials Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$336,220	$—	$—	$—	$336,220

Total Borrowings	$336,220	$—	$—	$—	$336,220

Gross amount of recognized liabilities for securities lending transactions					$336,220

SPDR S&P International Technology Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$416,750	$—	$—	$—	$416,750
Rights	310	—	—	—	310

Total	$417,060	$—	$—	$—	$417,060

Total Borrowings	$417,060	$—	$—	$—	$417,060

Gross amount of recognized liabilities for securities lending transactions					$417,060

SPDR S&P International Telecommunications Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$295,032	$—	$—	$—	$295,032

Total Borrowings	$295,032	$—	$—	$—	$295,032

Gross amount of recognized liabilities for securities lending transactions					$295,032

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

SPDR S&P International Utilities Sector ETF

	Remaining Contractual Maturity of the Agreements As of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$860,733	$—	$—	$—	$860,733

Total Borrowings	$860,733	$—	$—	$—	$860,733

Gross amount of recognized liabilities for securities lending transactions					$860,733

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The following funds participate in the credit facility:

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P International Small Cap ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR S&P Global Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Dividend ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Funds had no outstanding loans during the period ended March 31, 2017.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2017 (Unaudited)

11.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fundinvests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

Effective May 1, 2017, the distributor’s name changed to State Street Global Advisors Funds Distributors, LLC, from State Street Global Markets, LLC.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

March 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2016 to March 31, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(a)
SPDR STOXX Europe 50 ETF	0.29%	$1,072.50	$1.50	(a)	$1,023.50	$1.46
SPDR EURO STOXX 50 ETF	0.29	1,117.00	1.53	(a)	1,023.50	1.46
SPDR EURO STOXX Small Cap ETF	0.45	1,098.60	2.35	(a)	1,022.70	2.27
SPDR EURO STOXX 50 Currency Hedged ETF	0.03	1,179.50	0.16	(a)	1,024.80	0.15
SPDR S&P International Dividend Currency Hedged ETF	0.04	1,083.00	0.21	(a)	1,024.70	0.20
SPDR S&P Emerging Asia Pacific ETF	0.49	1,068.00	2.53	(a)	1,022.50	2.47
SPDR S&P Russia ETF	0.59	1,134.00	3.14	(a)	1,022.00	2.97
SPDR S&P China ETF	0.59	1,054.50	3.02	(a)	1,022.00	2.97
SPDR MSCI China A Shares IMI ETF	0.66	1,006.30	3.30	(a)	1,021.60	3.33
SPDR S&P Emerging Markets ETF	0.59	1,068.80	3.04	(a)	1,022.00	2.97
SPDR S&P Emerging Markets Dividend ETF	0.49	1,075.10	2.54	(a)	1,022.50	2.47
SPDR S&P Emerging Europe ETF	0.49	1,111.50	2.58	(a)	1,022.50	2.47
SPDR S&P Emerging Latin America ETF	0.51	1,118.40	2.69	(a)	1,022.40	2.57
SPDR S&P Emerging Middle East & Africa ETF	0.49	1,001.30	2.44	(a)	1,022.50	2.47
SPDR S&P World ex-US ETF	0.34	1,063.80	1.75	(a)	1,023.20	1.72

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2017 (Unaudited)

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(a)
SPDR S&P International Small Cap ETF	0.40%	$1,047.00	$2.04	(a)	$1,022.90	$2.02
SPDR Dow Jones International Real Estate ETF	0.59	959.20	2.88	(a)	1,022.00	2.97
SPDR S&P Global Infrastructure ETF	0.40	1,032.20	2.03	(a)	1,022.90	2.02
SPDR S&P Global Natural Resources ETF	0.40	1,094.60	2.09	(a)	1,022.90	2.02
SPDR S&P North American Natural Resources ETF	0.35	1,016.30	1.76	(a)	1,023.20	1.77
SPDR MSCI ACWI ex-US ETF	0.30	1,062.10	1.54	(a)	1,023.40	1.51
SPDR MSCI ACWI IMI ETF	0.25	1,080.50	1.30	(a)	1,023.70	1.26
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,082.10	1.04	(a)	1,023.90	1.01
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	1,085.70	0.90	(b)	1,023.90	1.01
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.31	1,052.30	1.38	(b)	1,023.40	1.56
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,042.70	1.53	(a)	1,023.40	1.51
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,044.70	1.53	(a)	1,023.40	1.51
SPDR MSCI World StrategicFactors ETF	0.30	1,069.60	1.55	(a)	1,023.40	1.51
SPDR MSCI Australia StrategicFactors ETF	0.30	1,081.70	1.56	(a)	1,023.40	1.51
SPDR MSCI Canada StrategicFactors ETF	0.30	1,050.10	1.53	(a)	1,023.40	1.51
SPDR MSCI Germany StrategicFactors ETF	0.30	1,081.90	1.56	(a)	1,023.40	1.51
SPDR MSCI Japan StrategicFactors ETF	0.30	1,027.20	1.52	(a)	1,023.40	1.51
SPDR MSCI Spain StrategicFactors ETF	0.30	1,137.10	1.60	(a)	1,023.40	1.51
SPDR MSCI United Kingdom StrategicFactors ETF	0.30	1,030.20	1.52	(a)	1,023.40	1.51
SPDR S&P Global Dividend ETF	0.40	1,032.50	2.03	(a)	1,022.90	2.02
SPDR S&P International Dividend ETF	0.45	1,067.40	2.32	(a)	1,022.70	2.27
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,084.90	3.38	(a)	1,021.70	3.28
SPDR Dow Jones Global Real Estate ETF	0.50	966.00	2.45	(a)	1,022.40	2.52
SPDR S&P International Consumer Discretionary Sector ETF	0.40	1,059.10	2.05	(a)	1,022.90	2.02
SPDR S&P International Consumer Staples Sector ETF	0.40	975.20	1.97	(a)	1,022.90	2.02
SPDR S&P International Energy Sector ETF	0.40	1,056.30	2.05	(a)	1,022.90	2.02
SPDR S&P International Financial Sector ETF	0.40	1,158.90	2.15	(a)	1,022.90	2.02
SPDR S&P International Health Care Sector ETF	0.40	992.90	1.99	(a)	1,022.90	2.02
SPDR S&P International Industrial Sector ETF	0.40	1,068.80	2.06	(a)	1,022.90	2.02

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2017 (Unaudited)

		Actual			Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(a)
SPDR S&P International Materials Sector ETF	0.40%	$1,092.60	$2.09	(a)	$1,022.90	$2.02
SPDR S&P International Technology Sector ETF	0.40	1,110.40	2.10	(a)	1,022.90	2.02
SPDR S&P International Telecommunications Sector ETF	0.40	983.60	1.98	(a)	1,022.90	2.02
SPDR S&P International Utilities Sector ETF	0.40	1,000.20	1.99	(a)	1,022.90	2.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
(b)	Actual period is from commencement of operations 10/25/2016.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2017 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held prior to March 31, 2017, the Board of Trustees of the Trust (the “Board”) evaluated proposals related to the initial approval of advisory arrangements for new series of the Trust, including proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF and the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “New ETFs”), each of which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and (iv) extent to which economies of scale would be shared as the New ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with indexed investment objectives, as applicable.

Fees Charged to Comparable Funds

The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge (formerly, “Lipper Analytical Services”) and related comparative information for similar exchange-traded funds. The Board also reviewed estimated expense ratios for each New ETF. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in either New ETF’s advisory fee rate as assets of a New ETF increase. However, the Board further noted the Adviser’s assertion that future

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2017 (Unaudited)

economies of scale (among several factors) had been taken into consideration for each New ETF by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because each New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.

Conclusion

The Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

March 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the most recent period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 866.787.2257 or

visit spdrs.com today.

ssga.com   |   spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, sub-administrator, securities lending agent, transfer agent and shareholder servicing agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. 0515 Exp. Date: 11/30/2017 SPDRISSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each series of the registrant is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 2, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 2, 2017